UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 28, 2008

Date of reporting period:         August 31, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]      Semi-Annual Report
                       August 31, 2007

--------------------------------------------------------------------------------

                    WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                    o     WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM)

                    o     WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM)

                    o     WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM)

                    o     WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM)

                    o     WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM)

                    o     WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM)

                    o     WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM)

                    o     WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM)

                    o     WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM)

                    o     WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM)

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for eDelivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .....................................................   2

PERFORMANCE HIGHLIGHTS .....................................................   4

FUND EXPENSES ..............................................................  11

PORTFOLIO OF INVESTMENTS
Target Today Fund ..........................................................  15
Target 2010 Fund ...........................................................  15
Target 2015 Fund ...........................................................  15
Target 2020 Fund ...........................................................  16
Target 2025 Fund ...........................................................  16
Target 2030 Fund ...........................................................  16
Target 2035 Fund ...........................................................  17
Target 2040 Fund ...........................................................  17
Target 2045 Fund ...........................................................  17
Target 2050 Fund ...........................................................  18

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .......................................  20
Statements of Operations ...................................................  24
Statements of Changes in Net Assets ........................................  26
Financial Highlights .......................................................  34
Notes to Financial Highlights ..............................................  42

NOTES TO FINANCIAL STATEMENTS ..............................................  43

MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
Diversified Fixed Income Portfolio .........................................  48
Diversified Stock Portfolio ................................................  74
Money Market Portfoio ...................................................... 155

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................... 159
Statements of Operations ................................................... 160
Statements of Changes in Net Assets ........................................ 162
Financial Highlights ....................................................... 164

NOTES TO FINANCIAL STATEMENTS .............................................. 165

OTHER INFORMATION .......................................................... 170

LIST OF ABBREVIATIONS ...................................................... 176

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS (SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $138 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2007.

EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                        Equity Index Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Equity Value Fund                                 Overseas Fund
C&B Mid Cap Value Fund                   Growth and Income Fund                            Small Cap Disciplined Fund
Capital Growth Fund                      Growth Fund                                       Small Cap Growth Fund
Common Stock Fund                        Growth Equity Fund                                Small Cap Opportunities Fund
Discovery Fund                           Index Fund                                        Small Cap Value Fund
Diversified Equity Fund                  International Core Fund                           Small Company Growth Fund
Diversified Small Cap Fund               International Equity Fund                         Small Company Value Fund
Dividend Income Fund                     International Value Fund                          Small/Mid Cap Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Specialized Financial Services Fund
Emerging Markets Focus Fund              Large Cap Growth Fund                             Specialized Health Sciences Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Mid Cap Disciplined Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Growth Fund                               Value Fund

BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund    Intermediate Government Income Fund 1             Short-Term Municipal Bond Fund
California Tax-Free Fund                 Intermediate Tax-Free Fund                        Stable Income Fund
Colorado Tax-Free Fund                   Minnesota Tax-Free Fund                           Strategic Income Fund
Corporate Bond Fund                      Municipal Bond Fund                               Total Return Bond Fund
Diversified Bond Fund                    National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
Government Securities Fund 1             National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Income Fund                         Nebraska Tax-Free Fund                            Ultra-Short Duration Bond Fund
High Yield Bond Fund                     Short Duration Government Bond Fund 1             Wisconsin Tax-Free Fund
Income Plus Fund                         Short-Term Bond Fund
Inflation-Protected Bond Fund            Short-Term High Yield Bond Fund

ASSET ALLOCATION FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio          Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio        Target 2010 Fund 2
Life Stage-Moderate Portfolio            Target 2015 Fund 2

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1        Liquidity Reserve Money Market Fund               National Tax-Free Money Market Trust
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       Overland Express Sweep Fund
California Tax-Free Money Market Trust   Money Market Fund                                 Prime Investment Money Market Fund
Cash Investment Money Market Fund        Money Market Trust                                Treasury Plus Money Market Fund 1
Government Money Market Fund 1           Municipal Money Market Fund
Heritage Money Market Fund               National Tax-Free Money Market Fund

VARIABLE TRUST FUNDS 3
-----------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

Not part of the semi-annual report.

2 Wells Fargo Advantage Dow Jones Target Date Funds       Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

Dear Valued Shareholder,

If you were a shareholder last year at this time, you may notice a few changes in this year's semi-annual report for the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, which covers the six-month period that ended August 31, 2007. Our new streamlined report includes Fund and benchmark performance, portfolio allocation as well as other financial information.

We will continue to provide you with a review of the economy and the equity and bond markets in our letter to you. In the next annual report, which will cover the 12-month period that will end February 29, 2008, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

--------------------------------------------------------------------------------

GROSS DOMESTIC PRODUCT (GDP) GROWTH WAS REVISED UPWARD FROM 3.4% TO 4.0% FOR THE SECOND QUARTER.

--------------------------------------------------------------------------------

REVIEW OF THE ECONOMY

Gross Domestic Product (GDP) growth was revised upward from 3.4% to 4.0% for the second quarter of 2007. Contributors to GDP growth included stronger exports and weaker imports. We may continue to see this same trend through the end of 2007 if global growth remains steady and the U.S. dollar stays weak compared to other currencies. As for the subcomponents of GDP, consumer and business spending are causing some concern as they continue to show signs of weakness in response to escalating concerns about the housing market and the subprime mortgage sector.

In May and June, it seemed that housing activity was showing some signs of recovery, but that began to change by August when the market started to assess the risk that the housing slump might have on consumer and business spending. Household incomes, a strong labor market, and, until recently, gains in equity portfolios had sustained consumer spending. However, as housing prices declined and equity values fell in August, consumer confidence dropped.

STOCKS RODE ON A SEESAW

At the beginning of the six-month period, domestic stocks tumbled in sympathy with China's stock market adjustment that had taken place on February 27, 2007. However, there was still significant liquidity in the domestic market early in the second quarter, and the U.S. stock market was able to shake off investor concerns, which allowed the U.S. stock market to post record highs by mid-July. This was followed by a dramatic sell-off in August as fear around the weakening housing market and defaults in the subprime mortgage loan arena led to significant volatility in the stock market. On the international side, there was some concern that a potential economic slowdown in the United States would result in weaker growth in the rest of the world. So far that has not been the case, even though equity markets around the world also experienced some volatility during the period.

THE FED PAID ATTENTION TO THE BOND MARKET

Liquidity in the fixed-income markets evaporated during the summer, causing a global credit crunch that widened spreads and rallied the U.S. Treasury yield curve. Defaults in subprime mortgages were mostly to blame, because the global financial system seemed to collectively discover that these debt obligations were held in many different types of structured debt products and that expected cash flows were not likely to come in as promised. As a result, credit and structured product spreads widened dramatically as investors fled unknown risk and sought the safety of U.S. Treasuries. At the same time, banks became cautious about lending money to one another and to businesses and consumers.

As banks continued to rein in their lending practices and concerns about exposure to subprime mortgages increased, the Fed responded in mid-August by cutting the bank discount lending rate by 50 basis points, to 5.75%. The bank

Letter to Shareholders       Wells Fargo Advantage Dow Jones Target Date Funds 3


discount lending rate is what a central bank charges for loans to member banks. The Fed also extended the terms of its financing from the normal overnight period to as long as 30 days. Clearly, the Fed was responding to potential distress in the financial markets. But surprisingly, investment-grade bonds did not suffer much during the recent months of the credit crunch. Corporate issues, asset-backed securities, and mortgage-backed securities each generated positive combined returns for July and August, even as spreads widened in those sectors.

High-yield corporate bonds did not fare as well as their investment-grade counterparts. Lower credit tiers had been the best performers during the months leading into the credit crunch, but that trend reversed very convincingly in June and July. As a sector, high-yield credits lost more than 3.50% in value (as measured by the Lehman High Yield Index 1) during July, giving back most of the positive returns for the year to end down 1.90% for the six-month period.

At the close of this six-month period, investors were uncertain whether the credit crunch would persist for the upcoming months. Some indications suggested that liquidity was returning to the credit markets and that monetary policy accommodation was having its intended effect. Certainly subprime distress will continue to challenge the credit markets, but to what degree remains unknown.

--------------------------------------------------------------------------------

AS BANKS CONTINUED TO REIN IN THEIR LENDING PRACTICES AND CONCERNS ABOUT EXPOSURE TO SUBPRIME MORTGAGES INCREASED, THE FED RESPONDED IN MID-AUGUST BY CUTTING THE BANK DISCOUNT LENDING RATE BY 50 BASIS POINTS, TO 5.75%.

--------------------------------------------------------------------------------

PLANNING AHEAD

As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that housing activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,

/s/ Karla M. Rabusch

    Karla M. Rabusch
    President
    WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
1 Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. You cannot invest directly in an index.

4 Wells Fargo Advantage Dow Jones Target Date Funds       Performance Highlights


WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Each Fund's objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index.

Specifically:

o The WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index(SM).

o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index(SM).

o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index(SM).

o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index(SM).

o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index(SM).

o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index(SM).

(continued next page)

PORTFOLIO ALLOCATION 1 (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
TARGET TODAY FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks         (5%)
Domestic Stocks              (9%)
Bonds                       (44%)
Cash                        (42%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TARGET 2010 FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks         (8%)
Domestic Stocks             (17%)
Bonds                       (71%)
Cash                         (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TARGET 2015 FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks        (14%)
Domestic Stocks             (28%)
Bonds                       (54%)
Cash                         (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TARGET 2020 FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International  Stocks       (18%)
Domestic Stocks             (38%)
Bonds                       (40%)
Cash                         (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TARGET 2025 FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International  Stocks       (22%)
Domestic Stocks             (46%)
Bonds                       (28%)
Cash                         (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TARGET 2030 FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks        (26%)
Domestic Stocks             (53%)
Bonds                       (17%)
Cash                         (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio allocation by asset class is subject to change.

Performance Highlights       Wells Fargo Advantage Dow Jones Target Date Funds 5

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION 1 (AS OF AUGUST 31, 2007) (continued)

--------------------------------------------------------------------------------
TARGET 2035 FUND
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International  Stocks       (28%)
Domestic Stocks             (58%)
Bonds                       (10%)
Cash                         (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TARGET 2040 FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks        (29%)
Domestic Stocks             (61%)
Bonds                        (6%)
Cash                         (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TARGET 2045 FUND
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International  Stocks       (29%)
Domestic Stocks             (61%)
Bonds                        (6%)
Cash                         (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TARGET 2050 FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International  Stocks       (29%)
Domestic Stocks             (61%)
Bonds                        (6%)
Cash                         (4%)
--------------------------------------------------------------------------------

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk and smaller company investment risk. Consult the Funds' prospectus for additional information on these and other risks.

o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index(SM).

o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index(SM).

o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index(SM).

o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index(SM).

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Global Index Advisors, Inc.

PORTFOLIO MANAGERS

Rodney  H.  Alldredge
George V.  Daniels,  Jr.
James P. Lauder

FUND INCEPTION

Target Today Fund - March 01, 1994
Target 2010 Fund - March 01, 1994
Target 2015 Fund - June 29, 2007
Target 2020 Fund - March 01, 1994
Target 2025 Fund - June 29, 2007
Target 2030 Fund - March 01, 1994
Target 2035 Fund - June 29, 2007
Target 2040 Fund - March 01, 1994
Target 2045 Fund - June 29, 2007
Target 2050 Fund - June 29, 2007

6 Wells Fargo Advantage Dow Jones Target Date Funds       Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                             Including Sales Charge              Excluding Sales Charge          Expense Ratio
DOW JONES TARGET TODAY FUND 2               6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------------------
Class A (STWRX)                               (3.73)   (0.51)   4.07     4.19      2.10      5.57    5.31    4.81     1.22%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Class B (WFOKX)                               (3.34)   (0.30)   4.22     4.18      1.66      4.70    4.56    4.18     1.97%    1.90%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFODX)                                0.68     3.74    4.55     4.17      1.68      4.74    4.55    4.17     1.97%    1.90%
------------------------------------------------------------------------------------------------------------------------------------
Administrator (WFLOX)                                                              2.31      5.90    5.65    5.04     1.04%    0.85%
------------------------------------------------------------------------------------------------------------------------------------
Institutional (WOTDX)                                                              2.32      6.13    5.78    5.10     0.78%    0.62%
------------------------------------------------------------------------------------------------------------------------------------
Investor (WFBTX)                                                                   2.16      5.72    5.34    4.83     1.43%    0.91%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target Today Index 5                                                  2.52      6.45    6.94    6.46
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000(R) Index 6                                                         4.70     14.94   12.82    7.03
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 7                                          1.54      5.26    4.31    6.04
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CURRENTLY CLASS A, B, AND C SHARES ARE CLOSED TO NEW INVESTORS.

--------------------------------------------------------------------------------
2 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND was named the Wells Fargo Advantage Outlook Today Fund. Performance shown prior to the inception on August 1, 1998 of the Class B shares reflects the performance of the Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown prior to the inception December 1, 1998 of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception on November 8, 1999 of the Administrator Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Prior to April 11, 2005, the Institutional Class was named the Select Class. Performance shown prior to the inception on June 30, 2004 of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown for the Investor Class shares reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are lower than those of the Investor Class shares. The Class A shares annual returns are substantially similar to what the Investor Class returns would be because the Investor Class and Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same sales charges and expenses.

3 For the Target Today, Target 2010, Target 2020, Target 2030 and Target 2040 Funds, the gross expense ratios shown for Classes A, B, and C, and the Administrator and Institutional Classes reflect the gross expense ratios shown in the Annual Fund Operating Expenses table of the July 1, 2007 prospectus. These gross expense ratios are based on these Funds' previous fiscal year expenses, which reflect a fee structure change in connection with these Funds conversion from stand-alone funds to gateway funds, and differ from the gross expense ratios reflected in the Financial Highlights, which excludes acquired fund expenses. The gross expense ratios for the Investor Class of these Funds reflect the gross expense ratios shown in the Annual Fund Operating Expenses table of the July 1, 2007 prospectus. These gross expense ratios are based on estimates for the current fiscal year, which differ from the gross expense ratios reflected in the Financial Highlights, which are based on these Funds' previous fiscal year expenses.

      This is the first fiscal year for the Target 2015, Target 2025, Target 2035, Target 2045 and Target 2050 Funds, and the gross expense ratios for these Funds reflect gross expense ratios shown in the Annual Fund Operating Expenses table of the July 1, 2007 prospectus, which is based on estimates for the current fiscal year. These gross expense ratios differ from the gross expense ratios reflected in the Financial Highlights, which are based on these Funds' current fiscal year expenses.

4 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. The investment adviser may also voluntarily waive additional fees and/or reimburse expenses as deemed appropriate by the investment adviser. Without these reductions, the Fund's returns would have been lower.

Performance Highlights       Wells Fargo Advantage Dow Jones Target Date Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2007) (continued)

------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                      Including Sales Charge                Excluding Sales Charge               Expense Ratio
DOWN JONES TARGET 2010 FUND 8        6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year     10 Year      Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------------------
Class A (STNRX)                        (3.67)    0.64    5.50     4.65      2.19      6.74    6.76       5.27         1.23%    1.18%
------------------------------------------------------------------------------------------------------------------------------------
Class B (SPTBX)                        (3.23)    0.95    5.69     4.63      1.77      5.95    6.01       4.63         1.98%    1.93%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFOCX)                         0.78     4.93    6.01     4.63      1.78      5.93    6.01       4.63         1.98%    1.93%
------------------------------------------------------------------------------------------------------------------------------------
Administrator (WFLGX)                                                       2.32      7.01    7.08       5.47         1.06%    0.88%
------------------------------------------------------------------------------------------------------------------------------------
Institutional (WFOAX)                                                       2.51      7.34    7.22       5.53         0.79%    0.65%
------------------------------------------------------------------------------------------------------------------------------------
Investor (WFCTX)                                                            2.27      6.74    6.76       5.27         1.44%    0.94%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2010 Index 5                                            2.68      7.72    9.63       7.04
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000 Index 6                                                     4.70     14.94   12.82       7.03
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate
     Index 7                                                                1.54      5.26    4.31       6.04
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOWN JONES TARGET 2015 FUND                                                 Since Inception*
------------------------------------------------------------------------------------------------------------------------------------
Administrator (WFFFX)                                                                                    0.10         1.14%    0.89%
------------------------------------------------------------------------------------------------------------------------------------
Institutional (WFSCX)                                                                                    0.10         0.87%    0.66%
------------------------------------------------------------------------------------------------------------------------------------
Investor (WFQEX)                                                                                         0.10         1.49%    0.95%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2015 Index 5                                                                         0.44
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000 Index 6                                                     4.70     14.94   12.82       7.03
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate
     Index 7                                                                1.54      5.26    4.31       6.04
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
5 The Dow Jones Target Date Indexes (each an "Index" or collectively the "Indexes") are a series of Indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indexes with longer time horizons have higher allocations to equity securities, while the Indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. You cannot invest directly in an Index.

6 The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an Index.

7 The Lehman Brothers U.S. Aggregate Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

8 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND was named the Wells Fargo Advantage Outlook 2010 Fund. Performance shown prior to the inception March 1, 1997 of the Class B shares reflects the performance of the Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown prior to the inception December 1, 1998 of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception November 8, 1999 of the Administrator Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Prior to April 11, 2005, the Institutional Class was named the Select Class. Performance shown prior to the inception June 30, 2004 of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown for the Investor Class shares reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are lower than those of the Investor Class shares. The Class A shares annual returns are substantially similar to what the Investor Class returns would be because the Investor Class and Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same sales charges and expenses.

8 Wells Fargo Advantage Dow Jones Target Date Funds       Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2007) (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                      Including Sales Charge               Excluding Sales Charge                Expense Ratio
DOWN JONES TARGET 2020 FUND 9        6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year     10 Year      Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------------------
Class A (STTRX)                        (2.75)    4.17    7.57     5.04      3.20     10.52    8.85       5.67         1.26%    1.20%
------------------------------------------------------------------------------------------------------------------------------------
Class B (STPBX)                        (2.17)    4.67    7.78     5.03      2.83      9.67    8.07       5.03         2.01%    1.95%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFLAX)                         1.89     8.76    8.09     5.03      2.89      9.76    8.09       5.03         2.02%    1.95%
------------------------------------------------------------------------------------------------------------------------------------
Administrator (WFLPX)                                                       3.39     10.87    9.17       5.91         1.09%    0.90%
------------------------------------------------------------------------------------------------------------------------------------
Institutional (WFOBX)                                                       3.56     11.18    9.35       5.99         0.82%    0.67%
------------------------------------------------------------------------------------------------------------------------------------
Investor (WFDTX)                                                            3.41     10.82    8.90       5.69         1.49%    0.96%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2020 Index 5                                            3.79     11.62   13.05       7.74
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000 Index 6                                                     4.70     14.94   12.82       7.03
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate
    Index 7                                                                 1.54      5.26    4.31       6.04
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOWN JONES TARGET 2025 FUND                                                 Since Inception*
------------------------------------------------------------------------------------------------------------------------------------
Administrator (WFTRX)                                                                                   (1.50)        1.20%    0.90%
------------------------------------------------------------------------------------------------------------------------------------
Institutional (WFTYX)                                                                                   (1.50)        0.93%    0.67%
------------------------------------------------------------------------------------------------------------------------------------
Investor (WFGYX)                                                                                        (1.50)        1.55%    0.96%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2025 Index 5                                                                        (1.01)
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000 Index 6                                                     4.70     14.94   12.82       7.03
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate
     Index 7                                                                1.54      5.26    4.31       6.04
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
9 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND was named the Wells Fargo Advantage Outlook 2020 Fund. Performance shown prior to the inception March 1, 1997 of the Class B shares reflects the performance of the Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown prior to the inception December 1, 1998 of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception November 8, 1999 of the Administrator Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Prior to April 11, 2005, the Institutional Class was named the Select Class. Performance shown prior to the inception June 30, 2004 of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown for the Investor Class shares reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are lower than those of the Investor Class shares. The Class A shares annual returns are substantially similar to what the Investor Class returns would be because the Investor Class and Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same sales charges and expenses.

Performance Highlights       Wells Fargo Advantage Dow Jones Target Date Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2007) (continued)

------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                      Including Sales Charge                Excluding Sales Charge               Expense Ratio
DOWN JONES TARGET 2030 FUND 10       6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year     10 Year      Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------------------
Class A (STHRX)                        (1.70)     7.37   9.25     5.52      4.27     13.94   10.54       6.15         1.29%    1.21%
------------------------------------------------------------------------------------------------------------------------------------
Class B (SGPBX)                        (1.18)     8.10   9.49     5.50      3.82     13.10    9.76       5.50         2.04%    1.96%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFDMX)                         2.84     12.12   9.77     5.49      3.84     13.12    9.77       5.49         2.04%    1.96%
------------------------------------------------------------------------------------------------------------------------------------
Administrator (WFLIX)                                                       4.38     14.29   10.88       6.37         1.12%    0.91%
------------------------------------------------------------------------------------------------------------------------------------
Institutional (WFOOX)                                                       4.56     14.61   11.03       6.44         0.85%    0.68%
------------------------------------------------------------------------------------------------------------------------------------
Investor (WFETX)                                                            4.34     14.09   10.57       6.16         1.53%    0.97%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2030 Index 5                                            4.79     14.96   15.77       8.29
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000 Index 6                                                     4.70     14.94   12.82       7.03
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate
     Index 7                                                                1.54      5.26    4.31       6.04
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOWN JONES TARGET 2035                                                      Since Inception*
------------------------------------------------------------------------------------------------------------------------------------
Administrator (WFQWX)                                                                                   (2.40)        1.23%    0.92%
------------------------------------------------------------------------------------------------------------------------------------
Institutional (WFQRX)                                                                                   (2.40)        0.96%    0.69%
------------------------------------------------------------------------------------------------------------------------------------
Investor (WFQTX)                                                                                        (2.40)        1.58%    0.98%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2035 Index 5                                                                        (1.97)
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000 Index 6                                                     4.70     14.94   12.82       7.03
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate
     Index 7                                                                1.54      5.26    4.31       6.04
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
10 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND was named the Wells Fargo Advantage Outlook 2030 Fund. Performance shown prior to the inception March 1, 1997 of the Class B shares reflects the performance of the Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown prior to the inception December 1, 1998 of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception November 8, 1999 of the Administrator Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Prior to April 11, 2005, the Institutional Class was named the Select Class. Performance shown prior to the inception June 30, 2004 of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown for the Investor Class shares reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are lower than those of the Investor Class shares. The Class A shares annual returns are substantially similar to what the Investor Class returns would be because the Investor Class and Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same sales charges and expenses.

10 Wells Fargo Advantage Dow Jones Target Date Funds      Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2007) (continued)

------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                      Including Sales Charge                Excluding Sales Charge               Expense Ratio
DOWN JONES TARGET 2040 FUND 11       6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year     10 Year      Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------------------
Class A (STFRX)                        (1.30)     8.83   10.67    5.57      4.70     15.46   11.99       6.20         1.29%    1.22%
------------------------------------------------------------------------------------------------------------------------------------
Class B (SLPBX)                        (0.69)     9.59   10.94    5.56      4.31     14.59   11.20       5.56         2.04%    1.97%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFOFX)                         3.30     13.62   11.20    5.56      4.30     14.62   11.20       5.56         2.04%    1.97%
------------------------------------------------------------------------------------------------------------------------------------
Administrator (WFLWX)                                                       4.85     15.84   12.33       6.45         1.11%    0.92%
------------------------------------------------------------------------------------------------------------------------------------
Institutional (WFOSX)                                                       5.01     16.09   12.49       6.53         0.84%    0.69%
------------------------------------------------------------------------------------------------------------------------------------
Investor (WFFTX)                                                            4.87     15.64   12.03       6.22         1.53%    0.98%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2040 Index 5                                            5.21     16.38   16.72       8.59
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000 Index 6                                                     4.70     14.94   12.82       7.03
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate
     Index 7                                                                1.54      5.26    4.31       6.04
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND                                                  Since Inception*
------------------------------------------------------------------------------------------------------------------------------------
Administrator (WFQYX)                                                                                   (2.40)        1.24%    0.92%
------------------------------------------------------------------------------------------------------------------------------------
Institutional (WFQPX)                                                                                   (2.40)        0.97%    0.69%
------------------------------------------------------------------------------------------------------------------------------------
Investor (WFQSX)                                                                                        (2.50)        1.59%    0.98%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2045 Index 5                                                                        (2.17)
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000 Index 6                                                     4.70     14.94   12.82       7.03
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate
     Index 7                                                                1.54      5.26    4.31       6.04
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOWN JONES TARGET 2050
------------------------------------------------------------------------------------------------------------------------------------
Administrator (WFQDX)                                                                                   (2.30)        1.24%    0.92%
------------------------------------------------------------------------------------------------------------------------------------
Institutional (WFQFX)                                                                                   (2.30)        0.97%    0.69%
------------------------------------------------------------------------------------------------------------------------------------
Investor (WFQGX)                                                                                        (2.30)        1.59%    0.98%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2050 Index 5                                                                        (2.17)
------------------------------------------------------------------------------------------------------------------------------------
   Russell 3000 Index 6                                                     4.70     14.94   12.82       7.03
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate
     Index 7                                                                1.54      5.26    4.31       6.04
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
11 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND was named the Wells Fargo Advantage Outlook 2040 Fund. Performance shown prior to the inception March 1, 1997 of the Class B shares reflects the performance of the Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown prior to the inception July 1, 1998 of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception November 8, 1999 of the Administrator Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Prior to April 11, 2005, the Institutional Class was named the Select Class. Performance shown prior to the inception June 30, 2004 of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown for the Investor Class shares reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are lower than those of the Investor Class shares. The Class A shares annual returns are substantially similar to what the Investor Class returns would be because the Investor Class and Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same sales charges and expenses.

Fund Expenses               Wells Fargo Advantage Dow Jones Target Date Funds 11


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Beginning         Ending        Expenses
                                                                       Account Value   Account Value    Paid During     Net Annual
WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND                        03-01-2007      08-31-2007    the Period 1   Expense Ratio
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                                $1,000.00       $1,021.00        $ 5.86          1.15%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,019.41        $ 5.85          1.15%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                                $1,000.00       $1,016.60        $ 9.66          1.90%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,015.63        $ 9.65          1.90%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                                $1,000.00       $1,016.80        $ 9.66          1.90%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,015.63        $ 9.65          1.90%
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                $1,000.00       $1,023.10        $ 4.33          0.85%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,020.92        $ 4.33          0.85%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                $1,000.00       $1,023.20        $ 3.16          0.62%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,022.08        $ 3.16          0.62%
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                $1,000.00       $1,021.60        $ 4.64          0.91%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,020.62        $ 4.63          0.91%
-----------------------------------------------------------------------------------------------------------------------------------

12 Wells Fargo Advantage Dow Jones Target Date Funds               Fund Expenses


-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Beginning         Ending        Expenses
                                                                       Account Value   Account Value    Paid During     Net Annual
WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND                         03-01-2007      08-31-2007    the Period 1   Expense Ratio
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                                $1,000.00       $1,021.90        $ 6.01          1.18%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,019.26        $ 6.01          1.18%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                                $1,000.00       $1,017.70        $ 9.82          1.93%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,015.48        $ 9.80          1.93%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                                $1,000.00       $1,017.80        $ 9.82          1.93%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,015.48        $ 9.80          1.93%
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                $1,000.00       $1,023.20        $ 4.49          0.88%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,020.77        $ 4.48          0.88%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                $1,000.00       $1,025.10        $ 3.32          0.65%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,021.93        $ 3.31          0.65%
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                $1,000.00       $1,022.70        $ 4.79          0.94%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,020.47        $ 4.79          0.94%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND 2
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                $1,000.00       $1,001.00        $ 1.54          0.89%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,007.09        $ 1.54          0.89%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                $1,000.00       $1,001.00        $ 1.14          0.66%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,007.49        $ 1.14          0.66%
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                $1,000.00       $1,001.00        $ 1.64          0.95%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,006.99        $ 1.65          0.95%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                                $1,000.00       $1,032.00        $ 6.15          1.20%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,019.16        $ 6.11          1.20%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                                $1,000.00       $1,028.30        $ 9.97          1.95%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,015.38        $ 9.91          1.95%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                                $1,000.00       $1,028.90        $ 9.97          1.95%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,015.38        $ 9.91          1.95%
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                $1,000.00       $1,033.90        $ 4.61          0.90%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,020.67        $ 4.58          0.90%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                $1,000.00       $1,035.60        $ 3.44          0.67%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,021.83        $ 3.41          0.67%
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                $1,000.00       $1,034.10        $ 4.92          0.96%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,020.37        $ 4.89          0.96%
-----------------------------------------------------------------------------------------------------------------------------------

Fund Expenses               Wells Fargo Advantage Dow Jones Target Date Funds 13


-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Beginning         Ending        Expenses
                                                                       Account Value   Account Value    Paid During     Net Annual
WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND 2                       03-01-2007      08-31-2007    the Period 1   Expense Ratio
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                $1,000.00       $  985.00        $ 1.54          0.90%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,007.08        $ 1.56          0.90%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                $1,000.00       $  985.00        $ 1.15          0.67%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,007.47        $ 1.16          0.67%
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                $1,000.00       $  985.00        $ 1.64          0.96%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,006.97        $ 1.66          0.96%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                                $1,000.00       $1,042.70        $ 6.23          1.21%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,019.11        $ 6.16          1.21%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                                $1,000.00       $1,038.20        $10.07          1.96%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,015.32        $ 9.96          1.96%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                                $1,000.00       $1,038.40        $10.07          1.96%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,015.32        $ 9.96          1.96%
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                $1,000.00       $1,043.80        $ 4.69          0.91%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,020.62        $ 4.63          0.91%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                $1,000.00       $1,045.60        $ 3.51          0.68%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,021.78        $ 3.47          0.68%
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                $1,000.00       $1,043.40        $ 5.00          0.97%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,020.32        $ 4.94          0.97%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND 2
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                $1,000.00       $  976.00        $ 1.57          0.92%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,007.04        $ 1.59          0.92%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                $1,000.00       $  976.00        $ 1.18          0.69%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,007.44        $ 1.20          0.69%
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                $1,000.00       $  976.00        $ 1.67          0.98%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,006.94        $ 1.70          0.98%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
   Actual                                                                $1,000.00       $1,047.00        $ 6.29          1.22%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,019.06        $ 6.21          1.22%
-----------------------------------------------------------------------------------------------------------------------------------
Class B
   Actual                                                                $1,000.00       $1,043.10        $10.14          1.97%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,015.27        $10.01          1.97%
-----------------------------------------------------------------------------------------------------------------------------------

14 Wells Fargo Advantage Dow Jones Target Date Funds               Fund Expenses


-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Beginning         Ending        Expenses
                                                                       Account Value   Account Value    Paid During     Net Annual
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND (continued)             03-01-2007      08-31-2007    the Period 1   Expense Ratio
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                                $1,000.00       $1,043.00        $10.14          1.97%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,015.27        $10.01          1.97%
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                $1,000.00       $1,048.50        $ 4.75          0.92%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,020.57        $ 4.69          0.92%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                $1,000.00       $1,050.10        $ 3.57          0.69%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,021.73        $ 3.52          0.69%
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                $1,000.00       $1,048.70        $ 5.06          0.98%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,020.27        $ 4.99          0.98%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND 2
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                $1,000.00       $  976.00        $ 1.57          0.92%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,007.04        $ 1.59          0.92%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                $1,000.00       $  976.00        $ 1.18          0.69%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,007.44        $ 1.20          0.69%
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                $1,000.00       $  975.00        $ 1.67          0.98%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,006.94        $ 1.70          0.98%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND 2
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                $1,000.00       $  977.00        $ 1.57          0.92%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,007.04        $ 1.59          0.92%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                $1,000.00       $  977.00        $ 1.18          0.69%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,007.44        $ 1.20          0.69%
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                $1,000.00       $  977.00        $ 1.67          0.98%
   Hypothetical (5% Return before expenses)                              $1,000.00       $1,006.94        $ 1.70          0.98%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the six month period).

2 This Fund commenced operations on June 29, 2007. Actual expenses shown for this Fund are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period from June 29, 2007 to August 31, 2007).

Portfolio of Investments--August 31, 2007 (Unaudited)

                            Wells Fargo Advantage Dow Jones Target Date Funds 15


DOW JONES TARGET TODAY FUND
--------------------------------------------------------------------------------

FACE/SHARE   SECURITY NAME                                                                                                VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.95%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                                 $  45,360,617
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                           14,022,130
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                42,601,589

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $98,922,729)                                                    101,984,336
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $98,922,729)*                                     99.95%                                                        $ 101,984,336
OTHER ASSETS AND LIABILITIES, NET                        0.05                                                                50,652
                                                       ------                                                         -------------
TOTAL NET ASSETS                                       100.00%                                                        $ 102,034,988
                                                       ------                                                         -------------

DOW JONES TARGET 2010 FUND
--------------------------------------------------------------------------------

FACE/SHARE   SECURITY NAME                                                                                                VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.06%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                                 $ 228,223,947
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                           80,263,322
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                12,783,887

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $308,607,371)                                                   321,271,156
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $308,607,371)*                                   100.06%                                                        $ 321,271,156
OTHER ASSETS AND LIABILITIES, NET                       (0.06)                                                             (204,378)
                                                       ------                                                         -------------
TOTAL NET ASSETS                                       100.00%                                                        $ 321,066,778
                                                       ------                                                         -------------

DOW JONES TARGET 2015 FUND
--------------------------------------------------------------------------------

FACE/SHARE   SECURITY NAME                                                                                                VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.92%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                                 $     981,607
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                              754,037
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                    72,088

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,786,279)                                                       1,807,732
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,786,279)*                                      97.92%                                                        $   1,807,732
OTHER ASSETS AND LIABILITIES, NET                        2.08                                                                38,338
                                                       ------                                                         -------------
TOTAL NET ASSETS                                       100.00%                                                        $   1,846,070
                                                       ------                                                         -------------

--------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

16 Wells Fargo Advantage Dow Jones Target Date Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DOW JONES TARGET 2020 FUND
--------------------------------------------------------------------------------

FACE/SHARE   SECURITY NAME                                                                                                VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.02%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                                 $ 258,181,201
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                          358,041,662
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                25,640,261

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $601,994,389)                                                   641,863,124
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $601,994,389)*                                   100.02%                                                        $ 641,863,124
OTHER ASSETS AND LIABILITIES, NET                       (0.02)                                                             (151,826)
                                                       ------                                                         -------------
TOTAL NET ASSETS                                       100.00%                                                        $ 641,711,298
                                                       ------                                                         -------------

DOW JONES TARGET 2025 FUND
--------------------------------------------------------------------------------

FACE/SHARE   SECURITY NAME                                                                                                VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.44%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                                 $     556,172
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                            1,379,230
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                    80,660

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,994,716)                                                       2,016,062
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,994,716)*                                      98.44%                                                        $   2,016,062
OTHER ASSETS AND LIABILITIES, NET                        1.56                                                                32,024
                                                       ------                                                         -------------
TOTAL NET ASSETS                                       100.00%                                                        $   2,048,086
                                                       ------                                                         -------------

DOW JONES TARGET 2030 FUND
--------------------------------------------------------------------------------

FACE/SHARE   SECURITY NAME                                                                                                VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.03%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                                 $  78,066,423
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                          359,992,743
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                18,281,223

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $422,647,323)                                                   456,340,389
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $422,647,323)*                                   100.03%                                                        $ 456,340,389
OTHER ASSETS AND LIABILITIES, NET                       (0.03)                                                             (143,229)
                                                       ------                                                         -------------
TOTAL NET ASSETS                                       100.00%                                                        $ 456,197,160
                                                       ------                                                         -------------

--------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                            Wells Fargo Advantage Dow Jones Target Date Funds 17


DOW JONES TARGET 2035 FUND
--------------------------------------------------------------------------------

FACE/SHARE   SECURITY NAME                                                                                                VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 90.75%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                                 $     136,033
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                            1,203,419
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                    55,951

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,381,640)                                                       1,395,403
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,381,640)*                                      90.75%                                                        $   1,395,403
OTHER ASSETS AND LIABILITIES, NET                        9.25                                                               142,185
                                                       ------                                                         -------------
TOTAL NET ASSETS                                       100.00%                                                        $   1,537,588
                                                       ------                                                         -------------

DOW JONES TARGET 2040 FUND
--------------------------------------------------------------------------------

FACE/SHARE   SECURITY NAME                                                                                                VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.04%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                                 $  24,289,042
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                          349,200,038
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                15,608,265

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $348,718,537)                                                   389,097,345
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $348,718,537)*                                   100.04%                                                        $ 389,097,345
OTHER ASSETS AND LIABILITIES, NET                       (0.04)                                                             (151,817)
                                                       ------                                                         -------------
TOTAL NET ASSETS                                       100.00%                                                        $ 388,945,528
                                                       ------                                                         -------------

DOW JONES TARGET 2045 FUND
--------------------------------------------------------------------------------

FACE/SHARE   SECURITY NAME                                                                                                VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 96.86%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                                 $      68,446
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                            1,025,696
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                    45,726

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,130,357)                                                       1,139,868
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,130,357)*                                      96.86%                                                        $   1,139,868
OTHER ASSETS AND LIABILITIES, NET                        3.14                                                                36,923
                                                       ------                                                         -------------
TOTAL NET ASSETS                                       100.00%                                                        $   1,176,791
                                                       ------                                                         -------------

--------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18 Wells Fargo Advantage Dow Jones Target Date Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DOW JONES TARGET 2050 FUND
--------------------------------------------------------------------------------

FACE/SHARE   SECURITY NAME                                                                                                VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.36%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                                 $     127,373
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                            1,908,715
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                                                                    85,090

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,105,453)                                                       2,121,178
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,105,453)*                                      98.36%                                                        $   2,121,178
OTHER ASSETS AND LIABILITIES, NET                        1.64                                                                35,425
                                                       ------                                                         -------------
TOTAL NET ASSETS                                       100.00%                                                        $   2,156,603
                                                       ------                                                         -------------

--------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

20 Wells Fargo Advantage Dow Jones Target Date Funds

              Statements of Assets and Liabilities--August  31, 2007 (Unaudited)


                                                                                         Target Today      Target 2010
                                                                                             Fund             Fund
-----------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value .................................................   $  101,984,336   $  321,244,156
                                                                                        -------------------------------
   Total investments at market value (see cost below) ...............................      101,984,336      321,244,156
                                                                                        -------------------------------
   Receivable for Fund shares issued ................................................           92,975           28,271
   Receivable from investment advisor and affiliates ................................                0                0
   Prepaid expenses and other assets ................................................           19,650                0
                                                                                        -------------------------------
Total assets ........................................................................      102,096,961      321,272,427
                                                                                        -------------------------------

LIABILITIES
   Payable for Fund shares redeemed .................................................            7,322           57,134
   Payable to investment advisor and affiliates (Note 3) ............................           44,481           94,390
   Accrued expenses and other liabilities ...........................................           10,170           54,125
                                                                                        -------------------------------
Total liabilities ...................................................................           61,973          205,649
                                                                                        -------------------------------
TOTAL NET ASSETS ....................................................................   $  102,034,988   $  321,066,778
                                                                                        ===============================
NET ASSETS CONSIST OF
   Paid-in capital ..................................................................   $   97,670,325   $  303,509,925
   Undistributed net investment income (loss) .......................................          684,310        1,898,778
   Undistributed net realized gain (loss) on investments ............................          618,746        3,021,290
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies ........        3,061,607       12,636,785
                                                                                        -------------------------------
TOTAL NET ASSETS ....................................................................   $  102,034,988   $  321,066,778
                                                                                        ===============================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .............................................................   $   33,529,959   $   65,675,314
   Shares outstanding - Class A .....................................................        3,318,990        5,148,566
   Net asset value per share - Class A ..............................................   $        10.10   $        12.76
   Maximum offering price per share - Class A 2 .....................................   $        10.72   $        13.54
   Net assets - Class B .............................................................   $    9,528,988   $   11,751,338
   Shares outstanding - Class B .....................................................          923,086          919,629
   Net asset value and offering price per share - Class B ...........................   $        10.32   $        12.78
   Net assets - Class C .............................................................   $    7,728,269   $    3,935,043
   Shares outstanding - Class C .....................................................          751,042          305,115
   Net asset value and offering price per share - Class C ...........................   $        10.29   $        12.90
   Net assets - Administrator Class .................................................   $   22,922,258   $  122,796,331
   Shares outstanding - Administrator Class .........................................        2,228,288        9,543,612
   Net asset value and offering price per share - Administrator Class ...............   $        10.29   $        12.87
   Net assets - Institutional Class .................................................   $   27,720,597   $  114,172,466
   Shares outstanding - Institutional Class .........................................        2,694,283        8,874,595
   Net asset value and offering price per share - Institutional Class ...............   $        10.29   $        12.87
   Net assets - Investor Class ......................................................   $      604,917   $    2,736,286
   Shares outstanding - Investor Class ..............................................           58,858          212,934
   Net asset value and offering price per share - Investor Class ....................   $        10.28   $        12.85
                                                                                        -------------------------------

Investments at cost .................................................................   $   98,922,729   $  308,607,371
                                                                                        -------------------------------

--------------------------------------------------------------------------------
1    Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

     The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--August 31, 2007 (Unaudited)

                            Wells Fargo Advantage Dow Jones Target Date Funds 21


                                                                           Target 2015       Target 2020      Target 2025
                                                                               Fund             Fund              Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ..................................   $    1,807,732    $  641,863,124   $    2,016,062
                                                                         -------------------------------------------------
   Total investments at market value (see cost below) ................        1,807,732       641,863,124        2,016,062
                                                                         -------------------------------------------------
   Receivable for Fund shares issued .................................            6,616           201,159              250
   Receivable from investment advisor and affiliates .................           15,244                 0           15,702
   Prepaid expenses and other assets .................................           35,684                 0           35,682
                                                                         -------------------------------------------------
Total assets .........................................................        1,865,276       642,064,283        2,067,696
                                                                         -------------------------------------------------

LIABILITIES
   Payable for Fund shares redeemed ..................................                0            74,352                0
   Payable to investment advisor and affiliates (Note 3) .............            1,545           189,977            1,860
   Accrued expenses and other liabilities ............................           17,661            88,656           17,750
                                                                         -------------------------------------------------
Total liabilities ....................................................           19,206           352,985           19,610
                                                                         -------------------------------------------------
TOTAL NET ASSETS .....................................................   $    1,846,070    $  641,711,298   $    2,048,086
                                                                         =================================================

NET ASSETS CONSIST OF
   Paid-in capital ...................................................   $    1,840,968    $  585,447,397   $    2,060,757
   Undistributed net investment income (loss) ........................            6,660         2,693,774            5,079
   Undistributed net realized gain (loss) on investments .............          (23,011)       13,701,392          (39,096)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
     in foreign currencies ...........................................           21,453        39,868,735           21,346
                                                                         -------------------------------------------------
TOTAL NET ASSETS .....................................................   $    1,846,070    $  641,711,298   $    2,048,086
                                                                         =================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ..............................................               NA    $  145,444,518               NA
   Shares outstanding - Class A ......................................               NA        10,014,545               NA
   Net asset value per share - Class A ...............................               NA    $        14.52               NA
   Maximum offering price per share - Class A 2 ......................               NA    $        15.41               NA
   Net assets - Class B ..............................................               NA    $   13,714,935               NA
   Shares outstanding - Class B ......................................               NA           952,870               NA
   Net asset value and offering price per share - Class B ............               NA    $        14.39               NA
   Net assets - Class C ..............................................               NA    $    3,848,785               NA
   Shares outstanding - Class C ......................................               NA           265,157               NA
   Net asset value and offering price per share - Class C ............               NA    $        14.52               NA
   Net assets - Administrator Class ..................................   $      726,267    $  226,533,121   $      692,412
   Shares outstanding - Administrator Class ..........................           72,570        15,406,364           70,304
   Net asset value and offering price per share - Administrator Class    $        10.01    $        14.70   $         9.85
   Net assets - Institutional Class ..................................   $      983,522    $  246,305,797   $      974,286
   Shares outstanding - Institutional Class ..........................           98,260        16,722,007           98,906
   Net asset value and offering price per share - Institutional Class    $        10.01    $        14.73   $         9.85
   Net assets - Investor Class .......................................   $      136,281    $    5,864,142   $      381,388
   Shares outstanding - Investor Class ...............................           13,615           398,758           38,730
   Net asset value and offering price per share - Investor Class .....   $        10.01    $        14.71   $         9.85
                                                                         -------------------------------------------------

Investments at cost ..................................................   $    1,786,279    $  601,994,389   $    1,994,716
                                                                         -------------------------------------------------

                                                                           Target 2030       Target 2035     Target 2040
                                                                              Fund              Fund             Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ..................................   $  456,340,389   $    1,395,403    $  389,097,345
                                                                         -------------------------------------------------
   Total investments at market value (see cost below) ................      456,340,389        1,395,403       389,097,345
                                                                         -------------------------------------------------
   Receivable for Fund shares issued .................................          245,098          114,795           198,545
   Receivable from investment advisor and affiliates .................                0           15,720                 0
   Prepaid expenses and other assets .................................                0           30,904                 0
                                                                         -------------------------------------------------
Total assets .........................................................      456,585,487        1,556,822       389,295,890
                                                                         -------------------------------------------------

LIABILITIES
   Payable for Fund shares redeemed ..................................          205,637                0           103,120
   Payable to investment advisor and affiliates (Note 3) .............          131,771            1,319           140,400
   Accrued expenses and other liabilities ............................           50,919           17,915           106,842
                                                                         -------------------------------------------------
Total liabilities ....................................................          388,327           19,234           350,362
                                                                         -------------------------------------------------
TOTAL NET ASSETS .....................................................   $  456,197,160   $    1,537,588    $  388,945,528
                                                                         =================================================

NET ASSETS CONSIST OF
   Paid-in capital ...................................................   $  406,958,182   $    1,565,551    $  329,823,435
   Undistributed net investment income (loss) ........................        1,286,874            2,866           761,709
   Undistributed net realized gain (loss) on investments .............       14,259,038          (44,592)       17,981,576
   Net unrealized appreciation (depreciation) of investments, foreign currencies and  translation of assets and liabilities denominated
     in foreign currencies ...........................................       33,693,066           13,763        40,378,808
                                                                         -------------------------------------------------
TOTAL NET ASSETS .....................................................   $  456,197,160   $    1,537,588    $  388,945,528
                                                                         =================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ..............................................   $  110,352,775               NA    $  164,990,975
   Shares outstanding - Class A ......................................        7,032,935               NA         9,097,282
   Net asset value per share - Class A ...............................   $        15.69               NA    $        18.14
   Maximum offering price per share - Class A 2 ......................   $        16.65               NA    $        19.25
   Net assets - Class B ..............................................   $    9,111,267               NA    $   13,257,420
   Shares outstanding - Class B ......................................          591,625               NA           760,234
   Net asset value and offering price per share - Class B ............   $        15.40               NA    $        17.44
   Net assets - Class C ..............................................   $    2,602,237               NA    $    3,395,636
   Shares outstanding - Class C ......................................          168,671               NA           195,097
   Net asset value and offering price per share - Class C ............   $        15.43               NA    $        17.40
   Net assets - Administrator Class ..................................   $  149,083,879   $      453,283    $  119,895,184
   Shares outstanding - Administrator Class ..........................        9,406,433           46,448         6,516,871
   Net asset value and offering price per share - Administrator Class    $        15.85   $         9.76    $        18.40
   Net assets - Institutional Class ..................................   $  178,946,436   $      972,003    $   84,132,897
   Shares outstanding - Institutional Class ..........................       11,286,633           99,600         4,571,126
   Net asset value and offering price per share - Institutional Class    $        15.85   $         9.76    $        18.41
   Net assets - Investor Class .......................................   $    6,100,566   $      112,302    $    3,273,416
   Shares outstanding - Investor Class ...............................          385,035           11,508           177,947
   Net asset value and offering price per share - Investor Class .....   $        15.84   $         9.76    $        18.40
                                                                         -------------------------------------------------

Investments at cost ..................................................   $  422,647,323   $    1,381,640    $  348,718,537
                                                                         -------------------------------------------------

22 Wells Fargo Advantage Dow Jones Target Date Funds

              Statements of Assets and Liabilities--August 31, 2007 (Unaudited)


                                                                                                          TARGET 2045   TARGET 2050
                                                                                                             FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ..................................................................   $ 1,139,868   $ 2,121,178
                                                                                                          -------------------------
   Total investments at market value (see cost below) .................................................     1,139,868     2,121,178
                                                                                                          -------------------------
   Receivable for Fund shares issued ..................................................................         3,681             0
   Receivable from investment advisor and affiliates ..................................................        15,691        15,531
   Prepaid expenses and other assets ..................................................................        36,719        39,180
                                                                                                          -------------------------
Total assets ..........................................................................................     1,195,959     2,175,889
                                                                                                          -------------------------

LIABILITIES
   Payable to investment advisor and affiliates (Note 3) ..............................................         1,111         1,780
   Accrued expenses and other liabilities .............................................................        18,057        17,506
                                                                                                          -------------------------
Total liabilities .....................................................................................        19,168        19,286
                                                                                                          -------------------------
TOTAL NET ASSETS ......................................................................................   $ 1,176,791   $ 2,156,603
                                                                                                          =========================
NET ASSETS CONSIST OF
   Paid-in capital ....................................................................................   $ 1,204,406   $ 2,182,352
   Undistributed net investment income (loss) .........................................................         2,517         3,410
   Undistributed net realized gain (loss) on investments ..............................................       (39,643)      (44,884)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies ..........................         9,511        15,725
                                                                                                          -------------------------
TOTAL NET ASSETS ......................................................................................   $ 1,176,791   $ 2,156,603
                                                                                                          =========================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Administrator Class ...................................................................   $   166,437   $   921,254
   Shares outstanding - Administrator Class                                                                    17,056        94,282
   Net asset value and offering price per share - Administrator Class .................................   $      9.76   $      9.77
   Net assets - Institutional Class ...................................................................   $   968,654   $ 1,199,251
   Shares outstanding - Institutional Class ...........................................................        99,262       122,722
   Net asset value and offering price per share - Institutional Class .................................   $      9.76   $      9.77
   Net assets - Investor Class ........................................................................   $    41,700   $    36,098
   Shares outstanding - Investor Class ................................................................         4,277         3,695
   Net asset value and offering price per share - Investor Class ......................................   $      9.75   $      9.77
                                                                                                          -------------------------

Investments at cost ...................................................................................   $ 1,130,357   $ 2,105,453
                                                                                                          -------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

24 Wells Fargo Advantage Dow Jones Target Date Funds

  Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)


                                                                               TARGET TODAY   TARGET 2010
                                                                                   FUND           FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios 1 .................   $    233,040   $ 1,184,593
   Interest Income allocated from affiliated Master Portfolios .............      2,138,729     5,385,383
   Expenses allocated from affiliated Master Portfolios ....................       (137,360)     (542,530)
   Waivers allocated from affiliated Master Portfolios .....................            622           223
                                                                               --------------------------
Total investment income ....................................................      2,235,031     6,027,669
                                                                               --------------------------

EXPENSES
   Advisory fees ...........................................................        124,213       385,104
   Administration fees
      Fund Level ...........................................................         24,843        77,021
      Class A ..............................................................         49,213        97,252
      Class B ..............................................................         14,681        19,001
      Class C ..............................................................         11,504         5,791
      Administrator Class ..................................................         10,141        57,621
      Institutional Class ..................................................          9,952        41,867
      Investor Class .......................................................            741         2,078
   Shareholder servicing fees (Note 3) .....................................         93,113       254,269
   Accounting fees .........................................................         15,655        20,560
   Distribution fees (Note 3)
      Class B ..............................................................         39,325        50,896
      Class C ..............................................................         30,814        15,512
   Professional fees .......................................................          5,065         6,758
   Registration fees .......................................................         25,049        26,894
   Shareholder reports .....................................................         11,287        39,524
   Trustees' fees ..........................................................          4,478         4,478
   Other fees and expenses .................................................          2,824         4,444
                                                                               --------------------------
Total expenses .............................................................        472,898     1,109,070
                                                                               --------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ............................        (64,850)     (218,557)
   Net expenses ............................................................        408,048       890,513
                                                                               --------------------------
Net investment income (loss) ...............................................      1,826,983     5,137,156
                                                                               --------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ................        754,319     2,976,332
   Futures transactions allocated from Master Portfolios ...................          3,909        15,889
                                                                               --------------------------
Net realized gain and loss from investments ................................        758,228     2,992,221
                                                                               --------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ................       (536,115)   (1,314,206)
   Forwards, futures, options, swaps and short sales allocated from Master
     Portfolios ............................................................         (2,253)      (14,398)
                                                                               --------------------------
Net change in unrealized appreciation (depreciation) of investments ........       (538,368)   (1,328,604)
                                                                               --------------------------
Net realized and unrealized gain (loss) on investments .....................        219,860     1,663,617
                                                                               --------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $  2,046,843   $ 6,800,773
                                                                               ==========================

1 Net of foreign withholding taxes of ......................................         15,008   $    81,717

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)

                            Wells Fargo Advantage Dow Jones Target Date Funds 25


                                                                               TARGET 2015   TARGET 2020  TARGET 2025   TARGET 2030
                                                                                  FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios 1 .................   $     1,987  $  4,102,408  $     3,173  $  3,856,700
   Interest Income allocated from affiliated Master Portfolios .............         6,361     6,393,748        3,826     2,143,371
   Expenses allocated from affiliated Master Portfolios ....................          (873)   (1,175,656)      (1,006)     (865,371)
   Waivers allocated from affiliated Master Portfolios .....................             0           500            0           386
                                                                               ----------------------------------------------------
Total investment income ....................................................         7,475     9,321,000        5,993     5,135,086
                                                                               ----------------------------------------------------
EXPENSES
   Advisory fees ...........................................................           583       762,929          636       536,921
   Administration fees
      Fund Level ...........................................................           117       152,586          127       107,384
      Class A ..............................................................            NA       217,219           NA       162,887
      Class B ..............................................................            NA        21,723           NA        14,135
      Class C ..............................................................            NA         5,778           NA         3,820
      Administrator Class ..................................................            55       105,241           52        68,624
      Institutional Class ..................................................           137        88,920          136        64,080
      Investor Class .......................................................            27         5,806          130         6,144
   Shareholder servicing fees (Note 3) .....................................           155       485,053          210       336,671
   Accounting fees .........................................................         6,148        27,663        6,500        23,414
   Distribution fees (Note 3)
      Class B ..............................................................            NA        58,186           NA        37,863
      Class C ..............................................................            NA        15,477           NA        10,233
   Professional fees .......................................................         2,448         7,183        2,448         6,720
   Registration fees .......................................................         9,206        26,896        9,206        26,894
   Shareholder reports .....................................................         8,767        77,437        8,767        46,028
   Trustees' fees ..........................................................         1,493         4,478        1,493         4,478
   Other fees and expenses .................................................         1,349         5,930        1,349         5,430
                                                                               ----------------------------------------------------
Total expenses .............................................................        30,485     2,068,505       31,054     1,461,726
                                                                               ----------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ............................       (29,670)     (415,446)     (30,140)     (313,254)
   Net expenses ............................................................           815     1,653,059          914     1,148,472
                                                                               ----------------------------------------------------
Net investment income (loss) ...............................................         6,660     7,667,941        5,079     3,986,614
                                                                               ----------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ................       (23,011)   11,227,907      (39,096)   10,009,886
   Futures transactions allocated from Master Portfolios ...................             0        57,502            0        52,228
                                                                               ----------------------------------------------------
Net realized gain and loss from investments ................................       (23,011)   11,285,409      (39,096)   10,062,114
                                                                               ----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ................        21,349        23,305       21,181     2,428,660
   Forwards, futures, options, swaps and short sales allocated from
     Master Portfolios .....................................................           104       (66,342)         165       (67,912)
                                                                               ----------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ........        21,453       (43,037)      21,346     2,360,748
                                                                               ----------------------------------------------------
Net realized and unrealized gain (loss) on investments .....................        (1,558)   11,242,372      (17,750)   12,422,862
                                                                               ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $     5,102  $ 18,910,313  $   (12,671) $ 16,409,476
                                                                               ====================================================

1 Net of foreign withholding taxes of ......................................   $       143  $    251,903  $       208  $    226,767

                                                                               TARGET 2035   TARGET 2040  TARGET 2045  TARGET 2050
                                                                                   FUND          FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios 1 .................   $     3,008  $  3,853,336  $     2,954  $     4,069
   Interest Income allocated from affiliated Master Portfolios .............         1,357       958,308          948        1,286
   Expenses allocated from affiliated Master Portfolios ....................          (829)     (785,608)        (784)      (1,063)
   Waivers allocated from affiliated Master Portfolios .....................             0           356            0            0
                                                                               ---------------------------------------------------
Total investment income ....................................................         3,536     4,026,392        3,118        4,292
                                                                               ---------------------------------------------------
EXPENSES
   Advisory fees ...........................................................           511       477,728          481          650
   Administration fees
      Fund Level ...........................................................           102        95,546           96          130
      Class A ..............................................................            NA       243,861           NA           NA
      Class B ..............................................................            NA        21,538           NA           NA
      Class C ..............................................................            NA         4,938           NA           NA
      Administrator Class ..................................................            25        56,354           18           60
      Institutional Class ..................................................           136        29,919          136          156
      Investor Class .......................................................            39         3,304           19           18
   Shareholder servicing fees (Note 3) .....................................            87       384,231           57          162
   Accounting fees .........................................................         6,234        22,301        6,181        6,184
   Distribution fees (Note 3)
      Class B ..............................................................            NA        57,692           NA           NA
      Class C ..............................................................            NA        13,227           NA           NA
   Professional fees .......................................................         2,448         7,949        2,448        2,448
   Registration fees .......................................................         9,206        14,163        9,206        9,206
   Shareholder reports .....................................................         8,767        29,090        8,767        8,767
   Trustees' fees ..........................................................         1,493         4,478        1,493        1,493
   Other fees and expenses .................................................         1,437         4,027        1,437        1,437
                                                                               ---------------------------------------------------
Total expenses .............................................................        30,485     1,470,346       30,339       30,711
                                                                               ---------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ............................       (29,815)     (221,916)     (29,738)     (29,829)
   Net expenses ............................................................           670     1,248,430          601          882
                                                                               ---------------------------------------------------
Net investment income (loss) ...............................................         2,866     2,777,962        2,517        3,410
                                                                               ---------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ................       (44,592)   12,099,996      (39,643)     (44,884)
   Futures transactions allocated from Master Portfolios ...................             0        62,307            0            0
                                                                               ---------------------------------------------------
Net realized gain and loss from investments ................................       (44,592)   12,162,303      (39,643)     (44,884)
                                                                               ---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ................        13,568     1,430,524        9,344       15,558
   Forwards, futures, options, swaps and short sales allocated from
     Master Portfolios .....................................................           195       (64,213)         167          167
                                                                               ---------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ........        13,763     1,366,311        9,511       15,725
                                                                               ---------------------------------------------------
Net realized and unrealized gain (loss) on investments .....................       (30,829)   13,528,614      (30,132)     (29,159)
                                                                               ---------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $  (27,963)  $ 16,306,576  $   (27,615) $   (25,749)
                                                                               ===================================================

1 Net of foreign withholding taxes of ......................................   $       216  $    220,506  $       228  $       270

26 Wells Fargo Advantage Dow Jones Target Date Funds

                                             Statements of Changes in Net Assets


                                                                                TARGET TODAY FUND
                                                                       ------------------------------------
                                                                            For the
                                                                       Six Months Ended        For the
                                                                        August 31, 2007      Year Ended
                                                                          (Unaudited)     February 28, 2007
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ............................................   $     92,056,790   $      87,862,024

OPERATIONS
   Net investment income (loss) ....................................          1,826,983           2,702,788
   Net realized gain (loss) on investments .........................            758,228           3,237,008
   Net change in unrealized appreciation (depreciation) of
     investments ...................................................           (538,368)         (1,899,537)
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations ....          2,046,843           4,040,259
                                                                       ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ......................................................           (611,138)         (1,102,067)
      Class B ......................................................           (140,569)           (276,056)
      Class C ......................................................           (110,866)           (195,546)
      Administrator Class ..........................................           (357,688)           (521,255)
      Institutional Class ..........................................           (462,729)           (346,708)
      Investor Class ...............................................             (6,584)                  0
   Net realized gain on sales of investments
      Class A ......................................................                  0          (1,370,922)
      Class B ......................................................                  0            (442,622)
      Class C ......................................................                  0            (320,046)
      Administrator Class ..........................................                  0            (630,780)
      Institutional Class ..........................................                  0            (353,782)
                                                                       ------------------------------------
Total distributions to shareholders ................................         (1,689,574)         (5,559,784)
                                                                       ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .............................          4,283,775           9,242,019
   Reinvestment of distributions - Class A .........................            585,974           2,390,702
   Cost of shares redeemed - Class A ...............................         (6,809,347)        (14,089,721)
                                                                       ------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ...................................         (1,939,598)         (2,457,000)
                                                                       ------------------------------------
   Proceeds from shares sold - Class B .............................             31,516             292,339
   Reinvestment of distributions - Class B .........................            130,589             679,792
   Cost of shares redeemed - Class B ...............................         (1,991,964)         (4,208,448)
                                                                       ------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class B ...................................         (1,829,859)         (3,236,317)
                                                                       ------------------------------------
   Proceeds from shares sold - Class C .............................             96,948             315,812
   Reinvestment of distributions - Class C .........................            102,023             478,911
   Cost of shares redeemed - Class C ...............................           (762,688)         (3,141,963)
                                                                       ------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ...................................           (563,717)         (2,347,240)
                                                                       ------------------------------------
   Proceeds from shares sold - Administrator Class .................         27,180,941          28,175,694
   Reinvestment of distributions - Administrator Class .............            357,688           1,151,974
   Cost of shares redeemed - Administrator Class ...................        (21,436,316)        (26,288,733)
                                                                       ------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class .......................          6,102,313           3,038,935
                                                                       ------------------------------------
   Proceeds from shares sold - Institutional Class .................         35,123,005          31,924,835
   Reinvestment of distributions - Institutional Class .............            462,729             700,489
   Cost of shares redeemed - Institutional Class ...................        (28,320,978)        (21,925,961)
                                                                       ------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class .......................          7,264,756          10,699,363
                                                                       ------------------------------------
   Proceeds from shares sold - Investor Class ......................            669,063              16,550
   Reinvestment of distributions - Investor Class ..................              6,412                   0
   Cost of shares redeemed - Investor Class ........................            (88,441)                  0
                                                                       ------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class ............................            587,034              16,550
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from capital
  share transaction - Total ........................................          9,620,929           5,714,291
                                                                       ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................          9,978,198           4,194,766
                                                                       ====================================
ENDING NET ASSETS ..................................................   $    102,034,988   $      92,056,790
                                                                       ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                            Wells Fargo Advantage Dow Jones Target Date Funds 27


                                                                                 TARGET 2010 FUND             TARGET 2015 FUND
                                                                       ------------------------------------   ----------------
                                                                            For the                                For the
                                                                       Six Months Ended        For the          Period Ended
                                                                        August 31, 2007       Year Ended       August 31, 2007
                                                                          (Unaudited)     February 28, 2007      (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ............................................   $    269,094,418   $     211,373,246   $              0

OPERATIONS
   Net investment income (loss) ....................................          5,137,156           6,481,545              6,660
   Net realized gain (loss) on investments .........................          2,992,221          12,963,060            (23,011)
   Net change in unrealized appreciation (depreciation) of
     investments ...................................................         (1,328,604)         (5,227,232)            21,453
                                                                       -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations ....          6,800,773          14,217,373              5,102
                                                                       -------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ......................................................         (1,045,880)         (1,831,180)                NA
      Class B ......................................................           (153,896)           (313,293)                NA
      Class C ......................................................            (46,627)            (78,553)                NA
      Administrator Class ..........................................         (1,814,084)         (2,501,315)                 0
      Institutional Class ..........................................         (1,662,528)           (944,739)                 0
      Investor Class ...............................................             (8,959)                  0                  0
   Net realized gain on sales of investments
      Class A ......................................................                  0          (3,821,435)                NA
      Class B ......................................................                  0            (904,702)                NA
      Class C ......................................................                  0            (230,583)                NA
      Administrator Class ..........................................                  0          (5,159,828)                 0
      Institutional Class ..........................................                  0          (1,903,702)                 0
                                                                       -------------------------------------------------------
Total distributions to shareholders ................................         (4,731,974)        (17,689,330)                 0
                                                                        ------------------------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .............................         12,390,596          26,071,902                 NA
   Reinvestment of distributions - Class A .........................          1,020,880           5,557,065                 NA
   Cost of shares redeemed - Class A ...............................        (17,982,038)        (35,050,032)                NA
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ...................................         (4,570,562)         (3,421,065)                NA
                                                                       -------------------------------------------------------
   Proceeds from shares sold - Class B .............................             69,594             586,696                 NA
   Reinvestment of distributions - Class B .........................            146,244           1,163,975                 NA
   Cost of shares redeemed - Class B ...............................         (3,756,085)         (5,986,799)                NA
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class B ...................................         (3,540,247)         (4,236,128)                NA
                                                                       -------------------------------------------------------
   Proceeds from shares sold - Class C .............................             27,999             360,343                 NA
   Reinvestment of distributions - Class C .........................             44,397             295,181                 NA
   Cost of shares redeemed - Class C ...............................           (355,776)         (1,123,723)                NA
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ...................................           (283,380)           (468,199)                NA
                                                                       -------------------------------------------------------
   Proceeds from shares sold - Administrator Class .................         90,993,777         107,297,592          2,190,112
   Reinvestment of distributions - Administrator Class .............          1,812,523           7,653,259                  0
   Cost of shares redeemed - Administrator Class ...................        (70,060,143)       (101,335,959)        (1,466,719)
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class .......................         22,746,157          13,614,892            723,393
                                                                       -------------------------------------------------------
   Proceeds from shares sold - Institutional Class .................        132,694,854         106,892,453            987,768
   Reinvestment of distributions - Institutional Class .............          1,662,528           2,848,440                  0
   Cost of shares redeemed - Institutional Class ...................       (101,363,426)        (54,202,534)            (5,178)
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class .......................         32,993,956          55,538,359            982,590
                                                                       -------------------------------------------------------
   Proceeds from shares sold - Investor Class ......................          6,228,203             165,270            134,985
   Reinvestment of distributions - Investor Class ..................              8,959                   0                  0
   Cost of shares redeemed - Investor Class ........................         (3,679,525)                  0                  0
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class ............................          2,557,637             165,270            134,985
                                                                       -------------------------------------------------------
Net increase (decrease) in net assets resulting from capital
  share transaction - Total ........................................         49,903,561          61,193,129          1,840,968
                                                                       -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................         51,972,360          57,721,172          1,846,070
                                                                       =======================================================
ENDING NET ASSETS ..................................................   $    321,066,778   $     269,094,418   $      1,846,070
                                                                       =======================================================

                                                                                 TARGET 2020 FUND             TARGET 2025 FUND
                                                                       ------------------------------------   ----------------
                                                                            For the                                For the
                                                                       Six Months Ended        For the          Period Ended
                                                                        August 31, 2007       Year Ended       August 31, 2007
                                                                          (Unaudited)     February 28, 2007      (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ............................................   $    513,661,995   $     378,037,368   $              0

OPERATIONS
   Net investment income (loss) ....................................          7,667,941           8,771,111              5,079
   Net realized gain (loss) on investments .........................         11,285,409          33,714,553            (39,096)
   Net change in unrealized appreciation (depreciation) of
     investments ...................................................            (43,037)         (4,389,079)            21,346
                                                                       -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations ....         18,910,313          38,096,585            (12,671)
                                                                       -------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ......................................................         (1,619,460)         (2,835,914)                NA
      Class B ......................................................           (105,174)           (207,355)                NA
      Class C ......................................................            (27,791)            (43,599)                NA
      Administrator Class ..........................................         (2,407,058)         (3,357,267)                 0
      Institutional Class ..........................................         (2,540,426)         (1,483,471)                 0
      Investor Class ...............................................            (24,383)                  0                  0
   Net realized gain on sales of investments
      Class A ......................................................                  0         (10,979,936)                NA
      Class B ......................................................                  0          (1,301,901)                NA
      Class C ......................................................                  0            (287,839)                NA
      Administrator Class ..........................................                  0         (11,608,640)                 0
      Institutional Class ..........................................                  0          (5,169,452)                 0
                                                                       -------------------------------------------------------
Total distributions to shareholders ................................         (6,724,292)        (37,275,374)                 0
                                                                       -------------------------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .............................         26,432,749          61,174,997                 NA
   Reinvestment of distributions - Class A .........................          1,605,318          13,585,637                 NA
   Cost of shares redeemed - Class A ...............................        (37,967,578)        (78,376,452)                NA
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ...................................         (9,929,511)         (3,615,818)                NA
                                                                       -------------------------------------------------------
   Proceeds from shares sold - Class B .............................            134,526           1,583,678                 NA
   Reinvestment of distributions - Class B .........................             87,687           1,402,388                 NA
   Cost of shares redeemed - Class B ...............................         (3,697,807)         (4,992,486)                NA
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class B ...................................         (3,475,594)         (2,006,420)                NA
                                                                       -------------------------------------------------------
   Proceeds from shares sold - Class C .............................            119,895             534,308                 NA
   Reinvestment of distributions - Class C .........................             26,027             312,337                 NA
   Cost of shares redeemed - Class C ...............................           (469,554)           (643,793)                NA
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ...................................           (323,632)            202,852                 NA
                                                                       -------------------------------------------------------
   Proceeds from shares sold - Administrator Class .................        147,175,544         160,701,390          2,047,878
   Reinvestment of distributions - Administrator Class .............          2,407,058          14,965,907                  0
   Cost of shares redeemed - Administrator Class ...................       (103,238,677)       (147,950,245)        (1,357,160)
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class .......................         46,343,925          27,717,052            690,718
                                                                       -------------------------------------------------------
   Proceeds from shares sold - Institutional Class .................        288,184,637         215,985,321          1,008,990
   Reinvestment of distributions - Institutional Class .............          2,540,426           6,652,923                  0
   Cost of shares redeemed - Institutional Class ...................       (213,038,029)       (110,429,158)           (20,039)
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class .......................         77,687,034         112,209,086            988,951
                                                                       -------------------------------------------------------
   Proceeds from shares sold - Investor Class ......................         10,979,053             296,664            383,088
   Reinvestment of distributions - Investor Class ..................             24,383                   0                  0
   Cost of shares redeemed - Investor Class ........................         (5,442,376)                  0             (2,000)
                                                                       -------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class ............................          5,561,060             296,664            381,088
                                                                       -------------------------------------------------------
Net increase (decrease) in net assets resulting from capital
  share transaction - Total ........................................        115,863,282         134,803,416          2,060,757
                                                                       -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................        128,049,303         135,624,627          2,048,086
                                                                       =======================================================
ENDING NET ASSETS ..................................................   $    641,711,298   $     513,661,995   $      2,048,086
                                                                       =======================================================

28 Wells Fargo Advantage Dow Jones Target Date Funds

                                             Statements of Changes in Net Assets


                                                                                                        TARGET TODAY FUND
                                                                                              ------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended        For the
                                                                                               August 31, 2007      Year Ended
                                                                                                 (Unaudited)     February 28, 2007
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................           426,079             903,017
   Shares issued in reinvestment of distributions - Class A ................................            58,635             236,440
   Shares redeemed - Class A ...............................................................          (677,087)         (1,378,744)
                                                                                              ------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................          (192,373)           (239,287)
                                                                                              ------------------------------------
   Shares sold - Class B ...................................................................             3,065              28,110
   Shares issued in reinvestment of distributions - Class B ................................            12,767              65,864
   Shares redeemed - Class B ...............................................................          (193,899)           (403,178)
                                                                                              ------------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................          (178,067)           (309,204)
                                                                                              ------------------------------------
   Shares sold - Class C ...................................................................             9,438              30,255
   Shares issued in reinvestment of distributions - Class C ................................            10,010              46,532
   Shares redeemed - Class C ...............................................................           (74,418)           (301,889)
                                                                                              ------------------------------------
   Net increase (decrease) in shares outstanding - Class C .................................           (54,970)           (225,102)
                                                                                              ------------------------------------
   Shares sold - Administrator Class .......................................................         2,657,667           2,712,676
   Shares issued in reinvestment of distributions - Administrator Class ....................            35,171             112,024
   Shares redeemed - Administrator Class ...................................................        (2,095,819)         (2,537,319)
                                                                                              ------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................           597,019             287,381
                                                                                              ------------------------------------
   Shares sold - Institutional Class .......................................................         3,433,263           3,110,416
   Shares issued in reinvestment of distributions - Institutional Class ....................            45,523              68,107
   Shares redeemed - Institutional Class ...................................................        (2,767,498)         (2,125,842)
                                                                                              ------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................           711,288           1,052,681
                                                                                              ------------------------------------
   Shares sold - Investor Class ............................................................            65,237               1,622
   Shares issued in reinvestment of distributions - Investor Class .........................               632                   0
   Shares redeemed - Investor Class ........................................................            (8,633)                  0
                                                                                              ------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........................            57,236               1,622
                                                                                              ------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions ....           940,133             568,091
                                                                                              ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................  $        684,310   $         546,901
                                                                                              ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                            Wells Fargo Advantage Dow Jones Target Date Funds 29


                                                                                        TARGET 2010 FUND           TARGET 2015 FUND
                                                                              -----------------------------------  ----------------
                                                                                   For the                              For the
                                                                              Six Months Ended       For the         Period Ended
                                                                               August 31, 2007      Year Ended     August 31, 2007
                                                                                 (Unaudited)    February 28, 2007    (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................           976,821          2,026,507                NA
   Shares issued in reinvestment of distributions - Class A ................            80,933            437,335                NA
   Shares redeemed - Class A ...............................................        (1,416,824)        (2,723,317)               NA
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................          (359,070)          (259,475)               NA
                                                                              -----------------------------------------------------
   Shares sold - Class B ...................................................             5,464             45,362                NA
   Shares issued in reinvestment of distributions - Class B ................            11,556             91,478                NA
   Shares redeemed - Class B ...............................................          (295,088)          (464,514)               NA
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Class B .................          (278,068)          (327,674)               NA
                                                                              -----------------------------------------------------
   Shares sold - Class C ...................................................             2,182             27,544                NA
   Shares issued in reinvestment of distributions - Class C ................             3,477             22,983                NA
   Shares redeemed - Class C ...............................................           (27,677)           (86,174)               NA
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Class C .................           (22,018)           (35,647)               NA
                                                                              -----------------------------------------------------
   Shares sold - Administrator Class .......................................         7,117,432          8,236,524           219,732
   Shares issued in reinvestment of distributions - Administrator Class ....           142,602            597,394                 0
   Shares redeemed - Administrator Class ...................................        (5,478,521)        (7,796,096)         (147,162)
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....         1,781,513          1,037,822            72,570
                                                                              -----------------------------------------------------
   Shares sold - Institutional Class .......................................        10,380,699          8,358,726            98,779
   Shares issued in reinvestment of distributions - Institutional Class ....           130,935            222,356                 0
   Shares redeemed - Institutional Class ...................................        (7,927,805)        (4,214,322)             (519)
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....         2,583,829          4,366,760            98,260
                                                                              -----------------------------------------------------
   Shares sold - Investor Class ............................................           487,183             13,003            13,615
   Shares issued in reinvestment of distributions - Investor Class .........               706                  0                 0
   Shares redeemed - Investor Class ........................................          (287,958)                 0                 0
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........           199,931             13,003            13,615
                                                                              -----------------------------------------------------
Net increase (decrease) in shares outstanding resulting from capital
   share transactions ......................................................         3,906,117          4,794,789           184,445
                                                                              -----------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............  $      1,898,778  $       1,493,596  $          6,660
                                                                              =====================================================

                                                                                        TARGET 2020 FUND           TARGET 2025 FUND
                                                                              -----------------------------------  ----------------
                                                                                   For the                              For the
                                                                              Six Months Ended       For the         Period Ended
                                                                               August 31, 2007      Year Ended     August 31, 2007
                                                                                 (Unaudited)    February 28, 2007     (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................         1,827,200          4,246,169                NA
   Shares issued in reinvestment of distributions - Class A ................           111,261            961,433                NA
   Shares redeemed - Class A ...............................................        (2,618,558)        (5,461,070)               NA
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................          (680,097)          (253,468)               NA
                                                                              -----------------------------------------------------
   Shares sold - Class B ...................................................            10,966            111,149                NA
   Shares issued in reinvestment of distributions - Class B ................             6,096            100,170                NA
   Shares redeemed - Class B ...............................................          (259,317)          (349,756)               NA
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Class B .................          (242,255)          (138,437)               NA
                                                                              -----------------------------------------------------
   Shares sold - Class C ...................................................             8,243             36,949                NA
   Shares issued in reinvestment of distributions - Class C ................             1,802             22,124                NA
   Shares redeemed - Class C ...............................................           (32,232)           (44,830)               NA
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Class C .................           (22,187)            14,243                NA
                                                                              -----------------------------------------------------
   Shares sold - Administrator Class .......................................        10,050,597         11,118,252           208,518
   Shares issued in reinvestment of distributions - Administrator Class ....           164,738          1,046,122                 0
   Shares redeemed - Administrator Class ...................................        (7,048,095)       (10,239,363)         (138,214)
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....         3,167,240          1,925,011            70,304
                                                                              -----------------------------------------------------
   Shares sold - Institutional Class .......................................        19,740,362         15,088,170           100,938
   Shares issued in reinvestment of distributions - Institutional Class ....           173,521            464,384                 0
   Shares redeemed - Institutional Class ...................................       (14,588,170)        (7,689,566)           (2,032)
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....         5,325,713          7,862,988            98,906
                                                                              -----------------------------------------------------
   Shares sold - Investor Class ............................................           744,522             20,549            38,932
   Shares issued in reinvestment of distributions - Investor Class .........             1,665                  0                 0
   Shares redeemed - Investor Class ........................................          (367,978)                 0              (202)
                                                                              -----------------------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........           378,209             20,549            38,730
                                                                              -----------------------------------------------------
Net increase (decrease) in shares outstanding resulting from capital
   share transactions ......................................................         7,926,623          9,430,886           207,940
                                                                              -----------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............  $      2,693,774  $       1,750,125  $          5,079
                                                                              =====================================================

30 Wells Fargo Advantage Dow Jones Target Date Funds

                                             Statements of Changes in Net Assets


                                                                                                         TARGET 2030 FUND
                                                                                              ------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                               August 31, 2007       Year Ended
                                                                                                (Unaudited)      February 28, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................................   $    330,528,529   $     235,177,460

OPERATIONS
   Net investment income (loss) ...........................................................          3,986,614           3,710,178
   Net realized gain (loss) on investments ................................................         10,062,114          24,311,826
   Net change in unrealized appreciation (depreciation) of investments ....................          2,360,748            (374,049)
                                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................         16,409,476          27,647,955
                                                                                              ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .............................................................................           (780,810)         (1,469,092)
      Class B .............................................................................            (30,720)            (73,615)
      Class C .............................................................................             (9,083)            (18,160)
      Administrator Class .................................................................         (1,095,820)         (1,440,248)
      Institutional Class .................................................................         (1,312,874)           (597,775)
      Investor Class ......................................................................            (19,411)                  0
   Net realized gain on sales of investments
      Class A .............................................................................                  0          (9,092,236)
      Class B .............................................................................                  0            (977,626)
      Class C .............................................................................                  0            (249,936)
      Administrator Class .................................................................                  0          (7,620,945)
      Institutional Class .................................................................                  0          (3,124,171)
                                                                                              ------------------------------------
Total distributions to shareholders .......................................................         (3,248,718)        (24,663,804)
                                                                                              ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................         21,712,692          39,203,437
   Reinvestment of distributions - Class A ................................................            783,748          10,428,173
   Cost of shares redeemed - Class A ......................................................        (27,012,204)        (50,672,244)
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Class A ...............................................................         (4,515,764)         (1,040,634)
                                                                                              ------------------------------------
   Proceeds from shares sold - Class B ....................................................            180,472             849,262
   Reinvestment of distributions - Class B ................................................             16,233           1,025,817
   Cost of shares redeemed - Class B ......................................................         (2,404,215)         (3,557,249)
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Class B ...............................................................         (2,207,510)         (1,682,170)
                                                                                              ------------------------------------
   Proceeds from shares sold - Class C ....................................................             67,878             232,355
   Reinvestment of distributions - Class C ................................................              8,809             262,722
   Cost of shares redeemed - Class C ......................................................           (155,879)         (1,081,898)
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Class C ...............................................................            (79,192)           (586,821)
                                                                                              ------------------------------------
   Proceeds from shares sold - Administrator Class ........................................        102,532,057         125,143,622
   Reinvestment of distributions - Administrator Class ....................................          1,095,820           9,061,193
   Cost of shares redeemed - Administrator Class ..........................................        (69,305,526)       (106,116,586)
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Administrator Class ...................................................         34,322,351          28,088,229
                                                                                              ------------------------------------
   Proceeds from shares sold - Institutional Class ........................................        259,048,862         119,866,523
   Reinvestment of distributions - Institutional Class ....................................          1,312,874           3,721,946
   Cost of shares redeemed - Institutional Class ..........................................       (181,019,801)        (56,462,445)
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Institutional Class ...................................................         79,341,935          67,126,024
                                                                                              ------------------------------------
   Proceeds from shares sold - Investor Class .............................................         10,615,810             476,566
   Reinvestment of distributions - Investor Class .........................................             19,411                   0
   Cost of shares redeemed - Investor Class ...............................................         (4,989,168)            (14,276)
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Investor Class ........................................................          5,646,053             462,290
                                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....        112,507,873          92,366,918
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................        125,668,631          95,351,069
                                                                                              ====================================
ENDING NET ASSETS .........................................................................   $    456,197,160   $     330,528,529
                                                                                              ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                            Wells Fargo Advantage Dow Jones Target Date Funds 31


                                                                           TARGET 2035 FUND              TARGET 2040 FUND
                                                                           ----------------   -------------------------------------
                                                                               For the             For the
                                                                            Period Ended       Six Months Ended        For the
                                                                           August 31, 2007     August 31, 2007       Year Ended
                                                                             (Unaudited)         (Unaudited)      February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ................................................   $              0   $     322,544,996   $     253,715,567

OPERATIONS
   Net investment income (loss) ........................................              2,866           2,777,962           2,845,751
   Net realized gain (loss) on investments .............................            (44,592)         12,162,303          37,088,752
   Net change in unrealized appreciation (depreciation) of
      investments ......................................................             13,763           1,366,311          (7,840,866)
                                                                           --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations ........            (27,963)         16,306,576          32,093,637
                                                                           --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..........................................................                 NA            (935,809)         (1,686,850)
      Class B ..........................................................                 NA             (26,947)            (63,052)
      Class C ..........................................................                 NA              (7,717)            (11,663)
      Administrator Class ..............................................                  0            (755,132)           (888,471)
      Institutional Class ..............................................                  0            (538,767)           (303,793)
      Investor Class ...................................................                  0              (8,654)                  0
   Net realized gain on sales of investments
      Class A ..........................................................                 NA                   0         (10,113,014)
      Class B ..........................................................                 NA                   0          (1,153,458)
      Class C ..........................................................                 NA                   0            (215,810)
      Administrator Class ..............................................                  0                   0          (4,384,410)
      Institutional Class ..............................................                  0                   0          (1,492,670)
                                                                           --------------------------------------------------------
Total distributions to shareholders ....................................                  0          (2,273,026)        (20,313,191)
                                                                           --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .................................                 NA          17,623,203          32,264,080
   Reinvestment of distributions - Class A .............................                 NA             914,699          11,560,153
   Cost of shares redeemed - Class A ...................................                 NA         (27,236,163)        (47,294,420)
                                                                           --------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class A ..............................                 NA          (8,698,261)         (3,470,187)
                                                                           --------------------------------------------------------
   Proceeds from shares sold - Class B .................................                 NA             311,530             953,414
   Reinvestment of distributions - Class B .............................                 NA              25,699           1,172,184
   Cost of shares redeemed - Class B ...................................                 NA          (4,443,416)         (5,771,588)
                                                                           --------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class B ..............................                 NA          (4,106,187)         (3,645,990)
                                                                           --------------------------------------------------------
   Proceeds from shares sold - Class C .................................                 NA              94,977             247,685
   Reinvestment of distributions - Class C .............................                 NA               7,194             217,323
   Cost of shares redeemed - Class C ...................................                 NA            (280,068)           (534,203)
                                                                           --------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class C ......................................                 NA            (177,897)            (69,195)
                                                                           --------------------------------------------------------
   Proceeds from shares sold - Administrator Class .....................          1,616,865          78,841,288         138,979,044
   Reinvestment of distributions - Administrator Class .................                  0             754,427           5,265,469
   Cost of shares redeemed - Administrator Class .......................         (1,159,748)        (54,423,307)       (108,358,903)
                                                                           --------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Administrator Class ..................            457,117          25,172,408          35,885,610
                                                                           --------------------------------------------------------
   Proceeds from shares sold - Institutional Class .....................          1,026,652         123,421,987          63,023,670
   Reinvestment of distributions - Institutional Class .................                  0             538,767           1,796,462
   Cost of shares redeemed - Institutional Class .......................            (31,102)        (86,810,521)        (36,780,321)
                                                                           --------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Institutional Class ..................            995,550          37,150,233          28,039,811
                                                                           --------------------------------------------------------
   Proceeds from shares sold - Investor Class ..........................            122,143           5,762,946             313,068
   Reinvestment of distributions - Investor Class ......................                  0               8,654                   0
   Cost of shares redeemed - Investor Class ............................             (9,259)         (2,744,914)             (4,134)
                                                                           --------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Investor Class .......................            112,884           3,026,686             308,934
                                                                           --------------------------------------------------------
Net increase (decrease) in net assets resulting from capital
   share transaction - Total ...........................................          1,565,551          52,366,982          57,048,983
                                                                           --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................          1,537,588          66,400,532          68,829,429
                                                                           ========================================================
ENDING NET ASSETS ......................................................   $      1,537,588   $     388,945,528   $     322,544,996
                                                                           ========================================================

                                                                                              TARGET 2045 FUND   TARGET 2050 FUND
                                                                                              ----------------   -----------------
                                                                                                  For the             For the
                                                                                                Period Ended       Period Ended
                                                                                               August 31, 2007   August 31, 2007
                                                                                                 (Unaudited)        (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................................   $              0   $               0

OPERATIONS
   Net investment income (loss) ...........................................................              2,517               3,410
   Net realized gain (loss) on investments ................................................            (39,643)            (44,884)
   Net change in unrealized appreciation (depreciation) of investments ....................              9,511              15,725
                                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................            (27,615)            (25,749)
                                                                                              ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .............................................................................                 NA                  NA
      Class B .............................................................................                 NA                  NA
      Class C .............................................................................                 NA                  NA
      Administrator Class .................................................................                  0                   0
      Institutional Class .................................................................                  0                   0
      Investor Class ......................................................................                  0                   0
   Net realized gain on sales of investments
      Class A .............................................................................                 NA                  NA
      Class B .............................................................................                 NA                  NA
      Class C .............................................................................                 NA                  NA
      Administrator Class .................................................................                  0                   0
      Institutional Class .................................................................                  0                   0
                                                                                              ------------------------------------
Total distributions to shareholders .......................................................                  0                   0
                                                                                              ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................                 NA                  NA
   Reinvestment of distributions - Class A ................................................                 NA                  NA
   Cost of shares redeemed - Class A ......................................................                 NA                  NA
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Class A ...............................................................                 NA                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Class B ....................................................                 NA                  NA
   Reinvestment of distributions - Class B ................................................                 NA                  NA
   Cost of shares redeemed - Class B ......................................................                 NA                  NA
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Class B ...............................................................                 NA                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Class C ....................................................                 NA                  NA
   Reinvestment of distributions - Class C ................................................                 NA                  NA
   Cost of shares redeemed - Class C ......................................................                 NA                  NA
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Class C ...............................................................                 NA                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Administrator Class ........................................            437,559           2,511,779
   Reinvestment of distributions - Administrator Class ....................................                  0                   0
   Cost of shares redeemed - Administrator Class ..........................................           (267,583)         (1,593,842)
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Administrator Class ...................................................            169,976             917,937
                                                                                              ------------------------------------
   Proceeds from shares sold - Institutional Class ........................................          1,016,999           1,395,384
   Reinvestment of distributions - Institutional Class ....................................                  0                   0
   Cost of shares redeemed - Institutional Class ..........................................            (24,666)           (167,640)
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Institutional Class ...................................................            992,333           1,227,744
                                                                                              ------------------------------------
   Proceeds from shares sold - Investor Class .............................................             42,097              54,481
   Reinvestment of distributions - Investor Class .........................................                  0                   0
   Cost of shares redeemed - Investor Class ...............................................                  0             (17,810)
                                                                                              ------------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Investor Class ........................................................             42,097              36,671
                                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from capital
   share transaction - Total ..............................................................          1,204,406           2,182,352
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................          1,176,791           2,156,603
                                                                                              ====================================
ENDING NET ASSETS .........................................................................   $      1,176,791   $       2,156,603
                                                                                              ====================================

32 Wells Fargo Advantage Dow Jones Target Date Funds

                                             Statements of Changes in Net Assets


                                                                                TARGET 2030 FUND
                                                                    ------------------------------------
                                                                         For the
                                                                    Six Months Ended        For the
                                                                    August 31, 2007        Year Ended
                                                                      (Unaudited)      February 28, 2007
--------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ........................................          1,386,542           2,582,221
   Shares issued in reinvestment of distributions - Class A .....             49,949             698,014
   Shares redeemed - Class A ....................................         (1,721,471)         (3,334,599)
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding - Class A ......           (284,980)            (54,364)
                                                                    ------------------------------------
   Shares sold - Class B ........................................             13,502              56,788
   Shares issued in reinvestment of distributions - Class B .....                972              69,980
   Shares redeemed - Class B ....................................           (159,253)           (236,703)
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding - Class B ......           (144,779)           (109,935)
                                                                    ------------------------------------
   Shares sold - Class C ........................................              4,394              15,703
   Shares issued in reinvestment of distributions - Class C .....                566              17,886
   Shares redeemed - Class C ....................................            (10,157)            (72,889)
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding - Class C ......             (5,197)            (39,300)
                                                                    ------------------------------------
   Shares sold - Administrator Class  . .........................          6,478,290           8,170,600
   Shares issued in reinvestment of distributions -
     Administrator Class ........................................             69,055             600,593
   Shares redeemed - Administrator Class ........................         (4,376,427)         (6,929,669)
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding -
     Administrator Class ........................................          2,170,918           1,841,524
                                                                    ------------------------------------
   Shares sold - Institutional Class ............................         16,602,316           7,894,120
   Shares issued in reinvestment of distributions -
     Institutional Class ........................................             82,557             246,515
   Shares redeemed - Institutional Class ........................        (11,595,510)         (3,704,017)
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding -
     Institutional Class ........................................          5,089,363           4,436,618
                                                                    ------------------------------------
   Shares sold - Investor Class .................................            665,579              30,631
   Shares issued in reinvestment of distributions -
     Investor Class .............................................              1,217                   0
   Shares redeemed - Investor Class .............................           (311,465)               (927)
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding -
     Investor Class .............................................            355,331              29,704
                                                                    ------------------------------------
Net increase (decrease) in shares outstanding resulting from
  capital share transactions ....................................          7,180,656           6,104,247
                                                                    ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....   $      1,286,874   $         548,978
                                                                    ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                            Wells Fargo Advantage Dow Jones Target Date Funds 33


                                                                    TARGET 2035 FUND          TARGET 2040 FUND
                                                                    ----------------   -------------------------------------
                                                                        For the             For the
                                                                      Period Ended      Six Months Ended       For the
                                                                    August 31, 2007     August 31, 2007       Year Ended
                                                                      (Unaudited)         (Unaudited)      February 28, 2007
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ........................................                 NA             974,166           1,876,836
   Shares issued in reinvestment of distributions - Class A .....                 NA              50,041             677,828
   Shares redeemed - Class A ....................................                 NA          (1,495,001)         (2,766,467)
                                                                    --------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class A ......                 NA            (470,794)           (211,803)
                                                                    --------------------------------------------------------
   Shares sold - Class B ........................................                 NA              17,947              57,837
   Shares issued in reinvestment of distributions - Class B .....                 NA               1,445              71,340
   Shares redeemed - Class B ....................................                 NA            (255,482)           (347,255)
                                                                    --------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class B ......                 NA            (236,090)           (218,078)
                                                                    --------------------------------------------------------
   Shares sold - Class C ........................................                 NA               5,437              15,145
   Shares issued in reinvestment of distributions - Class C .....                 NA                 405              13,248
   Shares redeemed - Class C ....................................                 NA             (16,230)            (32,910)
                                                                    --------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class C ......                 NA             (10,388)             (4,517)
                                                                    --------------------------------------------------------
   Shares sold - Administrator Class  . .........................
   Shares issued in reinvestment of distributions -                          164,515           4,279,609           7,999,288
     Administrator Class ........................................                  0              40,740             304,660
   Shares redeemed - Administrator Class ........................           (118,067)         (2,952,977)         (6,243,156)
                                                                    --------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Administrator Class ........................................             46,448           1,367,372           2,060,792
                                                                    --------------------------------------------------------
   Shares sold - Institutional Class ............................
   Shares issued in reinvestment of distributions -                          102,801           6,813,958           3,610,629
     Institutional Class ........................................                  0              29,043             103,828
   Shares redeemed - Institutional Class ........................             (3,201)         (4,787,543)         (2,104,736)
                                                                    --------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Institutional Class ........................................             99,600           2,055,458           1,609,721
                                                                    --------------------------------------------------------
   Shares sold - Investor Class .................................             12,465             302,954              17,491
   Shares issued in reinvestment of distributions -
     Investor Class .............................................                  0                 465                   0
   Shares redeemed - Investor Class .............................               (957)           (142,736)               (227)
                                                                    --------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Investor Class .............................................             11,508             160,683              17,264
                                                                    --------------------------------------------------------
Net increase (decrease) in shares outstanding resulting from
  capital share transactions ....................................            157,556           2,866,241           3,253,379
                                                                    --------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....   $          2,866   $         761,709    $        256,773
                                                                    ========================================================

                                                                    TARGET 2045 FUND   TARGET 2050 FUND
                                                                    ----------------   -----------------
                                                                         For the           For the
                                                                      Period Ended       Period Ended
                                                                     August 31, 2007    August 31, 2007
                                                                      (Unaudited)         (Unaudited)
--------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ........................................                 NA                  NA
   Shares issued in reinvestment of distributions - Class A .....                 NA                  NA
   Shares redeemed - Class A ....................................                 NA                  NA
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding - Class A ......                 NA                  NA
                                                                    ------------------------------------
   Shares sold - Class B ........................................                 NA                  NA
   Shares issued in reinvestment of distributions - Class B .....                 NA                  NA
   Shares redeemed - Class B ....................................                 NA                  NA
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding - Class B ......                 NA                  NA
                                                                    ------------------------------------
   Shares sold - Class C ........................................                 NA                  NA
   Shares issued in reinvestment of distributions - Class C .....                 NA                  NA
   Shares redeemed - Class C ....................................                 NA                  NA
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding - Class C ......                 NA                  NA
                                                                    ------------------------------------
   Shares sold - Administrator Class  . .........................             44,031             258,375
   Shares issued in reinvestment of distributions -
     Administrator Class ........................................                  0                   0
   Shares redeemed - Administrator Class ........................            (26,975)           (164,093)
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding -
     Administrator Class ........................................             17,056              94,282
                                                                    ------------------------------------
   Shares sold - Institutional Class ............................            101,786             139,821
   Shares issued in reinvestment of distributions -
     Institutional Class ........................................                  0                   0
   Shares redeemed - Institutional Class ........................             (2,524)            (17,099)
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding -
     Institutional Class ........................................             99,262             122,722
                                                                    ------------------------------------
   Shares sold - Investor Class .................................              4,277               5,510
   Shares issued in reinvestment of distributions -
     Investor Class .............................................                  0                   0
   Shares redeemed - Investor Class .............................                  0              (1,815)
                                                                    ------------------------------------
   Net increase (decrease) in shares outstanding -
     Investor Class .............................................              4,277               3,695
                                                                    ------------------------------------
Net increase (decrease) in shares outstanding resulting from
  capital share transactions ....................................            120,595             220,699
                                                                    ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....   $          2,517   $           3,410
                                                                    ====================================

34 Wells Fargo Advantage Dow Jones Target Date Funds

                                                            Financial Highlights


                                                  Beginning                  Net Realized   Distributions
                                                  Net Asset       Net       and Unrealized     from Net    Distributions
                                                  Value Per   Investment      Gain (Loss)    Investment       from Net
                                                    Share    Income (Loss)  on Investments     Income      Realized Gains
-------------------------------------------------------------------------------------------------------------------------
TARGET TODAY
-------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ..    $10.07         0.19 5          0.02          (0.18)           0.00
March 1, 2006 to February 28, 2007 ............    $10.28         0.33 5          0.15          (0.30)          (0.39)
March 1, 2005 to February 28, 2006 ............    $10.20         0.20            0.23          (0.20)          (0.15)
March 1, 2004 to February 28, 2005 ............    $10.17         0.17            0.05          (0.16)          (0.03)
March 1, 2003 to February 29, 2004 ............    $ 8.96         0.15            1.22          (0.16)           0.00
March 1, 2002 to February 28, 2003 ............    $ 9.79         0.21           (0.66)         (0.22)          (0.16)

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ..    $10.29         0.15 5          0.02          (0.14)           0.00
March 1, 2006 to February 28, 2007 ............    $10.48         0.25 5          0.17          (0.22)          (0.39)
March 1, 2005 to February 28, 2006 ............    $10.39         0.13            0.23          (0.12)          (0.15)
March 1, 2004 to February 28, 2005 ............    $10.35         0.10            0.05          (0.08)          (0.03)
March 1, 2003 to February 29, 2004 ............    $ 9.12         0.09            1.24          (0.10)           0.00
March 1, 2002 to February 28, 2003 ............    $ 9.96         0.15           (0.66)         (0.17)          (0.16)

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ..    $10.26         0.15 5          0.02          (0.14)           0.00
March 1, 2006 to February 28, 2007 ............    $10.45         0.25 5          0.17          (0.22)          (0.39)
March 1, 2005 to February 28, 2006 ............    $10.36         0.13            0.23          (0.12)          (0.15)
March 1, 2004 to February 28, 2005 ............    $10.33         0.10            0.05          (0.09)          (0.03)
March 1, 2003 to February 29, 2004 ............    $ 9.11         0.08            1.24          (0.10)           0.00
March 1, 2002 to February 28, 2003 ............    $ 9.94         0.16           (0.66)         (0.17)          (0.16)

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ..    $10.25         0.21 5          0.02          (0.19)           0.00
March 1, 2006 to February 28, 2007 ............    $10.45         0.37 5          0.16          (0.34)          (0.39)
March 1, 2005 to February 28, 2006 ............    $10.37         0.23            0.23          (0.23)          (0.15)
March 1, 2004 to February 28, 2005 ............    $10.33         0.21            0.06          (0.20)          (0.03)
March 1, 2003 to February 29, 2004 ............    $ 9.10         0.19            1.23          (0.19)           0.00
March 1, 2002 to February 28, 2003 ............    $ 9.94         0.23           (0.66)         (0.25)          (0.16)

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ..    $10.26         0.22 5          0.02          (0.21)           0.00
March 1, 2006 to February 28, 2007 ............    $10.45         0.39 5          0.17          (0.36)          (0.39)
March 1, 2005 to February 28, 2006 ............    $10.37         0.26            0.22          (0.25)          (0.15)
June 30, 2004 4 to February 28, 2005 ..........    $10.09         0.14            0.29          (0.12)          (0.03)

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..    $10.26         0.20 5          0.02          (0.20)           0.00
January 31, 2007 4 to February 28, 2007 .......    $10.18         0.04 5          0.04           0.00            0.00

TARGET 2010
----------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ..    $12.68         0.20 5          0.07          (0.19)           0.00
March 1, 2006 to February 28, 2007 ............    $12.91         0.36 5          0.45          (0.33)          (0.71)
March 1, 2005 to February 28, 2006 ............    $12.48         0.23            0.44          (0.21)          (0.03)
March 1, 2004 to February 28, 2005 ............    $12.22         0.18            0.25          (0.17)           0.00
March 1, 2003 to February 29, 2004 ............    $10.25         0.15            1.98          (0.16)           0.00
March 1, 2002 to February 28, 2003 ............    $11.65         0.19           (1.33)         (0.20)          (0.06)

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ..    $12.70         0.15 5          0.07          (0.14)           0.00
March 1, 2006 to February 28, 2007 ............    $12.92         0.26 5          0.46          (0.23)          (0.71)
March 1, 2005 to February 28, 2006 ............    $12.48         0.14            0.44          (0.11)          (0.03)
March 1, 2004 to February 28, 2005 ............    $12.23         0.11            0.22          (0.08)           0.00
March 1, 2003 to February 29, 2004 ............    $10.26         0.08            1.98          (0.09)           0.00
March 1, 2002 to February 28, 2003 ............    $11.66         0.13           (1.33)         (0.14)          (0.06)

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ..    $12.82         0.15 5          0.08          (0.15)           0.00
March 1, 2006 to February 28, 2007 ............    $13.04         0.26 5          0.45          (0.22)          (0.71)
March 1, 2005 to February 28, 2006 ............    $12.59         0.14            0.45          (0.11)          (0.03)
March 1, 2004 to February 28, 2005 ............    $12.33         0.11            0.22          (0.07)           0.00
March 1, 2003 to February 29, 2004 ............    $10.35         0.07            2.00          (0.09)           0.00
March 1, 2002 to February 28, 2003 ............    $11.75         0.13           (1.33)         (0.14)          (0.06)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights

                            Wells Fargo Advantage Dow Jones Target Date Funds 35


                                                              Ending     Ratio to Average Net Assets (Annualized) 1
                                                             Net Asset  --------------------------------------------
                                                  Return of  Value Per  Net Investment   Gross    Expenses    Net
                                                   Capital     Share    Income (Loss)   Expenses   Waived   Expenses
--------------------------------------------------------------------------------------------------------------------
TARGET TODAY
--------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ..     0.00       $10.10       3.61%         1.23%    (0.08)%    1.15%
March 1, 2006 to February 28, 2007 ............     0.00       $10.07       3.19%         1.28%    (0.10)%    1.18%
March 1, 2005 to February 28, 2006 ............     0.00       $10.28       1.96%         1.38%    (0.13)%    1.25%
March 1, 2004 to February 28, 2005 ............     0.00       $10.20       1.73%         1.34%    (0.07)%    1.27%
March 1, 2003 to February 29, 2004 ............     0.00       $10.17       1.58%         1.36%    (0.08)%    1.28%
March 1, 2002 to February 28, 2003 ............     0.00       $ 8.96       2.12%         1.60%    (0.30)%    1.30%

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ..     0.00       $10.32       2.86%         1.98%    (0.08)%    1.90%
March 1, 2006 to February 28, 2007 ............     0.00       $10.29       2.41%         2.04%    (0.10)%    1.94%
March 1, 2005 to February 28, 2006 ............     0.00       $10.48       1.21%         2.12%    (0.12)%    2.00%
March 1, 2004 to February 28, 2005 ............     0.00       $10.39       0.97%         2.09%    (0.07)%    2.02%
March 1, 2003 to February 29, 2004 ............     0.00       $10.35       0.91%         2.11%    (0.16)%    1.95%
March 1, 2002 to February 28, 2003 ............     0.00       $ 9.12       1.60%         2.28%    (0.48)%    1.80%

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ..     0.00       $10.29       2.86%         1.98%    (0.08)%    1.90%
March 1, 2006 to February 28, 2007 ............     0.00       $10.26       2.41%         2.04%    (0.10)%    1.94%
March 1, 2005 to February 28, 2006 ............     0.00       $10.45       1.21%         2.12%    (0.12)%    2.00%
March 1, 2004 to February 28, 2005 ............     0.00       $10.36       0.98%         2.09%    (0.07)%    2.02%
March 1, 2003 to February 29, 2004 ............     0.00       $10.33       0.88%         2.10%    (0.14)%    1.96%
March 1, 2002 to February 28, 2003 ............     0.00       $ 9.11       1.61%         2.23%    (0.43)%    1.80%

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ..     0.00       $10.29       3.92%         1.05%    (0.20)%    0.85%
March 1, 2006 to February 28, 2007 ............     0.00       $10.25       3.52%         1.10%    (0.22)%    0.88%
March 1, 2005 to February 28, 2006 ............     0.00       $10.45       2.26%         1.18%    (0.23)%    0.95%
March 1, 2004 to February 28, 2005 ............     0.00       $10.37       2.04%         1.01%    (0.04)%    0.97%
March 1, 2003 to February 29, 2004 ............     0.00       $10.33       1.89%         1.03%    (0.06)%    0.97%
March 1, 2002 to February 28, 2003 ............     0.00       $ 9.10       2.42%         1.17%    (0.17)%    1.00%

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ..     0.00       $10.29       4.14%         0.78%    (0.16)%    0.62%
March 1, 2006 to February 28, 2007 ............     0.00       $10.26       3.80%         0.82%    (0.17)%    0.66%
March 1, 2005 to February 28, 2006 ............     0.00       $10.45       2.46%         0.93%    (0.18)%    0.75%
June 30, 2004 4 to February 28, 2005 ..........     0.00       $10.37       2.41%         0.91%    (0.16)%    0.75%

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..     0.00       $10.28       3.86%         1.39%    (0.48)%    0.91%
January 31, 2007 4 to February 28, 2007 .......     0.00       $10.26       3.81%         1.36%    (0.48)%    0.88%

TARGET 2010
--------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ..     0.00       $12.76       3.08%         1.24%    (0.06)%    1.18%
March 1, 2006 to February 28, 2007 ............     0.00       $12.68       2.78%         1.27%    (0.06)%    1.20%
March 1, 2005 to February 28, 2006 ............     0.00       $12.91       1.72%         1.33%    (0.08)%    1.25%
March 1, 2004 to February 28, 2005 ............     0.00       $12.48       1.52%         1.30%    (0.03)%    1.27%
March 1, 2003 to February 29, 2004 ............     0.00       $12.22       1.36%         1.33%    (0.05)%    1.28%
March 1, 2002 to February 28, 2003 ............     0.00       $10.25       1.69%         1.44%    (0.14)%    1.30%

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ..     0.00       $12.78       2.33%         1.99%    (0.06)%    1.93%
March 1, 2006 to February 28, 2007 ............     0.00       $12.70       2.01%         2.02%    (0.06)%    1.96%
March 1, 2005 to February 28, 2006 ............     0.00       $12.92       0.98%         2.08%    (0.08)%    2.00%
March 1, 2004 to February 28, 2005 ............     0.00       $12.48       0.76%         2.05%    (0.03)%    2.02%
March 1, 2003 to February 29, 2004 ............     0.00       $12.23       0.70%         2.09%    (0.14)%    1.95%
March 1, 2002 to February 28, 2003 ............     0.00       $10.26       1.19%         2.13%    (0.33)%    1.80%

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ..     0.00       $12.90       2.33%         1.99%    (0.06)%    1.93%
March 1, 2006 to February 28, 2007 ............     0.00       $12.82       2.02%         2.02%    (0.06)%    1.96%
March 1, 2005 to February 28, 2006 ............     0.00       $13.04       0.97%         2.08%    (0.08)%    2.00%
March 1, 2004 to February 28, 2005 ............     0.00       $12.59       0.76%         2.05%    (0.03)%    2.02%
March 1, 2003 to February 29, 2004 ............     0.00       $12.33       0.67%         2.08%    (0.12)%    1.96%
March 1, 2002 to February 28, 2003 ............     0.00       $10.35       1.18%         2.21%    (0.41)%    1.80%

                                                             Portfolio   Net Assets at
                                                    Total    Turnover    End of Period
                                                  Return 2    Rate 3    (000's omitted)
---------------------------------------------------------------------------------------
TARGET TODAY
---------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ..      2.10%      23%         $33,530
March 1, 2006 to February 28, 2007 ............      4.83%     143%         $35,375
March 1, 2005 to February 28, 2006 ............      4.31%      36%         $38,547
March 1, 2004 to February 28, 2005 ............      2.23%     106%         $39,418
March 1, 2003 to February 29, 2004 ............     15.41%      33%         $39,856
March 1, 2002 to February 28, 2003 ............     (4.63)%     53%         $33,299

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ..      1.66%      23%         $ 9,529
March 1, 2006 to February 28, 2007 ............      4.11%     143%         $11,330
March 1, 2005 to February 28, 2006 ............      3.50%      36%         $14,778
March 1, 2004 to February 28, 2005 ............      1.49%     106%         $19,690
March 1, 2003 to February 29, 2004 ............     14.65%      33%         $22,616
March 1, 2002 to February 28, 2003 ............     (5.15)%     53%         $19,428

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ..      1.68%      23%         $ 7,728
March 1, 2006 to February 28, 2007 ............      4.11%     143%         $ 8,269
March 1, 2005 to February 28, 2006 ............      3.52%      36%         $10,774
March 1, 2004 to February 28, 2005 ............      1.43%     106%         $13,680
March 1, 2003 to February 29, 2004 ............     14.61%      33%         $13,800
March 1, 2002 to February 28, 2003 ............     (5.06)%     53%         $ 7,822

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ..      2.31%      23%         $22,922
March 1, 2006 to February 28, 2007 ............      5.17%     143%         $16,728
March 1, 2005 to February 28, 2006 ............      4.55%      36%         $14,042
March 1, 2004 to February 28, 2005 ............      2.60%     106%         $12,989
March 1, 2003 to February 29, 2004 ............     15.73%      33%         $12,410
March 1, 2002 to February 28, 2003 ............     (4.32)%     53%         $ 8,732

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ..      2.32%      23%         $27,721
March 1, 2006 to February 28, 2007 ............      5.49%     143%         $20,338
March 1, 2005 to February 28, 2006 ............      4.76%      36%         $ 9,721
June 30, 2004 4 to February 28, 2005 ..........      4.26%     106%         $ 6,640

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..      2.16%      23%         $   605
January 31, 2007 4 to February 28, 2007 .......      0.79%     143%         $    17

TARGET 2010
---------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ..      2.19%      36%         $65,675
March 1, 2006 to February 28, 2007 ............      6.40%     152%         $69,835
March 1, 2005 to February 28, 2006 ............      5.39%      38%         $74,437
March 1, 2004 to February 28, 2005 ............      3.60%      81%         $82,296
March 1, 2003 to February 29, 2004 ............     20.94%      31%         $88,910
March 1, 2002 to February 28, 2003 ............     (9.86)%     65%         $68,977

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ..      1.77%      36%         $11,751
March 1, 2006 to February 28, 2007 ............      5.65%     152%         $15,211
March 1, 2005 to February 28, 2006 ............      4.64%      38%         $19,711
March 1, 2004 to February 28, 2005 ............      2.70%      81%         $26,480
March 1, 2003 to February 29, 2004 ............     20.16%      31%         $34,284
March 1, 2002 to February 28, 2003 ............    (10.34)%     65%         $32,831

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ..      1.78%      36%         $ 3,935
March 1, 2006 to February 28, 2007 ............      5.59%     152%         $ 4,194
March 1, 2005 to February 28, 2006 ............      4.69%      38%         $ 4,729
March 1, 2004 to February 28, 2005 ............      2.72%      81%         $ 5,724
March 1, 2003 to February 29, 2004 ............     20.13%      31%         $ 8,190
March 1, 2002 to February 28, 2003 ............    (10.29)%     65%         $ 5,631

36 Wells Fargo Advantage Dow Jones Target Date Funds        Financial Highlights


                                                      Beginning                    Net Realized    Distributions
                                                      Net Asset        Net        and Unrealized      from Net     Distributions
                                                      Value Per     Investment      Gain (Loss)      Investment      from Net
                                                        Share     Income (Loss)   on Investments      Income       Realized Gains
---------------------------------------------------------------------------------------------------------------------------------
TARGET 2010 (continued)
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ......     $12.79        0.22 5           0.07            (0.21)           0.00
March 1, 2006 to February 28, 2007 ................     $13.01        0.40 5           0.45            (0.36)          (0.71)
March 1, 2005 to February 28, 2006 ................     $12.57        0.26             0.46            (0.25)          (0.03)
March 1, 2004 to February 28, 2005 ................     $12.32        0.22             0.24            (0.21)           0.00
March 1, 2003 to February 29, 2004 ................     $10.33        0.19             1.99            (0.19)           0.00
March 1, 2002 to February 28, 2003 ................     $11.75        0.21            (1.33)           (0.24)          (0.06)

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......     $12.78        0.24 5           0.08            (0.23)           0.00
March 1, 2006 to February 28, 2007 ................     $13.01        0.44 5           0.43            (0.39)          (0.71)
March 1, 2005 to February 28, 2006 ................     $12.57        0.28             0.46            (0.27)          (0.03)
June 30, 2004 4 to February 28, 2005 ..............     $12.08        0.15             0.47            (0.13)           0.00

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ......     $12.78        0.22 5           0.07            (0.22)           0.00
January 31, 2007 4 to February 28, 2007 ...........     $12.66        0.04 5           0.08             0.00            0.00

TARGET 2015
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4 to August 31, 2007 (Unaudited) ....     $10.00        0.05 5          (0.04)            0.00           0.00

Institutional Class
June 29, 2007 4 to August 31, 2007 (Unaudited) ....     $10.00        0.05 5          (0.04)            0.00           0.00

Investor Class
June 29, 2007 4 to August 31, 2007 (Unaudited) ....     $10.00        0.05 5          (0.04)            0.00           0.00

TARGET 2020
---------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ......     $14.22        0.17 5           0.28            (0.15)           0.00
March 1, 2006 to February 28, 2007 ................     $14.24        0.28 5           1.04            (0.27)          (1.07)
March 1, 2005 to February 28, 2006 ................     $13.44        0.19             0.80            (0.19)           0.00
March 1, 2004 to February 28, 2005 ................     $12.96        0.16             0.47            (0.15)           0.00
March 1, 2003 to February 29, 2004 ................     $10.36        0.14             2.60            (0.14)           0.00
March 1, 2002 to February 28, 2003 ................     $12.29        0.14            (1.93)           (0.14)           0.00

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ......     $14.09        0.11 5           0.29            (0.10)           0.00
March 1, 2006 to February 28, 2007 ................     $14.12        0.18 5           1.02            (0.16)          (1.07)
March 1, 2005 to February 28, 2006 ................     $13.33        0.10             0.77            (0.08)           0.00
March 1, 2004 to February 28, 2005 ................     $12.85        0.08             0.45            (0.05)           0.00
March 1, 2003 to February 29, 2004 ................     $10.28        0.06             2.57            (0.06)           0.00
March 1, 2002 to February 28, 2003 ................     $12.18        0.07            (1.90)           (0.07)           0.00

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ......     $14.21        0.11 5           0.26            (0.06)           0.00
March 1, 2006 to February 28, 2007 ................     $14.23        0.18 5           1.03            (0.16)          (1.07)
March 1, 2005 to February 28, 2006 ................     $13.43        0.09             0.79            (0.08)           0.00
March 1, 2004 to February 28, 2005 ................     $12.93        0.09             0.44            (0.03)           0.00
March 1, 2003 to February 29, 2004 ................     $10.34        0.06             2.60            (0.07)           0.00
March 1, 2002 to February 28, 2003 ................     $12.26        0.07            (1.92)           (0.07)           0.00

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ......     $14.39        0.19 5           0.30            (0.18)           0.00
March 1, 2006 to February 28, 2007 ................     $14.40        0.33 5           1.04            (0.31)          (1.07)
March 1, 2005 to February 28, 2006 ................     $13.58        0.23             0.82            (0.23)           0.00
March 1, 2004 to February 28, 2005 ................     $13.10        0.22             0.45            (0.19)           0.00
March 1, 2003 to February 29, 2004 ................     $10.47        0.18             2.62            (0.17)           0.00
March 1, 2002 to February 28, 2003 ................     $12.42        0.17            (1.94)           (0.18)           0.00

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......     $14.41        0.21 5           0.30            (0.19)           0.00
March 1, 2006 to February 28, 2007 ................     $14.41        0.36 5           1.05            (0.34)          (1.07)
March 1, 2005 to February 28, 2006 ................     $13.60        0.25             0.81            (0.25)           0.00
June 30, 2004 4 to February 28, 2005 ..............     $12.87        0.09             0.76            (0.12)           0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights        Wells Fargo Advantage Dow Jones Target Date Funds 37


                                                                    Ending       Ratio to Average Net Assets (Annualized) 1
                                                                  Net Asset   ------------------------------------------------
                                                      Return of   Value Per    Net Investment    Gross     Expenses     Net
                                                      Capital       Share      Income (Loss)    Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------
TARGET 2010 (continued)
------------------------------------------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ......      0.00       $12.87         3.38%          1.07%     (0.19)%     0.88%
March 1, 2006 to February 28, 2007 ................      0.00       $12.79         3.09%          1.09%     (0.19)%     0.90%
March 1, 2005 to February 28, 2006 ................      0.00       $13.01         2.02%          1.14%     (0.19)%     0.95%
March 1, 2004 to February 28, 2005 ................      0.00       $12.57         1.82%          0.97%      0.00%      0.97%
March 1, 2003 to February 29, 2004 ................      0.00       $12.32         1.66%          1.00%     (0.04)%     0.96%
March 1, 2002 to February 28, 2003 ................      0.00       $10.33         1.98%          1.05%     (0.05)%     1.00%

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......      0.00       $12.87         3.60%          0.80%     (0.15)%     0.65%
March 1, 2006 to February 28, 2007 ................      0.00       $12.78         3.41%          0.81%     (0.14)%     0.67%
March 1, 2005 to February 28, 2006 ................      0.00       $13.01         2.23%          0.88%     (0.13)%     0.75%
June 30, 2004 4 to February 28, 2005 ..............      0.00       $12.57         2.20%          0.87%     (0.12)%     0.75%

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ......      0.00       $12.85         3.29%          1.40%     (0.46)%     0.94%
January 31, 2007 4 to February 28, 2007 ...........      0.00       $12.78         3.30%          1.36%     (0.48)%     0.88%

TARGET 2015
------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4 to August 31, 2007 (Unaudited) ....      0.00       $10.01         2.79%         13.31%    (12.42)%     0.89%

Institutional Class
June 29, 2007 4 to August 31, 2007 (Unaudited) ....      0.00       $10.01         2.92%         13.67%    (13.01)%     0.66%

Investor Class
June 29, 2007 4 to August 31, 2007 (Unaudited) ....      0.00       $10.01         2.79%         13.09%    (12.14)%     0.95%

TARGET 2020
------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ......      0.00       $14.52         2.25%          1.26%     (0.06%)     1.20%
March 1, 2006 to February 28, 2007 ................      0.00       $14.22         1.98%          1.28%     (0.06)%     1.22%
March 1, 2005 to February 28, 2006 ................      0.00       $14.24         1.39%          1.32%     (0.07)%     1.25%
March 1, 2004 to February 28, 2005 ................      0.00       $13.44         1.31%          1.31%     (0.04)%     1.27%
March 1, 2003 to February 29, 2004 ................      0.00       $12.96         1.16%          1.32%     (0.04)%     1.28%
March 1, 2002 to February 28, 2003 ................      0.00       $10.36         1.16%          1.42%     (0.12)%     1.30%

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ......      0.00       $14.39         1.50%          2.01%     (0.06)%     1.95%
March 1, 2006 to February 28, 2007 ................      0.00       $14.09         1.23%          2.03%     (0.06)%     1.97%
March 1, 2005 to February 28, 2006 ................      0.00       $14.12         0.66%          2.06%     (0.06)%     2.00%
March 1, 2004 to February 28, 2005 ................      0.00       $13.33         0.55%          2.07%     (0.05)%     2.02%
March 1, 2003 to February 29, 2004 ................      0.00       $12.85         0.51%          2.08%     (0.13)%     1.95%
March 1, 2002 to February 28, 2003 ................      0.00       $10.28         0.66%          2.13%     (0.33)%     1.80%

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ......      0.00       $14.52         1.50%          2.01%     (0.06)%     1.95%
March 1, 2006 to February 28, 2007 ................      0.00       $14.21         1.23%          2.03%     (0.06)%     1.97%
March 1, 2005 to February 28, 2006 ................      0.00       $14.23         0.65%          2.07%     (0.07)%     2.00%
March 1, 2004 to February 28, 2005 ................      0.00       $13.43         0.54%          2.07%     (0.05)%     2.02%
March 1, 2003 to February 29, 2004 ................      0.00       $12.93         0.47%          2.07%     (0.11)%     1.96%
March 1, 2002 to February 28, 2003 ................      0.00       $10.34         0.66%          2.20%     (0.40)%     1.80%

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ......      0.00       $14.70         2.53%          1.08%     (0.18)%     0.90%
March 1, 2006 to February 28, 2007 ................      0.00       $14.39         2.28%          1.10%     (0.18)%     0.92%
March 1, 2005 to February 28, 2006 ................      0.00       $14.40         1.69%          1.12%     (0.17)%     0.95%
March 1, 2004 to February 28, 2005 ................      0.00       $13.58         1.61%          0.98%     (0.01)%     0.97%
March 1, 2003 to February 29, 2004 ................      0.00       $13.10         1.48%          0.99%     (0.03)%     0.96%
March 1, 2002 to February 28, 2003 ................      0.00       $10.47         1.46%          1.01%     (0.01)%     1.00%

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......      0.00       $14.73         2.75%          0.81%     (0.14)%     0.67%
March 1, 2006 to February 28, 2007 ................      0.00       $14.41         2.48%          0.83%     (0.14)%     0.69%
March 1, 2005 to February 28, 2006 ................      0.00       $14.41         1.90%          0.87%     (0.12)%     0.75%
June 30, 2004 4 to February 28, 2005 ..............      0.00       $13.60         1.89%          0.88%     (0.13)%     0.75%

                                                                  Portfolio     Net Assets at
                                                       Total      Turnover      End of Period
                                                      Return 2      Rate 3     (000's omitted)
----------------------------------------------------------------------------------------------
TARGET 2010 (continued)
----------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ......     2.32%        36%            $  122,797
March 1, 2006 to February 28, 2007 ................     6.75%       152%            $   99,261
March 1, 2005 to February 28, 2006 ................     5.76%        38%            $   87,473
March 1, 2004 to February 28, 2005 ................     3.81%        81%            $   68,055
March 1, 2003 to February 29, 2004 ................    21.33%        31%            $   63,530
March 1, 2002 to February 28, 2003 ................    (9.60)%       65%            $   42,649

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......     2.51%        36%            $  114,173
March 1, 2006 to February 28, 2007 ................     6.89%       152%            $   80,427
March 1, 2005 to February 28, 2006 ................     5.97%        38%            $   25,023
June 30, 2004 4 to February 28, 2005 ..............     5.20%        81%            $   25,512

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ......     2.27%        36%            $    2,736
January 31, 2007 4 to February 28, 2007 ...........     0.95%       152%            $      166

TARGET 2015
----------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4 to August 31, 2007 (Unaudited) ....     0.10%        32%            $      726

Institutional Class
June 29, 2007 4 to August 31, 2007 (Unaudited) ....     0.10%        32%            $      984

Investor Class
June 29, 2007 4 to August 31, 2007 (Unaudited) ....     0.10%        32%            $      136

TARGET 2020
----------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ......     3.20%        28%            $  145,445
March 1, 2006 to February 28, 2007 ................     9.49%       135%            $  152,049
March 1, 2005 to February 28, 2006 ................     7.44%        30%            $  155,896
March 1, 2004 to February 28, 2005 ................     4.92%        60%            $  151,258
March 1, 2003 to February 29, 2004 ................    26.58%        31%            $  139,981
March 1, 2002 to February 28, 2003 ................   (14.65)%       62%            $  105,206

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ......     2.83%        28%            $   13,715
March 1, 2006 to February 28, 2007 ................     8.67%       135%            $   16,841
March 1, 2005 to February 28, 2006 ................     6.58%        30%            $   18,833
March 1, 2004 to February 28, 2005 ................     4.13%        60%            $   25,378
March 1, 2003 to February 29, 2004 ................    25.71%        31%            $   32,803
March 1, 2002 to February 28, 2003 ................   (15.04)%       62%            $   31,052

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ......     2.89%        28%            $    3,848
March 1, 2006 to February 28, 2007 ................     8.67%       135%            $    4,083
March 1, 2005 to February 28, 2006 ................     6.64%        30%            $    3,887
March 1, 2004 to February 28, 2005 ................     4.09%        60%            $    4,155
March 1, 2003 to February 29, 2004 ................    25.79%        31%            $    8,040
March 1, 2002 to February 28, 2003 ................   (15.12)%       62%            $    5,330

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ......     3.39%        28%            $  226,533
March 1, 2006 to February 28, 2007 ................     9.77%       135%            $  176,133
March 1, 2005 to February 28, 2006 ................     7.83%        30%            $  148,494
March 1, 2004 to February 28, 2005 ................     5.17%        60%            $  131,133
March 1, 2003 to February 29, 2004 ................    26.96%        31%            $  116,214
March 1, 2002 to February 28, 2003 ................   (14.35)%       62%            $   89,948

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......     3.56%        28%            $  246,306
March 1, 2006 to February 28, 2007 ................    10.07%       135%            $  164,260
March 1, 2005 to February 28, 2006 ................     7.96%        30%            $   50,928
June 30, 2004 4 to February 28, 2005 ..............     6.61%        60%            $   51,662

38 Wells Fargo Advantage Dow Jones Target Date Funds        Financial Highlights


                                                         Beginning                    Net Realized    Distributions
                                                         Net Asset        Net        and Unrealized      from Net     Distributions
                                                         Value Per     Investment      Gain (Loss)      Investment      from Net
                                                           Share     Income (Loss)   on Investments       Income      Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2020 (continued)
------------------------------------------------------------------------------------------------------------------------------------
Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .........     $14.40       0.18 5            0.31            (0.18)           0.00
January 31, 2007 4 to February 28, 2007 ..............     $14.30       0.02 5            0.08             0.00            0.00

TARGET 2025
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     $10.00       0.03 5           (0.18)            0.00            0.00

Institutional Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     $10.00       0.04 5           (0.19)            0.00            0.00

Investor Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     $10.00       0.03 5           (0.18)            0.00            0.00

TARGET 2030
------------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .........     $15.16       0.13 5            0.51            (0.11)           0.00
March 1, 2006 to February 28, 2007 ...................     $15.04       0.20 5            1.44            (0.20)          (1.32)
March 1, 2005 to February 28, 2006 ...................     $14.21       0.16 5            1.05            (0.15)          (0.23)
March 1, 2004 to February 28, 2005 ...................     $13.53       0.16              0.67            (0.15)           0.00
March 1, 2003 to February 29, 2004 ...................     $10.48       0.13              3.17            (0.13)          (0.12)
March 1, 2002 to February 28, 2003 ...................     $13.34       0.11             (2.40)           (0.12)          (0.45)

Class B
March 1, 2007 to August 31, 2007 (Unaudited) .........     $14.88       0.07 5            0.50            (0.05)           0.00
March 1, 2006 to February 28, 2007 ...................     $14.79       0.09 5            1.41            (0.09)          (1.32)
March 1, 2005 to February 28, 2006 ...................     $13.97       0.05 5            1.04            (0.04)          (0.23)
March 1, 2004 to February 28, 2005 ...................     $13.31       0.06              0.64            (0.04)           0.00
March 1, 2003 to February 29, 2004 ...................     $10.32       0.06              3.11            (0.06)          (0.12)
March 1, 2002 to February 28, 2003 ...................     $13.13       0.04             (2.35)           (0.05)          (0.45)

Class C
March 1, 2007 to August 31, 2007 (Unaudited) .........     $14.91       0.07 5            0.50            (0.05)           0.00
March 1, 2006 to February 28, 2007 ...................     $14.82       0.09 5            1.41            (0.09)          (1.32)
March 1, 2005 to February 28, 2006 ...................     $14.00       0.05 5            1.05            (0.05)          (0.23)
March 1, 2004 to February 28, 2005 ...................     $13.32       0.05              0.65            (0.02)           0.00
March 1, 2003 to February 29, 2004 ...................     $10.33       0.06              3.12            (0.07)          (0.12)
March 1, 2002 to February 28, 2003 ...................     $13.14       0.05             (2.36)           (0.05)          (0.45)

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) .........     $15.31       0.15 5            0.52            (0.13)           0.00
March 1, 2006 to February 28, 2007 ...................     $15.18       0.25 5            1.45            (0.25)          (1.32)
March 1, 2005 to February 28, 2006 ...................     $14.33       0.20 5            1.08            (0.20)          (0.23)
March 1, 2004 to February 28, 2005 ...................     $13.65       0.21              0.66            (0.19)           0.00
March 1, 2003 to February 29, 2004 ...................     $10.57       0.18              3.19            (0.17)          (0.12)
March 1, 2002 to February 28, 2003 ...................     $13.45       0.14             (2.41)           (0.16)          (0.45)

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) .........     $15.31       0.17 5            0.52            (0.15)           0.00
March 1, 2006 to February 28, 2007 ...................     $15.18       0.26 5            1.47            (0.28)          (1.32)
March 1, 2005 to February 28, 2006 ...................     $14.33       0.23 5            1.07            (0.22)          (0.23)
June 30, 2004 4 to February 28, 2005 .................     $13.42       0.08              0.94            (0.11)           0.00

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .........     $15.31       0.14 5            0.52            (0.13)           0.00
January 31, 2007 4 to February 28, 2007 ..............     $15.29       0.01 5            0.01             0.00            0.00

TARGET 2035
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     $10.00       0.02 5           (0.26)           0.00            0.00

Institutional Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     $10.00       0.02 5           (0.26)           0.00            0.00

Investor Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     $10.00       0.02 5           (0.26)           0.00            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights        Wells Fargo Advantage Dow Jones Target Date Funds 39


                                                                      Ending       Ratio to Average Net Assets (Annualized) 1
                                                                     Net Asset   -----------------------------------------------
                                                         Return of   Value Per   Net Investment    Gross     Expenses      Net
                                                          Capital      Share      Income (Loss)   Expenses    Waived    Expenses
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2020 (continued)
--------------------------------------------------------------------------------------------------------------------------------
Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .........     0.00        $14.71         2.41%         1.41%     (0.45)%     0.96%
January 31, 2007 4 to February 28, 2007 ..............     0.00        $14.40         2.08%         1.39%     (0.50)%     0.89%

TARGET 2025
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     0.00        $ 9.85         1.96%        12.01%    (11.11)%     0.90%

Institutional Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     0.00        $ 9.85         2.06%        12.94%    (12.27)%     0.67%

Investor Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     0.00        $ 9.85         1.86%        12.53%    (11.57)%     0.96%

TARGET 2030
--------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .........     0.00        $15.69         1.61%         1.28%     (0.07)%     1.21%
March 1, 2006 to February 28, 2007 ...................     0.00        $15.16         1.33%         1.31%     (0.08)%     1.23%
March 1, 2005 to February 28, 2006 ...................     0.00        $15.04         1.08%         1.34%     (0.09)%     1.25%
March 1, 2004 to February 28, 2005 ...................     0.00        $14.21         1.17%         1.31%     (0.04)%     1.27%
March 1, 2003 to February 29, 2004 ...................     0.00        $13.53         1.15%         1.33%     (0.05)%     1.28%
March 1, 2002 to February 28, 2003 ...................     0.00        $10.48         0.88%         1.52%     (0.22)%     1.30%

Class B
March 1, 2007 to August 31, 2007 (Unaudited) .........     0.00        $15.40         0.87%         2.03%     (0.07)%     1.96%
March 1, 2006 to February 28, 2007 ...................     0.00        $14.88         0.59%         2.06%     (0.08)%     1.98%
March 1, 2005 to February 28, 2006 ...................     0.00        $14.79         0.35%         2.09%     (0.09)%     2.00%
March 1, 2004 to February 28, 2005 ...................     0.00        $13.97         0.43%         2.06%     (0.04)%     2.02%
March 1, 2003 to February 29, 2004 ...................     0.00        $13.31         0.50%         2.09%     (0.15)%     1.94%
March 1, 2002 to February 28, 2003 ...................     0.00        $10.32         0.38%         2.21%     (0.41)%     1.80%

Class C
March 1, 2007 to August 31, 2007 (Unaudited) .........     0.00        $15.43         0.86%         2.03%     (0.07)%     1.96%
March 1, 2006 to February 28, 2007 ...................     0.00        $14.91         0.59%         2.06%     (0.08)%     1.98%
March 1, 2005 to February 28, 2006 ...................     0.00        $14.82         0.33%         2.10%     (0.10)%     2.00%
March 1, 2004 to February 28, 2005 ...................     0.00        $14.00         0.43%         2.07%     (0.05)%     2.02%
March 1, 2003 to February 29, 2004 ...................     0.00        $13.32         0.45%         2.08%     (0.12)%     1.96%
March 1, 2002 to February 28, 2003 ...................     0.00        $10.33         0.39%         2.44%     (0.64)%     1.80%

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) .........     0.00        $15.85         1.89%         1.10%     (0.19)%     0.91%
March 1, 2006 to February 28, 2007 ...................     0.00        $15.31         1.61%         1.13%     (0.20)%     0.93%
March 1, 2005 to February 28, 2006 ...................     0.00        $15.18         1.37%         1.14%     (0.19)%     0.95%
March 1, 2004 to February 28, 2005 ...................     0.00        $14.33         1.47%         0.98%     (0.02)%     0.96%
March 1, 2003 to February 29, 2004 ...................     0.00        $13.65         1.46%         1.00%     (0.04)%     0.96%
March 1, 2002 to February 28, 2003 ...................     0.00        $10.57         1.17%         1.07%     (0.07)%     1.00%

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) .........     0.00        $15.85         2.09%         0.83%     (0.15)%     0.68%
March 1, 2006 to February 28, 2007 ...................     0.00        $15.31         1.71%         0.86%     (0.16)%     0.70%
March 1, 2005 to February 28, 2006 ...................     0.00        $15.18         1.60%         0.89%     (0.14)%     0.75%
June 30, 2004 4 to February 28, 2005 .................     0.00        $14.33         1.74%         0.87%     (0.12)%     0.75%

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .........     0.00        $15.84         1.71%         1.43%     (0.46)%     0.97%
January 31, 2007 4 to February 28, 2007 ..............     0.00        $15.31         0.95%         1.40%     (0.53)%     0.87%

TARGET 2035
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     0.00        $ 9.76         1.15%        15.80%    (14.88)%     0.92%

Institutional Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     0.00        $ 9.76         1.46%        15.39%    (14.70)%     0.69%

Investor Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......     0.00        $ 9.76         1.31%        16.21%    (15.23)%     0.98%

                                                                    Portfolio   Net Assets at
                                                          Total      Turnover   End of Period
                                                         Return 2     Rate 3   (000's omitted)
----------------------------------------------------------------------------------------------
TARGET 2020 (continued)
----------------------------------------------------------------------------------------------
Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .........       3.41%      28%        $  5,864
January 31, 2007 4 to February 28, 2007 ..............       0.70%     135%        $    296

TARGET 2025
----------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......      (1.50)%     24%        $    693

Institutional Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......      (1.50)%     24%        $    974

Investor Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......      (1.50)%     24%        $    381

TARGET 2030
----------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .........       4.27%      21%        $110,353
March 1, 2006 to February 28, 2007 ...................      11.20%     109%        $110,904
March 1, 2005 to February 28, 2006 ...................       8.63%      24%        $110,900
March 1, 2004 to February 28, 2005 ...................       6.17%      48%        $109,923
March 1, 2003 to February 29, 2004 ...................      31.73%      27%        $106,449
March 1, 2002 to February 28, 2003 ...................     (17.40)%     68%        $ 75,953

Class B
March 1, 2007 to August 31, 2007 (Unaudited) .........       3.82%      21%        $  9,111
March 1, 2006 to February 28, 2007 ...................      10.35%     109%        $ 10,955
March 1, 2005 to February 28, 2006 ...................       7.86%      24%        $ 12,518
March 1, 2004 to February 28, 2005 ...................       5.28%      48%        $ 16,372
March 1, 2003 to February 29, 2004 ...................      30.82%      27%        $ 21,131
March 1, 2002 to February 28, 2003 ...................     (17.76)%     68%        $ 20,319

Class C
March 1, 2007 to August 31, 2007 (Unaudited) .........       3.84%      21%        $  2,602
March 1, 2006 to February 28, 2007 ...................      10.34%     109%        $  2,592
March 1, 2005 to February 28, 2006 ...................       7.89%      24%        $  3,159
March 1, 2004 to February 28, 2005 ...................       5.26%      48%        $  2,991
March 1, 2003 to February 29, 2004 ...................      30.88%      27%        $  5,559
March 1, 2002 to February 28, 2003 ...................     (17.78)%     68%        $  2,791

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) .........       4.38%      21%        $149,084
March 1, 2006 to February 28, 2007 ...................      11.50%     109%        $110,742
March 1, 2005 to February 28, 2006 ...................       9.03%      24%        $ 81,874
March 1, 2004 to February 28, 2005 ...................       6.42%      48%        $ 65,968
March 1, 2003 to February 29, 2004 ...................      32.13%      27%        $ 56,586
March 1, 2002 to February 28, 2003 ...................     (17.10)%     68%        $ 35,203

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) .........       4.56%      21%        $178,946
March 1, 2006 to February 28, 2007 ...................      11.73%     109%        $ 94,881
March 1, 2005 to February 28, 2006 ...................       9.24%      24%        $ 26,726
June 30, 2004 4 to February 28, 2005 .................       7.64%      48%        $ 28,149

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .........       4.34%      21%        $  6,101
January 31, 2007 4 to February 28, 2007 ..............       0.13%     109%        $    455

TARGET 2035
----------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......      (2.40)%     19%        $    453

Institutional Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......      (2.40)%     19%        $    972

Investor Class
June 29, 2007 4 to August 31, 2007 (Unaudited) .......      (2.40)%     19%        $    112

40 Wells Fargo Advantage Dow Jones Target Date Funds        Financial Highlights


                                                        Beginning                     Net Realized    Distributions
                                                        Net Asset        Net         and Unrealized     from Net      Distributions
                                                        Value Per     Investment       Gain (Loss)      Investment      from Net
                                                          Share     Income (Loss)    on Investments      Income       Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2040
------------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ........    $17.42        0.12 5              0.70         (0.10)             0.00
March 1, 2006 to February 28, 2007 ..................    $16.69        0.17 5              1.85         (0.18)            (1.11)
March 1, 2005 to February 28, 2006 ..................    $15.27        0.14 5              1.42         (0.14)             0.00
March 1, 2004 to February 28, 2005 ..................    $14.40        0.14 5              0.86         (0.13)             0.00
March 1, 2003 to February 29, 2004 ..................    $10.65        0.12 5              3.75         (0.12)             0.00
March 1, 2002 to February 28, 2003 ..................    $13.55        0.08 5             (2.81)        (0.08)            (0.09)

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ........    $16.75        0.05 5              0.67         (0.03)             0.00
March 1, 2006 to February 28, 2007 ..................    $16.10        0.04 5              1.78         (0.06)            (1.11)
March 1, 2005 to February 28, 2006 ..................    $14.72        0.03 5              1.36         (0.01)             0.00
March 1, 2004 to February 28, 2005 ..................    $13.86        0.04 5              0.82          0.00              0.00
March 1, 2003 to February 29, 2004 ..................    $10.28        0.04 5              3.61         (0.07)             0.00
March 1, 2002 to February 28, 2003 ..................    $13.08        0.02 5             (2.70)        (0.03)            (0.09)

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ........    $16.73        0.05 5              0.66         (0.04)             0.00
March 1, 2006 to February 28, 2007 ..................    $16.08        0.04 5              1.78         (0.06)            (1.11)
March 1, 2005 to February 28, 2006 ..................    $14.71        0.03 5              1.36         (0.02)             0.00
March 1, 2004 to February 28, 2005 ..................    $13.86        0.04 5              0.81          0.00              0.00
March 1, 2003 to February 29, 2004 ..................    $10.28        0.03 5              3.62         (0.07)             0.00
March 1, 2002 to February 28, 2003 ..................    $13.09        0.02 5             (2.71)        (0.03)            (0.09)

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ........    $17.67        0.15 5              0.71         (0.13)             0.00
March 1, 2006 to February 28, 2007 ..................    $16.91        0.22 5              1.88         (0.23)            (1.11)
March 1, 2005 to February 28, 2006 ..................    $15.48        0.19 5              1.43         (0.19)             0.00
March 1, 2004 to February 28, 2005 ..................    $14.59        0.19 5              0.88         (0.18)             0.00
March 1, 2003 to February 29, 2004 ..................    $10.77        0.16 5              3.81         (0.15)             0.00
March 1, 2002 to February 28, 2003 ..................    $13.71        0.12 5             (2.85)        (0.12)            (0.09)

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ........    $17.67        0.17 5             (0.28)        (0.15)             0.00
March 1, 2006 to February 28, 2007 ..................    $16.91        0.24 5              1.89         (0.26)            (1.11)
March 1, 2005 to February 28, 2006 ..................    $15.47        0.23 5              1.43         (0.22)             0.00
June 30, 2004 4  to February 28, 2005 ...............    $14.47        0.15 5              1.06         (0.21)             0.00

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ........    $17.67        0.13 5              0.73         (0.13)             0.00
January 31, 2007 4  to February 28, 2007 ............    $17.69        0.01 5             (0.03)         0.00              0.00

TARGET 2045
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    $10.00        0.03 5             (0.27)         0.00              0.00

Institutional Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    $10.00        0.02 5             (0.26)         0.00              0.00

Investor Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    $10.00        0.05 5             (0.30)         0.00              0.00

TARGET 2050
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    $10.00        0.02 5             (0.25)         0.00              0.00

Institutional Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    $10.00        0.02 5             (0.25)         0.00              0.00

Investor Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    $10.00        0.02 5             (0.25)         0.00              0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights        Wells Fargo Advantage Dow Jones Target Date Funds 41



                                                                     Ending        Ratio to Average Net Assets (Annualized) 1
                                                                    Net Asset   ------------------------------------------------
                                                        Return of   Value Per   Net Investment    Gross     Expenses     Net
                                                         Capital      Share      Income (Loss)   Expenses    Waived    Expenses
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2040
--------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ........    0.00         $18.14        1.31%          1.28%    (0.06)%      1.22%
March 1, 2006 to February 28, 2007 ..................    0.00         $17.42        0.99%          1.30%    (0.07)%      1.23%
March 1, 2005 to February 28, 2006 ..................    0.00         $16.69        0.92%          1.27%    (0.02)%      1.25%
March 1, 2004 to February 28, 2005 ..................    0.00         $15.27        1.01%          1.28%    (0.01)%      1.27%
March 1, 2003 to February 29, 2004 ..................    0.00         $14.40        0.95%          1.33%    (0.06)%      1.27%
March 1, 2002 to February 28, 2003 ..................    0.00         $10.65        0.65%          1.49%    (0.19)%      1.30%

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ........    0.00         $17.44        0.58%          2.03%    (0.06)%      1.97%
March 1, 2006 to February 28, 2007 ..................    0.00         $16.75        0.26%          2.05%    (0.07)%      1.98%
March 1, 2005 to February 28, 2006 ..................    0.00         $16.10        0.19%          2.02%    (0.02)%      2.00%
March 1, 2004 to February 28, 2005 ..................    0.00         $14.72        0.26%          2.03%    (0.01)%      2.02%
March 1, 2003 to February 29, 2004 ..................    0.00         $13.86        0.31%          2.09%    (0.15)%      1.94%
March 1, 2002 to February 28, 2003 ..................    0.00         $10.28        0.15%          2.23%    (0.43)%      1.80%

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ........    0.00         $17.40        0.56%          2.03%    (0.06)%      1.97%
March 1, 2006 to February 28, 2007 ..................    0.00         $16.73        0.24%          2.05%    (0.07)%      1.98%
March 1, 2005 to February 28, 2006 ..................    0.00         $16.08        0.17%          2.02%    (0.02)%      2.00%
March 1, 2004 to February 28, 2005 ..................    0.00         $14.71        0.26%          2.03%    (0.01)%      2.02%
March 1, 2003 to February 29, 2004 ..................    0.00         $13.86        0.28%          2.08%    (0.14)%      1.94%
March 1, 2002 to February 28, 2003 ..................    0.00         $10.28        0.15%          2.31%    (0.51)%      1.80%

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ........    0.00         $18.40        1.59%          1.10%    (0.18)%      0.92%
March 1, 2006 to February 28, 2007 ..................    0.00         $17.67        1.26%          1.12%    (0.19)%      0.93%
March 1, 2005 to February 28, 2006 ..................    0.00         $16.91        1.22%          1.08%    (0.13)%      0.95%
March 1, 2004 to February 28, 2005 ..................    0.00         $15.48        1.31%          0.95%     0.00%       0.95%
March 1, 2003 to February 29, 2004 ..................    0.00         $14.59        1.29%          1.01%    (0.05)%      0.96%
March 1, 2002 to February 28, 2003 ..................    0.00         $10.77        0.96%          1.03%    (0.03)%      1.00%

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ........    0.00         $17.41        1.79%          0.83%    (0.14)%      0.69%
March 1, 2006 to February 28, 2007 ..................    0.00         $17.67        1.39%          0.85%    (0.14)%      0.71%
March 1, 2005 to February 28, 2006 ..................    0.00         $16.91        1.42%          0.83%    (0.08)%      0.75%
June 30, 2004 4  to February 28, 2005 ...............    0.00         $15.47        1.55%          0.85%    (0.10)%      0.75%

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ........    0.00         $18.40        1.35%          1.43%    (0.45)%      0.98%
January 31, 2007 4  to February 28, 2007 ............    0.00         $17.67        0.51%          1.39%    (0.51)%      0.88%

TARGET 2045
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    0.00          $9.76        1.10%         16.62%   (15.70)%      0.92%

Institutional Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    0.00          $9.76        1.35%         16.32%   (15.63)%      0.69%

Investor Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    0.00          $9.75        1.10%         17.02%   (16.04)%      0.98%

TARGET 2050
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    0.00          $9.77        1.31%         10.34%    (9.42)%      0.92%

Institutional Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    0.00          $9.77        1.33%         12.93%   (12.24)%      0.69%

Investor Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    0.00          $9.77        1.08%         12.69%   (11.71)%      0.98%

                                                                   Portfolio    Net Assets at
                                                         Total      Turnover    End of Period
                                                        Return 2     Rate 3    (000's omitted)
----------------------------------------------------------------------------------------------
TARGET 2040
----------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ........     4.70%        18%        $164,991
March 1, 2006 to February 28, 2007 ..................    12.31%       100%        $166,671
March 1, 2005 to February 28, 2006 ..................    10.28%        11%        $163,232
March 1, 2004 to February 28, 2005 ..................     6.98%        29%        $165,145
March 1, 2003 to February 29, 2004 ..................    36.52%        18%        $156,806
March 1, 2002 to February 28, 2003 ..................   (20.24)%       54%        $111,546

Class B
March 1, 2007 to August 31, 2007 (Unaudited) ........     4.31%        18%        $ 13,258
March 1, 2006 to February 28, 2007 ..................    11.42%       100%        $ 16,692
March 1, 2005 to February 28, 2006 ..................     9.47%        11%        $ 19,547
March 1, 2004 to February 28, 2005 ..................     6.20%        29%        $ 27,229
March 1, 2003 to February 29, 2004 ..................    35.58%        18%        $ 42,603
March 1, 2002 to February 28, 2003 ..................   (20.60)%       54%        $ 43,980

Class C
March 1, 2007 to August 31, 2007 (Unaudited) ........     4.30%        18%        $  3,396
March 1, 2006 to February 28, 2007 ..................    11.46%       100%        $  3,437
March 1, 2005 to February 28, 2006 ..................     9.49%        11%        $  3,376
March 1, 2004 to February 28, 2005 ..................     6.13%        29%        $  3,681
March 1, 2003 to February 29, 2004 ..................    35.62%        18%        $  5,146
March 1, 2002 to February 28, 2003 ..................   (20.66)%       54%        $  3,767

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     4.85%        18%        $119,895
March 1, 2006 to February 28, 2007 ..................    12.67%       100%        $ 90,981
March 1, 2005 to February 28, 2006 ..................    10.55%        11%        $ 52,239
March 1, 2004 to February 28, 2005 ..................     7.35%        29%        $ 42,700
March 1, 2003 to February 29, 2004 ..................    37.06%        18%        $ 33,396
March 1, 2002 to February 28, 2003 ..................   (20.02)%       54%        $ 29,829

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     5.01%        18%        $ 84,133
March 1, 2006 to February 28, 2007 ..................    12.90%       100%        $ 44,459
March 1, 2005 to February 28, 2006 ..................    10.83%        11%        $ 15,322
June 30, 2004 4  to February 28, 2005 ...............     8.37%        29%        $ 14,712

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     4.87%        18%        $  3,273
January 31, 2007 4  to February 28, 2007 ............    (0.11)%      100%        $    305

TARGET 2045
----------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    (2.40)%       18%        $    166

Institutional Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    (2.40)%       18%        $    969

Investor Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    (2.50)%       18%        $     42

TARGET 2050
----------------------------------------------------------------------------------------------
Administrator Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    (2.30)%       18%        $    922

Institutional Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    (2.30)%       18%        $  1,199

Investor Class
June 29, 2007 4  to August 31, 2007 (Unaudited) .....    (2.30)%       18%        $     36

42 Wells Fargo Advantage Dow Jones Target Date Funds

                                                   Notes to Financial Highlights


--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3 Portfolio turnover rates presented for periods of less than one year are not annualized.

4     Commencement of operations.

5     Calculated based upon average shares outstanding.

Notes to Financial Statements

                            Wells Fargo Advantage Dow Jones Target Date Funds 43


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Target Today Fund, Target 2010 Fund, Target 20151 Fund, Target 2020 Fund, Target 20251 Fund, Target 2030 Fund, Target 20351 Fund, Target 2040 Fund, Target 20451 Fund and Target 20501 Fund (together, the "Target Date Funds").

At their March 31, 2006 meeting, the Trustees unanimously approved a recommendation to change the investment strategies of the Outlook Funds to replicate, before fees and expenses, the return of the Dow Jones Target Date Indexes for many reasons, including providing shareholders with greater diversification and reduced net operating expense ratios. In addition, the Trustees approved converting the structure of each Outlook Fund from a stand-alone fund that invests directly in a portfolio of individual securities to a master-gateway structure in which each Outlook Fund invests substantially all of its assets in master portfolios or other registered investment companies to allow the Outlook Funds to more closely track the Dow Jones Target Date Indexes. In connection with the approval of the new investment strategies, the Trustees approved changing the names of the Funds from Outlook Today, Outlook 2010, Outlook 2020, Outlook 2030, and Outlook 2040 to Target Today, Target 2010, Target 2020, Target 2030, and Target 2040, respectively.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

The Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund and Target 2050 Fund each seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio," collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund and Target 2050 Fund as of August 31, 2007 are as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                     Target   Target   Target   Target   Target   Target   Target   Target   Target   Target
                                      Today    2010    2015 2    2020    2025 2    2030    2035 2   2040     2045 2   2050 2
-----------------------------------------------------------------------------------------------------------------------------
Diversified Stock Portfolio              1%       7%       0%      31%       0%      31%      0%      30%       0%        0%
-----------------------------------------------------------------------------------------------------------------------------
Diversified Fixed Income Portfolio       7%      36%       0%      41%       0%      12%      0%       4%       0%        0%
-----------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                  37%      11%       0%      22%       0%      16%      0%      14%       0%        0%
-----------------------------------------------------------------------------------------------------------------------------

1     Commenced operation on June 29, 2007.

2     Percentage calculated is less than 0.5%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

44 Wells Fargo Advantage Dow Jones Target Date Funds

                                                   Notes to Financial Statements


The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Effective on June 26, 2006 the Funds record their proportionate share of the applicable Master Portfolio's income, expenses, and realized and unrealized gains and losses daily.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For U.S. federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of Fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for U.S. federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their U.S. federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2007.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the

Notes to Financial Statements

                            Wells Fargo Advantage Dow Jones Target Date Funds 45


determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management also acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services. GIA acts as subadviser to the Funds. For providing subadvisory services, GIA is entitled to receive from each Fund a subadvisory fee of 0.06% based on each Fund's average daily net assets. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

-------------------------------------------------------------------------------
                                            Average Daily        % of Average
                                             Net Assets        Daily Net Assets
-------------------------------------------------------------------------------
Fund Level                                First $5 billion             0.05
                                           Next $5 billion             0.04
                                          Over $10 billion             0.03
-------------------------------------------------------------------------------
Class A                                   All asset levels             0.28
-------------------------------------------------------------------------------
Class B                                   All asset levels             0.28
-------------------------------------------------------------------------------
Class C                                   All asset levels             0.28
-------------------------------------------------------------------------------
Administrator Class                       All asset levels             0.10
-------------------------------------------------------------------------------
Institutional Class                       All asset levels             0.08
-------------------------------------------------------------------------------
Investor Class                            All asset levels             0.45
-------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

-------------------------------------------------------------------------------
                                                                 % of Average
SHARE CLASS                                                    Daily Net Assets
-------------------------------------------------------------------------------
Class A                                                                0.25
-------------------------------------------------------------------------------
Class B                                                                0.25
-------------------------------------------------------------------------------
Class C                                                                0.25
-------------------------------------------------------------------------------
Administrator Class                                                    0.25
-------------------------------------------------------------------------------
Investor Class                                                         0.25
-------------------------------------------------------------------------------

For the six-month period ended August 31, 2007, shareholder servicing fees paid were as follows:

---------------------------------------------------------------------------------------
FUND                 Class A   Class B   Class C   Administrator Class   Investor Class
---------------------------------------------------------------------------------------
TARGET TODAY        $ 43,940   $13,109   $10,271         $ 25,353            $  440
---------------------------------------------------------------------------------------
TARGET 2010           86,832    16,965     5,171          144,052             1,249
---------------------------------------------------------------------------------------
TARGET 2015               NA        NA        NA              138                17
---------------------------------------------------------------------------------------
TARGET 2020          193,945    19,395     5,159          263,103             3,451
---------------------------------------------------------------------------------------

46 Wells Fargo Advantage Dow Jones Target Date Funds

                                                   Notes to Financial Statements



---------------------------------------------------------------------------------------
FUND                 Class A   Class B   Class C   Administrator Class   Investor Class
---------------------------------------------------------------------------------------
TARGET 2025               NA        NA        NA             129                 81
---------------------------------------------------------------------------------------
TARGET 2030          145,435    12,621     3,411         171,560              3,644
---------------------------------------------------------------------------------------
TARGET 2035               NA        NA        NA              63                 24
---------------------------------------------------------------------------------------
TARGET 2040          217,733    19,231     4,409         140,886              1,972
---------------------------------------------------------------------------------------
TARGET 2045               NA        NA        NA              42                 12
---------------------------------------------------------------------------------------
TARGET 2050               NA        NA        NA             151                 11
---------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the six-month period ended August 31, 2007, distribution fees incurred are disclosed in the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended August 31, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended August 31, 2007, were as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                               Net Operating Expense Ratios
                                 ----------------------------------------------------------------------------------------
FUND                             Class A   Class B   Class C   Administrator Class   Institutional Class   Investor Class
-------------------------------------------------------------------------------------------------------------------------
TARGET TODAY                      1.15%     1.90%     1.90%          0.85%                  0.62%               0.91%
-------------------------------------------------------------------------------------------------------------------------
TARGET 2010                       1.18%     1.93%     1.93%          0.88%                  0.65%               0.94%
-------------------------------------------------------------------------------------------------------------------------
TARGET 2015 1                      NA        NA        NA            0.89%                  0.66%               0.95%
-------------------------------------------------------------------------------------------------------------------------
TARGET 2020                       1.20%     1.95%     1.95%          0.90%                  0.67%               0.96%
-------------------------------------------------------------------------------------------------------------------------
TARGET 2025 1                      NA        NA        NA            0.90%                  0.67%               0.96%
-------------------------------------------------------------------------------------------------------------------------
TARGET 2030                       1.21%     1.96%     1.96%          0.91%                  0.68%               0.97%
-------------------------------------------------------------------------------------------------------------------------
TARGET 2035 1                      NA        NA        NA            0.92%                  0.69%               0.98%
-------------------------------------------------------------------------------------------------------------------------
TARGET 2040                       1.22%     1.97%     1.97%          0.92%                  0.69%               0.98%
-------------------------------------------------------------------------------------------------------------------------
TARGET 2045 1                      NA        NA        NA            0.92%                  0.69%               0.98%
-------------------------------------------------------------------------------------------------------------------------
TARGET 2050 1                      NA        NA        NA            0.92%                  0.69%               0.98%
-------------------------------------------------------------------------------------------------------------------------

1 Target 2015, Target 2025, Target 2035, Target 2045 and Target 2050 commenced operation on June 29, 2007.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended August 31, 2007, were as follows:

Notes to Financial Statements

                            Wells Fargo Advantage Dow Jones Target Date Funds 47


-------------------------------------------------------------------------------
FUND                                       Purchases at Cost     Sales Proceeds
-------------------------------------------------------------------------------
TARGET TODAY                                  $ 33,002,340        $ 20,670,507
-------------------------------------------------------------------------------
TARGET 2010                                    169,653,178         105,516,305
-------------------------------------------------------------------------------
TARGET 2015                                        881,901             517,905
-------------------------------------------------------------------------------
TARGET 2020                                    291,625,618         161,367,996
-------------------------------------------------------------------------------
TARGET 2025                                        854,730             443,027
-------------------------------------------------------------------------------
TARGET 2030                                    182,103,021          88,360,961
-------------------------------------------------------------------------------
TARGET 2035                                        531,969             244,393
-------------------------------------------------------------------------------
TARGET 2040                                    145,153,275          64,773,003
-------------------------------------------------------------------------------
TARGET 2045                                        424,324             188,965
-------------------------------------------------------------------------------
TARGET 2050                                        789,651             351,658
-------------------------------------------------------------------------------

Effective June 26, 2006, each fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six-month period ended August 31, 2007, there were no borrowings by the Target Date Funds under the agreement.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income
Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of August 31, 2007.

As of August 31, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six-month period ended August 31, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

48 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES: 20.82%

AGRICULTURAL SERVICES: 0.02%
$    150,000  BUNGE LIMITED FINANCE CORPORATION                                         5.10%        07/15/2015    $       137,067
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.10%
     250,000  JCPENNEY COMPANY INCORPORATED                                             7.95         04/01/2017            279,483
     150,000  JCPENNEY CORPORATION INCORPORATED                                         6.38         10/15/2036            139,453
      65,000  KOHL'S CORPORATION                                                        6.00         01/15/2033             60,981
      65,000  LIMITED BRANDS                                                            5.25         11/01/2014             61,265
     125,000  MAY DEPARTMENT STORES COMPANY                                             4.80         07/15/2009            123,254

                                                                                                                           664,436
                                                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
     250,000  JOHNSON CONTROLS INCORPORATED                                             5.50         01/15/2016            247,019
                                                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
     100,000  RYDER SYSTEM INCORPORATED SERIES MTN                                      5.85         03/01/2014            100,695
                                                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.15%
     125,000  CENTEX CORPORATION                                                        4.55         11/01/2010            115,669
      65,000  CENTEX CORPORATION                                                        5.25         06/15/2015             55,307
      65,000  DR HORTON INCORPORATED                                                    5.25         02/15/2015             53,697
     100,000  DR HORTON INCORPORATED                                                    5.38         06/15/2012             89,517
     100,000  LENNAR CORPORATION                                                        5.13         10/01/2010             94,375
      65,000  LENNAR CORPORATION SERIES B                                               5.60         05/31/2015             57,171
      65,000  MDC HOLDINGS INCORPORATED                                                 5.38         07/01/2015             58,269
     125,000  PULTE HOMES INCORPORATED                                                  5.25         01/15/2014            105,657
      65,000  PULTE HOMES INCORPORATED                                                  6.00         02/15/2035             48,926
     250,000  PULTE HOMES INCORPORATED                                                  7.88         08/01/2011            248,897
      65,000  TOLL BROTHERS FINANCE CORPORATION                                         5.15         05/15/2015             55,092

                                                                                                                           982,577
                                                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.26%
     150,000  BROWN-FORMAN CORPORATION                                                  5.20         04/01/2012            150,236
     180,000  CRH AMERICA INCORPORATED                                                  5.30         10/15/2013            173,534
     100,000  CRH AMERICA INCORPORATED                                                  5.63         09/30/2011            100,301
      50,000  CRH AMERICA INCORPORATED                                                  6.00         09/30/2016             49,894
     180,000  HOME DEPOT INCORPORATED                                                   4.63         08/15/2010            174,982
     100,000  HOME DEPOT INCORPORATED                                                   5.20         03/01/2011             98,780
      50,000  HOME DEPOT INCORPORATED                                                   5.25         12/16/2013             48,276
     180,000  HOME DEPOT INCORPORATED                                                   5.40         03/01/2016            169,700
     250,000  HOME DEPOT INCORPORATED<<                                                 5.88         12/16/2036            215,425
     400,000  LOWE'S COMPANIES INCORPORATED                                             5.00         10/15/2015            381,279
      75,000  LOWE'S COMPANIES INCORPORATED                                             6.50         03/15/2029             74,437

                                                                                                                         1,636,844
                                                                                                                   ---------------
BUSINESS SERVICES: 0.33%
     180,000  ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                              6.50         08/01/2013            179,919
   1,725,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          6.00         06/15/2012          1,775,929
     130,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.65         06/01/2014            129,319

                                                                                                                         2,085,167
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 0.88%
     150,000  ABBOTT LABORATORIES                                                       5.60         05/15/2011            152,389
     150,000  ABBOTT LABORATORIES<<                                                     5.88         05/15/2016            152,588
     100,000  AMGEN INCORPORATED++                                                      6.38         06/01/2037             96,193

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 49


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$    250,000  BRISTOL-MYERS SQUIBB COMPANY                                              5.88%        11/15/2036    $       235,549
     300,000  CLOROX COMPANY                                                            5.00         01/15/2015            287,846
     100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                                      5.20         11/07/2016             98,419
     100,000  DOW CHEMICAL COMPANY                                                      6.00         10/01/2012            102,792
     100,000  DOW CHEMICAL COMPANY                                                      7.38         11/01/2029            109,811
     200,000  EASTMAN CHEMICAL COMPANY                                                  7.60         02/01/2027            217,535
      65,000  EI DU PONT DE NEMOURS & COMPANY                                           4.88         04/30/2014             62,958
      50,000  EI DU PONT DE NEMOURS & COMPANY                                           5.25         12/15/2016             48,357
      25,000  EI DU PONT DE NEMOURS & COMPANY                                           5.60         12/15/2036             22,889
     180,000  EI DU PONT DE NEMOURS & COMPANY                                           6.88         10/15/2009            186,835
     400,000  ELI LILLY & COMPANY                                                       5.50         03/15/2027            377,437
     125,000  GENENTECH INCORPORATED                                                    4.40         07/15/2010            122,969
     250,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                      4.38         04/15/2014            236,038
      75,000  ICI WILMINGTON INCORPORATED                                               4.38         12/01/2008             73,919
      65,000  LUBRIZOL CORPORATION                                                      5.50         10/01/2014             63,206
      65,000  MERCK & COMPANY INCORPORATED                                              5.95         12/01/2028             64,375
     100,000  MONSANTO COMPANY                                                          5.50         08/15/2025             91,671
     300,000  PFIZER INCORPORATED                                                       4.50         02/15/2014            287,876
      75,000  PRAXAIR INCORPORATED                                                      5.38         11/01/2016             73,379
     150,000  PRAXAIR INCORPORATED                                                      6.38         04/01/2012            157,753
     500,000  PROCTER & GAMBLE COMPANY                                                  4.85         12/15/2015            485,928
     100,000  PROCTER & GAMBLE COMPANY                                                  5.80         08/15/2034             98,655
     150,000  PROCTER & GAMBLE COMPANY                                                  6.88         09/15/2009            155,374
      75,000  ROHM & HAAS COMPANY                                                       7.85         07/15/2029             84,070
     120,000  SCHERING-PLOUGH CORPORATION                                               6.75         12/01/2033            130,979
     200,000  TEVA PHARMACEUTICAL FINANCE LLC<<                                         6.15         02/01/2036            188,285
     500,000  WYETH                                                                     5.45         04/01/2017            496,303
     180,000  WYETH                                                                     5.50         02/15/2016            179,034
     125,000  WYETH                                                                     6.00         02/15/2036            119,269
     300,000  WYETH                                                                     6.95         03/15/2011            317,445

                                                                                                                         5,578,126
                                                                                                                   ---------------
COMMUNICATIONS: 2.56%
      65,000  AMERICA MOVIL SA DE CV                                                    6.38         03/01/2035             63,163
     300,000  AT&T INCORPORATED                                                         4.13         09/15/2009            293,474
     325,000  AT&T INCORPORATED                                                         5.10         09/15/2014            313,053
     300,000  AT&T INCORPORATED                                                         6.25         03/15/2011            307,704
      70,000  AT&T INCORPORATED                                                         6.50         09/01/2037             70,100
     550,000  AT&T INCORPORATED                                                         8.00         11/15/2031            654,473
     360,000  AT&T WIRELESS                                                             7.88         03/01/2011            387,741
   1,000,000  AT&T WIRELESS                                                             8.13         05/01/2012          1,105,975
     225,000  AT&T WIRELESS                                                             8.75         03/01/2031            280,478
     250,000  BELLSOUTH CAPITAL FUNDING CORPORATION                                     7.88         02/15/2030            284,821
     325,000  BELLSOUTH CORPORATION                                                     4.20         09/15/2009            318,392
     325,000  BELLSOUTH CORPORATION                                                     5.20         09/15/2014            314,910
     180,000  BELLSOUTH CORPORATION                                                     6.00         11/15/2034            169,898
     180,000  BELLSOUTH CORPORATION                                                     6.55         06/15/2034            181,592
     180,000  BRITISH TELEPHONE PLC                                                     8.63         12/15/2010            197,426
     180,000  CBS CORPORATION                                                           4.63         05/15/2018            156,195
     100,000  CENTURYTEL INCORPORATED                                                   5.00         02/15/2015             93,137
     240,000  CENTURYTEL INCORPORATED                                                   6.00         04/01/2017            236,680
     350,000  COMCAST CABLE HOLDINGS LLC                                                7.13         02/15/2028            357,380
     100,000  COMCAST CORPORATION                                                       4.95         06/15/2016             92,567
     300,000  COMCAST CORPORATION                                                       5.30         01/15/2014            290,810
     200,000  COMCAST CORPORATION                                                       5.45         11/15/2010            201,741
      75,000  COMCAST CORPORATION                                                       5.88         02/15/2018             73,239

50 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$    225,000  COMCAST CORPORATION                                                       5.90%        03/15/2016    $       222,729
     150,000  COMCAST CORPORATION                                                       6.45         03/15/2037            144,844
     200,000  COMCAST CORPORATION                                                       6.50         11/15/2035            194,714
     180,000  COX COMMUNICATIONS INCORPORATED                                           4.63         01/15/2010            177,143
     180,000  COX COMMUNICATIONS INCORPORATED                                           5.45         12/15/2014            175,076
     300,000  COX COMMUNICATIONS INCORPORATED                                           7.13         10/01/2012            318,271
     100,000  EMBARQ CORPORATION                                                        6.74         06/01/2013            104,046
     350,000  EMBARQ CORPORATION                                                        7.08         06/01/2016            360,946
     300,000  IAC/INTERACTIVECORP                                                       7.00         01/15/2013            311,580
     120,000  MOTOROLA INCORPORATED                                                     7.63         11/15/2010            127,505
     750,000  NEXTEL COMMUNICATIONS INCORPORATED SERIES E                               6.88         10/31/2013            750,229
     300,000  QWEST CORPORATION                                                         6.88         09/15/2033            274,500
     500,000  QWEST CORPORATION                                                         7.50         06/15/2023            491,250
      65,000  REED ELSEVIER CAPITAL INCORPORATED                                        4.63         06/15/2012             63,893
     275,000  SPRINT CAPITAL CORPORATION                                                6.13         11/15/2008            276,392
     180,000  SPRINT CAPITAL CORPORATION                                                6.90         05/01/2019            182,960
     300,000  SPRINT CAPITAL CORPORATION                                                8.38         03/15/2012            331,493
     225,000  SPRINT CAPITAL CORPORATION                                                8.75         03/15/2032            259,726
     415,000  TELECOM ITALIA CAPITAL SA                                                 5.25         11/15/2013            399,828
     150,000  TIME WARNER CABLE INCORPORATED++                                          5.85         05/01/2017            146,608
     250,000  TIME WARNER CABLE INCORPORATED<<,++                                       6.55         05/01/2037            243,006
     100,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      7.25         09/01/2008            100,717
     150,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      8.38         07/15/2033            174,089
      50,000  TIME WARNER INCORPORATED                                                  6.50         11/15/2036             47,985
     360,000  TIME WARNER INCORPORATED                                                  6.88         05/01/2012            377,353
     325,000  TIME WARNER INCORPORATED                                                  7.63         04/15/2031            352,269
     300,000  TIME WARNER INCORPORATED<<                                                7.70         05/01/2032            328,247
     300,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                                5.88         01/17/2012            304,765
     250,000  VERIZON COMMUNICATIONS INCORPORATED                                       6.25         04/01/2037            246,046
     325,000  VERIZON GLOBAL FUNDING CORPORATION                                        4.90         09/15/2015            308,386
     100,000  VERIZON GLOBAL FUNDING CORPORATION                                        5.85         09/15/2035             93,502
     500,000  VERIZON GLOBAL FUNDING CORPORATION                                        7.25         12/01/2010            527,708
     350,000  VERIZON GLOBAL FUNDING CORPORATION                                        7.75         12/01/2030            396,579
     200,000  VIACOM INCORPORATED                                                       5.50         05/15/2033            167,968
     180,000  VIACOM INCORPORATED                                                       5.75         04/30/2011            181,225
     180,000  VIACOM INCORPORATED                                                       6.25         04/30/2016            180,303
     180,000  VIACOM INCORPORATED                                                       6.88         04/30/2036            175,282
     300,000  VODAFONE GROUP PLC                                                        7.75         02/15/2010            316,065

                                                                                                                        16,280,177
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 3.42%
$    150,000  ABBEY NATIONAL CAPITAL TRUST I+/-                                         8.96%        12/31/2049    $       186,516
     180,000  BAC CAPITAL TRUST VI                                                      5.63         03/08/2035            162,269
     200,000  BAC CAPITAL TRUST XI                                                      6.63         05/23/2036            204,815
     800,000  BANK OF AMERICA CORPORATION                                               3.38         02/17/2009            783,728
   1,250,000  BANK OF AMERICA CORPORATION                                               4.50         08/01/2010          1,225,715
     250,000  BANK OF AMERICA CORPORATION                                               4.75         08/01/2015            235,981
     700,000  BANK OF AMERICA CORPORATION                                               5.38         06/15/2014            693,669
     250,000  BANK OF AMERICA CORPORATION                                               5.49         03/15/2019            238,685
     100,000  BANK OF AMERICA CORPORATION                                               5.63         10/14/2016             98,580
   1,000,000  BANK OF AMERICA CORPORATION                                               7.80         02/15/2010          1,063,619
     450,000  BANK OF NEW YORK COMPANY INCORPORATED SERIES MTN                          4.95         01/14/2011            449,767
     500,000  BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                           7.40         06/15/2011            536,530
     240,000  BANK ONE CORPORATION                                                      7.63         10/15/2026            273,281
     250,000  BANK ONE CORPORATION                                                      8.00         04/29/2027            301,325

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 51


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$    100,000  BB&T CAPITAL TRUST IV+/-                                                  6.82%        06/12/2049    $        94,314
     250,000  BB&T CORPORATION                                                          5.20         12/23/2015            241,405
     900,000  CITIGROUP INCORPORATED                                                    5.00         09/15/2014            861,735
   1,000,000  CITIGROUP INCORPORATED                                                    5.50         02/15/2017            975,818
     750,000  CITIGROUP INCORPORATED                                                    5.63         08/27/2012            757,336
     100,000  CITIGROUP INCORPORATED                                                    6.13         08/25/2036             97,680
     625,000  CITIGROUP INCORPORATED                                                    6.50         01/18/2011            649,644
     500,000  COMERCIA BANK SERIES BKNT                                                 5.75         11/21/2016            495,509
     100,000  COMERICA CAPITAL TRUST II+/-                                              6.58         02/20/2037             88,508
     100,000  DEUTSCHE BANK FINANCIAL LLC                                               5.38         03/02/2015             98,666
     500,000  FIFTH THIRD BANCORP                                                       5.45         01/15/2017            481,170
     200,000  HSBC BANK USA NA NEW YORK                                                 4.63         04/01/2014            188,338
     225,000  HSBC BANK USA NA NEW YORK SERIES BKNT                                     5.63         08/15/2035            204,323
     825,000  JPMORGAN CHASE & COMPANY<<                                                3.50         03/15/2009            809,200
     250,000  JPMORGAN CHASE & COMPANY                                                  5.25         05/01/2015            243,536
     600,000  JPMORGAN CHASE & COMPANY                                                  5.60         06/01/2011            605,264
     800,000  JPMORGAN CHASE & COMPANY                                                  6.63         03/15/2012            839,342
     350,000  KEYBANK NA                                                                5.80         07/01/2014            350,422
     250,000  LEHMAN BROTHERS HOLDINGS                                                  6.88         07/17/2037            234,864
     250,000  M&I MARSHALL & ILSLEY BANK SERIES BKNT                                    5.00         01/17/2017            235,890
     200,000  MELLON FUNDING CORPORATION                                                5.00         12/01/2014            192,021
     100,000  MELLON FUNDING CORPORATION                                                5.20         05/15/2014             98,207
     360,000  NATIONAL CITY CORPORATION                                                 4.90         01/15/2015            344,291
     450,000  PNC FUNDING CORPORATION                                                   5.13         12/14/2010            448,754
     150,000  SUNTRUST BANK                                                             5.00         09/01/2015            142,597
     250,000  SUNTRUST CAPITAL VIII+/-                                                  6.10         12/15/2049            216,899
     200,000  UBS AG STAMFORD CT                                                        5.88         07/15/2016            207,835
     360,000  UBS PREFERRED FUNDING TRUST I+/-                                          8.62         12/31/2049            393,990
     200,000  UNION BANK OF CALIFORNIA SERIES BKNT                                      5.95         05/11/2016            202,140
     275,000  US BANK NA SERIES BKNT                                                    4.95         10/30/2014            266,907
     250,000  WACHOVIA BANK NA                                                          5.85         02/01/2037            235,325
     300,000  WACHOVIA CORPORATION                                                      5.25         08/01/2014            293,813
     400,000  WACHOVIA CORPORATION                                                      5.50         08/01/2035            357,698
     500,000  WACHOVIA CORPORATION                                                      5.63         10/15/2016            492,412
     325,000  WASHINGTON MUTUAL INCORPORATED                                            4.00         01/15/2009            315,125
     325,000  WASHINGTON MUTUAL INCORPORATED                                            5.25         09/15/2017            286,002
     900,000  WELLS FARGO & COMPANY ##                                                  4.20         01/15/2010            880,113
     500,000  WELLS FARGO & COMPANY ##                                                  5.30         08/26/2011            500,355
     500,000  WELLS FARGO BANK NA ##                                                    4.75         02/09/2015            476,134
     150,000  WELLS FARGO BANK NA ##                                                    5.95         08/26/2036            146,760
      75,000  WESTERN UNION COMPANY                                                     5.40         11/17/2011             74,910
      75,000  WESTERN UNION COMPANY                                                     5.93         10/01/2016             74,478
      75,000  WESTERN UNION COMPANY                                                     6.20         11/17/2036             72,540

                                                                                                                        21,726,750
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.02%
     120,000  Yum! BRANDS Incorporated                                                  8.88         04/15/2011            133,590
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.87%
      75,000  AMERENUE                                                                  5.40         02/01/2016             72,814
     100,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C                     5.38         03/15/2010             99,805
     315,000  APPALACHIAN POWER COMPANY SERIES L                                        5.80         10/01/2035            287,106
     500,000  ARIZONA PUBLIC SERVICE COMPANY                                            6.38         10/15/2011            515,136
     100,000  ATMOS ENERGY CORPORATION                                                  4.95         10/15/2014             94,582
      50,000  ATMOS ENERGY CORPORATION                                                  6.35         06/15/2017             50,930
     180,000  CAROLINA POWER & LIGHT COMPANY                                            5.25         12/15/2015            175,358

52 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$    450,000  CENTERPOINT ENERGY HOUSTON SERIES J2                                      5.70%        03/15/2013    $       452,678
      65,000  COMMONWEALTH EDISON COMPANY SERIES 100                                    5.88         02/01/2033             60,059
      50,000  COMMONWEALTH EDISON COMPANY SERIES 105                                    5.40         12/15/2011             49,697
     180,000  CONSOLIDATED EDISON COMPANY OF NEW YORK                                   4.88         02/01/2013            175,539
     100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C                       5.50         09/15/2016             98,651
      50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                          5.30         12/01/2016             48,599
      50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                          5.70         12/01/2036             46,203
     100,000  CONSOLIDATED NATURAL GAS COMPANY SERIES A                                 5.00         12/01/2014             95,358
     200,000  CONSTELLATION ENERGY GROUP INCORPORATED                                   7.00         04/01/2012            211,478
     150,000  CONSUMERS ENERGY COMPANY SERIES B                                         5.38         04/15/2013            150,106
     100,000  DOMINION RESOURCES INCORPORATED                                           4.75         12/15/2010             97,895
     180,000  DOMINION RESOURCES INCORPORATED                                           5.70         09/17/2012            180,705
      50,000  DOMINION RESOURCES INCORPORATED SERIES A                                  5.60         11/15/2016             49,002
     125,000  DOMINION RESOURCES INCORPORATED SERIES B                                  5.95         06/15/2035            117,125
     350,000  DTE ENERGY COMPANY                                                        6.35         06/01/2016            360,760
     150,000  DTE ENERGY COMPANY                                                        7.05         06/01/2011            158,469
     125,000  DUKE CAPITAL LLC                                                          5.67         08/15/2014            123,693
     100,000  DUKE CAPITAL LLC                                                          8.00         10/01/2019            112,078
      75,000  DUKE ENERGY CORPORATION                                                   6.45         10/15/2032             77,472
     500,000  DUKE ENERGY CORPORATION SERIES D                                          7.38         03/01/2010            526,146
     120,000  DUKE ENERGY FIELD SERVICES LLC                                            7.88         08/16/2010            127,785
     100,000  EMERSON ELECTRIC COMPANY                                                  4.75         10/15/2015             94,953
      55,000  ENERGY TRANSFER PARTNERS                                                  6.13         02/15/2017             53,748
      30,000  ENERGY TRANSFER PARTNERS                                                  6.63         10/15/2036             28,750
     125,000  EXELON CORPORATION                                                        4.90         06/15/2015            116,228
      65,000  EXELON CORPORATION                                                        5.63         06/15/2035             57,807
     150,000  EXELON GENERATION COMPANY LLC                                             6.95         06/15/2011            156,482
     150,000  FIRST ENERGY CORPORATION SERIES B                                         6.45         11/15/2011            154,921
     180,000  FIRST ENERGY CORPORATION SERIES C                                         7.38         11/15/2031            198,369
     150,000  FLORIDA POWER & LIGHT COMPANY                                             5.63         04/01/2034            140,510
     100,000  FLORIDA POWER & LIGHT COMPANY                                             5.85         05/01/2037             96,463
     100,000  FLORIDA POWER CORPORATION                                                 4.80         03/01/2013             96,755
     100,000  GEORGIA POWER COMPANY SERIES B                                            5.70         06/01/2017             99,673
     100,000  JERSEY CENTRAL POWER & LIGHT                                              5.63         05/01/2016             98,195
     125,000  KEYSPAN CORPORATION                                                       5.80         04/01/2035            115,553
      75,000  MIDAMERICAN ENERGY COMPANY                                                5.80         10/15/2036             70,600
     180,000  MIDAMERICAN ENERGY HOLDINGS                                               5.88         10/01/2012            183,668
     250,000  MIDAMERICAN ENERGY HOLDINGS                                               6.13         04/01/2036            241,051
     100,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                       5.95         05/15/2037             93,802
     180,000  NISOURCE FINANCE CORPORATION                                              5.25         09/15/2017            166,309
      65,000  NISOURCE FINANCE CORPORATION                                              5.45         09/15/2020             58,745
     100,000  NORTHERN STATES POWER COMPANY MINNESOTA                                   6.20         07/01/2037            100,546
      65,000  ONEOK INCORPORATED                                                        5.20         06/15/2015             61,827
     200,000  ONEOK PARTNERS LP                                                         6.15         10/01/2016            201,467
     125,000  PACIFIC GAS & ELECTRIC COMPANY                                            4.80         03/01/2014            119,341
     250,000  PACIFIC GAS & ELECTRIC COMPANY                                            5.80         03/01/2037            235,922
     200,000  PACIFIC GAS & ELECTRIC COMPANY                                            6.05         03/01/2034            195,890
     500,000  PPL ENERGY SUPPLY LLC                                                     6.20         05/15/2016            505,193
     180,000  PROGRESS ENERGY INCORPORATED                                              7.10         03/01/2011            190,136
     120,000  PROGRESS ENERGY INCORPORATED                                              7.75         03/01/2031            139,562
     150,000  PSEG POWER LLC                                                            7.75         04/15/2011            160,852
      75,000  PSEG POWER LLC                                                            8.63         04/15/2031             92,106
     150,000  PUBLIC SERVICE COMPANY OF COLORADO                                        7.88         10/01/2012            166,552
     100,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                          5.80         05/01/2037             94,737
     100,000  PUGET SOUND ENERGY INCORPORATED                                           6.27         03/15/2037             99,135
     100,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                            5.00         01/15/2016             96,400

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 53


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$       180,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                        5.35%        07/15/2035      $      161,805
         75,000   SOUTHERN CALIFORNIA GAS COMPANY                                       5.75         11/15/2035              71,104
        100,000   SOUTHERN COMPANY SERIES A                                             5.30         01/15/2012              99,766
        250,000   SOUTHERN POWER COMPANY SERIES D                                       4.88         07/15/2015             235,658
        100,000   SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                          5.55         01/15/2017              97,202
        100,000   SOUTHWESTERN PUBLIC SERVICE                                           6.00         10/01/2036              93,636
         75,000   TAMPA ELECTRIC COMPANY                                                6.15         05/15/2037              72,813
        150,000   TENNESSEE VALLEY AUTHORITY                                            5.50         07/18/2017             154,562
         50,000   TOLEDA EDISON COMPANY                                                 6.15         05/15/2037              46,536
         75,000   TXU ELECTRIC DELIVERY COMPANY                                         6.38         05/01/2012              77,317
         75,000   TXU ELECTRIC DELIVERY COMPANY                                         7.00         05/01/2032              77,329
         75,000   TXU ELECTRIC DELIVERY COMPANY                                         7.25         01/15/2033              79,619
        150,000   TXU ENERGY COMPANY LLC                                                7.00         03/15/2013             154,067
        100,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                            4.75         03/01/2013              96,292
        105,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                            6.00         05/15/2037              99,850
         65,000   WASTE MANAGEMENT INCORPORATED                                         5.00         03/15/2014              62,163
        180,000   WASTE MANAGEMENT INCORPORATED                                         6.50         11/15/2008             182,086
        150,000   WASTE MANAGEMENT INCORPORATED                                         7.75         05/15/2032             166,334
        100,000   WISCONSIN ELECTRIC POWER                                              5.63         05/15/2033              94,621
         50,000   WISCONSIN ELECTRIC POWER                                              5.70         12/01/2036              47,681
        125,000   WISCONSIN ENERGY CORPORATION+/-                                       6.25         05/15/2049             121,082
        100,000   WISCONSIN POWER & LIGHT COMPANY                                       6.38         08/15/2037             101,828
        100,000   XCEL ENERGY INCORPORATED                                              7.00         12/01/2010             104,506

                                                                                                                         11,895,334
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
0.04%
        120,000   MOTOROLA INCORPORATED                                                 7.50         05/15/2025             122,837
        100,000   NISOURCE FINANCE CORPORATION                                          6.40         03/15/2018             100,006

                                                                                                                            222,843
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.02%
        100,000   QUEST DIAGNOSTICS INCORPORATED                                        5.13         11/01/2010              99,299
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.03%
        200,000   FORTUNE BRANDS INCORPORATED                                           5.38         01/15/2016             190,850
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 0.72%
        100,000   ALTRIA GROUP INCORPORATED                                             5.63         11/04/2008             100,147
        150,000   ALTRIA GROUP INCORPORATED                                             7.00         11/04/2013             162,439
        180,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                 4.38         01/15/2013             171,171
         50,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.60         03/01/2017              49,782
        250,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                 5.75         04/01/2036             235,013
        350,000   ARCHER-DANIELS-MIDLAND COMPANY                                        5.38         09/15/2035             313,537
        100,000   BOTTLING GROUP LLC                                                    4.63         11/15/2012              97,733
        180,000   COCA-COLA ENTERPRISES INCORPORATED                                    4.38         09/15/2009             177,446
        180,000   COCA-COLA ENTERPRISES INCORPORATED                                    6.75         09/15/2028             192,200
        200,000   COCA-COLA ENTERPRISES INCORPORATED                                    8.00         09/15/2022             239,827
        120,000   COCA-COLA ENTERPRISES INCORPORATED                                    8.50         02/01/2022             149,047
        150,000   CONAGRA FOODS INCORPORATED                                            6.75         09/15/2011             156,630
        120,000   CONAGRA FOODS INCORPORATED                                            8.25         09/15/2030             141,195
        100,000   GENERAL MILLS INCORPORATED                                            5.70         02/15/2017              97,998
        225,000   GENERAL MILLS INCORPORATED                                            6.00         02/15/2012             229,282
        150,000   GRAND METROPOLITAN INVESTMENT CORPORATION SS.                         7.45         04/15/2035             169,020
        225,000   HJ HEINZ FINANCE COMPANY                                              6.63         07/15/2011             234,926
        350,000   KELLOGG COMPANY SERIES B                                              6.60         04/01/2011             364,353

54 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
FOOD & KINDRED PRODUCTS (continued)
$       125,000   KRAFT FOODS INCORPORATED                                              4.13%        11/12/2009      $      122,519
        350,000   KRAFT FOODS INCORPORATED                                              5.25         10/01/2013             339,959
        275,000   KRAFT FOODS INCORPORATED<<                                            5.63         11/01/2011             276,137
         75,000   KRAFT FOODS INCORPORATED                                              6.50         11/01/2031              72,513
         60,000   KRAFT FOODS INCORPORATED                                              7.00         08/11/2037              61,757
        100,000   PEPSI BOTTLING GROUP INCORPORATED SERIES B                            7.00         03/01/2029             111,080
        250,000   SARA LEE CORPORATION                                                  6.25         09/15/2011             256,661
         75,000   WM WRIGLEY JR COMPANY                                                 4.30         07/15/2010              73,409

                                                                                                                          4,595,781
                                                                                                                     --------------
FOOD STORES: 0.11%
        100,000   KROGER COMPANY                                                        4.95         01/15/2015              94,959
        350,000   KROGER COMPANY                                                        6.75         04/15/2012             369,024
         75,000   KROGER COMPANY<<                                                      7.50         04/01/2031              80,933
        100,000   SAFEWAY INCORPORATED                                                  4.95         08/16/2010              98,760
         75,000   SAFEWAY INCORPORATED<<                                                7.25         02/01/2031              79,100

                                                                                                                            722,776
                                                                                                                     --------------
FORESTRY: 0.06%
        180,000   WEYERHAEUSER COMPANY                                                  6.75         03/15/2012             185,591
        225,000   WEYERHAEUSER COMPANY                                                  7.38         03/15/2032             225,236

                                                                                                                            410,827
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.09%
         50,000   CINTAS CORPORATION #2                                                 6.15         08/15/2036              49,998
        180,000   MASCO CORPORATION                                                     5.88         07/15/2012             180,502
        350,000   MASCO CORPORATION                                                     6.13         10/03/2016             343,430

                                                                                                                            573,930
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 0.47%
        100,000   COSTCO WHOLESALE CORPORATION                                          5.30         03/15/2012             100,837
        200,000   COSTCO WHOLESALE CORPORATION                                          5.50         03/15/2017             198,534
        405,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                5.35         03/15/2012             400,518
        100,000   FEDERATED RETAIL HOLDINGS INCORPORATED                                5.90         12/01/2016              96,340
        180,000   TARGET CORPORATION                                                    5.40         10/01/2008             179,477
        150,000   TARGET CORPORATION                                                    7.00         07/15/2031             159,440
        500,000   WAL-MART STORES INCORPORATED                                          4.13         02/15/2011             486,031
        180,000   WAL-MART STORES INCORPORATED                                          4.55         05/01/2013             172,843
        325,000   WAL-MART STORES INCORPORATED                                          5.25         09/01/2035             283,828
        100,000   WAL-MART STORES INCORPORATED                                          5.88         04/05/2027              96,010
        800,000   WAL-MART STORES INCORPORATED                                          6.88         08/10/2009             827,730

                                                                                                                          3,001,588
                                                                                                                     --------------
HEALTH SERVICES: 0.22%
        350,000   AETNA INCORPORATED                                                    5.75         06/15/2011             357,490
        100,000   AMGEN INCORPORATED++                                                  5.85         06/01/2017              97,959
        350,000   ANTHEM INCORPORATED                                                   6.80         08/01/2012             372,657
        180,000   CARDINAL HEALTH INCORPORATED                                          5.85         12/15/2017             176,851
        225,000   MERCK & COMPANY INCORPORATED                                          4.75         03/01/2015             214,427
        100,000   QUEST DIAGNOSTICS INCORPORATED                                        6.95         07/01/2037             103,060
        100,000   SCHERING-PLOUGH CORPORATION                                           5.55         12/01/2013             100,131

                                                                                                                          1,422,575
                                                                                                                     --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 55


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
HOLDING & OTHER INVESTMENT OFFICES: 0.64%
$        50,000   ALLIED CAPITAL CORPORATION                                            6.63%        07/15/2011      $       51,306
        100,000   AMERIPRISE FINANCIAL INCORPORATED                                     5.35         11/15/2010             100,949
        350,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                         6.13         11/01/2012             360,965
        500,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                                4.85         01/15/2015             487,142
        100,000   BOSTON PROPERTIES LP                                                  6.25         01/15/2013             103,244
         65,000   COLONIAL REALTY LP                                                    5.50         10/01/2015              61,831
      1,350,000   CREDIT SUISSE USA INCORPORATED                                        6.50         01/15/2012           1,404,680
         50,000   EQUIFAX INCORPORATED                                                  7.00         07/01/2037              50,075
        180,000   ERP OPERATING LP                                                      5.25         09/15/2014             173,026
         75,000   FUND AMERICAN COMPANIES INCORPORATED                                  5.88         05/15/2013              74,701
        360,000   GOLDMAN SACHS GROUP INCORPORATED                                      5.15         01/15/2014             345,251
        100,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                           5.63         05/01/2017              93,404
        180,000   ISTAR FINANCIAL INCORPORATED                                          5.15         03/01/2012             166,940
        350,000   ISTAR FINANCIAL INCORPORATED SERIES 1                                 5.88         03/15/2016             315,252
        100,000   MACK-CALI REALTY LP                                                   7.75         02/15/2011             107,451
        180,000   SIMON PROPERTY GROUP LP                                               3.75         01/30/2009             175,709

                                                                                                                          4,071,926
                                                                                                                     --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.03%
         75,000   MARRIOTT INTERNATIONAL                                                5.81         11/10/2015              74,464
         50,000   STARWOOD HOTELS & RESORTS                                             7.38         11/15/2015              50,579
         50,000   WYNDHAM WORLDWIDE CORPORATION                                         6.00         12/01/2016              48,853

                                                                                                                            173,896
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.40%
        250,000   CATERPILLAR INCORPORATED                                              6.05         08/15/2036             242,361
         75,000   COMPUTER SCIENCES CORPORATION                                         7.38         06/15/2011              79,777
        500,000   DEERE & COMPANY                                                       7.85         05/15/2010             535,271
        200,000   DELL INCORPORATED                                                     7.10         04/15/2028             211,623
        180,000   HEWLETT-PACKARD COMPANY                                               6.50         07/01/2012             189,767
        200,000   IBM CORPORATION                                                       4.75         11/29/2012             196,650
        250,000   IBM CORPORATION                                                       5.88         11/29/2032             248,834
        180,000   IBM CORPORATION SERIES MTN                                            4.38         06/01/2009             179,039
        100,000   ORACLE CORPORATION                                                    5.00         01/15/2011              99,506
        350,000   ORACLE CORPORATION                                                    5.25         01/15/2016             341,658
        250,000   PITNEY BOWES INCORPORATED SERIES MTN                                  4.75         01/15/2016             233,260

                                                                                                                          2,557,746
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.08%
         75,000   AON CORPORATION                                                       8.21         01/01/2027              79,238
        100,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        4.63         07/15/2013              95,424
         75,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                        5.95         10/15/2036              70,752
        200,000   MARSH & MCLENNAN COMPANIES INCORPORATED                               5.15         09/15/2010             198,504
         75,000   WILLIS NORTH AMERICA INCORPORATED                                     5.63         07/15/2015              71,684

                                                                                                                            515,602
                                                                                                                     --------------
INSURANCE CARRIERS: 1.04%
         75,000   ACE INA HOLDINGS INCORPORATED                                         5.88         06/15/2014              75,552
         75,000   AEGON FUNDING CORPORATION                                             5.75         12/15/2020              74,852
        150,000   AETNA INCORPORATED                                                    6.63         06/15/2036             150,004
        330,000   ALLSTATE CORPORATION                                                  5.55         05/09/2035             291,843
        250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                             5.05         10/01/2015             239,075
        250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                             6.25         05/01/2036             252,985
         50,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                             6.25         03/15/2037              46,284
         75,000   ASSURANT INCORPORATED                                                 6.75         02/15/2034              75,830

56 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
INSURANCE CARRIERS (continued)
$        80,000   CHUBB CORPORATION                                                     6.00%        05/11/2037      $       75,864
        350,000   CHUBB CORPORATION+/-                                                  6.38         03/29/2049             343,403
         50,000   CIGNA CORPORATION                                                     6.15         11/15/2036              47,830
         75,000   CINCINNATI FINANCIAL CORPORATION                                      6.92         05/15/2028              80,082
         65,000   CNA FINANCIAL CORPORATION                                             5.85         12/15/2014              64,146
         50,000   CNA FINANCIAL CORPORATION                                             6.00         08/15/2011              50,334
         50,000   CNA FINANCIAL CORPORATION                                             6.50         08/15/2016              50,245
        180,000   GE GLOBAL INSURANCE HOLDINGS                                          7.00         02/15/2026             191,305
        350,000   GENTWORTH GLOBAL FUNDING TRUSTS SERIES MTN                            5.75         05/15/2013             354,628
        100,000   GENWORTH FINANCIAL INCORPORATED                                       4.95         10/01/2015              94,404
        250,000   JEFFERSON-PILOT CORPORATION                                           4.75         01/30/2014             239,942
        100,000   LOEWS CORPORATION                                                     5.25         03/15/2016              97,453
         65,000   MBIA INCORPORATED                                                     5.70         12/01/2034              52,945
        250,000   METLIFE INCORPORATED                                                  5.00         11/24/2013             245,197
        100,000   METLIFE INCORPORATED                                                  6.13         12/01/2011             103,600
        280,000   METLIFE INCORPORATED                                                  6.38         06/15/2034             282,170
         75,000   NATIONWIDE FINANCIAL SERVICES                                         5.90         07/01/2012              75,905
        100,000   PRINCIPAL LIFE INCOME FUNDING TRUSTS                                  3.20         04/01/2009              97,315
         75,000   PROGRESSIVE CORPORATION                                               6.25         12/01/2032              76,626
        100,000   PROTECTIVE LIFE SECURED TRUST                                         4.85         08/16/2010             100,104
        105,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                          5.10         12/14/2011             104,327
        180,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                         5.40         06/13/2035             158,009
         75,000   SAFECO CORPORATION                                                    4.88         02/01/2010              74,868
        180,000   ST. PAUL TRAVELERS COMPANIES INCORPORATED                             5.50         12/01/2015             177,786
        100,000   THE TRAVELERS COMPAINES INCORPORATED                                  5.38         06/15/2012             100,839
        150,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       5.75         12/15/2017             148,866
         65,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                       6.25         06/15/2037              63,111
         75,000   TRANSATLANTIC HOLDINGS INCORPORATED                                   5.75         12/14/2015              75,581
        250,000   TRAVELERS COS INCORPORATED+/-                                         6.25         03/15/2037             235,578
        125,000   UNITEDHEALTH GROUP INCORPORATED                                       4.88         03/15/2015             118,568
        250,000   UNITEDHEALTH GROUP INCORPORATED                                       5.25         03/15/2011             251,871
        250,000   UNITEDHEALTH GROUP INCORPORATED                                       5.80         03/15/2036             234,161
        100,000   UNITRIN INCORPORATED                                                  6.00         05/15/2017             100,629
        100,000   WELLPOINT INCORPORATED                                                5.00         01/15/2011              99,536
        100,000   WELLPOINT INCORPORATED                                                5.25         01/15/2016              96,518
         75,000   WELLPOINT INCORPORATED                                                5.85         01/15/2036              68,177
        500,000   WELLPOINT INCORPORATED                                                5.88         06/15/2017             500,491
        100,000   WR BERKLEY CORPORATION                                                6.25         02/15/2037              93,897

                                                                                                                          6,632,736
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.06%
         50,000   BAXTER INTERNATIONAL INCORPORATED                                     5.90         09/01/2016              50,765
        125,000   MEDTRONIC INCORPORATED SERIES B                                       4.38         09/15/2010             122,822
        225,000   RAYTHEON COMPANY                                                      4.85         01/15/2011             222,179

                                                                                                                            395,766
                                                                                                                     --------------
METAL MINING: 0.03%
        150,000   SOUTHERN COPPER CORPORATION                                           7.50         07/27/2035             157,812
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.10%
         75,000   3M COMPANY SERIES MTN                                                 5.70         03/15/2037              73,015
        360,000   GENERAL ELECTRIC COMPANY                                              5.00         02/01/2013             355,162
        200,000   TYCO INTERNATIONAL GROUP SA                                           6.38         10/15/2011             209,482

                                                                                                                            637,659
                                                                                                                     --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 57


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
MISCELLANEOUS RETAIL: 0.12%
$        65,000   CVS CAREMARK CORPORATION                                              4.00%        09/15/2009      $       63,505
        200,000   CVS CAREMARK CORPORATION                                              5.75         06/01/2017             195,466
        250,000   CVS CAREMARK CORPORATION                                              6.13         08/15/2016             251,098
         65,000   CVS CAREMARK CORPORATION                                              6.25         06/01/2027              62,639
        180,000   FEDERATED DEPARTMENT STORES INCORPORATED                              6.90         04/01/2029             169,808

                                                                                                                            742,516
                                                                                                                     --------------
MOTION PICTURES: 0.18%
        180,000   NEWS AMERICA INCORPORATED                                             5.30         12/15/2014             175,194
        450,000   NEWS AMERICA INCORPORATED                                             6.40         12/15/2035             430,178
        180,000   WALT DISNEY COMPANY                                                   6.38         03/01/2012             188,291
         75,000   WALT DISNEY COMPANY                                                   7.00         03/01/2032              84,560
        250,000   WALT DISNEY COMPANY SERIES MTN                                        5.63         09/15/2016             252,019

                                                                                                                          1,130,242
                                                                                                                     --------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
         75,000   GOODRICH CORPORATION                                                  7.63         12/15/2012              83,293
                                                                                                                     --------------

NETWORKING PRODUCTS: 0.07%
        180,000   CISCO SYSTEMS INCORPORATED                                            5.25         02/22/2011             181,133
        275,000   CISCO SYSTEMS INCORPORATED                                            5.50         02/22/2016             273,891

                                                                                                                            455,024
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.83%
        100,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES 04-1                       4.50         05/29/2009              99,697
        100,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                        4.25         02/26/2010              98,689
        200,000   AMERICAN EXPRESS+/-                                                   6.80         09/01/2049             204,811
        100,000   AMERICAN EXPRESS CREDIT CORPORATION                                   5.30         12/02/2015              98,598
        180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                       4.88         05/15/2010             178,392
        180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                      5.40         12/01/2015             171,469
        300,000   BOEING CAPITAL CORPORATION                                            6.10         03/01/2011             312,479
        100,000   BRANCH BANKING & TRUST SERIES BKNT                                    5.63         09/15/2016              98,965
        200,000   CAPITAL ONE CAPITAL III                                               7.69         08/15/2036             185,176
         50,000   CAPITAL ONE CAPITAL IV+/-                                             6.75         02/17/2037              41,738
        115,000   CAPITAL ONE FINANCIAL COMPANY SERIES MTN                              5.70         09/15/2011             113,232
        300,000   CAPITAL ONE FINANCIAL CORPORATION                                     4.80         02/21/2012             283,609
        180,000   CATERPILLAR FINANCIAL SERVICES CORPORATION                            4.30         06/01/2010             176,554
        275,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                 5.50         03/15/2016             273,912
         65,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                4.75         02/17/2015              61,449
        325,000   CIT GROUP INCORPORATED                                                5.00         11/24/2008             314,849
         90,000   CIT GROUP INCORPORATED                                                5.40         02/13/2012              82,693
        500,000   CIT GROUP INCORPORATED+/-                                             6.10         03/15/2049             368,218
        275,000   CITIGROUP INCORPORATED                                                6.00         10/31/2033             264,805
        100,000   COUNTRYWIDE FINANCIAL CORPORATION<<                                   6.25         05/15/2016              88,748
        525,000   GENERAL ELECTRIC CAPITAL CORPORATION                                  5.00         11/15/2011             522,808
        500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                     5.00         01/08/2016             480,546
        750,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      3.13         04/01/2009             732,201
        450,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      4.13         09/01/2009             444,060
        400,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      6.75         03/15/2032             439,354
        200,000   HSBC FINANCE CAPITAL TRUST IX+/-                                      5.91         11/30/2035             189,593
      1,000,000   HSBC FINANCE CORPORATION                                              4.13         11/16/2009             975,368
        300,000   HSBC FINANCE CORPORATION                                              4.63         09/15/2010             293,335
        275,000   HSBC FINANCE CORPORATION                                              4.75         05/15/2009             272,368
        325,000   HSBC FINANCE CORPORATION                                              5.00         06/30/2015             305,471
        450,000   HSBC FINANCE CORPORATION                                              5.25         01/14/2011             445,507
        800,000   HSBC FINANCE CORPORATION                                              6.38         11/27/2012             822,078

58 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$    250,000  JOHN DEERE CAPITAL CORPORATION                                            7.00%        03/15/2012    $       268,324
     100,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                                 5.50         04/13/2017            100,266
     180,000  JPMORGAN CHASE CAPITAL XV                                                 5.88         03/15/2035            159,620
     150,000  JPMORGAN CHASE CAPITAL XXII SERIES V                                      6.45         02/02/2037            133,185
     180,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
              SERIES MTNC                                                               7.25         03/01/2012            192,673
     150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
              SERIES MTNC<<                                                             8.00         03/01/2032            180,775
      65,000  SLM CORPORATION SERIES MTN                                                5.63         08/01/2033             49,489
     325,000  SLM CORPORATION SERIES MTNA                                               4.00         01/15/2009            310,657
     300,000  SLM CORPORATION SERIES MTNA                                               5.00         10/01/2013            259,412
     180,000  TEXTRON FINANCIAL CORPORATION                                             4.60         05/03/2010            178,942
     175,000  TOYOTA MOTOR CREDIT CORPORATION                                           4.25         03/15/2010            173,437
     100,000  UNILEVER CAPITAL CORPORATION                                              5.90         11/15/2032             96,821
     100,000  UNILEVER CAPITAL CORPORATION                                              7.13         11/01/2010            106,184

                                                                                                                        11,650,557
                                                                                                                   ---------------
OFFICE EQUIPMENT: 0.05%
      70,000  XEROX CORPORATION                                                         5.50         05/15/2012             69,201
     250,000  XEROX CORPORATION                                                         6.75         02/01/2017            257,282

                                                                                                                           326,483
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 0.63%
     100,000  ANADARKO PETROLEUM CORPORATION                                            5.95         09/15/2016             99,447
     100,000  ANADARKO PETROLEUM CORPORATION                                            6.45         09/15/2036             97,190
     100,000  APACHE CORPORATION<<                                                      5.25         04/15/2013             99,426
      30,000  APACHE CORPORATION                                                        5.63         01/15/2017             29,836
     100,000  APACHE CORPORATION                                                        6.00         01/15/2037             95,742
     100,000  APACHE CORPORATION                                                        6.25         04/15/2012            104,413
      65,000  CANADIAN NATURAL RESOURCES LIMITED                                        5.85         02/01/2035             59,552
     300,000  CONOCOPHILLIPS COMPANY                                                    6.95         04/15/2029            328,837
     750,000  CONOCOPHILLIPS COMPANY                                                    8.75         05/25/2010            819,246
     180,000  DEVON FINANCING CORPORATION ULC                                           6.88         09/30/2011            190,375
     120,000  DEVON FINANCING CORPORATION ULC                                           7.88         09/30/2031            141,079
     500,000  EL PASO ENERGY CORPORATION++                                              5.90         04/01/2017            486,006
     150,000  EL PASO NATURAL GAS COMPANY++                                             5.95         04/15/2017            146,320
     150,000  HALLIBURTON COMPANY                                                       5.50         10/15/2010            151,783
     180,000  HESS CORPORATION                                                          7.88         10/01/2029            205,317
     120,000  NEXEN INCORPORATED                                                        7.88         03/15/2032            137,835
     180,000  OCCIDENTAL PETROLEUM CORPORATION                                          6.75         01/15/2012            192,803
     250,000  PC FINANCIAL PARTNERSHIP                                                  5.00         11/15/2014            239,914
      50,000  PRAXAIR INCORPORATED                                                      5.20         03/15/2017             48,217
      65,000  TALISMAN ENERGY INCORPORATED                                              5.13         05/15/2015             62,213
     125,000  XTO ENERGY INCORPORATED                                                   4.90         02/01/2014            119,925
     125,000  XTO ENERGY INCORPORATED                                                   6.10         04/01/2036            118,383

                                                                                                                         3,973,859
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.17%
     125,000  INTERNATIONAL PAPER COMPANY                                               4.00         04/01/2010            121,262
     180,000  INTERNATIONAL PAPER COMPANY                                               5.30         04/01/2015            172,802
     300,000  KIMBERLY-CLARK CORPORATION                                                5.00         08/15/2013            293,829
      75,000  MEADWESTVACO CORPORATION                                                  6.85         04/01/2012             77,942
     200,000  PACTIV CORPORATION                                                        6.40         01/15/2018            204,155
     100,000  TEMPLE-INLAND INCORPORATED                                                7.88         05/01/2012            107,670
      75,000  WESTVACO CORPORATION                                                      8.20         01/15/2030             78,353

                                                                                                                         1,056,013
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 59


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 0.20%
$    125,000  ENTERPRISE PRODUCTS OPERATING LP                                          4.95%        06/01/2010    $       124,031
      65,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                 5.60         10/15/2014             63,730
     120,000  HESS CORPORATION                                                          7.30         08/15/2031            130,489
     150,000  MARATHON OIL CORPORATION                                                  6.00         07/01/2012            153,697
     100,000  SEMPRA ENERGY                                                             6.00         02/01/2013            102,778
     100,000  SUNOCO INCORPORATED                                                       5.75         01/15/2017             98,713
     500,000  VALERO ENERGY CORPORATION                                                 6.13         06/15/2017            509,414
     100,000  VALERO ENERGY CORPORATION                                                 7.50         04/15/2032            109,571

                                                                                                                         1,292,423
                                                                                                                   ---------------
PIPELINES: 0.22%
     100,000  BOARDWALK PIPELINES LP<<                                                  5.88         11/15/2016             98,908
      75,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                         7.88         04/01/2013             81,966
      65,000  ENBRIDGE ENERGY PARTNERS LP                                               5.88         12/15/2016             64,000
      75,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                 6.88         03/01/2033             74,954
     100,000  KANEB PIPE LINE OPERATING PARTNERSHIP LP                                  5.88         06/01/2013            100,435
     100,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.00         12/15/2013             94,759
     500,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.13         11/15/2014            472,375
     100,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.80         03/15/2035             87,850
      50,000  PLAINS ALL AMERICAN PIPELINE LP                                           6.13         01/15/2017             50,154
     200,000  PLAINS ALL AMERICAN PIPELINE LP                                           6.65         01/15/2037            197,941
      75,000  TEXAS EASTERN TRANSMISSION LP                                             7.00         07/15/2032             82,752

                                                                                                                         1,406,094
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 0.13%
      25,000  ALCOA INCORPORATED                                                        5.55         02/01/2017             24,374
     300,000  ALCOA INCORPORATED                                                        5.90         02/01/2027            285,360
      25,000  ALCOA INCORPORATED<<                                                      5.95         02/01/2037             23,930
     250,000  ALCOA INCORPORATED                                                        6.50         06/01/2011            259,978
      75,000  ALCOA INCORPORATED                                                        6.75         01/15/2028             78,218
      50,000  COMMERCIAL METALS COMPANY                                                 6.50         07/15/2017             52,100
     100,000  US STEEL CORPORATION                                                      6.05         06/01/2017             97,267

                                                                                                                           821,227
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.07%
      75,000  RR DONNELLEY & SONS COMPANY                                               4.95         05/15/2010             74,341
      65,000  RR DONNELLEY & SONS COMPANY                                               5.50         05/15/2015             62,579
      20,000  RR DONNELLEY & SONS COMPANY                                               5.63         01/15/2012             19,972
      50,000  RR DONNELLEY & SONS COMPANY                                               6.13         01/15/2017             49,697
     250,000  VIACOM CORPORATION                                                        7.70         07/30/2010            265,435

                                                                                                                           472,024
                                                                                                                   ---------------
RAILROAD TRANSPORTATION: 0.28%
     500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                  4.88         01/15/2015            476,027
      60,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                  5.65         05/01/2017             59,379
      50,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                  6.15         05/01/2037             48,471
     100,000  CSX CORPORATION                                                           5.60         05/01/2017             98,311
     100,000  CSX CORPORATION                                                           6.00         10/01/2036             93,131
      70,000  CSX CORPORATION                                                           6.15         05/01/2037             67,143
     300,000  CSX CORPORATION                                                           6.30         03/15/2012            308,768
     275,000  NORFOLK SOUTHERN CORPORATION                                              5.59         05/17/2025            252,671
     360,000  UNION PACIFIC CORPORATION                                                 4.88         01/15/2015            340,255
      40,000  UNION PACIFIC CORPORATION                                                 6.15         05/01/2037             38,520

                                                                                                                         1,782,676
                                                                                                                   ---------------

60 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.49%
$    100,000  CAMDEN PROPERTY TRUST                                                     5.70%        05/15/2017    $        95,894
     200,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                               6.00         01/30/2017            190,781
      75,000  HEALTHCARE REALTY TRUST INCORPORATED                                      8.13         05/01/2011             80,158
      75,000  HOSPITALITY PROPERTIES TRUST                                              5.63         03/15/2017             71,528
     750,000  INTERNATIONAL LEASE FINANCE CORPORATION                                   3.50         04/01/2009            731,297
     325,000  INTERNATIONAL LEASE FINANCE CORPORATION                                   5.00         04/15/2010            322,343
     100,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.40         02/15/2012             99,014
     250,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.55         09/05/2012            251,589
     125,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.75         06/15/2011            125,374
      75,000  LIBERTY PROPERTY LP                                                       5.50         12/15/2016             71,343
     100,000  PROLOGIS                                                                  5.25         11/15/2010             99,340
     300,000  PROLOGIS TRUST                                                            5.63         11/15/2016            287,200
     100,000  REALTY INCOME CORPORATION                                                 5.95         09/15/2016             98,087
     100,000  REGENCY CENTERS LP                                                        5.88         06/15/2017             97,675
      50,000  SIMON PROPERTY GROUP LP                                                   5.00         03/01/2012             48,535
      50,000  SIMON PROPERTY GROUP LP                                                   5.25         12/01/2016             47,129
     300,000  SIMON PROPERTY GROUP LP                                                   5.75         05/01/2012            299,853
     125,000  SIMON PROPERTY GROUP LP                                                   5.75         12/01/2015            122,979

                                                                                                                         3,140,119
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.02%
     100,000  COOPER US INCORPORATED                                                    6.10         07/01/2017            103,495
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.89%
     180,000  BEAR STEARNS COMPANIES INCORPORATED                                       5.30         10/30/2015            164,216
     600,000  BEAR STEARNS COMPANIES INCORPORATED                                       5.50         08/15/2011            585,061
      25,000  BEAR STEARNS COMPANIES INCORPORATED<<                                     5.55         01/22/2017             23,017
     225,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                           4.55         06/23/2010            216,471
     100,000  BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                               6.13         06/01/2017             99,535
     500,000  CREDIT SUISSE USA INCORPORATED                                            5.50         08/15/2013            499,826
     250,000  CREDIT SUISSE USA INCORPORATED                                            7.13         07/15/2032            279,438
     700,000  GOLDMAN SACHS GROUP INCORPORATED                                          4.75         07/15/2013            662,112
     275,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.35         01/15/2016            262,754
     500,000  GOLDMAN SACHS GROUP INCORPORATED<<                                        5.75         10/01/2016            489,355
      70,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.95         01/15/2027             65,061
     450,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.35         02/15/2034            403,798
     725,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.60         01/15/2012            747,654
   1,000,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.88         01/15/2011          1,042,552
     150,000  JEFFERIES GROUP INCORPORATED                                              6.45         06/08/2027            141,068
     200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                   5.50         04/04/2016            187,029
     500,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          6.00         07/19/2012            499,406
     200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG                         4.80         03/13/2014            186,279
     450,000  MERRILL LYNCH & COMPANY INCORPORATED                                      5.45         07/15/2014            441,953
     725,000  MERRILL LYNCH & COMPANY INCORPORATED<<                                    6.00         02/17/2009            729,473
     250,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.05         05/16/2016            248,474
     300,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.11         01/29/2037            278,298
     100,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.22         09/15/2026             96,010
     500,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                           5.77         07/25/2011            505,401
   1,100,000  MORGAN STANLEY                                                            3.88         01/15/2009          1,079,785
     525,000  MORGAN STANLEY                                                            5.38         10/15/2015            502,844
     500,000  MORGAN STANLEY                                                            6.60         04/01/2012            518,099
     120,000  MORGAN STANLEY                                                            7.25         04/01/2032            131,302
     500,000  MORGAN STANLEY SERIES EMTN                                                5.45         01/09/2017            479,044
     500,000  MORGAN STANLEY SERIES MTN                                                 5.55         04/27/2017            481,928

                                                                                                                        12,047,243
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 61


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.01%
$     45,000  OWENS CORNING INCORPORATED                                                6.50%        12/01/2016    $        44,902
      25,000  OWENS CORNING INCORPORATED                                                7.00         12/01/2036             24,360

                                                                                                                            69,262
                                                                                                                   ---------------
TOBACCO PRODUCTS: 0.03%
     200,000  REYNOLDS AMERICAN INCORPORATED                                            7.25         06/15/2037            202,693
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 0.09%
      75,000  CONTINENTAL AIRLINES INCORPORATED SERIES A                                5.98         04/19/2022             72,900
      50,000  FEDEX CORPORATION                                                         5.50         08/15/2009             50,386
     120,000  LOCKHEED MARTIN CORPORATION                                               8.50         12/01/2029            154,478
     120,000  RAYTHEON COMPANY                                                          7.20         08/15/2027            135,717
     125,000  UNITED AIRLINES INCORPORATED                                              6.64         07/02/2022            124,891

                                                                                                                           538,372
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 0.44%
     180,000  BOEING COMPANY                                                            6.13         02/15/2033            185,775
     100,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    5.88         03/15/2011            100,946
     330,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    6.50         11/15/2013            341,028
     500,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.00         06/15/2010            532,105
     225,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.50         01/18/2031            278,355
     200,000  DAIMLERCHRYSLER NA HOLDINGS CORPORATION                                   7.30         01/15/2012            212,889
     250,000  HONEYWELL INTERNATIONAL INCORPORATED                                      5.70         03/15/2037            235,408
     150,000  HONEYWELL INTERNATIONAL INCORPORATED                                      7.50         03/01/2010            158,090
     150,000  JOHNSON CONTROLS INCORPORATED                                             5.25         01/15/2011            151,044
     120,000  NORTHROP GRUMMAN CORPORATION                                              7.75         02/15/2031            144,005
     180,000  UNITED TECHNOLOGIES CORPORATION                                           4.38         05/01/2010            177,651
     100,000  UNITED TECHNOLOGIES CORPORATION                                           4.88         05/01/2015             96,195
     180,000  UNITED TECHNOLOGIES CORPORATION                                           7.50         09/15/2029            213,499

                                                                                                                         2,826,990
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.05%
     300,000  MCKESSON HBOC INCORPORATED                                                5.25         03/01/2013            296,835
                                                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.03%
     180,000  JOHNSON & JOHNSON                                                         4.95         05/15/2033            160,557
      25,000  MARTIN MARIETTA MATERIALS INCORPORATED                                    6.25         05/01/2037             23,888

                                                                                                                           184,445
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $132,403,679)                                                                      132,453,279
                                                                                                                   ---------------
FOREIGN CORPORATE BONDS: 2.50%
     150,000  ALBERTA ENERGY COMPANY LIMITED                                            8.13         09/15/2030            176,305
     180,000  ALCAN INCORPORATED                                                        5.00         06/01/2015            172,514
     100,000  ALCAN INCORPORATED                                                        6.13         12/15/2033             96,512
     100,000  AMERICA MOVIL SA DE CV                                                    4.13         03/01/2009             98,520
     100,000  AMVESCAP PLC                                                              5.63         04/17/2012            100,500
      75,000  ANADARKO FINANCE COMPANY SERIES B                                         6.75         05/01/2011             78,452
     325,000  ANADARKO FINANCE COMPANY SERIES B<<                                       7.50         05/01/2031            352,745
      75,000  ASTRAZENECA PLC                                                           5.40         06/01/2014             73,983
     150,000  AXA SA                                                                    8.60         12/15/2030            180,523
      65,000  AXIS CAPITAL HOLDINGS LIMITED                                             5.75         12/01/2014             64,452
     200,000  BHP BILLITON FINANCE LIMITED                                              5.40         03/29/2017            196,353
     250,000  BHP BILLITON FINANCE USA LIMITED                                          5.00         12/15/2010            249,988
     150,000  BHP BILLITON FINANCE USA LIMITED                                          5.25         12/15/2015            146,795
     100,000  BRITISH SKY BROADCASTING PLC                                              6.88         02/23/2009            102,554

62 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS (continued)
$    300,000  BRITISH TELECOMMUNICATIONS PLC                                            9.13%        12/15/2030    $       400,947
     125,000  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                  5.80         04/25/2017            125,512
     100,000  BURLINGTON RESOURCES FINANCE COMPANY                                      6.50         12/01/2011            104,837
      65,000  CANADIAN NATURAL RESOURCES LIMITED                                        4.90         12/01/2014             61,935
     150,000  CANADIAN NATURAL RESOURCES LIMITED                                        5.70         05/15/2017            146,574
     200,000  CANADIAN NATURAL RESOURCES LIMITED                                        6.25         03/15/2038            191,887
     360,000  CANADIAN PACIFIC RAILWAY COMPANY                                          5.75         03/15/2033            320,887
      65,000  CANADIAN PACIFIC RAILWAY COMPANY                                          5.95         05/15/2037             61,629
      65,000  CELULOSA ARAUCO Y CONSTITUCION SA                                         5.63         04/20/2015             63,394
     275,000  CIT GROUP FUNDING COMPANY OF CANADA                                       4.65         07/01/2010            252,975
     275,000  CIT GROUP FUNDING COMPANY OF CANADA                                       5.20         06/01/2015            235,397
      25,000  CIT GROUP FUNDING COMPANY OF CANADA                                       5.60         11/02/2011             23,536
     325,000  CONOCO FUNDING COMPANY                                                    6.35         10/15/2011            339,743
     150,000  CONOCOPHILLIPS CANADA                                                     5.63         10/15/2016            149,620
     275,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 5.75         03/23/2016            270,571
     325,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.00         06/15/2010            345,966
     330,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.25         06/15/2030            398,588
     175,000  DIAGEO CAPITAL PLC                                                        4.38         05/03/2010            172,296
      75,000  DIAGEO CAPITAL PLC                                                        5.88         09/30/2036             70,368
     125,000  DIAGEO FINANCE BV                                                         5.30         10/28/2015            121,718
     100,000  ENBRIDGE INCORPORATED                                                     5.60         04/01/2017             96,952
     100,000  ENCANA HOLDINGS FINANCE CORPORATION                                       5.80         05/01/2014            100,139
     100,000  FALCONBRIDGE LIMITED                                                      6.00         10/15/2015            101,124
     250,000  FRANCE TELECOM SA                                                         7.75         03/01/2011            267,548
     225,000  FRANCE TELECOM SA                                                         8.50         03/01/2031            287,273
     100,000  HANSON PLC                                                                6.13         08/15/2016            103,344
     180,000  ING GROEP NV+/-                                                           5.78         12/31/2049            172,936
      75,000  LAFARGE SA                                                                6.15         07/15/2011             75,995
      50,000  LAFARGE SA                                                                6.50         07/15/2016             49,852
     100,000  NEXEN INCORPORATED                                                        5.65         05/15/2017             97,639
     100,000  NEXEN INCORPORATED                                                        6.40         05/15/2037             97,284
     250,000  NORSK HYDRO ASA                                                           6.80         01/15/2028            274,269
      75,000  ORIX CORPORATION                                                          5.48         11/22/2011             75,584
      75,000  POTASH CORPORATION SASKATCHEWAN                                           5.88         12/01/2036             69,637
     500,000  ROGERS WIRELESS INCORPORATED                                              7.50         03/15/2015            538,825
     200,000  ROYAL BANK CANADA                                                         5.65         07/20/2011            204,802
     360,000  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.00         10/01/2014            348,018
   1,000,000  ROYAL BANK OF SCOTLAND GROUP PLC                                          6.40         04/01/2009          1,026,618
     100,000  ROYAL BANK OF SCOTLAND GROUP PLC+/-                                       7.65         12/31/2049            111,394
     120,000  ROYAL KPN NV                                                              8.00         10/01/2010            128,507
      75,000  ROYAL KPN NV                                                              8.38         10/01/2030             84,941
     225,000  SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                               7.63         09/14/2010            240,202
     500,000  SHELL INTERNATIONAL FINANCE                                               4.95         03/22/2012            498,802
      75,000  SUNCOR ENERGY INCORPORATED                                                5.95         12/01/2034             71,510
     100,000  SUNCOR ENERGY INCORPORATED                                                6.50         06/15/2038            102,844
     100,000  TALISMAN ENERGY                                                           6.25         02/01/2038             93,948
      65,000  TECK COMINCO LIMITED                                                      6.13         10/01/2035             60,847
     300,000  TELECOM ITALIA CAPITAL SA                                                 4.00         01/15/2010            290,234
     200,000  TELECOM ITALIA CAPITAL SA                                                 5.25         10/01/2015            188,638
     150,000  TELECOM ITALIA CAPITAL SA                                                 6.00         09/30/2034            137,493
     350,000  TELECOM ITALIA CAPITAL SA                                                 6.20         07/18/2011            357,072
      50,000  TELEFONICA EMISIONES SAU                                                  5.98         06/20/2011             50,661
     150,000  TELEFONICA EMISIONES SAU                                                  6.42         06/20/2016            153,293
     150,000  TELEFONICA EMISIONES SAU<<                                                7.05         06/20/2036            156,171
     180,000  TELEFONICA EUROPE BV                                                      7.75         09/15/2010            191,873
     120,000  TELEFONICA EUROPE BV                                                      8.25         09/15/2030            140,739

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 63


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FOREIGN CORPORATE BONDS (continued)
$       350,000   TELEFONOS DE MEXICO SA DE CV                                          4.50%        11/19/2008    $        346,850
         65,000   TELEFONOS DE MEXICO SA DE CV                                          5.50         01/27/2015              63,293
        180,000   TELUS CORPORATION                                                     8.00         06/01/2011             195,247
         65,000   TRANSCANADA PIPELINES LIMITED                                         4.88         01/15/2015              62,136
        100,000   TRANSCANADA PIPELINES LIMITED                                         5.60         03/31/2034              93,596
        120,000   TRANSOCEAN INCORPORATED                                               7.50         04/15/2031             133,282
        400,000   TYCO INTERNATIONAL GROUP SA                                           6.00         11/15/2013             402,487
         75,000   TYCO INTERNATIONAL GROUP SA                                           6.88         01/15/2029              81,128
        355,000   VALE OVERSEAS LIMITED                                                 6.25         01/23/2017             357,343
        210,000   VALE OVERSEAS LIMITED                                                 6.88         11/21/2036             213,171
        180,000   VODAFONE GROUP PLC                                                    4.63         07/15/2018             158,175
         75,000   VODAFONE GROUP PLC                                                    5.38         01/30/2015              72,431
        250,000   VODAFONE GROUP PLC                                                    7.88         02/15/2030             281,661
        275,000   WEATHERFORD INTERNATIONAL INCORPORATED                                6.50         08/01/2036             268,676
        100,000   XL CAPITAL LIMITED                                                    5.25         09/15/2014              95,653
        100,000   XL CAPITAL LIMITED                                                    6.25         05/15/2027              92,739

TOTAL FOREIGN CORPORATE BONDS@ (COST $15,842,751)                                                                        15,913,452
                                                                                                                   ----------------
FOREIGN GOVERNMENT BONDS: 24.52%
        193,000   AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                            6.00         02/15/2017             158,804
         98,000   AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                            6.50         05/15/2013              81,861
        448,000   AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                            5.75         06/15/2011             361,614
         98,000   AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                            7.50         09/15/2009              82,098
        200,000   BELGIUM GOVERNMENT BOND SERIES 12 (EUR)                               8.00         12/24/2012             320,101
        385,000   BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                               5.50         03/28/2028             586,447
      1,364,000   BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                               5.00         09/28/2012           1,922,659
        620,000   BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                               5.50         09/28/2017             918,986
        500,000   BELGIUM GOVERNMENT BOND SERIES 42 (EUR)                               3.00         09/28/2008             673,566
        555,000   BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                               4.25         09/28/2014             754,529
         80,000   BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                               5.00         03/28/2035             115,283
        160,000   BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                               3.00         03/28/2010             212,335
        335,000   BUNDESOBLIGATION SERIES 143 (EUR)                                     3.50         10/10/2008             453,328
      1,000,000   BUNDESOBLIGATION SERIES 144 (EUR)                                     3.25         04/17/2009           1,345,208
        115,000   BUNDESOBLIGATION SERIES 145 (EUR)                                     3.50         10/09/2009             154,984
      1,350,000   BUNDESREPUBLIC DEUTSCHLAND SERIES 06 (EUR)                            4.00         07/04/2016           1,811,212
        455,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            5.25         07/04/2010             638,629
        745,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            5.25         01/04/2011           1,050,153
        350,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            6.25         01/04/2030             588,804
      1,400,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00         01/04/2012           1,970,829
      1,215,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00         07/04/2012           1,716,720
      1,140,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.25         01/04/2014           1,557,934
        660,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.75         07/04/2034             929,357
      1,010,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                            3.75         01/04/2015           1,337,361
        485,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            3.50         01/04/2016             627,848
        250,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            4.00         01/04/2037             313,208
        655,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                            6.25         01/04/2024           1,071,014
        515,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                            5.63         01/04/2028             799,489
        325,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                            3.75         01/04/2009             440,867
        159,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                            4.00         07/04/2009             216,494
      1,170,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                            4.50         07/04/2009           1,606,152
        270,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                            5.38         01/04/2010             378,216
        600,000   CANADIAN GOVERNMENT BOND (CAD)                                        4.00         06/01/2016             551,483
        200,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.00         06/01/2037             206,892
        952,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.25         06/01/2013             940,307
        500,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.50         06/01/2009             482,424

64 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (continued)
$       476,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.50%        06/01/2010    $        463,712
        450,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.75         06/01/2033             509,446
         95,000   CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                             8.00         06/01/2023             125,447
        443,000   CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                            8.00         06/01/2027             611,013
        925,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00         11/15/2015             165,647
      1,000,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00         11/15/2017             177,670
      1,500,000   DENMARK GOVERNMENT BOND (DKK)                                         5.00         11/15/2013             285,025
        700,000   DENMARK GOVERNMENT BOND (DKK)                                         6.00         11/15/2009             132,726
      1,420,000   DENMARK GOVERNMENT BOND (DKK)                                         6.00         11/15/2011             277,128
        473,000   DENMARK GOVERNMENT BOND (DKK)                                         7.00         11/10/2024             111,277
        600,000   DEUTSCHE BUNDESREPUBLIK (EUR)                                         4.50         01/04/2013             830,632
        500,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75         04/25/2021             632,254
        750,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00         04/25/2009           1,020,389
      1,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00         10/25/2009           1,360,056
        940,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00         04/25/2014           1,263,663
        800,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75         10/25/2012           1,117,568
      1,145,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75         04/25/2035           1,603,137
        470,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00         04/25/2012             662,160
      1,280,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00         10/25/2016           1,832,310
        950,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.50         04/25/2010           1,337,542
        570,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      6.00         10/25/2025             916,063
        375,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      8.50         12/26/2012             614,063
      1,300,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      8.50         10/25/2019           2,440,599
        655,000   FRENCH TREASURY NOTE BTAN (EUR)                                       3.00         01/12/2011             860,687
      1,550,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.00         02/01/2009           2,077,449
      1,024,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.00         01/15/2010           1,359,637
        465,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.50         09/15/2008             629,842
      1,425,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75         08/01/2016           1,845,814
      1,190,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.00         02/01/2037           1,409,915
      1,525,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25         11/01/2009           2,083,704
      1,047,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25         02/01/2015           1,416,805
      1,411,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25         02/01/2019           1,870,179
      1,317,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00         02/01/2012           1,848,102
        753,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00         08/01/2034           1,050,608
        500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.50         11/01/2010             706,660
        175,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.00         05/01/2031             277,247
      1,185,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.50         11/01/2027           1,969,259
        230,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               9.00         11/01/2023             464,173
    550,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 33 (JPY)                       0.60         12/20/2008           4,737,600
    250,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 35 (JPY)                       0.60         03/20/2009           2,151,444
    620,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 37 (JPY)                       0.80         06/20/2009           5,347,748
    352,700,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                       0.50         12/20/2009           3,017,219
    100,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 47 (JPY)                       0.50         06/20/2010             853,553
    387,850,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                       1.70         03/22/2010           3,413,659
    452,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                       1.80         12/20/2010           4,008,343
    446,400,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                       1.50         12/20/2011           3,917,988
    215,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                       1.50         03/20/2012           1,886,405
     80,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                       1.30         06/20/2012             695,172
    380,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                       1.10         09/20/2012           3,266,789
    345,150,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                       0.70         03/20/2013           2,895,582
    205,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                       1.60         09/20/2013           1,804,460
    440,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                       1.50         03/20/2014           3,846,674
     50,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                       1.50         12/20/2014             434,804
    279,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                       1.30         03/20/2015           2,394,131
    200,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                       1.60         03/20/2016           1,741,518

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 65


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (continued)
$   330,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                        1.70%       12/20/2016    $      2,887,501
    200,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                        1.70        03/20/2017           1,741,081
    124,800,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                      2.30        03/20/2035           1,071,858
     65,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                      2.30        12/20/2036             556,034
    253,250,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                      3.70        09/21/2015           2,566,932
    291,850,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                      1.50        03/20/2019           2,455,268
     94,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                      2.40        06/20/2024             858,487
    330,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                      2.00        12/20/2024           2,841,580
    223,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                      2.20        09/20/2026           1,956,291
     40,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                      2.10        12/20/2026             345,014
     55,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                      2.00        03/20/2027             468,406
        160,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      2.75        01/15/2009             214,235
        300,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      3.75        07/15/2014             397,056
        500,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      4.00        07/15/2016             666,215
         95,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      4.00        01/15/2037             117,805
      2,000,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      5.50        07/15/2010           2,823,725
        410,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      5.50        01/15/2028             626,103
         85,000   NETHERLANDS GOVERNMENT BOND (EUR)                                      7.50        01/15/2023             153,817
      1,100,000   SPAIN GOVERNMENT BOND (EUR)                                            3.60        01/31/2009           1,489,693
        862,000   SPAIN GOVERNMENT BOND (EUR)                                            4.00        01/31/2010           1,173,766
         81,000   SPAIN GOVERNMENT BOND (EUR)                                            4.20        01/31/2037             102,939
        502,000   SPAIN GOVERNMENT BOND (EUR)                                            4.40        01/31/2015             688,062
      1,093,000   SPAIN GOVERNMENT BOND (EUR)                                            5.00        07/30/2012           1,541,513
        142,000   SPAIN GOVERNMENT BOND (EUR)                                            5.50        07/30/2017             210,781
        750,000   SPAIN GOVERNMENT BOND (EUR)                                            5.75        07/30/2032           1,191,910
        650,000   SPAIN GOVERNMENT BOND (EUR)                                            6.15        01/31/2013             966,075
      2,300,000   SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                               6.75        05/05/2014             381,480
      2,000,000   SWEDEN GOVERNMENT BOND SERIES 1043 (SEK)                               5.00        01/28/2009             293,536
      1,320,000   SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                               5.25        03/15/2011             197,829
        440,000   SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                               5.00        12/01/2020              68,743
      2,500,000   SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                               3.00        07/12/2016             330,171
        500,000   UNITED KINGDOM GILT (GBP)                                              4.00        03/07/2009             988,709
        550,000   UNITED KINGDOM GILT (GBP)                                              4.00        09/07/2016           1,026,866
        825,000   UNITED KINGDOM GILT (GBP)                                              4.25        06/07/2032           1,583,231
        100,000   UNITED KINGDOM GILT (GBP)                                              4.25        12/07/2046             197,230
        405,000   UNITED KINGDOM GILT (GBP)                                              4.75        06/07/2010             806,309
        575,000   UNITED KINGDOM GILT (GBP)                                              4.75        09/07/2015           1,134,569
        620,000   UNITED KINGDOM GILT (GBP)                                              4.75        03/07/2020           1,228,849
        815,000   UNITED KINGDOM GILT (GBP)                                              4.75        12/07/2038           1,718,259
        250,000   UNITED KINGDOM GILT (GBP)                                              5.00        03/07/2012             500,963
        585,000   UNITED KINGDOM GILT (GBP)                                              5.00        09/07/2014           1,170,602
        580,000   UNITED KINGDOM GILT (GBP)                                              6.00        12/07/2028           1,370,216
        305,000   UNITED KINGDOM GILT (GBP)                                              9.00        07/12/2011             693,966

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $150,498,644)                                                                     155,953,568
                                                                                                                   ----------------
AGENCY NOTES - INTEREST BEARING: 6.12%

FEDERAL FARM CREDIT BANK: 0.01%
        100,000   FFCB                                                                   5.00        10/23/2009             100,517
                                                                                                                   ----------------

FEDERAL HOME LOAN BANK: 1.73%
      1,000,000   FHLB<<                                                                 3.75        08/18/2009             981,851
      1,000,000   FHLB<<                                                                 4.38        03/17/2010             992,124
      1,000,000   FHLB<<                                                                 4.75        04/24/2009             998,232
      1,500,000   FHLB<<                                                                 5.00        09/18/2009           1,508,043
      2,050,000   FHLB<<                                                                 5.00        10/16/2009           2,051,966

66 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL HOME LOAN BANK (continued)
$       100,000   FHLB<<                                                                5.13%        08/14/2013    $        101,166
      1,200,000   FHLB<<                                                                5.38         08/19/2011           1,226,426
        500,000   FHLB                                                                  5.50         05/21/2009             500,152
        100,000   FHLB<<                                                                5.50         10/19/2016              99,924
        100,000   FHLB                                                                  5.55         10/19/2009             100,091
        800,000   FHLB SERIES 363<<                                                     4.50         11/15/2012             787,981
      1,000,000   FHLB SERIES 439<<                                                     3.63         11/14/2008             985,083
        400,000   FHLB SERIES 467<<                                                     5.25         06/18/2014             407,050
        250,000   FHLB SERIES 656                                                       5.38         05/18/2016             255,242

                                                                                                                         10,995,331
                                                                                                                   ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.24%
      1,000,000   FHLMC<<                                                               4.50         07/15/2013             980,470
        650,000   FHLMC<<                                                               4.75         01/19/2016             636,978
      1,000,000   FHLMC                                                                 4.88         02/17/2009             999,861
      2,000,000   FHLMC<<                                                               5.00         06/11/2009           2,006,636
      1,000,000   FHLMC<<                                                               5.13         04/18/2011           1,013,358
        250,000   FHLMC                                                                 5.20         03/05/2019             243,906
        150,000   FHLMC<<                                                               5.25         10/06/2011             150,548
      1,500,000   FHLMC<<                                                               5.25         12/05/2011           1,502,001
        650,000   FHLMC<<                                                               5.25         04/18/2016             658,717
        150,000   FHLMC                                                                 5.38         12/27/2011             150,270
      1,000,000   FHLMC<<                                                               5.38         01/09/2014           1,001,708
        250,000   FHLMC<<                                                               5.45         09/02/2011             251,507
        150,000   FHLMC                                                                 5.55         10/04/2016             151,478
        250,000   FHLMC<<                                                               5.60         09/26/2013             251,257
        100,000   FHLMC                                                                 5.60         10/17/2013             100,540
      1,500,000   FHLMC<<                                                               5.75         03/15/2009           1,519,250
        100,000   FHLMC                                                                 6.00         10/20/2021             100,679
      1,000,000   FHLMC<<                                                               6.00         03/30/2022           1,003,919
        200,000   FHLMC<<                                                               6.25         07/15/2032             224,873
        300,000   FHLMC<<                                                               6.75         03/15/2031             355,381
        500,000   FHLMC<<                                                               6.88         09/15/2010             529,519
        250,000   FHLMC SERIES MTN                                                      3.29         06/16/2009             243,336
        150,000   FHLMC SERIES MTN<<                                                    5.00         12/14/2018             144,705

                                                                                                                         14,220,897
                                                                                                                   ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.14%
        800,000   FNMA<<                                                                4.38         03/15/2013             782,154
      1,250,000   FNMA<<                                                                5.00         09/15/2008           1,255,945
        950,000   FNMA<<                                                                5.00         03/15/2016             945,920
        500,000   FNMA                                                                  5.00         02/13/2017             496,338
      1,200,000   FNMA<<                                                                5.00         05/11/2017           1,190,125
      2,200,000   FNMA<<                                                                5.25         08/01/2012           2,232,248
      1,000,000   FNMA<<                                                                5.35         04/12/2010           1,000,554
      1,000,000   FNMA<<                                                                5.38         04/11/2022             971,817
      1,000,000   FNMA<<                                                                5.40         04/02/2012           1,003,087
        200,000   FNMA                                                                  5.45         10/18/2021             199,065
         75,000   FNMA                                                                  5.63         11/15/2021              74,339
        150,000   FNMA                                                                  5.63         07/15/2037             155,422
        350,000   FNMA                                                                  6.00         09/26/2013             350,230
        400,000   FNMA                                                                  6.00         08/22/2016             403,289
        250,000   FNMA                                                                  6.00         10/11/2016             250,175
        200,000   FNMA                                                                  6.21         08/06/2038             224,868
      1,000,000   FNMA<<                                                                6.63         09/15/2009           1,036,798

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 67


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       300,000   FNMA<<                                                                6.63%        11/15/2030    $        350,014
        500,000   FNMA<<                                                                7.25         05/15/2030             622,412
         50,000   FNMA SERIES 1<<                                                       5.50         11/17/2016              49,834

                                                                                                                         13,594,634
                                                                                                                   ----------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $38,519,162)                                                                 38,911,379
                                                                                                                   ----------------
AGENCY SECURITIES: 25.58%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.71%
        800,000   FHLMC<<                                                               4.88         11/15/2013             798,709
      1,000,000   FHLMC                                                                 6.63         09/15/2009           1,036,243
        920,317   FHLMC #783191+/-                                                      5.69         04/01/2037             908,640
      6,967,433   FHLMC #A11964<<                                                       5.00         08/01/2033           6,648,854
      1,402,905   FHLMC #A15183                                                         6.00         11/01/2033           1,407,152
      1,136,723   FHLMC #A15966                                                         5.00         11/01/2033           1,084,748
      1,785,773   FHLMC #A16693                                                         5.50         12/01/2033           1,749,263
      1,331,602   FHLMC #A19717                                                         5.00         03/01/2034           1,269,355
      2,558,404   FHLMC #A24888                                                         6.00         07/01/2034           2,562,742
      2,350,860   FHLMC #A29757<<                                                       5.50         01/01/2035           2,298,082
      1,892,543   FHLMC #A35253                                                         5.50         06/01/2035           1,850,054
      1,182,532   FHLMC #A36541                                                         5.00         08/01/2035           1,126,226
      1,591,470   FHLMC #A41694                                                         5.50         01/01/2036           1,555,741
      3,241,009   FHLMC #A47041<<                                                       5.00         09/01/2035           3,086,687
        711,324   FHLMC #A54804                                                         6.50         06/01/2036             722,111
      2,101,631   FHLMC #A56988                                                         5.50         02/01/2037           2,052,593
      5,348,415   FHLMC #E01425<<                                                       4.50         08/01/2018           5,149,175
         24,310   FHLMC #E63170                                                         6.00         03/01/2011              24,647
        530,621   FHLMC #E95352                                                         4.50         04/01/2018             510,399
      1,477,452   FHLMC #G02074                                                         5.50         02/01/2036           1,444,283
      1,853,647   FHLMC #G02386                                                         6.00         11/01/2036           1,852,619
        737,401   FHLMC #G02422                                                         6.00         12/01/2036             736,992
      2,845,941   FHLMC #G02478                                                         5.50         12/01/2036           2,780,019
        495,487   FHLMC #G08190                                                         4.50         01/01/2037             458,687
        500,001   FHLMC #G08192                                                         5.50         04/01/2037             488,334
      1,121,116   FHLMC #G11950                                                         4.50         10/01/2018           1,078,389
        555,583   FHLMC #G12697                                                         5.50         05/01/2022             552,374
         24,521   FHLMC #J02886                                                         6.00         06/01/2021              24,775
        951,169   FHLMC #J04533                                                         6.00         03/01/2022             960,989
         24,743   FHLMC #J04871                                                         6.00         05/01/2022              24,999
        725,257   FHLMC #J05191                                                         6.00         07/01/2022             732,744
         81,460   FHLMC #J05194                                                         5.00         07/01/2022              79,538
        438,135   FHLMC #J05195                                                         5.00         07/01/2022             427,930
      1,000,000   FHLMC #J05228                                                         5.00         07/01/2022             976,412
        480,406   FHLMC #J05243                                                         5.00         07/01/2022             469,074
        424,627   FHLMC #J05408                                                         5.00         08/01/2022             414,611
        575,373   FHLMC #J05455                                                         5.00         09/01/2022             561,801
      4,500,000   FHLMC TBA%%                                                           6.00         09/01/2036           4,495,779
      1,000,000   FHLMC TBA%%                                                           6.50         09/01/2037           1,015,000

                                                                                                                         55,416,770
                                                                                                                   ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 14.76%
        600,000   FNMA<<                                                                4.63         10/15/2013             591,461
        300,000   FNMA^                                                                 5.05         06/01/2017             184,527
        200,000   FNMA^                                                                 5.31         10/09/2019             106,030
      1,000,000   FNMA<<                                                                6.00         05/15/2011           1,041,973

68 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       700,000   FNMA<<                                                                6.13%        03/15/2012    $      738,067
      2,000,000   FNMA<<                                                                6.38         06/15/2009         2,054,240
        500,000   FNMA                                                                  7.13         01/15/2030           612,657
      1,000,000   FNMA<<                                                                7.25         01/15/2010         1,055,826
        612,177   FNMA #190360                                                          5.00         08/01/2035           582,818
      1,348,090   FNMA #254950                                                          5.50         11/01/2033         1,320,421
        659,302   FNMA #255407                                                          5.00         09/01/2024           636,940
        732,470   FNMA #255857                                                          5.50         08/01/2025           722,316
        314,513   FNMA #256672                                                          5.00         04/01/2037           298,919
        287,936   FNMA #256758                                                          4.50         05/01/2022           276,196
      1,405,168   FNMA #545414                                                          5.50         01/01/2017         1,402,381
        887,677   FNMA #725690                                                          6.00         08/01/2034           888,878
        585,282   FNMA #725773                                                          5.50         09/01/2034           572,697
      1,552,195   FNMA #729333                                                          5.50         07/01/2033         1,520,336
      1,087,340   FNMA #745627+/-                                                       5.51         04/01/2036         1,079,624
        201,687   FNMA #753669                                                          6.00         11/01/2033           202,227
      2,199,845   FNMA #767097                                                          4.00         06/01/2019         2,064,430
        959,445   FNMA #775199+/-                                                       4.26         05/01/2034           942,694
        935,306   FNMA #776966                                                          5.00         04/01/2034           891,305
      3,266,660   FNMA #777075<<                                                        5.00         04/01/2034         3,116,115
        707,083   FNMA #779510                                                          5.00         06/01/2019           691,620
      3,522,145   FNMA #793607<<                                                        5.00         09/01/2019         3,445,119
        834,942   FNMA #793675                                                          6.00         09/01/2034           836,072
        952,670   FNMA #794514                                                          5.00         10/01/2019           931,836
        694,408   FNMA #795047                                                          5.50         10/01/2034           679,476
        775,143   FNMA #796334                                                          6.00         10/01/2034           776,191
        910,017   FNMA #804666                                                          6.00         11/01/2034           911,248
      2,464,681   FNMA #805412                                                          5.50         01/01/2035         2,409,444
        610,401   FNMA #812338                                                          6.00         03/01/2035           610,381
         96,203   FNMA #821030                                                          4.50         05/01/2035            89,013
        302,380   FNMA #822651                                                          4.50         04/01/2035           279,779
        697,420   FNMA #828346                                                          5.00         07/01/2035           663,974
        199,086   FNMA #828698                                                          5.00         07/01/2035           189,539
        714,812   FNMA #829190                                                          5.00         07/01/2035           680,532
        647,008   FNMA #830957                                                          5.50         08/01/2035           632,507
        699,008   FNMA #831406                                                          6.00         03/01/2036           698,414
      1,246,020   FNMA #831625                                                          7.00         06/01/2036         1,280,975
        745,637   FNMA #831852                                                          6.00         11/01/2036           745,004
         55,455   FNMA #832199                                                          4.50         07/01/2035            51,310
      1,448,771   FNMA #834657                                                          5.50         08/01/2035         1,416,301
      4,674,734   FNMA #835284                                                          5.50         09/01/2035         4,569,966
      3,406,756   FNMA #835331<<                                                        5.50         08/01/2035         3,330,405
        425,865   FNMA #836068                                                          4.50         10/01/2020           408,953
        577,435   FNMA #836958                                                          4.50         10/01/2035           534,275
      3,232,984   FNMA #839064<<                                                        6.00         01/01/2036         3,232,875
      1,346,923   FNMA #843901                                                          4.50         09/01/2035         1,246,249
        286,198   FNMA #845782                                                          4.50         10/01/2020           274,833
      1,429,619   FNMA #851264                                                          5.50         05/01/2021         1,421,327
        817,594   FNMA #878198                                                          5.50         09/01/2036           798,775
      1,910,616   FNMA #879094+/-                                                       5.36         05/01/2036         1,900,557
      1,468,676   FNMA #886958                                                          6.00         06/01/2036         1,467,429
      2,856,981   FNMA #895995<<                                                        6.50         07/01/2036         2,900,348
      1,381,247   FNMA #897130                                                          6.50         09/01/2036         1,402,214
        319,599   FNMA #899151                                                          5.00         04/01/2037           303,752
        642,522   FNMA #899561                                                          5.00         06/01/2037           610,664
        928,639   FNMA #904015                                                          6.00         01/01/2037           927,672

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 69


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     1,136,217   FNMA #904601                                                          6.00%        11/01/2036    $    1,135,253
        246,389   FNMA #904767+/-                                                       5.52         12/01/2036           244,807
        676,194   FNMA #907860+/-                                                       5.54         02/01/2037           673,363
      1,000,000   FNMA #908182                                                          5.50         12/01/2021           994,200
      1,938,077   FNMA #908249                                                          6.50         12/01/2036         1,967,496
        925,780   FNMA #909855                                                          5.50         02/01/2037           904,178
        974,805   FNMA #910093+/-                                                       5.74         03/01/2037           977,699
        274,132   FNMA #910535+/-                                                       5.54         01/01/2037           272,617
        522,444   FNMA #914224+/-                                                       5.46         03/01/2037           519,686
        358,841   FNMA #915595                                                          5.00         05/01/2037           341,049
        230,000   FNMA #915910                                                          5.00         03/01/2037           218,596
        876,817   FNMA #917101                                                          5.00         05/01/2037           833,341
        499,951   FNMA #918049                                                          6.50         05/01/2037           507,502
        123,084   FNMA #918068                                                          5.00         05/01/2037           116,981
        999,900   FNMA #918297                                                          5.00         05/01/2037           950,322
      5,124,620   FNMA #922672+/-                                                       4.34         06/01/2036         5,045,451
      2,104,177   FNMA #922674+/-                                                       4.78         04/01/2036         2,081,456
      1,285,565   FNMA #922675+/-                                                       4.80         06/01/2035         1,264,959
        199,981   FNMA #937086                                                          5.00         05/01/2037           190,065
         42,865   FNMA #937282                                                          5.00         05/01/2037            40,740
         74,219   FNMA #939452                                                          5.50         06/01/2037            72,488
        370,000   FNMA #939547                                                          5.00         07/01/2037           351,654
        321,460   FNMA #940796                                                          5.00         07/01/2037           305,521
      2,499,750   FNMA #940842                                                          5.50         08/01/2037         2,441,423
      1,499,999   FNMA #941390                                                          5.50         06/01/2037         1,464,999
        650,000   FNMA #944046                                                          5.50         07/01/2037           634,833
      1,000,000   FNMA #949594                                                          6.00         08/01/2022         1,010,948
        500,000   FNMA TBA%%,+/-                                                        5.00         09/01/2036           475,156
      1,500,000   FNMA TBA%%,+/-                                                        7.00         09/01/2037         1,541,718

                                                                                                                       93,830,608
                                                                                                                   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.11%
          2,215   GNMA #337120                                                          6.50         11/15/2023             2,266
          2,305   GNMA #379192                                                          6.50         12/15/2023             2,358
      2,336,570   GNMA #520782<<                                                        5.00         03/15/2035         2,253,289
      1,261,060   GNMA #605373<<                                                        5.50         09/15/2034         1,240,642
        995,478   GNMA #632007                                                          6.50         10/15/2036         1,014,507
      1,839,361   GNMA #633305<<                                                        5.50         12/15/2035         1,808,884
      1,334,707   GNMA #648391<<                                                        5.50         11/15/2035         1,312,592
        888,820   GNMA #653068                                                          5.50         03/15/2036           873,706
      1,144,745   GNMA #654920<<                                                        6.00         06/15/2036         1,150,446
        249,245   GNMA #658328                                                          4.50         03/15/2037           233,165
        499,999   GNMA #663342                                                          6.50         12/15/2036           509,557
        439,022   GNMA #664629                                                          7.00         03/15/2037           453,380
        299,971   GNMA #667470                                                          6.00         05/15/2037           301,429
        766,627   GNMA #668585                                                          6.00         08/15/2037           770,353
        750,001   GNMA #669078                                                          6.00         06/15/2037           753,645
        499,999   GNMA #671433                                                          6.00         07/15/2037           502,429
        233,374   GNMA #782167                                                          6.00         06/15/2037           234,571

                                                                                                                       13,417,219
                                                                                                                   --------------

TOTAL AGENCY SECURITIES (COST $161,923,425)                                                                           162,664,597
                                                                                                                   --------------

70 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES: 18.79%

US TREASURY BONDS: 5.29%
$     1,050,000   US Treasury Bond<<                                                    4.50%        02/15/2036    $      995,286
      2,525,000   US Treasury Bond<<                                                    4.75         02/15/2037         2,490,675
      1,400,000   US Treasury Bond<<                                                    5.50         08/15/2028         1,513,968
      1,150,000   US Treasury Bond<<                                                    6.00         02/15/2026         1,306,058
        550,000   US Treasury Bond<<                                                    6.13         11/15/2027           637,828
      2,500,000   US Treasury Bond<<                                                    6.25         08/15/2023         2,881,445
        500,000   US Treasury Bond<<                                                    6.25         05/15/2030           595,039
      1,000,000   US Treasury Bond<<                                                    6.38         08/15/2027         1,189,531
      2,250,000   US Treasury Bond<<                                                    6.63         02/15/2027         2,739,200
        500,000   US Treasury Bond<<                                                    6.88         08/15/2025           618,555
      2,000,000   US Treasury Bond<<                                                    7.50         11/15/2016         2,431,718
      1,100,000   US Treasury Bond<<                                                    8.00         11/15/2021         1,454,493
        750,000   US Treasury Bond<<                                                    8.13         08/15/2019           978,223
      2,500,000   US Treasury Bond<<                                                    8.75         05/15/2017         3,299,415
        400,000   US Treasury Bond<<                                                    8.75         08/15/2020           550,969
      2,475,000   US Treasury Bond                                                      8.88         08/15/2017         3,304,125
      3,750,000   US Treasury Bond<<                                                    8.88         02/15/2019         5,110,253
      1,100,000   US Treasury Bond<<                                                    9.13         05/15/2018         1,508,718

                                                                                                                       33,605,499
                                                                                                                   --------------
US TREASURY NOTES: 13.50%
      6,000,000   US Treasury Note<<                                                    2.63         03/15/2009         5,858,436
      3,000,000   US Treasury Note<<                                                    3.13         10/15/2008         2,963,436
      4,300,000   US Treasury Note<<                                                    3.38         09/15/2009         4,233,819
      2,500,000   US Treasury Note<<                                                    3.50         12/15/2009         2,462,110
      3,500,000   US Treasury Note<<                                                    3.88         05/15/2009         3,480,313
      5,650,000   US Treasury Note<<                                                    3.88         09/15/2010         5,603,212
      4,100,000   US Treasury Note<<                                                    3.88         02/15/2013         4,020,563
      2,600,000   US Treasury Note<<                                                    4.00         03/15/2010         2,588,422
      4,300,000   US Treasury Note<<                                                    4.25         01/15/2011         4,308,063
      2,000,000   US Treasury Note<<                                                    4.25         08/15/2013         1,993,282
      3,450,000   US Treasury Note<<                                                    4.25         11/15/2013         3,438,411
      1,870,000   US Treasury Note<<                                                    4.25         11/15/2014         1,851,592
      3,500,000   US Treasury Note<<                                                    4.50         04/30/2012         3,535,546
      3,000,000   US Treasury Note                                                      4.50         05/15/2017         2,987,343
      2,000,000   US Treasury Note<<                                                    4.63         11/30/2008         2,009,844
      3,000,000   US Treasury Note<<                                                    4.63         10/31/2011         3,044,064
      2,800,000   US Treasury Note<<                                                    4.63         12/31/2011         2,840,250
      2,000,000   US Treasury Note                                                      4.63         02/29/2012         2,030,624
      5,500,000   US Treasury Note<<                                                    4.63         07/31/2012         5,588,088
      4,300,000   US Treasury Note                                                      4.75         12/31/2008         4,326,875
      2,500,000   US Treasury Note                                                      4.75         02/28/2009         2,517,970
      3,000,000   US Treasury Note<<                                                    4.75         03/31/2011         3,055,314
      1,500,000   US Treasury Note<<                                                    4.88         10/31/2008         1,509,726
      2,000,000   US Treasury Note<<                                                    4.88         01/31/2009         2,017,344
      3,000,000   US Treasury Note<<                                                    4.88         08/15/2009         3,036,564
      1,950,000   US Treasury Note<<                                                    4.88         08/15/2016         1,998,598
      2,500,000   US Treasury Note<<                                                    5.00         08/15/2011         2,573,828

                                                                                                                       85,873,637
                                                                                                                   --------------

TOTAL US TREASURY SECURITIES (COST $117,972,725)                                                                      119,479,136
                                                                                                                   --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 71


DIVERSIFIED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING: 28.80%

COLLATERAL INVESTED IN OTHER ASSETS: 28.80%
$       630,244   American Express Bank FSB Series BKNT+/-                              5.59%        11/21/2007    $      630,263
          6,933   American General Finance Corporation+/-                               5.48         01/18/2008             6,930
         63,024   American Honda Finance Corporation Series MTN+++/-                    5.46         09/27/2007            63,022
      2,520,976   Amsterdam Funding Corporation                                         6.16         09/18/2007         2,515,833
      1,465,317   Atlas Capital Funding Corporation++                                   5.32         09/13/2007         1,463,398
      2,520,976   Atlas Capital Funding Corporation+++/-                                5.50         04/25/2008         2,520,548
      1,575,610   Atlas Capital Funding Corporation Series MTN1+++/-                    5.10         10/25/2007         1,575,673
      1,575,610   Atomium Funding Corporation++                                         5.89         09/19/2007         1,572,160
      3,151,220   BASF Finance Europe NV+++/-                                           5.35         09/19/2008         3,150,275
      1,575,610   Bear Stearns & Company+/-                                             5.46         10/05/2007         1,575,610
        324,576   Bear Stearns & Company+/-                                             5.96         09/27/2007           324,462
      3,151,220   Bear Stearns & Company Incorporated International
                  Repurchase Agreement -102% Collateralized
                  (Maturity Value $3,151,240)                                           5.55         09/04/2007         3,151,220
      6,302,441   Bear Stearns & Company Incorporated Repurchase
                  Agreement -102% Collateralized (Maturity Value
                  $6,302,480)                                                           5.60         09/04/2007         6,302,441
      3,040,928   Bear Stearns & Company Incorporated Series MTN+/-                     5.50         10/03/2007         3,039,711
      1,890,732   BNP Paribas+/-                                                        5.33         05/07/2008         1,888,180
      6,302,441   BNP Paribas Repurchase Agreement -102%
                  Collateralized (Maturity Value $6,302,480)                            5.58         09/04/2007         6,302,441
      2,520,976   Bryant Park Funding LLC++                                             6.12         09/19/2007         2,515,455
      1,890,732   Buckingham III CDO                                                    5.34         09/17/2007         1,887,140
      1,575,610   Cedar Springs Capital Company                                         5.37         09/07/2007         1,574,917
        548,880   Chariot Funding LLC++                                                 5.89         09/25/2007           547,200
      1,796,196   Cheyne Finance LLC+++/-                                               5.05         02/25/2008         1,706,458
        630,244   CIT Group Incorporated+/-                                             5.43         12/19/2007           623,198
     17,331,712   Citigroup Repurchase Agreement -102% Collateralized
                  (Maturity Value $17,331,819)                                          5.58         09/04/2007        17,331,712
        504,195   Clipper Receivables Corporation                                       6.15         09/19/2007           503,091
      1,440,108   Concord Minutemen Capital Company Series B+++/-                       5.45         09/04/2007         1,440,108
      1,418,049   Credit Agricole SA                                                    5.34         02/25/2008         1,417,268
     14,128,168   Credit Suisse First Boston Repurchase Agreement
                  -102% Collateralized (Maturity Value $14,128,256)                     5.60         09/04/2007        14,128,168
        144,326   Credit Suisse First Boston USA Incorporated Series
                  MTN+/-                                                                5.73         10/29/2007           144,424
      3,781,464   Cullinan Finance Corporation                                          5.31         09/04/2007         3,781,464
      1,575,610   Cullinan Finance Corporation+++/-                                     5.45         08/04/2008         1,575,122
      1,638,635   Deer Valley Funding LLC++                                             5.39         09/12/2007         1,636,717
      1,575,610   Deer Valley Funding LLC++                                             5.89         09/14/2007         1,573,310
      2,205,854   Ebbets Funding LLC                                                    6.23         09/25/2007         2,199,104
      2,205,854   Falcon Asset Securitization Corporation++                             5.30         09/14/2007         2,202,634
        945,366   Falcon Asset Securitization Corporation                               5.37         11/06/2007           936,697
         63,024   Five Finance Incorporated+++/-                                        5.33         09/13/2007            63,022
        630,244   Fountain Square Commercial Funding Corporation                        5.40         10/31/2007           625,013
      1,008,391   General Electric Capital Assurance Company+/-                         5.67         06/16/2008         1,008,391
      1,260,488   Harrier Finance Funding LLC                                           6.12         09/05/2007         1,260,299
      2,205,854   ING USA Annuity & Life Insurance+/-                                   5.66         08/16/2008         2,205,854
      6,188,997   K2 (USA) LLC                                                          6.14         10/05/2007         6,161,084
      2,268,879   Kestrel Funding US LLC+++/-                                           5.48         02/25/2008         2,268,788
        315,122   La Fayette Asset Securitization Corporation++                         6.30         09/05/2007           315,075
        945,366   Lexington Parker Capital Corporation                                  5.78         09/13/2007           944,128
        157,561   Liberty Light US Capital+++/-                                         5.09         11/21/2007           157,597
      1,827,708   Liberty Street Funding Corporation                                    6.09         09/18/2007         1,823,979
      2,520,976   Liberty Street Funding Corporation                                    6.25         09/27/2007         2,512,531
      4,726,830   Liquid Funding Limited+++/-                                           5.33         06/11/2008         4,726,169
         63,024   M&I Marshall & Ilsley Bank Series BKNT+/-                             5.53         02/15/2008            63,021
         47,268   Merrill Lynch & Company Incorporated Series MTNB+/-                   5.61         01/02/2008            47,270
      1,575,610   MetLife Global Funding I+++/-SS.                                      5.49         10/21/2008         1,573,704
      1,260,488   Mont Blanc Capital Corporation                                        6.07         09/24/2007         1,256,808

72 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 28.80%
$    945,366  MORGAN STANLEY+/-                                                         5.45%        04/07/2008    $       945,366
     135,502  MORGAN STANLEY+/-                                                         5.48         11/09/2007            135,386
  11,344,393  MORGAN STANLEY REPURCHASE AGREEMENT -102% COLLATERALIZED
              (MATURITY VALUE $11,344,464)                                              5.58         09/04/2007         11,344,394
     969,000  MORGAN STANLEY SERIES EXL+/-                                              5.69         09/15/2008            967,411
   1,575,610  NATEXIS BANQUES POPULAIRES+++/-                                           5.35         11/09/2007          1,575,862
     756,293  NORTH SEA FUNDING LLC++                                                   5.40         09/10/2007            755,635
   1,191,161  NORTH SEA FUNDING LLC++                                                   5.91         09/13/2007          1,189,601
   1,575,610  PARK AVENUE RECEIVABLES CORPORATION                                       6.06         09/11/2007          1,574,003
   1,386,537  PERRY GLOBAL FUNDING LLC SERIES A                                         6.21         09/11/2007          1,385,123
   1,121,834  PREMIUM ASSET TRUST+++/-                                                  5.50         07/15/2008          1,122,822
   2,959,311  RACERS TRUST SERIES 2004-6-MM+++/-                                        5.55         02/22/2008          2,959,965
   2,804,586  SANTANDER CENTRAL HISPANO FINANCE SA                                      5.28         09/26/2007          2,795,583
   1,134,439  SEDNA FINANCE INCORPORATED SERIES MTN+++/-                                5.33         10/26/2007          1,134,417
     939,316  SHEFFIELD RECEIVABLES CORPORATION++                                       5.81         09/14/2007            937,944
   4,726,830  SHEFFIELD RECEIVABLES CORPORATION++                                       6.02         09/20/2007          4,715,817
   1,260,488  SLM CORPORATION+++/-                                                      5.54         05/12/2008          1,241,593
   2,520,976  STANFIELD VICTORIA FUNDING LLC+++/-                                       5.36         04/03/2008          2,521,531
   1,071,415  SURREY FUNDING CORPORATION                                                5.83         09/06/2007          1,071,104
   1,726,869  TASMAN FUNDING INCORPORATED++                                             5.29         09/28/2007          1,720,825
     756,293  TEMPUS FUNDING LLC++                                                      6.19         09/27/2007            753,759
     140,544  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.79         09/18/2007            140,258
   1,190,027  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      6.09         09/20/2007          1,187,254
     630,244  THREE RIVERS FUNDING CORPORATION                                          5.81         09/13/2007            629,418
   2,043,377  THUNDER BAY FUNDING INCORPORATED                                          6.05         09/25/2007          2,037,125
   6,302,441  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.57         08/01/2008          6,302,441
   1,211,266  TRAVELERS INSURANCE COMPANY+/-                                            5.40         02/08/2008          1,211,242
     916,249  TULIP FUNDING CORPORATION                                                 6.12         09/21/2007            913,977
   1,575,610  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+++/-                    5.35         08/09/2008          1,576,004
     340,332  UNICREDITO ITALIANO BANK NY SERIES YCD+/-                                 5.36         12/03/2007            340,404
     107,142  UNICREDITO ITALIANO BANK NY SERIES YCD+/-                                 5.36         12/13/2007            106,870
     945,366  VERSAILLES CDS LLC                                                        5.31         09/07/2007            944,950
     646,000  VERSAILLES CDS LLC++                                                      5.40         09/24/2007            644,114
   1,575,610  VICTORIA FINANCE LLC+++/-                                                 5.35         05/02/2008          1,575,610
   1,575,610  VICTORIA FINANCE LLC+++/-                                                 5.47         08/07/2008          1,575,610
     343,231  WHISTLEJACKET CAPITAL LIMITED                                             5.32         09/28/2007            342,030
      94,537  WINDMILL FUNDING CORPORATION++                                            5.28         09/14/2007             94,399
       6,302  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                     5.36         10/19/2007              6,301
   1,260,488  YORKTOWN CAPITAL LLC++                                                    6.06         09/12/2007          1,259,013
     630,244  ZELA FINANCE CORPORATION                                                  5.34         10/26/2007            625,469

                                                                                                                       183,179,717
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $183,179,717)                                                            183,179,717
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 2.77%
  17,617,509  WELLS FARGO MONEY MARKET TRUST~+++                                        5.43         09/04/2007         17,617,509
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,617,509)                                                                         17,617,509
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $817,957,612)*                                      129.90%                                                  $   826,172,637

OTHER ASSETS AND LIABILITIES, NET                         (29.90)                                                     (190,181,778)
                                                          ------                                                   ---------------

TOTAL NET ASSETS                                          100.00%                                                  $   635,990,859
                                                          ------                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 73


DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

##    Long-term security of an affiliate of the fund with a cost of $1,985,501.

@ Foreign bond principal is denominated in US dollars except as indicated parenthetically.

%%    Securities issued on a when-issued (TBA) basis. (See Note 2)

^     Zero coupon bond. Interest rate presented is yield to maturity.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the fund with a cost of $17,617,509.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

74 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.23%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
       4,900  KURITA WATER INDUSTRIES LIMITED                                                                      $       148,959
                                                                                                                   ---------------

AEROSPACE, DEFENSE: 0.10%
      24,734  BE AEROSPACE INCORPORATED+                                                                                   963,884
      17,288  ROLLS ROYCE GROUP PLC                                                                                        178,119

                                                                                                                         1,142,003
                                                                                                                   ---------------

AGRICULTURAL PRODUCTION CROPS: 0.03%
      17,975  CHIQUITA BRANDS INTERNATIONAL INCORPORATED<<                                                                 280,410
      54,500  SINAR MAS AGRO RESOURCES AND TECHNOLOGY TBK PT+                                                               26,118

                                                                                                                           306,528
                                                                                                                   ---------------

AGRICULTURAL SERVICES: 0.17%
       2,252  ABB GRAIN LIMITED                                                                                             15,224
      31,900  ASIATIC DEVELOPMENT BHD                                                                                       51,018
      14,500  ASTRA AGRO LESTARI TBK PT                                                                                     22,082
       1,387  ASTRAL FOODS LIMITED                                                                                          23,898
      43,101  AWB LIMITED                                                                                                  104,770
      32,000  CHAODA MODERN AGRICULTURE LIMITED                                                                             24,664
       1,228  CRESUD SACIFYA                                                                                                25,395
      31,000  GOLDEN AGRI-RESOURCES LIMITED                                                                                 44,537
      58,900  GOLDEN HOPE PLANTATIONS BHD+                                                                                 132,889
      10,900  HIGHLANDS & LOWLANDS BHD                                                                                      22,102
     182,400  IOI CORPORATION BHD                                                                                          260,460
      48,700  KUALA LUMPUR KEPONG BHD                                                                                      152,992
      46,500  KUMPULAN GUTHRIE BHD                                                                                          79,680
      14,000  OLAM INTERNATIONAL LIMITED                                                                                    27,736
      47,261  PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA TBK PT                                                         32,715
       8,300  UNITED MALACCA BHD                                                                                            13,274
       3,600  UNITED PLANTATIONS BHD                                                                                        12,235
      22,370  VCA ANTECH INCORPORATED+<<                                                                                   914,709
       1,800  YARA INTERNATIONAL ASA                                                                                        47,856

                                                                                                                         2,008,236
                                                                                                                   ---------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.02%
      19,577  AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                        41,639
      19,046  EMPRESA BRASILEIRA DE AERONAUTICA SA                                                                         216,476

                                                                                                                           258,115
                                                                                                                   ---------------
AMUSEMENT & RECREATION SERVICES: 0.44%
      10,623  ARISTOCRAT LEISURE LIMITED                                                                                   121,722
      17,878  BALLY TECHNOLOGIES INCORPORATED+<<                                                                           593,013
      44,700  BEC WORLD PCL                                                                                                 30,226
     113,400  BERJAYA SPORTS TOTO BHD                                                                                      161,283
      60,000  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                       37,858
       1,141  CLUB MEDITERRANEE+                                                                                            78,493
       8,116  EMI GROUP PLC+                                                                                                43,692
         714  FLIGHT CENTRE LIMITED                                                                                         11,407
         917  GESTEVISION TELECINCO SA                                                                                      24,359
       1,200  H.I.S COMPANY LIMITED                                                                                         30,373
       4,270  INFORMA PLC                                                                                                   49,246
       9,215  INTERNATIONAL GAME TECHNOLOGY                                                                                351,737
       8,255  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                                   388,645

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 75


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                                                             VALUE
AMUSEMENT & RECREATION SERVICES (continued)
       3,492  INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                    $       123,491
       4,030  JOHNNIC COMMUNICATIONS LIMITED                                                                                49,706
       5,120  KANGWON LAND INCORPORATED                                                                                    122,775
          74  KUONI REISEN HOLDING                                                                                          37,340
      10,076  LADBROKERS PLC                                                                                                88,475
      10,000  LI NING COMPAY LIMITED                                                                                        28,406
       8,645  LIFE TIME FITNESS INCORPORATED+<<                                                                            480,403
       2,636  LOTTOMATICA SPA                                                                                               94,728
      48,700  MAGNUM CORPORATION BHD                                                                                        38,665
      72,300  MEDIA PRIMA BHD                                                                                               55,750
       4,700  NAMCO BANDAI HOLDINGS INCORPORATED                                                                            68,152
       4,627  0PAP SA                                                                                                      169,302
       1,400  0RIENTAL LAND COMPANY LIMITED                                                                                 79,074
      17,971  PARTYGAMING PLC                                                                                               10,236
      16,060  PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                       446,789
       9,043  PRIMEDIA LIMITED                                                                                              31,859
     131,215  RESORTS WORLD BHD                                                                                            142,401
       2,880  RESORTTRUST INCORPORATED                                                                                      63,176
          12  ROUND ONE CORPORATION                                                                                         28,189
       3,500  SEGA SAMMY HOLDINGS INCORPORATED                                                                              53,230
      23,215  SIX FLAGS INCORPORATED+<<                                                                                     93,324
      10,439  TABCORP HOLDINGS LIMITED                                                                                     130,635
      47,996  TATTERSALL'S LIMITED                                                                                         164,592
      11,000  TOKYO DOME CORPORATION                                                                                        51,395
      12,000  TOKYOTOKEIBA COMPANY LIMITED                                                                                  28,396
       5,056  WARNER MUSIC GROUP CORPORATION                                                                                58,144
      20,676  WESTWOOD ONE INCORPORATED+                                                                                    59,754
       3,265  WILLIAM HILL PLC                                                                                              40,486
      11,376  WMS INDUSTRIES INCORPORATED+                                                                                 334,909

                                                                                                                         5,095,836
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.86%
       9,309  ABERCROMBIE & FITCH COMPANY CLASS A                                                                          732,618
       1,952  ADIDAS-SALOMON AG                                                                                            114,741
      19,947  AEROPOSTALE INCORPORATED+<<                                                                                  412,903
       7,230  ANN TAYLOR STORES CORPORATION+                                                                               226,588
       3,300  AOKI HOLDINGS INCORPORATED                                                                                    62,842
       3,400  AOYAMA TRADING COMPANY LIMITED                                                                                91,908
         766  BEIERSDORF AG                                                                                                 51,412
       1,126  BULGARI SPA                                                                                                   15,799
      10,866  CATO CORPORATION                                                                                             239,813
         461  CHARLES VOEGELE HOLDING AG                                                                                    42,824
      45,931  CHARMING SHOPPES INCORPORATED+<<                                                                             415,216
      18,022  CHICO'S FAS INCORPORATED+                                                                                    287,992
       5,852  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                                 168,304
       2,000  CHIYODA COMPANY LIMITED                                                                                       33,267
      19,500  CITIZEN HOLDINGS COMPANY LIMITED                                                                             181,544
      24,680  COLLECTIVE BRANDS INCORPORATED+                                                                              583,188
     157,785  COMPAL ELECTRONIC INCORPORATED                                                                               175,476
       7,000  DAIMARU INCORPORATED(A)                                                                                       77,454
       2,449  DEBENHAMS PLC                                                                                                  5,950
       1,500  FAST RETAILING COMPANY LIMITED                                                                                87,961
     256,000  GIORDANO INTERNATIONAL LIMITED                                                                               123,771
       9,000  HANKYU DEPARTMENT STORES                                                                                      78,582
      14,410  HOT TOPIC INCORPORATED+<<                                                                                    120,612

76 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
APPAREL & ACCESSORY STORES (continued)
       2,431  INDUSTRIA DE DISENO TEXTIL SA                                                                        $       142,566
       6,600  ISETAN COMPANY LIMITED                                                                                        87,039
      11,299  J.CREW GROUP INCORPORATED+<<                                                                                 562,803
      22,104  JUST GROUP LIMITED                                                                                            81,591
       7,791  KOHL'S CORPORATION+                                                                                          462,006
       3,237  L'OREAL SA                                                                                                   379,138
       1,200  LG FASHION CORPORATION+                                                                                       35,745
       3,186  LOJAS RENNER SA                                                                                               55,260
         465  LOTTE SHOPPING COMPANY LIMITED                                                                               173,700
      12,300  MARUI COMPANY LIMITED                                                                                        140,857
      10,000  MITSUKOSHI LIMITED                                                                                            44,477
       2,177  NEXT PLC                                                                                                      84,759
       2,400  NISHIMATSUYA CHAIN COMPANY LIMITED                                                                            31,630
       5,768  NORDSTROM INCORPORATED                                                                                       277,441
       1,603  ORIFLAME COSMETICS SA                                                                                         87,843
      26,063  PACIFIC SUNWEAR OF CALIFORNIA+                                                                               365,143
         742  PINAULT-PRINTEMPTS-REDOUTE SA                                                                                128,269
         730  POINT INCORPORATED                                                                                            31,460
         122  PUMA AG RUDOLF DASSLER SPORT                                                                                  48,984
     121,380  QUANTA COMPUTER INCORPORATED                                                                                 197,518
       2,386  REITMAN'S CANADA LIMITED CLASS A                                                                              54,928
       1,000  RIGHT ON COMPANY LIMITED                                                                                      10,424
      18,123  ROSS STORES INCORPORATED                                                                                     504,363
         900  SHIMANURA COMPANY LIMITED                                                                                     83,479
       9,000  SHISEIDO COMPANY LIMITED                                                                                     187,711
       7,427  SIGNET GROUP PLC                                                                                              14,151
         533  SWATCH GROUP AG                                                                                               29,937
         310  SWATCH GROUP AG CLASS B                                                                                       92,764
       9,000  TAKASHIMAYA COMPANY LIMITED                                                                                   96,537
       8,364  TALBOTS INCORPORATED<<                                                                                       177,986
      18,357  TRUWORTHS INTERNATIONAL LIMITED                                                                               84,267
       8,555  UNDER ARMOUR INCORPORATED+<<                                                                                 556,161
       1,200  UNI-CHARM CORPORATION                                                                                         69,229
       1,900  UNITED ARROWS LIMITED                                                                                         30,028
      12,061  URBAN OUTFITTERS INCORPORATED+<<                                                                             276,197
      10,000  YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                          30,201

                                                                                                                        10,047,357
                                                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.39%
       7,091  BILLABONG INTERNATIONAL LIMITED                                                                               91,988
       4,229  BURBERRY GROUP PLC                                                                                            52,056
       6,321  GUESS? INCORPORATED                                                                                          335,013
       5,000  GUNZE LIMITED                                                                                                 25,132
      12,620  HANESBRANDS INCORPORATED+                                                                                    378,095
       4,751  HENNES & MAURITZ AB CLASS B                                                                                  267,581
         768  HERMES INTERNATIONAL                                                                                          82,828
      15,700  JONES APPAREL GROUP INCORPORATED                                                                             301,283
       8,724  KELLWOOD COMPANY<<                                                                                           171,863
      13,600  LIZ CLAIBORNE INCORPORATED                                                                                   464,712
          52  LPP SA+                                                                                                       44,995
         206  NOBEL BIOCARE HOLDING AG                                                                                      56,105
       3,000  ONWARD KASHIYAMA COMPANY LIMITED                                                                              35,469
      14,674  PHILLIPS-VAN HEUSEN CORPORATION                                                                              854,467
       6,624  POLO RALP LAUREN CORPORATION                                                                                 500,377
       5,000  PORTS DESIGN LIMITED                                                                                          13,498

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 77


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
        103,006   POU CHEN CORPORATION                                                                               $      103,006
         46,668   QUIKSILVER INCORPORATED+<<                                                                                624,885
          3,000   SANYO SHOKAI LIMITED                                                                                       25,650
            370   VALENTINO FASHION GROUP SPA                                                                                17,601
          3,000   WACOAL CORPORATION                                                                                         37,646
         34,000   YGM TRADING LIMITED                                                                                        28,080

                                                                                                                          4,512,330
                                                                                                                     --------------

APPLICATIONS SOFTWARE: 0.02%
         14,300   WIPRO LIMITED<<                                                                                           209,209
                                                                                                                     --------------

AUTO PARTS & EQUIPMENT: 0.01%
          4,240   HYUNDAI AUTONET COMPANY LIMITED                                                                            33,439
         96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                             37,852
        310,300   YARNAPUND PCL                                                                                              41,602

                                                                                                                            112,893
                                                                                                                     --------------

AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
          1,200   TOKAI RIKA COMPANY LIMITED                                                                                 32,231
                                                                                                                     --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.65%
         69,314   TOYOTA MOTOR CORPORATION                                                                                4,046,659
         11,237   ADVANCE AUTO PARTS INCORPORATED                                                                           399,588
            700   AUTOBACS SEVEN COMPANY LIMITED                                                                             18,499
         19,354   AUTONATION INCORPORATED+<<                                                                                367,339
          5,300   AUTOZONE INCORPORATED+                                                                                    642,837
          3,082   BAYERISCHE MOTOREN WERKE AG                                                                               187,377
          1,600   BRIDGESTONE CORPORATION                                                                                    32,058
            800   CANADIAN TIRE CORPORATED LIMITED CLASS A                                                                   58,795
         23,382   CARMAX INCORPORATED+                                                                                      529,836
             24   D'IETEREN SA                                                                                                9,547
            930   DAEWOO MOTOR SALES CORPORATION                                                                             46,782
         13,000   HOTAI MOTOR COMPANY LIMITED                                                                                33,288
         62,800   NISSAN MOTOR COMPANY LIMITED                                                                              604,190
         12,014   O'REILLY AUTOMOTIVE INCORPORATED+                                                                         426,978
          1,567   PEUGEOT SA                                                                                                133,415
            610   USS COMPANY LIMITED                                                                                        41,039

                                                                                                                          7,578,227
                                                                                                                     --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.04%
          7,727   RYDER SYSTEM INCORPORATED                                                                                 423,053
         34,985   TIGER AUTOMOTIVE LIMITED+                                                                                  61,259

                                                                                                                            484,312
                                                                                                                     --------------

BIOPHARMACEUTICALS: 0.03%
         12,776   THERAVANCE INCORPORATED+                                                                                  401,294
                                                                                                                     --------------

BUILDING: 0.00%
          1,216   BOVIS HOMES GROUP PLC                                                                                      18,854
                                                                                                                     --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.84%
          3,391   AMEC PLC                                                                                                   44,612
          1,881   BALFOUR BEATTY PLC                                                                                         17,958
          3,720   BARRATT DEVELOPMENTS PLC                                                                                   69,634
            491   BELLWAY PLC                                                                                                12,573
          1,204   BERKELEY GROUP HOLDINGS PLC                                                                                39,011

78 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
            371   BILFINGER BERGER AG                                                                                $       30,465
          2,798   CARILLION PLC                                                                                              22,679
         15,598   CENTEX CORPORATION<<                                                                                      450,938
        184,900   CH KARNCHANG PCL                                                                                           45,538
        149,000   CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED+                                                        322,166
          3,000   COMSYS HOLDINGS CORPORATION                                                                                33,630
         38,084   CONSORCIO ARA SAB DE CV                                                                                    57,611
         19,094   CSR LIMITED                                                                                                52,508
          1,149   DAELIM INDUSTRIAL COMPANY LIMITED                                                                         192,255
          3,557   DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                         101,975
         12,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                      159,185
          5,722   DESARROLLADORA HOMEX SA DE CV+                                                                             52,589
         59,800   DIALOG GROUP BHD                                                                                           29,887
         35,375   DR HORTON INCORPORATED<<                                                                                  534,516
            531   EIFFAGE SA                                                                                                 62,208
         12,922   EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV+                                                               71,385
          4,075   ENKA INSAAT VE SANAYI AS                                                                                   44,834
         73,800   GAMUDA BHD+                                                                                               158,075
         12,747   GLOBE TRADE CENTRE SA+                                                                                    191,705
          3,187   GROUP FIVE LIMITED                                                                                         24,728
          1,562   GS ENGINEERING & CONSTRUCTION CORPORATION                                                                 246,377
          1,351   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED(a)                                                 111,534
         22,500   HASEKO CORPORATION+                                                                                        60,627
            486   HOCHTIEF AG                                                                                                48,747
          1,915   HOLCIM LIMITED                                                                                            206,881
         15,936   HOVNANIAN ENTERPRISES INCORPORATED CLASS A+<<                                                             189,160
          2,730   HYUNDAI DEVELOPMENT COMPANY                                                                               244,399
          2,352   HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                       190,005
         33,000   IJM CORPORATION BHD                                                                                        68,799
         13,306   IMPREGILO SPA                                                                                              96,250
         82,400   ITALIAN-THAI DEVELOPMENT PCL                                                                               16,091
          5,000   JGC CORPORATION                                                                                            88,091
            771   JM AB                                                                                                      20,343
         23,000   KAJIMA CORPORATION                                                                                         95,742
         10,251   KB HOME<<                                                                                                 311,015
          6,000   KINDEN CORPORATION                                                                                         51,455
          1,090   KONINKLIJKE BAM GROEP NV                                                                                   29,519
          1,000   KUMHO INDUSTRIAL COMPANY LIMITED                                                                           71,619
        151,700   LAND & HOUSES PCL                                                                                          30,066
          2,890   LEIGHTON HOLDINGS LIMITED                                                                                 103,696
         16,288   LENNAR CORPORATION CLASS A                                                                                460,462
            826   LENNAR CORPORATION CLASS B                                                                                 22,178
          4,224   MDC HOLDINGS INCORPORATED                                                                                 187,926
         43,341   NEW WORLD DEVELOPMENT LIMITED                                                                             103,494
         18,000   OBAYASHI CORPORATION                                                                                       92,961
          9,000   OKUMURA CORPORATION                                                                                        50,367
            922   PBG SA+                                                                                                   124,861
          2,733   PERSIMMON PLC                                                                                              63,755
         27,211   PULTE HOMES INCORPORATED                                                                                  452,791
         34,190   PYI CORPORATION LIMITED                                                                                    14,250
          5,332   RYLAND GROUP INCORPORATED<<                                                                               152,708
         12,000   SEKISUI CHEMICAL COMPANY LIMITED                                                                           88,920
         16,000   SEKISUI HOUSE LIMITED                                                                                     207,825
         16,000   SEMBCORP INDUSTRIES LIMITED                                                                                59,304
         18,000   SHIMIZU CORPORATION                                                                                       114,725

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 79


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
         26,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                         $       62,768
        291,300   SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                   49,668
         24,869   STANDARD-PACIFIC CORPORATION<<                                                                            249,436
         12,319   SUEZ SA                                                                                                   700,462
         27,000   TAISEI CORPORATION                                                                                         86,277
         11,176   TAYLOR WOODROW PLC                                                                                         78,247
         11,000   TODA CORPORATION                                                                                           59,755
         17,019   TOLL BROTHERS INCORPORATED+<<                                                                             363,526
          8,065   UNITED CONSTRUCTION GROUP LIMITED                                                                         114,524
         51,000   UNITED FIBER SYSTEM LIMITED                                                                                 7,695
          4,564   VINCI SA                                                                                                  324,792
         10,520   WCI COMMUNITIES INCORPORATED+<<                                                                            98,046
          3,013   WILSON BAYLY HOLMES-OVCON LIMITED                                                                          43,050
          1,144   YIT OYJ                                                                                                    34,503
         27,700   YTL CORPORATION BHD+                                                                                       58,541
         10,000   ZELAN BHD                                                                                                  14,994
            369   ZPH STALPRODUKT SA                                                                                        133,213

                                                                                                                          9,779,105
                                                                                                                     --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.51%
         26,000   ASAHI GLASS COMPANY LIMITED                                                                               325,814
          4,000   CENTRAL GLASS COMPANY LIMITED                                                                              20,624
          5,800   DAIKIN INDUSTRIES LIMITED                                                                                 260,472
         15,570   FASTENAL COMPANY                                                                                          710,148
         18,911   FLETCHER BUILDING LIMITED                                                                                 156,109
            500   FLSMIDTH & COMPANY A/S                                                                                     47,182
         21,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                     91,044
            420   GEBERIT AG                                                                                                 61,841
          1,859   GRAFTON GROUP PLC                                                                                          24,818
         41,559   HOME DEPOT INCORPORATED                                                                                 1,592,125
            600   KCI KONECRANES OYJ                                                                                         22,780
          2,000   KEIYO COMPANY LIMITED                                                                                      12,367
         27,398   KINGFISHER PLC                                                                                            115,178
          1,140   KINGSPAN GROUP PLC                                                                                         29,506
          2,600   KOMERI COMPANY LIMITED                                                                                     68,262
         41,194   LOWE'S COMPANIES INCORPORATED                                                                           1,279,486
          8,000   MATSUSHITA ELECTRIC WORKS LIMITED                                                                          97,901
         13,000   NIPPON SHEET GLASS COMPANY LIMITED                                                                         76,682
          1,435   REECE AUSTRALIA LIMITED                                                                                    32,298
          3,600   RINNAI CORPORATION                                                                                        111,927
          1,161   RONA INCORPORATED+                                                                                         23,649
         10,621   SANDVIK AB                                                                                                215,948
          5,000   SANWA SHUTTER CORPORATION                                                                                  29,277
            522   SCHINDLER HOLDING AG                                                                                       31,953
          2,422   SCHNEIDER ELECTRIC SA                                                                                     321,688
         89,000   TECHTRONIC INDUSTRIES COMPANY                                                                             100,441
            748   WIENERBERGER AG                                                                                            53,363

                                                                                                                          5,912,883
                                                                                                                     --------------

BUSINESS SERVICES: 5.85%
         59,626   3COM CORPORATION+                                                                                         223,598
          9,178   ACI WORLDWIDE INCORPORATED+                                                                               238,444
          1,181   ADECCO SA                                                                                                  76,933
          6,437   ADMINISTAFF INCORPORATED<<                                                                                222,077
         16,044   ADOBE SYSTEMS INCORPORATED+                                                                               685,881

80 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
          4,793   ADVENT SOFTWARE INCORPORATED+<<                                                                    $      192,056
         10,023   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        501,451
         17,540   AKAMAI TECHNOLOGIES INCORPORATED+                                                                         565,139
          7,019   ALLIANCE DATA SYSTEMS CORPORATION+                                                                        550,641
         18,359   ANSYS INCORPORATED+<<                                                                                     608,234
          7,738   ARBITRON INCORPORATED                                                                                     385,585
         29,171   ARIBA INCORPORATED+<<                                                                                     256,705
          1,198   ASSECO POLAND SA                                                                                           34,967
          3,332   ASX LIMITED                                                                                               126,536
            655   ATOS ORIGIN SA+                                                                                            36,851
         25,059   AUTODESK INCORPORATED+                                                                                  1,160,733
         15,029   AUTOMATIC DATA PROCESSING INCORPORATED                                                                    687,426
          1,660   AUTONOMY CORPORATION PLC+                                                                                  31,010
         38,730   AVIS BUDGET GROUP INCORPORATED+<<                                                                         898,923
          1,203   BAIDU.COM INCORPORATED ADR+<<                                                                             250,465
          2,762   BANCA CR FIRENZE                                                                                           24,720
         50,340   BEA SYSTEMS INCORPORATED+                                                                                 614,148
         21,800   BMC SOFTWARE INCORPORATED+                                                                                667,516
            675   BOLSAS Y MARCADOS ESPANOLES                                                                                37,314
         23,667   BORLAND SOFTWARE CORPORATION+<<                                                                           107,922
         32,328   BRAMBLES LIMITED+                                                                                         365,133
          8,208   CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                                418,772
         35,503   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    771,125
          6,667   CERNER CORPORATION+<<                                                                                     380,286
          3,000   CGI GROUP INCORPORATED+                                                                                    33,239
         37,784   CHECK POINT SOFTWARE TECHNOLOGIES+                                                                        886,413
          7,483   CHECKFREE CORPORATION+<<                                                                                  345,939
            168   CHEIL COMMUNICATIONS INCORPORATED                                                                          48,701
        134,000   CHINA UNICOM LIMITED                                                                                      250,209
          7,762   CHOICEPOINT INCORPORATED+<<                                                                               305,357
         18,670   CIBER INCORPORATED+                                                                                       148,053
         19,700   CITRIX SYSTEMS INCORPORATED+                                                                              716,095
         10,048   COGNEX CORPORATION                                                                                        185,386
         15,654   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     1,150,726
            400   COGNOS INCORPORATED+                                                                                       16,042
         22,366   COMPUTER SCIENCES CORPORATION+                                                                          1,251,378
          9,699   COMPUTERSHARE LIMITED                                                                                      81,763
         40,983   COMPUWARE CORPORATION+                                                                                    332,372
         18,177   CONVERGYS CORPORATION+                                                                                    304,465
         16,507   CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                   381,642
          1,400   CSK HOLDINGS CORPORATION                                                                                   51,386
         38,000   DALIAN PORT PDA COMPANY LIMITED+                                                                           27,778
          4,243   DATATEC LIMITED+                                                                                           24,963
          2,629   DCC PLC                                                                                                    69,478
          1,565   DE LA RUE                                                                                                  23,476
         19,543   DELUXE CORPORATION                                                                                        743,025
             17   DENA COMPANY LIMITED                                                                                       73,115
             40   DENTSU INCORPORATED                                                                                       111,581
         11,105   DIGITAL RIVER INCORPORATED+<<                                                                             514,828
          5,345   DST SYSTEMS INCORPORATED+<<                                                                               408,679
         47,128   EARTHLINK INCORPORATED+                                                                                   359,115
         27,908   EBAY INCORPORATED+                                                                                        951,663
          8,232   ELECTRONIC ARTS INCORPORATED+                                                                             435,802
         21,364   ELECTRONICS FOR IMAGING INCORPORATED+                                                                     557,173
         10,305   EXPERIAN GROUP LIMITED                                                                                    108,666

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 81


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
         22,206   F5 NETWORKS INCORPORATED+                                                                          $      776,544
          4,588   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     274,959
         20,974   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       994,168
         20,616   FIRST DATA CORPORATION                                                                                    684,864
         18,214   FISERV INCORPORATED+                                                                                      847,315
         17,614   FOCUS MEDIA HOLDING LIMITED+<<                                                                            709,316
          3,195   FORRESTER RESEARCH INCORPORATED+                                                                           81,185
         21,000   GALLANT VENTURE LIMITED+                                                                                   14,603
          1,693   GARDA WORLD SECURITY CORPORATION CLASS A+                                                                  28,056
          2,863   GEMALTO NV+                                                                                                73,434
          5,178   GETTY IMAGES INCORPORATED+                                                                                161,502
          8,466   GLOBAL PAYMENTS INCORPORATED                                                                              334,238
          6,391   GOOGLE INCORPORATED CLASS A+<<                                                                          3,292,963
         20,520   GREATEK ELECTRONIC INCORPORATED                                                                            31,961
         50,000   GUANGDONG INVESTMENT LIMITED                                                                               31,356
         32,102   HENRY JACK AND ASSOCIATES INCORPORATED                                                                    842,356
         30,500   HONG KONG EXCHANGES & CLEARING LIMITED                                                                    561,291
         23,245   INFORMATICA CORPORATION+<<                                                                                324,500
          7,453   INFOSPACE INCORPORATED+                                                                                   104,417
         32,436   INFOSYS TECHNOLOGIES LIMITED ADR                                                                        1,547,522
         60,683   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            664,479
         14,222   INTERWOVEN INCORPORATED+                                                                                  185,313
         34,142   INTUIT INCORPORATED+                                                                                      932,418
         19,452   IRON MOUNTAIN INCORPORATED+<<                                                                             549,714
         10,572   JDA SOFTWARE GROUP INCORPORATED+                                                                          219,369
         15,184   JUNIPER NETWORKS INCORPORATED+<<                                                                          499,857
            560   JYSKE BANK+                                                                                                41,681
             12   KABU.COM SECURITIES COMPANY LIMITED                                                                        13,265
              8   KENEDIX INCORPORATED                                                                                       11,745
         28,138   KEPPEL CORPORATION LIMITED                                                                                236,275
            898   KONE OYJ                                                                                                   58,621
          2,000   KYOWA EXEO CORPORATION                                                                                     21,384
          7,467   LAMAR ADVERTISING COMPANY+                                                                                395,154
          1,880   LG DACOM CORPORATION                                                                                       49,089
         15,304   LOGICACMG PLC                                                                                              50,296
         20,593   MAN GROUP PLC                                                                                             204,904
          9,100   MANPOWER INCORPORATED                                                                                     639,366
         34,000   MARUBENI CORPORATION                                                                                      277,485
          7,091   MASTERCARD INCORPORATED CLASS A<<                                                                         971,396
         32,495   MENTOR GRAPHICS CORPORATION+<<                                                                            453,630
          3,363   MICHAEL PAGE INTERNATIONAL PLC                                                                             32,530
        235,871   MICROSOFT CORPORATION                                                                                   6,776,574
         36,400   MITSUBISHI CORPORATION                                                                                  1,024,821
            136   MONEX BEANS HOLDINGS INCORPORATED                                                                          91,379
         12,541   MONSTER WORLDWIDE INCORPORATED+                                                                           428,902
         10,603   NAVTEQ CORPORATION+                                                                                       667,989
         19,185   NCR CORPORATION+                                                                                          954,837
          6,800   NETEASE.COM INCORPORATED ADR+<<                                                                           112,472
         13,943   NETFLIX INCORPORATED+<<                                                                                   244,281
         43,808   NOVELL INCORPORATED+                                                                                      325,932
         32,741   NWS HOLDINGS LIMITED                                                                                       74,487
          1,778   OMX AB                                                                                                     61,346
        110,015   ORACLE CORPORATION+                                                                                     2,231,104
         11,600   PACKETEER INCORPORATED+<<                                                                                  85,492
         43,295   PARAMETRIC TECHNOLOGY CORPORATION+<<                                                                      762,425

82 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
         32,615   PEROT SYSTEMS CORPORATION CLASS A+                                                                 $      509,772
            863   PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                       54,140
         10,742   PROGRESS SOFTWARE CORPORATION+                                                                            327,846
            499   PROKOM SOFTWARE SA                                                                                         23,314
         24,488   PSION PLC                                                                                                  59,866
          6,622   RADISYS CORPORATION+                                                                                       72,378
         20,629   RED HAT INCORPORATED+<<                                                                                   401,234
         26,624   RENT-A-CENTER INCORPORATED+<<                                                                             511,713
          1,169   REUTERS GROUP PLC<<                                                                                        91,299
         17,940   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                  573,004
         17,809   S1 CORPORATION+                                                                                           138,910
            930   S1 CORPORATION (KOREA)                                                                                     50,945
          9,656   SALESFORCE.COM INCORPORATED+<<                                                                            390,392
          9,309   SAP AG                                                                                                    501,287
         17,788   SATYAM COMPUTER SERVICES LIMITED<<                                                                        453,238
          3,200   SECURITAS AB                                                                                               42,215
          4,457   SEEK LIMITED                                                                                               29,912
             57   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                            68,085
         24,000   SINGAPORE EXCHANGE LIMITED                                                                                153,508
          1,700   SOHGO SECURITY SERVICES COMPANY LIMITED                                                                    26,780
         25,424   SONICWALL INCORPORATED+                                                                                   218,138
         17,754   SOTHEBY'S HOLDINGS INCORPORATED                                                                           768,393
         25,438   SPHERION CORPORATION+                                                                                     224,872
          1,100   SQUARE ENIX COMPANY LIMITED                                                                                34,105
         11,032   SRA INTERNATIONAL INCORPORATED CLASS A+<<                                                                 311,213
          1,000   SUMITOMO WAREHOUSE COMPANY LIMITED                                                                          6,460
         75,476   SUN MICROSYSTEMS INCORPORATED+                                                                            404,551
         17,000   SWIRE PACIFIC LIMITED                                                                                     187,928
         34,620   SYBASE INCORPORATED+<<                                                                                    797,991
         24,868   SYMANTEC CORPORATION+<<                                                                                   467,767
         18,120   SYNOPSYS INCORPORATED+                                                                                    495,038
         10,774   TELETECH HOLDINGS INCORPORATED+<<                                                                         315,140
         10,921   THE BRINK'S COMPANY                                                                                       626,429
         17,357   THQ INCORPORATED+                                                                                         499,708
         77,147   TIBCO SOFTWARE INCORPORATED+                                                                              610,233
            600   TOKYU LIVABLE INCORPORATED                                                                                 11,659
          8,673   TOMKINS PLC                                                                                                41,750
            492   TOMTOM NV+                                                                                                 32,010
          6,300   TOYOTA TSUSHO CORPORATION                                                                                 156,153
         29,000   TRAVELSKY TECHNOLOGY LIMITED CLASS H                                                                       23,319
          1,055   TRAVIS PERKINS PLC                                                                                         37,970
         45,702   UNISYS CORPORATION+                                                                                       336,824
         25,503   UNITED ONLINE INCORPORATED                                                                                366,478
         26,183   VALUECLICK INCORPORATED+<<                                                                                524,707
          7,592   VIAD CORPORATION                                                                                          271,414
         10,921   VIGNETTE CORPORATION+                                                                                     213,069
         11,573   WEBSENSE INCORPORATED+<<                                                                                  238,057
         26,000   WHARF HOLDINGS LIMITED                                                                                    107,032
         30,215   WIND RIVER SYSTEMS INCORPORATED+<<                                                                        318,768
         11,890   WPP GROUP PLC                                                                                             169,251
          1,043   WS ATKINS PLC                                                                                              22,481
         34,450   YAHOO! INCORPORATED+<<                                                                                    783,049
            313   YAHOO! JAPAN CORPORATION                                                                                  115,966

                                                                                                                         68,303,422
                                                                                                                     --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 83


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
CASINO & GAMING: 0.15%
          3,100   MGM MIRAGE+                                                                                        $      260,307
          7,696   PENN NATIONAL GAMING INCORPORATED+                                                                        452,525
          8,290   WYNN RESORTS LIMITED+<<                                                                                 1,025,722

                                                                                                                          1,738,554
                                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS: 6.92%
         42,594   ABBOTT LABORATORIES                                                                                     2,211,055
          2,691   ABRAXIS BIOSCIENCE INCORPORATED+<<                                                                         59,041
          1,095   ACTELION LIMITED+                                                                                          60,687
          8,155   ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+<<                                                            314,457
          2,300   ADEKA CORPORATION                                                                                          23,042
          1,300   AGRIUM INCORPORATED                                                                                        59,399
          2,326   AIR LIQUIDE                                                                                               296,422
          4,140   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     372,641
          3,000   AIR WATER INCORPORATED                                                                                     30,728
          2,593   AKZO NOBEL NV                                                                                             204,062
          8,123   ALBEMARLE CORPORATION                                                                                     328,738
          9,486   ALEXION PHARMACEUTICALS INCORPORATED+<<                                                                   573,618
         26,769   ALKERMES INCORPORATED+                                                                                    451,058
         32,247   AMGEN INCORPORATED+                                                                                     1,615,897
            160   AMOREPACIFIC CORPORATION+                                                                                 113,397
          3,400   ARISAWA MANUFACTURING COMPANY LIMITED                                                                      32,711
         45,300   AROMATICS THAILAND PCL                                                                                     95,063
         71,300   AROMATICS THAILAND PCL THB                                                                                156,897
         31,000   ASAHI KASEI CORPORATION                                                                                   232,922
         13,800   ASTELLAS PHARMA INCORPORATED                                                                              640,003
         15,429   ASTRAZENECA PLC                                                                                           760,609
         11,765   BARR PHARMACEUTICALS INCORPORATED+<<                                                                      598,603
          5,318   BASF AG                                                                                                   703,653
         20,600   BATU KAWAN BHD                                                                                             46,771
          9,707   BIOGEN IDEC INCORPORATED+                                                                                 619,501
         25,685   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                   551,714
          1,400   BIOVAIL CORPORATION                                                                                        24,686
          6,572   BRASKEM SA+                                                                                                60,294
         41,125   BRISTOL-MYERS SQUIBB COMPANY                                                                            1,198,794
          7,474   CABOT CORPORATION                                                                                         301,501
         13,516   CAMBREX CORPORATION                                                                                       168,545
          3,906   CARDIOME PHARMA CORPORATION+                                                                               34,695
         20,339   CELANESE CORPORATION CLASS A                                                                              730,577
         31,038   CHEMTURA CORPORATION                                                                                      285,860
        120,000   CHINA BLUECHEMICAL LIMITED+                                                                                66,943
         16,000   CHINA PHARMACEUTICAL GROUP LIMITED+                                                                         7,079
            566   CHRISTIAN DIOR SA                                                                                          69,069
          8,200   CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                     147,301
         17,562   CHURCH & DWIGHT COMPANY INCORPORATED<<                                                                    789,061
            697   CIBA SPECIALTY CHEMICALS AG                                                                                38,110
            842   CIECH SA                                                                                                   37,809
            997   CLARIANT AG                                                                                                13,278
          4,000   CLOROX COMPANY                                                                                            239,200
         14,199   COLGATE-PALMOLIVE COMPANY                                                                                 941,678
          1,700   COPESUL COMPANHIA PETROQUIMICA DO SUL                                                                      32,224
          4,056   CSL LIMITED                                                                                               325,988
         14,298   CUBIST PHARMACEUTICALS INCORPORATED+<<                                                                    327,138
         11,055   CYTEC INDUSTRIES INCORPORATED                                                                             734,052
          8,741   DADE BEHRING HOLDINGS INCORPORATED                                                                        660,033

84 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          8,000   DAICEL CHEMICAL INDUSTRIES LIMITED                                                                 $       56,516
         15,700   DAIICHI SANKYO COMPANY LIMITED                                                                            428,465
         15,000   DAINIPPON INK & CHEMICALS INCORPORATED                                                                     62,052
          6,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                  56,948
         10,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                        51,041
            180   DONG-A PHARMACEUTICAL COMPANY LIMITED                                                                      23,020
         20,144   DOW CHEMICAL COMPANY                                                                                      858,739
         10,867   EASTMAN CHEMICAL COMPANY<<                                                                                725,481
         19,238   ECOLAB INCORPORATED                                                                                       801,455
         19,191   EI DU PONT DE NEMOURS & COMPANY                                                                           935,561
          6,600   EISAI COMPANY LIMITED                                                                                     274,739
          4,143   ELAN CORPORATION PLC+                                                                                      79,013
         20,200   ELI LILLY & COMPANY                                                                                     1,158,470
         25,760   ETERNAL CHEMICAL COMPANY LIMITED                                                                           29,897
         16,065   FERRO CORPORATION                                                                                         314,392
          9,735   FMC CORPORATION                                                                                           876,150
          8,373   FOREST LABORATORIES INCORPORATED+                                                                         315,076
        166,000   FORMOSA CHEMICALS & FIBRE CORPORATION                                                                     404,436
        188,000   FORMOSA PLASTICS CORPORATION                                                                              467,152
         12,803   GENENTECH INCORPORATED+                                                                                   957,792
          7,053   GENZYME CORPORATION+                                                                                      440,178
         13,334   GEORGIA GULF CORPORATION<<                                                                                199,610
         25,502   GILEAD SCIENCES INCORPORATED+                                                                             927,508
             65   GIVAUDAN SA                                                                                                58,661
         62,933   GLAXOSMITHKLINE PLC                                                                                     1,643,209
            672   H LUNDBECK AS                                                                                              15,792
            279   HANMI PHARM COMPANY LIMITED                                                                                45,494
          2,540   HANWHA CHEM CORPORATION                                                                                    66,457
         22,779   HB FULLER COMPANY<<                                                                                       612,983
          1,110   HENKEL KGAA                                                                                                52,016
          1,707   HENKEL KGAA PREFERRED                                                                                      87,922
          3,500   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                              96,122
          2,200   HITACHI CHEMICAL COMPANY LIMITED                                                                           44,935
            569   HONAM PETROCHEMICAL CORPORATION                                                                            87,930
         11,005   HUNTSMAN CORPORATION                                                                                      285,580
          8,381   IDEXX LABORATORIES INCORPORATED+                                                                          936,577
         18,289   IMMUCOR INCORPORATED+                                                                                     609,938
         10,759   IMPERIAL CHEMICAL INDUSTRIES PLC                                                                          137,533
          6,356   INTERMUNE INCORPORATED+<<                                                                                 125,658
         10,615   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           533,191
          5,110   INVITROGEN CORPORATION+<<                                                                                 398,069
        363,121   IRPC PCL                                                                                                   70,380
         18,601   ISRAEL CHEMICALS LIMITED                                                                                  145,091
          2,210   JOHNSON MATTHEY PLC                                                                                        71,517
          4,200   JSR CORPORATION                                                                                            94,127
            373   K+S AG                                                                                                     53,551
        368,000   KALBE FARMA TBK PT                                                                                         53,299
          7,000   KANEKA CORPORATION                                                                                         56,767
          6,000   KANSAI PAINT COMPANY LIMITED                                                                               46,377
         11,000   KAO CORPORATION                                                                                           312,549
            267   KCC CORPORATION                                                                                           136,587
         31,165   KING PHARMACEUTICALS INCORPORATED+<<                                                                      468,410
         36,500   KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                      215,321
            700   KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                   23,517
          1,801   KONINKLIJKE DSM NV                                                                                         92,077

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 85


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         16,000   KYOWA HAKKO KOGYO COMPANY LIMITED                                                                  $      155,316
            854   LANXESS                                                                                                    42,754
            431   LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                                 65,686
          1,120   LG PETROCHEMICAL COMPANY LIMITED                                                                           54,192
          1,100   LINTEC CORPORATION                                                                                         20,567
          6,000   LION CORPORATION                                                                                           31,246
            477   LONZA GROUP AG                                                                                             46,757
          8,961   LUBRIZOL CORPORATION                                                                                      569,740
         29,901   LYONDELL CHEMICAL COMPANY                                                                               1,386,210
         10,071   MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                         76,943
          8,017   MARTEK BIOSCIENCES CORPORATION+<<                                                                         216,619
         33,345   MEDAREX INCORPORATED+<<                                                                                   571,867
         13,892   MEDICINES COMPANY+                                                                                        231,996
         15,160   MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                              462,986
         45,813   MERCK & COMPANY INCORPORATED                                                                            2,298,438
            619   MERCK KGAA                                                                                                 79,382
         21,188   MGI PHARMA INCORPORATED+<<                                                                                499,401
         41,762   MILLENNIUM PHARMACEUTICALS INCORPORATED+<<                                                                423,884
          5,089   MINERALS TECHNOLOGIES INCORPORATED                                                                        335,416
          1,900   MIRACA HOLDINGS INCORPORATED                                                                               40,448
         30,500   MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                  285,534
          9,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                               75,939
         15,000   MITSUI CHEMICALS INCORPORATED                                                                             136,281
         14,908   MONSANTO COMPANY                                                                                        1,039,684
            300   MURAMOTO ELECTRON THAILAND PCL                                                                              1,653
         31,629   MYLAN LABORATORIES INCORPORATED+<<                                                                        477,598
         18,369   NABI BIOPHARMACEUTICALS+<<                                                                                 65,026
        255,000   NAN YA PLASTICS CORPORATION                                                                               618,182
         16,064   NBTY INCORPORATED+<<                                                                                      589,549
          8,130   NEUROCRINE BIOSCIENCES INCORPORATED+                                                                       81,056
          1,000   NIHON PARKERIZING COMPANY LIMITED                                                                          13,913
          4,000   NIPPON KAYAKU COMPANY LIMITED                                                                              31,851
          5,000   NIPPON PAINT COMPANY LIMITED                                                                               24,225
          4,000   NIPPON SHOKUBAI COMPANY LIMITED                                                                            35,547
          4,000   NISSAN CHEMICAL INDUSTRIES LIMITED                                                                         50,091
          3,700   NITTO DENKO CORPORATION                                                                                   172,554
            800   NOVA CHEMICALS CORPORATION                                                                                 29,159
         26,016   NOVARTIS AG                                                                                             1,371,925
          6,047   NOVEN PHARMACEUTICALS INCORPORATED+                                                                        92,277
          1,845   NOVO NORDISK AS CLASS B                                                                                   205,142
          2,637   NUFARM LIMITED                                                                                             30,345
         24,274   OLIN CORPORATION                                                                                          520,435
         11,333   OM GROUP INCORPORATED+                                                                                    559,850
          1,612   OMEGA PHARMA SA                                                                                           142,078
          5,823   OMNIA HOLDINGS LIMITED                                                                                     60,769
          4,300   ONO PHARMACEUTICAL COMPANY LIMITED                                                                        222,074
         14,509   ONYX PHARMACEUTICALS INCORPORATED+<<                                                                      574,847
          5,520   OSI PHARMACEUTICALS INCORPORATED+                                                                         188,287
            308   PACIFIC CORPORATION                                                                                        61,219
          8,698   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                194,748
          7,394   PAREXEL INTERNATIONAL CORPORATION+                                                                        318,016
         11,594   PDL BIOPHARMA INCORPORATED+<<                                                                             226,199
         28,892   PERRIGO COMPANY<<                                                                                         598,353
        149,848   PFIZER INCORPORATED                                                                                     3,722,224
          7,442   PHARMERICA CORPORATION+<<                                                                                 131,947

86 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          3,428   PPG INDUSTRIES INCORPORATED                                                                        $      251,444
          8,802   PRAXAIR INCORPORATED                                                                                      665,959
         87,820   PROCTER & GAMBLE COMPANY                                                                                5,735,524
        750,000   PT TEMPO SCAN PACIFIC TBK                                                                                  63,099
         59,400   PTT CHEMICAL PCL                                                                                          190,440
          5,932   RECKITT BENCKISER PLC                                                                                     322,811
          6,569   RECORDATI SPA                                                                                              55,929
          1,012   RHODIA SA                                                                                                  41,620
            525   RICHTER GEDEON PLC                                                                                        103,306
             44   RIETER HOLDING AG                                                                                          23,439
         18,453   ROHM & HAAS COMPANY                                                                                     1,043,333
          2,000   ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                       23,024
         45,403   RPM INTERNATIONAL INCORPORATED<<                                                                        1,027,924
            910   SAMSUNG FINE CHEMICALS COMPANY LIMITED                                                                     51,401
          1,941   SANOFI-AVENTIS SA                                                                                         158,436
         17,805   SANOFI-AVENTIS SA ADR                                                                                     729,115
          3,200   SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                      79,316
         40,332   SCHERING-PLOUGH CORPORATION                                                                             1,210,767
         17,203   SENSIENT TECHNOLOGIES CORPORATION                                                                         466,029
         11,018   SEPRACOR INCORPORATED+<<                                                                                  321,395
            664   SGL CARBON AG+                                                                                             31,803
         10,100   SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                        730,961
          7,000   SHIONOGI & COMPANY LIMITED                                                                                101,926
          5,318   SHIRE PLC                                                                                                 138,641
            668   SHISEIDO COMPANY LIMITED<<                                                                                 13,917
         24,000   SHOWA DENKO KK                                                                                             87,469
         42,051   SIGMA PHARMACEUTICALS LIMITED                                                                              53,690
         12,244   SIGMA-ALDRICH CORPORATION                                                                                 548,531
         12,000   SINOCHEM HONG KONG HOLDING LIMITED                                                                          8,510
          8,130   SMITH & NEPHEW PLC                                                                                         95,730
          4,995   SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                              79,634
            569   SOLVAY SA                                                                                                  84,403
            589   STADA ARZNEIMITTEL AG                                                                                      37,775
          4,000   SUMITOMO BAKELITE COMPANY LIMITED                                                                          25,494
         37,000   SUMITOMO CHEMICAL COMPANY LIMITED                                                                         276,406
            700   SUNKYONG INDUSTRIES                                                                                        55,430
            868   SYMRISE AG+                                                                                                22,525
            935   SYNGENTA AG                                                                                               174,873
             37   TAE KWANG INDUSTRIAL                                                                                       58,361
         35,000   TAIWAN FERTILIZER COMPANY LIMITED                                                                          71,591
          7,000   TAIYO NIPPON SANSO CORPORATION                                                                             61,905
         19,100   TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                   1,306,434
          7,000   TANABE SEIYAKU COMPANY LIMITED                                                                             84,757
         37,500   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                            1,612,500
        611,100   THAI PETROCHEM                                                                                            118,444
         18,774   THE MOSAIC COMPANY+                                                                                       788,883
         72,700   TITAN CHEMICALS CORPORATION                                                                                30,729
          4,000   TOKAI CARBON COMPANY LIMITED                                                                               46,222
          5,000   TOKUYAMA CORPORATION                                                                                       67,925
          1,000   TOKYO OHKA KOKYO                                                                                           21,375
         22,000   TOSOH CORPORATION                                                                                         134,709
          3,609   TRANSPORTADORA DE GAS DEL SUR SA                                                                           23,314
          1,000   TSUMURA & COMPANY                                                                                          16,297
          6,231   TURK SISE VE CAM FABRIKALARI AS                                                                            26,127
         20,000   UBE INDUSTRIES LIMITED JAPAN                                                                               62,700

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 87


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          2,614   UCB SA                                                                                             $      147,066
          1,500   ULTRAPAR PARTICIPANTS                                                                                      51,751
        161,000   UNILEVER INDONESIA TBK PT                                                                                 116,592
          5,485   UNITED THERAPEUTICS CORPORATION+<<                                                                        375,668
         33,376   USEC INCORPORATED+                                                                                        446,905
         35,952   VALSPAR CORPORATION                                                                                       969,625
         14,064   VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                    547,933
            167   WACKER CHEMIE AG                                                                                           36,468
         28,191   WYETH                                                                                                   1,305,243
            318   YUHAN CORPORATION                                                                                          69,477
          5,000   ZEON CORPORATION                                                                                           50,695

                                                                                                                         80,848,082
                                                                                                                     --------------
COAL MINING: 0.46%
         15,226   ARCH COAL INCORPORATED                                                                                    449,015
         24,224   BHP BILLITON PLC                                                                                          712,600
        357,500   BUMI RESOURCES TBK PT+                                                                                     97,085
        161,000   CHINA COAL ENERGY COMPANY+                                                                                317,142
        119,000   CHINA SHENHUA ENERGY COMPANY LIMITED                                                                      515,822
         19,825   CONSOL ENERGY INCORPORATED                                                                                790,621
            621   CUDECO LIMITED+                                                                                             1,687
         11,680   FOUNDATION COAL HOLDINGS INCORPORATED                                                                     396,186
          7,900   INNER MONGOLIA YITAI COAL COMPANY LIMITED                                                                  80,817
         43,143   INTERNATIONAL COAL GROUP INCORPORATED+<<                                                                  174,729
          3,755   KUMBA IRON ORE LIMITED                                                                                    109,409
         10,282   MASSEY ENERGY COMPANY<<                                                                                   213,352
          6,099   MINERAL DEPOSIT LIMITED+                                                                                    6,639
          6,855   PEABODY ENERGY CORPORATION                                                                                291,406
          9,969   PENN VIRGINIA CORPORATION                                                                                 397,863
         75,000   PT ASTRA INTERNATIONAL INCORPORATED                                                                       142,572
         17,866   SASOL LIMITED                                                                                             723,274

                                                                                                                          5,420,219
                                                                                                                     --------------
COMMERCIAL SERVICES: 0.00%
          2,100   PARK24 COMPANY LIMITED                                                                                     20,222
                                                                                                                     --------------
COMMUNICATIONS: 4.80%
        112,900   ADVANCED INFO SERVICE PCL THB                                                                             309,315
          2,110   AGORA SA                                                                                                   38,801
         26,523   ALCATEL SA                                                                                                290,131
          7,079   ALLTEL CORPORATION                                                                                        483,213
        624,898   AMERICA MOVIL SA DE CV+                                                                                 1,886,078
         13,300   AMERICA MOVIL SA DE CV CLASS A+                                                                            40,142
         11,384   AMERICAN TOWER CORPORATION CLASS A+<<                                                                     451,034
          8,623   ANIXTER INTERNATIONAL INCORPORATED+<<                                                                     661,988
          5,483   APN NEWS & MEDIA LIMITED                                                                                   24,682
            800   ASATSU-DK INCORPORATED                                                                                     26,807
         87,800   ASTRO ALL ASIA NETWORKS PLC                                                                                85,255
        130,291   AT&T INCORPORATED                                                                                       5,194,702
         58,884   AVAYA INCORPORATED+                                                                                       991,018
          8,300   BCE INCORPORATED                                                                                          317,459
          1,291   BELGACOM SA                                                                                                56,559
         35,372   BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED+                                                       55,808
         10,298   BRITISH SKY BROADCASTING PLC                                                                              140,256
         87,180   BT GROUP PLC                                                                                              555,015

88 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (continued)
         23,584   CABLE & WIRELESS PLC                                                                               $       81,360
         23,974   CABLEVISION SYSTEMS CORPORATION+<<                                                                        804,328
        127,500   CARSO GLOBAL TELECOM SA DE CV+                                                                            606,703
         13,314   CENTURYTEL INCORPORATED                                                                                   638,806
        528,834   CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                      111,224
         98,574   CHARTER COMMUNICATIONS INCORPORATED+<<                                                                    274,036
         93,500   CHINA MOBILE LIMITED                                                                                    1,271,024
         44,000   CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                                          106,309
        522,000   CHINA TELECOM CORPORATION LIMITED                                                                         300,575
        195,800   CHUNGHWA TELECOM COMPANY LIMITED                                                                          347,693
         23,072   CIA DE TELECOMUNICACIONES DE CHILE SA CLASS A                                                              49,558
         91,029   CINCINNATI BELL INCORPORATED+<<                                                                           444,222
          3,839   CITADEL BROADCASTING CORPORATION                                                                           15,624
            350   CITIC 1616 HOLDINGS LIMITED+                                                                                  127
          9,200   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 342,792
         52,909   COMCAST CORPORATION CLASS A+<<                                                                          1,380,396
         10,500   COMPAL COMMUNICATIONS INCORPORATED                                                                         24,691
          1,120   COSMOTE MOBILE COMMUNICATIONS SA                                                                           34,817
         15,395   COX RADIO INCORPORATED CLASS A+                                                                           212,143
         27,681   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                 1,017,554
          3,683   CTC MEDIA INCORPORATED+                                                                                    84,709
         10,986   CUMULUS MEDIA INCORPORATED+                                                                               117,550
         12,480   CYBERTAN TECHNOLOGY INCORPORATED                                                                           38,385
         44,880   D-LINK CORPORATION                                                                                         98,872
          3,066   DAILY MAIL & GENERAL TRUST CLASS A NV                                                                      41,944
         30,991   DEUTSCHE TELEKOM AG                                                                                       575,846
         35,600   DIGI.COM BHD                                                                                              205,375
         16,905   DIRECTV GROUP INCORPORATED+                                                                               394,394
         22,254   ECHOSTAR COMMUNICATIONS CORPORATION+                                                                      941,789
          1,150   EGYPTIAN CO FOR MOBILE SERVICES                                                                            36,793
          1,500   ELISA OYJ                                                                                                  41,726
         19,604   EMBARQ CORPORATION                                                                                      1,223,682
          9,059   EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                 154,284
          1,800   ENIRO AB                                                                                                   21,789
         12,124   ENTERCOM COMMUNICATIONS CORPORATION<<                                                                     258,241
          7,099   EQUINIX INCORPORATED+<<                                                                                   628,332
         37,008   EXTREME NETWORKS+                                                                                         128,048
         30,473   FAIRFAX MEDIA LIMITED                                                                                     115,725
        116,000   FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                            140,430
          6,766   FRANCE TELECOM SA                                                                                         204,064
         11,057   FRANCE TELECOM SA ADR                                                                                     335,248
          4,850   GLOBE TELECOM INCORPORATED                                                                                143,291
         85,102   GRUPO TELEVISA SA                                                                                         447,223
          2,880   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                                94,159
          4,997   INDEPENDENT NEWS & MEDIA PLC                                                                               23,485
          1,982   INMARSAT PLC                                                                                               16,255
         32,210   ITV PLC                                                                                                    71,243
         13,012   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                  442,408
             46   JUPITER TELECOMMUNICATIONS COMPANY LIMITED+                                                                35,357
             81   KDDI CORPORATION                                                                                          626,090
         19,114   KINGSTON ( HULL ) COMMUNICATIONS PLC                                                                       27,459
          5,139   KT CORPORATION                                                                                            243,997
          3,740   KT FREETEL COMPANY LIMITED                                                                                121,571
          1,265   LAGARDERE SCA                                                                                             103,240
         14,600   LEADER UNIVERSAL HOLDINGS BHD+                                                                              4,295

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 89


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (continued)
          5,174   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                          $      375,115
          1,400   LIBERTY GLOBAL INCORPORATED+                                                                               55,230
          3,559   LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                       387,895
         16,212   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+<<                                                 307,542
         16,035   LIVE NATION INCORPORATED+<<                                                                               331,925
         15,982   MAGYAR TELEKOM PLC                                                                                         79,725
            200   MANITOBA TELECOM SERVICES INCORPORATED                                                                      9,356
          5,576   MEDIASET SPA                                                                                               59,172
         68,400   MOBILONE LIMITED                                                                                           94,679
            580   MOBISTAR SA                                                                                                47,074
         56,099   MTN GROUP LIMITED                                                                                         854,992
            642   NEUF CEGETEL+                                                                                              25,590
          7,474   NEUSTAR INCORPORATED CLASS A+                                                                             236,328
          1,831   NICE SYSTEMS LIMITED+                                                                                      62,839
         16,074   NII HOLDINGS INCORPORATED+                                                                              1,272,739
            110   NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                  511,098
            517   NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                               11,943
          3,740   NORTEL NETWORKS CORPORATION+                                                                               65,556
             95   NTT DOCOMO INCORPORATED                                                                                   145,220
         30,114   NTT DOCOMO INCORPORATED ADR<<                                                                             459,540
         17,653   ORASCOM TELECOM HOLDING SAE                                                                               203,675
          2,320   PARTNER COMMUNICATIONS                                                                                     36,350
        110,000   PCCW LIMITED                                                                                               66,866
          2,830   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                                161,445
          7,954   PORTUGAL TELECOM SGPS SA                                                                                  109,003
            786   PROSIEBENSAT.1 MEDIA AG                                                                                    26,929
         88,000   PT INDONESIAN SATELLITE CORPORATION TBK                                                                    67,476
          1,314   PUBLICIS GROUPE                                                                                            56,779
         22,144   RADIO ONE INCORPORATED CLASS D+                                                                            86,583
            139   RAKUTEN INCORPORATED                                                                                       51,499
          6,329   REED ELSEVIER NV                                                                                          114,151
         45,167   RELIANCE COMMUNICATIONS LIMITED<<                                                                         600,902
         47,085   RELIANCE INDUSTRIES LIMITED++                                                                           4,491,909
         18,307   RENTOKIL INITIAL PLC                                                                                       63,931
          5,467   REUTERS GROUP PLC                                                                                          70,436
          4,700   ROGERS COMMUNICATIONS INCORPORATED                                                                        213,547
         18,305   ROYAL KPN NV                                                                                              285,268
            543   RTL GROUP                                                                                                  58,414
        379,400   SAMART CORPORATION PCL                                                                                     82,935
          7,401   SAVVIS INCORPORATED+                                                                                      294,042
         25,732   SBA COMMUNICATIONS CORPORATION+<<                                                                         838,091
         13,354   SEAT PAGINE GIALLE SPA                                                                                      7,358
          3,414   SES FDR                                                                                                    75,481
          3,600   SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                   83,591
        188,600   SHIN SATELLITE PCL+                                                                                        58,268
         21,487   SINCLAIR BROADCAST GROUP INCORPORATED<<                                                                   267,728
        117,100   SINGAPORE TELECOMMUNICATIONS LIMITED                                                                      279,623
          1,506   SK TELECOM COMPANY LIMITED                                                                                331,439
          1,239   SOCIETE TELEVISION FRANCAISE 1                                                                             36,119
         58,041   SPRINT NEXTEL CORPORATION                                                                               1,098,136
            188   SWISSCOM AG                                                                                                66,015
        169,000   TAIWAN MOBILE COMPANY LIMITED                                                                             215,091
            147   TDC AS                                                                                                      7,231
          4,654   TELE NORTE LESTE PARTICIPACOES SA                                                                         157,719
          5,189   TELE2 AB                                                                                                   94,784

90 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (continued)
          2,951   TELECOM ARGENTINA SA ADR+                                                                          $       76,372
         39,254   TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                117,933
         12,733   TELECOM EGYPT+                                                                                             38,236
         97,374   TELECOM ITALIA RNC SPA                                                                                    218,205
        106,485   TELECOM ITALIA SPA                                                                                        302,086
        172,900   TELECOM MALAYSIA BHD                                                                                      481,444
          3,803   TELECOMUNICACOES DE SAO PAULO SA                                                                          124,247
        150,890   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                   559,990
         39,044   TELEFONICA DEL PERU SAA+                                                                                   29,777
         45,093   TELEFONICA SA                                                                                           1,119,217
        256,436   TELEFONOS DE MEXICO SA DE CV                                                                              453,929
          3,587   TELEKOM AUSTRIA AG                                                                                         92,450
         27,616   TELEKOMUNIKACJA POLSKA SA                                                                                 213,566
          2,078   TELEMAR NORTE LESTE SA                                                                                     70,961
          7,400   TELENOR ASA                                                                                               136,448
         21,651   TELIASONERA AB                                                                                            168,708
          9,578   TELKOM SOUTH AFRICA LIMITED                                                                               236,406
         79,764   TELSTRA CORPORATION LIMITED                                                                               285,286
          1,714   TELUS CORPORATION                                                                                          90,650
          1,500   TELUS CORPORATION (NON-VOTING)                                                                             77,713
         16,000   TENCENT HOLDINGS LIMITED                                                                                   83,102
          2,200   TOKYO BROADCASTING SYSTEM INCORPORATED                                                                     65,740
          2,973   TRINITY MIRROR PLC                                                                                         28,098
        262,500   TRUE CORPORATION PCL+                                                                                      52,408
        270,800   TT&T PCL+                                                                                                   9,866
         18,793   TURKCELL ILETISIM HIZMETLERI AS                                                                           136,637
          1,106   UNITED BUSINESS MEDIA PLC                                                                                  16,874
         58,500   UNITED COMMUNICATION INDUSTRY PCL+                                                                         53,283
          1,385   UNITED INTERNET AG                                                                                         26,565
          1,582   UNITED STATES CELLULAR CORPORATION+                                                                       153,850
         61,024   VERIZON COMMUNICATIONS INCORPORATED                                                                     2,555,685
            341   VIACOM INCORPORATED+                                                                                       13,452
         11,736   VIVENDI SA                                                                                                479,781
         23,800   VIVO PARTICIPACOES SA                                                                                     112,571
        164,414   VODAFONE GROUP PLC                                                                                        529,737
         39,982   VODAFONE GROUP PLC ADR                                                                                  1,295,417
          4,000   VTECH HOLDINGS LIMITED                                                                                     30,266
         62,260   WINDSTREAM CORPORATION                                                                                    889,073
         32,895   XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                               410,201
          7,468   YELL GROUP PLC                                                                                             67,946
         27,400   ZTE CORPORATION                                                                                           134,230
         18,360   ZYXEL COMMUNICATIONS CORPORATION                                                                           31,935

                                                                                                                         56,082,257
                                                                                                                     --------------
COMPUTERS & OFFICE EQUIPMENT: 0.02%
         10,873   AGILYSYS INCORPORATED                                                                                     185,493
        243,600   CALCOMP ELECTRONICS PCL THB                                                                                47,925
        289,400   GLOBETRONICS TECHNOLOGY BHD                                                                                23,555

                                                                                                                            256,973
                                                                                                                     --------------
COMPUTERS - MEMORY DEVICES: 0.00%
        762,700   MAGNECOMP PRECISION TECHNOLOGY PCL THB+                                                                    56,463
                                                                                                                     --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 91


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.27%
          6,884   CHEMED CORPORATION                                                                                 $      427,083
         15,425   DYCOM INDUSTRIES INCORPORATED+                                                                            455,500
         16,714   EMCOR GROUP INCORPORATED+<<                                                                               523,984
         12,418   INSITUFORM TECHNOLGY INCORPORATED+<<                                                                      204,773
            171   KOBENHAVNS LUFTHAVNE                                                                                       81,150
          2,776   ORASCOM CONSTRUCTION INDUSTRIES                                                                           183,988
         38,949   QUANTA SERVICES INCORPORATED+<<                                                                         1,101,088
         55,923   STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                  180,097

                                                                                                                          3,157,663
                                                                                                                     --------------
CONSUMER SERVICES: 0.03%
            670   HAKUHODO DY HOLDINGS INCORPORATED                                                                          46,580
          2,690   LVMH MOET HENNESSY LOUIS VUITTON SA                                                                       300,448

                                                                                                                            347,028
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 9.39%
         14,000   77 BANK LIMITED                                                                                            94,550
         20,604   ABN AMRO HOLDINGS NV                                                                                      957,954
         13,802   ABSA GROUP LIMITED                                                                                        251,728
          2,271   ADELAIDE BANK LIMITED                                                                                      28,996
         21,356   AFRICAN BANK INVESTMENTS LIMITED                                                                           94,204
         40,111   AKBANK TAS                                                                                                256,143
          4,200   ALLIANCE & LEICESTER PLC                                                                                   89,171
         12,528   ALLIED IRISH BANKS PLC                                                                                    319,822
          6,430   ALPHA BANK AE                                                                                             208,996
          7,878   AMCORE FINANCIAL INCORPORATED                                                                             210,973
        136,400   AMINVESTMENT GROUP BHD                                                                                    140,237
         77,600   AMMB HOLDINGS BHD                                                                                          96,183
          7,706   ANCHOR BANCORP WISCONSIN INCORPORATED                                                                     202,976
          7,271   ANGLO IRISH BANK CORPORATION PLC                                                                          135,697
         14,000   AOZORA BANK LIMITED                                                                                        46,550
         15,268   ASSOCIATED BANC-CORP                                                                                      430,710
         12,590   ASTORIA FINANCIAL CORPORATION                                                                             328,221
         41,837   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                             992,662
          4,818   BANCA CARIGE SPA                                                                                           22,988
         10,228   BANCA MONTE DEI PASCHI DI SIENA SPA                                                                        64,998
          4,187   BANCA POPOLARE DI MILANO SCARL                                                                             60,802
         27,520   BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                        633,191
          9,665   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                  224,421
          3,925   BANCO BPI SA                                                                                               34,594
         10,336   BANCO BRADESCO SA                                                                                         258,031
         32,022   BANCO COMERCIAL PORTUGUES SA                                                                              149,623
        217,179   BANCO DE CHILE                                                                                             17,727
         49,235   BANCO DE CREDITO DEL PERU                                                                                 163,597
          4,433   BANCO DE CREDITO E INVERSIONES                                                                            141,771
        313,882   BANCO DE ORO+                                                                                             381,056
            605   BANCO DE VALENCIA SA                                                                                       33,560
         10,668   BANCO DO BRASIL SA                                                                                        156,594
          2,482   BANCO ESPIRITO SANTO SA                                                                                    53,692
          1,141   BANCO GUIPUZCOANO SA                                                                                       19,180
          3,973   BANCO ITAU HOLDING FINANCEIRA SA                                                                          161,998
          2,243   BANCO MACRO SA                                                                                             61,211
            405   BANCO PASTOR SA                                                                                             7,520
          7,278   BANCO POPOLARE SPA+                                                                                       182,029
          8,109   BANCO POPULAR ESPANOL SA                                                                                  147,912

92 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       9,388  BANCO SABADELL SA                                                                                    $        91,312
      34,998  BANCO SANTANDER CENTRAL HISPANO SA                                                                           638,858
      30,427  BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                     555,901
   4,041,047  BANCO SANTANDER CHILE SA                                                                                     185,869
      29,342  BANCORPSOUTH INCORPORATED                                                                                    733,257
      43,100  BANGKOK BANK PCL                                                                                             149,487
      18,000  BANGKOK BANK PCL (NON VOTING DEPOSITARY RECEIPT)                                                              62,431
     258,000  BANK CENTRAL ASIA TBK PT                                                                                     164,856
       3,440  BANK HANDLOWY W WARSZAWIE SA                                                                                 145,152
      36,841  BANK LEUMI LE-ISRAEL                                                                                         142,074
     234,500  BANK MANDIRI PERSERO TBK PT                                                                                   81,163
      31,624  BANK MILLENNIUM SA                                                                                           140,877
      95,043  BANK OF AMERICA CORPORATION                                                                                4,816,779
     261,000  BANK OF AYUDHYA PCL                                                                                          201,588
   1,201,000  BANK OF CHINA LIMITED+                                                                                       617,623
      34,960  BANK OF EAST ASIA LIMITED                                                                                    195,028
      13,182  BANK OF HAWAII CORPORATION                                                                                   677,687
      10,611  BANK OF IRELAND                                                                                              196,586
       6,000  BANK OF KYOTO LIMITED                                                                                         71,561
       5,300  BANK OF MONTREAL                                                                                             325,980
      23,401  BANK OF NEW YORK MELLON CORPORATION                                                                          946,102
      10,400  BANK OF NOVA SCOTIA                                                                                          514,485
       2,217  BANK OF QUEENSLAND LIMITED                                                                                    33,677
      41,000  BANK OF THE PHILIPPINE ISLANDS                                                                                53,298
      41,000  BANK OF YOKOHAMA LIMITED                                                                                     291,415
       2,956  BANK PEKAO SA                                                                                                257,570
         313  BANK PRZEMYSLOWO HANDLOWY PBK                                                                                101,061
     185,500  BANK RAKYAT INDONESIA                                                                                        123,469
         809  BANK ZACHODNI WBK SA                                                                                          73,029
       2,580  BANKINTER SA                                                                                                  39,645
      67,490  BARCLAYS PLC                                                                                                 834,831
         445  BAYERISCHE VEREINSBANK AG                                                                                     24,315
      11,472  BB&T CORPORATION                                                                                             455,783
       5,903  BBVA BANCO FRANCES SA+                                                                                        54,013
       2,672  BENDIGO BANK LIMITED                                                                                          33,000
      15,636  BNP PARIBAS ADR                                                                                              825,135
       1,350  BNP PARIBAS SA                                                                                               142,378
      80,500  BOC HONG KONG HOLDINGS LIMITED                                                                               193,258
         876  BRE BANK SA                                                                                                  156,094
     147,000  BUMIPUTRA COMMERCE HOLDINGS BHD                                                                              457,604
       4,200  CANADIAN IMPERIAL BANK OF COMMERCE                                                                           380,625
      17,229  CAPITALIA SPA                                                                                                164,174
     168,000  CHANG HWA COMMERCIAL BANK+                                                                                   105,382
      19,000  CHIBA BANK LIMITED                                                                                           153,260
       5,763  CHINA BANKING CORPORATION                                                                                    101,531
     258,000  CHINA CITIC BANK+                                                                                            198,190
     320,000  CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                             130,424
      16,000  CHINA EVERBRIGHT LIMITED                                                                                      50,066
     100,200  CHINA MERCHANTS BANK COMPANY LIMITED+                                                                        376,506
      16,976  CHITTENDEN CORPORATION                                                                                       590,425
     105,079  CITIGROUP INCORPORATED                                                                                     4,926,104
      28,193  CITIZENS REPUBLIC BANCORP INCORPORATED                                                                       497,043
       5,050  CITY NATIONAL CORPORATION                                                                                    360,520
      19,387  COLONIAL BANCGROUP INCORPORATED                                                                              411,392
       3,098  COMERICA INCORPORATED                                                                                        172,806

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 93


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       9,088  COMMERCE BANCSHARES INCORPORATED                                                                     $       424,412
       6,405  COMMERCIAL INTERNATIONAL BANK                                                                                 75,474
       5,760  COMMERZBANK AG                                                                                               236,103
      29,671  COMMONWEALTH BANK OF AUSTRALIA                                                                             1,339,277
      73,000  COSMOS BANK TAIWAN+                                                                                           12,100
       7,315  CREDIT AGRICOLE SA                                                                                           276,026
       5,404  CREDITO EMILIANO SPA                                                                                          69,199
       5,070  DAEGU BANK                                                                                                    94,559
       4,840  DANSKE BANK                                                                                                  198,709
      25,000  DBS GROUP HOLDINGS LIMITED                                                                                   328,009
       3,561  DEPFA BANK PLC                                                                                                67,526
       5,592  DEUTSCHE BANK AG                                                                                             690,392
         827  DEUTSCHE POSTBANK AG                                                                                          59,957
       5,343  DEXIA                                                                                                        147,098
      14,852  DIME COMMUNITY BANCSHARES<<                                                                                  202,433
       7,000  DNB NOR ASA                                                                                                   95,934
       7,701  DOWNEY FINANCIAL CORPORATION<<                                                                               435,800
     108,000  E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                       56,945
      15,206  EAST WEST BANCORP INCORPORATED                                                                               544,375
       4,680  EFG EUROBANK ERGASIAS SA                                                                                     159,383
      10,508  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                                       79,351
      16,500  EON CAPITAL BHD                                                                                               32,750
       2,052  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                               148,684
      48,000  FAR EASTERN INTERNATIONAL BANK                                                                                21,455
       9,829  FIFTH THIRD BANCORP<<                                                                                        350,797
      28,493  FIRST BANCORP (PUERTO RICO)<<                                                                                286,355
      16,097  FIRST HORIZON NATIONAL CORPORATION<<                                                                         493,856
      18,733  FIRST MIDWEST BANCORP INCORPORATED<<                                                                         642,355
      39,624  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                   559,887
       6,314  FIRSTFED FINANCIAL CORPORATION+<<                                                                            317,279
      27,745  FIRSTMERIT CORPORATION                                                                                       536,033
     194,455  FIRSTRAND LIMITED                                                                                            636,039
      23,074  FNB CORPORATION PA                                                                                           391,797
      13,146  FORTIS                                                                                                       481,729
     161,000  FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                      138,802
      14,000  FUKUOKA FINANCIAL GROUP INCORPORATED                                                                          80,283
      65,940  FULTON FINANCIAL CORPORATION<<                                                                               969,318
      34,673  GETIN HOLDING SA+                                                                                            163,109
      19,104  GREATER BAY BANCORP                                                                                          537,778
      79,679  GRUPO SECURITY SA                                                                                             31,491
      10,000  GUNMA BANK LIMITED                                                                                            69,350
       7,954  HANA FINANCIAL GROUP INCORPORATED                                                                            376,380
      15,200  HANG SENG BANK LIMITED                                                                                       238,400
      13,284  HBOS PLC                                                                                                     235,430
      26,961  HBOS PLC ADR                                                                                                 478,019
       4,883  HDFC BANK LIMITED ADR                                                                                        432,878
      29,000  HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                         84,904
          48  HOME CAPITAL GROUP INCORPORATED                                                                                1,584
      66,300  HONG LEONG BANK BHD                                                                                          112,662
      68,900  HONG LOENG FINANCIAL GROUP BHD                                                                               110,193
     124,611  HSBC HOLDINGS PLC                                                                                          2,253,686
     170,000  HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                                   112,045
      65,296  HUDSON CITY BANCORP INCORPORATED                                                                             928,509
      44,896  HUNTINGTON BANCSHARES INCORPORATED                                                                           772,660
       1,286  HYPO REAL ESTATE HOLDING AG                                                                                   70,600

94 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
      20,927  ICICI BANK LIMITED<<                                                                                 $       930,205
   1,413,103  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H+                                                               920,606
       5,970  INDUSTRIAL BANK OF KOREA                                                                                     130,433
      27,527  INDYMAC BANCORP INCORPORATED<<                                                                               666,153
         152  ING BANK SLASKI SA                                                                                            49,728
       6,492  INTERNATIONAL BANCSHARES CORPORATION                                                                         149,446
      88,488  INTESA SANPAOLO                                                                                              666,601
      31,448  INTESA SANPAOLO RNC                                                                                          218,484
      18,129  ISRAEL DISCOUNT BANK LIMITED+                                                                                 36,715
       4,517  JARDINE STRATEGIC HOLDINGS LIMITED                                                                            62,786
      17,000  JOYO BANK LIMITED                                                                                             93,229
      72,177  JPMORGAN CHASE & COMPANY                                                                                   3,213,320
       1,698  JULIUS BAER HOLDING AG                                                                                       112,367
      74,100  KASIKORNBANK PCL THB                                                                                         170,618
       1,802  KBC GROEP NV                                                                                                 225,888
       9,050  KEYCORP                                                                                                      301,365
     129,200  KIATNAKIN FINANCE                                                                                            110,146
      14,000  KIYO HOLDINGS                                                                                                 20,917
       6,200  KOREA EXCHANGE BANK+                                                                                          98,124
       1,740  KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                    112,007
     566,100  KRUNG THAI BANK PCL                                                                                          186,445
      60,016  LLOYDS TSB GROUP PLC                                                                                         659,490
       1,514  M&T BANK CORPORATION                                                                                         160,302
      11,715  MAF BANCORP INCORPORATED                                                                                     628,978
     176,900  MALAYAN BANKING BHD                                                                                          586,046
     134,800  MALAYSIAN PLANTATIONS BHD                                                                                    110,874
      31,259  MARSHALL & ILSLEY CORPORATION                                                                              1,366,331
       3,851  MEDIOBANCA SPA                                                                                                82,940
     313,000  MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                       194,439
         227  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                2,180,313
      22,000  MITSUI TRUST HOLDINGS INCORPORATED                                                                           183,539
         272  MIZUHO FINANCIAL GROUP INCORPORATED                                                                        1,721,876
      27,000  MIZUHO TRUST & BANKING COMPANY LIMITED                                                                        47,103
      36,685  NATIONAL AUSTRALIA BANK LIMITED                                                                            1,199,194
       1,600  NATIONAL BANK OF CANADA                                                                                       83,212
      23,412  NATIONAL BANK OF GREECE SA<<                                                                                 280,944
      11,215  NATIONAL CITY CORPORATION<<                                                                                  301,796
       3,626  NATIXIS                                                                                                       77,205
      10,227  NEDBANK GROUP LIMITED                                                                                        193,043
      37,092  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                    656,157
      39,539  NEWALLIANCE BANCSHARES INCORPORATED                                                                          589,526
       1,100  NIS GROUP COMPANY LIMITED                                                                                      5,462
      12,000  NISHI-NIPPON CITY BANK LIMITED                                                                                37,723
      21,790  NORDEA BANK AB                                                                                               331,686
       4,039  NORTHERN ROCK PLC                                                                                             59,937
       1,400  OKO BANK                                                                                                      27,863
      25,397  OLD NATIONAL BANCORP                                                                                         403,304
       6,000  ORIENT CORPORATION                                                                                             6,944
      66,000  OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                                  370,191
      17,889  PACIFIC CAPITAL BANCORP                                                                                      451,161
       3,103  PARK NATIONAL CORPORATION<<                                                                                  282,125
      33,100  PHATRA SECURITIES PCL                                                                                         42,689
       4,276  PIRAEUS BANK SA                                                                                              146,207
      18,223  PKO BANK POLSKI SA                                                                                           348,419
       7,191  PNC FINANCIAL SERVICES GROUP                                                                                 506,031

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 95


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
      31,941  POPULAR INCORPORATED<<                                                                               $       394,152
      12,360  PROVIDENT BANKSHARES CORPORATION<<                                                                           381,924
      24,053  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                    404,090
     218,000  PT BANK DANAMON INDONESIA TBK                                                                                186,890
     127,500  PUBLIC BANK BHD                                                                                              340,461
       6,120  PUSAN BANK                                                                                                   114,143
         432  RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                        62,380
      14,440  REGIONS FINANCIAL CORPORATION                                                                                451,972
         125  RESONA HOLDINGS INCORPORATED                                                                                 263,408
      73,600  RHB CAPITAL BHD                                                                                              112,455
      48,041  RMB HOLDINGS LIMITED                                                                                         232,508
      13,600  ROYAL BANK OF CANADA                                                                                         699,833
      98,185  ROYAL BANK OF SCOTLAND GROUP PLC                                                                           1,137,312
           6  SAPPORO HOLDINGS                                                                                              64,254
       2,860  SBERBANK                                                                                                   1,059,630
   1,689,320  SCOTIABANK PERU SA+                                                                                          105,315
      10,000  SENSHU BANK LIMITED                                                                                           25,909
       5,000  SHIGA BANK                                                                                                    33,077
     168,771  SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                                  164,168
      31,000  SHINSEI BANK LIMITED                                                                                         103,610
      14,000  SHIZUOKA BANK LIMITED                                                                                        146,420
     107,800  SIAM CITY BANK PCL                                                                                            55,927
      82,300  SIAM COMMERCIAL BANK PCL                                                                                     188,299
     296,000  SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                                   140,376
       5,150  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                     155,293
     490,509  SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                        56,660
         988  SOCIETE GENERALE                                                                                             159,314
      19,202  SOCIETE GENERALE ADR                                                                                         619,718
      28,336  SOUTH FINANCIAL GROUP INCORPORATED                                                                           650,311
      42,334  SOVEREIGN BANCORP INCORPORATED<<                                                                             765,404
      11,700  ST. GEORGE BANK LIMITED                                                                                      328,548
      44,620  STANDARD BANK GROUP LIMITED                                                                                  653,104
      14,046  STANDARD CHARTERED PLC                                                                                       433,300
       5,232  STATE BANK OF INDIA LTD++                                                                                    480,298
      27,520  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                     314,554
      18,939  STERLING FINANCIAL CORPORATION                                                                               482,376
         177  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                               1,398,601
      37,000  SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                     305,484
      21,924  SUNCORP-METWAY LIMITED                                                                                       360,669
       7,390  SUNTRUST BANKS INCORPORATED                                                                                  581,963
       6,000  SURUGA BANK LIMITED                                                                                           78,815
      19,934  SUSQUEHANNA BANCSHARES INCORPORATED                                                                          391,902
       8,930  SVB FINANCIAL GROUP+<<                                                                                       444,357
       4,900  SVENSKA HANDELSBANKEN                                                                                        136,033
       3,500  SWEDBANK AB                                                                                                  114,418
         670  SYDBANK AG                                                                                                    30,632
      35,117  SYNOVUS FINANCIAL CORPORATION                                                                                969,932
      71,000  TA CHONG BANK LIMITED+                                                                                        22,376
     258,000  TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                   129,000
      78,000  TAIWAN BUSINESS BANK+                                                                                         21,911
      15,726  TCF FINANCIAL CORPORATION                                                                                    397,396
      15,516  THANACHART CAPITAL PCL                                                                                         7,010
         200  THE AICHI BANK LIMITED                                                                                        20,105
       5,000  THE AWA BANK LIMITED                                                                                          24,225
         600  THE BANK OF IKEDA LIMITED                                                                                     26,427

96 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
         400  THE BANK OF IWATE LIMITED                                                                            $        22,834
       4,000  THE BANK OF NAGOYA LIMITED                                                                                    29,916
       5,000  THE CHUGOKU BANK LIMITED                                                                                      66,975
       7,000  THE DAISHI BANK LIMITED                                                                                       29,079
      11,000  THE HACHIJUNI BANK LIMITED                                                                                    85,120
       5,000  THE HIGO BANK LIMITED                                                                                         32,300
      13,000  THE HIROSHIMA BANK LIMITED                                                                                    74,100
       6,000  THE HOKKOKU BANK LIMITED                                                                                      27,049
       5,000  THE HYAKUGO BANK LIMITED                                                                                      30,227
      14,000  THE HYAKUJUSHI BANK LIMITED                                                                                   68,313
       6,000  THE IYO BANK LIMITED                                                                                          56,792
       8,000  THE JUROKU BANK LIMITED                                                                                       44,702
       4,000  THE KAGOSHIMA BANK LIMITED                                                                                    28,984
       5,000  THE KEIYO BANK LIMITED                                                                                        28,457
         600  THE MUSASHINO BANK LIMITED                                                                                    28,914
       5,000  THE NANTO BANK LIMITED                                                                                        24,959
       6,000  THE OGAKI KYORITSU BANK LIMITED                                                                               32,956
       3,000  THE SAN-IN GODO BANK LIMITED                                                                                  24,484
     132,800  TISCO BANK PCL                                                                                               108,377
   1,795,573  TMB BANK PCL+                                                                                                100,481
         800  TOKYO TOMIN BANK LIMITED                                                                                      25,425
       7,530  TORONTO-DOMINION BANK                                                                                        515,192
      27,861  TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                     311,486
      19,187  TRUSTMARK CORPORATION                                                                                        541,841
      38,996  TURKIYE GARANTI BANKASI AS                                                                                   250,522
      33,784  TURKIYE IS BANKASI                                                                                           165,054
      23,212  TURKIYE VAKIFLAR BANKASI TAO                                                                                  66,435
      37,770  UCBH HOLDINGS INCORPORATED<<                                                                                 627,737
      23,495  UMPQUA HOLDINGS CORPORATION<<                                                                                509,842
      42,354  UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                    217,814
     108,954  UNICREDITO ITALIANO SPA                                                                                      933,578
       7,010  UNIONBANCAL CORPORATION                                                                                      412,048
       9,138  UNIONE DI BANCHE SCPA                                                                                        233,530
      14,503  UNITED BANKSHARES INCORPORATED                                                                               453,944
       4,444  UNITED MIZRAHI BANK LIMITED+                                                                                  30,536
      27,000  UNITED OVERSEAS BANK LIMITED                                                                                 368,419
      36,763  US BANCORP                                                                                                 1,189,283
         165  VALIANT HOLDING AG                                                                                            24,022
      15,987  VALLEY NATIONAL BANCORP                                                                                      362,905
      42,798  W HOLDING COMPANY INCORPORATED<<                                                                             100,147
      40,234  WACHOVIA CORPORATION                                                                                       1,970,661
      32,940  WASHINGTON FEDERAL INCORPORATED<<                                                                            874,228
      18,492  WASHINGTON MUTUAL INCORPORATED<<                                                                             679,026
      21,334  WEBSTER FINANCIAL CORPORATION                                                                                905,842
      66,384  WELLS FARGO & COMPANY##                                                                                    2,425,671
       8,727  WESTAMERICA BANCORPORATION<<                                                                                 423,696
      20,524  WESTERN UNION COMPANY                                                                                        386,467
      41,400  WESTPAC BANKING CORPORATION                                                                                  921,641
      24,983  WHITNEY HOLDING CORPORATION                                                                                  692,029
       9,001  WILMINGTON TRUST CORPORATION                                                                                 360,940
       7,000  WING HANG BANK LIMITED                                                                                        91,207
       2,400  WING LUNG BANK LIMITED                                                                                        24,007
       7,235  WINTRUST FINANCIAL CORPORATION                                                                               312,118
       5,000  YAMAGUCHI FINANCIAL GROUP                                                                                     59,375

                                                                                                                       109,614,075
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 97


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DIVERSIFIED OPERATIONS: 0.05%
       7,785  BOUSTEAD HOLDINGS BHD                                                                                $        11,028
         546  CHARTER PLC+                                                                                                  12,275
     278,043  CHINA RARE EARTH HOLDINGS LIMITED                                                                             76,307
      50,000  HUTCHISON WHAMPOA LIMITED                                                                                    497,265
       6,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                        9,187

                                                                                                                           606,062
                                                                                                                   ---------------
DURABLE GOODS - CONSUMER: 0.00%
      18,061  GOODMAN FIELDER LIMITED                                                                                       38,433
                                                                                                                   ---------------
E-COMMERCE/SERVICES: 0.06%
       8,227  AMAZON.COM INCORPORATED+<<                                                                                   657,420
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.61%
      28,282  APPLEBEES INTERNATIONAL INCORPORATED                                                                         701,676
         836  AUTOGRILL SPA                                                                                                 17,504
      13,522  BOB EVANS FARMS INCORPORATED                                                                                 451,229
       3,345  C&C GROUP PLC                                                                                                 24,561
       7,566  CBRL GROUP INCORPORATED                                                                                      283,120
       8,449  CEC ENTERTAINMENT INCORPORATED+                                                                              259,384
      17,717  CHEESECAKE FACTORY INCORPORATED+<<                                                                           441,685
       5,624  ENTERPRISE INNS PLC                                                                                           73,082
      16,692  FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                               49,235
       2,349  HEINEKEN NV                                                                                                  148,732
       4,528  IHOP CORPORATION<<                                                                                           284,675
       1,400  ITO EN LIMITED                                                                                                35,063
       8,309  JACK IN THE BOX INCORPORATED+                                                                                516,986
      21,759  KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                       144,480
       2,914  MARSTON'S PLC                                                                                                 21,900
      25,114  MCDONALD'S CORPORATION                                                                                     1,236,865
       2,425  MITCHELLS & BUTLERS PLC                                                                                       34,837
       5,513  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                       139,810
       6,232  PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                      210,205
       4,791  PUNCH TAVERNS PLC                                                                                            106,162
      20,157  RUBY TUESDAY INCORPORATED                                                                                    446,478
       8,106  SABMILLER PLC                                                                                                222,275
       2,000  SAIZERIYA COMPANY LIMITED                                                                                     28,724
       7,000  SAPPORO HOLDINGS LIMITED                                                                                      40,202
      17,962  SONIC CORPORATION+<<                                                                                         391,931
       4,000  TAKARA HOLDINGS INCORPORATED                                                                                  22,904
       1,950  TIM HORTONS INCORPORATION                                                                                     64,631
      12,786  TRIARC COMPANIES INCORPORATED CLASS B                                                                        196,393
       1,800  WENDY'S INTERNATIONAL INCORPORATED                                                                            59,202
       1,986  WHITBREAD PLC                                                                                                 65,785
      14,272  YUM! BRANDS INCORPORATED<<                                                                                   466,980

                                                                                                                         7,186,696
                                                                                                                   ---------------
EDUCATIONAL SERVICES: 0.28%
      15,252  APOLLO GROUP INCORPORATED CLASS A+                                                                           894,835
       1,700  BENESSE CORPORATION                                                                                           62,397
      31,974  CORINTHIAN COLLEGES INCORPORATED+                                                                            449,554
      10,933  ITT EDUCATIONAL SERVICES INCORPORATED+                                                                     1,200,443
       3,839  STRAYER EDUCATION INCORPORATED                                                                               612,628

                                                                                                                         3,219,857
                                                                                                                   ---------------

98 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES: 4.78%
      10,301  AEM SPA                                                                                              $        37,502
      17,791  AES CORPORATION+                                                                                             322,195
       9,081  AGL ENERGY LIMITED                                                                                           114,458
      29,928  AGL RESOURCES INCORPORATED                                                                                 1,188,441
     103,566  AGUAS ANDINAS SA CLASS A                                                                                      44,687
      17,837  ALLEGHENY ENERGY INCORPORATED+                                                                               920,568
       9,582  ALLETE INCORPORATED                                                                                          403,498
      14,741  ALLIANT ENERGY CORPORATION                                                                                   558,389
      35,925  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                      458,762
     552,035  ALMENDRAL SA                                                                                                  66,402
      27,006  AMEREN CORPORATION                                                                                         1,371,365
       8,298  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                 369,095
      17,297  AQUA AMERICA INCORPORATED<<                                                                                  414,436
     138,598  AQUILA INCORPORATED+                                                                                         551,620
     395,800  ASIAN INSULATORS PCL                                                                                          81,906
      33,678  ATMOS ENERGY CORPORATION                                                                                     946,689
     262,114  AU OPTRONICS CORPORATION                                                                                     379,669
      20,086  AVISTA CORPORATION                                                                                           393,083
      14,095  BLACK HILLS CORPORATION                                                                                      580,573
      10,372  BRITISH ENERGY GROUP PLC+                                                                                     96,930
      36,510  CENTERPOINT ENERGY INCORPORATED<<                                                                            592,192
      35,548  CENTRICA PLC                                                                                                 276,302
       7,207  CEZ AS                                                                                                       381,819
      20,000  CHINA RESOURCES POWER HOLDINGS COMPANY                                                                        56,427
      16,400  CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                    437,654
      10,592  CIA GENERAL DE ELECTRICIDAD SA                                                                                85,949
      44,813  CITIZENS COMMUNICATIONS COMPANY                                                                              650,237
      22,154  CLECO CORPORATION                                                                                            510,428
      36,500  CLP HOLDINGS LIMITED                                                                                         251,598
      28,969  CMS ENERGY CORPORATION<<                                                                                     472,774
     807,230  COLBUN SA                                                                                                    179,571
         810  COMPANIA CERVECERIAS UNIDAS SA ADR                                                                            37,317
       5,515  CONSOLIDATED EDISON INCORPORATED                                                                             253,359
       5,037  CONTACT ENERGY LIMITED                                                                                        32,352
      11,158  COVANTA HOLDING CORPORATION+                                                                                 252,059
       2,254  CPFL ENERGIA SA                                                                                               40,209
      12,343  CROSSTEX ENERGY INCORPORATED<<                                                                               405,344
       6,193  DOMINION RESOURCES INCORPORATED                                                                              527,520
      14,334  DPL INCORPORATED                                                                                             377,701
       3,512  DRAX GROUP PLC                                                                                                47,095
      23,174  DTE ENERGY COMPANY<<                                                                                       1,107,949
      26,458  DUKE ENERGY CORPORATION                                                                                      485,240
      10,500  DUSKIN COMPANY LIMITED                                                                                       182,270
      52,335  DYNEGY INCORPORATED CLASS A+                                                                                 423,390
       7,234  E.ON AG                                                                                                    1,213,577
       6,068  EDISON INTERNATIONAL                                                                                         319,844
      19,099  EDISON SPA                                                                                                    56,848
      92,072  EL PASO CORPORATION                                                                                        1,461,183
      17,506  EL PASO ELECTRIC COMPANY+                                                                                    390,734
       3,700  ELECTRIC POWER DEVELOPMENT COMPANY                                                                           135,806
       2,324  ELECTRICITE DE FRANCE                                                                                        234,654
      48,600  ELECTRICITY GENERATING PCL                                                                                   164,314
     123,328  EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                                  181,360
       1,783  ENAGAS                                                                                                        40,562
       3,200  ENBRIDGE INCORPORATED                                                                                        107,879

Portfolio of Investments--August 31, 2007 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 99


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          6,309   ENDESA SA                                                                                        $       342,832
         25,471   ENEL SPA                                                                                                 263,010
          3,431   ENEL SPA ADR                                                                                             177,143
         20,614   ENERGY EAST CORPORATION                                                                                  550,188
          5,140   ENERGY SAVINGS INCOME FUND                                                                                72,914
        483,361   ENERSIS SA (CHILE)                                                                                       175,117
          4,139   ENTERGY CORPORATION                                                                                      428,883
         13,734   ENVESTRA LIMITED                                                                                          12,477
         13,963   EXELON CORPORATION                                                                                       986,765
         80,100   FIRST PHILIPPINE HOLDINGS CORPORATION                                                                    136,827
          6,084   FIRSTENERGY CORPORATION                                                                                  373,801
          1,102   FORTIS INCORPORATED                                                                                       27,707
          4,200   FORTUM OYJ                                                                                               138,917
          7,713   FPL GROUP INCORPORATED                                                                                   453,833
          1,473   GAMESA CORPORATION TECNOLOGICA SA                                                                         58,713
          1,401   GAS NATURAL SDG SA                                                                                        74,585
         10,399   GREAT PLAINS ENERGY INCORPORATED                                                                         294,708
          3,032   GRUPO ELEKTRA SA DE CV                                                                                    60,156
         28,900   GUANGDONG ELECTRIC POWER DEVELOPMENT COMPANY                                                              28,538
         30,513   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                              639,858
          4,200   HOKURIKU ELECTRIC POWER COMPANY                                                                           85,059
         42,105   HONG KONG ELECTRIC HOLDINGS LIMITED                                                                      211,128
         68,000   HUADIAN POWER INTERNATIONAL COMPANY                                                                       39,155
        204,000   HUANENG POWER INTERNATIONAL INCORPORATED                                                                 234,671
          9,655   IBERDROLA SA                                                                                             535,333
         16,326   IDACORP INCORPORATED                                                                                     530,105
          9,768   INTEGRYS ENERGY GROUP INCORPORATED                                                                       490,061
         14,309   INTERNATIONAL POWER PLC                                                                                  116,700
         19,100   KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                               446,200
          2,782   KELDA GROUP PLC                                                                                           48,912
          9,625   KOREA ELECTRIC POWER CORPORATION                                                                         429,807
          1,080   KOREA GAS CORPORATION                                                                                     66,184
          9,900   KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                               264,194
          1,125   LINDE AG                                                                                                 132,028
         21,773   MDU RESOURCES GROUP INCORPORATED                                                                         588,960
          9,203   NATIONAL FUEL GAS COMPANY                                                                                408,061
          5,479   NICOR INCORPORATED<<                                                                                     227,707
         35,383   NISOURCE INCORPORATED                                                                                    666,616
         19,799   NORTHEAST UTILITIES                                                                                      547,442
         10,071   NORTHWEST NATURAL GAS COMPANY                                                                            467,899
         13,917   NSTAR                                                                                                    456,060
         11,588   OGE ENERGY CORPORATION<<                                                                                 390,747
         13,193   ONEOK INCORPORATED<<                                                                                     618,092
         48,000   OSAKA GAS COMPANY LIMITED                                                                                178,254
          3,548   PENNON GROUP PLC                                                                                          43,029
         24,888   PEPCO HOLDINGS INCORPORATED                                                                              693,877
         55,500   PERUSAHAAN GAS NEGARA PT                                                                                  60,583
         76,900   PETRONAS GAS BHD                                                                                         232,797
          7,165   PG&E CORPORATION                                                                                         318,843
         26,837   PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                              708,497
         12,448   PINNACLE WEST CAPITAL CORPORATION                                                                        495,928
         26,184   PNM RESOURCES INCORPORATED<<                                                                             605,374
        187,000   PNOC ENERGY DEVELOPMENT CORPORATION+                                                                      26,117
          7,866   PPL CORPORATION                                                                                          379,613
          4,929   PROGRESS ENERGY INCORPORATED<<                                                                           226,143

100 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          1,150   PUBLIC POWER CORPORATION SA                                                                      $        35,875
          5,251   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             446,282
         15,366   PUGET ENERGY INCORPORATED                                                                                358,489
            528   Q-CELLS AG+                                                                                               46,752
         18,689   QUESTAR CORPORATION<<                                                                                    933,889
        114,600   RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                            152,811
          1,092   RED ELECTRICA DE ESPANA                                                                                   49,120
         44,273   RELIANT ENERGY INCORPORATED+<<                                                                         1,129,404
          2,142   RENEWABLE ENERGY CORPORATION AS+                                                                          81,105
         22,291   REPUBLIC SERVICES INCORPORATED                                                                           693,027
          4,720   RWE AG                                                                                                   530,717
            138   SAMCHULLY COMPANY LIMITED                                                                                 32,209
         13,583   SCANA CORPORATION                                                                                        521,316
          8,265   SCOTTISH & SOUTHERN ENERGY PLC                                                                           236,300
          4,509   SEMPRA ENERGY                                                                                            248,130
          2,352   SEVERN TRENT PLC                                                                                          64,731
          4,800   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                              123,327
         27,748   SIERRA PACIFIC RESOURCES                                                                                 425,099
         15,638   SOUTHERN COMPANY                                                                                         554,993
         12,899   SOUTHERN UNION COMPANY                                                                                   385,035
         15,762   SOUTHWEST GAS CORPORATION                                                                                457,256
         12,729   SPECTRA ENERGY CORPORATION                                                                               295,949
          9,473   STERICYCLE INCORPORATED+                                                                                 472,703
         27,174   TECO ENERGY INCORPORATED<<                                                                               430,436
         72,200   TENAGA NASIONAL BHD+                                                                                     205,166
         12,888   TERNA SPA                                                                                                 45,560
          5,700   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                          113,222
            400   THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                           24,320
         14,400   TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                               343,864
         31,100   TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                816,513
         68,000   TOKYO GAS COMPANY LIMITED                                                                                337,680
          7,429   TRACTEBEL ENERGIA SA                                                                                      85,006
          2,000   TRANSALTA CORPORATION                                                                                     56,629
          2,643   TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                     23,622
         40,302   UGI CORPORATION                                                                                        1,029,716
          1,447   UNION FENOSA SA                                                                                           79,064
         13,339   UNISOURCE ENERGY CORPORATION<<                                                                           395,101
          8,414   UNITED UTILITIES PLC                                                                                     117,396
         28,898   VECTREN CORPORATION                                                                                      788,915
          3,731   VEOLIA ENVIRONNEMENT                                                                                     286,046
            294   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                   14,590
         18,173   WASTE CONNECTIONS INCORPORATED+<<                                                                        552,823
         10,653   WASTE MANAGEMENT INCORPORATED                                                                            401,299
         18,495   WGL HOLDINGS INCORPORATED<<                                                                              608,301
         15,102   WISCONSIN ENERGY CORPORATION                                                                             669,170
          2,000   WOONGJIN COWAY COMPANY LIMITED                                                                            62,880
         53,338   XCEL ENERGY INCORPORATED                                                                               1,099,296

                                                                                                                        55,802,067
                                                                                                                   ---------------
   ELECTRICAL PRODUCTS: 0.00%
          9,450   INVENTEC APPLIANCES CORPORATION                                                                           19,129
                                                                                                                   ---------------
   ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.61%
         98,455   ACER INCORPORATED                                                                                        172,744
         11,403   ACTEL CORPORATION+                                                                                       128,284

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 101


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         11,539   ACUITY BRANDS INCORPORATED                                                                       $       606,259
         54,625   ADAPTEC INCORPORATED+                                                                                    203,751
         58,580   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   761,540
        174,485   ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED+                                                         172,635
          3,700   ADVANTEST CORPORATION                                                                                    136,126
          1,171   AIXTRON AG+                                                                                                9,667
         42,534   ALCO HOLDINGS LIMITED                                                                                     26,183
          7,800   ALPINE ELECTRONICS INCORPORATED                                                                          125,296
          8,900   ALPS ELECTRIC COMPANY LIMITED                                                                            104,457
         38,516   ALTERA CORPORATION                                                                                       917,066
         12,248   AMETEK INCORPORATED                                                                                      489,798
         38,314   AMKOR TECHNOLOGY INCORPORATED+                                                                           441,377
         18,950   AMPHENOL CORPORATION CLASS A                                                                             684,285
          8,721   ANALOG DEVICES INCORPORATED                                                                              321,630
         19,192   ANDREW CORPORATION+                                                                                      270,223
          9,000   ANRITSU CORPORATION                                                                                       39,485
          3,169   ARCELIK A.S.                                                                                              22,309
         35,433   ARM HOLDINGS PLC                                                                                         105,198
          5,050   ASIA OPTICAL COMPANY INCORPORATED                                                                         18,746
          4,000   ASM PACIFIC TECHNOLOGY                                                                                    35,472
        134,367   ASUSTEK COMPUTER INCORPORATED                                                                            401,064
         10,486   ATMI INCORPORATED+                                                                                       316,258
             14   AXELL CORPORATION                                                                                         30,953
             82   BANG & OLUFSEN AS                                                                                          8,922
        235,000   BANK OF COMMUNICATIONS LIMITED                                                                           264,003
             99   BARCO NV                                                                                                   9,390
         12,746   BROADCOM CORPORATION CLASS A+                                                                            439,737
         14,000   BROTHER INDUSTRIES LIMITED                                                                               178,703
          6,000   BYD COMPANY LIMITED                                                                                       43,359
         15,764   C-COR INCORPORATED+                                                                                      181,444
          2,400   CANON ELECTRONICS INCORPORATED                                                                            64,876
         28,600   CANON INCORPORATED                                                                                     1,635,133
              7   CANON INCORPORATED ADR                                                                                       400
          7,738   CELESTICA INCORPORATED+                                                                                   46,196
          6,678   CERADYNE INCORPORATED+<<                                                                                 482,686
             82   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                               569
         14,926   CHECKPOINT SYSTEMS INCORPORATED+                                                                         415,689
         16,800   CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                              41,084
        172,280   CHI MEI OPTOELECTRONICS CORPORATION                                                                      174,368
          1,900   CHIYODA INTEGRE COMPANY LIMITED                                                                           44,304
        269,000   CHUNGHWA PICTURE TUBES LIMITED+                                                                           69,125
         11,567   CIA ENERGETICA DE MINAS GERAIS+                                                                          221,460
         22,881   CIENA CORPORATION+<<                                                                                     866,732
        168,349   CISCO SYSTEMS INCORPORATED+                                                                            5,373,700
            300   CMK CORPORATION                                                                                            3,104
        174,535   CONEXANT SYSTEMS INCORPORATED+<<                                                                         195,479
         22,800   COOPER INDUSTRIES LIMITED CLASS A                                                                      1,166,676
          2,000   CORONA CORPORATION                                                                                        31,091
          9,690   CYMER INCORPORATED+                                                                                      384,112
         16,000   DAIDO STEEL COMPANY LIMITED                                                                              134,036
          5,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                            34,977
          6,000   DAISHINKU CORPORATION                                                                                     39,900
         22,600   DELTA ELECTRONICS (THAILAND) PCL                                                                          14,030
          5,109   DIONEX CORPORATION+<<                                                                                    370,045
          1,900   EIZO NANAO CORPORATION                                                                                    63,011

102 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         11,508   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                    $       272,625
         19,642   ELECTROCOMPONENTS PLC                                                                                    100,295
          2,135   ELECTROLUX AB CLASS B                                                                                     47,820
         43,000   ELITEGROUP COMPUTER SYSTEMS                                                                               27,950
         21,717   ENERGIAS DE PORTUGAL SA                                                                                  119,223
          5,995   ENERGIZER HOLDINGS INCORPORATED+<<                                                                       635,050
          3,900   ENPLAS CORPORATION                                                                                        56,282
         18,345   EPISTAR CORPORATION                                                                                       86,167
          8,239   EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                     35,704
         16,507   EXAR CORPORATION+<<                                                                                      220,203
          4,400   FANUC LIMITED                                                                                            428,258
         10,198   FARADAY TECHNOLOGY CORPORATION                                                                            33,376
         79,183   FLEXTRONICS INTERNATIONAL LIMITED+                                                                       901,894
          2,400   FOSTER ELECTRIC COMPANY LIMITED                                                                           37,641
          1,000   FUNAI ELECTRIC COMPANY LIMITED                                                                            44,045
          5,600   FUTABA CORPORATION CHIBA                                                                                 124,294
         93,174   GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+<<                                                           568,361
        217,207   GENERAL ELECTRIC COMPANY                                                                               8,442,836
          2,445   GENLYTE GROUP INCORPORATED+                                                                              177,434
         18,837   GENTEX CORPORATION                                                                                       377,493
          1,963   GN STORE NORD                                                                                             19,295
         37,733   GRAFTECH INTERNATIONAL LIMITED+                                                                          633,537
         25,000   GS YUASA CORPORATION                                                                                      61,318
          4,300   HAMAMATSU PHOTONICS                                                                                      131,091
        194,800   HANA MICROELECTRONICS PCL                                                                                135,128
        130,000   HANNSTAR DISPLAY CORPORATION+                                                                             35,021
          6,964   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             789,648
         30,171   HARMONIC INCORPORATED+                                                                                   300,805
         14,567   HARRIS CORPORATION                                                                                       886,111
          8,647   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                            147,950
            900   HIOKI EE CORPORATION                                                                                      17,605
            800   HIROSE ELECTRIC COMPANY LIMITED                                                                           96,450
          3,900   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                              88,246
          3,600   HORIBA LIMITED                                                                                           146,127
          6,700   HOSIDEN CORPORATION                                                                                       96,458
         10,083   HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                    232,010
         12,327   HYNIX SEMICONDUCTOR INCORPORATED+                                                                        443,394
          1,994   IBERDROLA SA ADR+                                                                                        107,197
          3,600   IBIDEN COMPANY LIMITED                                                                                   306,244
         12,954   IMATION CORPORATION                                                                                      376,832
            510   INDESIT COMPANY SPA                                                                                       10,532
         10,290   INFINEON TECHNOLOGIES AG                                                                                 160,524
         90,466   INNOLUX DISPLAY CORPORATION+                                                                             381,054
         95,400   INOTERA MEMORIES INCORPORATED                                                                             95,255
        160,834   INTEL CORPORATION                                                                                      4,141,476
         12,629   INTERDIGITAL INCORPORATED+<<                                                                             291,856
          7,248   INTERNATIONAL RECTIFIER CORPORATION+                                                                     249,404
         17,179   INTERSIL CORPORATION CLASS A                                                                             572,404
         19,013   JABIL CIRCUIT INCORPORATED                                                                               422,089
         24,369   JDS UNIPHASE CORPORATION+<<                                                                              354,813
          7,000   JUKI CORPORATION                                                                                          63,598
         32,843   KEMET CORPORATION+                                                                                       226,617
         19,000   KENWOOD CORPORATION                                                                                       27,731
          2,295   KESA ELECTRICALS PLC                                                                                      14,298
          1,100   KEYENCE CORPORATION                                                                                      244,054

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 103


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         16,500   KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                       $        57,000
          5,138   KLA-TENCOR CORPORATION                                                                                   295,281
          3,700   KOA CORPORATION                                                                                           51,670
         11,456   KONINKLIJKE PHILIPS ELECTRONICS NV                                                                       451,480
          3,147   KONTRON AG                                                                                                64,476
          2,324   KUDELSKI SA                                                                                               72,475
          4,100   KYOCERA CORPORATION                                                                                      375,335
         13,612   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               1,340,918
          7,493   LAIRD GROUP PLC                                                                                           87,474
         50,241   LATTICE SEMICONDUCTOR CORPORATION+                                                                       250,703
            308   LEGRAND SA                                                                                                10,934
          3,475   LG ELECTRONICS INCORPORATED                                                                              266,652
         10,897   LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                   783,930
          7,182   LINEAR TECHNOLOGY CORPORATION<<                                                                          244,116
          5,278   LITTELFUSE INCORPORATED+                                                                                 176,285
          1,340   LS CABLE LIMITED                                                                                         137,670
          1,420   LS INDUSTRIAL SYSTEMS COMPANY LIMITED                                                                     81,268
            800   MABUCHI MOTOR COMPANY LIMITED                                                                             52,094
         69,000   MACRONIX INTERNATIONAL+                                                                                   42,864
          5,701   MAKITA CORPORATION                                                                                       220,576
          8,700   MALAYSIAN PACIFIC INDUSTRIES                                                                              22,486
          3,800   MARUBUN CORPORATION                                                                                       44,140
         11,226   MARVELL TECHNOLOGY GROUP LIMITED+<<                                                                      186,015
          8,495   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   254,935
         37,450   MEDIATEK INCORPORATED                                                                                    635,515
            187   MELEXIS NV                                                                                                 3,169
          4,478   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  275,039
         16,421   METHODE ELECTRONICS INCORPORATED                                                                         237,119
         36,032   MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                  37,288
         98,400   MICRON TECHNOLOGY INCORPORATED+<<                                                                      1,126,680
          1,369   MICRONAS SEMICONDUCTOR HOLDING+                                                                           18,685
         17,435   MICROSEMI CORPORATION+<<                                                                                 442,152
          3,300   MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                             81,795
         14,000   MINEBEA COMPANY LIMITED                                                                                   85,482
              5   MINEBEA COMPANY LIMITED ADR                                                                                   61
          1,300   MITSUMI ELECTRIC COMPANY LIMITED                                                                          48,951
          9,479   MOLEX INCORPORATED CLASS A                                                                               236,027
          9,850   MOOG INCORPORATED CLASS A+<<                                                                             419,315
         26,780   MOSEL VITELIC INCORPORATED                                                                                31,771
         63,628   MOTOROLA INCORPORATED                                                                                  1,078,495
         38,012   MRV COMMUNICATIONS INCORPORATED+<<                                                                        95,790
          4,700   MURATA MANUFACTURING COMPANY LIMITED                                                                     329,597
          5,000   NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                  32,500
         86,516   NANYA TECHNOLOGY CORPORATION                                                                              63,707
         28,203   NATIONAL GRID PLC                                                                                        422,218
         34,086   NATIONAL SEMICONDUCTOR CORPORATION                                                                       897,144
         46,000   NEC CORPORATION                                                                                          217,307
          8,000   NEC TOKIN CORPORATION                                                                                     28,051
          9,735   NETWORK APPLIANCE INCORPORATED+                                                                          271,217
            255   NEXANS SA                                                                                                 41,226
         11,000   NGK INSULATORS LIMITED                                                                                   363,848
          1,700   NICHICON CORPORATION                                                                                      22,272
          7,000   NIDEC COPAL ELECTRONICS CORPORATION                                                                       40,021
            300   NIHON DEMPA KOGYO COMPANY LIMITED                                                                         17,566
          2,600   NINTENDO COMPANY LIMITED                                                                               1,205,804

104 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         11,000   NIPPON CARBON COMPANY LIMITED                                                                    $        66,690
          3,000   NIPPON CHEMI-CON CORPORATION                                                                              29,692
          8,000   NISSIN ELECTRIC COMPANY LIMITED                                                                           31,851
         41,313   NOKIA OYJ                                                                                              1,360,254
         21,420   NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                              86,328
             25   NTT DATA CORPORATION                                                                                     120,909
         39,463   NVIDIA CORPORATION+                                                                                    2,018,927
            271   OC OERLIKON CORPORATION AG+                                                                               87,202
         34,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                     60,782
         14,010   OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                  292,389
          5,204   OMRON CORPORATION                                                                                        137,976
         30,945   ON SEMICONDUCTOR CORPORATION+<<                                                                          362,675
          1,000   ONEX CORPORATION                                                                                          32,765
         27,820   OPENWAVE SYSTEMS INCORPORATED+<<                                                                         125,746
          2,730   OPTEX COMPANY LIMITED                                                                                     55,288
         10,398   PAN-INTERNATIONAL INDUSTRIAL+                                                                             33,715
          4,523   PARK ELECTROCHEMICAL CORPORATION                                                                         133,700
          4,994   PERLOS OYJ                                                                                                34,560
            107   PHOENIX MECANO AG                                                                                         46,645
         22,109   PHOENIX PRECISION TECHNOLOGY CORPORATION+                                                                 25,593
         17,603   PHOTRONICS INCORPORATED+                                                                                 203,843
         17,588   PLANTRONICS INCORPORATED<<                                                                               499,499
         79,940   PMC-SIERRA INCORPORATED+<<                                                                               613,939
         24,463   POWER-ONE INCORPORATED+<<                                                                                106,659
         21,850   POWERTECH TECHNOLOGY INCORPORATED                                                                         87,731
         42,195   POWERWAVE TECHNOLOGIES INCORPORATED+<<                                                                   289,036
         18,366   PREMIER FARNELL PLC                                                                                       67,395
         45,697   QUALCOMM INCORPORATED                                                                                  1,822,853
         11,735   RAMBUS INCORPORATED+                                                                                     176,964
         17,850   REALTEK SEMICONDUCTOR CORPORATION                                                                         87,357
          8,586   REGAL-BELOIT CORPORATION                                                                                 433,679
          4,959   RESEARCH IN MOTION LIMITED+                                                                              423,628
          7,040   REUNERT LIMITED                                                                                           65,876
         71,044   RF MICRO DEVICES INCORPORATED+<<                                                                         422,712
          3,450   RICHTEK TECHNOLOGY CORPORATION                                                                            37,845
         16,565   RICOH COMPANY LIMITED                                                                                    366,235
         18,250   ROCKWELL COLLINS INCORPORATED                                                                          1,256,878
          2,400   ROHM COMPANY LIMITED                                                                                     213,697
            700   RYOSAN COMPANY LIMITED                                                                                    18,499
          2,600   SAFRAN SA                                                                                                 61,380
          2,380   SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                                131,644
          4,610   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                    2,903,666
          1,516   SAMSUNG SDI COMPANY LIMITED                                                                               99,688
          2,400   SAMSUNG TECHWIN COMPANY LIMITED                                                                          173,420
          7,000   SANKEN ELECTRIC COMPANY LIMITED                                                                           48,545
         66,164   SANMINA-SCI CORPORATION+                                                                                 151,516
          9,000   SANSHIN ELECTRONICS COMPANY LIMITED                                                                      127,084
          6,000   SANYO DENKI COMPANY LIMITED                                                                               34,303
         11,418   SANYO ELECTRIC COMPANY LIMITED<<                                                                          88,653
          6,500   SECOM COMPANY LIMITED                                                                                    315,485
          5,800   SEIKO EPSON CORPORATION                                                                                  151,274
        344,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                    40,145
         27,038   SEMTECH CORPORATION+<<                                                                                   482,358
         25,000   SHARP CORPORATION                                                                                        435,055
          9,000   SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                         37,153

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 105


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          2,200   SHINKAWA LIMITED                                                                                 $        42,655
          3,100   SHINKO ELECTRIC INDUSTRIES                                                                                68,672
         21,615   SILICON IMAGE INCORPORATED+                                                                              124,935
         49,000   SILICON INTEGRATED SYSTEMS CORPORATION                                                                    24,055
         14,485   SILICON LABORATORIES INCORPORATED+<<                                                                     534,786
         27,560   SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                  85,987
        141,213   SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                   419,403
         60,715   SKYWORKS SOLUTIONS INCORPORATED+<<                                                                       479,041
          3,647   SMITHS GROUP PLC                                                                                          72,577
         11,000   SMK CORPORATION                                                                                           82,080
         22,794   SONY CORPORATION                                                                                       1,098,459
          1,237   SPECTRIS PLC                                                                                              22,210
          2,000   STAR MICRONICS COMPANY LIMITED                                                                            57,691
         13,769   STMICROELECTRONICS NV                                                                                    239,524
          1,500   SUMIDA ELECTRIC CORPORATION                                                                               25,585
         11,564   SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                        20,675
         25,000   TA-I TECHNOLOGY COMPANY LIMITED                                                                           38,636
          1,040   TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                                      49,877
          7,000   TAIYO YUDEN COMPANY LIMITED                                                                              140,254
         16,000   TAMURA CORPORATION                                                                                        77,243
          1,100   TANBERG ASA                                                                                               23,962
        160,000   TATUNG COMPANY LIMITED+                                                                                   75,152
        618,000   TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                               38,042
             80   TDK CORPORATION                                                                                            6,840
         45,000   TECO ELECTRIC AND MACHINERY COMPANY LIMITED                                                               25,227
         23,000   TEIKOKY TSUSHIN KOGYO COMPANY                                                                            101,900
         10,482   TELEFLEX INCORPORATED<<                                                                                  815,185
          3,703   TELEFONICA O2 CZECH REPUBLIC A.S.                                                                        110,495
            136   TELENT PLC+                                                                                                1,337
         51,464   TELLABS INCORPORATED+                                                                                    542,945
         12,633   TESSERA TECHNOLOGIES INCORPORATED+<<                                                                     462,747
         39,910   TEXAS INSTRUMENTS INCORPORATED                                                                         1,366,518
          6,080   THOMAS & BETTS CORPORATION+                                                                              336,771
         10,000   TOA CORPORATION                                                                                           80,231
         14,000   TOKO INCORPORATED                                                                                         34,096
          3,600   TOKYO ELECTRON LIMITED                                                                                   257,432
         29,000   TOKYO ROPE MANUFACTURING                                                                                  53,096
            800   TOKYO SEIMITSU COMPANY LIMITED                                                                            23,974
         23,000   TOSHIBA TEC CORPORATION                                                                                  139,442
         15,000   TRANSCEND INFORMATION INCORPORATED                                                                        56,364
         14,592   TRIDENT MICROSYSTEMS INCORPORATED+<<                                                                     214,940
         17,100   TRIPOD TECHNOLOGY CORPORATION                                                                             70,472
         59,876   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                     264,053
         64,000   TRULY INTERNATIONAL                                                                                      117,697
         10,066   TYCO ELECTRONICS LIMITED+                                                                                351,001
            800   ULVAC INCORPORATED                                                                                        30,193
         24,272   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                1,350,251
          5,000   VENTURE CORPORATION LIMITED                                                                               51,169
         53,000   VIA TECHNOLOGIES INCORPORATED+                                                                            37,903
          8,000   VICTOR COMPANY OF JAPAN LIMITED                                                                           19,276
         24,282   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                     321,251
              8   WACOM COMPANY LIMITED                                                                                     15,891
        134,000   WALSIN LIHWA CORPORATION+                                                                                 65,782
         33,024   WESTAR ENERGY INCORPORATED                                                                               802,153
         75,000   WINDBOND ELECTRONICS CORPORATION+                                                                         22,568

106 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         37,000   WINTEK CORPORATION                                                                               $        42,382
         40,000   YA HSIN INDUSTRIAL COMPANY LIMITED(a)                                                                      7,224
         57,000   YAGEO CORPORATION+                                                                                        21,850
          5,000   YAMAICHI ELECTRONICS COMPANY LIMITED                                                                      33,682
          5,000   YASKAWA ELECTRIC CORPORATION                                                                              61,102
          9,700   YOKOGAWA ELECTRIC CORPORATION                                                                            120,381
          3,200   YOKOWO COMPANY LIMITED                                                                                    30,068

                                                                                                                        88,885,630
                                                                                                                   ---------------
ELECTRONICS: 0.00%
          4,008   CARPHONE WAREHOUSE PLC                                                                                    27,557
                                                                                                                   ---------------
ENERGY: 0.00%
            840   SOLARWORLD AG                                                                                             41,423
                                                                                                                   ---------------
ENGINEERING CONSTRUCTION: 0.00%
          1,642   AKER KVAERNER ASA                                                                                         41,261
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.16%
         16,137   ACCENTURE LIMITED CLASS A                                                                                665,006
          1,973   ACERGY SA+                                                                                                52,117
         12,905   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   632,732
         29,996   APPLERA CORPORATION+<<                                                                                   395,047
         13,076   AVENG LIMITED                                                                                             96,897
         75,562   BEARINGPOINT INCORPORATED+<<                                                                             443,549
         58,000   BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                             94,316
          2,621   BOUYGUES SA                                                                                              206,408
         10,415   CELGENE CORPORATION+                                                                                     668,747
          7,132   CEPHALON INCORPORATED+<<                                                                                 535,257
          3,000   CHIYODA CORPORATION                                                                                       51,637
         11,342   CORE LABORATORIES NV+<<                                                                                1,271,438
          3,858   CORPORATE EXECUTIVE BOARD COMPANY                                                                        262,460
         13,710   CV THERAPEUTICS INCORPORATED+<<                                                                          132,439
          6,118   DOWNER EDI LIMITED                                                                                        32,447
          9,530   FLUOR CORPORATION                                                                                      1,211,740
         13,989   GEN-PROBE INCORPORATED+                                                                                  895,576
            281   IMTECH NV                                                                                                 24,709
         34,785   INCYTE CORPORATION+                                                                                      203,144
         12,834   JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                 848,199
          1,900   JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                    38,084
         50,200   MALAYSIA AIRPORTS HOLDINGS BHD                                                                            36,989
          1,985   MONADELPHOUS GROUP LIMITED                                                                                21,932
          6,210   MOODY'S CORPORATION                                                                                      284,729
         11,537   MYRIAD GENETICS INCORPORATED+<<                                                                          507,167
         12,688   NAVIGANT CONSULTING INCORPORATED+<<                                                                      223,943
          9,094   PAYCHEX INCORPORATED                                                                                     404,046
         11,981   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                          419,694
        244,400   POWER LINE ENGINEERING PCL                                                                                40,959
          3,721   QUEST DIAGNOSTICS INCORPORATED<<                                                                         203,725
         16,749   REGENERON PHARMACEUTICAL INCORPORATED+                                                                   325,936
         12,672   RESOURCES GLOBAL PROFESSIONALS+<<                                                                        380,160
          1,360   SAMSUNG ENGINEERING COMPANY LIMITED                                                                      156,538
          1,500   SNC-LAVALIN GROUP INCORPORATED                                                                            58,807
        391,200   SOLARTRON PCL                                                                                             31,013
         21,493   TETRA TECH INCORPORATED+                                                                                 421,263
          2,796   TRANSFIELD SERVICES LIMITED                                                                               30,047

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 107


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
     20,000  TRANSMILE GROUP BHD                                                                                   $        19,192
      7,668  WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                                                  649,480
     11,388  WATSON WYATT & COMPANY HOLDINGS<<                                                                             538,766

                                                                                                                        13,516,335
                                                                                                                   ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.57%
      5,622  ACERINOX SA                                                                                                   141,377
      8,848  ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                           931,783
     16,979  APTARGROUP INCORPORATED                                                                                       616,847
      3,200  ASSA ABLOY AB CLASS B                                                                                          66,223
     14,777  COMMERCIAL METALS COMPANY                                                                                     426,908
     46,763  ECM LIBRA BHD(a)                                                                                                    0
      3,200  FORTUNE BRANDS INCORPORATED                                                                                   265,888
        200  FP CORPORATION                                                                                                  6,788
        400  FUJI SEAL INTERNATIONAL INCORPORATED                                                                            8,343
        156  HOGANAS AB                                                                                                      4,467
      2,000  HULAMIN LIMITED+                                                                                                6,976
     89,000  KOBE STEEL LIMITED                                                                                            324,363
     26,936  NAMPAK LIMITED                                                                                                 76,407
      5,150  NCI BUILDING SYSTEMS INCORPORATED+<<                                                                          238,909
     41,000  NISSHIN STEEL COMPANY LIMITED                                                                                 164,297
     14,000  NTN CORPORATION                                                                                               114,742
     28,766  SHAW GROUP INCORPORATED+<<                                                                                  1,439,738
     15,622  SNAP-ON INCORPORATED                                                                                          765,166
      4,651  SSAB SVENSKT STAL AB CLASS A                                                                                  157,776
        750  SSAB SVENSKT STAL AB CLASS B                                                                                   23,485
    101,000  SUMITOMO METAL INDUSTRIES LIMITED                                                                             512,022
     16,588  TASER INTERNATIONAL INCORPORATED+<<                                                                           237,374
      1,174  VOESTALPINE AG                                                                                                 95,973

                                                                                                                         6,625,852
                                                                                                                   ---------------

FINANCE & FINANCIAL SERVICES: 0.15%
    636,000  ASIA PLUS SECURITIES PCL                                                                                       69,328
      8,160  AUSTRALIAN WEALTH MANAGEMENT LIMITED                                                                           16,964
      9,954  CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                                    44,319
    806,000  CHINA CONSTRUCTION BANK                                                                                       674,970
     23,975  JANUS CAPITAL GROUP INCORPORATED<<                                                                            637,495
    848,000  KGI SECURITIES COMPANY LIMITED                                                                                 72,170
    231,400  KUALA LUMPUR CITY CORPORATION BHD                                                                              63,112
      8,500  NIKKO CORDIAL CORPORATION                                                                                     109,673
         47  SBI E*TRADE SECURITIES COMPANY LIMITED                                                                         42,214

                                                                                                                         1,730,245
                                                                                                                   ---------------

FINANCIAL: 0.00%
        694  LONDON STOCK EXCHANGE GROUP PLC                                                                                19,114
                                                                                                                   ---------------

FINANCIAL SERVICES: 0.32%
    186,000  AYALA LAND INCORPORATED                                                                                        57,950
     37,416  BANK HAPOALIM LIMITED                                                                                         176,054
     13,732  BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                                   249,510
    221,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                                 166,085
      4,125  GRUPO FINANCIERO GALICIA SA ADR+                                                                               33,578
     21,850  ING GROEP NV                                                                                                  878,667
     12,640  KOOKMIN BANK                                                                                                1,021,115
      2,699  LG CARD COMPANY LIMITED+                                                                                      137,496

108 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
FINANCIAL SERVICES (continued)
     13,399  SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                               $       816,821
      8,090  WOORI FINANCE HOLDINGS COMPANY LIMITED                                                                        184,079
        225  ZURICH FINANCIAL SERVICES AG                                                                                   64,351

                                                                                                                         3,785,706
                                                                                                                   ---------------

FISHING, HUNTING & TRAPPING: 0.00%
     25,200  MARINE HARVEST+                                                                                                29,565
      4,900  NIPPON SUISAN KAISHA LIMITED                                                                                   22,344

                                                                                                                            51,909
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS: 2.50%
     13,000  AJINOMOTO COMPANY INCORPORATED                                                                                164,479
     31,963  ALICORP SA                                                                                                     27,816
     15,236  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                         752,658
     10,800  ASAHI BREWERIES LIMITED                                                                                       160,149
      5,000  ASIA PACIFIC BREWERIES LIMITED                                                                                 43,953
      3,633  ASSOCIATED BRITISH FOODS PLC                                                                                   63,252
     14,058  BIDVEST GROUP LIMITED                                                                                         273,923
        439  BIM BIRLESIK MAGAZALAR AS+                                                                                     32,256
     20,351  CADBURY SCHWEPPES PLC                                                                                         240,452
        300  CARLSBERG AS                                                                                                   40,379
     19,000  CHINA MENGNIU DAIRY COMPANY                                                                                    71,637
      4,944  CIA CERVECERIAS UNIDAS SA                                                                                      36,107
        896  CJ CORPORATION                                                                                                118,410
     22,889  COCA-COLA AMATIL LIMITED                                                                                      178,156
     44,833  COCA-COLA COMPANY                                                                                           2,411,119
     11,500  COCA-COLA FEMSA SAB DE CV                                                                                      46,342
      1,110  COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                         52,863
      1,500  COCA-COLA WEST JAPAN COMPANY LIMITED                                                                           33,228
     19,123  COMPASS GROUP PLC                                                                                             125,309
     11,614  CONAGRA FOODS INCORPORATED                                                                                    298,596
     27,113  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                                  655,592
     28,416  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                    1,284,403
      3,014  COSAN SA INDUSTRIA E COMERCIO+                                                                                 34,242
        500  DANISCO AS                                                                                                     36,758
     25,742  DEL MONTE FOODS COMPANY                                                                                       271,321
     27,332  DIAGEO PLC                                                                                                    583,596
      6,288  DISTELL GROUP LIMITED                                                                                          55,492
      7,326  EMBOTELLADORA ANDINA SA                                                                                        23,010
      2,000  EZAKI GLICO COMPANY LIMITED                                                                                    19,639
     22,378  FLOWERS FOODS INCORPORATED                                                                                    461,882
     44,314  FOSTER'S GROUP LIMITED                                                                                        229,219
      7,633  GENERAL MILLS INCORPORATED                                                                                    426,532
      1,518  GREENE KING PLC                                                                                                30,699
      5,034  GROUPE DANONE                                                                                                 383,406
     24,800  GRUPO BIMBO SAB DE CV                                                                                         146,107
     29,700  GRUPO MODELO SA DE CV                                                                                         144,422
      6,400  H.J. HEINZ COMPANY                                                                                            288,576
     19,374  HANSEN NATURAL CORPORATION+                                                                                   870,086
      1,067  HEINEKEN HOLDING NV                                                                                            58,475
     44,261  HERCULES INCORPORATED<<                                                                                       921,514
      3,889  HERSHEY COMPANY                                                                                               180,839
        473  HITE BREWERY COMPANY LIMITED                                                                                   61,753
      9,810  HORMEL FOODS CORPORATION                                                                                      349,530
      1,800  HOUSE FOODS CORPORATION                                                                                        29,334

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 109


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
FOOD & KINDRED PRODUCTS (continued)
        360  IAWS GROUP PLC                                                                                        $         7,062
     15,936  ILLOVO SUGAR LIMITED                                                                                           51,343
      1,923  INBEV NA                                                                                                      157,700
    582,500  INDOFOOD SUKSES MAKMUR TBK PT                                                                                 115,383
     14,412  J SAINSBURY PLC                                                                                               160,982
    521,200  JG SUMMIT HOLDINGS                                                                                            109,750
      7,194  JM SMUCKER COMPANY                                                                                            395,742
      1,800  KAGOME COMPANY LIMITED                                                                                         32,023
      1,361  KERRY GROUP PLC                                                                                                33,094
      4,000  KIKKOMAN CORPORATION                                                                                           54,098
     22,000  KIRIN BREWERY COMPANY LIMITED                                                                                 274,169
     33,546  KRAFT FOODS INCORPORATED CLASS A                                                                            1,075,485
      7,518  LANCASTER COLONY CORPORATION                                                                                  305,757
          1  LINDT & SPRUENGLI AG                                                                                           31,752
      5,266  LION NATHAN LIMITED                                                                                            39,522
         24  LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                        36,960
         38  LOTTE CONFECTIONERY COMPANY LIMITED                                                                            64,798
        836  MARTSON PLC                                                                                                     6,283
     13,662  MCCORMICK & COMPANY INCORPORATED                                                                              489,646
      7,000  MEIJI DAIRIES CORPORATION                                                                                      38,933
      7,000  MEIJI SEIKA KAISHA LIMITED                                                                                     32,585
      9,968  MOLSON COORS BREWING COMPANY                                                                                  891,737
         25  NAMYANG DAIRY PRODUCTS COMPANY LIMITED                                                                         26,244
      4,263  NESTLE SA                                                                                                   1,853,095
          6  NESTLE SA ADR                                                                                                     652
      6,000  NICHIREI CORPORATION                                                                                           28,137
      5,000  NIPPON MEAT PACKERS INCORPORATED                                                                               54,107
      5,000  NISSHIN SEIFUN GROUP INCORPORATED                                                                              45,816
      2,100  NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                           66,742
        131  NONG SHIM COMPANY LIMITED                                                                                      33,507
     24,790  NORTHERN FOODS PLC                                                                                             51,107
      3,883  NORTHUMBRIAN WATER GROUP PLC                                                                                   27,069
        179  ORION CORPORATION                                                                                              48,456
     15,686  PARMALAT SPA+                                                                                                  56,626
     16,242  PEPSI BOTTLING GROUP INCORPORATED                                                                             561,811
      8,665  PEPSIAMERICAS INCORPORATED                                                                                    256,484
     45,223  PEPSICO INCORPORATED                                                                                        3,076,521
        838  PERNOD-RICARD                                                                                                 176,322
     32,700  PPB GROUP BHD                                                                                                  67,707
      2,800  QP CORPORATION                                                                                                 26,092
      7,331  RALCORP HOLDINGS INCORPORATED+<<                                                                              452,982
      1,720  ROYAL NUMICO NV                                                                                               126,502
        467  SAMYANG CORPORATION                                                                                            36,383
    265,700  SAN MIGUEL CORPORATION+                                                                                       391,071
        695  SAPUTO INCORPORATED                                                                                            33,401
     15,200  SARA LEE CORPORATION                                                                                          252,624
     11,116  SCOTTISH & NEWCASTLE PLC                                                                                      138,734
     16,176  SMITHFIELD FOODS INCORPORATED+<<                                                                              529,440
      1,011  SODEXHO ALLIANCE SA                                                                                            66,631
      5,133  SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+                                                                   183,505
      4,940  TATE & LYLE PLC                                                                                                56,226
    205,000  THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                           34,293
      7,423  TIGER BRANDS LIMITED                                                                                          194,706
     72,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                                   103,416
      1,910  TONGAAT-HULETT                                                                                                 26,755

110 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
FOOD & KINDRED PRODUCTS (continued)
      2,000  TOYO SUISAN KAISHA LIMITED                                                                            $        34,977
     11,656  TREEHOUSE FOODS INCORPORATED+                                                                                 313,780
      8,000  TSINGTAO BREWERY COMPANY LIMITED                                                                               27,906
     36,626  TYSON FOODS INCORPORATED CLASS A                                                                              789,290
      1,900  UNICHARM PETCARE CORPORATION                                                                                   79,584
     17,864  UNILEVER NV                                                                                                   545,839
     13,943  UNILEVER PLC                                                                                                  439,400
     18,387  VINA CONCHA Y TORO SA                                                                                          43,883
     25,300  WILLIAM MORRISON SUPERMARKETS PLC                                                                             146,019
     58,930  WILMAR INTERNATIONAL LIMITED+                                                                                 121,390
      5,900  WM. WRIGLEY JR. COMPANY<<                                                                                     343,675
      3,200  YAKULT HONSHA COMPANY LIMITED                                                                                  73,651
      3,000  YAMAZAKI BAKING COMPANY LIMITED                                                                                22,489
      8,300  YANTAI CHANGYU PIONEER WINE COMPANY CLASS B                                                                    48,325

                                                                                                                        29,235,687
                                                                                                                   ---------------

FOOD STORES: 0.58%
        400  ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                                   8,220
    277,000  C.P. SEVEN ELEVEN PCL                                                                                          88,001
      4,000  CAFE DE CORAL HOLDINGS LIMITED                                                                                  7,407
      5,787  CARREFOUR SA                                                                                                  404,967
        557  CASINO GUICHARD PERRACHON SA                                                                                   54,996
        129  COLRUYT SA                                                                                                     27,518
        976  DELHAIZE GROUP                                                                                                 95,449
    107,244  DISTRIBUCION Y SERVICIO D&S SA                                                                                 52,931
        500  GEORGE WESTON LIMITED                                                                                          33,902
    138,600  JOLLIBEE FOODS CORPORATION                                                                                    162,306
      2,100  KAPPA CREATE COMPANY LIMITED                                                                                   32,954
      3,000  KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                         55,834
        700  KESKO OYJ                                                                                                      41,032
     11,463  KONINKLIJKE AHOLD NV+                                                                                         153,034
     14,859  KROGER COMPANY                                                                                                394,952
     50,000  LIANHUA SUPERMARKET HOLDINGS COMPANY LIMITED                                                                   67,969
      1,000  LOBLAW COMPANIES LIMITED                                                                                       42,756
        432  LUMINAR PLC                                                                                                     6,171
      6,800  MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                                   115,692
      2,930  METRO AG                                                                                                      253,852
      3,259  MIGROS TURK TAS                                                                                                54,160
      4,400  MINISTOP COMPANY LIMITED                                                                                       76,760
      5,500  NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                                 74,765
      7,911  PANERA BREAD COMPANY+<<                                                                                       346,027
      2,000  PLENUS COMPANY LIMITED                                                                                         32,973
     24,000  PRESIDENT CHAIN STORE CORPORATION                                                                              62,327
    158,086  RIPLEY CORPORATION SA+                                                                                        212,190
      8,516  SAFEWAY INCORPORATED                                                                                          270,213
     16,380  SEVEN & I HOLDINGS COMPANY LIMITED                                                                            437,121
     15,870  SHOPRITE HOLDINGS LIMTIED                                                                                      75,807
     20,070  STARBUCKS CORPORATION+                                                                                        552,929
     83,341  TESCO PLC                                                                                                     714,155
      5,602  THE PANTRY INCORPORATED+<<                                                                                    186,715
      7,319  THE SPAR GROUP LIMITED                                                                                         53,508
     15,263  WHOLE FOODS MARKET INCORPORATED<<                                                                             675,540
     29,031  WOOLWORTHS LIMITED                                                                                            710,913
      2,300  YAOKO COMPANY LIMITED                                                                                          58,796
         37  YOSHINOYA D&C COMPANY LIMITED                                                                                  59,755

                                                                                                                         6,754,597
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 111


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
FOOTWEAR: 0.11%
      4,000  ASICS CORPORATION                                                                                     $        51,818
     20,351  CROCS INCORPORATED+<<                                                                                       1,201,523

                                                                                                                         1,253,341
                                                                                                                   ---------------

FORESTRY: 0.03%
      1,023  MONDI LIMITED+                                                                                                  9,797
      3,000  SUMITOMO FORESTING                                                                                             26,557
      4,224  WEYERHAEUSER COMPANY                                                                                          287,950

                                                                                                                           324,304
                                                                                                                   ---------------

FURNITURE & FIXTURES: 0.30%
      3,110  CERSANIT-KRASNYSTAW SA                                                                                         43,624
     11,437  ETHAN ALLEN INTERIORS INCORPORATED<<                                                                          384,283
     21,067  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                                 239,742
      6,237  HERMAN MILLER INCORPORATED                                                                                    180,998
     44,413  HOUSEWARES INTERNATIONAL LIMITED                                                                               83,605
      1,000  ITOKI CORPORATION                                                                                               6,702
      5,751  KINETIC CONCEPTS INCORPORATED+<<                                                                              345,693
     18,621  LA-Z-BOY INCORPORATED<<                                                                                       179,506
     22,452  LEGGETT & PLATT INCORPORATED<<                                                                                458,021
      7,078  MASCO CORPORATION                                                                                             184,170
     36,419  NEWELL RUBBERMAID INCORPORATED                                                                                939,246
      5,775  NOBIA AB                                                                                                       64,256
      1,000  OKAMURA CORPORATION                                                                                             7,937
      4,500  SANGETSU COMPANY LIMITED                                                                                       96,964
     12,223  SELECT COMFORT CORPORATION+<<                                                                                 209,624
      2,100  TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                      27,839

                                                                                                                         3,452,210
                                                                                                                   ---------------

GAS DISTRIBUTION: 0.01%
      1,576  GAZ DE FRANCE                                                                                                  79,006
                                                                                                                   ---------------

GENERAL MERCHANDISE STORES: 1.15%
     23,152  99 CENTS ONLY STORES+                                                                                         285,927
        747  ARCANDOR AG                                                                                                    20,352
      2,300  ASKUL CORPORATION                                                                                              46,977
      3,000  BELLUNA COMPANY LIMITED                                                                                        32,023
     33,600  BIG C SUPERCENTER PCL                                                                                          47,496
     14,809  BIG LOTS INCORPORATED+<<                                                                                      440,864
      9,285  BJ'S WHOLESALE CLUB INCORPORATED+                                                                             324,975
     18,576  CASEY'S GENERAL STORES INCORPORATED                                                                           526,815
      2,100  CAWACHI LIMITED                                                                                                58,217
     50,844  CENCOSUD SA                                                                                                   205,803
      2,900  CIRCLE K SUNKUS COMPANY LIMITED                                                                                46,760
      5,555  COMPAGNIE FINANCIERE RICHEMONT AG                                                                             343,712
      8,234  DAVID JONES LIMITED                                                                                            34,841
      1,100  DON QUIJOTE COMPANY LIMITED                                                                                    22,705
     23,706  DSG INTERNATIONAL PLC                                                                                          74,086
     18,401  FAMILY DOLLAR STORES INCORPORATED                                                                             538,781
      3,600  FAMILYMART COMPANY LIMITED                                                                                     92,650
     19,885  FOOT LOCKER INCORPORATED                                                                                      332,278
     12,167  FRED'S INCORPORATED                                                                                           126,537
     42,895  HARVEY NORMAN HOLDINGS LIMITED                                                                                186,772
      3,701  HELLENIC DUTY FREE SHOPS SA                                                                                    66,449
      7,703  HOME RETAIL GROUP                                                                                              64,338

112 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
GENERAL MERCHANDISE STORES (continued)
        679  HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                              $        76,707
      5,000  IZUMIYA COMPANY LIMITED                                                                                        30,702
      5,265  JCPENNEY COMPANY INCORPORATED                                                                                 362,021
      3,400  LAWSON INCORPORATED                                                                                           113,049
      5,500  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                       23,841
      9,957  MACY'S INCORPORATED                                                                                           315,836
     16,288  MARKS & SPENCER GROUP PLC                                                                                     205,254
      3,300  MATSUMOTOKIYOSHI COMPANY LIMITED                                                                               66,690
      9,000  MATSUZAKAYA HOLDINGS COMPANY LIMITED(a)                                                                        69,168
     85,355  ORGANIZACION SORIANA SAB DE CV CLASS B                                                                        271,545
     10,592  PACIFIC BRANDS LIMITED                                                                                         29,128
     14,348  PICK'N PAY STORES LIMITED                                                                                      66,728
    704,000  RAMAYANA LESTARI SENTOSA TBK PT                                                                                63,727
     22,000  ROBINSON & COMPANY LIMITED                                                                                     65,523
     72,681  SACI FALABELLA                                                                                                350,381
     46,527  SAKS INCORPORATED+<<                                                                                          752,350
        540  SHINSEGAE COMPANY LIMITED                                                                                     356,816
     12,000  SIAM MAKRO PLC                                                                                                 31,478
      7,702  STEIN MART INCORPORATED                                                                                        67,624
      2,200  SUGI PHARMACY COMPANY LIMITED                                                                                  52,915
      2,400  SUNDRUG COMPANY LIMITED                                                                                        55,031
     21,531  TARGET CORPORATION                                                                                          1,419,539
     11,900  TJX COMPANIES INCORPORATED<<                                                                                  362,831
     70,428  WAL-MART STORES INCORPORATED                                                                                3,072,774
    332,129  WALMART DE MEXICO SA DE CV SERIES V                                                                         1,181,552
     56,000  WUMART STORES INCORPORATED                                                                                     48,893

                                                                                                                        13,431,461
                                                                                                                   ---------------

HEALTH SERVICES: 1.07%
     16,153  APRIA HEALTHCARE GROUP INCORPORATED+                                                                          430,154
    109,900  BANGKOK DUSIT MEDICAL SERVICE PCL THB                                                                         123,321
     26,572  BANMEDICA SA                                                                                                   33,485
     57,733  BIOTON SA+                                                                                                     24,896
      5,193  BROOKDALE SENIOR LIVING INCORPORATED<<                                                                        190,168
     47,000  CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                    31,102
    702,000  CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                          59,418
     10,096  COMMUNITY HEALTH SYSTEMS INCORPORATED+<<                                                                      350,634
      7,329  COVANCE INCORPORATED+<<                                                                                       537,362
     11,153  DAVITA INCORPORATED+                                                                                          641,521
      1,600  DIAGNOSTICOS DA AMERICA SA+                                                                                    35,874
     15,503  EDWARDS LIFESCIENCES CORPORATION+<<                                                                           748,795
     15,930  ENZO BIOCHEM INCORPORATED+<<                                                                                  286,899
      1,692  FRESENIUS MEDICAL CARE AG & COMPANY                                                                            83,116
      1,596  GRIFOLS SA+                                                                                                    33,417
     29,553  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                           201,256
     15,766  HEALTHSCOPE LIMITED                                                                                            70,841
      9,175  HEALTHWAYS INCORPORATED+<<                                                                                    456,915
     34,940  HUMAN GENOME SCIENCES INCORPORATED+                                                                           321,797
     12,671  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                   984,030
      8,911  LINCARE HOLDINGS INCORPORATED+                                                                                320,707
     10,523  MAGELLAN HEALTH SERVICES INCORPORATED+                                                                        427,234
      7,998  MANOR CARE INCORPORATED                                                                                       510,992
      1,200  MDS INCORPORATED+                                                                                              23,523
     15,912  MEDI-CLINIC CORPORATION                                                                                        48,480
     10,027  NAUTILUS INCORPORATED<<                                                                                        95,457

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 113


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
HEALTH SERVICES (continued)
     22,628  NEKTAR THERAPEUTICS+<<                                                                                $       186,907
     69,244  NETWORK HEALTHCARE HOLDINGS LIMITED                                                                           123,866
        450  NOVOZYMES A/S CLASS B                                                                                          53,244
     10,495  ODYSSEY HEALTHCARE INCORPORATED+                                                                              102,641
     13,000  PARKWAY HOLDINGS LIMITED                                                                                       33,772
     12,915  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                         770,380
     14,572  PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                         537,124
      1,506  QIAGEN NV+                                                                                                     25,870
        866  RHOEN KLINIKUM AG                                                                                              26,626
      7,344  ROCHE HOLDING AG                                                                                            1,275,738
     13,510  SIERRA HEALTH SERVICES INCORPORATED+<<                                                                        567,420
      6,055  SONIC HEALTHCARE LIMITED                                                                                       76,368
     11,763  SUNRISE SENIOR LIVING INCORPORATED+<<                                                                         421,233
     34,540  SYMBION HEALTH LIMITED                                                                                        117,600
          2  TAKARA BIO INCORPORATED+                                                                                        5,268
     60,634  TENET HEALTHCARE CORPORATION+<<                                                                               205,549
      5,156  UNIVERSAL HEALTH SERVICES CLASS B                                                                             272,237
        660  VALLOUREC SA                                                                                                  176,580
     13,363  WATSON PHARMACEUTICALS INCORPORATED+<<                                                                        398,485

                                                                                                                        12,448,302
                                                                                                                   ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.43%
        244  ACCIONA SA                                                                                                     61,193
      1,961  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                    107,736
     66,000  ANHUI EXPRESSWAY COMPANY                                                                                       55,948
      2,240  AUTOSTRADA TORINO-MILANO SPA                                                                                   50,776
      5,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                                    18,499
      6,555  CIA DE CONCESSOES RODOVIARIAS                                                                                 113,526
      3,950  DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                      235,745
        184  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                       16,029
      7,591  FOSTER WHEELER LIMITED+                                                                                       899,078
      9,154  GRANITE CONSTRUCTION INCORPORATED                                                                             498,344
        591  GRUPO FERROVIAL SA                                                                                             51,848
      1,351  HANJIN HEAVY INDUSTRIES AND CONSTRUCTION COMPANY LIMITED+                                                     115,864
     16,500  HITACHI ZOSEN CORPORATION+                                                                                     27,217
     11,000  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                        10,354
      1,847  HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                      728,328
     12,092  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                       1,160,711
     19,459  MULTIPLEX GROUP                                                                                                79,472
      1,000  NAMURA SHIPBUILDING COMPANY LIMITED                                                                            14,233
    136,500  PLUS EXPRESSWAYS BHD                                                                                          123,967
      7,140  SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                      359,930
     34,000  SHENZHEN EXPRESSWAY COMPANY LIMITED                                                                            33,095
      7,789  SKANSKA AB                                                                                                    157,802
     14,631  TECHNICAL OLYMPIC SA                                                                                           30,694
        511  VINCI SA                                                                                                       36,365

                                                                                                                         4,986,754
                                                                                                                   ---------------

HOLDING & OTHER INVESTMENT OFFICES: 3.66%
      2,936  3I GROUP PLC                                                                                                   62,453
     23,642  ABB LIMITED                                                                                                   580,832
        227  ACKERMANS & VAN HAAREN NV                                                                                      22,197
      3,058  AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                     346,319
        445  AFRICA ISRAEL INVESTMENTS LIMITED+                                                                             37,776
      3,960  ALCON INCORPORATED                                                                                            535,630

114 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
       7,817  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                       $       729,561
       6,000  ALLIED GROUP LIMITED                                                                                          21,160
      10,618  AMB PROPERTY CORPORATION                                                                                     583,778
       1,845  ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                                     67,072
      88,377  ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                                                   1,245,232
      16,201  ANTARCHILE SA                                                                                                326,185
       4,426  ARCHSTONE-SMITH TRUST+                                                                                       260,249
      11,078  ASPEN INSURANCE HOLDINGS LIMITED                                                                             277,947
      14,585  ASPEN PHARMACARE HOLDINGS LIMITED                                                                             72,366
       8,654  AVALONBAY COMMUNITIES INCORPORATED<<                                                                         989,845
      13,805  AVI LIMITED                                                                                                   37,709
       4,828  AYALA CORPORATION CLASS A                                                                                     51,091
      98,518  BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                         137,881
       9,616  BARLOWORLD LIMITED                                                                                           165,009
       3,189  BOSTON PROPERTIES INCORPORATED<<                                                                             319,123
       1,974  BRADESPAR SA+                                                                                                 82,451
      13,738  BRE PROPERTIES INCORPORATED                                                                                  763,009
       5,550  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                     188,311
       6,009  CAMDEN PROPERTY TRUST                                                                                        369,493
      29,000  CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED                                                                23,542
       1,302  CLOSE BROTHERS GROUP PLC                                                                                      20,253
      17,284  COLONIAL PROPERTIES TRUST<<                                                                                  620,668
      12,398  CORPORATE OFFICE PROPERTIES TRUST                                                                            533,982
         348  CORPORATION FINANCIERA ALBA                                                                                   22,973
      15,724  COUSINS PROPERTIES INCORPORATED<<                                                                            431,938
      32,000  DAIWA SECURITIES GROUP INCORPORATED                                                                          317,264
      63,989  DCT INDUSTRIAL TRUST INCORPORATED<<                                                                          653,968
         181  DELEK GROUP LIMITED+                                                                                          40,256
      14,862  DIGITAL REALITY TRUST INCORPORATED                                                                           579,618
      19,241  DOGAN SIRKETLER GRUBU HOLDINGS                                                                                36,861
       7,806  DOGAN YAYIN HOLDING+                                                                                          28,467
      17,680  DUKE REALTY CORPORATION                                                                                      597,407
      22,231  E & O PROPERTY DEVELOPMENT BHD+                                                                               23,491
      19,482  EMPRESAS COPEC SA                                                                                            304,087
      20,430  EQUITY INNS INCORPORATED                                                                                     460,084
       5,361  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                     261,081
       6,974  ESSEX PROPERTY TRUST INCORPORATED<<                                                                          821,467
         345  EURAZEO                                                                                                       45,809
      18,877  EXTERRAN HOLDINGS INCORPORATED+<<                                                                          1,462,931
      23,209  FELCOR LODGING TRUST INCORPORATED<<                                                                          509,205
      72,600  FIRST GEN CORPORATION+                                                                                       100,617
      24,404  FRANKLIN STREET PROPERTIES CORPORATION<<                                                                     420,969
       1,608  GEA GROUP AG                                                                                                  51,915
     111,500  GENTING BHD                                                                                                  234,050
         145  GIMV NV                                                                                                        9,541
      42,860  GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                                   67,608
       1,000  GREAT EASTERN HOLDINGS LIMITED                                                                                11,808
     106,771  GRUPO CARSO SA DE CV+                                                                                        418,645
       2,050  GS HOLDINGS CORPORATION                                                                                      105,963
      16,713  HACI OMER SABANCI HOLDING AS                                                                                  92,582
      26,326  HEALTH CARE PROPERTY INVESTORS INCORPORATED                                                                  800,837
       9,072  HENDERSON GROUP PLC                                                                                           27,803
       8,000  HIAP TECK VENTURE BHD                                                                                          4,592
       5,600  HKR INTERNATIONAL LIMITED                                                                                      3,878
       8,942  HOME PROPERTIES INCORPORATED<<                                                                               454,432

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 115


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
      11,799  HOSPITALITY PROPERTIES TRUST<<                                                                       $       465,589
      10,500  HOST HOTELS & RESORTS INCORPORATED<<                                                                         234,045
      79,780  HRPT PROPERTIES TRUST<<                                                                                      780,248
       5,189  ICAP PLC                                                                                                      51,056
      20,681  IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                        35,571
       8,852  IMPERIAL HOLDING LIMITED                                                                                     177,319
     109,484  IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                             167,605
       2,000  INDUSTRIVARDEN AB CLASS A                                                                                     40,882
       1,200  INDUSTRIVARDEN AB CLASS C                                                                                     23,224
       4,745  INVERCAP SA                                                                                                   33,068
       9,452  INVESCO PLC                                                                                                  114,822
       3,807  INVESTEC PLC                                                                                                  41,488
      68,879  INVESTIMENTOS ITAU SA                                                                                        415,661
       5,321  INVESTOR AB                                                                                                  130,750
       4,600  INVESTOR AB A SHARES                                                                                         110,700
      16,519  ISTAR FINANCIAL INCORPORATED                                                                                 604,595
       2,492  ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                                         86,260
      30,000  ITAUSA INVESTIMENTOS ITAU SA                                                                                 275,535
         600  JAFCO COMPANY LIMITED                                                                                         24,665
       5,668  JARDINE MATHESON HOLDINGS LIMITED                                                                            147,368
       8,607  KILROY REALTY CORPORATION<<                                                                                  526,146
      28,610  KIMCO REALTY CORPORATION                                                                                   1,225,080
       8,166  KKR FINANCIAL CORPORATION                                                                                    126,491
      33,600  KNM GROUP BHD                                                                                                 43,181
      13,172  KOC HOLDING AS                                                                                                60,299
      10,288  LASALLE HOTEL PROPERTIES                                                                                     428,392
       5,816  LG CORPORATION                                                                                               334,096
      11,831  LIBERTY PROPERTY TRUST                                                                                       462,119
      26,000  LION DIVERSIFIED HOLDINGS BHD                                                                                 74,254
       7,633  MACERICH COMPANY<<                                                                                           619,952
       8,914  MACK-CALI REALTY CORPORATION                                                                                 372,249
       5,819  MACQUARIE BANK LIMITED                                                                                       349,096
      20,271  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                                 96,227
      62,101  MACQUARIE INFRASTRUCTURE GROUP                                                                               167,728
      20,400  METROPOLITAN BANK & TRUST COMPANY+                                                                            24,108
       6,559  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                             325,261
         440  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED<<                                                                  4,224
      54,600  MMC CORPORATION BHD                                                                                          114,611
     222,700  MULPHA INTERNATIONAL BHD+                                                                                     89,042
      42,700  MULTI-PURPOSE HOLDINGS BHD+                                                                                   21,341
      13,385  MURRAY & ROBERTS HOLDINGS LIMITED                                                                            141,186
      24,552  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                    576,726
       1,128  NATIONALE A PORTEFEUILLE                                                                                      81,118
      33,861  NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                                  939,643
      20,258  NEWCASTLE INVESTMENT CORPORATION                                                                             337,093
          77  PARGESA HOLDING SA                                                                                             8,217
      36,691  PETROBRAS ENERGIA PARTICIPACIONES SA+                                                                        334,989
      23,126  PLUM CREEK TIMBER COMPANY                                                                                    969,673
      11,612  POST PROPERTIES INCORPORATED<<                                                                               463,435
      16,000  PRIVEE INVESTMENT HOLDINGS COMPANY LIMITED                                                                     7,047
       3,366  PUBLIC STORAGE INCORPORATED CLASS D                                                                          255,075
      21,435  RAIT FINANCIAL TRUST<<                                                                                       189,700
       1,000  RATOS AB B SHARES                                                                                             30,444
      38,779  REALTY INCORPORATEDOME CORPORATION                                                                         1,047,033
       9,858  REDWOOD TRUST INCORPORATED<<                                                                                 367,999

116 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
       7,381  REGENCY CENTERS CORPORATION                                                                          $       512,758
      15,908  REMGRO LIMITED                                                                                               410,004
       5,542  RHJ INTERNATIONAL+                                                                                            98,749
         133  SBI HOLDINGS INCORPORATED                                                                                     35,608
       1,259  SCHRODERS PLC                                                                                                 33,609
       9,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                          39,358
     114,100  SIME DARBY BHD                                                                                               306,309
       6,098  SIMON PROPERTY GROUP INCORPORATED                                                                            578,822
       6,320  SL GREEN REALTY CORPORATION<<                                                                                704,743
       4,996  SM INVESTMENTS CORPORATION                                                                                    39,716
         163  SOFINA SA                                                                                                     18,874
      15,800  SOFTBANK CORPORATION                                                                                         303,610
         155  SOLVAC SA                                                                                                     27,874
      27,598  STRATEGIC HOTEL & RESORTS INCORPORATED<<                                                                     567,691
         600  STX CORPORATION                                                                                               51,284
      16,799  SUN HUNG KAI PROPERTIES LIMITED                                                                              224,080
       4,109  SUN INTERNATIONAL LIMITED                                                                                     89,510
      23,751  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                        640,327
      72,500  SWIRE PACIFIC LIMITED B SHARES                                                                               159,548
       2,560  TAKEFUJI CORPORATION                                                                                          68,759
      14,127  TAUBMAN CENTERS INCORPORATED                                                                                 728,671
          98  THE ISRAEL CORPORATION LIMITED+                                                                               67,980
      15,767  THORNBURG MORTGAGE INCORPORATED<<                                                                            185,735
      17,794  UDR INCORPORATED<<                                                                                           446,807
      34,600  UEM WORLD BHD                                                                                                 40,514
      17,498  VENTAS INCORPORATED                                                                                          666,324
      29,149  VIRGIN MEDIA INCORPORATED                                                                                    693,746
       3,700  VORNADO REALTY TRUST<<                                                                                       394,383
       3,091  WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                                 23,755
      83,640  WATERLAND FINANCIAL HOLDINGS                                                                                  25,852
      10,229  WEINGARTEN REALTY INVESTORS                                                                                  411,308
         297  WENDEL INVESTISSEMENT                                                                                         50,230
     104,420  YTL POWER INTERNATIONAL BHD+                                                                                  71,273

                                                                                                                        42,764,808
                                                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.38%
       7,342  BED BATH & BEYOND INCORPORATED+<<                                                                            254,327
      10,650  BEST BUY COMPANY INCORPORATED<<                                                                              468,068
       8,000  BEST DENKI COMPANY LIMITED                                                                                    49,953
      20,921  CIRCUIT CITY STORES INCORPORATED<<                                                                           227,620
       4,907  ELLERINE HOLDINGS LIMITED+                                                                                    51,553
       7,082  GUITAR CENTER INCORPORATED+<<                                                                                400,770
      15,586  JB HI-FI LIMITED                                                                                             159,455
       8,526  JD GROUP LIMITED                                                                                              83,245
       1,600  K'S HOLDINGS CORPORATION                                                                                      41,178
       2,200  KOKUYO COMPANY LIMITED                                                                                        22,287
       4,439  LEWIS GROUP LIMITED                                                                                           38,491
      49,310  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                               860,231
       1,400  NAFCO COMPANY LIMITED                                                                                         32,706
       1,700  NITORI COMPANY LIMITED                                                                                        88,531
      29,777  PIER 1 IMPORTS INCORPORATED+<<                                                                               184,022
       6,700  PIONEER CORPORATION                                                                                           81,587
      17,808  RADIOSHACK CORPORATION<<                                                                                     423,296
       1,900  SHIMANO INCORPORATED                                                                                          61,042

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 117


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
       8,586  THOMSON                                                                                              $       140,940
       6,000  TOTO LIMITED                                                                                                  47,880
       9,107  TUESDAY MORNING CORPORATION<<                                                                                 96,079
       9,254  WILLIAMS-SONOMA INCORPORATED<<                                                                               308,436
       1,800  XEBIO COMPANY LIMITED                                                                                         46,403
       2,000  YAMADA DENKI COMPANY LIMITED                                                                                 200,708
       4,300  YAMAHA CORPORATION                                                                                            90,984
                                                                                                                         4,459,792
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.41%
       5,905  BOYD GAMING CORPORATION                                                                                      241,219
     629,100  CENTRAL PLAZA HOTEL PCL                                                                                       99,930
       3,669  CHOICE HOTELS INTERNATIONAL INCORPORATED<<                                                                   137,514
       2,000  FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                      16,970
      10,870  GAYLORD ENTERTAINMENT COMPANY+<<                                                                             558,175
      10,800  HILTON HOTELS CORPORATION                                                                                    496,260
       1,351  HOME INNS & HOTELS MANAGEMENT ADR+<<                                                                          40,071
      10,500  HONGKONG & SHANGHAI HOTELS LIMITED                                                                            16,428
       1,400  HOTEL SHILLA COMPANY LIMITED                                                                                  37,302
       2,867  INTERCONTINENTAL HOTELS GROUP PLC                                                                             59,941
      29,000  KLCC PROPERTY HOLDINGS BHD                                                                                    28,656
       3,253  LAS VEGAS SANDS CORPORATION+                                                                                 324,324
       8,909  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                  395,738
     304,200  MINOR INTERNATIONAL PCL                                                                                      124,127
     311,300  NALURI CORPORATION BHD                                                                                        62,233
       2,794  ORASCOM HOTELS & DEVELOPMENT+                                                                                 29,726
       1,136  ORBIS SA                                                                                                      28,420
      11,293  ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                                      565,215
      72,000  SHANGRI-LA ASIA LIMITED                                                                                      172,113
     122,533  SINO HOTELS HOLDINGS LIMITED                                                                                  81,713
       8,596  SKY CITY ENTERTAINMENT GROUP LIMITED                                                                          27,636
       5,801  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                             354,557
       4,496  STATION CASINOS INCORPORATED                                                                                 394,839
       8,185  VAIL RESORTS INCORPORATED+<<                                                                                 468,018

                                                                                                                         4,761,125
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.94%
     835,000  A-MAX HOLDINGS LIMITED+                                                                                       22,702
       7,056  ACTUANT CORPORATION CLASS A<<                                                                                430,345
      19,951  ADVANTECH COMPANY LIMITED                                                                                     60,277
       1,164  ALSTOM RGPT+                                                                                                 210,369
      12,000  AMADA COMPANY LIMITED                                                                                        130,063
         383  ANDRITZ AG                                                                                                    24,788
      23,888  APPLE COMPUTER INCORPORATED+                                                                               3,308,010
      38,381  APPLIED MATERIALS INCORPORATED<<                                                                             819,818
       4,094  ASTEC INDUSTRIES INCORPORATED+                                                                               207,075
      19,519  ASYST TECHNOLOGIES INCORPORATED+                                                                             114,577
       6,596  ATLAS COPCO AB CLASS A                                                                                       109,488
       4,242  ATLAS COPCO AB CLASS B                                                                                        67,031
      35,865  AXCELIS TECHNOLOGIES INCORPORATED+                                                                           168,924
       8,733  BAKER HUGHES INCORPORATED                                                                                    732,349
      59,000  BENQ CORPORATION                                                                                              27,712
       6,130  BLACK BOX CORPORATION                                                                                        251,024
      18,329  BRIGGS & STRATTON CORPORATION<<                                                                              535,024
      52,794  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                 369,558

118 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      26,339  BROOKS AUTOMATION INCORPORATED+<<                                                                    $       372,697
       9,960  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                                   622,400
         983  BUSINESS OBJECTS SA+                                                                                          43,239
      11,919  CAMERON INTERNATIONAL CORPORATION+                                                                           974,617
       3,700  CANON FINETECH INCORPORATED                                                                                   64,548
       1,499  CAP GEMINI SA                                                                                                 96,996
       1,000  CAPCOM COMPANY LIMITED                                                                                        21,504
      16,339  CARLISLE COMPANIES INCORPORATED                                                                              804,369
       4,600  CASIO COMPUTER COMPANY LIMITED                                                                                70,079
      18,000  CATCHER TECHNOLOGY COMPANY LIMITED                                                                           144,000
       7,032  CDW CORPORATION                                                                                              605,244
     138,000  CHEN HSONG HOLDINGS                                                                                          111,318
      17,600  CHICONY ELECTRONICS COMPANY LIMITED                                                                           35,253
       2,400  CKD CORPORATION                                                                                               24,665
      10,282  CUMMINS INCORPORATED                                                                                       1,217,594
       8,000  DAIHEN CORPORATION                                                                                            50,712
       1,169  DASSAULT SYSTEMES SA                                                                                          68,731
       4,753  DEERE & COMPANY                                                                                              646,693
      55,488  DELL INCORPORATED+                                                                                         1,567,536
      55,650  DELTA ELECTRONICS INCORPORATED                                                                               207,423
         700  DISCO CORPORATION                                                                                             41,048
      18,519  DONALDSON COMPANY INCORPORATED                                                                               707,055
       1,804  DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION COMPANY LIMITED                                                     173,036
       3,870  DOOSAN INFRACORE COMPANY LIMITED                                                                             140,851
      22,000  DOVER CORPORATION                                                                                          1,086,800
      10,949  DRESSER RAND GROUP INCORPORATED+                                                                             403,690
      16,000  EBARA CORPORATION                                                                                             71,992
      57,720  EMC CORPORATION                                                                                            1,134,775
      33,101  EMULEX CORPORATION+<<                                                                                        646,794
       6,092  FLOWSERVE CORPORATION                                                                                        435,030
       6,950  FMC TECHNOLOGIES INCORPORATED+                                                                               658,165
      90,000  FONG'S INDUSTRIES COMPANY LIMITED                                                                             66,712
      27,600  FOXCONN TECHNOLOGY COMPANY LIMITED                                                                           250,909
      13,000  FUJI HEAVY INDUSTRIES LIMITED                                                                                 54,564
       1,600  FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                    35,236
      44,000  FUJITSU LIMITED                                                                                              300,579
      15,721  GAMESTOP CORPORATION CLASS A+                                                                                788,251
      14,066  GARDNER DENVER INCORPORATED+                                                                                 561,374
      97,128  GATEWAY INCORPORATED+                                                                                        178,716
       6,902  GRACO INCORPORATED                                                                                           278,910
      13,769  GRANT PRIDECO INCORPORATED+<<                                                                                761,426
      74,715  HEWLETT-PACKARD COMPANY                                                                                    3,687,185
       3,200  HEXAGON AB                                                                                                    64,831
      16,900  HIGH TECH COMPUTER CORPORATION                                                                               229,174
       3,200  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                               112,756
       5,000  HITACHI KOKI COMPANY LIMITED                                                                                  83,600
      83,000  HITACHI LIMITED                                                                                              536,178
           5  HITACHI LIMITED ADR                                                                                              322
     198,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                                 1,470,000
       4,000  HOSOKAWA MICRON CORPORATION                                                                                   35,927
      21,647  IDEX CORPORATION<<                                                                                           832,760
         355  INDRA SISTEMAS SA                                                                                              9,275
       6,272  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                       325,705
      12,355  INTERMEC INCORPORATED+<<                                                                                     303,315
      28,946  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                              3,377,709
     100,800  INVENTEC COMPANY LIMITED                                                                                      64,298

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 119


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         700  ITOCHU TECHNO-SCIENCE CORPORATION                                                                    $        27,567
      22,500  JOHNSON ELECTRIC HOLDINGS LIMITED                                                                             11,715
      11,687  JOY GLOBAL INCORPORATED                                                                                      507,099
       7,745  KAYDON CORPORATION                                                                                           408,936
      10,404  KENNAMETAL INCORPORATED                                                                                      839,187
       5,000  KITZ CORPORATION                                                                                              43,829
      22,500  KOMATSU LIMITED                                                                                              693,713
          71  KOMATSU LIMITED ADR                                                                                            8,747
       2,200  KONAMI CORPORATION                                                                                            55,290
      28,865  KUBOTA CORPORATION                                                                                           223,860
      22,498  KULICKE & SOFFA INDUSTRIES INCORPORATED+<<                                                                   192,133
      14,408  LAM RESEARCH CORPORATION+<<                                                                                  772,701
      13,079  LARSEN & TOUBRO LIMITED                                                                                      835,748
      74,000  LENOVO GROUP LIMITED                                                                                          49,063
       9,958  LEXMARK INTERNATIONAL INCORPORATED+                                                                          371,035
       4,360  LG PHILLIPS LCD COMPANY LIMITED+                                                                             185,403
     159,300  LITE-ON TECHNOLOGY CORPORATION                                                                               251,501
       3,810  LOGITECH INTERNATIONAL SA+                                                                                   102,743
       2,000  MAKINO MILLING MACHINE COMPANY LIMITED                                                                        20,865
       1,767  MAN AG                                                                                                       253,443
       6,548  MANITOWOC COMPANY INCORPORATED                                                                               520,501
       1,000  MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                    2,815
         800  MEITEC CORPORATION                                                                                            25,702
       2,000  MELCO HOLDINGS INCORPORATED                                                                                   40,418
       2,085  METSO OYJ                                                                                                    133,550
      10,750  MICROS SYSTEMS INCORPORATED+                                                                                 648,655
       1,500  MISUMI GROUP INCORPORATED                                                                                     25,857
       4,996  MISYS PLC                                                                                                     23,244
      23,743  MITAC INTERNATIONAL CORPORATION                                                                               29,571
      48,000  MITSUBISHI ELECTRIC CORPORATION                                                                              564,194
       6,300  MITSUI HIGH-TEC INCORPORATED                                                                                  76,825
       3,000  MIURA COMPANY LIMITED                                                                                         91,200
      11,722  MODINE MANUFACTURING COMPANY                                                                                 328,802
       3,400  MORI SEIKI COMPANY LIMITED                                                                                    84,714
       4,000  NABTESCO CORPORATION                                                                                          55,583
       5,000  NACHI-FUJIKOSHI CORPORATION                                                                                   21,116
       4,852  NATIONAL OILWELL VARCO INCORPORATED+                                                                         621,056
         601  NCSOFT CORPORATION+                                                                                           49,961
         149  NEC CORPORATION                                                                                                  702
         897  NEOPOST SA                                                                                                   137,211
         900  NETUREN COMPANY LIMITED                                                                                       11,558
       3,300  NOMURA RESEARCH INSTITUTE LIMITED                                                                            111,149
       7,938  NORDSON CORPORATION                                                                                          398,567
         150  OBIC COMPANY LIMITED                                                                                          29,666
       7,000  OKAYA & COMPANY LIMITED                                                                                       87,659
         600  ORACLE CORPORATION JAPAN                                                                                      26,375
       3,095  ORMAT INDUSTRIES+                                                                                             41,076
         400  OTSUKA CORPORATION                                                                                            40,383
      15,663  PALL CORPORATION                                                                                             597,230
      12,600  PARKER HANNIFIN CORPORATION                                                                                1,354,122
      12,642  PENTAIR INCORPORATED                                                                                         469,397
       5,200  PITNEY BOWES INCORPORATED                                                                                    232,284
         588  PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                       24,687
      69,222  QUANTUM CORPORATION+<<                                                                                       222,203
       3,700  RISO KAGAKU CORPORATION                                                                                       72,377
      52,000  RITEK CORPORATION+                                                                                            15,632

120 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       8,000  RYOBI LIMITED                                                                                        $        51,058
      13,109  SAGE GROUP PLC                                                                                                62,443
       6,038  SANDISK CORPORATION+<<                                                                                       338,490
      15,000  SANYO ELECTRIC COMPANY LIMITED+                                                                               23,318
       7,159  SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                      249,778
       2,500  SHIMA SEIKI MANUFACTURING LIMITED                                                                            109,897
       3,295  SIMS GROUP LIMITED                                                                                            75,402
       4,176  SKF AB                                                                                                        84,756
       1,700  SMC CORPORATION                                                                                              225,512
      21,811  SMITH INTERNATIONAL INCORPORATED                                                                           1,461,555
     115,665  SOLECTRON CORPORATION+                                                                                       448,780
       7,386  SPX CORPORATION                                                                                              665,109
       5,000  STANLEY ELECTRIC COMPANY LIMITED                                                                             109,465
      10,630  STANLEY WORKS                                                                                                603,146
         324  STX ENGINE COMPANY LIMITED                                                                                    20,891
          75  SULZER AG                                                                                                     99,450
      12,000  SUMITOMO HEAVY INDUSTRIES LIMITED                                                                            134,416
       2,000  TADANO LIMITED                                                                                                25,650
       3,400  TDK CORPORATION                                                                                              289,231
      11,106  TEREX CORPORATION+                                                                                           887,147
       3,300  THK COMPANY LIMITED                                                                                           67,545
         760  TIETOENATOR OYJ                                                                                               17,642
       9,515  TIMKEN COMPANY                                                                                               338,353
      12,000  TORI HOLDINGS COMPANY LIMITED                                                                                  2,280
      10,865  TORO COMPANY                                                                                                 642,665
      72,000  TOSHIBA CORPORATION                                                                                          649,175
       2,000  TREND MICRO INCORPORATED                                                                                      82,218
      11,000  TSUBAKIMOTO CHAIN COMPANY                                                                                     70,775
      13,576  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                         548,335
       6,851  VERIFONE HOLDINGS INCORPORATED+<<                                                                            253,213
       6,473  WATSCO INCORPORATED<<                                                                                        311,481
       2,076  WEIR GROUP PLC                                                                                                34,532
         317  WINCOR NIXDORF AG                                                                                             27,253
      48,755  WISTRON CORPORATION                                                                                           88,646
       1,113  ZARDOYA-OTIS SA                                                                                               35,084
       7,521  ZEBRA TECHNOLOGIES CORPORATION+                                                                              273,012

                                                                                                                        57,726,023
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.54%
       5,212  AON CORPORATION                                                                                              225,784
      13,044  ARTHUR J. GALLAGHER & COMPANY<<                                                                              385,189
         530  BALOISE HOLDING AG                                                                                            48,533
     343,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                     763,955
         402  CNP ASSURANCES                                                                                                51,345
      10,002  HILB ROGAL & HOBBS COMPANY                                                                                   467,093
      18,017  HUMANA INCORPORATED+                                                                                       1,154,710
      11,209  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                      298,720
       3,200  MATSUI SECURITIES COMPANY LIMITED                                                                             26,697
      25,629  METROPOLITAN HOLDINGS LIMITED                                                                                 53,134
       9,900  NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                    483,120
      20,409  STANDARD LIFE PLC                                                                                            123,552
       6,000  TOKYO TATEMONO COMPANY LIMITED                                                                                79,333
      44,653  UNUM GROUP                                                                                                 1,092,659
      25,681  WILLIS GROUP HOLDINGS LIMITED                                                                                998,991

                                                                                                                         6,252,815
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 121


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS: 4.05%
       6,768  ACE LIMITED                                                                                          $       390,920
         707  ADMIRAL GROUP PLC                                                                                             12,031
      14,185  AEGON NV                                                                                                     258,742
      14,094  AETNA INCORPORATED                                                                                           717,526
      13,421  AFLAC INCORPORATED<<                                                                                         715,474
      10,000  AIOI INSURANCE COMPANY LIMITED                                                                                56,136
       4,510  AKSIGORTA AS                                                                                                  30,362
      15,523  ALLEANZA ASSICURAZIONI SPA                                                                                   200,149
         531  ALLEGHANY CORPORATION+                                                                                       218,772
       4,757  ALLIANZ AG                                                                                                 1,019,468
           5  ALLIANZ AG ADR                                                                                                   107
       5,147  ALLIED WORLD ASSURANCE HOLDINGS                                                                              247,159
      12,827  ALLSTATE CORPORATION                                                                                         702,278
      13,049  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                         819,738
       9,125  AMERICAN FINANCIAL GROUP INCORPORATED                                                                        257,325
      48,009  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  3,168,594
       1,980  AMERICAN NATIONAL INSURANCE COMPANY                                                                          249,579
      14,055  AMERIGROUP CORPORATION+<<                                                                                    445,122
       1,480  AMLIN PLC                                                                                                      9,101
      41,262  AMP LIMITED                                                                                                  355,270
       5,452  ARCH CAPITAL GROUP LIMITED+                                                                                  391,617
      14,334  ASSICURAZIONI GENERALI SPA                                                                                   586,380
      13,105  ASSURANT INCORPORATED                                                                                        675,432
       7,527  ASSURED GUARANTY LIMITED                                                                                     196,229
      27,125  AVIVA PLC                                                                                                    387,484
      17,556  AXA ASIA PACIFIC HOLDINGS LIMITED                                                                            108,340
      18,501  AXA SA                                                                                                       741,219
      18,358  AXIS CAPITAL HOLDINGS LIMITED                                                                                662,724
      11,633  BROWN & BROWN INCORPORATED                                                                                   313,160
      12,000  CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED+                                                       29,763
     263,000  CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                               1,269,863
       8,236  CHUBB CORPORATION                                                                                            421,107
       5,580  CIGNA CORPORATION                                                                                            288,374
      19,934  CINCINNATI FINANCIAL CORPORATION                                                                             840,019
      22,691  COMMERCE GROUP INCORPORATED                                                                                  723,389
      19,478  CONSECO INCORPORATED+                                                                                        273,861
       7,808  DISCOVERY HOLDINGS LIMITED                                                                                    29,531
       7,641  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                         304,647
       6,784  ERIE INDEMNITY COMPANY                                                                                       379,158
       8,196  EVEREST REINSURANCE GROUP LIMITED                                                                            835,008
         100  FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                            20,775
      28,461  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                   517,706
      11,035  FIRST AMERICAN CORPORATION                                                                                   461,594
       1,309  FONDIARIA-SAI SPA                                                                                             42,030
      23,849  FREMONT GENERAL CORPORATION<<                                                                                107,321
      18,781  FRIENDS PROVIDENT PLC                                                                                         67,744
       6,000  FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                                  20,883
      10,178  GENWORTH FINANCIAL INCORPORATED                                                                              294,958
       2,500  GREAT-WEST LIFECO INCORPORATED                                                                                84,635
         171  HANNOVER RUECKVERSICHERUNG AG                                                                                  7,936
       6,582  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                               585,206
      14,620  HCC INSURANCE HOLDINGS INCORPORATED<<                                                                        403,658
      12,499  HEALTH NET INCORPORATED+                                                                                     684,820
      14,893  HORACE MANN EDUCATORS CORPORATION                                                                            288,031
       2,600  HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                               53,203
         795  INDUSTRIAL ALLIANCE INSURANCE AND FINANCIAL SERVICES INCORPORATED                                             29,534

122 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS (continued)
      44,820  INSURANCE AUSTRALIA GROUP LIMITED                                                                    $       184,515
       7,793  IPC HOLDINGS LIMITED                                                                                         198,098
       3,330  KOREA REINSURANCE COMPANY                                                                                     45,249
      62,638  LEGAL & GENERAL GROUP PLC                                                                                    183,252
       5,960  LIBERTY GROUP LIMITED                                                                                         74,897
         902  LIBERTY HOLDINGS LIMITED                                                                                      28,175
       2,660  LIG NON-LIFE INSURANCE COMPANY LIMITED                                                                        73,424
       5,660  LINCOLN NATIONAL CORPORATION                                                                                 344,559
       9,548  LOEWS CORPORATION                                                                                            448,851
      16,500  MANULIFE FINANCIAL CORPORATION                                                                               640,469
       6,201  MAPFRE SA                                                                                                     27,369
       1,060  MARKEL CORPORATION+                                                                                          504,200
      17,105  MBIA INCORPORATED                                                                                          1,026,300
       2,596  MEDIOLANUM SPA                                                                                                18,973
       3,205  MERCURY GENERAL CORPORATION                                                                                  168,839
       4,354  MERITZ FIRE MARINE INSURANCE                                                                                  43,340
       9,420  METLIFE INCORPORATED                                                                                         603,351
      10,439  MGIC INVESTMENT CORPORATION<<                                                                                314,840
      10,534  MILANO ASSICURAZIONI SPA                                                                                      83,732
       7,400  MILLEA HOLDINGS INCORPORATED                                                                                 286,311
      11,877  MILLEA HOLDINGS INCORPORATED ADR                                                                             459,034
      32,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED                                                                    360,929
      12,748  MONTPELIER RE HOLDINGS LIMITED<<                                                                             209,832
       2,201  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                                380,126
      13,637  MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                    53,392
      20,840  NATIONWIDE FINANCIAL SERVICES                                                                              1,115,357
      16,000  NIPPONKOA INSURANCE COMPANY LIMITED                                                                          148,545
       5,000  NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                                 29,839
      55,493  OLD MUTUAL PLC                                                                                               178,685
      27,985  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                       509,047
       7,328  PARTNERRE LIMITED<<                                                                                          532,819
      15,914  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                               636,878
      40,716  PHOENIX COMPANIES INCORPORATED                                                                               563,917
      50,000  PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                             520,028
      10,917  PMI GROUP INCORPORATED<<                                                                                     345,851
         957  PORTO SEGURO SA+                                                                                              31,705
       3,000  POWER CORPORATION OF CANADA                                                                                  115,057
       2,200  POWER FINANCIAL CORPORATION                                                                                   85,375
       5,509  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                       305,694
       8,139  PROASSURANCE CORPORATION+                                                                                    427,949
       8,469  PROTECTIVE LIFE CORPORATION                                                                                  354,004
       9,962  PRUDENTIAL FINANCIAL INCORPORATED                                                                            894,388
      26,014  PRUDENTIAL PLC                                                                                               368,729
      19,756  QBE INSURANCE GROUP LIMITED                                                                                  563,501
       9,913  RADIAN GROUP INCORPORATED<<                                                                                  174,865
       3,930  REINSURANCE GROUP OF AMERICA INCORPORATED                                                                    213,438
       8,731  RENAISSANCERE HOLDINGS LIMITED                                                                               500,112
       6,570  RESOLUTION PLC                                                                                                81,931
       5,645  RLI CORPORATION                                                                                              339,547
      28,654  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                      81,750
      13,609  SAFECO CORPORATION                                                                                           789,594
       1,588  SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                              308,867
      90,499  SANLAM LIMITED                                                                                               273,319
       1,714  SANTAM LIMITED+                                                                                               27,195
       1,686  SCOR REGROUPE                                                                                                 41,273
         135  SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                        8,007

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 123


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS (continued)
      22,000  SOMPO JAPAN INSURANCE INCORPORATED                                                                   $       246,049
           1  STANCORP FINANCIAL GROUP INCORPORATED<<                                                                           26
       2,200  STOREBRAND ASA                                                                                                33,849
       5,900  SUN LIFE FINANCIAL INCORPORATED                                                                              283,770
         327  SWISS LIFE HOLDING+                                                                                           77,564
       3,917  SWISS REINSURANCE                                                                                            329,522
       5,450  T&D HOLDINGS INCORPORATED                                                                                    316,767
      13,827  THE TRAVELERS COMPANIES INCORPORATED                                                                         698,817
          50  TOPDANMARK AS+                                                                                                 8,047
      12,298  TORCHMARK CORPORATION                                                                                        757,065
       7,013  UNIPOL SPA                                                                                                    23,884
      37,202  UNITEDHEALTH GROUP INCORPORATED                                                                            1,860,472
       5,352  UNITRIN INCORPORATED                                                                                         243,302
       3,680  WELLCARE HEALTH PLANS INCORPORATED+<<                                                                        363,216
         804  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                       419,688
       3,644  XL CAPITAL LIMITED CLASS A                                                                                   277,673
      30,412  YAPI VE KREDI BANKASI AS                                                                                      87,510
      13,832  ZENITH NATIONAL INSURANCE CORPORATION<<                                                                      596,298
      12,540  ZURICH FINANCIAL SERVICES AG                                                                                 358,827

                                                                                                                        47,312,861
                                                                                                                   ---------------
INTERNET SOFTWARE: 0.00%
       1,660  BLINKX PLC+                                                                                                    1,289
         732  FREENET AG                                                                                                    17,052

                                                                                                                            18,341
                                                                                                                   ---------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.02%
     750,000  ABOITIZ EQUITY VENTURES INCORPORATED                                                                         104,749
         758  GROUPE BRUXELLES LAMBERT SA                                                                                   89,556
         606  TULLETT PREBON PLC                                                                                             5,107

                                                                                                                           199,412
                                                                                                                   ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.07%
      32,800  CORRECTIONS CORPORATION OF AMERICA+                                                                          841,648
                                                                                                                   ---------------
LEATHER & LEATHER PRODUCTS: 0.08%
      10,866  BROWN SHOE COMPANY INCORPORATED<<                                                                            248,179
       9,986  COACH INCORPORATED+<<                                                                                        444,677
      14,121  TIMBERLAND COMPANY+                                                                                          283,691

                                                                                                                           976,547
                                                                                                                   ---------------

LEGAL SERVICES: 0.10%
      11,291  FTI CONSULTING INCORPORATED+<<                                                                               593,003
       3,192  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                       176,166
      10,096  RAYONIER INCORPORATED                                                                                        431,503

                                                                                                                         1,200,672
                                                                                                                   ---------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.02%
          16  AP MOLLER-MAERSK AS                                                                                          209,210
                                                                                                                   ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.05%
      28,474  CHAMPION ENTERPRISES INCORPORATED+<<                                                                         328,875
      13,595  LOUISIANA-PACIFIC CORPORATION<<                                                                              254,634
     120,930  TERRANOVA SA                                                                                                  31,263

                                                                                                                           614,772
                                                                                                                   ---------------

124 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MACHINERY: 0.04%
       5,800  CB INDUSTRIAL PRODUCT HOLDING BHD                                                                    $         7,454
       3,500  DAIFUKU COMPANY LIMITED                                                                                       41,200
       2,741  HUSQVARNA AB+                                                                                                 34,567
       9,139  HUSQVARNA AB B SHARES+                                                                                       116,590
       9,000  JAPAN STEEL WORKS                                                                                            133,379
       4,000  OKUMA CORPORATION                                                                                             59,591
       3,400  OSG CORPORATION                                                                                               42,342
         359  RHEINMETALL BERLIN                                                                                            29,798

                                                                                                                           464,921
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.20%
       2,200  A&D COMPANY LIMITED                                                                                           24,890
       7,247  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                      208,279
       8,596  AFFYMETRIX INCORPORATED+<<                                                                                   194,785
       2,819  AGFA-GEVAERT NV                                                                                               58,832
      11,063  AGILENT TECHNOLOGIES INCORPORATED+                                                                           402,693
         900  ALFA LAVAL AB                                                                                                 54,081
       8,104  ALLERGAN INCORPORATED                                                                                        486,321
         708  ALTANA AG                                                                                                     16,184
      19,353  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                            356,095
      23,446  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                 741,128
       7,729  ARTHROCARE CORPORATION+<<                                                                                    432,979
       5,574  BAUSCH & LOMB INCORPORATED                                                                                   352,277
       7,712  BAYER AG                                                                                                     608,488
       6,580  BECKMAN COULTER INCORPORATED<<                                                                               473,431
       6,182  BECTON DICKINSON & COMPANY                                                                                   475,643
         123  BEKAERT SA                                                                                                    16,169
       4,918  BIO-RAD LABORATORIES INCORPORATED+                                                                           414,686
      37,553  BOSTON SCIENTIFIC CORPORATION+                                                                               481,805
       2,298  COCHLEAR LIMITED                                                                                             126,014
       7,984  COHERENT INCORPORATED+<<                                                                                     240,239
       1,123  COLOPLAST AS CLASS B                                                                                         106,587
          70  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS                                                                   17,905
       4,605  COOPER COMPANIES INCORPORATED                                                                                224,540
       2,700  COSEL COMPANY LIMITED                                                                                         40,760
      10,066  COVIDIEN LIMITED+                                                                                            400,929
      11,294  CR BARD INCORPORATED                                                                                         941,807
       4,342  CYBERONICS INCORPORATED+<<                                                                                    65,521
       6,597  DANAHER CORPORATION<<                                                                                        512,323
      15,442  DENTSPLY INTERNATIONAL INCORPORATED                                                                          608,106
      10,703  DRS TECHNOLOGIES INCORPORATED                                                                                561,693
      37,402  EASTMAN KODAK COMPANY<<                                                                                      997,511
      10,636  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                    275,579
       6,222  ESCO TECHNOLOGIES INCORPORATED+<<                                                                            204,517
       3,600  ESPEC CORPORATION                                                                                             42,967
       1,986  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                              120,527
       6,812  ESTERLINE TECHNOLOGIES CORPORATION+                                                                          343,938
      10,735  FISHER & PAYKEL HEALTHCARE CORPORATION                                                                        25,470
      17,812  FLIR SYSTEMS INCORPORATED+<<                                                                                 877,063
      11,895  FORMFACTOR INCORPORATED+<<                                                                                   539,557
      17,748  FOSSIL INCORPORATED+<<                                                                                       594,735
         801  FRESENIUS AG                                                                                                  58,945
      12,000  FUJIFILM HOLDINGS CORPORATION                                                                                522,325
      10,000  FUJIKURA LIMITED                                                                                              59,504
      15,000  FURUKAWA ELECTRIC COMPANY LIMITED                                                                             71,250

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 125


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      12,652  GARMIN LIMITED<<                                                                                     $     1,288,353
         800  GETINGE AB                                                                                                    17,454
       7,132  HAEMONETICS CORPORATION+<<                                                                                   354,032
      20,000  HITACHI CABLE LIMITED                                                                                        116,763
      14,028  HOLOGIC INCORPORATED+<<                                                                                      745,588
       9,500  HOYA CORPORATION                                                                                             329,821
      26,861  INPUT-OUTPUT INCORPORATED+<<                                                                                 381,158
       4,094  INTUITIVE SURGICAL INCORPORATED+                                                                             905,920
       7,904  ITRON INCORPORATED+<<                                                                                        671,050
      10,500  KONICA MINOLTA HOLDINGS INCORPORATED                                                                         164,859
      12,254  KYPHON INCORPORATED+<<                                                                                       819,425
       4,080  LARGAN PRECISION COMPANY LIMITED                                                                              33,196
       1,393  LUXOTTICA GROUP SPA                                                                                           47,554
      32,023  MEDTRONIC INCORPORATED                                                                                     1,692,095
      11,267  MENTOR CORPORATION<<                                                                                         502,396
       3,981  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                   375,448
       5,791  MILLIPORE CORPORATION+<<                                                                                     403,517
       3,000  MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                        27,567
      15,477  NATIONAL INSTRUMENTS CORPORATION                                                                             488,609
       8,000  NIKON CORPORATION                                                                                            250,108
       9,931  OAKLEY INCORPORATED<<                                                                                        285,715
       7,168  OLYMPUS CORPORATION ADR                                                                                      305,482
      20,332  ORBOTECH LIMITED+                                                                                            440,188
       5,000  OSAKI ELECTRIC COMPANY LIMITED                                                                                31,954
      69,000  OSIM INTERNATIONAL LIMITED                                                                                    27,159
       3,500  PARIS MIKI INCORPORATED                                                                                       44,494
      46,681  PERKINELMER INCORPORATED                                                                                   1,279,526
         459  PHONAK HOLDING AG                                                                                             40,550
       6,083  POLYMEDICA CORPORATION<<                                                                                     314,917
       9,333  RAYTHEON COMPANY                                                                                             572,486
       7,731  RESMED INCORPORATED+<<                                                                                       314,342
       7,709  RESPIRONICS INCORPORATED+                                                                                    365,638
       3,651  ROCKWELL AUTOMATION INCORPORATED                                                                             257,249
       9,363  ROPER INDUSTRIES INCORPORATED<<                                                                              592,584
       4,000  SHIMADZU CORPORAION                                                                                           41,351
       2,276  SILEX SYSTEMS LTD+                                                                                            16,113
      13,468  SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                                     227,070
       9,106  ST. JUDE MEDICAL INCORPORATED+                                                                               396,748
      24,587  STERIS CORPORATION<<                                                                                         690,157
       7,708  STRYKER CORPORATION<<                                                                                        514,894
      16,700  SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                         265,810
       2,100  SUZUKEN COMPANY LIMITED                                                                                       69,462
         533  SYNTHES INCORPORATED                                                                                          60,888
       8,000  TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                        156,490
       9,911  TECHNE CORPORATION+                                                                                          624,492
      10,297  TEKTRONIX INCORPORATED<<                                                                                     331,049
      24,108  TERADYNE INCORPORATED+                                                                                       358,968
       4,800  TERUMO CORPORATION                                                                                           225,512
      11,500  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                       623,645
       1,200  TOA MEDICAL ELECTRONICS COMPANY                                                                               43,009
      31,407  TRIMBLE NAVIGATION LIMITED+                                                                                1,108,981
       2,100  USHIO INCORPORATED                                                                                            40,988
       7,902  VARIAN INCORPORATED+<<                                                                                       474,278
       9,355  VENTANA MEDICAL SYSTEMS INCORPORATED+                                                                        765,145
       1,791  VESTAS WIND SYSTEMS AS                                                                                       121,186

126 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      10,865  WATERS CORPORATION+<<                                                                                $       668,958
         196  WILLIAM DEMANT HOLDING+                                                                                       17,277
       4,100  YAMATAKE CORPORATION                                                                                         133,492
       6,555  ZIMMER HOLDINGS INCORPORATED+                                                                                513,453

                                                                                                                        37,355,691
                                                                                                                   ---------------
MEDIA: 0.00%
         147  MODERN TIMES GROUP MTG B SHARES+                                                                               8,407
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.02%
      11,073  INVACARE CORPORATION<<                                                                                       256,561
                                                                                                                   ---------------
MEDICAL MANAGEMENT SERVICES: 0.09%
     281,100  BANGKOK CHAIN HOSPITAL PCL                                                                                    73,327
      16,969  COVENTRY HEALTH CARE INCORPORATED+                                                                           973,512

                                                                                                                         1,046,839
                                                                                                                   ---------------
MEDICAL PRODUCTS: 0.15%
      17,800  BAXTER INTERNATIONAL INCORPORATED                                                                            974,728
      14,188  ILLUMINA INCORPORATED+<<                                                                                     685,139
         269  ROCHE HOLDINGS AG - BEARER SHARES                                                                             52,581

                                                                                                                         1,712,448
                                                                                                                   ---------------
METAL MINING: 1.18%
       1,959  ACCOR SA                                                                                                     168,151
       3,611  AFRICAN RAINBOW MINERALS LIMITED                                                                              59,435
       1,522  AGNICO EAGLE MINES LIMITED                                                                                    68,058
      22,664  ALUMINA LIMITED                                                                                              128,733
     482,500  ANEKA TAMBANG TBK PT                                                                                         115,615
      14,424  ANGLO AMERICAN PLC                                                                                           827,095
       9,665  ANGLO AMERICAN PLC ADR                                                                                       276,612
       2,263  ANGLO PLATINUM LIMITED                                                                                       302,420
       6,015  ANGLOGOLD ASHANTI LIMITED                                                                                    235,258
      16,281  AURIZON MINES LIMITED+                                                                                        50,261
       5,200  BANPU PCL                                                                                                     45,468
       3,268  BANRO CORPORATION+                                                                                            32,340
      11,100  BARRICK GOLD CORPORATION                                                                                     360,855
       3,000  BOLIDEN AB                                                                                                    63,062
       3,200  CAMECO CORPORATION                                                                                           129,242
     134,300  CHIN WELL HOLDINGS BHD                                                                                        51,396
       3,406  CIA DE MINAS BUENAVENTURA SA                                                                                 131,497
      22,218  CIA MINERA MILPO SA                                                                                           74,529
      23,123  CIA VALE DO RIO DOCE                                                                                       1,148,254
      11,084  CLEVELAND CLIFFS INCORPORATED                                                                                845,377
     105,862  COEUR D'ALENE MINES CORPORATION+<<                                                                           362,048
         629  COMPASS RESOURCES NL+                                                                                          1,858
       2,814  CUMERIO NV SA                                                                                                114,963
       1,265  DENISON MINES CORPORATION+                                                                                    10,961
         699  ELDORADO GOLD CORPORATION+                                                                                     3,482
         643  FIRST QUANTUM MINERALS LIMITED                                                                                48,712
         842  FNX MINING COMPANY INCORPORATED+                                                                              22,964
       1,818  FORTESCUE METALS GROUP LIMITED+                                                                               50,590
      10,421  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                          911,004
       6,162  GABRIEL RESOURCES LIMITED+                                                                                    19,140
      19,164  GOLD FIELDS LIMITED                                                                                          293,958

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 127


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
METAL MINING (continued)
       7,136  GOLDCORP INCORPORATED                                                                                $       168,466
      94,699  GRUPO MEXICO SAB DE CV                                                                                       597,394
       1,859  GUYANA GOLDFIELDS INCORPORATED+                                                                               16,196
      15,239  HARMONY GOLD MINING COMPANY LIMITED+                                                                         136,833
       1,248  HUDBAY MINERALS INCORPORATED+                                                                                 28,234
       2,426  IAMGOLD CORPORATION                                                                                           16,288
      21,891  IMPALA PLATINUM HOLDINGS LIMITED                                                                             650,405
       1,432  INDEPENDENCE GROUP NL                                                                                          6,774
         422  INMET MINING CORPORATION                                                                                      34,084
      25,000  INTERNATIONAL NICKEL INDONESIA TBK                                                                           143,504
       2,425  IVANHOE MINES LIMITED+                                                                                        27,212
       2,522  JUBILEE MINES NL                                                                                              31,829
      12,681  KAGARA ZINC LIMITED+                                                                                          52,932
       2,001  KAZAKHMYS PLC                                                                                                 51,198
       4,187  KGHM POLSKA MIEDZ SA                                                                                         172,792
       4,669  KINROSS GOLD CORPORATION+                                                                                     57,125
         587  KOREA ZINC COMPANY LIMITED                                                                                   117,613
         845  LONMIN PLC                                                                                                    53,003
       2,594  LUNDIN MINING CORPORATION+                                                                                    29,723
      28,653  MERIDIAN GOLD INCORPORATED+                                                                                  795,694
       2,870  MINARA RESOURCES LIMITED                                                                                      13,788
       4,880  MINEFINDERS CORPORATION+                                                                                      43,070
      22,000  MITSUI MINING & SMELTING COMPANY LIMITED                                                                      89,680
       6,736  MURCHISON METALS LIMITED+                                                                                     24,092
       3,712  MVELAPHANDA RESOURCES LIMITED                                                                                 28,859
       6,459  NEWCREST MINING LIMITED                                                                                      129,516
      11,464  NEWMONT MINING CORPORATION                                                                                   484,469
      17,000  NIPPON DENKO COMPANY LIMITED                                                                                 132,870
      11,000  NIPPON LIGHT METAL COMPANY LIMITED                                                                            24,130
       4,935  NORTHAM PLATINUM LIMITED                                                                                      37,952
     306,000  OCEAN GRAND HOLDINGS LIMITED                                                                                  39,635
       3,400  ONOKEN COMPANY LIMITED                                                                                        49,037
       4,018  OUTOKUMPU OYJ                                                                                                121,512
       5,000  PACIFIC METALS COMPANY LIMITED                                                                                69,350
       1,250  POONGSAN CORPORATION                                                                                          33,971
      12,593  QUEST CAPITAL CORPORATION                                                                                     32,079
       7,184  RIO TINTO LIMITED                                                                                            549,874
      10,727  RIO TINTO PLC                                                                                                741,852
       1,717  SHERRITT INTERNATIONAL CORPORATION                                                                            25,934
         340  SILVER WHEATON CORPORATION+                                                                                    3,867
       3,920  SOCIEDAD MINERA EL BROCAL SA+                                                                                 59,544
       1,420  SOUTHERN COPPER CORPORATION<<                                                                                149,455
      17,915  STILLWATER MINING COMPANY+                                                                                   168,222
       3,496  SXR URANIUM ONE INCORPORATED+                                                                                 38,006
       4,175  TECK COMINCO INCORPORATED LIMITED                                                                            177,931
       1,162  THOMPSON CREEK METALS CO INCORPORATED+                                                                        19,576
         600  TOHO TITANIUM COMPANY LIMITED                                                                                 21,038
       1,900  TONG HERR RESOURCES BHD                                                                                        2,876
      54,500  TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                          9,928
       1,332  VEDANTA RESOURCES PLC                                                                                         47,348
      13,114  VOLCAN CIA MINERA SAA+                                                                                        54,988
         213  WESTERN AREAS NL+                                                                                                765
       2,620  YAMANA GOLD INCORPORATED                                                                                      28,855
       1,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                                       882
      12,386  ZINIFEX LIMITED                                                                                              171,118

                                                                                                                        13,766,706
                                                                                                                   ---------------

128 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.46%
         588  ABER DIAMOND CORPORATION                                                                             $        20,964
       3,866  ANTOFAGASTA PLC                                                                                               55,421
      78,587  BHP BILLITON LIMITED                                                                                       2,471,159
       6,000  DOWA MINING COMPANY LIMITED                                                                                   67,052
       5,605  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                         350,369
      21,675  ILUKA RESOURCES LIMITED                                                                                       98,457
      67,212  LIHIR GOLD LIMITED+                                                                                          168,880
      14,182  MINSUR SA                                                                                                     46,226
      24,000  MITSUBISHI MATERIALS CORPORATION                                                                             133,483
      27,386  OXIANA LIMITED                                                                                                74,415
       7,322  PALADIN RESOURCES LIMITED+                                                                                    36,316
       3,100  POTASH CORPORATION OF SASKATCHEWAN                                                                           274,714
      13,000  SUMITOMO METAL MINING COMPANY LIMITED                                                                        258,226
         262  UMICORE                                                                                                       59,996
       9,186  VULCAN MATERIALS COMPANY                                                                                     826,832
       6,523  XSTRATA PLC                                                                                                  382,066

                                                                                                                         5,324,576
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.01%
         881  AALBERTS INDUSTRIES NV                                                                                        20,954
       5,732  AECI LIMITED                                                                                                  63,834
       6,434  AFRICAN OXYGEN LIMITED                                                                                        29,742
      14,378  BLUESCOPE STEEL LIMITED                                                                                      125,561
      10,892  BLYTH INCORPORATED                                                                                           243,545
       3,573  BUNZL PLC                                                                                                     49,636
      25,734  CALLAWAY GOLF COMPANY                                                                                        419,979
       1,154  CAMPBELL BROTHERS LIMITED                                                                                     24,085
       2,080  CHEIL INDUSTRIES INCORPORATED                                                                                113,942
      25,200  CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                                3,975
       1,906  COOKSON GROUP PLC                                                                                             29,495
      40,000  FIRST PACIFIC COMPANY LIMITED                                                                                 27,136
      18,484  FKI PLC                                                                                                       39,318
      47,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                      122,659
      15,116  FUTURIS CORPORATION LIMITED                                                                                   30,311
      27,000  GALAXY ENTERTAINMENT GROUP LIMITED+                                                                           25,969
       4,300  GLORY LIMITED                                                                                                126,263
       5,232  GRASIM INDUSTRIES LIMITED++                                                                                  383,506
      18,389  HASBRO INCORPORATED                                                                                          518,754
      42,000  HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                   129,270
         700  HITACHI MAXELL LIMITED                                                                                         7,527
     237,835  IDT INTERNATIONAL LIMITED+                                                                                     9,303
       3,409  IMI PLC                                                                                                       38,732
      22,823  INDUSTRIAS PENOLES SA DE CV                                                                                  303,672
       8,033  INVENSYS PLC+                                                                                                 55,352
      30,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                          97,418
      11,855  JAKKS PACIFIC INCORPORATED+                                                                                  266,382
       2,900  JAPAN CASH MACHINE COMPANY LIMITED                                                                            27,249
      80,163  JOHNSON & JOHNSON                                                                                          4,953,272
       5,400  JS GROUP CORPORATION                                                                                         107,263
      38,000  KAWASAKI HEAVY INDUSTRIES LIMITED                                                                            149,322
       2,100  KOSE CORPORATION                                                                                              57,311
      51,495  MATTEL INCORPORATED                                                                                        1,113,837
      82,000  MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                          502,099
      22,083  MUELLER WATER PRODUCTS INCORPORATED CLASS B                                                                  241,809
      10,000  NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                        144,918

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 129


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
         231  NKT HOLDING AS                                                                                       $        24,417
      53,000  NOBLE GROUP LIMITED                                                                                           58,064
       7,094  ORICA LIMITED                                                                                                166,286
      60,000  SINGAMAS CONTAINER HOLDING                                                                                    37,165
         823  TRELLEBORG AB CLASS B                                                                                         19,806
      10,362  TYCO INTERNATIONAL LIMITED                                                                                   457,586
      21,420  UNIMICRON TECHNOLOGY CORPORATION                                                                              33,623
       1,139  WARTSILA OYJ CLASS B                                                                                          70,831
      10,597  WESFARMERS LIMITED                                                                                           334,436

                                                                                                                        11,805,614
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 1.19%
      16,800  AEON COMPANY LIMITED                                                                                         229,533
       3,800  ARCS COMPANY LIMITED                                                                                          56,086
       1,230  B2W COMPANHIA GLOBAL DO VAREJO+                                                                               45,138
      38,808  BLOCKBUSTER INCORPORATED<<                                                                                   192,488
      21,525  BORDERS GROUP INCORPORATED                                                                                   322,875
      24,000  CHINA RESOURCES ENTERPRISE LIMITED                                                                            97,722
      15,000  CITIC PACIFIC LIMITED                                                                                         82,044
       6,042  COLDWATER CREEK INCORPORATED+<<                                                                               75,162
      23,173  COLES MYER LIMITED                                                                                           268,748
       9,434  COMERCIAL SIGLO XXI SA                                                                                        58,450
      12,227  COSTCO WHOLESALE CORPORATION                                                                                 755,017
       3,400  CREDIT SAISON COMPANY LIMITED                                                                                 89,265
       3,800  CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                      14,309
      43,276  CVS CORPORATION                                                                                            1,636,698
       9,943  DICK'S SPORTING GOODS INCORPORATED+<<                                                                        645,301
      36,000  DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                        36,888
      24,464  DILLARD'S INCORPORATED                                                                                       580,775
       6,310  EXPRESS SCRIPTS INCORPORATED+<<                                                                              345,473
       1,347  FAES FARMA SA                                                                                                 26,269
       8,378  FOSCHINI LIMITED                                                                                              68,010
         500  FUJI COMPANY LIMITED                                                                                           8,226
          22  GEO COMPANY LIMITED                                                                                           44,270
       4,400  HEIWADO COMPANY LIMITED                                                                                       72,086
         900  HIKARI TSUSHIN INCORPORATED                                                                                   26,194
       4,200  IZUMI COMPANY LIMITED                                                                                         61,010
       1,094  JEAN COUTU GROUP INCORPORATED CLASS A                                                                         16,110
      10,000  KASUMI COMPANY LIMITED                                                                                        53,027
       4,000  LIFE CORPORATION                                                                                              51,887
       8,762  LONGS DRUG STORES CORPORATION                                                                                462,020
       9,114  MASSMART HOLDINGS LIMITED                                                                                    117,456
     136,000  METRO HOLDINGS LIMITED                                                                                        79,850
      12,514  MSC INDUSTRIAL DIRECT COMPANY<<                                                                              648,225
      10,988  NATURA COSMETICOS SA                                                                                         119,569
      14,906  NEW CLICKS HOLDINGS LIMITED                                                                                   31,843
       8,635  NUTRI SYSTEM INCORPORATED+<<                                                                                 468,276
      30,168  OFFICE DEPOT INCORPORATED+                                                                                   737,608
       4,000  OKUWA COMPANY LIMITED                                                                                         49,054
       2,010  ORIX CORPORATION                                                                                             430,677
       8,726  ORKLA ASA                                                                                                    141,291
      14,735  PETSMART INCORPORATED<<                                                                                      511,305
       9,117  PRICELINE.COM INCORPORATED+<<                                                                                756,529
     100,164  RITE AID CORPORATION+<<                                                                                      507,831
         800  RYOHIN KEIKAKU COMPANY LIMITED                                                                                51,749

130 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL (continued)
     152,000  SA SA INTERNATIONAL HOLDINGS LIMITED                                                                 $        50,487
       1,124  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                     33,624
       3,600  SHIMACHU COMPANY LIMITED                                                                                      97,625
       2,000  SHOPPERS DRUG MART CORPORATION                                                                               100,871
       2,930  SK NETWORKS COMPANY LIMITED+                                                                                  71,041
       8,674  SPECIALTY STORES LIMITED                                                                                      32,503
      18,902  STAPLES INCORPORATED                                                                                         448,923
       8,000  UNY COMPANY LIMITED                                                                                           69,712
      12,447  VALUEVISION MEDIA INCORPORATED+                                                                              104,928
      27,681  WALGREEN COMPANY                                                                                           1,247,583
      37,659  WOOLWORTHS HOLDINGS LIMITED                                                                                  103,923
      18,262  ZALE CORPORATION+                                                                                            410,347

                                                                                                                        13,843,911
                                                                                                                   ---------------
MISCELLANEOUS SERVICES: 0.07%
       6,692  DUN & BRADSTREET CORPORATION                                                                                 652,805
      13,042  IFIL INVESTMENTS SPA                                                                                         127,119
      47,471  INVERSIONES AGUAS METROPOLITANAS SA+                                                                          57,736

                                                                                                                           837,660
                                                                                                                   ---------------
MOTION PICTURES: 0.43%
      11,958  AVID TECHNOLOGY INCORPORATED+<<                                                                              368,665
       2,000  ESUN HOLDINGS LIMITED+                                                                                         1,282
      50,839  NEWS CORPORATION CLASS A                                                                                   1,028,473
      11,488  NEWS CORPORATION CLASS B                                                                                     249,749
       5,400  ON*MEDIA CORPORATION+                                                                                         43,221
       5,000  TELEVISION BROADCASTS LIMITED                                                                                 30,522
      79,889  TIME WARNER INCORPORATED                                                                                   1,516,293
       2,900  TOHO COMPANY LIMITED TOKYO                                                                                    61,236
       6,370  TVN SA PLN                                                                                                    53,325
      51,500  WALT DISNEY COMPANY                                                                                        1,730,400

                                                                                                                         5,083,166
                                                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.25%
      20,204  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                       105,585
       4,638  CON-WAY INCORPORATED                                                                                         224,850
      22,000  COSCO PACIFIC LIMITED                                                                                         61,083
       2,080  DSV A/S                                                                                                       47,357
       7,821  FORWARD AIR CORPORATION                                                                                      274,048
      14,652  LANDSTAR SYSTEM INCORPORATED                                                                                 630,183
       3,000  MITSUBISHI LOGISTICS CORPORATION                                                                              40,962
      21,000  NIPPON EXPRESS COMPANY LIMITED                                                                               110,631
       8,347  OLD DOMINION FREIGHT LINE+<<                                                                                 240,394
       5,000  SANKYU INCORPORATED                                                                                           27,723
       3,000  SEINO HOLDINGS COMPANY LIMITED                                                                                29,640
      21,000  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                                   57,655
      20,258  WERNER ENTERPRISES INCORPORATED<<                                                                            377,001
      22,001  YRC WORLDWIDE INCORPORATED+<<                                                                                677,851

                                                                                                                         2,904,963
                                                                                                                   ---------------
MULTI MEDIA: 0.00%
         280  SANOMAWSOY OYJ                                                                                                 8,536
                                                                                                                   ---------------
MULTI-INDUSTRY COMPANIES: 0.01%
      21,000  FRASER & NEAVE LIMITED                                                                                        68,331
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 131


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.74%
       1,870  ACOM COMPANY LIMITED                                                                                 $        55,879
       1,700  AEON CREDIT SERVICE COMPANY LIMITED                                                                           20,936
       1,650  AIFUL CORPORATION                                                                                             32,989
      29,380  AMERICAN EXPRESS COMPANY                                                                                   1,722,256
      15,168  AMERICREDIT CORPORATION+<<                                                                                   262,558
         462  BANCA ITALEASE SPA                                                                                            10,542
       6,427  BRADFORD & BINGLEY PLC                                                                                        49,177
       8,661  CAPITAL ONE FINANCIAL CORPORATION                                                                            560,020
      18,166  CAPITAL SOURCE INCORPORATED<<                                                                                323,900
         937  CATTLES PLC                                                                                                    6,891
      25,179  CIT GROUP INCORPORATED                                                                                       945,975
       3,275  COMPUCREDIT CORPORATION+<<                                                                                    69,496
      11,188  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                          222,082
      10,713  CREDIT SUISSE GROUP                                                                                          699,637
       9,326  DISCOVER FINANCIAL SERVICES+                                                                                 215,804
      20,207  FANNIE MAE                                                                                                 1,325,781
     215,220  FIRST FINANCIAL HOLDING COMPANY LIMITED+                                                                     148,697
       6,699  FIRST MARBLEHEAD CORPORATION<<                                                                               224,350
      13,822  FREDDIE MAC                                                                                                  851,573
       4,600  HITACHI CAPITAL CORPORATION                                                                                   57,684
       2,700  IBJ LEASING COMPANY LIMITED                                                                                   54,331
       1,108  INTERNATIONAL PERSONAL FINANCE PLC+                                                                            4,351
       1,962  IRISH LIFE & PERMANENT PLC                                                                                    48,777
       1,580  MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                     62,359
         311  ORIX CORPORATION ADR                                                                                          33,056
      12,960  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                       229,133
       1,750  PROMISE COMPANY LIMITED                                                                                       48,212
         554  PROVIDENT FINANCIAL PLC                                                                                        9,718
       4,800  SAMPO OYJ                                                                                                    137,249
           7  SHINKIN CENTRAL BANK                                                                                          30,167
     107,060  TAIWAN COOPERATIVE BANK                                                                                       73,969
       5,000  TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                        23,577
       3,100  TOKYO LEASING COMPANY                                                                                         33,011
       5,000  UFJ NICOS COMPANY LIMITED                                                                                     13,516

                                                                                                                         8,607,653
                                                                                                                   ---------------
NON-FERROUS METALS: 0.00%
         400  SUMITOMO TITANIUM CORPORATION                                                                                 31,367
                                                                                                                   ---------------
OFFICE EQUIPMENT: 0.04%
      24,900  XEROX CORPORATION+                                                                                           426,537
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 4.58%
         700  ADDAX PETROLEUM CORPORATION                                                                                   23,068
       9,856  ANADARKO PETROLEUM CORPORATION                                                                               482,747
       2,300  AOC HOLDINGS INCORPORATED                                                                                     33,669
       6,793  APACHE CORPORATION                                                                                           525,642
         610  ARKEMA+                                                                                                       37,876
       7,108  ATWOOD OCEANICS INCORPORATED+<<                                                                              540,137
       3,779  AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                     10,145
      24,475  BEACH PETROLEUM LIMITED                                                                                       27,443
      36,113  BG GROUP PLC                                                                                                 578,134
      31,352  BJ SERVICES COMPANY                                                                                          777,843
         424  BOURBON SA                                                                                                    27,842
     204,327  BP PLC                                                                                                     2,296,758
      26,169  CABOT OIL & GAS CORPORATION                                                                                  872,474

132 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (continued)
       1,298  CAIRN ENERGY PLC+                                                                                    $        47,029
       5,627  CANADIAN NATURAL RESOURCES LIMITED                                                                           384,672
       2,251  CANADIAN OIL SANDS TRUST                                                                                      64,993
      14,065  CHENIERE ENERGY INCORPORATED+<<                                                                              507,465
      72,000  CHINA OILFIELD SERVICES LIMITED CLASS H                                                                      138,503
     630,000  CHINA PETROLEUM & CHEMICAL CORPORATION                                                                       686,745
         119  CIA ESPANOLA DE PETROLEOS SA                                                                                  11,315
      10,472  CIMAREX ENERGY COMPANY                                                                                       375,002
      50,000  CNPC (HONG KONG) LIMITED                                                                                      26,546
      14,000  COSMO OIL COMPANY LIMITED                                                                                     63,598
      12,903  DENBURY RESOURCES INCORPORATED+<<                                                                            513,281
       8,705  DEVON ENERGY CORPORATION                                                                                     655,574
       1,685  DIAMOND OFFSHORE DRILLING INCORPORATED                                                                       177,195
       7,950  ENCANA CORPORATION                                                                                           465,933
       1,269  ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                         18,072
         604  ENERPLUS RESOURCES                                                                                            25,567
       9,439  ENI SPA<<                                                                                                    651,102
      16,042  ENSCO INTERNATIONAL INCORPORATED                                                                             869,797
       1,247  ENSIGN ENERGY SERVICES INCORPORATED                                                                           21,846
       6,648  EOG RESOURCES INCORPORATED                                                                                   447,809
      31,540  EXCO RESOURCES INCORPORATED+                                                                                 529,872
      39,520  FOREST OIL CORPORATION+<<                                                                                  1,527,448
       2,281  GALP ENERGIA SGPS SA                                                                                          34,149
     123,090  GAZPROM ADR<<                                                                                              5,114,390
      33,257  GLOBAL INDUSTRIES LIMITED+                                                                                   804,154
      69,861  GREY WOLF INCORPORATED+<<                                                                                    463,877
       5,054  GRUPA LOTOS SA+                                                                                               78,710
      24,838  HALLIBURTON COMPANY                                                                                          859,143
       8,659  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                   332,765
      74,808  HONG KONG & CHINA GAS COMPANY LIMITED                                                                        172,686
      61,794  HORIZON OIL LIMITED+                                                                                          15,931
       2,400  HUSKY ENERGY INCORPORATED                                                                                     88,068
         600  IDEMITSU KOSAN COMPANY LIMITED                                                                                65,705
         500  JAPAN PETROLEUM EXPLORATION COMPANY                                                                           31,954
       4,002  JOHN WOOD GROUP PLC                                                                                           29,170
      28,380  LUKOIL ADR<<                                                                                               2,119,986
         692  LUNDIN PETROLEUM AB+                                                                                           6,671
      30,496  MARINER ENERGY INCORPORATED+<<                                                                               639,501
     174,000  MEDCO ENERGI INTERNASIONAL TBK PT                                                                             72,268
       2,949  MOL HUNGARIAN OIL & GAS PLC                                                                                  420,312
       1,291  NESTE OIL OYJ LIMITED                                                                                         44,635
      31,969  NEWPARK RESOURCES INCORPORATED+<<                                                                            179,026
       4,600  NEXEN INCORPORATED                                                                                           128,634
      14,594  NEXUS ENERGY LIMITED+                                                                                         21,321
         364  NIKO RESOURCES LIMITED                                                                                        32,057
      21,000  NIPPON MINING HOLDINGS INCORPORATED                                                                          189,887
      32,000  NIPPON OIL CORPORATION                                                                                       270,006
      29,204  NOBLE CORPORATION                                                                                          1,432,748
       7,291  NORSK HYDRO ASA                                                                                              270,127
      17,462  OCCIDENTAL PETROLEUM CORPORATION                                                                             989,921
      14,560  OCEANEERING INTERNATIONAL INCORPORATED+                                                                      977,850
      37,539  OIL REFINERIES LIMITED+                                                                                       29,044
      17,921  OIL SEARCH LIMITED                                                                                            53,976
       1,064  OILEXCO INCORPORATED+                                                                                         13,008
       1,456  OMV AG                                                                                                        90,345

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 133


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (continued)
       1,721  OPTI CANADA INCORPORATED+                                                                            $        31,780
      16,832  ORIGIN ENERGY LIMITED                                                                                        137,348
      39,966  PARKER DRILLING COMPANY+                                                                                     311,335
         600  PENN WEST ENERGY TRUST                                                                                        17,295
       5,100  PETRO-CANADA                                                                                                 260,119
     704,000  PETROCHINA COMPANY LIMITED                                                                                 1,029,233
      42,181  PETROLEO BRASILEIRO SA                                                                                     1,305,203
       1,428  PETROLEUM GEO-SERVICES ASA+                                                                                   33,556
       7,431  PLAINS EXPLORATION & PRODUCTION COMPANY+                                                                     278,885
       6,944  POGO PRODUCING COMPANY                                                                                       345,881
      18,016  PRIDE INTERNATIONAL INCORPORATED+                                                                            633,623
         550  PROSAFE ASA                                                                                                    8,302
      65,100  PTT EXPLORATION & PRODUCTION PCL                                                                             231,484
      26,400  PTT PCL                                                                                                      235,453
       5,400  PTT PCL THB                                                                                                   48,161
       5,627  QUICKSILVER RESOURCES INCORPORATED+<<                                                                        224,799
      16,238  RANGE RESOURCES CORPORATION<<                                                                                589,602
      64,100  RAYONG REFINERY PCL+                                                                                          43,904
       8,597  REPSOL YPF SA                                                                                                310,114
      25,222  ROYAL DUTCH SHELL PLC CLASS A                                                                                978,937
      28,845  ROYAL DUTCH SHELL PLC CLASS B                                                                              1,124,790
       2,444  SAIPEM SPA                                                                                                    91,523
      13,462  SANTOS LIMITED                                                                                               145,988
      32,600  SCHLUMBERGER LIMITED                                                                                       3,145,900
       6,422  SEACOR HOLDINGS INCORPORATED+                                                                                563,852
       4,200  SHOWA SHELL SEKIYU KK                                                                                         50,999
       8,264  SNAM RETE GAS SPA                                                                                             48,661
      18,329  SOUTHWESTERN ENERGY COMPANY+                                                                                 681,656
      16,648  ST. MARY LAND & EXPLORATION COMPANY<<                                                                        555,211
      10,087  STONE ENERGY CORPORATION+                                                                                    332,367
      21,460  SUPERIOR ENERGY SERVICES INCORPORATED+<<                                                                     833,077
       3,300  SURGUTNEFTEGAZ                                                                                               214,500
      19,030  SURGUTNEFTEGAZ ADR<<                                                                                       1,208,405
      10,500  TALISMAN ENERGY INCORPORATED                                                                                 180,170
       1,002  TECHNIP SA                                                                                                    79,974
      18,908  TETRA TECHNOLOGIES INCORPORATED+<<                                                                           377,971
       5,000  TONENGENERAL SEKIYU KK                                                                                        49,529
      23,686  TOTAL SA                                                                                                   1,782,710
       7,830  TRANSOCEAN INCORPORATED+                                                                                     822,855
       1,149  TRICAN WELL SERVICE LIMITED                                                                                   20,456
       6,855  TULLOW OIL PLC                                                                                                70,766
      16,416  ULTRA PETROLEUM CORPORATION+                                                                                 876,614
      12,269  UNIT CORPORATION+                                                                                            601,917
       4,468  UTS ENERGY CORPORATION+                                                                                       23,694
       8,160  W-H ENERGY SERVICES INCORPORATED+                                                                            518,650
       9,366  WEATHERFORD INTERNATIONAL LIMITED+                                                                           546,787
       1,617  WESTERN OIL SANDS INCORPORATED+                                                                               57,299
       9,670  WOODSIDE PETROLEUM LIMITED                                                                                   358,523
      10,051  XTO ENERGY INCORPORATED                                                                                      546,372

                                                                                                                        53,481,397
                                                                                                                   ---------------
OIL FIELD SERVICES: 0.00%
         591  FUGRO NV                                                                                                      41,060
                                                                                                                   ---------------

134 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS: 0.55%
      13,305  BEMIS COMPANY INCORPORATED                                                                           $       397,420
      20,862  BOWATER INCORPORATED<<                                                                                       351,316
       4,088  COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                              148,300
      76,338  DOMTAR CORPORATION+                                                                                          610,704
       1,810  HANSOL PAPER COMPANY                                                                                          31,347
       5,000  HOKUETSU PAPER MILLS LIMITED                                                                                  25,477
      10,000  INTERNATIONAL PAPER COMPANY                                                                                  351,100
       9,516  KIMBERLY-CLARK CORPORATION                                                                                   653,654
       6,000  LEE & MAN PAPER MANUFACTURING LIMITED                                                                         24,123
      23,658  MEADWESTVACO CORPORATION                                                                                     747,356
       2,558  MONDI PLC                                                                                                     25,244
       3,464  NEENAH PAPER INCORPORATED                                                                                    120,166
      24,000  NINE DRAGONS PAPER HOLDINGS LIMITED                                                                           71,714
          21  NIPPON PAPER GROUP INCORPORATED                                                                               70,731
         500  NORSKE SKOGINDUSTRIER ASA                                                                                      6,089
      20,000  OJI PAPER COMPANY LIMITED                                                                                    100,009
      11,379  PACKAGING CORPORATION OF AMERICA                                                                             296,423
      17,016  PACTIV CORPORATION+                                                                                          497,718
       8,679  PAPERLINX LIMITED                                                                                             24,009
      14,624  POTLATCH CORPORATION                                                                                         658,665
       5,000  RENGO COMPANY LIMITED                                                                                         31,220
       8,799  SAPPI LIMITED                                                                                                138,356
      24,200  SHANDONG CHENMING PAPER HOLDINGS                                                                              23,866
      12,931  SONOCO PRODUCTS COMPANY                                                                                      465,775
       5,500  STORA ENSO OYJ                                                                                                98,000
       5,700  SVENSKA CELLULOSA AB                                                                                          98,747
       5,000  UPM-KYMMENE OYJ                                                                                              113,271
      22,344  WAUSAU PAPER CORPORATION                                                                                     250,923

                                                                                                                         6,431,723
                                                                                                                   ---------------
PERSONAL SERVICES: 0.24%
       5,316  FIRST CHOICE HOLIDAYS PLC                                                                                     31,700
      38,211  H & R BLOCK INCORPORATED                                                                                     758,106
      11,709  REGIS CORPORATION                                                                                            386,514
     112,343  SERVICE CORPORATION INTERNATIONAL US                                                                       1,372,831
       3,711  WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                   192,749
       3,822  WORLEYPARSONS LIMITED                                                                                        120,745

                                                                                                                         2,862,645
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.33%
      97,165  POLISH OIL AND GAS                                                                                           180,756
       7,076  ASHLAND INCORPORATED                                                                                         423,074
       2,843  CALTEX AUSTRALIA LIMITED                                                                                      56,310
      45,566  CHEVRON CORPORATION                                                                                        3,998,872
       3,200  CIA BRASILEIRA DE PETROLEO IPIRANGA SA                                                                        43,221
     327,000  CNOOC LIMITED                                                                                                399,647
         689  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                                35,477
      31,986  CONOCOPHILLIPS                                                                                             2,619,334
       7,298  ENI SPA                                                                                                      252,320
     120,322  EXXON MOBIL CORPORATION                                                                                   10,315,205
      60,000  FORMOSA PETROCHEMICAL CORPORATION                                                                            167,273
      15,992  HEADWATERS INCORPORATED+<<                                                                                   264,188
       5,817  HESS CORPORATION                                                                                             356,989
      12,625  HOLLY CORPORATION                                                                                            841,456
       2,800  IMPERIAL OIL LIMITED                                                                                         122,527

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 135


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
          19  INPEX HOLDINGS INCORPORATED                                                                          $       173,936
      14,326  MARATHON OIL CORPORATION                                                                                     772,028
   1,071,000  PETRON CORPORATION                                                                                           131,171
      45,300  PETRONAS DAGANGAN BHD                                                                                        108,673
         585  PETROPLUS HOLDINGS AG+                                                                                        50,811
      11,648  POLSKI KONCERN NAFTOWY ORLEN SA                                                                              238,273
      11,780  ROYAL DUTCH SHELL PLC CLASS A                                                                                456,706
       2,750  S-OIL CORPORATION                                                                                            221,571
       1,417  SBM OFFSHORE NV                                                                                               53,103
       2,507  SEADRILL LIMITED+                                                                                             46,656
      14,200  SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                               44,204
       6,000  SINGAPORE PETROLEUM CO LTD                                                                                    23,223
       1,174  SK CORPORATION                                                                                               180,798
       2,874  SK ENERGY COMPANY LIMITED+                                                                                   393,594
       6,000  STATOIL ASA                                                                                                  172,897
       4,800  SUNCOR ENERGY INCORPORATED                                                                                   430,000
      15,848  SUNOCO INCORPORATED                                                                                        1,159,123
      17,808  TESORO CORPORATION                                                                                           878,469
      85,700  THAI OIL PCL                                                                                                 204,821
      12,000  TOHO GAS COMPANY LIMITED                                                                                      61,042
       4,557  TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                        104,305
      11,451  VALERO ENERGY CORPORATION                                                                                    784,508
       6,364  WD-40 COMPANY<<                                                                                              221,276
       7,386  WORLD FUEL SERVICES CORPORATION<<                                                                            284,730

                                                                                                                        27,272,567
                                                                                                                   ---------------
PHARMACEUTICALS: 0.01%
         425  DAEWOONG PHARMACEUTICAL COMPANY LIMITED                                                                       31,208
       2,670  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                         35,191
                                                                                                                            66,399
                                                                                                                   ---------------
PIPELINES: 0.02%
       5,600  TRANSCANADA CORPORATION                                                                                      195,152
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 1.96%
         729  ACESITA SA                                                                                                    29,725
      14,000  AICHI STEEL CORPORATION                                                                                       73,875
      29,571  AK STEEL HOLDING CORPORATION+<<                                                                            1,182,840
       3,500  ALCAN INCORPORATED                                                                                           345,526
      18,065  ALCOA INCORPORATED                                                                                           659,914
      10,481  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        1,041,707
     110,000  ALUMINUM CORPORATION OF CHINA LIMITED                                                                        301,180
       1,700  ASAHI PRETEC CORPORATION                                                                                      48,303
      11,981  BELDEN CDT INCORPORATED<<                                                                                    582,396
       8,746  CAP SA                                                                                                       202,056
       6,843  CARPENTER TECHNOLOGY CORPORATION                                                                             799,536
      11,508  CHAPARRAL STEEL COMPANY<<                                                                                    983,934
      18,000  CHINA ORIENTAL GROUP COMPANY LIMITED                                                                           9,072
     327,540  CHINA STEEL CORPORATION                                                                                      444,660
       2,600  CHUBU STEEL PLATE COMPANY LIMITED                                                                             18,952
      53,000  CHUNG HUNG STEEL CORPORATION+                                                                                 24,252
       4,713  CIA SIDERURGICA NACIONAL SA                                                                                  266,998
      16,310  COMMSCOPE INCORPORATED+<<                                                                                    923,146
       2,370  DONGKUK STEEL MILL COMPANY LIMITED                                                                           108,990

136 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PRIMARY METAL INDUSTRIES (Continued)
      14,733  EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                $       115,620
       1,880  EXXARO RESOURCES LIMITED                                                                                      19,159
      23,000  FENG HSIN IRON & STEEL COMPANY                                                                                30,980
      13,862  GENERAL CABLE CORPORATION+<<                                                                                 806,491
       8,251  GERDAU SA                                                                                                    199,757
       2,000  GODO STEEL LIMITED                                                                                             7,635
      58,944  HINDALCO INDUSTRIES LIMITED GDR<<                                                                            222,514
       2,000  HITACHI METALS LIMITED                                                                                        23,007
       6,792  HUBBELL INCORPORATED CLASS B<<                                                                               367,991
     102,000  HUNAN NON-FERROUS METAL CORPORATION LIMITED+                                                                  59,387
       2,650  HYUNDAI STEEL COMPANY                                                                                        211,819
      14,000  JFE HOLDINGS INCORPORATED                                                                                    914,069
       6,050  JSC MMC NORILSK NICKEL ADR<<                                                                               1,349,150
       3,744  KAISER ALUMINUM CORPORATION                                                                                  254,292
         401  KOREA IRON & STEEL COMPANY LIMITED                                                                            38,420
      24,000  KURIMOTO LIMITED                                                                                              68,400
       1,700  MARUICHI STEEL TUBE LIMITED                                                                                   45,073
       8,228  MATTHEWS INTERNATIONAL CORPORATION                                                                           354,956
      65,000  MIDAS HOLDINGS LIMITED                                                                                        60,550
      10,000  MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                                48,018
         571  MITTAL STEEL COMPANY NV                                                                                       37,554
       8,535  MITTAL STEEL COMPANY NV ADR                                                                                  562,388
       9,306  MITTAL STEEL SOUTH AFRICA LIMITED                                                                            160,993
      13,746  MUELLER INDUSTRIES INCORPORATED                                                                              476,161
      14,000  NAKAYAMA STEEL WORKS LIMITED                                                                                  35,063
   5,418,300  NAKORNTHAI STRIP MILL PCL+                                                                                    50,535
      19,000  NIPPON METAL INDUSTRY COMPANY LIMITED                                                                         85,819
     152,000  NIPPON STEEL CORPORATION                                                                                   1,065,930
       2,500  NIPPON YAKIN KOGYO COMPANY LIMITED                                                                            22,562
      15,000  NSK LIMITED                                                                                                  129,027
      17,543  ONESTEEL LIMITED                                                                                              87,010
       1,563  POLIMEX MOSTOSTAL SA                                                                                         128,895
       3,009  POSCO                                                                                                      1,840,740
       3,749  PRECISION CASTPARTS CORPORATION                                                                              488,532
         852  RAUTARUUKKI OYJ                                                                                               46,379
       5,920  RTI INTERNATIONAL METALS INCORPORATED+<<                                                                     412,742
       9,000  SANYO SPECIAL STEEL COMPANY LIMITED                                                                           75,240
      31,300  SHANGHAI ZHENHUA PORT MACHINERY COMPANY CLASS B                                                               67,107
      18,000  TA CHEN STAINLESS PIPE COMPANY                                                                                25,909
       4,500  TENARIS SA                                                                                                   105,254
       7,226  TEXAS INDUSTRIES INCORPORATED<<                                                                              532,701
       3,740  THYSSENKRUPP AG                                                                                              218,567
      14,935  TITANIUM METALS CORPORATION+<<                                                                               468,212
       3,000  TOHO ZINC COMPANY LIMITED                                                                                     25,883
       4,000  TOPY INDUSTRIES LIMITED                                                                                       13,334
      10,124  TREDEGAR CORPORATION                                                                                         176,968
      21,000  TUNG HO STEEL ENTERPRISE CORPORATION                                                                          28,127
      15,481  UNITED STATES STEEL CORPORATION                                                                            1,462,645
       2,709  USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                       180,724
      25,656  WORTHINGTON INDUSTRIES<<                                                                                     542,881
       1,200  YAMATO KOGYO COMPANY LIMITED                                                                                  51,300
       3,000  YODOGAWA STEEL WORKS LIMITED                                                                                  15,830
         413  ZAKLADY METALI LEKKICH                                                                                        31,645

                                                                                                                        22,897,007
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 137


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.94%
       2,555  AGGREKO PLC                                                                                          $        27,586
      19,140  AMERICAN GREETINGS CORPORATION CLASS A                                                                       473,524
      10,861  BELO CORPORATION CLASS A                                                                                     187,244
       9,832  BOWNE & COMPANY INCORPORATED                                                                                 166,652
       5,920  CAPITA GROUP PLC                                                                                              89,581
      12,745  CBS CORPORATION CLASS B                                                                                      401,595
      16,000  DAI NIPPON PRINTING COMPANY LIMITED                                                                          233,664
         935  EMAP PLC                                                                                                      17,070
       8,627  EW SCRIPPS COMPANY CLASS A                                                                                   354,570
       4,518  GANNETT COMPANY INCORPORATED<<                                                                               212,346
      13,932  HAYS PLC                                                                                                      44,664
         170  HEIDELBERGER DRUCKMASCHINEN AG                                                                                 7,705
      18,723  IDEARC INCORPORATED                                                                                          639,016
       1,578  INTERTEK GROUP PLC                                                                                            31,244
      12,599  JOHN WILEY & SONS INCORPORATED                                                                               522,481
       2,905  JOHNSTON PRESS PLC                                                                                            22,565
       4,000  KOMORI CORPORATION                                                                                            94,309
      13,903  LEE ENTERPRISES INCORPORATED                                                                                 241,495
      20,902  MCCLATCHY COMPANY CLASS A<<                                                                                  471,967
       9,114  MCGRAW-HILL COMPANIES INCORPORATED                                                                           459,892
       9,158  MEDIA GENERAL INCORPORATED CLASS A                                                                           255,691
      10,324  MEREDITH CORPORATION                                                                                         577,112
      10,946  NASPERS LIMITED                                                                                              274,618
      18,168  NEW YORK TIMES COMPANY CLASS A<<                                                                             399,333
         900  NISSHA PRINTING COMPANY LIMITED                                                                               25,028
       1,278  PAGESJAUNES SA                                                                                                25,905
       6,956  PEARSON PLC                                                                                                  104,487
       8,499  PUBLISHING & BROADCASTING LIMITED                                                                            124,652
         644  RANDSTAD HOLDINGS NV                                                                                          36,039
      12,154  REED ELSEVIER PLC                                                                                            146,666
       7,441  RH DONNELLEY CORPORATION+<<                                                                                  437,754
      28,629  RR DONNELLEY & SONS COMPANY                                                                                1,025,491
      12,922  SCHOLASTIC CORPORATION+<<                                                                                    440,382
       4,818  SERCO GROUP PLC                                                                                               41,019
       3,861  SEVEN NETWORK LIMITED                                                                                         37,257
      33,000  SINGAPORE PRESS HOLDINGS LIMITED                                                                              93,955
      33,600  STAR PUBLICATIONS LIMITED                                                                                     32,626
       1,800  THOMSON CORPORATION                                                                                           76,193
       1,000  TIS INCORPORATED                                                                                              21,591
      13,000  TOPPAN PRINTING COMPANY LIMITED                                                                              130,460
       5,275  TRIBUNE COMPANY<<                                                                                            145,326
      16,958  VALASSIS COMMUNICATIONS INCORPORATED+                                                                        154,657
       1,728  VEDIOR NV                                                                                                     39,241
      16,181  VIACOM INCORPORATED CLASS B+<<                                                                               638,502
      10,649  VISTAPRINT LIMITED+<<                                                                                        350,139
         665  WASHINGTON POST COMPANY CLASS B                                                                              509,157
       3,258  WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                    40,931
       3,040  WOLTERS KLUWER NV                                                                                             88,540
       2,550  YELLOW PAGES INCOME FUND                                                                                      32,938

                                                                                                                        11,004,860
                                                                                                                   ---------------
PROPERTIES: 0.01%
      24,200  SHANGHAI LUJIAZUI FINANCE & TRADE ZONE DEVELOPMENT COMPANY LIMITED                                            58,806
                                                                                                                   ---------------

138 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
RAILROAD TRANSPORTATION: 0.38%
      78,069  ALL AMERICA LATINA LOGISTICA                                                                         $       155,183
       7,500  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                     608,625
       4,900  CANADIAN NATIONAL RAILWAY COMPANY                                                                            258,456
       1,400  CANADIAN PACIFIC RAILWAY LIMITED                                                                              98,371
          44  CENTRAL JAPAN RAILWAY COMPANY                                                                                493,998
          92  EAST JAPAN RAILWAY COMPANY                                                                                   733,362
      26,000  HANKYU HANSHIN HOLDINGS INCORPORATED                                                                         132,032
       7,000  KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                       27,144
      10,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                               63,045
      11,000  KEIO CORPORATION                                                                                              67,735
       7,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                       38,449
      38,000  KINTETSU CORPORATION                                                                                         113,550
      20,435  MTR CORPORATION LIMITED                                                                                       49,740
      19,000  NAGOYA RAILROAD COMPANY LIMITED                                                                               55,462
       9,000  NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                       26,816
       7,000  NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                         24,544
       8,300  NORFOLK SOUTHERN CORPORATION                                                                                 425,043
      12,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                       73,271
       8,000  SAGAMI RAILWAY COMPANY LIMITED                                                                                27,429
      16,000  TOBU RAILWAY COMPANY LIMITED                                                                                  71,992
       5,555  UNION PACIFIC CORPORATION                                                                                    619,771
      85,000  WAN HAI LINES LIMITED                                                                                         60,015
          45  WEST JAPAN RAILWAY COMPANY                                                                                   217,247

                                                                                                                         4,441,280
                                                                                                                   ---------------

REAL ESTATE: 1.03%
       1,000  AEON MALL COMPANY LIMITED                                                                                     30,141
      28,000  AGILE PROPERTY HOLDINGS LIMITED                                                                               50,990
      47,283  ALLAN GRAY PROPERTY TRUST                                                                                     42,390
      18,000  ALLGREEN PROPERTIES LIMITED                                                                                   20,192
      10,992  AMFIRST REAL ESTATE INVESTMENT TRUST+                                                                          3,014
         200  ATRIUM COMPANY LIMITED                                                                                         5,665
      24,000  BAOYE GROUP COMPANY LIMITED                                                                                   44,937
       3,283  BRASCAN RESIDENTIAL PROPERTIES SA+                                                                            18,155
       6,185  BRITISH LAND COMPANY PLC                                                                                     161,244
       2,419  BRIXTON PLC                                                                                                   19,290
       5,168  BUNNINGS WAREHOUSE PROPERTY TRUST                                                                             10,490
      16,000  CAPITACOMMERICAL TRUST                                                                                        26,451
      37,000  CAPITALAND LIMITED                                                                                           179,618
       1,600  CASTELLUM AB                                                                                                  19,832
      55,000  CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                                25,667
      21,925  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                 647,226
      17,260  CENTRO PROPERTIES GROUP                                                                                      115,696
       1,328  CENTRO RETAIL GROUP                                                                                            1,804
      47,466  CFS RETAIL PROPERTY TRUST                                                                                     92,071
       5,198  CHARTER HALL GROUP+                                                                                           11,742
      33,000  CHEUNG KONG HOLDINGS LIMITED                                                                                 485,415
       9,500  CHINA MERCHANTS PROPERTY DEVELOPMENT COMPANY LIMITED                                                          47,271
      72,000  CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                     150,507
      22,000  CHINA RESOURCES LAND LIMITED                                                                                  38,032
          50  CHINA VANKE COMPANY LIMITED CLASS B                                                                              147
      20,309  CHINESE ESTATES HOLDINGS LIMITED                                                                              29,796
       9,000  CITY DEVELOPMENTS LIMITED                                                                                     87,972
     114,317  COMMONWEALTH PROPERTY OFFICE FUND                                                                            157,186
     363,000  COUNTRY GARDEN HOLDINGS COMPANY LIMITED+                                                                     558,630

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 139


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
REAL ESTATE (continued)
       2,300  DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                             $       108,654
     110,335  DB RREEF TRUST                                                                                               181,511
         878  DERWENT VALLEY HOLDINGS PLC                                                                                   31,759
       1,176  ECHO INVESTMENT                                                                                               37,489
       4,586  FKP PROPERTY GROUP                                                                                            26,274
         164  FONCIERE DES REGIONS                                                                                          25,587
       6,802  FOREST CITY ENTERPRISES INCORPORATED                                                                         377,851
           2  FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                                   15,200
       4,364  GAFISA SA                                                                                                     51,158
      22,565  GALILEO SHOPPING AMERICA T                                                                                    20,223
         133  GECINA SA                                                                                                     21,827
      73,600  GENTING INTERNATIONAL PLC+                                                                                    30,660
         310  GOLDCREST COMPANY LIMITED                                                                                     14,056
     273,900  GOLDEN LAND PROPERTY PCL+                                                                                     61,869
      45,916  GPT GROUP                                                                                                    179,632
      10,089  GREAT EAGLE HOLDINGS LIMITED                                                                                  31,893
       1,892  GREAT PORTLAND ESTATES PLC                                                                                    24,681
      12,000  GREENTOWN CHINA HOLDINGS LIMITED+                                                                             26,039
         100  GUANGZHOU R&F PROPERTIES                                                                                         404
      14,666  GUOCOLAND LIMITED                                                                                             45,797
       2,735  HAMMERSON PLC                                                                                                 73,232
      18,000  HANG LUNG GROUP LIMITED                                                                                       85,987
      41,000  HANG LUNG PROPERTIES LIMITED                                                                                 150,116
       3,000  HEIWA REAL ESTATE COMPANY LIMITED                                                                             21,194
      18,000  HENDERSON INVESTMENTS LIMITED                                                                                 29,132
      13,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                    90,194
      24,000  HONGKONG LAND HOLDINGS LIMITED                                                                                92,160
      30,000  HOPEWELL HOLDINGS                                                                                            142,928
      10,000  HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                           33,408
      12,227  HYSAN DEVELOPMENT COMPANY LIMITED                                                                             30,796
         329  ICADE+                                                                                                        20,074
      56,200  IGB CORPORATION BHD                                                                                           39,323
       4,144  IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                               50,750
       4,343  IMMOFINANZ IMMOBILIEN ANLAGEN AG+                                                                             53,720
      16,507  ING INDUSTRIAL FUND                                                                                           36,207
      24,988  ING OFFICE FUND                                                                                               35,586
      33,792  INVESTA PROPERTY GROUP                                                                                        82,695
         855  IRSA INVERSIONES Y REPRESENTACIONES SA ADR                                                                    14,535
         376  IVG IMMOBILIEN AG                                                                                             13,451
           3  JAPAN EXCELLENT INCORPORATED                                                                                  26,427
           2  JAPAN LOGISTICS FUND INCORPORATED                                                                             16,772
         300  JOINT CORPORATION                                                                                              8,498
       3,886  JONES LANG LASALLE INCORPORATED                                                                              433,988
           3  KENEDIX REALTY INVESTMENT                                                                                     20,054
       6,000  KEPPEL LAND LIMITED                                                                                           30,308
       9,552  KERRY PROPERTIES LIMITED                                                                                      70,682
         229  KLEPIERRE                                                                                                     36,121
      12,000  KOWLOON DEVELOPMENT COMPANY LIMITED                                                                           24,161
       4,242  LAND SECURITIES GROUP PLC                                                                                    154,979
       6,753  LEND LEASE CORPORATION LIMITED                                                                               106,174
       2,700  LEOPALACE21 CORPORATION                                                                                       83,479
       2,914  LIBERTY INTERNATIONAL PLC                                                                                     70,446
     123,500  MACQUAIRE OFFICE TRUST                                                                                       158,694
      31,993  MACQUARIE COUNTRYWIDE TRUST                                                                                   54,464
      32,735  MACQUARIE GOODMAN GROUP                                                                                      180,578

140 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
REAL ESTATE (continued)
        257,000   MEGAWORLD CORPORATION+                                                                           $        19,327
          2,590   MEINL EUROPEAN LAND LIMITED+                                                                              47,314
          7,805   MERITAGE CORPORATION+<<                                                                                  141,427
             55   METROVACESA SA                                                                                             5,859
         24,000   MIDLAND HOLDINGS LIMITED                                                                                  16,928
         43,283   MIRVAC GROUP                                                                                             190,587
         31,000   MITSUBISHI ESTATE COMPANY LIMITED                                                                        829,951
         20,000   MITSUI FUDOSAN COMPANY LIMITED                                                                           523,361
         60,000   NEO-CHINA GROUP HOLDINGS LIMITED                                                                          15,081
              5   NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                  19,561
              4   NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                                 23,318
            900   NOMURA REAL ESTATE HOLDING INCORPORATED                                                                   25,494
             40   NTT URBAN DEVELOPMENT CORPORATION                                                                         71,854
              4   ORIX JREIT INCORPORATED                                                                                   27,498
         28,826   PARQUE ARAUCO                                                                                             34,949
            134   PSP SWISS PROPERTY AG                                                                                      7,222
         22,249   PUTRAJAYA PERDANA BHD                                                                                     27,323
          1,354   QUINTAIN ESTATES & DEVELOPMENT PLC                                                                        22,086
          2,267   ROSSI RESIDENCIAL SA                                                                                      50,147
          1,177   SACYR VALLEHERMOSO SA                                                                                     46,658
          4,114   SEGRO PLC                                                                                                 45,375
         17,000   SHIMAO PROPERTY HOLDING LIMITED                                                                           44,911
         36,000   SHUI ON LAND LIMITED+                                                                                     38,042
         32,000   SHUN TAK HOLDINGS LIMITED                                                                                 48,097
         32,097   SINO LAND COMPANY                                                                                         75,080
        186,563   SM PRIME HOLDINGS INCORPORATED                                                                            48,104
         30,700   SP SETIA BHD                                                                                              63,127
         35,857   STEWART ENTERPRISES INCORPORATED                                                                         257,095
         34,919   STOCKLAND                                                                                                245,498
             40   SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                 3,282
         11,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                            360,048
         13,000   SUN HUNG KAI PROPERTIES LIMITED                                                                          173,386
            600   SURUGA CORPORATION                                                                                        10,571
          7,394   SYCOM PROPERTY FUND                                                                                       18,592
          7,555   THE ST. JOE COMPANY<<                                                                                    238,889
         10,000   TOKYU LAND CORPORATION                                                                                    92,236
          4,500   TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                              13,175
            839   UNIBAIL                                                                                                  202,012
         14,000   UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                 25,716
          9,000   UNITED OVERSEAS LAND LIMITED                                                                              29,403
              3   UNITED URBAN INVESTMENT CORPORATION                                                                       21,064
          4,800   URBAN CORPORATION                                                                                         81,333
         16,858   VALAD PROPERTY GROUP                                                                                      27,181
         41,245   WESTFIELD GROUP                                                                                          706,534
         17,000   WHEELOCK AND COMPANY                                                                                      44,584
          7,000   WING TAI HOLDINGS LIMITED                                                                                 15,981
              2   ZEPHYR COMPANY LIMITED                                                                                     3,299

                                                                                                                        12,044,008
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.51%
         47,641   AMERICAN FINANCIAL REALTY TRUST                                                                          394,467
         18,000   ASCENDAS REIT                                                                                             27,750
         33,204   BRANDYWINE REALTY TRUST<<                                                                                855,999
            341   CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                      7,718
         18,019   CAPITAMALL TRUST                                                                                          40,191

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 141


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
            645   CORIO NV                                                                                         $        50,241
          6,307   FEDERAL REALTY INVESTMENT TRUST                                                                          530,229
         30,212   HEALTH CARE REIT INCORPORATED<<                                                                        1,205,459
         18,165   HEALTHCARE REALTY TRUST INCORPORATED                                                                     453,580
              9   JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                 36,765
              8   JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                  89,127
              7   JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                  57,432
          5,000   K-REIT ASIA                                                                                                7,938
         23,538   LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                   486,766
        125,000   MACQUARIE MEAG PRIME REIT                                                                                100,043
              2   MORI HILLS REIT INVESTMENT CORPORATION                                                                    15,943
              2   MORI TRUST SOGO REIT INCORPORATED                                                                         22,973
             11   NIPPON BUILDING FUND INCORPORATED                                                                        141,549
              5   NOMURA REAL ESTATE OFFICE FUND                                                                            47,500
         13,741   PENNSYLVANIA REIT                                                                                        519,822
          1,009   RIOCAN REIT                                                                                               22,483
         31,480   SENIOR HOUSING PROPERTIES TRUST                                                                          640,303
         26,000   SUNTEC REIT                                                                                               30,190
         32,648   THE LINK REIT                                                                                             65,148
              3   TOKYU REIT INCORPORATED                                                                                   28,241
              3   TOP REIT INCORPORATED                                                                                     19,613
             59   WERELDHAVE NV                                                                                              7,064

                                                                                                                         5,904,534
                                                                                                                   ---------------
RENTAL AUTO/EQUIPMENT: 0.08%
         28,111   UNITED RENTALS INCORPORATED+                                                                             916,419
                                                                                                                   ---------------
RETAIL DEPARTMENT STORES: 0.07%
          3,200   EDION CORPORATION                                                                                         33,910
         12,998   MEN'S WEARHOUSE INCORPORATED                                                                             658,739
         14,500   PARKSON RETAIL GROUP LIMITED                                                                             115,942
        188,400   ROBINSON DEPARTMENT STORE PCL+                                                                            57,657

                                                                                                                           866,248
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.38%
          8,617   A SCHULMAN INCORPORATED                                                                                  185,610
         18,070   AMCOR LIMITED                                                                                            112,400
          3,039   ANSELL LIMITED                                                                                            32,583
         21,000   BANDO CHEMICAL INDUSTRIES LIMITED                                                                        131,307
          7,323   BRIDGESTONE CORPORATION<<                                                                                293,135
         38,520   CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                                70,620
          1,449   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                  182,526
          1,478   CONTINENTAL AG                                                                                           192,099
         22,954   COOPER TIRE & RUBBER COMPANY                                                                             560,996
         24,179   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        668,791
          4,510   HANKOOK TIRE COMPANY LIMITED                                                                              98,775
         17,077   JARDEN CORPORATION+<<                                                                                    559,955
            620   KOREA KUMHO PETROCHEMICAL COMPANY LIMITED                                                                 48,765
         24,978   NAN KANG RUBBER TIRE COMPANY LIMITED+                                                                     38,754
         17,130   SEALED AIR CORPORATION                                                                                   453,089
         23,009   TUPPERWARE BRANDS CORPORATION                                                                            708,447
         15,000   YOKOHAMA RUBBER COMPANY LIMITED                                                                           98,454

                                                                                                                         4,436,306
                                                                                                                   ---------------

142 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
SCHOOLS: 0.00%
          8,686   ABC LEARNING CENTRES LIMITED                                                                     $        48,839
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.99%
            780   AGF MANAGEMENT LIMITED                                                                                    25,897
          4,420   ALLCO FINANCE GROUP LIMITED                                                                               31,871
          4,911   AMERIPRISE FINANCIAL INCORPORATED                                                                        299,620
          6,526   BABCOCK & BROWN LIMITED                                                                                  126,373
          2,317   BEAR STEARNS COMPANIES INCORPORATED                                                                      251,765
            411   BLACKROCK INCORPORATED NEW YORK SHARES                                                                    63,746
         20,100   BURSA MALAYSIA BHD                                                                                        57,978
          2,587   CABCHARGE AUSTRALIA LIMITED                                                                               21,046
         60,900   CAPITAL SECURITIES CORPORATION                                                                            36,540
         28,990   CHARLES SCHWAB CORPORATION                                                                               574,002
          2,210   CME GROUP INCORPORATED                                                                                 1,226,108
          4,830   DAEWOO SECURITIES COMPANY LIMITED                                                                        149,023
          1,910   DAISHIN SECURITIES COMPANY LIMITED                                                                        64,936
          1,956   DEUTSCHE BOERSE AG                                                                                       215,829
         45,946   E*TRADE FINANCIAL CORPORATION+<<                                                                         715,839
         16,161   EATON VANCE CORPORATION                                                                                  620,421
        204,500   ECM LIBRA AVENUE BHD                                                                                      53,147
         12,477   FEDERATED INVESTORS INCORPORATED CLASS B                                                                 438,067
          4,640   FRANKLIN RESOURCES INCORPORATED                                                                          611,413
         52,444   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                    245,962
        296,960   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                 169,177
          7,743   GOLDMAN SACHS GROUP INCORPORATED                                                                       1,362,845
         92,146   GRUPO FINANCIERO BANORTE SA DE CV                                                                        375,833
        136,969   GRUPO FINANCIERO INBURSA SA DE CV                                                                        333,950
          1,000   GUOCO GROUP LIMITED                                                                                       13,440
          2,330   HYUNDAI SECURITIES COMPANY                                                                                71,020
          1,200   IGM FINANCIAL INCORPORATED                                                                                58,841
          6,348   INTERCONTINENTAL EXCHANGE INCORPORATED+<<                                                                925,983
            708   INTERMEDIATE CAPITAL GROUP PLC                                                                            21,213
          9,835   INTERNATIONAL SECURITIES EXCHANGE INCORPORATED                                                           653,044
          9,235   INVESTEC LIMITED                                                                                         104,138
         11,791   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                477,182
          1,900   JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                  21,217
         13,674   JEFFERIES GROUP INCORPORATED                                                                             353,063
          3,847   JSE LIMITED                                                                                               38,261
         86,600   KIM ENG SECURITIES THAILAND PCL                                                                           61,334
          4,103   KINNEVIK INVESTMENT AB                                                                                    78,664
         39,064   KNIGHT CAPITAL GROUP INCORPORATED+                                                                       536,739
         27,355   LABRANCHE & COMPANY INCORPORATED+<<                                                                      172,063
         13,665   LAZARD LIMITED                                                                                           547,830
          3,673   LEGG MASON INCORPORATED                                                                                  318,890
         11,077   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    607,352
         32,562   MACQUARIE AIRPORTS GROUP                                                                                 115,929
         17,242   MERRILL LYNCH & COMPANY INCORPORATED                                                                   1,270,735
            902   MIRAE ASSET SECURITIES COMPANY LIMITED                                                                    80,270
          6,000   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                 58,140
         20,152   MORGAN STANLEY<<                                                                                       1,256,880
         11,285   NASDAQ STOCK MARKET INCORPORATED+<<                                                                      368,568
         12,600   NOMURA HOLDINGS INCORPORATED                                                                             223,076
         30,500   NOMURA HOLDINGS INCORPORATED ADR                                                                         538,935
          8,591   NUVEEN INVESTMENTS CLASS A                                                                               534,188
          5,806   NYSE EURONEXT INCORPORATED                                                                               422,289
          4,000   OKASAN HOLDINGS INCORPORATED                                                                              23,733

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 143


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
             12   PACIFIC MANAGEMENT CORPORATION                                                                   $        13,784
          4,588   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    235,640
         78,000   POLARIS SECURITIES COMPANY LIMITED+                                                                       39,827
         48,645   PRESIDENT SECURITIES CORPORATION                                                                          31,030
         12,341   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                                   404,661
              4   RISA PARTNERS INCORPORATED                                                                                 7,738
          2,470   SAMSUNG SECURITIES COMPANY LIMITED                                                                       210,330
         15,374   SEI INVESTMENTS COMPANY                                                                                  390,038
         21,360   SEOUL SECURITIES COMPANY LIMITED                                                                          65,107
         11,000   SHINKO SECURITIES COMPANY LIMITED                                                                         52,440
         29,100   SUMITOMO CORPORATION                                                                                     503,891
          9,802   SWS GROUP INCORPORATED                                                                                   173,887
         28,736   T. ROWE PRICE GROUP INCORPORATED<<                                                                     1,474,732
         59,100   TA ENTERPRISES BHD                                                                                        26,162
          5,425   TD AMERITRADE HOLDING CORPORATION+<<                                                                      98,464
              2   TONG YANG INVESTMENT BANK+                                                                                    38
            200   TSX GROUP INCORPORATED                                                                                     8,428
         19,889   UBS AG                                                                                                 1,036,485
         10,389   WADDELL & REED FINANCIAL INCORPORATED                                                                    258,063
          5,530   WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                            155,297
          4,000   YAMANASHI CHOU BANK LIMITED                                                                               22,178

                                                                                                                        23,232,625
                                                                                                                   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.04%
          5,852   ASML HOLDING NV+                                                                                         173,229
          6,970   CABOT MICROELECTRONICS CORPORATION+<<                                                                    290,788

                                                                                                                           464,017
                                                                                                                   ---------------
SEMICONDUCTORS: 0.18%
        110,130   SILICONWARE PRECISION INDUSTRIES COMPANY                                                                 221,928
        836,859   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                     1,590,033
        573,000   UNITED MICROELECTRONICS CORPORATION                                                                      321,227

                                                                                                                         2,133,188
                                                                                                                   ---------------
SOCIAL SERVICES: 0.04%
          2,485   ABERTIS INFRAESTRUCTURAS SA                                                                               75,365
          2,982   ATLANTIA SPA                                                                                              99,403
          3,287   BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                        42,225
         12,140   G4S PLC                                                                                                   48,526
         28,426   TRANSURBAN GROUP                                                                                         166,581

                                                                                                                           432,100
                                                                                                                   ---------------
STEEL PRODUCERS, PRODUCTS: 0.02%
          7,700   ORNASTEEL HOLDINGS BHD                                                                                     3,255
          1,009   SALZGITTER AG                                                                                            199,304

                                                                                                                           202,559
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.57%
         78,840   ASIA CEMENT CORPORATION                                                                                  110,615
         11,704   BORAL LIMITED                                                                                             75,579
            751   BUZZI UNICEM SPA                                                                                          21,545
         11,173   CEMENTOS BIO-BIO SA                                                                                       31,999
          1,393   CEMENTOS LIMA SA                                                                                          33,503
        273,631   CEMEX SAB DE CV+                                                                                         886,393
             80   CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                                174

144 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
         56,000   CHINA NATIONAL BUILDING MATERIAL COMPANY LIMITED                                                 $       155,842
          4,000   CHOFU SEISAKUSHO COMPANY LIMITED                                                                          70,818
          3,113   CIMPOR CIMENTOS DE PORTUGAL SA                                                                            29,261
          5,200   CLEANUP CORPORATION                                                                                       32,963
          3,867   COMPAGNIE DE SAINT-GOBAIN                                                                                420,688
         42,776   CORNING INCORPORATED                                                                                     999,675
          5,536   CRH PLC                                                                                                  239,817
         21,300   CSG HOLDING COMPANY LIMITED                                                                               25,131
        101,100   DYNASTY CERAMIC PCL                                                                                       47,147
         12,837   EAGLE MATERIALS INCORPORATED                                                                             487,293
         49,000   GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED+                                                       27,767
            297   HANIL CEMENT COMPANY LIMITED                                                                              34,343
            180   HEIDELBERGCEMENT AG                                                                                       26,973
             86   IMERYS SA                                                                                                  7,874
         40,000   INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                        27,263
        100,900   LAFARGE MALAYAN CEMENT BHD                                                                                46,682
          1,421   LAFARGE SA                                                                                               220,657
          3,000   NICHIAS CORPORATION                                                                                       31,505
          2,000   NIHON YAMAMURA GLASS COMPANY LIMITED                                                                       4,905
          9,076   OWENS CORNING INCORPORATED+<<                                                                            226,537
         18,474   OWENS-ILLINOIS INCORPORATED+                                                                             743,024
         25,992   PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                 164,757
        502,000   REPUBLIC CEMENT CORPORATION+                                                                              44,224
         17,662   REXAM PLC                                                                                                186,068
         65,000   SEMEN GRESIK PERSERO TBK PT                                                                               34,265
         11,300   SIAM CEMENT PCL                                                                                           82,338
          1,177   SIG PLC                                                                                                   30,376
             22   SIKA AG                                                                                                   44,313
          2,140   SSANGYONG CEMENT INDUSTRIAL COMPANY LIMITED+                                                              37,632
          4,510   SUEZ CEMENT COMPANY                                                                                       44,458
          9,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                     22,230
         18,000   TAIHEIYO CEMENT CORPORATION                                                                               71,198
        143,420   TAIWAN CEMENT CORPORATION                                                                                184,273
         74,528   TAIWAN GLASS INDUSTRIAL CORPORATION                                                                       67,753
            600   TITAN CEMENT COMPANY SA                                                                                   29,604
          3,500   TOYO SEIKAN KAISHA LIMITED                                                                                66,500
        105,500   UNITED TRACTORS TBK PT                                                                                    91,006
          8,767   USG CORPORATION+<<                                                                                       338,582
        331,800   VANACHAI GROUP PCL                                                                                        45,452

                                                                                                                         6,651,002
                                                                                                                   ---------------
TELECOMMUNICATIONS: 0.03%
          3,084   FIRST QUANTUM MINERALS LIMITED                                                                           233,243
         58,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                       75,720

                                                                                                                           308,963
                                                                                                                   ---------------
TEXTILE MILL PRODUCTS: 0.20%
          9,574   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 372,812
         86,000   CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                             29,888
        141,110   FAR EASTERN TEXTILE COMPANY LIMITED                                                                      165,911
         43,000   FORMOSA TAFFETA COMPANY LIMITED                                                                           48,864
          1,102   GILDAN ACTIVEWEAR INCORPORATED+                                                                           35,742
         13,722   INTERFACE INCORPORATED                                                                                   247,545
          7,500   KURARAY COMPANY LIMITED                                                                                   98,584
         12,000   MITSUBISHI RAYON COMPANY LIMITED                                                                          76,483

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 145


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TEXTILE MILL PRODUCTS (continued)
       4,000  NISSHINBO INDUSTRIES INCORPORATED                                                                    $        49,089
      57,000  TAINAN SPINNING COMPANY LIMITED                                                                               28,759
      19,000  TEIJIN LIMITED                                                                                                95,008
      42,000  TORAY INDUSTRIES INCORPORATED                                                                                321,012
      15,000  TOYOBO COMPANY LIMITED                                                                                        34,848
     298,300  UNIVERSAL ROBINA CORPORATION                                                                                 104,155
      19,000  WEIQIAO TEXTILE COMPANY                                                                                       42,154
      20,453  WOLVERINE WORLD WIDE INCORPORATED<<                                                                          537,709

                                                                                                                         2,288,563
                                                                                                                   ---------------
THEATERS & ENTERTAINMENT: 0.06%
      29,065  REGAL ENTERTAINMENT GROUP CLASS A<<                                                                          655,125
                                                                                                                   ---------------
TOBACCO PRODUCTS: 0.61%
       2,456  ALTADIS SA                                                                                                   163,102
      44,159  ALTRIA GROUP INCORPORATED                                                                                  3,065,076
       6,700  BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                         79,887
      15,473  BRITISH AMERICAN TOBACCO PLC                                                                                 513,198
       6,877  IMPERIAL TOBACCO GROUP PLC                                                                                   310,732
         116  JAPAN TOBACCO INCORPORATED                                                                                   644,166
      68,500  PT GUDANG GARAM TBK                                                                                           69,667
       3,918  REYNOLDS AMERICAN INCORPORATED                                                                               259,058
       3,500  SOUZA CRUZ SA                                                                                                 71,891
       3,000  SWEDISH MATCH AB                                                                                              57,952
     370,000  TELEKOMUNIKASI INDONESIA TBK PT                                                                              427,529
       9,477  UNIVERSAL CORPORATION<<                                                                                      465,605
      21,137  UST INCORPORATED                                                                                           1,041,631

                                                                                                                         7,169,494
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 0.48%
         200  ACE AVIATION HOLDINGS INCORPORATED+                                                                            4,695
          67  AEROPLAN INCOME FUND                                                                                           1,338
         300  AEROPORTS DE PARIS+                                                                                           34,325
       1,900  AIR CHINA                                                                                                      2,364
       1,787  AIR FRANCE-KLM                                                                                                73,980
      58,400  AIRASIA BHD+                                                                                                  31,522
      53,200  AIRPORTS OF THAILAND PCL                                                                                      89,933
      33,667  AIRTRAN HOLDINGS INCORPORATED+<<                                                                             353,840
      16,253  ALASKA AIR GROUP INCORPORATED+                                                                               403,399
      32,900  ALITALIA SPA+                                                                                                 37,468
      14,000  ALL NIPPON AIRWAYS COMPANY LIMITED                                                                            55,860
      28,619  AMR CORPORATION+                                                                                             701,452
         502  ARRIVA PLC                                                                                                     7,657
      35,244  BAE SYSTEMS PLC                                                                                              328,478
       6,732  BRITISH AIRWAYS PLC+                                                                                          57,585
      20,000  CATHAY PACIFIC AIRWAYS LIMITED                                                                                52,452
      54,582  CHINA AIRLINES                                                                                                21,419
      74,000  CHINA EASTERN AIRLINES CORPORATION LIMITED CLASS H                                                            35,398
      54,000  CHINA SOUTHERN AIRLINES COMPANY LIMITED+                                                                      68,767
      10,705  COBHAM PLC                                                                                                    43,384
      12,240  CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                                   407,102
       2,309  DEUTSCHE LUFTHANSA AG                                                                                         67,375
         820  ELBIT SYSTEMS LIMITED+                                                                                        36,396
       3,461  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                                  102,687
     128,000  EVA AIRWAYS CORPORATION+                                                                                      47,321

146 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR (continued)
       2,753  FINMECCANICA SPA                                                                                     $        80,668
       5,427  IBERIA LINEAS AEREAS DE ESPANA SA                                                                             24,692
      20,000  JAPAN AIRLINES CORPORATION                                                                                    45,600
          63  JAZZ AIR INCOME FUND                                                                                             458
      20,321  JETBLUE AIRWAYS CORPORATION+<<                                                                               193,456
         397  KLOECKNER & COMPANY                                                                                           24,212
       1,500  KOREAN AIR LINES COMPANY LIMITED                                                                             101,513
       5,565  LAN AIRLINES SA                                                                                               89,040
      17,300  MALAYSIAN AIRLINE SYSTEM BHD+                                                                                 22,826
       6,876  MEGGITT PLC                                                                                                   44,118
      33,414  QANTAS AIRWAYS LIMITED                                                                                       152,600
      31,852  RYANAIR HOLDINGS PLC+                                                                                        231,748
      24,264  SKYWEST INCORPORATED<<                                                                                       609,754
      20,500  SOUTHWEST AIRLINES COMPANY                                                                                   309,755
      76,300  THAI AIRWAYS INTERNATIONAL PCL                                                                                97,293
         940  THALES SA                                                                                                     53,333
       4,845  TUI AG                                                                                                       125,732
       3,565  TURK HAVA YOLLARI ANONIM ORTAKLIGI                                                                            24,823
       9,725  US AIRWAYS GROUP INCORPORATED+                                                                               300,989
         444  ZODIAC SA                                                                                                     32,056

                                                                                                                         5,630,863
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 2.16%
     123,000  AAPICO HITECH PCL                                                                                             46,604
       9,796  AAR CORPORATION+                                                                                             307,594
       5,900  AISIN SEIKI COMPANY LIMITED                                                                                  222,670
      16,820  AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                       392,242
      26,317  ARVIN INDUSTRIES INCORPORATED                                                                                459,232
         149  BAYERISCHE MOTOREN WERKE AG                                                                                    7,388
      19,609  BOEING COMPANY                                                                                             1,896,190
      13,888  BOMBARDIER INCORPORATED CLASS B+                                                                              81,539
       8,000  BOSCH CORPORATION                                                                                             38,345
      11,678  BRUNSWICK CORPORATION<<                                                                                      293,702
       2,500  CAE INCORPORATED                                                                                              32,315
       7,000  CALSONIC KANSEI CORPORATION                                                                                   25,572
      30,150  CHINA MOTOR COMPANY LIMITED                                                                                   26,724
      23,520  CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED                                                                  23,768
      26,005  COATES HIRE LIMITED                                                                                          115,997
       2,000  DAIHATSU MOTOR COMPANY LIMITED                                                                                19,276
      10,080  DAIMLERCHRYSLER AG                                                                                           895,017
      11,800  DENSO CORPORATION                                                                                            413,749
     104,000  DENWAY MOTORS LIMITED                                                                                         48,681
     120,000  DONGFENG MOTOR CORPORATION+                                                                                   77,562
      94,900  DRB-HICOM BHD                                                                                                 47,159
       6,741  FIAT SPA                                                                                                     179,067
      58,600  FORD MOTOR COMPANY+<<                                                                                        457,666
       1,200  FUTABA INDUSTRIAL COMPANY LIMITED                                                                             30,313
       6,959  GENERAL DYNAMICS CORPORATION                                                                                 546,699
      10,002  GENERAL MOTORS CORPORATION                                                                                   307,461
      22,279  GENUINE PARTS COMPANY                                                                                      1,106,821
         115  GEORG FISCHER AG+                                                                                             86,852
       7,091  GKN PLC                                                                                                       52,614
      16,287  GOODRICH CORPORATION                                                                                       1,028,687
         899  GUD HOLDINGS LIMITED                                                                                           8,094
       6,883  HARLEY-DAVIDSON INCORPORATED<<                                                                               370,237

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 147


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT (continued)
       8,928  HARSCO CORPORATION                                                                                   $       496,843
      16,000  HINO MOTORS LIMITED                                                                                          114,552
      42,100  HONDA MOTOR COMPANY LIMITED                                                                                1,388,911
          25  HONDA MOTOR COMPANY LIMITED ADR                                                                                  823
      14,950  HONEYWELL INTERNATIONAL INCORPORATED                                                                         839,443
         527  HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                        156,140
       2,380  HYUNDAI MOBIS                                                                                                256,187
       5,117  HYUNDAI MOTOR COMPANY LIMITED                                                                                379,562
      36,000  ISUZU MOTORS LIMITED                                                                                         195,872
      19,784  ITT CORPORATION                                                                                            1,345,114
       2,000  JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                   29,018
       4,062  JOHNSON CONTROLS INCORPORATED                                                                                459,412
       8,500  JTEKT CORPORATION                                                                                            135,072
       2,100  KEIHIN CORPORATION                                                                                            39,356
      10,340  KIA MOTORS CORPORATION                                                                                       139,953
      27,498  KING YUAN ELECTRONICS COMPANY LIMITED                                                                         16,998
       4,000  KOITO MANUFACTURING COMPANY LIMITED                                                                           45,254
      24,596  LEAR CORPORATION+<<                                                                                          718,941
       2,307  LOCALIZA RENT A CAR                                                                                           23,164
       9,326  LOCKHEED MARTIN CORPORATION                                                                                  924,580
       1,000  MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                      88,883
      11,620  MAHINDRA & MAHINDRA LIMITED                                                                                  210,090
      20,566  MARCOPOLO SA+                                                                                                 84,067
      19,000  MAZDA MOTOR CORPORATION                                                                                       95,665
      76,000  MITSUBISHI MOTORS CORPORATION+                                                                               108,300
      24,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                            125,607
       9,603  MONACO COACH CORPORATION                                                                                     128,584
         558  MTU AERO ENGINES HOLDINGS                                                                                     35,506
       5,000  NGK SPARK PLUG COMPANY LIMITED                                                                                82,693
       6,000  NHK SPRING COMPANY LIMITED                                                                                    53,787
       1,000  NIPPON SEIKI COMPANY LIMITED                                                                                  25,304
       6,000  NISSAN SHATAI COMPANY LIMITED                                                                                 36,376
       3,300  NOK CORPORATION                                                                                               63,982
       1,010  NOKIAN RENKAAT OYJ                                                                                            35,497
       6,464  NORTHROP GRUMMAN CORPORATION                                                                                 509,622
      23,600  ORIENTAL HOLDINGS BHD                                                                                         41,451
       7,729  OSHKOSH TRUCK CORPORATION                                                                                    447,432
      28,055  PIRELLI & COMPANY SPA                                                                                         31,511
          84  PORSCHE AG                                                                                                   150,071
      12,700  PROTON HOLDINGS BHD                                                                                           18,860
       1,912  RENAULT SA                                                                                                   257,910
       2,920  SCANIA AB CLASS B                                                                                             67,730
      11,200  SEMBCORP MARINE LIMITED                                                                                       30,712
      11,000  SHINMAYWA INDUSTRIES LIMITED                                                                                  53,485
      26,839  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                    959,494
         736  STX SHIPBUILDING COMPANY LIMITED                                                                              45,809
       6,900  SUMITOMO RUBBER INDUSTRIES                                                                                    76,753
       9,916  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                             197,130
       9,800  SUZUKI MOTOR CORPORATION                                                                                     264,911
         700  TACHI-S COMPANY LIMITED                                                                                        5,550
         900  TAKATA CORPORATION                                                                                            31,013
      14,126  TATA MOTORS LIMITED<<                                                                                        239,436
       4,000  TEXTRON INCORPORATED                                                                                         233,360
      13,600  THAI STANLEY ELECTRIC PCL                                                                                     55,098
       3,848  THOR INDUSTRIES INCORPORATED<<                                                                               169,274
       2,400  TOYODA GOSEI COMPANY LIMITED                                                                                  77,520

148 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT (continued)
       5,200  TOYOTA AUTO BODY COMPANY LIMITED                                                                     $        81,510
       4,300  TOYOTA BOSHOKU CORPORATION                                                                                   131,091
       6,500  TOYOTA INDUSTRIES CORPORATION                                                                                275,628
       8,082  TRINITY INDUSTRIES INCORPORATED<<                                                                            303,641
      23,400  UMW HOLDINGS BHD                                                                                              92,892
       2,740  VALEO SA                                                                                                     132,767
      47,993  VISTEON CORPORATION+                                                                                         258,202
       1,441  VOLKSWAGEN AG                                                                                                297,591
       4,000  VOLVO AB CLASS A                                                                                              69,151
      11,580  VOLVO AB CLASS B                                                                                             200,192
       9,424  WABASH NATIONAL CORPORATION                                                                                  123,360
      12,878  WABTEC CORPORATION                                                                                           482,539
       6,000  WEICHAI POWER COMPANY LIMITED                                                                                 47,707
      14,000  XIAMEN INTERNATIONAL PORT COMPANY LIMITED CLASS H+                                                             5,009
       4,200  YAMAHA MOTOR COMPANY LIMITED                                                                                 110,631
      59,000  YANG MING MARINE TRANSPORT                                                                                    41,658
      31,461  YUE LOONG MOTOR                                                                                               34,417

                                                                                                                        25,177,491
                                                                                                                   ---------------
TRANSPORTATION SERVICES: 0.43%
      14,336  ASCIANO GROUP+                                                                                               100,320
      48,400  BANGKOK EXPRESSWAY PCL                                                                                        34,279
         394  CARGOTEC CORPORATION                                                                                          19,140
      18,743  CH ROBINSON WORLDWIDE INCORPORATED                                                                           919,157
       1,951  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                       30,670
     108,000  COMFORTDELGRO CORPORATION LIMITED                                                                            138,157
       8,011  DEUTSCHE POST AG                                                                                             232,774
      24,488  EXPEDIA INCORPORATED+<<                                                                                      730,967
      22,956  EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                           1,013,967
       4,203  FIRSTGROUP PLC                                                                                                55,210
      13,811  GRINDROD LIMITED                                                                                              47,767
         451  HANJIN TRANSPORTATION COMPANY LIMITED                                                                         25,475
       6,000  KAMIGUMI COMPANY LIMITED                                                                                      51,559
         599  KOREA EXPRESS COMPANY LIMITED+                                                                                77,245
         536  KUEHNE & NAGEL INTERNATIONAL AG                                                                               50,190
         369  NATIONAL EXPRESS GROUP PLC                                                                                     9,330
      13,570  PACER INTERNATIONAL INCORPORATED                                                                             293,383
         143  PANALPINA WELTTRANSPORT HOLDING AG                                                                            25,432
      41,000  POS MALAYSIA & SERVICES HOLDINGS BHD                                                                          35,596
       1,684  SBS TRANSIT LIMITED                                                                                            3,358
      12,000  SINGAPORE AIRLINES LIMITED                                                                                   149,572
      31,000  SINGAPORE POST LIMITED                                                                                        25,217
      62,000  SINOTRANS LIMITED                                                                                             34,031
       3,000  SMRT CORPORATION LIMITED                                                                                       3,424
         299  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                       30,508
       5,131  STAGECOACH GROUP PLC                                                                                          22,965
      14,394  SUPER GROUP LIMITED                                                                                           24,801
       4,625  THOMAS COOK GROUP PLC+                                                                                        26,670
       4,160  TNT NV                                                                                                       175,676
      20,000  TOKYU CORPORATION                                                                                            124,881
      14,336  TOLL HOLDINGS LIMITED                                                                                        159,573
       3,600  TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                      19,552
       9,122  UTI WORLDWIDE INCORPORATED                                                                                   202,965
       9,000  YAMATO HOLDINGS COMPANY LIMITED                                                                              132,058

                                                                                                                         5,025,869
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 149


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
WATER TRANSPORTATION: 0.37%
           4  A.P. MOLLER-MAERSK A/S                                                                               $        51,644
       8,800  CARNIVAL CORPORATION<<                                                                                       401,192
       1,642  CARNIVAL PLC                                                                                                  72,769
     128,650  CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                        99,156
      29,545  CIA SUDAMERICANA DE VAPORES SA+                                                                               72,826
      16,000  COSCO CORPORATION SINGAPORE LIMITED                                                                           53,006
         325  COSCO HOLDINGS+                                                                                                  759
       2,574  DS TORM AS                                                                                                   111,326
      98,000  EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                                 63,552
      15,000  EZRA HOLDINGS LIMITED                                                                                         58,058
       9,516  GENERAL MARITIME CORPORATION<<                                                                               246,084
       2,610  HANJIN SHIPPING COMPANY LIMITED                                                                              146,035
       2,670  HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                      141,425
       2,200  IINO KAIUN KAISHA LIMITED                                                                                     27,949
     134,600  INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED+                                                           93,994
      61,000  JAYA HOLDINGS LIMITED                                                                                         77,233
      13,000  KAWASAKI KISEN KAISHA LIMITED                                                                                167,959
       5,340  KIRBY CORPORATION+                                                                                           204,415
     169,800  MISC BHD                                                                                                     460,688
      27,000  MITSUI OSK LINES LIMITED                                                                                     397,806
      10,000  NEPTUNE ORIENT LINES LIMITED                                                                                  32,145
      35,000  NIPPON YUSEN KABUSHIKI KAISHA                                                                                346,101
       4,000  ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                         43,321
      29,000  PACIFIC BASIN SHIPPING LIMITED                                                                                51,844
      73,800  REGIONAL CONTAINER LINES PCL                                                                                  61,841
      17,122  ROYAL CARIBBEAN CRUISES LIMITED                                                                              651,150
      10,900  SCOMI MARINE BHD                                                                                               3,331
      20,000  SINCERE NAVIGATION CORPORATION                                                                                42,303
      74,400  THORESEN THAI AGENCIES PCL                                                                                   113,844
      22,000  U-MING TRANSPORT CORPORATION                                                                                  65,467

                                                                                                                         4,359,223
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.09%
      18,229  AIRGAS INCORPORATED                                                                                          842,544
      20,472  ALFA SA DE CV                                                                                                147,236
       1,000  ALFRESA HOLDINGS CORPORATION                                                                                  66,500
      20,423  AMERISOURCEBERGEN CORPORATION                                                                                977,241
       4,696  BROWN-FORMAN CORPORATION CLASS B                                                                             336,046
      10,503  CARDINAL HEALTH INCORPORATED                                                                                 718,195
      14,099  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                                449,476
      22,000  ESPRIT HOLDINGS LIMITED                                                                                      320,225
       5,145  HAGEMEYER NV                                                                                                  21,797
       9,583  HENRY SCHEIN INCORPORATED+                                                                                   557,635
       5,257  HERBALIFE LIMITED                                                                                            223,160
       2,500  HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                         58,511
       4,510  INCHCAPE PLC                                                                                                  42,920
     172,900  IT CITY PCL                                                                                                   33,512
      36,000  ITOCHU CORPORATION                                                                                           390,500
       8,152  JARDINE CYCLE & CARRIAGE LIMITED                                                                              83,961
       4,540  KT&G CORPORATION                                                                                             345,472
       1,880  LG CHEM LIMITED                                                                                              195,754
      42,000  LI & FUNG LIMITED                                                                                            155,662
       7,942  MCKESSON CORPORATION                                                                                         454,362
       3,448  MEDA AB CLASS A                                                                                               50,986
       7,581  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                         647,796

150 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
       4,900  MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                              $        75,326
         968  METRO INCORPORATED CLASS A                                                                                    32,028
      19,581  NU SKIN ENTERPRISES INCORPORATED                                                                             304,680
      12,509  PERFORMANCE FOOD GROUP COMPANY+<<                                                                            355,756
       1,000  SANKYO COMPANY LIMITED                                                                                        41,282
       4,000  SATORI ELECTRIC COMPANY LIMITED                                                                               51,749
       8,806  SIEMENS AG                                                                                                 1,105,908
      32,157  SMURFIT-STONE CONTAINER CORPORATION+<<                                                                       339,578
      19,900  SOJITZ CORPORATION                                                                                            83,182
      27,422  SUPERVALU INCORPORATED                                                                                     1,155,837
      17,048  SYSCO CORPORATION                                                                                            569,062
       9,180  TRACTOR SUPPLY COMPANY+<<                                                                                    442,109
     148,400  UNI-PRESIDENT ENTERPRISES CORPORATION                                                                        172,009
      10,086  UNITED NATURAL FOODS INCORPORATED+<<                                                                         270,708
       7,292  UNITED STATIONERS INCORPORATED+                                                                              430,374
       6,622  WOLSELEY PLC                                                                                                 138,857

                                                                                                                        12,687,936
                                                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.89%
       1,800  ABC-MART INCORPORATED                                                                                         41,118
       3,334  ALESCO CORPORATION LIMITED                                                                                    37,361
       5,200  CANON MARKETING JAPAN INCORPORATED                                                                           101,494
         808  CELESIO AG                                                                                                    50,577
      70,000  CMC MAGNETICS CORPORATION+                                                                                    30,864
       1,706  CORPORATE EXPRESS                                                                                             19,150
      12,865  CYTYC CORPORATION+                                                                                           549,850
       3,960  DAEWOO INTERNATIONAL CORPORATION                                                                             167,550
     248,180  DIGITAL CHINA HOLDINGS LIMITED                                                                               120,945
      15,676  DYNO NOBEL LIMITED                                                                                            32,075
       1,800  FINNING INTERNATIONAL INCORPORATED                                                                            52,585
       3,100  FUJI ELECTRONICS COMPANY LIMITED                                                                              41,123
       4,800  HAKUTO COMPANY LIMITED                                                                                        70,141
      12,000  HANWA COMPANY LIMITED                                                                                         57,622
       2,640  HANWHA CORPORATION                                                                                           169,941
      40,665  IKON OFFICE SOLUTIONS INCORPORATED                                                                           570,937
       2,200  INABA DENKI SANGYO COMPANY LIMITED                                                                            79,610
      18,796  INGRAM MICRO INCORPORATED+                                                                                   369,153
      18,434  INSIGHT ENTERPRISES INCORPORATED+                                                                            437,254
       9,000  JFE SHOJI HOLDINGS INCORPORATED                                                                               58,451
       3,800  KAGA ELECTRONICS COMPANY LIMITED                                                                              65,374
       8,393  KAMAN CORPORATION                                                                                            276,214
       3,500  KATO SANGYO COMPANY LIMITED                                                                                   43,195
       3,100  KURODA ELECTRIC COMPANY LIMITED                                                                               47,896
          30  KYOCERA CORPORATION                                                                                            2,752
       1,600  LG INTERNATIONAL CORPORATION                                                                                  53,032
       1,300  MACNICA INCORPORATED                                                                                          32,334
       4,593  MARTIN MARIETTA MATERIALS INCORPORATED                                                                       620,055
      16,866  METCASH LIMITED                                                                                               65,707
          33  MITSUBISHI CORPORATION                                                                                         1,856
      34,000  MITSUI & COMPANY LIMITED                                                                                     707,660
         263  MITSUI & COMPANY LIMITED ADR                                                                                 110,360
       6,000  NAGASE & COMPANY LIMITED                                                                                      72,960
       3,000  NIDEC CORPORATION                                                                                            210,381
      13,765  PATTERSON COMPANIES INCORPORATED+                                                                            506,277
      14,398  PEP BOYS-MANNY, MOE & JACK<<                                                                                 235,983

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 151


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
      13,166  POOL CORPORATION<<                                                                                   $       429,870
       8,092  PREMIER FOODS PLC                                                                                             39,320
      17,640  PSS WORLD MEDICAL INCORPORATED+<<                                                                            336,571
       7,848  RELIANCE STEEL & ALUMINUM COMPANY                                                                            415,709
       9,058  RYERSON INCORPORATED                                                                                         301,994
       3,400  RYOSHOKU LIMITED                                                                                              78,547
       9,300  RYOYO ELECTRO CORPORATION                                                                                    122,886
       5,427  SAMSUNG CORPORATION                                                                                          369,589
         988  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED<<                                                                 7,799
      71,468  SYCAMORE NETWORKS INCORPORATED+                                                                              282,299
      20,904  TECH DATA CORPORATION+                                                                                       815,047
       2,600  TOMEN ELECTRONICS CORPORATION                                                                                 36,713
       3,700  TOYO CORPORATION                                                                                              54,930
         274  TRYGVESTA A/S                                                                                                 21,747
       2,100  VALOR COMPANY LIMITED                                                                                         24,430
       4,967  WESCO INTERNATIONAL INCORPORATED+                                                                            236,380
       8,180  WW GRAINGER INCORPORATED                                                                                     749,370

                                                                                                                        10,433,038
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $1,038,554,711)                                                                            1,158,826,907
                                                                                                                   ---------------
RIGHTS: 0.04%
      14,185  AEGON NV RIGHTS+(a)                                                                                                0
      42,067  BANCO DE CHILE RIGHTS+(a)                                                                                         14
       4,680  EFG EUROBANK RIGHTS+(a)                                                                                        5,037
       1,587  KKR FINANCIAL HOLDINGS RIGHTS+(a)                                                                              1,539
       9,826  OTP BANK RIGHTS                                                                                              493,823
      11,780  ROYAL DUTCH SHELL RIGHTS+(a)                                                                                       0
         554  S.A.C.I. FALABELLA RIGHTS+                                                                                       159
       8,000  SHANGRI-LA LIMITED RIGHTS+(a)                                                                                    292

TOTAL RIGHTS (COST $511,653)                                                                                               500,864
                                                                                                                   ---------------

                                                                                                 EXPIRATION DATE
WARRANTS: 0.00%
       6,000  CHINA OVERSEAS LAND & INVESTMENTS WARRANTS+                                           08/28/2008               3,740
     123,533  ERAWAN WARRANTS+                                                                      12/17/2007               3,600
     203,875  MATAHARI PUTRA WARRANTS+                                                              07/12/2010               1,737

TOTAL WARRANTS (COST $0)                                                                                                     9,077
                                                                                                                   ---------------
PREFERRED STOCKS: 0.49%
      23,200  ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                        146,508
      37,616  BANCO BRADESCO SA                                                                                            937,524
      16,595  BANCO ITAU HOLDING FINANCEIRA SA                                                                             728,674
      36,115  COMPANHIA VALE DO RIO DOCE CLASS A                                                                         1,502,031
         420  ITO EN LIMITED NPV PREFERRED SHARES CLASS 1                                                                    7,485
       3,283  METALURGICA GERDAU SA                                                                                        101,719
      58,152  PETROLEO BRASILEIRO SA                                                                                     1,553,091
       2,151  RANDON PARTICIPACOES SA                                                                                       18,004
         169  RWE AG PREFERRED                                                                                              17,207
      12,177  TELE NORTE LESTE PARTICIPACOES SA                                                                            268,738
       2,565  UNIPOL PREFERRED                                                                                               8,150
       4,179  USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                                               248,440
       1,009  VOLKSWAGEN AG PREFERRED                                                                                      126,184

TOTAL PREFERRED STOCKS (COST $4,262,670)                                                                                 5,663,755
                                                                                                                   ---------------

152 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COLLATERAL FOR SECURITIES LENDING: 17.65%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.47%
      3,074,314   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                            $     3,074,314
      2,364,838   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         2,364,838

                                                                                                                          5,439,152
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.18%
$     2,064,182   AMSTERDAM FUNDING CORPORATION                                        6.16%          09/18/2007          2,059,971
      1,105,348   ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.30           09/13/2007          1,103,900
        307,431   ATLAS CAPITAL FUNDING CORPORATION++                                  5.37           09/12/2007            307,072
      1,097,969   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.10           10/25/2007          1,098,013
      1,317,563   ATOMIUM FUNDING CORPORATION++                                        5.89           09/19/2007          1,314,678
      1,097,969   BANCO SANTANDER TOTTA LN+/-++                                        5.60           10/15/2008          1,097,552
      1,097,969   BANK OF IRELAND SERIES EXTC+/-++                                     5.35           10/14/2008          1,097,629
      7,246,597   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                  (MATURITY VALUE $7,251,106)                                          5.60           09/04/2007          7,246,597
      2,195,938   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,197,292)          5.55           09/04/2007          2,195,938
        878,375   BNP PARIBAS+/-                                                       5.33           05/07/2008            877,190
      3,513,501   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $3,515,679)                                          5.58           09/04/2007          3,513,501
        597,837   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $598,205)                                            5.54           09/04/2007            597,837
        400,276   BRYANT PARK FUNDING LLC++                                            6.12           09/19/2007            399,399
      1,361,482   BUCKINGHAM III CDO LLC                                               5.34           09/17/2007          1,358,895
      1,537,157   CEDAR SPRINGS CAPITAL COMPANY                                        5.37           09/07/2007          1,536,481
      1,046,892   CEDAR SPRINGS CAPITAL COMPANY                                        5.80           09/05/2007          1,046,735
      2,854,720   CHEYNE FINANCE LLC+/-++                                              5.05           02/25/2008          2,712,098
      2,195,938   CHEYNE FINANCE LLC+/-++                                              5.42           05/19/2008          2,195,938
        439,188   CIT GROUP INCORPORATED+/-                                            5.43           12/19/2007            434,278
        469,272   CIT GROUP INCORPORATED+/-                                            5.59           09/20/2007            468,376
        484,204   CIT GROUP INCORPORATED+/-                                            5.73           11/23/2007            479,982
      8,799,546   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $8,805,002)                                          5.58           09/04/2007          8,799,546
        878,375   CLIPPER RECEIVABLES CORPORATION                                      6.15           09/19/2007            876,452
        219,594   COMERICA BANK+/-                                                     5.33           02/08/2008            218,786
     11,235,748   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $11,242,739)                          5.60           09/04/2007         11,235,748
        439,188   CULLINAN FINANCE CORPORATION                                         5.31           09/04/2007            439,188
      1,097,969   CULLINAN FINANCE CORPORATION+/-++                                    5.32           02/12/2008          1,097,870
      3,293,908   CULLINAN FINANCE CORPORATION+/-++                                    5.45           08/04/2008          3,292,886
      2,635,126   CULLINAN FINANCE CORPORATION+/-++                                    5.49           02/25/2008          2,635,126
      1,756,751   DEER VALLEY FUNDING LLC++                                            5.39           09/12/2007          1,754,695
        483,106   DEER VALLEY FUNDING LLC                                              5.39           09/13/2007            482,474
      2,635,126   DEER VALLEY FUNDING LLC++                                            5.89           09/14/2007          2,631,279
      3,074,314   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $3,076,220)                                          5.58           09/04/2007          3,074,314
      3,074,314   EBBETS FUNDING LLC++                                                 6.18           09/06/2007          3,073,422
      2,327,695   FALCON ASSET SECURITIZATION CORPORATION++                            5.30           09/14/2007          2,324,296
      1,097,969   FALCON ASSET SECURITIZATION CORPORATION                              5.37           11/06/2007          1,087,901
      4,391,877   FIVE FINANCE INCORPORATED+/-++                                       5.30           07/09/2008          4,390,559
      1,620,603   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40           10/31/2007          1,607,152
        592,903   GEMINI SECURITIZATION CORPORATION++                                  6.17           09/17/2007            591,777
      2,195,938   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED (MATURITY VALUE $2,197,243)                    5.35           09/04/2007          2,195,938
      1,097,969   HARRIER FINANCE FUNDING LLC+/-++                                     5.31           01/11/2008          1,097,826
        439,188   HARRIER FINANCE FUNDING LLC+/-                                       5.52           04/25/2008            439,188
      1,756,751   HARRIER FINANCE FUNDING LLC                                          6.12           09/05/2007          1,756,487

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 153


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,195,938   HUDSON-THAMES LLC+/-++                                               5.33%          06/16/2008    $     2,195,785
      2,854,720   ING USA ANNUITY & LIFE INSURANCE+/-                                  5.66           08/16/2008          2,854,720
      1,097,969   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.51           09/24/2008          1,097,892
        439,188   K2 (USA) LLC+/-++                                                    5.33           09/28/2007            439,179
      3,469,583   K2 (USA) LLC                                                         6.14           10/05/2007          3,453,935
      2,525,329   KESTREL FUNDING US LLC+/-++                                          5.48           02/25/2008          2,525,228
        439,188   KESTREL FUNDING US LLC+/-                                            5.52           04/25/2008            439,188
        658,782   KESTREL FUNDING US LLC                                               5.91           10/09/2007            655,428
      2,766,882   LEXINGTON PARKER CAPITAL CORPORATION                                 5.39           09/10/2007          2,764,475
      2,195,938   LEXINGTON PARKER CAPITAL CORPORATION                                 5.78           09/13/2007          2,193,062
      1,097,969   LIBERTY STREET FUNDING CORPORATION                                   5.36           09/20/2007          1,095,411
      1,317,563   LIBERTY STREET FUNDING CORPORATION                                   6.09           09/18/2007          1,314,875
        878,375   LIBERTY STREET FUNDING CORPORATION                                   6.25           09/27/2007            875,433
      2,195,938   LINKS FINANCE LLC+/-++                                               5.45           08/15/2008          2,195,192
      3,249,989   LIQUID FUNDING LIMITED+/-++                                          5.33           06/11/2008          3,249,534
      2,942,557   LIQUID FUNDING LIMITED+/-++                                          5.34           11/13/2007          2,942,557
     13,175,630   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT
                  -102% COLLATERALIZED (MATURITY VALUE $13,183,609)                    5.45           09/04/2007         13,175,630
        926,686   METLIFE GLOBAL FUNDING I+/-++                                        5.43           10/05/2007            926,380
     14,140,836   MORGAN STANLEY REPURCHASE AGREEMENT -102% COLLATERALIZED
                  (MATURITY VALUE $14,149,603)                                         5.58           09/04/2007         14,140,836
        203,124   MORGAN STANLEY SERIES EXL+/-                                         5.69           09/15/2008            202,791
        175,675   NATIONAL CITY BANK+/-                                                5.17           09/04/2007            175,675
      2,749,359   NEWPORT FUNDING CORPORATION++                                        5.28           09/04/2007          2,749,359
      3,864,852   NORTH SEA FUNDING LLC++                                              5.40           09/04/2007          3,864,852
      1,054,050   NORTH SEA FUNDING LLC++                                              5.40           09/10/2007          1,053,133
      2,195,938   NORTHERN ROCK PLCSS.+/-++                                            5.35           10/03/2008          2,196,575
        660,011   PARK AVENUE RECEIVABLES CORPORATION                                  6.06           09/11/2007            659,338
        878,375   PERRY GLOBAL FUNDING LLC SERIES A                                    6.21           09/11/2007            877,479
      1,251,685   PREMIUM ASSET TRUST+/-++                                             5.48           12/21/2007          1,251,647
      1,097,969   PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.64           12/16/2007          1,097,969
        834,457   PYXIS MASTER TRUST 2007-3+/-++                                       5.51           11/27/2007            834,457
        177,651   RACERS TRUST SERIES 2004-6-MM+/-++                                   5.55           02/22/2008            177,691
      2,851,250   REGENCY MARKETS #1 LLC                                               5.89           09/17/2007          2,845,833
      1,581,076   SEDNA FINANCE INCORPORATED+/-++                                      5.32           04/10/2008          1,580,997
      2,195,938   SEDNA FINANCE INCORPORATED                                           5.35           09/11/2007          2,193,699
      2,854,720   SEDNA FINANCE INCORPORATED                                           5.40           10/09/2007          2,840,189
      1,097,969   SHEFFIELD RECEIVABLES CORPORATION++                                  6.02           09/20/2007          1,095,411
      1,119,929   SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.68           04/11/2008          1,119,929
      1,097,969   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.31           02/04/2008          1,094,631
        856,416   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.48           02/29/2008            856,335
        878,375   SLM CORPORATION+/-++                                                 5.54           05/12/2008            865,209
      1,361,482   STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36           04/03/2008          1,361,781
      2,195,938   STANFIELD VICTORIA FUNDING LLC+/-++                                  5.57           02/15/2008          2,196,487
      1,097,969   SURREY FUNDING CORPORATION                                           5.83           09/06/2007          1,097,651
        351,350   SURREY FUNDING CORPORATION++                                         6.46           09/12/2007            350,939
      2,195,938   TANGO FINANCE CORPORATION                                            5.40           10/04/2007          2,186,342
      1,416,556   TASMAN FUNDING INCORPORATED++                                        5.29           09/28/2007          1,411,598
      1,097,969   TEMPUS FUNDING LLC                                                   5.44           09/21/2007          1,095,246
        658,782   TEMPUS FUNDING LLC++                                                 6.19           09/27/2007            656,575
        439,188   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 6.09           09/20/2007            438,164
        439,188   THREE RIVERS FUNDING CORPORATION                                     5.81           09/13/2007            438,612
        878,375   THUNDER BAY FUNDING INCORPORATED                                     6.05           09/25/2007            875,688
        253,894   TRAVELERS INSURANCE COMPANY+/-                                       5.40           02/08/2008            253,889
      1,097,969   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                   5.35           08/09/2008          1,098,244
      1,097,969   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIBSS.+++/-                5.63           12/09/2008          1,098,167

154 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       592,903   VERSAILLES CDS LLC                                                   5.31%          09/07/2007    $       592,642
      1,097,969   VERSAILLES CDS LLC++                                                 5.40           09/24/2007          1,094,763
        878,375   VETRA FINANCE INCORPORATED++                                         5.29           09/28/2007            875,301
      1,888,507   VICTORIA FINANCE LLC+/-++                                            5.45           07/28/2008          1,888,224
      1,097,969   VICTORIA FINANCE LLC+/-++                                            5.47           08/07/2008          1,097,969
      2,195,938   WHITE PINE FINANCE LLC+/-++                                          5.46           02/22/2008          2,196,334
      1,054,050   YORKTOWN CAPITAL LLC++                                               6.06           09/12/2007          1,052,817
        878,375   ZELA FINANCE CORPORATION                                             5.34           10/26/2007            871,724

                                                                                                                        200,642,066
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $206,081,218)                                                           206,081,218
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 0.73%
      8,566,118   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            8,566,118
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,566,118)                                                                            8,566,118
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,257,976,370)*                                                   118.14%                                    $ 1,379,647,939

OTHER ASSETS AND LIABILITIES, NET                                        (18.14)                                       (211,883,948)
                                                                         ------                                     ---------------

TOTAL NET ASSETS                                                         100.00%                                    $ 1,167,763,991
                                                                         ------                                     ---------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

ss. These securities are subject to a demand feature which reduces the effective maturity.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+++   Short-term security of an affiliate of the fund with a cost of $8,566,118.

##    Long-term security of an affiliate of the fund with a cost of $2,240,012.

** Securities purchased with cash collateral from securities out-on-loan. The fund has also received non-cash collateral in the amount of $2,159,513. The total collateral received represents 102.18% of the value of the portfolio securities loaned.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 155


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.87%
   1,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A+++/-                                  5.43%        04/11/2008    $     1,000,000

TOTAL ASSET BACKED SECURITIES (COST $1,000,000)                                                                          1,000,000
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.80%
     921,838  PARAGON MORTGAGES PLC+++/-SS.                                             5.60         11/15/2038            921,838

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $921,838)                                                                  921,838
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 1.02%

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.40%
     460,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008            461,009
                                                                                                                   ---------------
SPECIAL PURPOSE ENTITY: 0.62%
     710,000  CENTRAL OHIO MEDICAL TEXTILE+/-SS.                                        5.68         03/01/2023            710,000
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $1,171,009)                                                                          1,171,009
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 0.43%

TEXAS: 0.43%
     300,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
              AMBAC INSURED)+/-SS.                                                      5.50         12/01/2046            300,000
     200,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
              BANK OF AMERICA NA LOC)+/-SS.                                             5.50         06/01/2045            199,998
                                                                                                                           499,998
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $499,998)                                                                              499,998
                                                                                                                   ---------------
COMMERCIAL PAPER: 49.72%
   1,401,000  AMSTEL FUNDING CORPORATION++^                                             5.29         09/17/2007          1,398,324
   1,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              5.75         09/04/2007          1,000,000
   1,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              6.10         09/05/2007            999,831
   1,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.21         01/03/2008            982,489
     500,000  ATOMIUM FUNDING LLC++^                                                    5.31         10/26/2007            496,165
     700,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      5.48         10/19/2007            700,000
   1,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.27         09/18/2007            997,951
   1,000,000  CHICAGO (CITY OF)                                                         5.33         10/15/2007          1,000,000
   1,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.80         09/04/2007          1,000,000
   1,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        6.30         09/07/2007            999,475
   1,000,000  COBBLER FUNDING LLC++^                                                    5.26         09/04/2007          1,000,000
   1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                                      5.60         11/14/2007            988,956
   3,000,000  CORPORATE ASSET SECURITIZATION LIMITED++^                                 6.25         09/04/2007          3,000,000
   1,000,000  CROWN POINT CAPITAL COMPANY++^                                            5.31         09/04/2007          1,000,000
     500,000  CROWN POINT CAPITAL COMPANY+/-                                            5.31         12/14/2007            499,959
   1,000,000  DEER VALLEY FUNDING LLC++^                                                5.27         10/05/2007            995,462
   2,000,000  DORADA FINANCE INCORPORATED++^                                            5.91         11/28/2007          1,972,092
   1,000,000  EBBETS FUNDING LLC++^                                                     6.50         09/04/2007          1,000,000
   1,000,000  ERASMUS CAPITAL CORPORATION++^                                            6.50         09/04/2007          1,000,000
   1,000,000  EUREKA SECURITIZATION++^                                                  5.75         09/13/2007            998,563
   1,000,000  FALCON ASSET SECURITY COMPANY LLC++^                                      6.00         10/01/2007            995,500
   1,100,000  FCAR OWNER TRUST I^                                                       5.26         10/26/2007          1,091,642
   1,000,000  FIVE FINANCE INCORPORATED++^                                              5.23         11/26/2007            987,942
   1,000,000  FIVE FINANCE INCORPORATED++^                                              5.27         10/31/2007            991,656
   1,000,000  GALLEON CAPITAL LLC++^                                                    6.30         09/07/2007            999,475
     500,000  GEMINI SECURITIZATION LLC++^                                              5.32         11/05/2007            495,419
   1,000,000  GOVCO LLC++^                                                              5.21         12/31/2007            982,923

156 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$    700,000  GOVCO LLC++^                                                              6.00%        10/18/2007    $       694,867
   1,000,000  GRAMPIAN FUNDING LLC++^                                                   5.28         10/25/2007            992,520
   1,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.22         01/29/2008            978,685
     500,000  HBOS TSY SERVICE SYDNEY^                                                  5.25         10/16/2007            496,940
   1,000,000  HUDSON-THAMES LLC++^                                                      5.21         10/09/2007            994,935
   1,000,000  KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++^                             5.17         11/19/2007            989,086
   1,000,000  LA FAYETTE ASSET SECURITY++^                                              5.40         09/10/2007            999,100
   1,000,000  LEGACY CAPITAL LLC++^                                                     5.30         11/07/2007            990,578
   1,000,000  LIBERTY STREET FUNDING LLC++^                                             6.00         09/04/2007          1,000,000
   1,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                                5.28         09/27/2007            996,627
   1,100,000  NORTH SEA FUNDING LLC++^                                                  5.30         09/04/2007          1,100,000
     596,000  PARK AVENUE RECEIVABLES++^                                                5.34         09/04/2007            596,000
   1,000,000  PICAROS FUNDING LLC++^                                                    5.21         01/09/2008            981,620
   1,000,000  PRUDENTIAL PLC++^                                                         5.28         11/02/2007            991,347
   1,000,000  SAINT GERMAIN HOLDINGS INCORPORATED++^                                    5.35         11/06/2007            990,638
   1,000,000  SHEFFIELD RECEIVABLES++^                                                  5.75         09/12/2007            998,722
   1,000,000  SHEFFIELD RECEIVABLES++^                                                  6.15         09/05/2007            999,829
   1,000,000  SHEFFIELD RECEIVABLES++^                                                  6.50         09/05/2007            999,819
   1,000,000  SOLITAIRE FUNDING LLC++^                                                  5.28         11/01/2007            991,493
   1,000,000  STANFIELD VICTORIA FUNDING LLC+++/-                                       5.47         01/17/2008            999,927
   1,000,000  SURREY FUNDING CORPORATION++^                                             6.50         09/05/2007            999,819
   1,000,000  TANGO FINANCE CORPORATION++^                                              5.27         10/18/2007            993,559
   1,000,000  TASMAN FUNDING INCORPORATED++^                                            5.35         11/05/2007            990,786
   1,000,000  TEMPUS FUNDING LLC++^                                                     5.28         09/24/2007            997,067
   2,000,000  UBS FINANCE DELAWARE LLC^                                                 5.25         10/12/2007          1,988,917
   1,000,000  VERSAILLES CDS LLC++^                                                     5.26         10/10/2007            994,740
   1,000,000  WESTPAC SECURITIES NZ LIMITED++^                                          5.25         10/19/2007            993,438
   1,000,000  WHISTLEJACKET CAPITAL LLC++^                                              5.31         09/24/2007            997,050
   1,000,000  ZELA FINANCE INCORPORATED++^                                              5.27         10/03/2007            995,755

TOTAL COMMERCIAL PAPER (COST $57,307,688)                                                                               57,307,688
                                                                                                                   ---------------
EXTENDABLE BONDS: 9.67%
   1,000,000  ALLIANCE & LEICESTER PLC                                                  5.44         01/14/2008          1,000,299
     800,000  ALLIED IRISH BANKS PLC+++/-                                               5.52         09/18/2008            800,000
     700,000  BASF FINANCE EUROPE NV+++/-                                               5.35         09/19/2008            700,000
     700,000  BES FINANCE LIMITED+++/-                                                  5.37         08/29/2008            700,000
   1,000,000  BNP PARIBAS SA+/-                                                         5.33         06/16/2008          1,000,000
     750,000  CAISSE NATIONALE CDEE+++/-                                                5.35         09/09/2008            750,000
   1,500,000  FLORIDA HURRICANE CATASTROPHE+/-                                          5.63         09/12/2008          1,500,000
   1,000,000  INTESA BANK (IRELAND) PLC+++/-                                            5.52         09/24/2008          1,000,000
   1,000,000  IRISH LIFE & PERMANENT+++/-                                               5.52         09/19/2008          1,000,000
     700,000  LEHMAN BROTHERS HOLDINGS+/-                                               5.54         09/27/2008            700,000
   1,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.51         08/22/2008          1,000,000
   1,000,000  TOTTA IRELAND PLC+++/-                                                    5.33         09/05/2008          1,000,000

TOTAL EXTENDABLE BONDS (COST $11,150,299)                                                                               11,150,299
                                                                                                                   ---------------
MEDIUM TERM NOTES: 8.68%
   1,500,000  ALLSTATE LIFE GLOBAL FUNDING TRUST+/-                                     5.60         11/14/2007          1,500,133
   1,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      5.61         07/11/2008          1,000,000
     250,000  ING SECURITY LIFE INSURANCE FUND+++/-                                     5.44         01/14/2008            250,070
   1,000,000  K2 (USA) LLC+++/-                                                         5.36         08/11/2008            999,814
     500,000  KESTREL FUNDING US LLC+++/-                                               5.33         09/21/2007            499,995
     750,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.32         01/04/2008            749,951
     500,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.32         04/02/2008            499,916
     350,000  MONUMENT GLOBAL FUNDING II+++/-                                           5.34         12/20/2007            350,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 157


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
$  1,000,000  MORGAN STANLEY+/-                                                         5.39%        04/25/2008    $     1,000,340
     500,000  NATIONWIDE BUILDING SOCIETY+++/-                                          5.46         02/01/2008            500,261
     500,000  PARCS MASTER TRUST+++/-                                                   5.36         09/20/2007            500,000
     600,000  SEDNA FINANCE INCORPORATED+++/-                                           5.32         03/25/2008            599,951
     900,000  SEDNA FINANCE INCORPORATED++                                              5.35         05/29/2008            900,000
     300,000  VETRA FINANCE INCORPORATED+++/-                                           5.33         12/06/2007            299,992
     350,000  ZELA FINANCE INCORPORATED+++/-                                            5.33         12/07/2007            349,991

TOTAL MEDIUM TERM NOTES (COST $10,000,414)                                                                              10,000,414
                                                                                                                   ---------------
SECURED MASTER NOTE AGREEMENT: 3.21%
   1,200,000  BANK OF AMERICA SECURITIES+++/-SS.(e)                                     5.44                             1,200,000
   2,500,000  CITIGROUP GLOBAL+++/-SS.(e)                                               5.45                             2,500,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $3,700,000)                                                                    3,700,000
                                                                                                                   ---------------
TIME DEPOSITS: 5.21%
   3,000,000  CITIBANK NA NASSAU                                                        5.00         09/04/2007          3,000,000
   1,000,000  DEXIA BANK SA (BRUSSELS)                                                  5.38         09/04/2007          1,000,000
   1,000,000  FORTIS BANK (GRAND CAYMAN)                                                5.40         09/04/2007          1,000,000
   1,000,000  ROYAL BANK OF SCOTLAND PLC                                                5.13         09/04/2007          1,000,000

TOTAL TIME DEPOSITS (COST $6,000,000)                                                                                    6,000,000
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT: 5.20%
     500,000  ABN-AMRO BANK LONDON                                                      5.32         10/16/2007            500,000
     500,000  BANK OF IRELAND                                                           5.32         10/12/2007            500,000
   1,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007          1,000,000
     500,000  BARCLAYS BANK PLC (NEW YORK)                                              5.32         10/16/2007            500,000
     750,000  NATIXIS+/-                                                                5.40         03/06/2008            750,000
     750,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      5.27         07/03/2008            749,258
   1,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      5.27         04/03/2008            999,856
   1,000,000  UNICREDITO ITALIANO BANK (NEW YORK)+/-                                    5.31         05/02/2008          1,000,056

TOTAL CERTIFICATES OF DEPOSIT (COST $5,999,170)                                                                          5,999,170
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 14.94%
   3,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $3,000,018)                                               5.38         09/04/2007          3,000,000
   3,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,000,018)                                    5.40         09/04/2007          3,000,000
   3,218,018  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,218,037)                                    5.40         09/04/2007          3,218,018
   3,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,000,018)                                    5.45         09/04/2007          3,000,000
   1,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $1,000,006)                                    5.46         09/04/2007          1,000,000
   2,000,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $2,000,012)                                    5.46         09/04/2007          2,000,000
   2,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $2,000,012)                                    5.46         09/04/2007          2,000,000

TOTAL REPURCHASE AGREEMENTS (COST $17,218,018)                                                                          17,218,018
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $114,968,434)*                                               99.75%                                          $   114,968,434

OTHER ASSETS AND LIABILITIES, NET                                   0.25                                                   286,305
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   115,254,739
                                                                  ------                                           ---------------

158 Wells Fargo Advantage Master Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

^     Zero coupon bond. Interest rate presented is yield to maturity.

SS. These securities are subject to a demand feature which reduces the effective maturity.

(e)   The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--August 31, 2007 (Unaudited)

                                   Wells Fargo Advantage   Master Portfolios 159


                                                                    Diversified Fixed   Diversified Stock    Money Market
                                                                     Income Portfolio       Portfolio          Portfolio
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ............................   $     623,372,049   $   1,162,574,932   $   97,750,416
      Collateral for securities loaned (Note 2) .................         183,179,717         206,081,218                0
      Investments in affiliates .................................          19,620,871          10,991,789                0
      Repurchase Agreements .....................................                   0                   0       17,218,018
                                                                    ------------------------------------------------------
   Total investments at market value (see cost below) ...........         826,172,637       1,379,647,939      114,968,434
                                                                    ------------------------------------------------------
   Cash .........................................................                   0           1,064,700           50,000
   Foreign currency, at value ...................................           1,394,482           4,237,687                0
   Receivable for investments sold ..............................           6,669,483             200,576                0
   Receivables for dividends and interest .......................           7,379,966           2,032,614          252,184
   Prepaid expenses and other assets ............................                   0              47,950                0
                                                                    ------------------------------------------------------
Total assets ....................................................         841,616,568       1,387,231,466      115,270,618
                                                                    ------------------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ......                   0             668,551                0
   Foreign taxes payable ........................................                   0             111,497                0
   Payable for investments purchased ............................          22,245,173          12,165,258                0
   Payable to investment advisor and affiliates (Note 3) ........             197,954             440,471           12,694
   Unrealized depreciation on forward foreign currency
      contracts .................................................                   0                 480                0
   Payable for securities loaned (Note 2) .......................         183,179,717         206,081,218                0
   Accrued expenses and other liabilities .......................               2,865                   0            3,185
                                                                    ------------------------------------------------------
Total liabilities ...............................................         205,625,709         219,467,475           15,879
                                                                    ------------------------------------------------------
TOTAL NET ASSETS ................................................   $     635,990,859   $   1,167,763,991   $  115,254,739
                                                                    ======================================================

Investments at cost .............................................   $     817,957,612   $   1,257,976,370   $  114,968,434
                                                                    ------------------------------------------------------
Foreign currencies at cost ......................................   $       1,396,509   $       4,268,507   $            0
                                                                    ------------------------------------------------------
Securities on loan, at market value (Note 2) ....................   $     180,174,968   $     203,799,509   $            0
                                                                    ------------------------------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

160 Wells Fargo Advantage Master Portfolios

  Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)


                                                                       Diversified Fixed   Diversified Stock   Money Market
                                                                        Income Portfolio       Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .....................................................   $               0   $      11,702,004   $          0
   Interest 1 ......................................................          13,443,716                   0      3,513,994
   Income from affiliated securities ...............................           1,014,884             318,836              0
   Securities lending income, net ..................................              88,628             191,332              0
                                                                       ----------------------------------------------------
Total investment income ............................................          14,547,228          12,212,172      3,513,994
                                                                       ----------------------------------------------------
EXPENSES
   Advisory fees ...................................................             892,774           1,914,942         65,175
   Custody fees ....................................................             119,037             385,527         13,035
   Accounting fees .................................................              17,931              17,931         10,246
   Professional fees ...............................................              14,502              16,675          9,185
   Shareholder reports .............................................               1,768               2,562          2,001
   Trustees' fees ..................................................               4,478               4,478          4,478
   Other fees and expenses .........................................               2,479              10,799          1,076
                                                                       ----------------------------------------------------
Total expenses .....................................................           1,052,969           2,352,914        105,196
                                                                       ----------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ....................                   0                (350)        (1,737)
   Net expenses ....................................................           1,052,969           2,352,564        103,459
                                                                       ----------------------------------------------------
Net investment income (loss) .......................................          13,494,259           9,859,608      3,410,535
                                                                       ----------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
   translation .....................................................             (26,198)         36,857,454         (1,351)
   Futures transactions ............................................                   0             191,834              0
                                                                       ----------------------------------------------------
Net realized gain and loss from investments ........................             (26,198)         37,049,288         (1,351)
                                                                       ----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
   translation .....................................................          (2,894,015)          4,929,325              0
   Forward foreign currency contracts ..............................                   0                (175)             0
   Futures transactions ............................................                   0            (136,284)             0
                                                                       ----------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments .....................................................          (2,894,015)          4,792,866              0
                                                                       ----------------------------------------------------
Net realized and unrealized gain (loss) on investments .............          (2,920,213)         41,842,154         (1,351)
                                                                       ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....   $      10,574,046   $      51,701,762   $  3,409,184
                                                                       ====================================================

1 Net of foreign withholding taxes of ..............................   $          99,049   $         736,536   $          0

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

162 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                               DIVERSIFIED FIXED INCOME PORTFOLIO 1
                                                                                               ------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007      Period Ended
                                                                                                  (Unaudited)     February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................   $    511,061,689   $               0

OPERATIONS
   Net investment income (loss) ............................................................         13,494,259          12,696,955
   Net realized gain (loss) on investments .................................................            (26,198)         (9,320,024)
   Net change in unrealized appreciation (depreciation) of investments .....................         (2,894,015)         11,142,371
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ............................         10,574,046          14,519,302
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...........................................................................        206,972,654         604,657,020
   Withdrawals .............................................................................        (92,617,530)       (108,114,633)
Net increase (decrease) from transactions in investors' beneficial interests ...............        114,355,124         496,542,387
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        124,929,170         511,061,689
                                                                                               ====================================
ENDING NET ASSETS ..........................................................................   $    635,990,859   $     511,061,689
                                                                                               ====================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $     26,191,214   $      12,696,955
                                                                                               ====================================

--------------------------------------------------------------------------------
1     This Portfolio commenced operations on June 26, 2006.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 163


                                                              DIVERSIFIED STOCK PORTFOLIO 1          MONEY MARKET PORTFOLIO 1
                                                           -----------------------------------  -----------------------------------
                                                                For the                             For the
                                                           Six Months Ended       For the       Six Months Ended       For the
                                                            August 31, 2007     Period Ended     August 31, 2007     Period Ended
                                                              (Unaudited)    February 28, 2007     (Unaudited)    February 28, 2007
                                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................  $    876,896,308  $               0  $    152,041,503  $               0

OPERATIONS
   Net investment income (loss) .........................         9,859,608          6,248,832         3,410,535          4,540,257
   Net realized gain (loss) on investments ..............        37,049,288        119,211,688            (1,351)               172
   Net change in unrealized appreciation (depreciation)
     of investments .....................................         4,792,866        116,679,580                 0                  0
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations ............................................        51,701,762        242,140,100         3,409,184          4,540,429
                                                           ------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ........................................       292,478,997        852,508,950        41,558,298        190,814,460
   Withdrawals ..........................................       (53,313,076)      (217,752,742)      (81,754,246)       (43,313,386)
Net increase (decrease) from transactions in investors'
  beneficial interests ..................................       239,165,921        634,756,208       (40,195,948)       147,501,074
                                                           ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................       290,867,683        876,896,308       (36,786,764)       152,041,503
                                                           ========================================================================
ENDING NET ASSETS .......................................  $  1,167,763,991  $     876,896,308  $    115,254,739  $     152,041,503
                                                           ========================================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS) ................................................  $     16,108,440  $       6,248,832  $      7,950,792  $       4,540,257
                                                           ========================================================================

164 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                            Ratio to Average Net Assets (Annualized) 1
                                                        -----------------------------------------------              Portfolio
                                                        Net Investment    Gross     Expenses      Net      Total     Turnover
                                                         Income (Loss)   Expenses    Waived    Expenses   Return 2    Rate 4
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ........        4.52%        0.35%       0.00%      0.35%      6.70%       46%
June 29, 2006 3  to February 28, 2007 ...............        4.52%        0.44%      (0.01)%     0.43%     16.12%       87%

DIVERSIFIED STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ........        1.79%        0.43%       0.00%      0.43%      5.48%       17%
June 29, 2006 3  to February 28, 2007 ...............        1.25%        0.37%      (0.01)%     0.36%      6.70%      165%

MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ........        5.22%        0.16%       0.00%      0.16%      1.92%       NA
June 29, 2006 3  to February 28, 2007 ...............        5.21%        0.18%      (0.01)%     0.17%      4.00%       NA

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4 Portfolio turnover rates presented for periods of less than one year are not annualized.

      The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 165


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

166 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At the six-month period ended August 31, 2007, the Funds had no open forward foreign currency contracts.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 167


FUTURES CONTRACTS

The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At August 31, 2007, the following Fund held futures contracts:

-------------------------------------------------------------------------------------------------------------
                                                                                   Notional    Net Unrealized
                                                                                   Contract    Appreciation
PORTFOLIO                           Contracts       Type       Expiration Date      Amount     (Depreciation)
-------------------------------------------------------------------------------------------------------------
Diversified Stock Portfolio           9 Long      Midcap 400       Sep-07        $   820,170    $ (40,140)
                                     32 Long         S&P 500       Sep-07          2,440,160      (78,560)
                                     10 Long    Russell Mini       Sep-07            841,900      (48,000)
-------------------------------------------------------------------------------------------------------------

SECURITY LOANS

The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities (reduced to 25%, effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at August 31, 2007 are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

168 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


--------------------------------------------------------------------------------------------------------------------------
                                                            Advisory                                          Subadvisory
                                                           Fees (% of                                         Fees (% of
                                        Average Daily     Average Daily                     Average Daily    Average Daily
PORTFOLIO                                Net Assets        Net Assets)      Subadviser       Net Assets       Net Assets)
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO    First $1 billion       0.300          SSgA Funds    First $1 billion      0.100
                                      Next $4 billion        0.275          Management    Over $1 billion       0.080
                                      Over $5 billion        0.250
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO           First $1 billion       0.350          SSgA Funds    First $1 billion      0.100
                                      Next $4 billion        0.325          Management    Over $1 billion       0.080
                                      Over $5 billion        0.300
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                All asset levels       0.100          Wells Capital First $1 billion      0.050
                                                                            Management    Next $2 billion       0.030
                                                                            Incorporated  Next $3 billion       0.020
                                                                                          Over $6 billion       0.010
--------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following rates:

--------------------------------------------------------------------------------
                                                                 % of Average
PORTFOLIO                                                      Daily Net Assets
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                                   0.04
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                                          0.07
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                               0.02
--------------------------------------------------------------------------------

OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended August 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended August 31, 2007, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                     Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO             $ 389,373,259      $  258,907,626
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                      435,646,749         183,527,095
--------------------------------------------------------------------------------

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 169


5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income
Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of August 31, 2007.

As of August 31, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six-month period ended August 31, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

170 Wells Fargo Advantage Dow Jones Target Date Funds          Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years     Other Directorships
------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho          Trustee, since 1987         Education Consultant to the Director of the     None
65                                                  Institute for Executive Education of the
                                                    Babcock Graduate School of Management of Wake
                                                    Forest University. Prior thereto, the Thomas
                                                    Goho Chair of Finance of Wake Forest
                                                    University, Calloway School of Business and
                                                    Accountancy, from 2006-2007 and Associate
                                                    Professor of Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal         None
64                      (Chairman since 2005)       Geyser Water Company and President of Crystal
                        (Lead Trustee since 2001)   Geyser Roxane Water Company.
------------------------------------------------------------------------------------------------------------------------
Richard M. Leach        Trustee, since 1987         Retired. Prior thereto, President of Richard    None
74                                                  M. Leach Associates (a financial consulting
                                                    firm).
------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006         Professor of Insurance and Risk Management,     None
54                                                  Wharton School, University of Pennsylvania.
                                                    Director of the Boettner Center on Pensions
                                                    and Retirement Research. Research Associate
                                                    and Board Member, Penn Aging Research Center.
                                                    Research Associate, National Bureau of
                                                    Economic Research.
------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996         Senior Counselor to the public relations firm   None
55                                                  of Himle-Horner and Senior Fellow at the
                                                    Humphrey Institute, Minneapolis, Minnesota (a
                                                    public policy organization).
------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996         Principal of the law firm of Willeke &          None
67                                                  Daniels.
------------------------------------------------------------------------------------------------------------------------

Other Information          Wells Fargo Advantage Dow Jones Target Date Funds 171


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years    Other Directorships
------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987         Private Investor/Real Estate Developer. Prior   None
63                                                  thereto, Chairman of Whitepoint Capital, LLC
                                                    until 2004.
------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years    Other Directorships
------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since 2003       Executive Vice President of Wells Fargo Bank,   None
48                                                  N.A. and President of Wells Fargo Funds
                                                    Management, LLC since 2003. Senior Vice
                                                    President and Chief Administrative Officer of
                                                    Wells Fargo Funds Management, LLC from 2001
                                                    to 2003.
------------------------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since 2000;      Senior Vice President and Secretary of Wells    None
47                      Chief Legal Counsel         Fargo Funds Management, LLC since 2001. Vice
                        since 2003                  President and Managing Senior Counsel of
                                                    Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt    Treasurer, since 2007       Vice President and Manager of Fund              None
48                                                  Accounting, Reporting and Tax for Wells Fargo
                                                    Funds Management, LLC since 2007. From 2002
                                                    to 2004, Controller for Sungard Transaction
                                                    Networks. Chief Operating Officer for UMB
                                                    Fund Services, Inc. from 2004 to 2005.
                                                    Director of Fund Administration and SEC
                                                    Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters       Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells        None
45                      since 2004                  Fargo Bank and Wells Fargo Funds Management,
                                                    LLC from 1995 to 2002; Chief Compliance
                                                    Officer of Wells Fargo Funds Management, LLC
                                                    since 2004.
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of August 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

172 Wells Fargo Advantage Dow Jones Target Date Funds          Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

DOW JONES TARGET TODAY FUND, DOW JONES TARGET 2010 FUND, DOW JONES TARGET 2015 FUND,
DOW JONES TARGET 2020 FUND, DOW JONES TARGET 2025 FUND, DOW JONES TARGET 2030 FUND,
DOW JONES TARGET 2035 FUND, DOW JONES TARGET 2040 FUND, DOW JONES TARGET 2045 FUND,
DOW JONES TARGET 2050 FUND, DIVERSIFIED STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO AND MONEY MARKET PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust ("Master Trust") (together, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will approve the terms of any new investment advisory and sub-advisory agreements and annually review and consider the continuation of the existing investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Dow Jones Target 2015 Fund, Dow Jones Target 2025 Fund, Dow Jones Target 2035 Fund, Dow Jones Target 2045 Fund and Dow Jones Target 2050 Fund (the "New Target Date Funds") and (ii) an investment sub-advisory agreement with Global Index Advisors, Inc. ("GIA") for the New Target Date Funds. Also during this period, the Boards reviewed and re-approved: (i) an investment advisory agreement with Funds Management for the Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2020 Fund, Dow Jones Target 2030 Fund, Dow Jones Target 2040 Fund and the New Target Date Funds (the "Target Date Funds"); (ii) an investment sub-advisory agreement with GIA for the Target Date Funds; (iii) an investment advisory agreement with Funds Management for the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (the "Master Portfolios"); (iv) an investment sub-advisory agreement with SSgA Funds Management, Inc. ("SSgA") for the Diversified Stock Portfolio and Diversified Fixed Income Portfolio; and (v) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Money Market Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with GIA, SSgA and Wells Capital Management (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements." The Target Date Funds and Master Portfolios identified above are collectively referred to as the "Funds."

More specifically, at meetings held on November 8, 2006 and February 7, 2007, the Board of Funds Trust, including the Independent Trustees advised by their independent legal counsel, and on March 30, 2007, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and approval of and continuation of the Advisory Agreements. Prior to the March 30, 2007, meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about the continuations. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Target Date Funds are gateway blended funds that invest all of their assets in the Master Portfolios, information provided to the Boards regarding the Target Date Funds is also applicable to the Master Portfolios, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers (and that are anticipated to be provided to the New Target Date Funds) under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to (or that would be devoted to) the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Boards reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible, and proposed to be primarily responsible, for the day-to-day management services for the Funds.

Other Information          Wells Fargo Advantage Dow Jones Target Date Funds 173


The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds (and those that were anticipated to be provided to the New Target Date Funds) by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

Based on the above factors, together with those referenced below, the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided, or anticipated to be provided, to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each of the Funds, except the New Target Date Funds which commenced operations on July 1, 2007, and the Master Portfolios, which have been in operation for less than one year, over various time periods ended December 31, 2006. The Boards also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

The Funds Trust Board noted that the performance of the Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, and Target 2040 Fund was below the median performance of its Peer Group for most time periods and required further review. Upon further review, the Board noted that the restructuring of the Funds from stand-alone funds to gateway blended funds and the related new management of these Funds had been in operation for less than one year and that, given the recent restructuring, Funds Management is confident in the new Sub-Adviser's abilities. The Board also noted that the classifications for each of these Funds' respective Peer Groups (for target-date allocation funds) were developed less than a year ago and, as such, in Funds Management's view, achieving these Funds' stated investment goals of replicating their respective Dow Jones Target Industries Indexes was more meaningful as a measure of results than performing in line with a peer group. The Board requested continued reports on the performance of these Funds.

The Boards received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios for each Fund were equal to, lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Funds Trust Board also considered and noted Funds Management's recommendation to reduce certain of the Target Date Funds' net operating expense ratios in coming to its conclusion.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the approvals and re-approvals described above.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the

174 Wells Fargo Advantage Dow Jones Target Date Funds          Other Information


"Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's Peer Group, and reasonable in relation to the services provided.

The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the current and proposed Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Boards received and considered a detailed profitability analysis of Funds Management based on the current Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board of Master Trust did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Money Market Portfolio was not a material factor in determining whether to approve the agreement. The Boards did not consider profitability information with respect to GIA and SSgA, which are not affiliated with Funds Management. The Boards considered that the sub-advisory fees paid to these sub-advisers had been negotiated by Funds Management on an arm's length basis and that these sub-advisers' separate profitability from their relationships with the Target Date Funds, Diversified Fixed Income Portfolio and Diversified Stock Portfolio was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business

Other Information          Wells Fargo Advantage Dow Jones Target Date Funds 175


as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are, or would be, sought and how any such credits are, or would be, utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are, or will be, made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Boards reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management and the Sub-Advisers at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that the initial approval and the approval of the continuation of the Advisory Agreements, as applicable, for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the Advisory Agreements for the New Target Date Funds and the continuation of the Advisory Agreements for all of the Funds for an additional one year period.

176 Wells Fargo Advantage Dow Jones Target Date Funds      List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Corporation
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information ABOUT WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors:1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    106399 10-07
                                                              SOFLD/SAR101 10-07

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]      Semi-Annual Report

                       August 31, 2007

--------------------------------------------------------------------------------

                       WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS (SM)

                       o WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO (SM)

                       o WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO (SM)

                       o WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO (SM)

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .....................................................   2

PERFORMANCE HIGHLIGHTS .....................................................   4

PORTFOLIO EXPENSES .........................................................   6

PORTFOLIO OF INVESTMENTS
Life Stage - Conservative Portfolio ........................................   7
Life Stage - Moderate Portfolio ............................................   8
Life Stage - Aggressive Portfolio ..........................................   9

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .......................................  10
Statements of Operations ...................................................  11
Statements of Changes in Net Assets ........................................  12
Financial Highlights .......................................................  14

NOTES TO FINANCIAL STATEMENTS ..............................................  16

OTHER INFORMATION ..........................................................  21

LIST OF ABBREVIATIONS ......................................................  26

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $139 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2007.

EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                        Equity Index Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Equity Value Fund                                 Overseas Fund
C&B Mid Cap Value Fund                   Growth and Income Fund                            Small Cap Disciplined Fund
Capital Growth Fund                      Growth Fund                                       Small Cap Growth Fund
Common Stock Fund                        Growth Equity Fund                                Small Cap Opportunities Fund
Discovery Fund                           Index Fund                                        Small Cap Value Fund
Diversified Equity Fund                  International Core Fund                           Small Company Growth Fund
Diversified Small Cap Fund               International Equity Fund                         Small Company Value Fund
Dividend Income Fund                     International Value Fund                          Small/Mid Cap Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Specialized Financial Services Fund
Emerging Markets Focus Fund              Large Cap Growth Fund                             Specialized Health Sciences Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Mid Cap Disciplined Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Growth Fund                               Value Fund

BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund    Intermediate Government Income Fund 1             Short-Term Municipal Bond Fund
California Tax-Free Fund                 Intermediate Tax-Free Fund                        Stable Income Fund
Colorado Tax-Free Fund                   Minnesota Tax-Free Fund                           Strategic Income Fund
Corporate Bond Fund                      Municipal Bond Fund                               Total Return Bond Fund
Diversified Bond Fund                    National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
Government Securities Fund 1             National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Income Fund                         Nebraska Tax-Free Fund                            Ultra-Short Duration Bond Fund
High Yield Bond Fund                     Short Duration Government Bond Fund 1             Wisconsin Tax-Free Fund
Income Plus Fund                         Short-Term Bond Fund
Inflation-Protected Bond Fund            Short-Term High Yield Bond Fund

ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio          Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio        Target 2010 Fund 2
Life Stage-Moderate Portfolio            Target 2015 Fund 2

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1        Liquidity Reserve Money Market Fund               National Tax-Free Money Market Trust
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       Overland Express Sweep Fund
California Tax-Free Money Market Trust   Money Market Fund                                 Prime Investment Money Market Fund
Cash Investment Money Market Fund        Money Market Trust                                Treasury Plus Money Market Fund 1
Government Money Market Fund 1           Municipal Money Market Fund
Heritage Money Market Fund               National Tax-Free Money Market Fund

VARIABLE TRUST FUNDS 3
------------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Life Stage Portfolios             Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

Dear Valued Shareholder,

If you were a shareholder last year at this time, you may notice a few changes in this year's semi-annual report for the WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS, which covers the six-month period that ended August 31, 2007. Our new streamlined report includes Fund and benchmark performance, portfolio allocation as well as other financial information.

We will continue to provide you with a review of the economy and the equity and bond markets in our letter to you. In the next annual report, which will cover the 12-month period that will end February 29, 2008, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

--------------------------------------------------------------------------------
GROSS DOMESTIC PRODUCT (GDP) GROWTH WAS REVISED UPWARD FROM 3.4% TO 4.0% FOR THE SECOND QUARTER.
--------------------------------------------------------------------------------

REVIEW OF THE ECONOMY

Gross Domestic Product (GDP) growth was revised upward from 3.4% to 4.0% for the second quarter of 2007. Contributors to GDP growth included stronger exports and weaker imports. We may continue to see this same trend through the end of 2007 if global growth remains steady and the U.S. dollar stays weak compared to other currencies. As for the subcomponents of GDP, consumer and business spending are causing some concern as they continue to show signs of weakness in response to escalating concerns about the housing market and the subprime mortgage sector.

In May and June, it seemed that housing activity was showing some signs of recovery, but that began to change by August when the market started to assess the risk that the housing slump might have on consumer and business spending. Household incomes, a strong labor market, and, until recently, gains in equity portfolios had sustained consumer spending. However, as housing prices declined and equity values fell in August, consumer confidence dropped.

--------------------------------------------------------------------------------
HOWEVER, THERE WAS STILL SIGNIFICANT LIQUIDITY IN THE DOMESTIC MARKET EARLY IN THE SECOND QUARTER, AND THE U.S.STOCK MARKET WAS ABLE TO SHAKE OFF INVESTOR CONCERNS, WHICH ALLOWED THE U.S. STOCK MARKET TO POST RECORD HIGHS BY MID-JULY.
--------------------------------------------------------------------------------

STOCKS RODE ON A SEESAW

At the beginning of the six-month period, domestic stocks tumbled in sympathy with China's stock market adjustment that had taken place on February 27, 2007. However, there was still significant liquidity in the domestic market early in the second quarter, and the U.S. stock market was able to shake off investor concerns, which allowed the U.S. stock market to post record highs by mid-July. This was followed by a dramatic sell-off in August as fear around the weakening housing market and defaults in the subprime mortgage loan arena led to significant volatility in the stock market. On the international side, there was some concern that a potential economic slowdown in the United States would result in weaker growth in the rest of the world. So far that has not been the case, even though equity markets around the world also experienced some volatility during the period.

THE FED PAID ATTENTION TO THE BOND MARKET

Liquidity in the fixed-income markets evaporated during the summer, causing a global credit crunch that widened spreads and rallied the U.S. Treasury yield curve. Defaults in subprime mortgages were mostly to blame, because the global financial system seemed to collectively discover that these debt obligations were held in many different types of structured debt products and that expected cash flows were not likely to come in as promised. As a result, credit and structured product spreads widened dramatically as investors fled unknown risk and sought the safety of U.S. Treasuries. At the same time, banks became cautious about lending money to one another and to businesses and consumers.

As banks continued to rein in their lending practices and concerns about exposure to subprime mortgages increased, the Fed responded in mid-August by cutting the bank discount lending rate by 50 basis points, to 5.75%. The bank

Letter to Shareholders             Wells Fargo Advantage Life Stage Portfolios 3


discount lending rate is what a central bank charges for loans to member banks. The Fed also extended the terms of its financing from the normal overnight period to as long as 30 days. Clearly, the Fed was responding to potential distress in the financial markets. But surprisingly, investment-grade bonds did not suffer much during the recent months of the credit crunch. Corporate issues, asset-backed securities, and mortgage-backed securities each generated positive combined returns for July and August, even as spreads widened in those sectors.

High-yield, corporate bonds did not fare as well as their investment-grade counterparts. Lower credit tiers had been the best performers during the months leading into the credit crunch, but that trend reversed very convincingly in June and July. As a sector, high-yield credits lost more than 3.50% in value (as measured by the Lehman High Yield Index(1)) during July, giving back most of the positive returns for the year to end down 1.90% for the six-month period.

At the close of this six-month period, investors were uncertain whether the credit crunch would persist for the upcoming months. Some indications suggested that liquidity was returning to the credit markets and that monetary policy accommodation was having its intended effect. Certainly subprime distress will continue to challenge the credit markets, but to what degree remains unknown.

--------------------------------------------------------------------------------
AS BANKS CONTINUED TO REIN IN THEIR LENDING PRACTICES AND CONCERNS ABOUT EXPOSURE TO SUBPRIME MORTGAGES INCREASED, THE FED RESPONDED IN MID-AUGUST BY CUTTING THE BANK DISCOUNT LENDING RATE BY 50 BASIS POINTS, TO 5.75%.
--------------------------------------------------------------------------------

PLANNING AHEAD

As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that housing activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

1 LEHMAN BROTHERS HIGH YIELD INDEX covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. You cannot invest directly in an index.

4 Wells Fargo Advantage Life Stage Portfolios             Performance Highlights


WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LIFE STAGE-CONSERVATIVE PORTFOLIO(SM) seeks total return, consisting of current income and capital appreciation.

The WELLS FARGO ADVANTAGE LIFE STAGE-MODERATE PORTFOLIO(SM) seeks total return, consisting of capital appreciation and current income.

The WELLS FARGO ADVANTAGE LIFE STAGE-AGGRESSIVE PORTFOLIO(SM) seeks total return, consisting primarily of capital appreciation with a secondary emphasis on current income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

PORTFOLIO INCEPTION
December 31, 1998

NOMINAL ALLOCATION 1 (AS OF AUGUST 31, 2007)
(ROUNDED TO THE NEAREST WHOLE %)

--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Stock                                  (35%)
International Stock                              (5%)
Fixed Income                                    (60%)

--------------------------------------------------------------------------------
MODERATE PORTFOLIO
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Stock                                  (53%)
International Stock                              (7%)
Fixed Income                                    (40%)

--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Stock                                  (70%)
International Stock                             (10%)
Fixed Income                                    (20%)

--------------------------------------------------------------------------------
1 Nominal allocation and underlying mutual funds held are subject to change. Cash and cash equivalents are not reflected in the calculations of nominal allocation and underlying mutual funds held.

2 Performance shown prior to April 11, 2005 for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE-CONSERVATIVE PORTFOLIO reflects the performance of the Investor Class shares of the Strong Life Stage Series-Conservative Portfolio. Performance shown prior to April 11, 2005 for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO reflects the performance of the Investor Class shares of the Strong Life Stage Series - Moderate Portfolio. Performance shown prior to April 11, 2005 for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO reflects the performance of the Investor Class shares of the Strong Life Stage Series - Aggressive Portfolio.

3 Reflects the gross expense ratio as stated in the July 1, 2007 prospectus and is based on the Portfolio's previous fiscal year expenses and includes acquired fund fees and expenses of the underlying funds that are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, each Portfolio's returns would have been lower.

Performance Highlights             Wells Fargo Advantage Life Stage Portfolios 5

--------------------------------------------------------------------------------

UNDERLYING FUNDS HELD 1 (AS OF AUGUST 31, 2007)
(ROUND TO THE NEAREST WHOLE %)

------------------------------------------------------------------------------------------------------
                                                               Life Stage     Life Stage    Life Stage
                                                              Conservative     Moderate     Aggressive
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Capital Growth Fund                         10%            15%           20%
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Common Stock Fund                           10%            15%           20%
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Government Securities Fund                  23%            15%            7%
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth and Income Fund                       5%             7%           10%
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Overseas Fund                                5%             8%           10%
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short-Term Bond Fund                        22%            15%            8%
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra Short-Term Income Fund                15%            10%            5%
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage U.S. Value Fund                             10%            15%           20%
------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

-----------------------------------------------------------------------------------------------------------
                                                                                            Expense Ratio
FUND NAME                                    6 Months*   1 Year   5 Year   Life of Fund    Gross 3   Net 4
-----------------------------------------------------------------------------------------------------------
Conservative Portfolio (SCONX)                  3.69       9.24     7.09       4.66           1.92%   1.25%
-----------------------------------------------------------------------------------------------------------
Moderate Portfolio (SMDPX)                      4.83      11.77     9.09       4.95           1.70%   1.35%
-----------------------------------------------------------------------------------------------------------
Aggressive Portfolio (SAGGX)                    5.94      14.47    11.02       5.27           1.67%   1.45%
-----------------------------------------------------------------------------------------------------------
BENCHMARKS
-----------------------------------------------------------------------------------------------------------
   S&P 500 Index 5                              5.70      15.13    11.99       3.76
-----------------------------------------------------------------------------------------------------------
   MSCI EAFE Index 6                            5.83      18.71    19.53       7.74
-----------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 7       1.54       5.26     4.31       5.43
-----------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, high-yield securities risk, and smaller company investment risk. Consult the Funds' prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

6 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

7 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

6 Wells Fargo Advantage Life Stage Portfolios                      Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------
                                                     Beginning         Ending         Expenses
                                                   Account Value    Account Value    Paid During      Net Annual
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS         03-01-2007        08-31-2007       Period 1     Expense Ratio
-----------------------------------------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO - INVESTOR CLASS
   Actual                                            $1,000.00        $1,036.90         $3.08           0.60%
   Hypothetical (5% return before expenses)          $1,000.00        $1,022.18         $3.06           0.60%
-----------------------------------------------------------------------------------------------------------------
MODERATE PORTFOLIO - INVESTOR CLASS
   Actual                                            $1,000.00        $1,048.30         $3.10           0.60%
   Hypothetical (5% return before expenses)          $1,000.00        $1,022.18         $3.06           0.60%
-----------------------------------------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO - INVESTOR CLASS
   Actual                                            $1,000.00        $1,059.40         $3.11           0.60%
   Hypothetical (5% return before expenses)          $1,000.00        $1,022.18         $3.06           0.60%
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--August 31, 2007 (Unaudited)

                                   Wells Fargo Advantage Life Stage Portfolios 7


LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES: 97.84%

AFFILIATED BOND FUNDS: 58.49%
    192,501  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                     $  1,984,682
    234,636  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                              1,982,678
    147,806  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                      1,322,862

                                                                                                                     5,290,222
                                                                                                                  ------------
AFFILIATED STOCK FUNDS: 39.35%
     46,133  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                                 894,989
     40,057  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                   887,666
     17,344  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                              444,518
     34,310  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                       448,089
     47,002  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                     883,634

                                                                                                                     3,558,896
                                                                                                                  ------------

TOTAL INVESTMENT COMPANIES (COST $8,913,531)                                                                         8,849,118
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,913,531)*                                                97.84%                                          $  8,849,118

OTHER ASSETS AND LIABILITIES, NET                                  2.16                                                195,699
                                                                 ------                                           ------------

TOTAL NET ASSETS                                                 100.00%                                          $  9,044,817
                                                                 ------                                           ------------

--------------------------------------------------------------------------------

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

8 Wells Fargo Advantage Life Stage Portfolios

                           Portfolio of Investments--August 31, 2007 (Unaudited)


LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES: 98.93%

AFFILIATED BOND FUNDS: 39.34%
    479,506  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                     $  4,943,706
    584,950  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                              4,942,826
    368,022  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                      3,293,799

                                                                                                                    13,180,331
                                                                                                                  ------------
AFFILIATED STOCK FUNDS: 59.59%
    259,207  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                               5,028,616
    224,801  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                 4,981,583
     97,143  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                            2,489,778
    192,055  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                     2,508,243
    263,650  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                   4,956,628

                                                                                                                    19,964,848
                                                                                                                  ------------

TOTAL INVESTMENT COMPANIES (COST $31,690,065)                                                                       33,145,179
                                                                                                                  ------------
SHORT-TERM INVESTMENTS: 0.01%
      2,964  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   2,964
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,964)                                                                               2,964
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $31,693,029)*                                               98.94%                                          $ 33,148,143

OTHER ASSETS AND LIABILITIES, NET                                  1.06                                                353,634
                                                                 ------                                           ------------

TOTAL NET ASSETS                                                 100.00%                                          $ 33,501,777
                                                                 ------                                           ------------

--------------------------------------------------------------------------------

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                   Wells Fargo Advantage Life Stage Portfolios 9


LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES: 99.14%

AFFILIATED BOND FUNDS: 19.70%
    222,517  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                     $  2,294,148
    271,582  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                              2,294,872
    171,066  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                      1,531,044

                                                                                                                     6,120,064
                                                                                                                  ------------
AFFILIATED STOCK FUNDS: 79.44%
    319,756  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                               6,203,263
    277,557  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                 6,150,660
    120,670  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                            3,092,782
    237,499  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                     3,101,739
    325,923  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                   6,127,361

                                                                                                                    24,675,805
                                                                                                                  ------------

TOTAL INVESTMENT COMPANIES (COST $28,872,280)                                                                       30,795,869
                                                                                                                  ------------
SHORT-TERM INVESTMENTS: 0.02%
      5,785  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   5,785
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,785)                                                                               5,785
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $28,878,065)*                                               99.16%                                          $ 30,801,654

OTHER ASSETS AND LIABILITIES, NET                                  0.84                                                260,308
                                                                 ------                                           ------------

TOTAL NET ASSETS                                                 100.00%                                          $ 31,061,962
                                                                 ------                                           ------------

--------------------------------------------------------------------------------

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

10 Wells Fargo Advantage Life Stage Portfolios

               Statements of Assets and Liabilities--August 31, 2007 (Unaudited)


                                                                                         Life Stage -   Life Stage -   Life Stage -
                                                                                         Conservative     Moderate      Aggressive
                                                                                           Portfolio      Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      Investments in affiliates ......................................................   $  8,849,118   $ 33,148,143   $ 30,801,654
                                                                                         -------------------------------------------
   Total investments at market value (see cost below) ................................      8,849,118     33,148,143     30,801,654
                                                                                         -------------------------------------------
   Cash ..............................................................................        168,122        300,000        250,000
   Receivable for Fund shares issued .................................................          2,872          4,197          6,383
   Receivable for investments sold ...................................................          6,878              0              0
   Receivables for dividends and interest ............................................         35,781         67,342         31,704
                                                                                         -------------------------------------------
Total assets .........................................................................      9,062,771     33,519,682     31,089,741
                                                                                         -------------------------------------------
LIABILITIES
   Payable for Fund shares redeemed ..................................................              0          3,000          6,317
   Payable for investments purchased .................................................              0          2,964          5,785
   Payable to investment advisor and affiliates (Note 3) .............................          6,708          3,794          4,542
   Accrued expenses and other liabilities ............................................         11,246          8,147         11,135
                                                                                         -------------------------------------------
Total liabilities ....................................................................         17,954         17,905         27,779
                                                                                         -------------------------------------------
TOTAL NET ASSETS .....................................................................   $  9,044,817   $ 33,501,777   $ 31,061,962
                                                                                         ===========================================
NET ASSETS CONSIST OF
   Paid-in capital ...................................................................   $  9,103,014   $ 34,615,460   $ 30,047,600
   Undistributed net investment income (loss) ........................................         71,658        441,274        174,471
   Undistributed net realized gain (loss) on investments .............................        (65,442)    (3,010,072)    (1,083,698)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies .........        (64,413)     1,455,115      1,923,589
                                                                                         -------------------------------------------
TOTAL NET ASSETS .....................................................................   $  9,044,817   $ 33,501,777   $ 31,061,962
                                                                                         ===========================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Investor Class .......................................................   $  9,044,817   $ 33,501,777   $ 31,061,962
   Shares outstanding - Investor Class ...............................................        847,145      2,857,304      2,487,385
   Net asset value and offering price per share - Investor Class .....................   $      10.68   $      11.72   $      12.49
                                                                                         -------------------------------------------

Investments at cost ..................................................................   $  8,913,531   $ 31,693,029   $ 28,878,065
                                                                                         -------------------------------------------

--------------------------------------------------------------------------------
1 Each Portfolio has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)

                                  Wells Fargo Advantage Life Stage Portfolios 11


                                                                                         Life Stage -   Life Stage -   Life Stage -
                                                                                         Conservative     Moderate      Aggressive
                                                                                           Portfolio      Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income from affiliated securities ........................................   $    237,366   $    461,227   $    245,558
                                                                                         -------------------------------------------
Total investment income ..............................................................        237,366        461,227        245,558
                                                                                         -------------------------------------------
EXPENSES
   Administration fees ...............................................................         33,136         90,767         80,542
   Shareholder servicing fees (Note 3) ...............................................         11,646         28,159         20,016
   Accounting fees ...................................................................         10,758         11,519         11,286
   Professional fees .................................................................          6,873          7,076          7,098
   Registration fees .................................................................          7,673         14,167          6,949
   Shareholder reports ...............................................................          6,117         18,489         13,726
   Trustees' fees ....................................................................          4,478          4,478          4,478
   Other fees and expenses ...........................................................            800          2,447          1,826
                                                                                         -------------------------------------------
Total expenses .......................................................................         81,481        177,102        145,921
                                                                                         -------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ......................................        (39,920)       (62,897)       (46,276)
   Net expenses ......................................................................         41,561        114,205         99,645
                                                                                         -------------------------------------------
Net investment income (loss) .........................................................        195,805        347,022        145,913
                                                                                         -------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Affiliated underlying funds .......................................................        445,950      1,153,758      1,149,594
                                                                                         -------------------------------------------
Net realized gain (loss) from investments ............................................        445,950      1,153,758      1,149,594
                                                                                         -------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Affiliated underlying funds .......................................................       (160,960)       304,818        587,051
                                                                                         -------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ..................       (160,960)       304,818        587,051
                                                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments ...............................        284,990      1,458,576      1,736,645
                                                                                         -------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................   $    480,795   $  1,805,598   $  1,882,558
                                                                                         ===========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

12 Wells Fargo Advantage Life Stage Portfolios

                                             Statements of Changes in Net Assets


                                                                                LIFE STAGE - CONSERVATIVE PORTFOLIO
                                                                              --------------------------------------
                                                                                  For the
                                                                              Six Months Ended        For the
                                                                               August 31, 2007       Year Ended
                                                                                 (Unaudited)     February 28, 2007
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................     $ 13,467,637        $ 13,754,172

OPERATIONS
   Net investment income (loss) ...........................................          195,805             448,629
   Net realized gain (loss) on investments ................................          445,950             474,982
   Net change in unrealized appreciation (depreciation) of investments ....         (160,960)                316
                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from operations ...........          480,795             923,927
                                                                              ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income - Investor Class .................................         (186,018)           (444,998)
                                                                              ----------------------------------
Total distributions to shareholders .......................................         (186,018)           (444,998)
                                                                              ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Investor Class .............................        3,395,462           6,411,643
   Reinvestment of distributions - Investor Class .........................          183,965             440,384
   Cost of shares redeemed - Investor Class ...............................       (8,297,024)         (7,617,491)
                                                                              ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Investor Class .........................................       (4,717,597)           (765,464)
                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from capital share
   transaction - Total ....................................................       (4,717,597)           (765,464)
                                                                              ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................       (4,422,820)           (286,535)
                                                                              ==================================
ENDING NET ASSETS .........................................................     $  9,044,817        $ 13,467,637
                                                                              ==================================
SHARES ISSUED AND REDEEMED
   Shares sold - Investor Class ...........................................          319,759             628,994
   Shares issued in reinvestment of distributions - Investor Class ........           17,373              43,430
   Shares redeemed - Investor Class .......................................         (780,393)           (749,144)
                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding resulting from capital
     share transactions - Investor Class ..................................         (443,261)            (76,720)
                                                                              ----------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions - Total ...................................................         (443,261)            (76,720)
                                                                              ----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............     $     71,658        $     61,871
                                                                              ==================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Life Stage Portfolios 13


                                                                                  LIFE STAGE - MODERATE PORTFOLIO
                                                                              --------------------------------------
                                                                                  For the
                                                                              Six Months Ended       For the
                                                                               August 31, 2007      Year Ended
                                                                                 (Unaudited)     February 28, 2007
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................     $ 36,415,188        $ 36,014,206

OPERATIONS
   Net investment income (loss) ...........................................          347,022             944,115
   Net realized gain (loss) on investments ................................        1,153,758           1,876,947
   Net change in unrealized appreciation (depreciation) of investments ....          304,818              74,609
                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from operations ...........        1,805,598           2,895,671
                                                                              ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income - Investor Class .................................                0            (943,449)
                                                                              ----------------------------------
Total distributions to shareholders .......................................                0            (943,449)
                                                                              ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Investor Class .............................        7,731,617          18,482,158
   Reinvestment of distributions - Investor Class .........................               NA             942,670
   Cost of shares redeemed - Investor Class ...............................      (12,450,626)        (20,976,068)
                                                                              ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Investor Class .........................................       (4,719,009)         (1,551,240)
                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from capital share
   transaction - Total ....................................................       (4,719,009)         (1,551,240)
                                                                              ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................       (2,913,411)            400,982
                                                                              ==================================
ENDING NET ASSETS .........................................................     $ 33,501,777        $ 36,415,188
                                                                              ==================================

SHARES ISSUED AND REDEEMED
   Shares sold - Investor Class ...........................................          663,886           1,699,574
   Shares issued in reinvestment of distributions - Investor Class ........                0              84,696
   Shares redeemed - Investor Class .......................................       (1,062,631)         (1,924,370)
                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding resulting from capital
     share transactions - Investor Class ..................................         (398,745)           (140,100)
                                                                              ----------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions - Total ...................................................         (398,745)           (140,100)
                                                                              ----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............     $    441,274        $     94,252
                                                                              ==================================

                                                                                 LIFE STAGE - AGGRESSIVE PORTFOLIO
                                                                              --------------------------------------
                                                                                  For the
                                                                              Six Months Ended        For the
                                                                              August 31, 2007        Year Ended
                                                                                 (Unaudited)     February 28, 2007
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................     $ 30,373,204        $ 25,308,705

OPERATIONS
   Net investment income (loss) ...........................................          145,913             554,102
   Net realized gain (loss) on investments ................................        1,149,594           1,606,500
   Net change in unrealized appreciation (depreciation) of investments ....          587,051             335,281
                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from operations ...........        1,882,558           2,495,883
                                                                              ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income - Investor Class .................................                0            (542,333)
                                                                              ----------------------------------
Total distributions to shareholders .......................................                0            (542,333)
                                                                              ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Investor Class .............................        8,141,943          16,003,736
   Reinvestment of distributions - Investor Class .........................               19             540,263
   Cost of shares redeemed - Investor Class ...............................       (9,335,762)        (13,433,050)
                                                                              ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Investor Class .........................................       (1,193,800)          3,110,949
                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from capital share
   transaction - Total ....................................................       (1,193,800)          3,110,949
                                                                              ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................          688,758           5,064,499
                                                                              ==================================
ENDING NET ASSETS .........................................................     $ 31,061,962        $ 30,373,204
                                                                              ==================================

SHARES ISSUED AND REDEEMED
   Shares sold - Investor Class ...........................................          658,191           1,410,389
   Shares issued in reinvestment of distributions - Investor Class ........                2              45,902
   Shares redeemed - Investor Class .......................................         (746,659)         (1,190,804)
                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding resulting from capital
     share transactions - Investor Class ..................................          (88,466)            265,487
                                                                              ----------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions - Total ...................................................          (88,466)            265,487
                                                                              ----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............     $    174,471        $     28,558
                                                                              ==================================

14 Wells Fargo Advantage Life Stage Portfolios              Financial Highlights


                                                     Beginning                     Net Realized    Distributions
                                                     Net Asset         Net        and Unrealized      from Net
                                                     Value Per     Investment      Gain (Loss)       Investment
                                                       Share      Income (Loss)   on Investments       Income
----------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
----------------------------------------------------------------------------------------------------------------

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..       $10.44           0.17            0.21           (0.14)
March 1, 2006 to February 28, 2007 ............       $10.06           0.35            0.37           (0.34)
January 1, 2006 to February 28, 2006 5 ........       $ 9.92           0.04            0.10            0.00
January 1, 2005 to December 31, 2005 ..........       $ 9.86           0.30            0.06           (0.30)
January 1, 2004 to December 31, 2004 ..........       $ 9.54           0.21            0.36           (0.25)
January 1, 2003 to December 31, 2003 ..........       $ 8.59           0.19            1.00           (0.24)
January 1, 2002 to December 31, 2002 ..........       $ 9.69           0.24           (1.06)          (0.28)

LIFE STAGE - MODERATE PORTFOLIO
----------------------------------------------------------------------------------------------------------------

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..       $11.18           0.12            0.42            0.00
March 1, 2006 to February 28, 2007 ............       $10.60           0.31            0.58           (0.31)
January 1, 2006 to February 28, 2006 5 ........       $10.40           0.03            0.17            0.00 6
January 1, 2005 to December 31, 2005 ..........       $10.19           0.26            0.21           (0.26)
January 1, 2004 to December 31, 2004 ..........       $ 9.69           0.18            0.57           (0.25)
January 1, 2003 to December 31, 2003 ..........       $ 8.19           0.12            1.53           (0.15)
January 1, 2002 to December 31, 2002 ..........       $ 9.64           0.16           (1.44)          (0.17)

LIFE STAGE - AGGRESSIVE PORTFOLIO
----------------------------------------------------------------------------------------------------------------

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..       $11.79           0.06            0.64            0.00
March 1, 2006 to February 28, 2007 ............       $10.95           0.23            0.84           (0.23)
January 1, 2006 to February 28, 2006 5 ........       $10.70           0.01            0.25           (0.01)
January 1, 2005 to December 31, 2005 ..........       $10.33           0.20            0.36           (0.19)
January 1, 2004 to December 31, 2004 ..........       $ 9.61           0.11            0.81           (0.20)
January 1, 2003 to December 31, 2003 ..........       $ 7.69           0.07            1.94           (0.09)
January 1, 2002 to December 31, 2002 ..........       $ 9.50           0.08           (1.84)          (0.05)

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2     These ratios do not include expenses from the underlying funds.

3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

4 Portfolio turnover rates presented for periods of less than one year are not annualized.

5     The Portfolio changed its fiscal year-end from December 31 to February 28.

6     Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights              Wells Fargo Advantage Life Stage Portfolios 15



                                                                         Ending        Ratio to Average Net Assets (Annualized) 1
                                                  Distributions  Return Net Asset  -------------------------------------------------
                                                    from Net      of    Value Per  Net Investment  Gross   Expenses
                                                 Realized Gains Capital   Share     Income (Loss) Expenses  Waived  Net Expenses (2)
------------------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..       0.00       0.00    $10.68         2.85%       1.18%  (0.58)%        0.60%
March 1, 2006 to February 28, 2007 ............       0.00       0.00    $10.44         3.34%       1.28%  (0.68)%        0.60%
January 1, 2006 to February 28, 2006 5 ........       0.00       0.00    $10.06         2.54%       1.01%  (0.41)%        0.60%
January 1, 2005 to December 31, 2005 ..........       0.00       0.00    $ 9.92         2.83%       0.97%  (0.57)%        0.40%
January 1, 2004 to December 31, 2004 ..........       0.00       0.00    $ 9.86         1.98%       0.60%  (0.48)%        0.12%
January 1, 2003 to December 31, 2003 ..........       0.00       0.00    $ 9.54         2.03%       0.46%  (0.25)%        0.21%
January 1, 2002 to December 31, 2002 ..........       0.00       0.00    $ 8.59         2.71%       0.40%  (0.15)%        0.25%

LIFE STAGE - MODERATE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..       0.00       0.00    $11.72         1.85%       0.94%  (0.34)%        0.60%
March 1, 2006 to February 28, 2007 ............       0.00       0.00    $11.18         2.64%       0.97%  (0.38)%        0.59%
January 1, 2006 to February 28, 2006 5 ........       0.00       0.00    $10.60         1.60%       1.21%  (0.62)%        0.59%
January 1, 2005 to December 31, 2005 ..........       0.00       0.00    $10.40         2.28%       0.82%  (0.44)%        0.38%
January 1, 2004 to December 31, 2004 ..........       0.00       0.00    $10.19         1.44%       0.45%  (0.35)%        0.10%
January 1, 2003 to December 31, 2003 ..........       0.00       0.00    $ 9.69         1.41%       0.40%  (0.18)%        0.22%
January 1, 2002 to December 31, 2002 ..........       0.00       0.00    $ 8.19         1.85%       0.37%  (0.12)%        0.25%

LIFE STAGE - AGGRESSIVE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..       0.00       0.00    $12.49         0.88%       0.88%  (0.28)%        0.60%
March 1, 2006 to February 28, 2007 ............       0.00       0.00    $11.79         2.06%       0.93%  (0.34)%        0.59%
January 1, 2006 to February 28, 2006 5 ........       0.00       0.00    $10.95         0.41%       0.88%  (0.29)%        0.59%
January 1, 2005 to December 31, 2005 ..........       0.00       0.00    $10.70         1.90%       0.86%  (0.51)%        0.35%
January 1, 2004 to December 31, 2004 ..........       0.00       0.00    $10.33         0.91%       0.51%  (0.42)%        0.09%
January 1, 2003 to December 31, 2003 ..........       0.00       0.00    $ 9.61         0.84%       0.55%  (0.32)%        0.23%
January 1, 2002 to December 31, 2002 ..........       0.00       0.00    $ 7.69         1.06%       0.56%  (0.31)%        0.25%

                                                               Portfolio    Net Assets at
                                                    Total       Turnover    End of Period
                                                  Return (3)    Rate (4)   (000's omitted)
------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
------------------------------------------------------------------------------------------

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..      3.69%        30%         $ 9,045
March 1, 2006 to February 28, 2007 ............      7.27%        24%         $13,468
January 1, 2006 to February 28, 2006 5 ........      1.41%         2%         $13,754
January 1, 2005 to December 31, 2005 ..........      3.68%        42%         $14,760
January 1, 2004 to December 31, 2004 ..........      5.99%        70%         $18,227
January 1, 2003 to December 31, 2003 ..........     13.99%        47%         $33,915
January 1, 2002 to December 31, 2002 ..........     (8.53)%       64%         $27,939

LIFE STAGE - MODERATE PORTFOLIO
------------------------------------------------------------------------------------------

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..      4.83%        26%         $33,502
March 1, 2006 to February 28, 2007 ............      8.43%        25%         $36,415
January 1, 2006 to February 28, 2006 5 ........      1.93%         3%         $36,014
January 1, 2005 to December 31, 2005 ..........      4.62%        38%         $36,783
January 1, 2004 to December 31, 2004 ..........      7.71%        58%         $49,742
January 1, 2003 to December 31, 2003 ..........     20.18%        20%         $72,629
January 1, 2002 to December 31, 2002 ..........    (13.27)%       63%         $57,046

LIFE STAGE - AGGRESSIVE PORTFOLIO
------------------------------------------------------------------------------------------

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) ..      5.94%        26%         $31,062
March 1, 2006 to February 28, 2007 ............      9.73%        18%         $30,373
January 1, 2006 to February 28, 2006 5 ........      2.44%         1%         $25,309
January 1, 2005 to December 31, 2005 ..........      5.40%        42%         $26,215
January 1, 2004 to December 31, 2004 ..........      9.60%        61%         $26,514
January 1, 2003 to December 31, 2003 ..........     26.10%        30%         $35,394
January 1, 2002 to December 31, 2002 ..........    (18.54)%       78%         $26,997

16 Wells Fargo Advantage Life Stage Portfolios     Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Life Stage - Conservative Portfolio, Life Stage - Moderate Portfolio, and Life Stage - Aggressive Portfolio. Each Portfolio is a diversified series of the Trust.

The Funds each seek to achieve their investment objectives by allocating their assets across both stock and bond investment styles through investment in underlying funds of the Wells Fargo Advantage Fund Family (the "Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from the Portfolios' Web site at www.wellsfargo.com/advantagefunds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain underlying Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Underlying Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern Time) on each Fund business day. Investments in the underlying Funds are valued at the closing net asset value per share of each underlying Fund on the valuation date. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the NYSE. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon

Notes to Financial Statements     Wells Fargo Advantage Life Stage Portfolios 17


rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income and realized gain distributions from the underlying Funds are recognized on the ex-dividend date.

Realized gain distributions from underlying Funds are treated as realized gains.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Life Stage - Conservative Portfolio, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2007.

At February 28, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------------------
PORTFOLIO                                      Expiration Year    Capital Loss Carryforwards
--------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                 2010                $    212,568
                                                    2011                     234,932
--------------------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                     2010                   3,856,039
                                                    2011                     261,125
--------------------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                   2010                   2,458,189
                                                    2011                     181,680
--------------------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing the investment policies and guidelines for the Portfolios. Funds Management does not receive any fees for its provision of investment advisory services to the Portfolios; rather Funds Management receives a fee for providing investment advising services to each of the underlying Funds.

18 Wells Fargo Advantage Life Stage Portfolio      Notes to Financial Statements


ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                                Admin Fees
                                        Average Daily          (% of Average
                                          Net Assets         Daily Net Assets)
--------------------------------------------------------------------------------
LIFE STAGE PORTFOLIOS                  First $5 billion             0.50
                                        Next $5 billion             0.49
                                       Over $10 billion             0.48
--------------------------------------------------------------------------------

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged up to the following annual fees:

--------------------------------------------------------------------------------
                                                                 % of Average
Share Class                                                     Daily Net Assets
--------------------------------------------------------------------------------
INVESTOR CLASS                                                        0.25
--------------------------------------------------------------------------------

Shareholder servicing fees paid for the six-month period ended August 31, 2007, are shown on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Portfolio. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended August 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

--------------------------------------------------------------------------------
                                                                   Net Operating
PORTFOLIO                                                         Expense Ratios
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                    0.60%
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                        0.60%
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                      0.60%
--------------------------------------------------------------------------------

Notes to Financial Statements     Wells Fargo Advantage Life Stage Portfolios 19


4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations, for the six-month period ended August 31, 2007, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                    Purchases at Cost    Sales Proceeds
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO            $   3,935,271       $  8,627,681
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                    9,175,952         14,134,185
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                 10,728,879          7,668,828
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended August 31, 2007, there were no borrowings by the Life Stage Portfolios under the agreement.

6. MISCELLANEOUS

On June 15, 2005, the Life Stage - Conservative Portfolio, the Life Stage - Moderate Portfolio, and the Life Stage -Aggressive Portfolio exchanged their portfolio investments in various share classes of proprietary mutual funds for Institutional Class shares of the same funds in order to lower the underlying Fund expense ratio for each Portfolio. For financial reporting purposes, this transaction was treated as a recognized sale and the gain realized for each Portfolio as a result of the exchanges was as follows:

--------------------------------------------------------------------------------
PORTFOLIO
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                $   529,247
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                      1,868,065
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                    1,703,081
--------------------------------------------------------------------------------

For tax purposes, the exchanges are treated as nontaxable exchanges under
Section 1036(a) of the Code. As a result, the amounts listed above are not recognized for tax purposes until the new Institutional Class shares acquired in the exchanges are subsequently sold. Accordingly, the tax cost basis of Institutional Class shares received in the exchanges which are still held as of August 31, 2007, are lower than the financial statement cost basis (to the extent of the remaining deferred tax gain on such shares). As of August 31, 2007, the deferred gain for income tax purposes was as follows:

--------------------------------------------------------------------------------
PORTFOLIO
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                $    40,998
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                        411,834
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                      788,311
--------------------------------------------------------------------------------

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

20 Wells Fargo Advantage Life Stage Portfolios     Notes to Financial Statements


8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income
Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of August 31, 2007.

As of August 31, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six months ended August 31, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Other Information                 Wells Fargo Advantage Life Stage Portfolios 21


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2        Principal Occupations During Past Five Years               Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Education Consultant to the Director of the Institute      None
65                                                  for Executive Education of the Babcock Graduate School
                                                    of Management of Wake Forest University. Prior thereto,
                                                    the Thomas Goho Chair of Finance of Wake Forest
                                                    University, Calloway School of Business and Accountancy,
                                                    from 2006-2007 and Associate Professor of Finance from
                                                    1999-2005.
-----------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998        Chairman, CEO and Co-Founder of Crystal Geyser Water       None
64                       (Chairman since 2005)      Company and President of Crystal Geyser Roxane Water
                         (Lead Trustee since        Company.
                         2001)
-----------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987        Retired. Prior thereto, President of Richard M. Leach      None
74                                                  Associates (a financial consulting firm).
-----------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk Management, Wharton        None
54                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research Associate and Board Member, Penn Aging Research
                                                    Center. Research Associate, National Bureau of Economic
                                                    Research.
-----------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public relations firm of           None
55                                                  Himle-Horner and Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota (a public policy
                                                    organization).
-----------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of Willeke & Daniels.            None
67
-----------------------------------------------------------------------------------------------------------------------------------

22 Wells Fargo Advantage Life Stage Portfolios                 Other Information


INTERESTED TRUSTEE 3

-----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2        Principal Occupations During Past Five Years               Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate Developer. Prior thereto,     None
63                                                  Chairman of Whitepoint Capital, LLC until 2004.
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2        Principal Occupations During Past Five Years               Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and     None
48                                                  President of Wells Fargo Funds Management, LLC since
                                                    2003. Senior Vice President and Chief Administrative
                                                    Officer of Wells Fargo Funds Management, LLC from 2001
                                                    to 2003.
-----------------------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds   None
47                       Chief Legal Counsel        Management, LLC since 2001. Vice President and Managing
                         since 2003                 Senior Counsel of Wells Fargo Bank, N.A. since 1996.
-----------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007      Vice President and Manager of Fund Accounting, Reporting   None
48                                                  and Tax for Wells Fargo Funds Management, LLC since
                                                    2007. From 2002 to 2004, Controller for Sungard
                                                    Transaction Networks. Chief Operating Officer for UMB
                                                    Fund Services, Inc. from 2004 to 2005. Director of Fund
                                                    Administration and SEC Reporting for TIAA-CREF from 2005
                                                    to 2007.
-----------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance          Head of Mutual Fund Compliance for Wells Fargo Bank and     None
45                       Officer, since 2004       Wells Fargo Funds Management, LLC from 1995 to 2002;
                                                   Chief Compliance Officer of Wells Fargo Funds
                                                   Management, LLC since 2004.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of June 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

Other Information                 Wells Fargo Advantage Life Stage Portfolios 23


BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT:

LIFE STAGE - AGGRESSIVE PORTFOLIO, LIFE STAGE - CONSERVATIVE PORTFOLIO, AND LIFE STAGE - MODERATE PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report, an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Life Stage - Aggressive Portfolio, Life Stage - Conservative Portfolio, and Life Stage - Moderate Portfolio (the "Funds"). Currently, the Funds do not have investment sub-advisory agreements. The investment advisory agreement with Funds Management is referred to as the "Advisory Agreement."

More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the continuation of the Advisory Agreement. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management under the Advisory Agreement. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by investment personnel of Funds Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management based on its respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

The Board further considered the compliance program and compliance record of Funds Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of the Life Stage - Conservative Portfolio was better than, or not appreciably below,

24 Wells Fargo Advantage Life Stage Portfolios                 Other Information


the median performance of its Peer Group for all time periods. The Board also noted that the performance of the Life Stage - Aggressive Portfolio and Life Stage - Moderate Portfolio was lower than the median performance of its respective Peer Group and required further review. Upon further review, the Board noted that a new structure was implemented for the Life Stage - Aggressive Portfolio in 2005 and that with the Portfolio's 20% allocation to fixed income funds, would be expected to trail its Peer Group, which is composed largely of equity funds, when the equity markets outperform the bond markets. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Life Stage - Moderate Portfolio. The Board requested continued reports on the performance of the Life Stage - Aggressive Portfolio and Life Stage - Moderate Portfolio.

The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that each Fund's net operating expense ratio was not appreciably higher than its respective Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreement for the Funds.

INVESTMENT ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders.

Other Information                 Wells Fargo Advantage Life Stage Portfolios 25


INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust. The Board concluded that the Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management with the Funds and benefits potentially derived from an increase in Funds Management's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates).

The Board also considered the effectiveness of the policies of the Funds in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's method for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

As discussed above, the Board reviews detailed materials received from Funds Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In the regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement for an additional one-year period.

26 Wells Fargo Advantage Life Stage Portfolios             List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    106394 10-07
                                                               SLIF/SAR114 10-07

                                                               ----------------
                                                       [LOGO]  WELLS  ADVANTAGE
                                                               FARGO  FUNDS
                                                               ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]  Semi-Annual Report
                   August 31, 2007

--------------------------------------------------------------------------------

                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                   CLASS A, CLASS B, AND INVESTOR CLASS

                   o WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ...................................................    2

PERFORMANCE HIGHLIGHTS
California Tax-Free Money Market Fund ....................................    4
Government Money Market Fund .............................................    6
Minnesota Money Market Fund ..............................................    8
Money Market Fund ........................................................   10
Municipal Money Market Fund ..............................................   12
National Tax-Free Money Market Fund ......................................   14
Treasury Plus Money Market Fund ..........................................   16
100% Treasury Money Market Fund ..........................................   18

FUND EXPENSES ............................................................   20

PORTFOLIO OF INVESTMENTS
California Tax-Free Money Market Fund ....................................   22
Government Money Market Fund .............................................   32
Minnesota Money Market Fund ..............................................   35
Money Market Fund ........................................................   37
Municipal Money Market Fund ..............................................   43
National Tax-Free Money Market Fund ......................................   49
Treasury Plus Money Market Fund ..........................................   68
100% Treasury Money Market Fund ..........................................   69

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   72
Statements of Operations .................................................   74
Statements of Changes in Net Assets ......................................   76
Financial Highlights .....................................................   84
Notes to Financial Highlights ............................................   88

NOTES TO FINANCIAL STATEMENTS ............................................   89

OTHER INFORMATION ........................................................   95

LIST OF ABBREVIATIONS ....................................................  100

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $139 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2007.

EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                        Equity Index Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Equity Value Fund                                 Overseas Fund
C&B Mid Cap Value Fund                   Growth and Income Fund                            Small Cap Disciplined Fund
Capital Growth Fund                      Growth Fund                                       Small Cap Growth Fund
Common Stock Fund                        Growth Equity Fund                                Small Cap Opportunities Fund
Discovery Fund                           Index Fund                                        Small Cap Value Fund
Diversified Equity Fund                  International Core Fund                           Small Company Growth Fund
Diversified Small Cap Fund               International Equity Fund                         Small Company Value Fund
Dividend Income Fund                     International Value Fund                          Small/Mid Cap Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Specialized Financial Services Fund
Emerging Markets Focus Fund              Large Cap Growth Fund                             Specialized Health Sciences Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Mid Cap Disciplined Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Growth Fund                               Value Fund

BOND FUNDS
---------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund    Intermediate Government Income Fund 1             Short-Term Municipal Bond Fund
California Tax-Free Fund                 Intermediate Tax-Free Fund                        Stable Income Fund
Colorado Tax-Free Fund                   Minnesota Tax-Free Fund                           Strategic Income Fund
Corporate Bond Fund                      Municipal Bond Fund                               Total Return Bond Fund
Diversified Bond Fund                    National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
Government Securities Fund 1             National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Income Fund                         Nebraska Tax-Free Fund                            Ultra-Short Duration Bond Fund
High Yield Bond Fund                     Short Duration Government Bond Fund 1             Wisconsin Tax-Free Fund
Income Plus Fund                         Short-Term Bond Fund
Inflation-Protected Bond Fund            Short-Term High Yield Bond Fund

ASSET ALLOCATION FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio          Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio        Target 2010 Fund 2
Life Stage-Moderate Portfolio            Target 2015 Fund 2

MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1        Liquidity Reserve Money Market Fund               National Tax-Free Money Market Trust
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       Overland Express Sweep Fund
California Tax-Free Money Market Trust   Money Market Fund                                 Prime Investment Money Market Fund
Cash Investment Money Market Fund        Money Market Trust                                Treasury Plus Money Market Fund 1
Government Money Market Fund 1           Municipal Money Market Fund
Heritage Money Market Fund               National Tax-Free Money Market Fund

VARIABLE TRUST FUNDS 3
---------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Money Market Funds                Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

Dear Valued Shareholder,

If you were a shareholder last year at this time, you may notice a few changes in this year's semi-annual report for the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS, which covers the six-month period that ended August 31, 2007. Our new streamlined process includes the Fund's portfolio composition and maturity distribution as well as average annual total return for the Fund and its yield summary. The financial section has remained the same.

We will continue to provide you with a review of the economy and the money markets in our letter to you. In the next annual report, which will cover the 12-month period that will end February 29, 2008, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

--------------------------------------------------------------------------------
GROSS DOMESTIC PRODUCT (GDP) GROWTH WAS REVISED UPWARD FROM 3.4% TO 4.0% FOR THE SECOND QUARTER.
--------------------------------------------------------------------------------

REVIEW OF THE ECONOMY

Gross Domestic Product (GDP) growth was revised upward from 3.4% to 4.0% for the second quarter. Contributors to GDP growth included stronger exports and weaker imports. We may continue to see this same trend through the end of 2007 if global growth remains steady and the U.S. dollar stays weak compared to other currencies. As for the subcomponents of GDP, consumer and business spending are causing some concern as they continue to show signs of weakness in response to escalating concerns about the housing market and the subprime mortgage sector.

In May and June, it seemed that housing activity was showing some signs of recovery, but that began to change by August when the market started to assess the risk that the housing slump might have on consumer and business spending. Household incomes, a strong labor market, and, until recently, gains in equity portfolios had sustained consumer spending. However, as housing declined and equity values fell in August, consumer confidence dropped.

--------------------------------------------------------------------------------
THE MONEY MARKET YIELD CURVE ROSE MODESTLY DURING THE SIX-MONTH PERIOD FROM 5.32% ON MARCH 1, 2007, TO 5.53% ON AUGUST 31, 2007.
--------------------------------------------------------------------------------

MONEY MARKETS HELD STEADY AMID SUBPRIME MORTGAGE CONCERNS

The money market yield curve rose modestly during the six-month period from 5.32% on March 1, 2007, to 5.53% on August 31, 2007. However, during the month of August 2007, money market yield curve volatility took an unusual turn and affected the shorter end of the curve instead of the longer end of the curve, which tends to be more volatile. This was the result, in part, of banks becoming more cautious about lending money to one another as concerns surfaced about credit conditions and potential exposure to subprime mortgages. Consequently, the one-month London Interbank Offered Rate in August jumped 40 basis points to 5.72%.

As banks continued to tighten their lending practices and concerns about exposure to subprime mortgages increased, the Fed responded in mid-August by cutting the bank discount lending rate by 50 basis points, to 5.75%. The bank discount lending rate is what a central bank charges for loans to member banks.

Letter to Shareholders                Wells Fargo Advantage Money Market Funds 3


The Fed also extended the terms of its financing from the normal overnight period to as long as 30 days.

News articles raised concerns about money market exposure to extendible commercial paper, secured liquidity notes, and the subprime mortgage markets. We would like for you, our shareholders, to know that the Wells Fargo Advantage Money Market Funds have never purchased any type of extendible commercial paper or secured liquidity notes. These programs are not the type of investments that Wells Fargo would sanction for its approved investment list for money market funds and therefore are not purchased by our portfolio management team. We carefully monitor all of our investments in the money market funds and do not invest directly in subprime or investment-grade domestic mortgages or single-seller, asset-backed commercial paper programs from either prime or subprime mortgage originators.

--------------------------------------------------------------------------------
WE CAREFULLY MONITOR ALL OF OUR INVESTMENTS IN THE MONEY MARKET FUNDS AND DO NOT INVEST DIRECTLY IN SUBPRIME OR INVESTMENT-GRADE DOMESTIC MORTGAGES OR SINGLE-SELLER, ASSET-BACKED COMMERCIAL PAPER PROGRAMS FROM EITHER PRIME OR SUBPRIME MORTGAGE ORIGINATORS.
--------------------------------------------------------------------------------

PLANNING AHEAD

As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that economic and housing activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking money managers who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

4 Wells Fargo Advantage Money Market Funds                Performance Highlights


WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 1, 1992

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                       (8%)
Municipal Bonds                                  (7%)
Municipal Demand Notes                          (85%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                       (90%)
30-59 days                                       (2%)
90-179 days                                      (2%)
270+ days                                        (6%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights                Wells Fargo Advantage Money Market Funds 5


           WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A
                                                                     (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND        6 Months*  1 Year  5 Year  10 Year
--------------------------------------------------------------------------------
Class A (SGCXX)                                1.52      2.98    1.55    1.92
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                       3.23%
--------------------------------------------------------------------------------
7-Day Compound Yield                                                      3.28%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                       3.02%
--------------------------------------------------------------------------------
30-Day Compound Yield                                                     3.06%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.04%.

6 Wells Fargo Advantage Money Market Funds                Performance Highlights


WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

November 16, 1987

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                   (75%)
FNMA                                     (7%)
FHLMC                                    (5%)
FHLB                                     (8%)
FFCB                                     (5%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                               (81%)
15-29 days                               (8%)
30-59 days                               (4%)
60-89 days                               (5%)
90-179 days                              (2%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights                Wells Fargo Advantage Money Market Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                 6 Months*  1 Year  5 Year  10 Year
--------------------------------------------------------------------------------
Class A (WFGXX)                                2.38      4.79    2.36    3.28
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                       4.69%
--------------------------------------------------------------------------------
7-Day Compound Yield                                                      4.80%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                       4.66%
--------------------------------------------------------------------------------
30-Day Compound Yield                                                     4.76%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.69%. As of August 31, 2007, the current expense ratio of the Fund was lower than the capped operating expense ratio so the current yield and the yield without waived fees and/or reimbursed expenses are identical. Performance shown prior to the inception (November 8, 1999) of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

8 Wells Fargo Advantage Money Market Funds                Performance Highlights


WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal Alternative Minimum Tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

August 14, 2000

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                  (87%)
Municipal Bonds                         (10%)
Municipal Commercial Paper               (3%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                               (87%)
60-89 days                               (3%)
90-179 days                              (3%)
270 + days                               (7%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights                Wells Fargo Advantage Money Market Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND             6 Months*  1 Year  5 Year  Life of Fund
--------------------------------------------------------------------------------
Class A (WMNXX)                           1.49      2.92    1.47       1.63
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                       3.13%
--------------------------------------------------------------------------------
7-Day Compound Yield                                                      3.18%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                       2.94%
--------------------------------------------------------------------------------
30-Day Compound Yield                                                     2.98%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.04%.

10 Wells Fargo Advantage Money Market Funds               Performance Highlights


WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B AND INVESTOR CLASS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

July 1, 1992

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes      (22%)
Municipal Bonds/Notes                    (1%)
Repurchase Agreements                   (17%)
Time Deposits                            (5%)
Commercial Paper                        (45%)
Certificates of Deposit                  (5%)
Corporate Bonds                          (5%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                               (47%)
15-29 days                              (14%)
30-59 days                              (17%)
60-89 days                              (15%)
90-179 days                              (6%)
270 + days                               (1%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Funds 11


         WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B AND INVESTOR CLASS
                                                                     (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
MONEY MARKET FUND                             6 Months*  1 Year  5 Year  10 Year
--------------------------------------------------------------------------------
Class A (STGXX)                                 2.36      4.73    2.30    3.28
--------------------------------------------------------------------------------
Class B                                         1.98      3.95    1.67    2.60
--------------------------------------------------------------------------------
   Including Sales Charge                      (3.02)    (1.05)   1.30    2.60
--------------------------------------------------------------------------------
Investor Class (WMMXX)                          2.42      4.84    2.35    3.31
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2                                                   INVESTOR
(AS OF AUGUST 31, 2007)                            CLASS A   CLASS B    CLASS
--------------------------------------------------------------------------------
7-Day Current Yield                                 4.79%     4.04%      4.90%
--------------------------------------------------------------------------------
7-Day Compound Yield                                4.90%     4.12%      5.01%
--------------------------------------------------------------------------------
30-Day Simple Yield                                 4.70%     3.96%      4.81%
--------------------------------------------------------------------------------
30-Day Compound Yield                               4.81%     4.03%      4.92%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE, BUT THE FUND'S CLASS B SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.73%, 3.98%, and 4.61% for Class A, B, and Investor share Classes, respectively. Performance shown prior to the inception (April 11, 2005) of the Investor Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Investor Class shares.

12 Wells Fargo Advantage Money Market Funds               Performance Highlights


WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 23, 1986

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                     (8%)
Municipal Bonds                               (92%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

60-89 days                                     (1%)
180-269 days                                   (1%)
2-14 days                                     (86%)
30-59 days                                     (3%)
90-179 days                                    (3%)
270 + days                                     (6%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Funds 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                   6 Months*  1 Year  5 Year  10 Year
--------------------------------------------------------------------------------
Investor Class (SXFXX)                           1.61     3.16    1.83    2.52
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY INVESTOR CLASS 2
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                       3.37%
--------------------------------------------------------------------------------
7-Day Compound Yield                                                      3.42%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                       3.16%
--------------------------------------------------------------------------------
30-Day Compound Yield                                                     3.20%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.00%. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Municipal Money Market Fund.

14 Wells Fargo Advantage Money Market Funds               Performance Highlights


WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 7, 1988

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper              (11%)
Municipal Bonds                         (89%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                               (84%)
30-59 days                               (4%)
60-89 days                               (3%)
90-179 days                              (3%)
270 + days                               (6%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Funds 15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND        6 Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
Class A (NWMXX)                               1.56      3.06     1.61      2.14
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                       3.25%
--------------------------------------------------------------------------------
7-Day Compound Yield                                                      3.31%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                       3.07%
--------------------------------------------------------------------------------
30-Day Compound Yield                                                     3.11%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.25%. As of August 31, 2007, the current expense ratio of the Fund was lower than the capped operating expense ratio so the current yield and the yield without waived fees and/or reimbursed expenses are identical. Performance shown prior to the inception (July 28, 2003) of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

16 Wells Fargo Advantage Money Market Funds               Performance Highlights


WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1985

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                   (98%)
U.S. Treasury Bills                      (2%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                               (98%)
15-29 days                               (1%)
90-179 days                              (1%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Funds 17

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND            6 Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
Class A (PIVXX)                              2.28       4.65     2.28      3.23
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                       4.38%
--------------------------------------------------------------------------------
7-Day Compound Yield                                                      4.48%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                       4.06%
--------------------------------------------------------------------------------
30-Day Compound Yield                                                     4.14%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.38%. As of August 31, 2007, the current expense ratio of the Fund was lower than the capped operating expense ratio so the current yield and the yield without waived fees and/or reimbursed expenses are identical. Performance shown prior to the inception (July 28, 2003) of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

18 Wells Fargo Advantage Money Market Funds               Performance Highlights


WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

12/03/1990

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                     (94%)
U.S. Treasury Notes                      (6%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                               (21%)
15-29 days                              (11%)
30-59 days                              (20%)
60-89 days                              (33%)
90-179 days                             (15%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Funds 19

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND            6 Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
Class A (WFTXX)                              2.18       4.41     2.15      3.07
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                       3.81%
--------------------------------------------------------------------------------
7-Day Compound Yield                                                      3.88%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                       4.08%
--------------------------------------------------------------------------------
30-Day Compound Yield                                                     4.15%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.63%. Performance shown prior to the inception (November 8, 1999) of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

20 Wells Fargo Advantage Money Market Funds                        Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                Beginning         Ending        Expenses
                                                              Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND    03-01-2007       08-31-2007      Period 1    Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,015.20        $3.30          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.93        $3.31          0.65%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,023.80        $3.32          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.93        $3.31          0.65%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,014.90        $4.06          0.80%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.17        $4.08          0.80%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,023.60        $3.88          0.76%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.37        $3.87          0.76%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                       $1,000.00       $1,019.80        $7.69          1.51%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.59        $7.68          1.51%
-------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                       $1,000.00       $1,024.20        $3.32          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.93        $3.31          0.65%
-------------------------------------------------------------------------------------------------------------------------

Fund Expenses                        Wells Fargo Advantage Money Market Funds 21


-------------------------------------------------------------------------------------------------------------------------
                                                                Beginning         Ending       Expenses
                                                              Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND              03-01-2007       08-31-2007     Period 1     Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                       $1,000.00       $1,016.10        $3.25          0.64%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.98        $3.26          0.64%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
Class A
   Actual                                                       $1,000.00       $1,015.60        $3.30          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.93        $3.31          0.65%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
Class A
   Actual                                                       $1,000.00       $1,022.80        $3.31          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.93        $3.31          0.65%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
Class A
   Actual                                                       $1,000.00       $1,021.80        $3.31          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.93        $3.31          0.65%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

22 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 91.80%

CALIFORNIA: 87.35%
$    56,675,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  CHARLESTON PROJECT (HOUSING REVENUE, LASALLE NATIONAL BANK
                  NA LOC)SS.+/-                                                          3.93%        06/01/2037    $    56,675,000
      1,230,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA
                  JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)SS.+/-                                       3.95         09/01/2036          1,230,000
     11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)SS.+/-         3.98         07/15/2035         11,200,000
      6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE LOC,
                  FNMA INSURED)SS.+/-                                                    3.98         09/15/2032          6,965,000
      8,970,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)SS.+/-            3.94         03/15/2037          8,970,000
      6,125,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
                  LASALLE NATIONAL BANK NA LOC)SS.+/-                                    3.93         06/01/2037          6,125,000
     17,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (OTHER REVENUE LOC,
                  FGIC INSURED)+/-++                                                     4.00         05/07/2008         17,000,000
      5,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-38 (PROPERTY TAX
                  REVENUE, MBIA INSURED)SS.+/-                                           3.59         05/01/2013          5,000,000
      5,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-50 (SEWER REVENUE,
                  AMBAC INSURED)SS.+/-                                                   3.97         12/01/2012          5,000,000
      8,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                3.97         08/01/2013          8,500,000
     15,700,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE REVENUE,
                  MBIA INSURED)SS.+/-                                                    3.97         11/01/2027         15,700,000
     13,000,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                  AMBAC INSURED)SS.+/-                                                   3.93         11/01/2034         13,000,000
     11,230,000   AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                  SERIES A (HOUSING REVENUE LOC)SS.+/-                                   3.86         09/15/2033         11,230,000
      2,200,000   ALAMEDA COUNTY CA IDA BEMA ELECTRONIC MANUFACTURING PROJECT
                  SERIES A (IDR, COMERICA BANK LOC)SS.+/-                                4.01         04/01/2034          2,200,000
      2,205,000   ALAMEDA COUNTY CA IDA P.J.'S LUMBER INCORPORATED PROJECT (IDR,
                  COMERICA BANK LOC)SS.+/-                                               4.01         12/01/2033          2,205,000
      7,625,000   ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                       4.06         08/01/2026          7,625,000
     12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR,
                  FHLMC INSURED)SS.+/-                                                   3.94         07/01/2033         12,600,000
      6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT
                  SERIES C (MFHR LOC, FNMA INSURED)SS.+/-                                3.94         07/15/2033          6,000,000
      8,160,000   ANAHEIM CA PFA LEASE REVENUE (OTHER REVENUE LOC, FSA
                  INSURED)SS.+/-                                                         4.04         09/01/2024          8,160,000
      2,450,000   APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                  (PROPERTY TAX REVENUE LOC)SS.+/-                                       3.99         08/01/2012          2,450,000
     12,500,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                         3.99         09/01/2035         12,500,000
     17,650,000   BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                  PROJECT SERIES A (IDR LOC)SS.+/-                                       3.95         12/01/2028         17,650,000
      8,380,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                  WACHOVIA BANK NA LOC)SS.+/-                                            3.92         09/01/2025          8,380,000
     16,350,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
                  WACHOVIA BANK NA LOC)SS.+/-                                            3.92         09/01/2025         16,350,000
     25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
                  CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)SS.+/-                  3.97         10/01/2020         25,040,000
     30,775,000   CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A1 (GO -
                  STATES, TERRITORIES)                                                   4.50         06/30/2008         30,984,253
     41,750,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA
                  INSTITUTE OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, GO OF INSTITUTION)SS.+/-                                      3.86         10/01/2036         41,750,000
      5,300,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE
                  SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK LOC)
                  SS.+/-                                                                 3.87         04/01/2045          5,300,000
      5,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES D (HOUSING REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                               3.95         08/01/2033          5,000,000
     10,260,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
                  BANQUE LOC)SS.+/-                                                      3.93         08/01/2040         10,260,000
      7,400,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
                  BANQUE LOC)SS.+/-                                                      3.93         02/01/2041          7,400,000
     12,700,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS
                  BANK LOC)SS.+/-                                                        3.94         02/01/2037         12,700,000
     14,200,000   CALIFORNIA HFA HOME MORTGAGE SERIES X2 (HOUSING REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                               3.82         08/01/2031         14,200,000
     17,770,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING
                  REVENUE LOC)SS.+/-                                                     3.94         02/01/2023         17,770,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 23


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    70,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                  REVENUE)SS.+/-                                                         3.94%        02/01/2038    $    70,000,000
      4,300,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
                  LOC)SS.+/-                                                             3.95         02/01/2017          4,300,000
      5,900,000   CALIFORNIA HFFA REVENUE SERIES B (HFFA REVENUE LOC, MBIA
                  INSURED)SS.+/-                                                         3.90         09/01/2028          5,900,000
      1,845,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
                  HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE,
                  COMERICA BANK CA LOC)SS.+/-                                            4.05         09/01/2024          1,845,000
      8,095,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK INSURED
                  REVENUE SERIES B (IDR LOC)SS.+/-                                       3.91         04/01/2042          8,095,000
      7,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                  SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC)SS.+/-                                                    3.93         09/01/2025          7,000,000
     11,150,000   CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                   3.91         11/01/2026         11,150,000
     10,000,000   CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR
                  LOC)SS.+/-                                                             3.90         09/01/2017         10,000,000
     18,425,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK ONE
                  CHICAGO NA LOC)SS.+/-                                                  3.91         11/01/2026         18,425,000
     25,600,000   CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR
                  LOC)SS.+/-                                                             3.94         11/01/2026         25,600,000
      8,780,000   CALIFORNIA PCFA SERIES B (IDR, FGIC INSURED)SS.+/-                     4.04         06/01/2020          8,780,000
      2,300,000   CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)SS.+/-                          3.95         11/01/2017          2,300,000
     38,500,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER
                  REVENUE)                                                               4.25         07/01/2008         38,692,286
     65,210,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA
                  LOC)SS.+/-                                                             3.86         07/01/2035         65,210,000
     61,100,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA
                  LOC)SS.+/-                                                             3.86         07/01/2033         61,100,000
      8,860,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-         3.99         08/01/2021          8,860,000
      5,285,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-            4.03         03/01/2024          5,285,000
     66,330,000   CALIFORNIA STATE CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                        4.00         08/01/2025         66,330,000
     29,245,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                  REVENUE, BNP PARIBAS LOC)SS.+/-                                        3.95         05/01/2022         29,245,000
     11,900,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3 (POWER
                  REVENUE LOC)SS.+/-                                                     3.85         05/01/2022         11,900,000
     50,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.87         05/01/2022         50,000,000
      2,270,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                  REVENUE, BANK OF NOVA SCOTIA LOC)SS.+/-                                3.83         05/01/2022          2,270,000
     13,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C3 (ELECTRIC
                  REVENUE LOC, AMBAC INSURED)SS.+/-                                      3.87         05/01/2022         13,000,000
      8,925,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                  KBC BANK NV LOC)SS.+/-                                                 3.90         05/01/2022          8,925,000
     22,310,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                         3.83         05/01/2020         22,310,000
        900,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F4 (WATER REVENUE,
                  BANK OF AMERICA LOC)SS.+/-                                             3.88         05/01/2022            900,000
     11,530,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                  REVENUE)SS.+/-                                                         3.87         05/01/2011         11,530,000
     40,410,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
                  REVENUE)SS.+/-                                                         3.85         05/01/2018         40,410,000
     30,400,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER
                  REVENUE)SS.+/-                                                         3.87         05/01/2018         30,400,000
     41,600,000   CALIFORNIA STATE DWR SERIES C7 FSA INSURED (WATER REVENUE
                  LOC)SS.+/-                                                             3.87         05/01/2022         41,600,000
     15,535,000   CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                  (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                               3.99         01/01/2012         15,535,000
     14,400,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C4 (SALES
                  TAX REVENUE LOC)SS.+/-                                                 3.90         07/01/2023         14,400,000
     29,300,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C21 (SALES TAX
                  REVENUE, XLCA COMPANY INSURED)SS.+/-                                   3.90         07/01/2023         29,300,000
     17,225,000   CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                  JPMC3 (OTHER REVENUE LOC)SS.+/-                                        3.94         06/01/2013         17,225,000
      6,580,000   CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY
                  REVENUE, MBIA INSURED)SS.+/-                                           4.03         11/01/2023          6,580,000
     15,705,000   CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D
                  (LEASE REVENUE, AMBAC INSURED)SS.+/-                                   3.97         12/01/2019         15,705,000
      4,855,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE &
                  UNIVERSITY REVENUE LOC)SS.+/-                                          3.99         11/01/2012          4,855,000

24 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     9,540,000   CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
                  REVENUE, FGIC INSURED)SS.+/-                                           3.99%        07/01/2014    $     9,540,000
      1,750,000   CALIFORNIA STATE RR II R 880 (PROPERTY TAX REVENUE, CFIG
                  INSURED)SS.+/-                                                         3.99         08/01/2028          1,750,000
      5,880,000   CALIFORNIA STATE SERIES 1320 (COLLEGE & UNIVERSITY REVENUE,
                  AMBAC INSURED)SS.+/-                                                   3.99         11/01/2026          5,880,000
      2,985,000   CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE,
                  MBIA INSURED)SS.+/-                                                    3.99         11/01/2013          2,985,000
     74,190,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
                  AMERICA LOC)SS.+/-                                                     3.86         05/01/2040         74,190,000
      3,185,000   CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC
                  BANK NV LOC)SS.+/-                                                     3.83         05/01/2040          3,185,000
      9,760,000   CALIFORNIA STATE SERIES B1 (GO - SCHOOL DISTRICTS, BANQUE
                  NATIONALE PARIS LOC)SS.+/-                                             3.83         05/01/2033          9,760,000
      4,130,000   CALIFORNIA STATE SERIES C15 (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                        4.00         12/01/2029          4,130,000
      4,225,000   CALIFORNIA STATE SERIES D05 (PROPERTY TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                         4.00         12/01/2027          4,225,000
      4,425,000   CALIFORNIA STATE SERIES D11 (GO STATES, TERRITORIES, AMBAC
                  INSURED)SS.+/-                                                         4.00         10/01/2027          4,425,000
      7,450,000   CALIFORNIA STATEWIDE CDA (HCFR, CITIBANK NA LOC)SS.+/-                 3.99         04/01/2031          7,450,000
      2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                  INSURED)SS.+/-                                                         4.00         07/01/2027          2,155,000
      6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H
                  (MFHR)SS.+/-                                                           3.94         07/01/2027          6,270,000
      5,000,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                       3.99         04/01/2039          5,000,000
     14,900,000   CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS (MFHR,
                  BANK OF AMERICA NA LOC)SS.+/-                                          3.95         12/15/2037         14,900,000
      2,505,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                  REVENUE, FNMA INSURED)SS.+/-                                           3.94         12/15/2034          2,505,000
      8,500,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING
                  REVENUE, CITIBANK NA LOC)SS.+/-                                        3.95         07/01/2038          8,500,000
     11,337,000   CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I
                  (MFHR, FNMA INSURED)SS.+/-                                             3.94         02/01/2033         11,337,000
      5,580,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR,
                  US BANK NA LOC)SS.+/-                                                  3.98         11/01/2031          5,580,000
     18,110,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                  (OTHER REVENUE, BANK OF NEW YORK LOC)SS.+/-                            3.86         12/01/2036         18,110,000
      5,500,000   CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
                  FNMA INSURED (HOUSING REVENUE LOC)SS.+/-                               4.05         11/15/2036          5,500,000
     10,000,000   CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
                  LOC)SS.+/-                                                             3.94         06/15/2038         10,000,000
     10,090,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT CSS.+/-               4.01         01/20/2031         10,090,000
     10,900,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES
                  M (MFHR LOC, FHLMC INSURED)SS.+/-                                      3.94         12/01/2034         10,900,000
      2,900,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                  (HOUSING REVENUE LOC)SS.+/-                                            4.08         12/01/2011          2,900,000
      3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                  (MFHR LOC, FNMA INSURED)SS.+/-                                         3.94         10/15/2030          3,985,000
      7,060,000   CALIFORNIA STATEWIDE CDA MFHR LORENA TERRACE SERIES DDD
                  (CITIBANK LOC)SS.+/-                                                   3.95         12/01/2036          7,060,000
      3,200,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
                  LOC)SS.+/-                                                             3.94         04/15/2035          3,200,000
     14,340,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y (MFHR,
                  FNMA INSURED)SS.+/-                                                    3.94         08/01/2031         14,340,000
      8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                  (MFHR, FNMA INSURED)SS.+/-                                             3.94         10/15/2030          8,640,000
      5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B
                  (MFHR, FNMA INSURED)SS.+/-                                             3.94         05/15/2037          5,265,000
      4,250,000   CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q
                  (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                               3.95         10/01/2038          4,250,000
     10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
                  UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)SS.+/-                  3.99         10/01/2045         10,000,000
      4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
                  (HOUSING REVENUE, FNMA INSURED)SS.+/-                                  3.96         11/15/2035          4,375,000
     17,065,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC,
                  FNMA INSURED)SS.+/-                                                    3.94         10/15/2026         17,065,000
      3,270,000   CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
                  INCREMENTAL REVENUE LOC)SS.+/-                                         3.99         10/01/2019          3,270,000
      2,100,000   CONCORD CA MFHR (OTHER REVENUE LOC)SS.+/-                              3.98         12/01/2016          2,100,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 25


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    15,550,000   CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CERTIFICATES
                  SERIES A (HOUSING REVENUE LOC)SS.+/-                                   4.00%        12/01/2015    $    15,550,000
      2,000,000   CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC)SS.+/-                3.97         10/15/2033          2,000,000
      8,000,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                  SERIES H (MFHR LOC, FNMA INSURED)SS.+/-                                3.86         10/15/2029          8,000,000
      2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94 (MFHR
                  LOC, FNMA INSURED)SS.+/-                                               3.86         11/15/2022          2,000,000
      4,500,000   CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                      4.06         03/01/2011          4,500,000
     11,000,000   CORONA CA HOUSEHOLD BANK PROJECT B SS.+/-                              3.89         02/01/2023         11,000,000
      7,700,000   DUBLIN CA HOUSING AUTHORITY PARK SIERRA SERIES A (OTHER
                  REVENUE, KBC BANK NV LOC)SS.+/-                                        3.93         06/01/2028          7,700,000
      4,000,000   EAGLE TAX-EXEMPT TRUST CERTIFICATE SERIES 970503 (CALIFORNIA
                  STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
                  (LEASE REVENUE LOC)SS.+/-                                              4.00         09/01/2017          4,000,000
      4,885,000   EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                         3.99         08/01/2036          4,885,000
     17,100,000   ESCONDIDO CA (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                3.99         09/01/2036         17,100,000
      1,600,000   FREMONT CA COP (LEASE REVENUE, KBC BANK NV LOC)SS.+/-                  3.95         08/01/2022          1,600,000
      9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                  INSURED)SS.+/-                                                         3.94         08/15/2026          9,800,000
      3,500,000   FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             3.88         09/01/2030          3,500,000
     11,150,000   FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                  REVENUE LOC)SS.+/-                                                     3.90         09/01/2025         11,150,000
      2,550,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE,
                  MBIA INSURED)SS.+/-                                                    4.06         09/01/2025          2,550,000
      5,705,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (PROPERTY TAX
                  REVENUE, FGIC INSURED)SS.+/-                                           4.05         09/01/2024          5,705,000
      8,115,000   GROSSMONT-CUYAMACA CA COMMUNITY COLLEGE DISTRICT SERIES 1130
                  (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                             4.03         08/01/2029          8,115,000
      4,125,000   HAWTHORNE CA (SPECIAL TAX REVENUE, CITIBANK NA LOC)SS.+/-              3.99         09/01/2036          4,125,000
      7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
                  (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                              3.86         06/15/2025          7,400,000
      4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94 (MFHR
                  LOC, FGIC INSURED)SS.+/-                                               3.95         07/15/2014          4,000,000
      6,450,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE LOC, US BANK NA INSURED)SS.+/-                        3.98         08/01/2032          6,450,000
      1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR LOC, FHLMC
                  INSURED)SS.+/-                                                         3.86         01/01/2025          1,000,000
      9,900,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #85-7
                  SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                3.85         09/02/2032          9,900,000
     13,140,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                  SERIES A (MFHR, FNMA INSURED)SS.+/-                                    3.87         02/15/2031         13,140,000
      5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                  PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                           3.86         12/01/2026          5,500,000
     17,575,000   LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE
                  LOC)SS.+/-                                                             3.85         07/01/2032         17,575,000
      4,680,000   LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)SS.+/-          4.04         05/15/2017          4,680,000
     16,880,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399 (PROPERTY
                  TAX REVENUE, FGIC INSURED)SS.+/-                                       4.03         05/01/2030         16,880,000
      2,560,000   LONG BEACH CA HARBOR REVENUE FLOATS PT-2756 (AIRPORT REVENUE
                  LOC)SS.+/-                                                             4.04         05/15/2025          2,560,000
      2,800,000   LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                  LOC)SS.+/-                                                             4.04         05/15/2019          2,800,000
      2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
                  FGIC INSURED)SS.+/-                                                    4.06         05/15/2020          2,135,000
      5,400,000   LOS ANGELES CA ASBURY APARTMENTS PROJECT SERIES A (MFHR
                  REVENUE, CITIBANK NA LOC)SS.+/-                                        3.98         07/01/2034          5,400,000
      5,200,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR WILSHIRE
                  STATION APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                3.99         10/15/2038          5,200,000
      2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
                  INTERNATIONAL AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE
                  NATIONALE PARIS LOC)SS.+/-                                             3.90         05/15/2020          2,000,000
      9,250,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER CLASS A (WATER
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.00         07/01/2035          9,250,000

26 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     1,000,000   LOS ANGELES CA HOUSING AUTHORITY MEADOWRIDGE APARTMENTS
                  PROJECT (MFHR, FNMA INSURED)SS.+/-                                     3.95%        09/01/2018    $     1,000,000
      4,700,000   LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR
                  LOC)SS.+/-                                                             4.00         04/15/2033          4,700,000
      5,300,000   LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT (MFHR, BANK
                  OF AMERICA NT & SA LOC)SS.+/-                                          3.95         07/01/2015          5,300,000
      5,500,000   LOS ANGELES CA PA 554 (GO STATES, TERRITORIES, MERRILL LYNCH
                  CAPITAL SERVICES LOC)SS.+/-                                            4.03         09/01/2015          5,500,000
     16,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                  BANK NA LOC)SS.+/-                                                     3.90         07/01/2035         16,000,000
      8,875,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)SS.+/-         3.86         07/01/2035          8,875,000
     12,400,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)SS.+/-         3.86         07/01/2035         12,400,000
      5,470,000   LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER
                  REVENUE, FGIC INSURED)SS.+/-                                           4.00         02/01/2019          5,470,000
     14,897,500   LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)SS.+/-         4.03         06/01/2026         14,897,500
     14,995,000   LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             3.99         01/01/2009         14,995,000
     18,115,000   LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)SS.+/-                      3.86         07/01/2035         18,115,000
      6,680,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)SS.+/-                   3.87         07/01/2034          6,680,000
     41,000,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC)SS.+/-                                                   3.89         07/01/2035         41,000,000
      4,925,000   LOS ANGELES CA SUBSERIES B3 (UTILITIES REVENUE)SS.+/-                  3.82         07/01/2034          4,925,000
     22,000,000   LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                             4.50         06/30/2008         22,146,169
     20,975,000   LOS ANGELES CA USD (OTHER REVENUE, FGIC INSURED)SS.+/-                 3.99         07/01/2022         20,975,000
     10,000,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-         4.03         07/01/2026         10,000,000
     10,470,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             4.03         07/01/2023         10,470,000
      5,055,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             4.03         07/01/2024          5,055,000
      7,280,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             4.06         01/01/2011          7,280,000
      7,355,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-          4.06         07/01/2022          7,355,000
     11,310,000   LOS ANGELES CA USD SERIES 1775 (PROPERTY TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                         3.99         01/01/2015         11,310,000
    108,350,000   LOS ANGELES CA USD SERIES 2007 (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                        4.04         01/01/2028        108,350,000
     22,305,000   LOS ANGELES CA USD SERIES 2009 (EDUCATIONAL FACILITIES
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.03         07/01/2026         22,305,000
      7,500,000   LOS ANGELES CA USD SERIES C20 (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.00         01/01/2028          7,500,000
     32,305,000   LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES D (SEWER REVENUE,
                  XLCA COMPANY INSURED)SS.+/-                                            3.88         06/01/2028         32,305,000
      5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                  (WATER REVENUE LOC)SS.+/-                                              3.99         01/01/2009          5,995,000
     25,800,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8 BANK OF
                  AMERICA LOC (POWER REVENUE LOC)SS.+/-                                  3.89         07/01/2034         25,800,000
      7,000,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MALIBU MEADOWS (MFHR,
                  FNMA INSURED)SS.+/-                                                    3.86         04/15/2028          7,000,000
     31,900,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                  REVENUE LOC)SS.+/-                                                     3.95         09/01/2030         31,900,000
     11,470,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                  APARTMENTS B (HOUSING REVENUE LOC)SS.+/-                               3.84         06/01/2010         11,470,000
      5,935,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY (LEASE
                  REVENUE, FGIC INSURED)SS.+/-                                           3.99         09/01/2026          5,935,000
     12,370,000   LOS ANGELES COUNTY CA SANITATION DISTRICTS FINANCING AUTHORITY
                  SERIES 1685 (SEWER REVENUE, AMBAC INSURED)SS.+/-                       4.03         10/01/2038         12,370,000
     66,250,000   LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE)                      4.50         06/30/2008         66,709,177
        700,000   MADERA CA IRRIGATION FINANCING AUTHORITY SERIES A (WATER
                  REVENUE, XLCA COMPANY INSURED)SS.+/-                                   3.93         01/01/2036            700,000
     18,520,000   MANTECA CA REDEVELOPMENT AGENCY TAX ALLOCATION AMENDED MERGED
                  PROJECT (OTHER REVENUE, XLCA COMPANY INSURED)SS.+/-                    3.93         10/01/2042         18,520,000
     31,630,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                  ALLOCATION REVENUE, AMBAC INSURED)SS.+/-                               3.93         01/01/2031         31,630,000
      7,105,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                  PUTTERS SERIES 1885 (WATER REVENUE, JPMORGAN CHASE BANK LOC)
                  SS.+/-                                                                 3.99         01/01/2015          7,105,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 27


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    26,035,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                  SERIES B4 (WATER REVENUE, NATIONSBANK NA LOC)SS.+/-                    3.84%        07/01/2035    $    26,035,000
     33,685,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                  SERIES C3 (WATER REVENUE LOC)SS.+/-                                    3.84         07/01/2030         33,685,000
      1,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B3
                  (WATER REVENUE, WEST DEUTSCHE LANDESBANK LOC)SS.+/-                    3.85         07/01/2035          1,900,000
      5,995,000   MODESTO CA PFA LEASE REVENUE SERIES 354 (LEASE REVENUE LOC,
                  AMBAC INSURED)SS.+/-                                                   4.03         09/01/2029          5,995,000
      6,125,000   MONTEREY COUNTY CA COP SERIES 1868 (LEASE REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.03         08/01/2028          6,125,000
      8,585,000   OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)SS.+/-                     3.99         06/15/2021          8,585,000
     12,500,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C1 (LEASE REVENUE LOC)SS.+/-                                    4.08         02/01/2025         12,500,000
      6,375,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES
                  A (HOUSING REVENUE)SS.+/-                                              3.84         11/01/2009          6,375,000
      4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                  VILLAS PROJECT (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-               3.86         11/15/2028          4,000,000
      9,449,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                  POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)SS.+/-                      3.86         12/01/2022          9,449,000
        500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                  (HOUSING REVENUE LOC)SS.+/-                                            3.86         11/15/2028            500,000
      1,962,500   ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS SERIES 1032
                  (SEWER REVENUE LOC)SS.+/-                                              4.03         02/01/2033          1,962,500
      4,260,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES 1995D (PROPERTY TAX REVENUE LOC, AMBAC INSURED)
                  SS.+/-                                                                 3.88         11/01/2014          4,260,000
     17,000,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES E (PROPERTY TAX REVENUE LOC, AMBAC INSURED)
                  SS.+/-                                                                 3.88         11/01/2014         17,000,000
     40,215,000   ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                  LLOYDS TSB BANK PLC LOC)SS.+/-                                         3.84         08/01/2042         40,215,000
      7,700,000   OXNARD CA FINANCING AUTHORITY CIVIC CENTER PHASE 2 PROJECT
                  (LEASE REVENUE, AMBAC INSURED)SS.+/-                                   3.85         06/01/2036          7,700,000
      7,515,000   OXNARD CA FINANCING AUTHORITY SERIES B (LEASE REVENUE, AMBAC
                  INSURED)SS.+/-                                                         3.85         06/01/2033          7,515,000
      9,515,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                  APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)SS.+/-              4.05         12/15/2033          9,515,000
      7,800,000   PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                         4.06         09/01/2024          7,800,000
      5,405,000   PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                         4.06         09/01/2026          5,405,000
     39,250,000   PITTSBURGH CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                  COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)SS.+/-                  3.93         09/01/2035         39,250,000
      5,450,000   PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX REVENUE,
                  MBIA INSURED)SS.+/-                                                    3.99         02/01/2013          5,450,000
      4,200,000   PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)SS.+/-                                                             3.99         08/01/2020          4,200,000
      4,895,000   PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)+/-                  4.08         05/01/2008          4,895,000
      7,285,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                  (TRANSPORTATION REVENUE LOC)SS.+/-                                     4.08         05/01/2010          7,285,000
      5,455,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
                  REVENUE LOC, FGIC INSURED)SS.+/-                                       4.01         11/01/2021          5,455,000
      4,225,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
                  2046 (TAX ALLOCATION REVENUE LOC, MBIA INSURED)SS.+/-                  3.99         06/15/2020          4,225,000
     16,330,000   POWAY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             3.99         08/01/2030         16,330,000
      5,050,000   POWAY CA USD PUTTABLE (PROPERTY TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                         3.86         08/01/2008          5,050,000
      5,270,000   REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                               4.06         01/01/2011          5,270,000
      2,475,000   REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
                  REDEVELOPMENT PROJECT (PROPERTY TAX REVENUE, ALLIED IRISH BANK
                  PLC LOC)SS.+/-                                                         3.92         07/01/2030          2,475,000
      6,195,000   RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                  (SPECIAL TAX REVENUE LOC, KBC BANK LOC)SS.+/-                          3.93         09/01/2014          6,195,000

28 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     3,200,000   RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR
                  LOC)SS.+/-                                                             3.95%        07/05/2014    $     3,200,000
      5,495,000   ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT STARS STARS
                  2007-035 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-         3.98         08/01/2031          5,495,000
      5,170,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES 1782 (TAX
                  INCREMENTAL REVENUE, FGIC INSURED)SS.+/-                               3.99         12/01/2018          5,170,000
      7,000,000   SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
                  (HOUSING REVENUE, FNMA INSURED)SS.+/-                                  3.94         09/15/2036          7,000,000
      2,060,000   SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.06         02/15/2011          2,060,000
     24,000,000   SACRAMENTO CA USD COP (GO SCHOOL DISTRICTS LOC, FSA
                  INSURED)SS.+/-                                                         3.89         03/01/2031         24,000,000
      7,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES
                  I (HOUSING REVENUE LOC)SS.+/-                                          3.94         05/15/2034          7,000,000
      5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                  INSURED)SS.+/-                                                         3.86         07/15/2029          5,000,000
      6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                  APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                        3.94         02/15/2033          6,000,000
     16,200,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                  PROJECT ISSUE A (MFHR, FHLMC INSURED)SS.+/-                            3.94         12/01/2022         16,200,000
     10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR,
                  FNMA INSURED)SS.+/-                                                    3.87         08/15/2027         10,000,000
        500,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER &
                  SEWER REVENUE)SS.+/-                                                   3.99         12/01/2035            500,000
     12,095,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  (OTHER REVENUE, FGIC INSURED)SS.+/-                                    4.03         12/01/2035         12,095,000
      7,195,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  (SEWER REVENUE, AMBAC INSURED)SS.+/-                                   4.05         12/01/2035          7,195,000
      7,000,000   SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS
                  PROJECT (HOUSING REVENUE, FNMA INSURED)SS.+/-                          3.94         05/01/2026          7,000,000
     11,305,000   SAN BERNARDINO CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                        3.99         08/01/2026         11,305,000
      6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                  SERIES A (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                     3.86         05/15/2029          6,115,000
      5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES
                  A (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                            3.86         05/15/2029          5,600,000
      7,785,000   SAN DIEGO CA (WATER REVENUE, FGIC INSURED)SS.+/-                       3.99         08/01/2024          7,785,000
     16,685,000   SAN DIEGO CA COMMUNITY COLLEGE DISTRICT (OTHER REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                               3.99         08/01/2025         16,685,000
     10,900,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                  SERIES B (PROPERTY TAX REVENUE)                                        4.50         06/30/2008         10,975,850
     14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                              3.94         01/15/2033         14,825,000
      4,000,000   SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA INSURED)SS.+/-              4.02         11/01/2026          4,000,000
     12,000,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                  SERIES B (HOUSING REVENUE LOC)SS.+/-                                   3.94         01/15/2035         12,000,000
     19,130,000   SAN DIEGO CA PFFA SEWER REVENUE SERIES SG 130 (WATER & SEWER
                  REVENUE LOC)SS.+/-                                                     3.99         05/15/2029         19,130,000
      6,215,000   SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE
                  LOC)SS.+/-                                                             4.03         07/01/2027          6,215,000
     11,580,000   SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
                  LOC)SS.+/-                                                             4.03         07/01/2022         11,580,000
     34,825,000   SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                  4.50         07/22/2008         35,072,804
      3,948,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
                  REVENUE, MBIA INSURED)SS.+/-                                           4.00         11/01/2010          3,948,000
      7,515,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES 1939
                  (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                  3.99         05/01/2014          7,515,000
      5,075,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                  SERIES B (MFHR, CITIBANK NA LOC)SS.+/-                                 4.01         03/01/2036          5,075,000
     11,660,000   SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                  CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER
                  REVENUE LOC)SS.+/-                                                     4.00         10/01/2022         11,660,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 29


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     3,190,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT #4 (OTHER REVENUE, BANK OF AMERICA NA LOC)
                  SS.+/-                                                                 3.86%        08/01/2032    $     3,190,000
      8,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC
                  BANK NV LOC)SS.+/-                                                     3.95         08/01/2036          8,000,000
      4,090,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                  LELAND POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)
                  SS.+/-                                                                 4.01         12/01/2019          4,090,000
      5,075,000   SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX
                  REVENUE, MBIA INSURED)SS.+/-                                           3.99         06/15/2021          5,075,000
     11,200,000   SAN JOSE CA FINANCING AUTHORITY PROJECT B (OTHER REVENUE, XLCA
                  COMPANY INSURED)SS.+/-                                                 3.95         03/01/2034         11,200,000
      9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR)SS.+/-             4.01         02/01/2038          9,360,000
      7,900,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                  3.95         08/01/2035          7,900,000
      2,575,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX
                  INCREMENTAL REVENUE LOC)SS.+/-                                         3.99         08/01/2011          2,575,000
      6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                  SERIES 761 (PROPERTY TAX REVENUE LOC, FSA INSURED)SS.+/-               4.03         08/01/2027          6,857,500
      8,720,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
                  INSURED)SS.+/-                                                         3.97         09/15/2032          8,720,000
     12,085,000   SAN LORENZO CA USD ALAMEDA COUNTY SERIES 1805 (PROPERTY TAX
                  REVENUE, FGIC INSURED)SS.+/-                                           4.03         08/01/2037         12,085,000
     10,750,000   SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.00         08/01/2038         10,750,000
      6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
                  INSURED (TAX INCREMENTAL REVENUE LOC)SS.+/-                            4.06         02/01/2011          6,510,000
      6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
                  INSURED (TAX INCREMENTALREVENUE LOC)SS.+/-                             4.06         08/01/2011          6,510,000
      5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                  PROJECT SERIES A (MFHR LOC, FNMA INSURED)SS.+/-                        3.86         12/15/2025          5,900,000
     11,400,000   SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES
                  E (MFHR LOC,FGIC INSURED)SS.+/-                                        3.95         11/15/2017         11,400,000
      8,010,000   SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  MBIA INSURED)SS.+/-                                                    4.03         08/01/2025          8,010,000
      6,100,000   SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                  REVENUE, FGIC INSURED)SS.+/-                                           3.99         08/01/2021          6,100,000
     10,000,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE
                  LOC)SS.+/-                                                             3.86         06/01/2010         10,000,000
     17,695,000   SIMI VALLEY CA SERIES A (MFHR LOC)SS.+/-                               3.86         07/01/2023         17,695,000
      5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING
                  REVENUE, FHLMC INSURED)SS.+/-                                          3.94         09/01/2019          5,700,000
     27,100,000   SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
                  FGIC INSURED)SS.+/-                                                    3.95         11/01/2035         27,100,000
      5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT
                  REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)SS.+/-              4.03         07/01/2011          5,315,000
      1,520,000   TULARE CA LOCAL HEALTH CARE DISTRICT (HCFR, US BANK NA
                  LOC)SS.+/-                                                             3.93         12/01/2032          1,520,000
      6,100,000   UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480
                  MBIA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                4.03         09/01/2022          6,100,000
      7,000,000   UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                4.03         05/15/2035          7,000,000
     12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
                  REVENUE, EAST WEST BANK LOC)SS.+/-                                     3.86         08/01/2037         12,000,000
      7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
                  REVENUE LOC)SS.+/-                                                     3.86         05/15/2029          7,750,000
     43,850,000   VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                          4.50         07/01/2008         44,159,540
      6,595,000   VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX
                  INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)SS.+/-                    3.99         12/01/2019          6,595,000
      3,140,000   WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.06         01/01/2021          3,140,000
      5,455,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                  REVENUE)SS.+/-                                                         4.06         08/01/2025          5,455,000

                                                                                                                      3,355,856,579
                                                                                                                    ---------------

30 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
OTHER: 2.79%
$    26,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST 287 (OTHER REVENUE, MBIA
                  INSURED)SS.+/-                                                         3.99%        09/01/2037    $    26,375,000
      2,065,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4171 (COLLEGE &
                  UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)SS.+/-                     4.03         11/01/2037          2,065,000
     60,000,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS (PROPERTY TAX
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.03         08/01/2028         60,000,000
     18,905,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4329 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                4.03         09/15/2028         18,905,000

                                                                                                                        107,345,000
                                                                                                                    ---------------

PUERTO RICO: 1.66%
      7,200,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20015101 CLASS A (PUERTO
                  RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
                  CITIBANK NA LOC (OTHER REVENUE LOC)SS.+/-                              4.01         10/01/2034          7,200,000
     14,295,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (PUERTO
                  RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES D)
                  CITIBANK NA LOC (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)
                  SS.+/-                                                                 4.01         07/01/2027         14,295,000
     19,000,000   PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                           3.98         07/01/2029         19,000,000
     10,645,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1815 (POWER
                  REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                                3.99         01/01/2015         10,645,000
     10,615,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1816 (POWER
                  REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                                3.99         01/01/2015         10,615,000
      2,080,000   PUERTO RICO PUBLIC FINANCE CORPORATION SERIES 1426 (LEASE
                  REVENUE, FGIC INSURED)SS.+/-                                           3.91         08/01/2010          2,080,000

                                                                                                                         63,835,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,527,036,579)                                                                   3,527,036,579
                                                                                                                    ---------------

COMMERCIAL PAPER: 7.80%
      8,000,000   CHINO BASIN REGIONAL FINANCE AUTHORITY                                 3.65         09/12/2007          8,000,000
     30,975,000   EAST BAY MUNICIPAL WATER SYSTEM                                        3.63         09/14/2007         30,975,000
     26,700,000   GOLDEN GATE BRIDGE SERIES A                                            3.57         12/13/2007         26,700,000
     24,265,000   GOLDEN GATE BRIDGE SERIES B                                            3.85         09/06/2007         24,265,000
     15,920,000   IMPERIAL IRRIGATION DISTRICT SERIES A                                  3.72         02/14/2008         15,920,000
      5,000,000   LOS ANGELES METRO TRANS                                                3.85         09/06/2007          5,000,000
     18,215,000   RIVERSIDE COUNTY TEETER FINANCING SERIES B-2                           3.67         09/12/2007         18,215,000
     30,000,000   SACRAMENTO MUNICIPAL UTILITY                                           3.85         09/06/2007         30,000,000
     11,165,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION SERIES B                      3.62         10/11/2007         11,165,000
     17,545,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                              3.59         10/04/2007         17,545,000
     32,150,000   SAN JOAQUIN TRANSPORTATION AUTHORITY                                   3.70         02/14/2008         32,150,000
      6,000,000   SAN JOAQUIN TRANSPORTATION AUTHORITY                                   3.74         02/14/2008          6,000,000
      7,500,000   TURLOCK IRRIGATION DISTRICT                                            3.65         10/04/2007          7,500,000
      1,000,000   UNIVERSITY OF CALIFORNIA                                               3.62         10/11/2007          1,000,000
      4,400,000   UNIVERSITY OF CALIFORNIA                                               3.65         09/12/2007          4,400,000
      6,700,000   UNIVERSITY OF CALIFORNIA                                               3.67         09/12/2007          6,700,000
     23,450,000   UNIVERSITY OF CALIFORNIA SERIES A                                      3.65         09/13/2007         23,450,000
     30,675,000   UNIVERSITY OF CALIFORNIA SERIES A                                      3.65         10/11/2007         30,675,000

TOTAL COMMERCIAL PAPER (COST $299,660,000)                                                                              299,660,000
                                                                                                                    ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 31


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $3,826,696,579)*                        99.60%                                                                $ 3,826,696,579
OTHER ASSETS AND LIABILITIES, NET              0.40                                                                      15,372,700
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $ 3,842,069,279
                                             ------                                                                 ---------------

--------------------------------------------------------------------------------

SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

32 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT: 7.53%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.24%
$   250,000,000   FHLMC^                                                                 5.17%        11/07/2007    $   247,728,889
    100,000,000   FHLMC^                                                                 5.25         12/10/2007         98,622,063
     67,867,000   FREDDIE MAC^                                                           5.20         11/13/2007         67,198,274
     82,926,000   FREDDIE MAC^                                                           5.26         09/20/2007         82,738,034

                                                                                                                        496,287,260
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 5.29%
    100,000,000   FNMA^                                                                  5.19         11/14/2007         99,001,661
    200,000,000   FNMA^                                                                  5.20         11/30/2007        197,554,333
     77,650,000   FNMA^                                                                  5.22         12/03/2007         76,650,256
    134,187,400   FNMA^                                                                  5.24         09/04/2007        134,187,400
    106,715,000   FNMA^                                                                  5.24         10/01/2007        106,301,104
    250,030,000   FNMA^                                                                  5.24         11/01/2007        247,947,389
     26,330,100   FNMA^                                                                  5.25         09/04/2007         26,330,100
    190,216,500   FNMA^                                                                  5.25         10/01/2007        189,477,509
     42,800,000   FNMA^                                                                  5.25         11/01/2007         42,442,810
     50,000,000   FNMA^                                                                  5.26         12/03/2007         49,360,000

                                                                                                                      1,169,252,562
                                                                                                                    ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,665,539,822)                                                                   1,665,539,822
                                                                                                                    ---------------

AGENCY NOTES - INTEREST BEARING: 17.72%

FEDERAL FARM CREDIT BANK: 5.84%
    177,000,000   FFCB+/-SS.                                                             5.19         11/03/2008        176,949,950
    130,000,000   FFCB+/-SS.                                                             5.19         02/02/2009        129,964,342
    100,000,000   FFCB+/-SS.                                                             5.20         08/03/2009         99,954,092
     80,000,000   FFCB+/-SS.                                                             5.22         12/22/2008         79,980,322
     20,000,000   FFCB+/-SS.                                                             5.22         03/30/2009         19,994,143
     75,000,000   FFCB+/-                                                                5.23         01/24/2008         74,991,542
    160,000,000   FFCB+/-                                                                5.23         06/16/2008        159,962,814
    100,000,000   FFCB+/-SS.                                                             5.36         02/23/2009         99,953,396
    250,000,000   FFCB+/-                                                                5.37         07/24/2008        249,956,158
    150,000,000   FFCB+/-SS.                                                             5.37         07/27/2009        149,931,742
     50,000,000   FFCB+/-                                                                5.38         11/13/2007         49,995,324

                                                                                                                      1,291,633,825
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK: 7.70%
     35,000,000   FHLB                                                                   4.25         09/14/2007         34,989,500
    100,000,000   FHLB+/-                                                                5.19         06/18/2008         99,965,045
    200,000,000   FHLB+/-                                                                5.20         01/10/2008        199,966,195
    150,000,000   FHLB+/-                                                                5.20         01/17/2008        149,977,964
    170,000,000   FHLB+/-                                                                5.20         03/20/2008        169,968,464
     50,000,000   FHLB+/-                                                                5.20         04/02/2008         49,988,689
    200,000,000   FHLB+/-SS.                                                             5.20         10/10/2008        199,915,668
    150,000,000   FHLB+/-SS.                                                             5.20         12/11/2008        149,935,344
    200,000,000   FHLB+/-SS.                                                             5.24         02/11/2009        200,000,000
    100,000,000   FHLB+/-                                                                5.33         05/28/2008         99,962,501

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 33


GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN BANK (continued)
$   100,000,000   FHLB+/-SS.                                                             5.44%        02/18/2009    $   100,000,000
    250,000,000   FHLB+/-                                                                5.46         03/14/2008        249,948,797

                                                                                                                      1,704,618,167
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.44%
     50,000,000   FHLMC+/-                                                               5.22         09/17/2007         49,998,965
    150,000,000   FHLMC+/-                                                               5.35         09/27/2007        149,995,237
    250,000,000   FHLMC+/-                                                               5.36         03/26/2008        249,924,239
     90,360,000   FREDDIE MAC                                                            3.29         10/12/2007         90,171,508

                                                                                                                        540,089,949
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.74%
    250,000,000   FNMA+/-SS.                                                             5.19         12/26/2008        249,857,151
    135,000,000   FNMA+/-                                                                5.20         12/28/2007        134,975,372

                                                                                                                        384,832,523
                                                                                                                    ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,921,174,464)                                                           3,921,174,464
                                                                                                                    ---------------

REPURCHASE AGREEMENTS: 75.22%
  3,000,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $3,001,793,333)                             5.38         09/04/2007      3,000,000,000
    100,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $100,059,111)                    5.32         09/04/2007        100,000,000
  3,500,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $3,502,100,000)                  5.40         09/04/2007      3,500,000,000
    550,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $550,317,778)                               5.20         09/04/2007        550,000,000
  3,500,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $3,502,100,000)                             5.40         09/04/2007      3,500,000,000
    500,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $500,294,444)                 5.30         09/04/2007        500,000,000
    500,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $500,947,917)                 5.25         09/13/2007        500,000,000
    800,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $800,453,333)                               5.10         09/04/2007        800,000,000
    200,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $200,114,444)                               5.15         09/04/2007        200,000,000
     99,422,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $99,479,996)                                5.25         09/04/2007         99,422,000
  1,000,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,597,778)               5.38         09/04/2007      1,000,000,000
  1,000,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,000,891,667)                             5.35         09/06/2007      1,000,000,000
    300,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $300,171,000)                               5.13         09/04/2007        300,000,000
    500,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $500,300,000)                               5.40         09/04/2007        500,000,000
    100,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,060,000)                               5.40         09/04/2007        100,000,000
  1,000,000,000   UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,000,750,000)                             5.40         09/05/2007      1,000,000,000

34 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL REPURCHASE AGREEMENTS (COST $16,649,422,000)                                                                  $16,649,422,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $22,236,136,286)*                     100.47%                                                                 $22,236,136,286

OTHER ASSETS AND LIABILITIES, NET            (0.47)                                                                    (103,160,609)
                                            ------                                                                  ---------------

TOTAL NET ASSETS                            100.00%                                                                 $22,132,975,677
                                            ------                                                                  ---------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

+/-   Variable rate investments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 35


MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 96.35%

MINNESOTA: 96.35%
$     1,345,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)SS.+/-                                           4.00%        11/15/2033    $     1,345,000
      1,110,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR,
                  FIRSTAR BANK NA LOC)SS.+/-                                             4.03         12/01/2014          1,110,000
      1,225,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                  INSURED)SS.+/-                                                         4.00         01/01/2035          1,225,000
      3,620,000   CHAMPLIN MN (HOUSING REVENUE, MERRILL LYNCH CAPITAL SERVICES
                  LOC)SS.+/-                                                             4.15         09/01/2042          3,620,000
      1,400,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
                  INSURED)SS.+/-                                                         3.95         05/01/2027          1,400,000
      1,350,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A (MINNESOTA
                  STATE) (PROPERTY TAX REVENUE)SS.+/-                                    4.04         10/01/2019          1,350,000
      2,420,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 1275
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                  4.03         02/01/2014          2,420,000
      1,800,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                  4.03         02/01/2021          1,800,000
        715,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                  (MFHR, LASALLE NATIONAL BANK NA LOC)SS.+/-                             4.09         04/15/2035            715,000
      1,725,000   LAKE CRYSTAL MN WELLCOME MEMORIAL AREA SCHOOLS INDEPENDENT
                  SCHOOL DISTRICT 2071 SERIES A (PROPERTY TAX REVENUE, SCHOOL
                  DISTRICT CREDIT PROGRAM INSURED)                                       4.50         08/11/2008          1,736,130
      1,110,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC)SS.+/-                                                             4.00         03/01/2029          1,110,000
      2,030,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                         4.05         10/01/2031          2,030,000
      1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                  4.03         01/01/2013          1,000,000
      2,235,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE,
                  US BANK NA LOC)SS.+/-                                                  4.14         10/01/2024          2,235,000
      3,610,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA
                  LOC)SS.+/-                                                             4.09         10/01/2032          3,610,000
     10,885,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES B (HCFR, AMBAC INSURED)SS.+/-                                   3.95         11/15/2029         10,885,000
      4,410,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES C (HCFR LOC)SS.+/-                                              3.93         11/15/2026          4,410,000
      4,100,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
                  2003-B06 (PCR LOC)SS.+/-                                               4.02         03/01/2021          4,100,000
      3,000,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                  PROGRAM CERTIFICATES (EDUCATIONAL FACILITIES REVENUE)                  4.50         08/28/2008          3,024,394
      4,000,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                 5.00         11/01/2007          4,007,428
      2,455,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                  AUTHORITY)SS.+/-                                                       4.05         01/01/2010          2,455,000
      2,970,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES B (HOUSING REVENUE,
                  GO OF AUTHORITY)SS.+/-                                                 4.10         01/01/2033          2,970,000
      1,005,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.96         10/01/2021          1,005,000
      2,185,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.96         04/01/2025          2,185,000
      2,230,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.96         04/01/2027          2,230,000
      2,700,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                  REVENUE, BANK OF NEW YORK LOC)SS.+/-                                   3.96         10/01/2032          2,700,000
      1,555,000   MONTICELLO MN SCHOOL DISTRICT #882 ANTICIPATION CTFS SERIES B
                  (PROPERTY TAX REVENUE)                                                 4.13         08/05/2008          1,559,690
      2,725,000   MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
                  LOC)SS.+/-                                                             4.08         05/01/2026          2,725,000
      3,120,000   NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT (MFHR
                  LOC)SS.+/-                                                             4.09         07/15/2032          3,120,000
      1,600,000   NEW LONDON SPICER MN INDEPENDENT SCHOOL DISTRICT #345 (PROPERTY
                  TAX REVENUE)                                                           4.25         09/23/2008          1,608,527
      1,900,000   NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEM
                  REVENUE (POWER REVENUE LOC)SS.+/-                                      4.03         01/01/2013          1,900,000
      3,190,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE,
                  FHLMC)SS.+/-                                                           4.00         11/01/2035          3,190,000
        840,000   PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK
                  NA LOC)SS.+/-                                                          4.24         10/01/2010            840,000

36 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$     2,375,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                  APARTMENTS LIMITED PARTNERSHIP SERIES A (HOUSING REVENUE,
                  LASALLE NATIONAL BANK NA LOC)SS.+/-                                    4.05%        10/01/2038    $     2,375,000
      2,965,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-             4.03         11/01/2022          2,965,000
        875,000   SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE MN (HOUSING REVENUE
                  LOC)SS.+/-                                                             4.09         01/01/2030            875,000
      4,000,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                  NATIONAL BANK NA LOC)SS.+/-                                            4.05         10/01/2037          4,000,000
        320,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.98         10/01/2025            320,000
      2,910,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-           4.00         10/01/2035          2,910,000
      4,815,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                  FNMA INSURED)SS.+/-                                                    4.09         09/15/2031          4,815,000
      3,800,000   ST. MICHAEL MN IDA SCHOOL DISTRICT #885 (PROPERTY TAX REVENUE,
                  MBIA INSURED)SS.+/-                                                    3.79         02/01/2019          3,800,000
      1,305,000   ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED
                  HOUSING ASSOCIATION (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                  LOC)SS.+/-                                                             4.05         09/01/2035          1,305,000
        680,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR, DEXIA
                  CREDIT LOCAL DE FRANCE LOC)SS.+/-                                      4.04         06/01/2015            680,000
        725,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                  (WATER REVENUE LOC)SS.+/-                                              3.95         12/01/2012            725,000
      1,535,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)SS.+/-                                       4.03         05/01/2022          1,535,000
        485,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)SS.+/-                                       3.98         10/01/2025            485,000
      3,225,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       4.08         03/01/2022          3,225,000
        595,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                4.00         12/01/2025            595,000
        110,000   ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL FACILITIES
                  REVENUE, BANK OF NEW YORK LOC)SS.+/-                                   3.98         04/01/2036            110,000
      4,500,000   ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       4.09         12/01/2025          4,500,000
        745,000   STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA
                  LOC)SS.+/-                                                             4.24         03/01/2018            745,000
      2,090,000   WEST ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #197 SERIES 602
                  (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                  4.03         02/01/2012          2,090,000

                                                                                                                        119,676,169
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $119,676,169)                                                                       119,676,169
                                                                                                                    ---------------

COMMERCIAL PAPER: 3.22%
      4,000,000   ROCHESTER MN HEALTH CARE                                               3.65         12/13/2007          4,000,000

TOTAL COMMERCIAL PAPER (COST $4,000,000)                                                                                  4,000,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $123,676,169)*                         99.57%                                                                 $   123,676,169

OTHER ASSETS AND LIABILITIES, NET             0.43                                                                          535,597
                                            ------                                                                  ---------------

TOTAL NET ASSETS                            100.00%                                                                 $   124,211,766
                                            ------                                                                  ---------------

--------------------------------------------------------------------------------
SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 37


MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 1.45%
$    26,000,000   ARKLE MASTER ISSUER PLC+++/-                                           5.55%        11/19/2007    $    26,000,000
     29,000,000   CARLYLE CAPITAL INVESTMENT LIMITED+++/-                                5.42         05/08/2008         28,998,043
     48,000,000   CARLYLE LOAN INVESTMENT LIMITED+++/-                                   5.41         04/11/2008         48,000,000
     20,000,000   CARLYLE LOAN INVESTMENT LIMITED+++/-                                   5.42         07/14/2008         20,000,000
     12,000,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                       5.56         04/15/2008         12,000,000
     32,000,000   SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+++/-                       5.43         04/11/2008         32,000,000

TOTAL ASSET BACKED SECURITIES (COST $166,998,043)                                                                       166,998,043
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT: 4.63%
     91,000,000   ABN-AMRO BANK (LONDON)                                                 5.32         10/16/2007         91,000,000
      8,000,000   BANK OF IRELAND                                                        5.32         10/12/2007          7,999,993
     74,000,000   BARCLAYS BANK PLC                                                      5.34         12/05/2007         74,000,000
     91,000,000   BARCLAYS BANK PLC (NEW YORK)                                           5.32         10/16/2007         91,000,000
     23,000,000   CALYON (NEW YORK) SERIES YCD+/-                                        5.30         09/13/2007         22,999,845
     60,000,000   NATIXIS+/-                                                             5.40         03/06/2008         60,000,000
     59,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                   5.27         04/03/2008         58,991,477
     94,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                   5.27         07/03/2008         93,907,008
      5,000,000   UNICREDITO ITALIANO (LONDON)                                           5.32         10/17/2007          5,000,000
     29,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                      5.31         05/02/2008         29,001,818

TOTAL CERTIFICATES OF DEPOSIT (COST $533,900,141)                                                                       533,900,141
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.56%
     64,067,721   PARAGON MORTGAGES PLC SERIES 12A+++/-                                  5.60         09/15/2007         64,067,721

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $64,067,721)                                                             64,067,721
                                                                                                                    ---------------

COMMERCIAL PAPER: 46.12%
     72,750,000   ABN AMRO NORTH AMERICA FINANCE INCORPORATED^                           5.17         11/16/2007         71,987,317
     40,000,000   ASSCHER FINANCE CORPORATION++^                                         5.23         12/03/2007         39,477,000
    119,750,000   ASSCHER FINANCE CORPORATION++^                                         5.21         12/10/2007        118,068,943
    115,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++^                           5.75         09/04/2007        115,000,000
     91,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++^                           6.10         09/05/2007         90,984,581
     35,000,000   ATLAS CAPITAL FUNDING CORPORATION++^                                   5.21         01/03/2008         34,387,101
     68,264,000   ATOMIUM FUNDING LLC++^                                                 5.27         10/05/2007         67,954,214
     39,430,000   ATOMIUM FUNDING LLC++^                                                 5.26         10/10/2007         39,222,598
     31,991,000   ATOMIUM FUNDING LLC++^                                                 5.22         01/17/2008         31,364,776
     48,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.48         10/19/2007         48,000,000
      5,750,000   CAIRN HIGH GRADE FUNDING I LLC++^                                      5.28         09/21/2007          5,735,663
     20,000,000   CC USA INCORPORATED++^                                                 5.42         11/16/2007         19,780,189
     20,094,000   CEDAR SPRINGS CAPITAL COMPANY++^                                       5.27         09/12/2007         20,070,468
     40,719,000   CEDAR SPRINGS CAPITAL COMPANY++^                                       5.28         09/17/2007         40,641,362
     10,708,000   CEDAR SPRINGS CAPITAL COMPANY++^                                       5.28         09/18/2007         10,686,013
     36,734,000   CEDAR SPRINGS CAPITAL COMPANY++^                                       5.29         09/21/2007         36,642,236
     77,873,000   CEDAR SPRINGS CAPITAL COMPANY++^                                       5.27         10/18/2007         77,371,412
     58,000,000   CHARTA LLC++^                                                          5.30         10/26/2007         57,555,978
     18,566,000   CITY OF CHICAGO                                                        5.35         10/16/2007         18,566,000
    130,000,000   CLIPPER RECEIVABLES COMPANY LLC++^                                     5.80         09/04/2007        130,000,000
     40,000,000   CLIPPER RECEIVABLES COMPANY LLC++^                                     6.30         09/07/2007         39,979,000

38 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$    60,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++^                                   5.60%        11/14/2007    $    59,337,333
      2,500,000   CRC FUNDING LLC++^                                                     5.25         10/15/2007          2,485,052
     36,000,000   CROWN POINT CAPITAL COMPANY+++/-                                       5.31         12/14/2007         35,997,054
     64,750,000   CULLINAN FINANCE CORPORATION++^                                        5.28         11/01/2007         64,199,193
      9,750,000   DEER VALLEY FUNDING LLC++^                                             5.28         09/12/2007          9,738,560
     38,000,000   DORADA FINANCE INCORPORATED++^                                         5.91         11/28/2007         37,469,742
    208,000,000   EBBETS FUNDING LLC++^                                                  6.50         09/04/2007        208,000,000
     39,000,000   ERASMUS CAPITAL CORPORATION++^                                         6.50         09/04/2007         39,000,000
     52,499,000   ERASMUS CAPITAL CORPORATION++^                                         5.27         09/17/2007         52,399,091
     25,000,000   ERASMUS CAPITAL CORPORATION++^                                         5.26         10/22/2007         24,824,667
     23,569,000   FALCON ASSET SECURITY COMPANY LLC++^                                   5.42         10/02/2007         23,469,644
     10,000,000   FIVE FINANCE INCORPORATED++^                                           5.26         10/09/2007          9,948,861
     20,000,000   FIVE FINANCE INCORPORATED++^                                           5.26         10/15/2007         19,880,189
     61,750,000   FIVE FINANCE INCORPORATED++^                                           5.26         10/23/2007         61,307,904
    110,000,000   FIVE FINANCE INCORPORATED++^                                           5.42         11/16/2007        108,791,038
     33,750,000   FIVE FINANCE INCORPORATED++^                                           5.23         11/26/2007         33,343,041
     22,000,000   FIVE FINANCE INCORPORATED++^                                           5.91         11/28/2007         21,693,008
     60,000,000   FIVE FINANCE INCORPORATED++^                                           5.91         12/05/2007         59,103,650
    101,000,000   GALLEON CAPITAL LLC++^                                                 5.80         09/04/2007        101,000,000
     98,000,000   GALLEON CAPITAL LLC++^                                                 6.30         09/07/2007         97,948,550
     48,922,000   GEMINI SECURITIZATION LLC++^                                           5.32         11/05/2007         48,473,766
     90,000,000   GERMAN RESIDENTIAL FUNDING+/-                                          5.48         11/23/2007         90,000,000
     15,000,000   GOVCO LLC++^                                                           5.25         10/10/2007         14,921,250
     75,000,000   GOVCO LLC++^                                                           5.60         10/19/2007         74,475,000
    125,000,000   GOVCO LLC++^                                                           5.60         10/23/2007        124,047,222
     61,750,000   HARRIER FINANCE FUNDING US LLC++^                                      5.27         09/21/2007         61,596,328
     30,000,000   HARRIER FINANCE FUNDING US LLC++^                                      5.26         10/15/2007         29,820,283
     45,000,000   HARRIER FINANCE FUNDING US LLC++^                                      5.26         10/16/2007         44,723,850
     30,000,000   HARRIER FINANCE FUNDING US LLC++^                                      5.26         10/18/2007         29,807,133
     50,000,000   HARRIER FINANCE FUNDING US LLC++^                                      5.19         11/19/2007         49,452,167
     32,000,000   HARRIER FINANCE FUNDING US LLC++^                                      5.22         01/29/2008         31,317,920
     10,000,000   HBOS TREASURY SERVICE (SYDNEY)^                                        5.25         10/16/2007          9,938,808
     31,389,000   HUDSON-THAMES LLC++^                                                   5.19         10/15/2007         31,203,465
     20,000,000   HUDSON-THAMES LLC++^                                                   5.30         11/06/2007         19,814,500
     10,000,000   HUDSON-THAMES LLC++^                                                   5.19         11/15/2007          9,896,300
     12,000,000   K2 (USA) LLC++^                                                        6.25         09/04/2007         12,000,000
     25,700,000   K2 (USA) LLC++^                                                        5.25         10/26/2007         25,505,108
     44,000,000   KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++^                          5.17         11/19/2007         43,519,764
     30,889,000   KESTREL FUNDING US LLC++^                                              5.18         11/13/2007         30,577,879
     32,500,000   KESTREL FUNDING US LLC++^                                              5.24         01/22/2008         31,837,722
     85,000,000   LEGACY CAPITAL LLC++^                                                  5.29         11/07/2007         84,200,622
     30,000,000   LEXINGTON PARKER CAPITAL CORPORATION++^                                5.30         11/06/2007         29,721,750
     23,000,000   LIBERTY STREET FUNDING LLC++^                                          6.00         09/04/2007         23,000,000
     28,000,000   MONUMENT GLOBAL FUNDING II+++/-                                        5.34         12/20/2007         28,000,000
     56,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                       5.46         02/01/2008         56,029,254
     81,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                             5.75         09/04/2007         81,000,000
     92,000,000   NORTH SEA FUNDING LLC++^                                               6.35         09/07/2007         91,951,317

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 39


MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$     8,000,000   NORTHERN ROCK PLC++^                                                   5.25%        10/16/2007    $     7,951,000
     25,213,000   OLD LINE FUNDING LLC++^                                                5.65         10/03/2007         25,098,246
     60,898,000   OLD LINE FUNDING LLC++^                                                5.75         10/16/2007         60,489,476
     75,701,000   PARK AVENUE RECEIVABLES CORPORATION++^                                 5.62         10/12/2007         75,251,925
     41,552,000   PARK AVENUE RECEIVABLES CORPORATION++^                                 5.45         10/17/2007         41,281,508
     20,000,000   PICAROS FUNDING LLC++^                                                 5.21         01/09/2008         19,632,406
     25,000,000   PRUDENTIAL PLC++^                                                      5.28         11/02/2007         24,783,667
     98,500,000   SAINT GERMAIN HOLDINGS INCORPORATED++^                                 5.35         11/06/2007         97,577,794
     49,750,000   SAINT GERMAIN HOLDINGS INCORPORATED++^                                 5.28         11/09/2007         49,268,420
    114,000,000   SHEFFIELD RECEIVABLES++^                                               6.15         09/05/2007        113,980,525
    231,000,000   SHEFFIELD RECEIVABLES++^                                               6.50         09/05/2007        230,958,292
     30,000,000   STANFIELD VICTORIA FUNDING LLC++^                                      5.18         11/19/2007         29,671,933
     25,000,000   STANFIELD VICTORIA FUNDING LLC++^                                      5.21         12/06/2007         24,663,521
     50,000,000   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.47         01/17/2008         49,996,332
     23,000,000   SURREY FUNDING CORPORATION++^                                          6.15         09/05/2007         22,996,071
     62,000,000   SURREY FUNDING CORPORATION++^                                          6.50         09/05/2007         61,988,806
     20,000,000   TANGO FINANCE CORPORATION++^                                           5.27         09/17/2007         19,961,939
     49,750,000   TANGO FINANCE CORPORATION++^                                           5.35         11/08/2007         49,269,429
     61,130,000   TASMAN FUNDING INCORPORATED++^                                         5.35         11/05/2007         60,566,755
     45,000,000   TEMPO FINANCE CORPORATION++^                                           5.21         01/11/2008         44,159,887
     45,000,000   TEMPUS FUNDING LLC++^                                                  5.27         09/24/2007         44,868,250
      8,681,000   TEMPUS FUNDING LLC++^                                                  5.28         09/24/2007          8,655,536
     97,498,000   TULIP FUNDING CORPORATION++^                                           5.21         12/20/2007         95,988,216
     75,000,000   UBS FINANCE (DELAWARE) LLC^                                            5.19         10/05/2007         74,664,813
    175,000,000   UBS FINANCE (DELAWARE) LLC^                                            5.25         10/12/2007        174,030,208
     35,750,000   VERSAILLES CDS LLC++^                                                  5.27         09/19/2007         35,671,499
     40,000,000   VERSAILLES CDS LLC++^                                                  5.26         10/10/2007         39,789,600
    129,750,000   VERSAILLES CDS LLC++^                                                  5.65         11/09/2007        128,406,006
     24,750,000   VETRA FINANCE INCORPORATED++^                                          5.30         10/29/2007         24,549,594
     29,500,000   WESTPAC SECURITIES NZ LIMITED++^                                       5.26         10/09/2007         29,349,140
     23,598,000   WESTPAC SECURITIES NZ LIMITED++^                                       5.26         10/15/2007         23,456,635
     95,000,000   WHISTLEJACKET CAPITAL LLC++^                                           5.27         10/30/2007         94,221,211
     13,750,000   ZELA FINANCE CORPORATION++^                                            5.28         09/18/2007         13,721,767
     25,580,000   ZELA FINANCE INCORPORATED++^                                           5.27         09/26/2007         25,497,618

TOTAL COMMERCIAL PAPER (COST $5,312,660,861)                                                                          5,312,660,861
                                                                                                                    ---------------

CORPORATE BONDS & NOTES: 0.43%
      4,855,000   CEI CAPITAL LLC+/-SS.                                                  5.61         03/01/2033          4,855,000
      2,730,000   CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-SS.                        5.71         09/01/2042          2,730,000
     31,815,000   HSBC FINANCE CORPORATION                                               5.84         02/15/2008         31,884,775
     10,000,000   LP PINEWOOD SPV+/-SS.                                                  5.61         02/01/2018         10,000,000

TOTAL CORPORATE BONDS & NOTES (COST $49,469,775)                                                                         49,469,775
                                                                                                                    ---------------

EXTENDABLE BONDS: 14.38%
     57,500,000   ALLIED IRISH BANKS PLC+++/-                                            5.52         09/18/2008         57,500,000
     70,000,000   BANK OF IRELAND+++/-                                                   5.54         09/19/2008         70,000,000
     72,000,000   BASF FINANCE EUROPE NV+++/-                                            5.35         09/19/2008         72,000,000

40 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
EXTENDABLE BONDS (continued)
$    73,000,000   BES FINANCE LIMITED+++/-                                               5.37%        08/29/2008    $    73,000,000
     73,500,000   BNP PARIBAS SA+/-                                                      5.33         06/16/2008         73,500,000
     88,000,000   CAISSE NATIONALE+++/-                                                  5.35         09/09/2008         88,000,000
     95,000,000   DNB NOR BANK ASA+++/-                                                  5.51         09/24/2008         95,000,000
    114,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                       5.63         09/12/2008        114,000,000
    126,000,000   HBOS TREASURY SERVICES PLC SERIES MTN+++/-                             5.30         09/05/2008        126,000,000
    100,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                           5.47         06/06/2008        100,000,000
     80,000,000   INTESA BANK (IRELAND) PLC+++/-                                         5.52         09/24/2008         80,000,000
     69,000,000   IRISH LIFE & PERMANENT PLC+++/-                                        5.52         09/19/2008         69,000,000
     77,000,000   LEHMAN BROTHERS HOLDINGS+/-                                            5.54         09/27/2008         77,000,000
     92,500,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.51         08/22/2008         92,500,000
     50,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.52         09/17/2008         50,000,000
     38,000,000   MORGAN STANLEY+/-                                                      5.15         09/02/2008         38,000,000
     35,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                       5.38         07/03/2008         35,000,000
     27,000,000   NORDEA BANK AB+++/-                                                    5.32         09/08/2008         27,000,000
     75,000,000   NORDEA BANK AB+++/-                                                    5.56         09/10/2008         75,000,000
     45,000,000   NORTHERN ROCK PLC+++/-                                                 5.45         07/08/2008         45,000,000
     50,000,000   NORTHERN ROCK PLC+++/-                                                 5.39         08/01/2008         50,000,000
     58,500,000   PARCS MASTER TRUST+++/-                                                5.36         09/20/2007         58,500,000
     12,000,000   PREMIUM ASSET TRUST+++/-                                               5.67         09/12/2008         12,000,000
     78,000,000   TOTTA IRELAND PLC+++/-                                                 5.33         09/05/2008         78,000,000

TOTAL EXTENDABLE BONDS (COST $1,656,000,000)                                                                          1,656,000,000
                                                                                                                    ---------------

MEDIUM TERM NOTES: 6.41%
     36,000,000   ALLSTATE LIFE GLOBAL FUND TRUST SERIES MTN+/-                          5.60         11/14/2007         36,003,422
     26,000,000   ATLAS CAPITAL FUNDING CORPORATION+++/-                                 5.32         12/10/2007         26,000,000
     48,000,000   BEAR STEARNS COMPANY INCORPORATED+/-                                   5.61         07/11/2008         48,000,000
     82,750,000   CULLINAN FINANCE CORPORATION SERIES MTN+++/-                           5.32         01/04/2008         82,744,810
     66,000,000   K2 (USA) LLC+++/-                                                      5.36         08/11/2008         65,987,699
     22,000,000   KESTREL FUNDING US LLC SERIES MTN+++/-                                 5.33         09/21/2007         21,999,799
     35,000,000   LIBERTY LIGHT US CAPITAL+++/-                                          5.32         01/07/2008         34,997,634
     37,000,000   LIBERTY LIGHT US CAPITAL+++/-                                          5.37         03/20/2008         37,005,925
     29,500,000   LIBERTY LIGHT US CAPITAL+++/-                                          5.32         04/02/2008         29,495,051
     55,000,000   PYXIS MASTER TRUST SERIES 2007-1+++/-                                  5.56         12/20/2007         55,000,000
     68,000,000   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.52         11/27/2007         68,000,000
     38,000,000   SEDNA FINANCE INCORPORATED+++/-                                        5.32         10/12/2007         37,999,416
     41,000,000   SEDNA FINANCE INCORPORATED+++/-                                        5.32         03/25/2008         40,996,626
    106,000,000   SEDNA FINANCE INCORPORATED SERIES MTN++                                5.35         05/29/2008        106,000,000
     22,800,000   VETRA FINANCE INCORPORATED SERIES MTN+++/-                             5.33         12/06/2007         22,799,419
     25,500,000   ZELA FINANCE INCORPORATED SERIES MTN+++/-                              5.33         12/07/2007         25,499,343

TOTAL MEDIUM TERM NOTES (COST $738,529,144)                                                                             738,529,144
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES: 0.70%
      9,600,000   COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B (HOUSING
                  REVENUE)+/-SS.                                                         5.75         11/01/2033          9,600,000
      9,670,000   COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C (HOUSING
                  REVENUE)+/-SS.                                                         5.75         11/01/2036          9,670,000
        130,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-SS.                      5.64         12/15/2026            130,000
        135,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-SS.                      5.64         12/15/2026            135,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 41


MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES (continued)
$       160,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-SS.                      5.64%        12/15/2026    $       160,000
         60,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-SS.                      5.81         12/15/2026             60,000
        240,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-SS.                      5.64         12/15/2026            240,000
     10,505,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK
                  OF AMERICA NA LOC)+/-SS.                                               5.51         11/01/2028         10,505,000
      1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
                  (IDR)+/-SS.                                                            5.30         10/01/2021          1,000,000
     21,000,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                  (HEFAR, AMBAC INSURED)+/-SS.                                           5.50         12/01/2046         21,000,000
     27,000,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                  (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                  5.50         06/01/2045         26,999,736
        810,000   SUSSEX WI ROTATING EQUIPMENT PROJECT SERIES B (IDR LOC)+/-SS.          5.69         11/01/2020            810,000

TOTAL MUNICIPAL BONDS & NOTES (COST $80,309,736)                                                                         80,309,736
                                                                                                                    ---------------

PROMISSORY NOTES: 0.95%
    110,000,000   GOLDMAN SACHS GROUP INCORPORATED+++/-                                  5.38         01/28/2008        110,000,000

TOTAL PROMISSORY NOTES (COST $110,000,000)                                                                              110,000,000
                                                                                                                    ---------------

SECURED MASTER NOTE AGREEMENT: 3.35%
    125,600,000   BANK OF AMERICA SECURITIES LLC+/-(E)                                   5.44                 --        125,600,000
    259,900,000   CITIGROUP GLOBAL MARKETS INCORPORATED+++/-(E)                          5.45                 --        259,900,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $385,500,000)                                                                 385,500,000
                                                                                                                    ---------------

TIME DEPOSITS: 4.76%
    289,000,000   DEXIA BANK SA (BRUSSELS)                                               5.38         09/04/2007        289,000,000
    115,000,000   FORTIS BANK (GRAND CAYMAN)                                             5.40         09/04/2007        115,000,000
    144,000,000   ROYAL BANK OF SCOTLAND PLC                                             5.13         09/04/2007        144,000,000

TOTAL TIME DEPOSITS (COST $548,000,000)                                                                                 548,000,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS: 16.67%
    325,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $325,194,278)                               5.38         09/04/2007        325,000,000
    325,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $325,195,000)                    5.40         09/04/2007        325,000,000
    386,418,302   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $386,650,153)                               5.40         09/04/2007        386,418,302
    284,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $284,171,978)                               5.45         09/04/2007        284,000,000
    142,000,000   JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $142,086,147)                               5.46         09/04/2007        142,000,000
    229,000,000   LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $229,138,927)                    5.46         09/04/2007        229,000,000
    229,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $229,138,927)                               5.46         09/04/2007        229,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,920,418,302)                                                                     1,920,418,302
                                                                                                                    ---------------

42 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $11,565,853,723)*                     100.41%                                                                 $11,565,853,723

OTHER ASSETS AND LIABILITIES, NET            (0.41)                                                                     (46,969,329)
                                            ------                                                                  ---------------

TOTAL NET ASSETS                            100.00%                                                                 $11,518,884,394
                                            ------                                                                  ---------------

--------------------------------------------------------------------------------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

^     Zero coupon bond. Interest rate presented is yield to maturity.

SS. These securities are subject to a demand feature which reduces the effective maturity.

(e)   The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 43


MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER: 8.26%
$     5,000,000   ASCENSION PARISH LA                                                    3.77%        10/11/2007    $     5,000,000
      1,695,000   BOSTON WATER & SEWER SERIES A                                          3.70         12/13/2007          1,695,000
      3,000,000   BURKE COUNTY POLLUTION CONTROL                                         3.75         10/05/2007          3,000,000
      2,625,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                  3.72         09/13/2007          2,625,000
      1,200,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                  3.74         09/13/2007          1,200,000
      3,000,000   MIAMI DADE COUNTY FL                                                   3.78         02/12/2008          3,000,000
      1,455,000   PALM BEACH COUNTY SCHOOL DISTRICT                                      3.77         01/16/2008          1,455,000
      1,500,000   ROCHESTER MN HEALTH CARE SERIES 01-C                                   3.72         11/08/2007          1,500,000
      4,950,000   ROCHESTER MN HEALTH CARE SERIES 92-C                                   3.65         12/13/2007          4,950,000
      1,630,000   SAN ANTONIO ELECTRIC & GAS                                             3.73         10/10/2007          1,630,000
      2,000,000   SAN ANTONIO ELECTRIC & GAS SERIES A                                    3.70         10/11/2007          2,000,000
      2,595,000   ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                  4.05         09/01/2035          2,595,000
      2,070,000   UNIVERSITY OF TEXAS SYSTEM SERIES A                                    3.74         10/10/2007          2,070,000

TOTAL COMMERCIAL PAPER (COST $32,720,000)                                                                                32,720,000
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES: 91.57%

ALABAMA: 1.22%
        435,000   BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE,
                  AMBAC INSURED)+/-SS.                                                   4.06         06/01/2025            435,000
      3,900,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  BARRY PLANT PROJECT SERIES B (IDR)+/-SS.                               4.02         09/01/2031          3,900,000
        500,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  THEODORE PLANT SERIES A (IDR)+/-SS.                                    4.02         04/01/2031            500,000

                                                                                                                          4,835,000
                                                                                                                    ---------------
ALASKA: 0.76%
      3,000,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES C (IDR LOC)+/-SS.                                       3.94         07/01/2037          3,000,000
                                                                                                                    ---------------

ARIZONA: 0.58%
      2,300,000   PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR)+/-SS.           4.10         02/15/2031          2,300,000
                                                                                                                    ---------------

CALIFORNIA: 0.02%
        100,000   PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)+/-SS.               4.08         05/01/2008            100,000
                                                                                                                    ---------------

COLORADO: 2.63%
      2,000,000   COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED
                  PROJECT SERIES A (OTHER REVENUE, US BANK NA LOC)+/-SS.                 4.03         01/01/2032          2,000,000
      7,175,000   DOUGLAS COUNTY CO LINCOLN POINTE LOFTS PROJECT (OTHER
                  REVENUE, US BANK NA LOC)+/-SS.                                         4.01         12/01/2039          7,175,000
      1,250,000   HUDSON CO SERIES A (IDR, US BANK NA LOC)+/-SS.                         4.24         11/01/2020          1,250,000

                                                                                                                         10,425,000
                                                                                                                    ---------------
FLORIDA: 4.08%
      3,485,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY PROJECT 2723
                  (AIRPORT REVENUE, AMBAC INSURED)+/-SS.                                 4.12         10/01/2015          3,485,000
      4,370,000   HILLSBOROUGH COUNTY FL PORT DISTRICT PROJECT 2571 (AIRPORT
                  REVENUE, MBIA INSURED)+/-SS.                                           4.08         06/01/2020          4,370,000
      3,115,000   ORANGE COUNTY FL HOMEOWNER SERIES MT 118 (HOUSING
                  REVENUE)+/-SS.                                                         4.12         03/01/2034          3,115,000
      5,185,000   SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL (HOUSING REVENUE,
                  FIRST SECURITY BANK LOC)+/-SS.                                         4.12         01/01/2030          5,185,000

                                                                                                                         16,155,000
                                                                                                                    ---------------

44 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
GEORGIA: 6.39%
$    25,300,000   CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                4.20%        01/01/2023    $    25,300,000
                                                                                                                    ---------------

IDAHO: 0.52%
      2,045,000   BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT CORPORATION
                  YELLOWSTONE PLASTICS PROJECT (IDR)+/-SS.                               4.12         08/01/2014          2,045,000
                                                                                                                    ---------------

ILLINOIS: 5.92%
      5,730,000   AURORA IL SERIES E05 (SINGLE FAMILY HOUSING REVENUE, GNMA
                  INSURED)+/-SS.                                                         4.07         06/01/2045          5,730,000
      1,985,000   GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK ONE CHICAGO
                  NA LOC)+/-SS.                                                          4.27         04/01/2016          1,985,000
      1,500,000   GREENVILLE IL GREENVILLE COLLEGE PROJECT (OTHER
                  REVENUE)+/-SS.(I)                                                      3.70         11/01/2036          1,500,000
      3,335,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED
                  PROJECT (IDR)+/-SS.                                                    4.27         06/01/2017          3,335,000
        700,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH MEDICAL
                  INDUSTRY PROJECT (IDR)+/-SS.                                           4.12         06/01/2011            700,000
        945,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN
                  CHASE BANK LOC)+/-SS.                                                  4.27         12/01/2018            945,000
      2,600,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY BRAINARD LANDINGS
                  APARTMENTS (HOUSING REVENUE, US BANK NA LOC)+/-SS.                     4.07         05/01/2042          2,600,000
      2,385,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE
                  CHICAGO NA LOC)+/-SS.                                                  4.27         10/01/2021          2,385,000
      2,600,000   LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
                  CORPORATION LOC)+/-SS.                                                 4.10         07/01/2029          2,600,000
      1,660,000   LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-SS.                                                        4.27         12/01/2009          1,660,000

                                                                                                                         23,440,000
                                                                                                                    ---------------

INDIANA: 2.31%
      1,925,000   GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE,
                  FHLMC INSURED)+/-SS.                                                   4.09         09/01/2029          1,925,000
      7,226,000   INDIANAPOLIS IN PEDCOR INVESTMENTS WATERFRONT SERIES A
                  (HOUSING REVENUE, FHLMC INSURED)+/-SS.                                 4.10         01/01/2032          7,226,000

                                                                                                                          9,151,000
                                                                                                                    ---------------

IOWA: 3.71%
      6,000,000   DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK
                  NA LOC)+/-SS.                                                          4.09         08/01/2027          6,000,000
      1,360,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER
                  REVENUE, KBC BANK NV LOC)+/-SS.                                        4.03         11/01/2036          1,360,000
      4,750,000   IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A (HCFR, MBIA
                  INSURED)SS.                                                            5.13         07/01/2008          4,894,667
        100,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-SS.                                                             4.03         03/01/2036            100,000
        210,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                  (COLLEGE & UNIVERSITY REVENUE LOC)+/-SS.                               3.98         04/01/2033            210,000
      2,115,000   IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
                  (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)              4.25         01/25/2008          2,120,359

                                                                                                                         14,685,026
                                                                                                                    ---------------

KANSAS: 1.26%
      5,000,000   OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA
                  LOC)+/-SS.                                                             4.20         08/01/2027          5,000,000
                                                                                                                    ---------------

KENTUCKY: 2.58%
      4,155,000   DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE, SOCIETE
                  GENERALE LOC)+/-SS.                                                    4.10         07/01/2020          4,155,000
      2,275,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER
                  REVENUE)                                                               4.50         06/26/2008          2,289,012
      1,800,000   LEXINGTON-FAYETTE KY URBAN COUNTY AIRPORT CORPORATION FIRST
                  MORTGAGE SERIES A (AIRPORT REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC)+/-SS.                                                   4.05         07/01/2028          1,800,000
      1,955,000   MADISONVILLE KY INDUSTRIAL BUILDING PERIOD INCORPORATED
                  PROJECT (IDR)+/-SS.                                                    4.12         05/01/2015          1,955,000

                                                                                                                         10,199,012
                                                                                                                    ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 45


MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MICHIGAN: 4.46%
$     2,150,000   MICHIGAN SERIES B2 (OTHER REVENUE, SCOTIABANK LOC)                     4.50%        08/20/2008    $     2,166,289
     15,485,000   WAYNE COUNTY MI AIRPORT AUTHORITY (AIRPORT REVENUE, MBIA
                  INSURED)+/-SS.                                                         4.06         12/01/2024         15,485,000

                                                                                                                         17,651,289
                                                                                                                    ---------------

MINNESOTA: 8.87%
      1,985,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                  PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC)+/-SS.                     4.09         04/15/2035          1,985,000
        765,000   MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE
                  NATIONAL BANK NA LOC)+/-SS.                                            4.03         05/01/2027            765,000
      2,140,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  (AIRPORT REVENUE, FGIC INSURED)+/-SS.                                  4.03         01/01/2013          2,140,000
         90,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK
                  NA LOC)+/-SS.                                                          4.09         10/01/2032             90,000
      1,500,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                  PROGRAM CERTIFICATES (EDUCATIONAL FACILITIES REVENUE)                  4.50         08/28/2008          1,512,197
      1,965,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                  SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL &
                  ISLEY BANK LOC)+/-SS.                                                  3.98         12/01/2034          1,965,000
        525,000   MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
                  LOC)+/-SS.                                                             4.08         05/01/2026            525,000
      7,725,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                  APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE
                  NATIONAL BANK NA LOC)+/-SS.                                            4.05         10/01/2038          7,725,000
      6,000,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                  NATIONAL BANK NA LOC)+/-SS.                                            4.05         10/01/2037          6,000,000
      2,205,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                  FNMA INSURED)+/-SS.                                                    4.09         09/15/2031          2,205,000
      6,000,000   ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED
                  HOUSING ASSOCIATION (HOUSING REVENUE, LASALLE
                  NATIONAL BANK NA LOC)+/-SS.                                            4.05         09/01/2035          6,000,000
        450,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                                4.04         06/01/2015            450,000
        760,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                                4.04         03/01/2018            760,000
      1,635,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                       4.08         03/01/2022          1,635,000
      1,370,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                       3.98         05/01/2025          1,370,000

                                                                                                                         35,127,197
                                                                                                                    ---------------

MISSISSIPPI: 0.20%
        775,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM &
                  GLASS PROJECT (IDR, COMERCIA BANK CA LOC)+/-SS.                        4.17         01/01/2014            775,000
                                                                                                                    ---------------

MISSOURI: 1.39%
      3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR, BANK
                  ONE CHICAGO NA LOC)+/-SS.                                              4.27         03/01/2010          3,300,000
        340,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  SOUTHWEST BAPTIST UNIVERSITY PROJECT (HCFR, BANK OF
                  AMERICA NA LOC)+/-SS.                                                  4.03         10/01/2033            340,000
      1,845,000   MISSOURI STATE PUBLIC UTILITIES COMMUNITY (OTHER REVENUE)              4.75         09/01/2008          1,861,832

                                                                                                                          5,501,832
                                                                                                                    ---------------

NEW MEXICO: 0.71%
      1,300,000   NEW MEXICO HOUSING AUTHORITY REGION III EL PUEBLO APARTMENTS
                  PROJECT SERIES A (HOUSING REVENUE, US BANK NA LOC)+/-SS.               4.03         12/01/2044          1,300,000
      1,500,000   NEW MEXICO HOUSING AUTHORITY REGION III MADEIRA COURT
                  APARTMENTS PROJECT SERIES B (HOUSING REVENUE,
                  US BANK NA LOC)+/-SS.                                                  4.03         12/01/2044          1,500,000

                                                                                                                          2,800,000
                                                                                                                    ---------------

46 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEW YORK: 0.03%
$       100,000   NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)+/-SS.                     3.98%        09/01/2036    $       100,000
                                                                                                                    ---------------

NORTH CAROLINA: 2.22%
      3,200,000   LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING
                  COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.               4.12         07/01/2027          3,200,000
      5,600,000   SURRY COUNTY NC INDUSTRIAL FACILITIES & PCFA OTTENWELLER
                  COMPANY SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-SS.                                                             4.04         06/01/2027          5,600,000

                                                                                                                          8,800,000
                                                                                                                    ---------------

NORTH DAKOTA: 1.64%
      3,000,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A
                  (HOUSING REVENUE, LLOYDS BANK LOC)+/-SS.                               4.00         07/01/2037          3,000,000
      3,500,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B
                  (HOUSING REVENUE)+/-SS.                                                4.00         01/01/2035          3,500,000

                                                                                                                          6,500,000
                                                                                                                    ---------------

OHIO: 0.33%
      1,310,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR,
                  BANK ONE CHICAGO NA LOC)+/-SS.                                         4.27         10/01/2021          1,310,000
                                                                                                                    ---------------

OREGON: 0.25%
      1,010,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY
                  PARK PLAZA PROJECT (HEALTHCARE FACILITIES REVENUE, ALLIED
                  IRISH BANK PLC LOC)+/-SS.                                              3.97         11/15/2033          1,010,000
                                                                                                                    ---------------

OTHER: 8.35%
         15,000   CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002
                  (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY
                  LOC)+/-SS.(i)++                                                        4.30         02/01/2030             15,000
     33,055,000   SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                  (OTHER REVENUE, FHLMC INSURED)+/-SS.                                   4.10         07/01/2041         33,055,000

                                                                                                                         33,070,000
                                                                                                                    ---------------

PENNSYLVANIA: 0.33%
      1,300,000   PHILADELPHIA PA SCHOOL DISTRICT TRAN SERIES A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)                                                4.50         06/27/2008          1,307,960
                                                                                                                    ---------------

SOUTH CAROLINA: 2.27%
      5,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY SOUTH
                  ATLANTIC CANNERS PROJECT (IDR, WACHOVIA BANK LOC)+/-SS.                4.07         12/01/2021          5,000,000
      4,000,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                  ROCKY CREEK (MFHR, WACHOVIA BANK LOC)+/-SS.                            4.05         01/01/2048          4,000,000

                                                                                                                          9,000,000
                                                                                                                    ---------------

TENNESSEE: 7.31%
        685,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BOND FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.                3.96         01/01/2033            685,000
      1,345,000   COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY
                  PERFORATED PRODUCTS PROJECT (IDR, M&I MARSHALL &
                  ILSLEY LOC)+/-SS.                                                      4.12         06/01/2016          1,345,000
      8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
                  MANUFACTURING COMPANY PROJECT (IDR, LASALLE BANK NA LOC)+/-SS.         4.19         05/01/2020          8,000,000
      2,200,000   PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT
                  (IDR, US BANK NA LOC)+/-SS.                                            4.19         01/01/2017          2,200,000
      7,425,000   SCA TAX-EXEMPT TRUST PT-2518 HAMILTON COUNTY TN INDUSTRIAL
                  (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-SS.                       4.12         01/01/2030          7,425,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 47


MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
TENNESSEE (continued)
$     2,925,000   SCA TAX-EXEMPT TRUST PT-2520 MEMPHIS TN HEALTH EDUCATIONAL
                  FINANCE (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-SS.               4.12%        01/01/2030    $     2,925,000
      6,355,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL HOUSING FACILITIES EDEN
                  POINTE APARTMENTS (OTHER REVENUE, REGIONS BANK LOC)+/-SS.              4.14         03/01/2040          6,355,000

                                                                                                                         28,935,000
                                                                                                                    ---------------

TEXAS: 6.48%
      7,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-69 (PROPERTY TAX
                  REVENUE, MBIA INSURED)+/-SS.                                           4.07         10/01/2014          7,500,000
      4,100,000   BRAZOS RIVER TX HARBOR NAVAL DISTRICT MEREY SWEENY LP PROJECT
                  SERIES A (IDR, BANK OF AMERICA NA LOC)+/-SS.                           4.01         04/01/2021          4,100,000
      3,990,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES 778 Z
                  (AIRPORT REVENUE, MBIA INSURED)+/-SS.                                  4.05         11/01/2011          3,990,000
      2,000,000   HARRIS COUNTY TX HEALTHCARE FACILITIES DEVELOPMENT
                  CORPORATION CHILDRENS HOSPITAL REVENUE SERIES B1
                  (HCFR, MBIA INSURED)+/-SS.                                             3.95         10/01/2029          2,000,000
      8,000,000   TEXAS STATE TRAN (OTHER REVENUE)                                       4.50         08/28/2008          8,060,672

                                                                                                                         25,650,672
                                                                                                                    ---------------

UTAH: 3.16%
      5,000,000   UTAH HOUSING CORPORATION POINTE APARTMENTS PROJECT (OTHER
                  REVENUE, US BANK NA LOC)+/-SS.                                         4.03         08/01/2024          5,000,000
      7,500,000   UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A
                  (HOUSING REVENUE)+/-SS.                                                4.17         07/01/2038          7,500,000

                                                                                                                         12,500,000
                                                                                                                    ---------------

VIRGINIA: 0.25%
      1,000,000   KING GEORGE COUNTY VA IDA EXEMPT FACILITIES REVENUE BIRCHWOOD
                  POWER PARTNERS PROJECT (IDR LOC)+/-SS.                                 4.13         11/01/2025          1,000,000
                                                                                                                    ---------------

WASHINGTON: 7.74%
      4,700,000   PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION CROWLEY
                  MARINE SERVICES PROJECT BP WEST COAST PRODUCTS LLC PROJECT
                  (AIRPORT REVENUE, CITIBANK NA LOC)+/-SS.                               4.00         12/31/2021          4,700,000
      7,245,000   SCA TAX-EXEMPT TRUST PT-2519 WASHINGTON STATE HOUSING FINANCE
                  (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-SS.                       4.12         01/01/2030          7,245,000
        120,000   WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF
                  PUGET SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                                          4.01         10/01/2036            120,000
      6,365,000   WASHINGTON STATE HOUSING FINANCE COMMISSION EAGLES LANDING
                  APARTMENTS PROJECT SERIES A (MULTI-FAMILY HOUSING
                  REVENUE, FNMA INSURED)+/-SS.                                           4.00         08/15/2039          6,365,000
      9,640,000   WASHINGTON STATE HOUSING FINANCE COMMISSION MERRILL GARDENS
                  TACOMA SERIES A (OTHER REVENUE, BANK OF AMERICA LOC)+/-SS.             4.01         09/15/2040          9,640,000
      2,585,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LAKEWOOD
                  MEADOWS APARTMENTS PROJECT SERIES A (MFHR LOC,
                  FNMA INSURED)+/-SS.                                                    4.09         07/15/2033          2,585,000

                                                                                                                         30,655,000
                                                                                                                    ---------------

WISCONSIN: 3.60%
      1,535,000   ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY (IDR)+/-SS.             4.12         05/01/2020          1,535,000
        925,000   MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (IDR)+/-SS.            4.12         05/01/2020            925,000
      3,500,000   MILWAUKEE WI RDA DEVELOPMENT HELWIG CARBON PRODUCTS SERIES A
                  (IDR)+/-SS.                                                            4.12         11/01/2028          3,500,000
      2,890,000   NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (IDR)+/-SS.             4.12         07/01/2021          2,890,000
      1,425,000   OREGON WI FIVE K PARTNERSHIP PROJECT A (IDR, US BANK NA
                  LOC)+/-SS.                                                             4.14         06/01/2021          1,425,000
      3,410,000   WISCONSIN STATE (PROPERTY TAX REVENUE, GO OF AUTHORITY)                5.00         05/01/2008          3,437,113
        525,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  AURORA HEALTH CARE SERIES A
                  (HOSPITAL REVENUE, MARSHALL & ISLEY BANK LOC)+/-SS.                    3.93         04/01/2028            525,000

                                                                                                                         14,237,113
                                                                                                                    ---------------

48 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL MUNICIPAL BONDS & NOTES (COST $362,566,101)                                                                   $   362,566,101
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $395,286,101)*                                              99.83%                                            $   395,286,101

OTHER ASSETS AND LIABILITIES, NET                                  0.17                                                     670,950
                                                                 ------                                             ---------------

TOTAL NET ASSETS                                                 100.00%                                            $   395,957,051
                                                                 ------                                             ---------------

--------------------------------------------------------------------------------
+/-   Variable rate investments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

(i)   Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 49


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 88.99%

ALABAMA: 5.17%
$     7,940,000   BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.06%        06/01/2025    $     7,940,000
      5,900,000   BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
                  HOUSING REVENUE (OTHER REVENUE LOC)SS.+/-                              3.97         07/01/2037          5,900,000
     27,350,000   COLUMBIA AL IDA SERIES A (IDR)SS.+/-                                   4.00         06/01/2022         27,350,000
     17,265,000   COLUMBIA AL IDA SERIES B (PCR)SS.+/-                                   4.00         05/01/2022         17,265,000
     10,000,000   DCH AL HEALTH CARE AUTHORITY (HCFR, REGIONS BANK LOC)SS.+/-            3.97         06/01/2020         10,000,000
      8,700,000   EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)SS.+/-             4.00         06/01/2028          8,700,000
     22,800,000   JEFFERSON COUNTY AL SERIES C4 (SEWER REVENUE, XLCA COMPANY
                  INSURED)SS.+/-                                                         3.99         02/01/2040         22,800,000
     45,000,000   JEFFERSON COUNTY AL SERIES C6 (SEWER REVENUE, XL CAPITAL
                  ASSURANCE COMPANY INSURED)SS.+/-                                       3.99         02/01/2040         45,000,000
     22,825,000   JEFFERSON COUNTY AL SERIES C7 (SEWER REVENUE, XLCA COMPANY
                  INSURED)SS.+/-                                                         3.97         02/01/2040         22,825,000
     15,070,000   JEFFERSON COUNTY AL SUBSERIES B2 (SEWER REVENUE, XLCA COMPANY
                  INSURED)SS.+/-                                                         3.97         02/01/2042         15,070,000
     15,000,000   MOBILE AL EDUCATIONAL BUILDING AUTHORITY SPRING HILL COLLEGE
                  PROJECT (OTHER REVENUE, REGIONS BANK LOC)SS.+/-                        3.97         09/01/2037         15,000,000
     12,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  PROJECT SERIES C (IDR)SS.+/-                                           4.05         08/01/2017         12,000,000
      3,900,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD HOLNAM INCORPORATED
                  SERIES B (IDR, WACHOVIA BANK LOC)SS.+/-                                3.93         06/01/2032          3,900,000
     22,000,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                  SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA)SS.+/-                     3.94         02/01/2040         22,000,000
     11,450,000   MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
                  SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, REGIONS BANK LOC)SS.+/-                                       3.97         09/01/2024         11,450,000
      5,595,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES 435
                  (NURSING HOME REVENUE, MBIA INSURED)SS.+/-                             4.05         11/15/2029          5,595,000
      5,750,000   PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                  UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK
                  LOC)SS.+/-                                                             3.97         03/01/2025          5,750,000

                                                                                                                        258,545,000
                                                                                                                    ---------------
ALASKA: 0.48%
      7,495,000   ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                  (HOUSING REVENUE, MBIA INSURED)SS.+/-                                  4.09         06/01/2026          7,495,000
      6,445,000   ANCHORAGE AK PLANT 2657 (LEASE REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             4.06         02/01/2018          6,445,000
     10,000,000   NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                         4.00         06/30/2010         10,000,000

                                                                                                                         23,940,000
                                                                                                                    ---------------
ARIZONA: 1.63%
     10,200,000   GREATER ARIZONA DEVELOPMENT AUTHORITY SERIES 2056 (OTHER
                  REVENUE, MBIA INSURED)SS.+/-                                           4.03         08/01/2015         10,200,000
     10,425,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED)SS.+/-                                                         4.00         04/15/2030         10,425,000
     19,300,000   PHOENIX AZ IDA PARADISE LAKES APARTMENTS PROJECT (MFHR, BANK
                  OF AMERICA NA LOC)SS.+/-                                               3.95         07/01/2025         19,300,000
     41,410,000   SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)SS.+/-                                          4.00         10/01/2025         41,410,000

                                                                                                                         81,335,000
                                                                                                                    ---------------
CALIFORNIA: 1.68%

      1,605,000   CARSON CA RDA SERIES 696 (OTHER REVENUE, AMBAC INSURED)SS.+/-          3.99         10/01/2041          1,605,000
     14,410,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 235 (WATER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                         4.05         07/01/2029         14,410,000
      2,390,000   ESCONDIDO CA (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                3.99         09/01/2036          2,390,000
      3,305,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE,
                  MBIA INSURED)SS.+/-                                                    4.06         09/01/2025          3,305,000

50 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    25,000,000   LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                             4.50%        06/30/2008    $    25,166,101
        800,000   LOS ANGELES CA USD SERIES 2007 (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                        4.04         01/01/2028            800,000
        375,000   MONTEREY COUNTY CA COP SERIES 1868 (LEASE REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.03         08/01/2028            375,000
      1,500,000   PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)SS.+/-                                                             3.99         08/01/2020          1,500,000
      2,135,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER &
                  SEWER REVENUE)SS.+/-                                                   3.99         12/01/2035          2,135,000
     30,000,000   SACRAMENTO COUNTY CA TRAN SERIES A (OTHER REVENUE)                     4.25         07/09/2008         30,145,031
      2,205,000   WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.06         01/01/2021          2,205,000

                                                                                                                         84,036,132
                                                                                                                    ---------------
COLORADO: 1.82%
      1,600,000   ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             3.80         11/01/2020          1,600,000
     10,055,000   AURORA CO WATER IMPROVEMENT REVENUE ROCS-RR-II-R-9132 (OTHER
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.03         08/01/2039         10,055,000
     10,055,000   AURORA CO WATER IMPROVEMENT REVENUE ROCS-RR-II-R-9133 (OTHER
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.03         08/01/2039         10,055,000
     13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT
                  (TAX INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)SS.+/-            3.98         12/01/2030         13,785,000
      6,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY NATIONAL
                  JEWISH FEDERAL BUILDING PROGRAM SERIES A11 (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)SS.+/-                                          3.97         08/01/2027          6,000,000
        200,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES
                  A8 (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                       3.96         09/01/2035            200,000
      7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK
                  OF AMERICA NA LOC)SS.+/-                                               3.98         12/01/2036          7,560,000
     14,975,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-        4.05         01/01/2025         14,975,000
      5,240,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R-001 SERIES 665
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                  4.03         12/15/2012          5,240,000
      3,225,000   MESA COUNTY CO VALLEY SCHOOL DISTRICT #051 GRAND JUNCTION
                  SERIES 684 (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                  4.03         12/01/2012          3,225,000
     10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC)SS.+/-                                             4.00         12/01/2030         10,600,000
      7,510,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                  (PROPERTY TAX REVENUE, US BANK NA LOC)SS.+/-                           4.00         11/15/2034          7,510,000

                                                                                                                         90,805,000
                                                                                                                    ---------------
DELAWARE: 0.31%
     15,500,000   KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                               3.97         07/01/2036         15,500,000
                                                                                                                    ---------------
DISTRICT OF COLUMBIA: 0.70%
      5,280,000   DEUTSCHE BANK SPEARS LIFERS TRUST 249 (COLLEGE & UNIVERSITY
                  REVENUE, MBIA INSURED)SS.+/-                                           4.03         10/01/2029          5,280,000
      5,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST 254 (TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.03         06/01/2036          5,000,000
     10,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST 255 (TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.03         10/01/2025         10,000,000
     14,890,000   DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN
                  (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                               4.00         04/01/2036         14,890,000

                                                                                                                         35,170,000
                                                                                                                    ---------------
FLORIDA: 4.90%
     18,415,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY CONTINUING CARE
                  OAK HAMMOCK UNIVERSITY (BANQUE NATIONALE PARIS LOC)SS.+/-              3.98         10/01/2037         18,415,000
      5,900,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                  SERIES A (HCFR, BNP PARIBAS LOC)SS.+/-                                 3.98         10/01/2032          5,900,000
      4,715,000   BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES
                  657 (TAX INCREMENTAL REVENUE, MBIA INSURED)SS.+/-                      4.03         10/01/2012          4,715,000
      2,615,000   BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE REVENUE,
                  FGIC INSURED)SS.+/-                                                    4.03         07/01/2012          2,615,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 51


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$     8,835,000   BROWARD COUNTY FL HFA ISLAND CLUB APARTMENTS SERIES A (MFHR,
                  FHLMC INSURED)SS.+/-                                                   3.98%        07/01/2031    $     8,835,000
     11,450,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                  (OTHER REVENUE, FNMA INSURED)SS.+/-                                    4.00         04/15/2036         11,450,000
      4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING
                  REVENUE, US BANK NA LOC)SS.+/-                                         3.97         07/01/2025          4,000,000
      9,000,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20010906 CLASS A FLORIDA
                  STATE BOARD OF EDUCATION LOTTERY SERIES B (OTHER REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.04         07/01/2019          9,000,000
      5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED)SS.+/-                                4.00         12/01/2013          5,100,000
      1,700,000   FLORIDA HOUSING FINANCE CORPORATION SERIES B (HOUSING
                  REVENUE, MBIA INSURED)SS.+/-                                           4.02         01/01/2016          1,700,000
      5,130,000   FLORIDA STATE TURNPIKE AUTHORITY DEPARTMENT OF TRANSPORTATION
                  SERIES B (TOLL ROAD REVENUE)SS.                                        5.50         07/01/2008          5,255,773
        480,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HCFR, WACHOVIA BANK LOC)SS.+/-                                        4.12         12/01/2014            480,000
     15,440,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY CHARITY OB GROUP
                  C (HOSPITAL REVENUE, MBIA INSURED)SS.+/-                               3.98         08/15/2019         15,440,000
     11,000,000   JEA FL ELECTRIC SYSTEM SERIES 3B (OTHER REVENUE, CIFG
                  INSURED)SS.+/-                                                         3.92         10/01/2037         11,000,000
      6,015,000   JEA FL SERIES B (WATER & SEWER REVENUE, XLCA COMPANY
                  INSURED)SS.+/-                                                         3.92         10/01/2036          6,015,000
     14,925,000   MIAMI DADE COUNTY FL SPECIAL OBLIGATION (OTHER REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.03         04/01/2025         14,925,000
     17,250,000   MIAMI DADE COUNTY FL (WATER & SEWER REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                        3.98         10/01/2025         17,250,000
      1,415,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                  BANK OF AMERICA NA LOC)SS.+/-                                          4.02         05/01/2027          1,415,000
      1,200,000   ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
                  PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)SS.+/-         4.00         01/01/2028          1,200,000
      1,855,000   ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES 560 (LEASE
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.03         08/01/2012          1,855,000
      3,230,000   PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
                  (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-                 3.97         03/01/2027          3,230,000
      3,400,000   PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT
                  (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)SS.+/-                      3.98         08/01/2031          3,400,000
        280,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-              3.97         05/01/2025            280,000
      5,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                  (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                  LOC)SS.+/-                                                             3.97         05/01/2031          5,500,000
     29,965,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                  GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF
                  SCOTLAND LOC)SS.+/-                                                    3.98         06/01/2036         29,965,000
      5,090,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                  (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                               4.00         10/01/2041          5,090,000
      2,200,000   SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.09         10/01/2010          2,200,000
     34,610,000   SUNSHINE STATE FL GOVERNMENTAL FINANCING COMMISSION FLORIDA
                  (OTHER REVENUE LOC)SS.+/-                                              4.05         07/01/2016         34,610,000
     14,300,000   TAMPA FL UNIVERSITY OF TAMPA LLC PROJECT (HEFAR)SS.+/-                 3.98         10/01/2037         14,300,000

                                                                                                                        245,140,773
                                                                                                                    ---------------
GEORGIA: 1.39%
      5,405,000   ATLANTA GA (OTHER REVENUE, FGIC INSURED)SS.+/-                         4.09         01/01/2030          5,405,000
      1,185,000   COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                  SERIES 580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)SS.+/-          4.03         07/15/2012          1,185,000
     25,065,000   FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST MORTGAGE
                  LENBROOK PROJECT C (HOSPITAL REVENUE, BANK OF SCOTLAND
                  LOC)SS.+/-                                                             3.94         07/01/2017         25,065,000
      5,205,000   FULTON DE KALB GA ROCS RR II R 2074 (HCFR, FIRST SECURITY
                  BANK LOC)SS.+/-                                                        4.03         01/01/2020          5,205,000

52 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
GEORGIA (continued)
$    18,040,000   GEORGIA LOCAL GOVERNMENT COP SERIES K (GO - POLITICAL
                  SUBDIVISION)SS.+/-                                                     4.03%        12/01/2022    $    18,040,000
      5,500,000   GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
                  UNIVERSITY PROJECT SERIES A (OTHER REVENUE)SS.+/-                      4.04         10/01/2036          5,500,000
      9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC
                  INSURED)SS.+/-                                                         4.00         01/01/2034          9,285,000

                                                                                                                         69,685,000
                                                                                                                    ---------------
HAWAII: 0.27%
      7,235,000   HAWAII STATE (TOLL ROAD REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             4.09         07/01/2019          7,235,000
      6,455,000   HAWAII STATE ROCS RR II R 6058 (GO - STATES, TERRITORIES,
                  MBIA INSURED)SS.+/-                                                    4.03         10/01/2021          6,455,000

                                                                                                                         13,690,000
                                                                                                                    ---------------
ILLINOIS: 9.05%
      5,000,000   CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES A (PROPERTY
                  TAX REVENUE)SS.+/-                                                     4.03         06/01/2021          5,000,000
      3,500,000   CHICAGO IL BOARD OF EDUCATION SERIES E1 (PROPERTY TAX
                  REVENUE, CIFG INSURED)SS.+/-                                           3.97         03/01/2026          3,500,000
     15,840,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE,
                  MBIA INSURED)SS.+/-                                                    4.03         01/01/2026         15,840,000
      5,345,000   CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
                  GOVERNMENTS, AMBAC INSURED)SS.+/-                                      4.03         01/01/2024          5,345,000
      5,700,000   CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.02         01/01/2027          5,700,000
      5,922,000   COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX
                  REVENUE, FGIC INSURED)SS.+/-                                           4.05         11/15/2028          5,922,000
      5,125,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021301 CLASS A ILLINOIS
                  STATE (GO - STATES, TERRITORIES, FGIC INSURED)SS.+/-                   4.04         02/01/2019          5,125,000
     18,025,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021303 CLASS A COOK
                  COUNTY IL SERIES C (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-         4.04         11/15/2025         18,025,000
      5,500,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021306 CLASS A
                  (RECREATIONAL FACILITIES REVENUE LOC, FGIC INSURED)SS.+/-              4.04         01/01/2029          5,500,000
      1,000,000   GREENVILLE IL GREENVILLE COLLEGE PROJECT (OTHER REVENUE)SS.+/-         3.70         11/01/2036          1,000,000
      5,700,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF
                  SCIENCES (RECREATIONAL FACILITIES REVENUE, JPMORGAN
                  CHASE BANK LOC)SS.+/-                                                  4.00         01/01/2033          5,700,000
      6,255,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY
                  PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-          3.97         12/01/2024          6,255,000
      4,080,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LITTLE CITY FOUNDATION
                  PROJECT (HFFA REVENUE)SS.+/-                                           3.97         02/01/2019          4,080,000
      4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                4.00         10/01/2031          4,300,000
      9,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES
                  PROJECT (HCFR, NORTHERN TRUST CORPORATION LOC)SS.+/-                   3.97         04/01/2035          9,000,000
     14,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE
                  BANK LOC)SS.+/-                                                        4.00         04/01/2025         14,500,000
     10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE
                  BANK LOC)SS.+/-                                                        4.00         04/01/2032         10,000,000
     11,600,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SACRED HEART SCHOOLS
                  PROJECT (EDUCATIONAL FACILITIES REVENUE, FIFTH
                  THIRD BANK LOC)SS.+/-                                                  3.97         07/01/2033         11,600,000
     10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                  3.97         06/01/2024         10,000,000
     11,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY
                  PROJECT (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                           3.97         09/01/2008         11,300,000
      5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL
                  SOCIETY SERIES B (OTHER REVENUE, NORTHERN TRUST
                  CORPORATION LOC)SS.+/-                                                 3.97         12/15/2025          5,000,000
        185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                  PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-          3.97         03/01/2028            185,000
     12,750,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL
                  PROJECT (PRIVATE SCHOOL REVENUE, NORTHERN TRUST
                  CORPORATION LOC)SS.+/-                                                 3.97         07/01/2035         12,750,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 53


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (continued)
$    27,135,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
                  NORTHERN TRUST CORPORATION LOC)SS.+/-                                  3.97%        09/01/2024    $    27,135,000
     28,000,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                         3.97         09/01/2031         28,000,000
      4,135,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B
                  (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                         3.95         05/15/2035          4,135,000
      9,800,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
                  REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                         3.97         02/01/2035          9,800,000
     13,000,000   ILLINOIS FINANCE AUTHORITY SAINT IGNATUIS COLLEGE (PRIVATE
                  SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                         4.00         12/01/2036         13,000,000
     41,870,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                  TERRITORIES, NORTHERN TRUST CORPORATION LOC)SS.+/-                     3.96         09/01/2035         41,870,000
      5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT
                  (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-         3.98         01/01/2037          5,820,000
      8,000,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR, NORTHERN
                  TRUST CORPORATION LOC)SS.+/-                                           3.97         11/01/2035          8,000,000
      5,700,000   ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
                  INSURED)SS.+/-                                                         3.95         08/01/2015          5,700,000
     20,535,000   ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
                  INSURED)SS.+/-                                                         4.03         05/15/2024         20,535,000
     13,075,000   ILLINOIS HEALTH FACILITIES AUTHORITY RIVERSIDE HEALTH SYSTEM
                  SERIES B (NURSING HOME REVENUE, LASALLE NATIONAL
                  BANK NA LOC)SS.+/-                                                     3.97         11/15/2017         13,075,000
     13,300,000   ILLINOIS RIVERSIDE HEALTH SYSTEMS (HCFR, LASALLE NATIONAL
                  BANK NA LOC)SS.+/-                                                     3.97         11/01/2019         13,300,000
      4,500,000   ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9 (SALES TAX
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                4.09         06/15/2019          4,500,000
        200,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.03         11/01/2012            200,000
      2,280,000   ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.03         11/01/2012          2,280,000
      7,530,000   ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)SS.+/-               4.03         05/01/2012          7,530,000
      5,210,000   ILLINOIS STATE SERIES II (PROPERTY TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                         4.03         10/01/2020          5,210,000
     24,910,000   ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355 (STATE &
                  LOCAL GOVERNMENTS, FIRST SECURITY BANK LOC)SS.+/-                      4.03         01/01/2014         24,910,000
      4,300,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                4.00         10/01/2032          4,300,000
      7,555,000   KANE COUNTY IL COMMUNITY SCHOOL DISTRICT #304 (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                         4.03         01/01/2024          7,555,000
      7,488,000   MONTGOMERY IL SPECIAL SERVICE AREA #10 BLACKBERRY CROSSING
                  WEST (SPECIAL TAX REVENUE, BANK OF AMERICA NA LOC)SS.+/-               3.97         03/01/2025          7,488,000
      4,500,000   NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A (SOLID
                  WASTE REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                   4.00         05/01/2015          4,500,000
      8,470,000   ORLAND HILLS IL MFHR SERIES A LASALLE NATIONAL BANK LOC
                  (HOUSING REVENUE LOC)SS.+/-                                            3.97         12/01/2014          8,470,000
      1,355,000   ROMEOVILLE IL LEWIS UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                         3.96         10/01/2036          1,355,000
      2,570,000   WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.98         12/01/2032          2,570,000
      5,830,000   WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER TRAILS PROJECT
                  (OTHER REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                    3.97         12/01/2025          5,830,000

                                                                                                                        452,695,000
                                                                                                                    ---------------
INDIANA: 3.49%
     11,325,000   DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL BUILDING
                  CORPORATION (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.+/-             4.03         07/15/2019         11,325,000
     12,125,000   DYER IN RDA ECONOMIC DEVELOPMENT (LEASE REVENUE, CIFG
                  INSURED)SS.+/-                                                         4.06         07/15/2023         12,125,000
     31,100,000   GOSHEN IN ECONOMIC DEVELOPMENT GOSHEN COLLEGE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-          3.96         10/01/2042         31,100,000

54 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
INDIANA (continued)
$     5,400,000   HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                  REVENUE, MBIA INSURED)SS.+/-                                           4.03%        07/15/2012    $     5,400,000
     10,000,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  FLOYD MEMORIAL HOSPITAL & HEALTH PROJECT (HOSPITAL
                  REVENUE, NATIONAL CITY BANK)SS.+/-                                     4.03         10/01/2036         10,000,000
     14,025,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  SCHNECK MEMORIAL HOSPITAL SERIES B (HOSPITAL
                  REVENUE, FIFTH THIRD BANK LOC)SS.+/-                                   3.98         02/15/2036         14,025,000
     11,120,000   INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HCFR, FIFTH
                  THIRD BANK LOC)SS.+/-                                                  3.94         01/01/2022         11,120,000
      1,435,000   INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL (HCFR
                  LOC)SS.+/-                                                             3.95         01/01/2020          1,435,000
      7,055,000   INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES
                  A MBIA INSURED (HCFR LOC)SS.+/-                                        3.98         12/01/2015          7,055,000
     16,335,000   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM (ELECTRIC
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.03         01/01/2025         16,335,000
        605,000   INDIANA PROJECT A (HFFA REVENUE, COMERCIA BANK CA LOC)SS.+/-           4.03         01/01/2035            605,000
      7,600,000   INDIANA SERIES 107 (HFFA REVENUE, MBIA INSURED)SS.+/-                  4.03         11/01/2019          7,600,000
     12,000,000   INDIANA STATE FINANCE AUTHORITY GOODWILL INDUSTRIES CENTRAL
                  INDIANA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
                  CHASE BANK LOC)SS.+/-                                                  3.96         12/01/2036         12,000,000
      8,790,000   INDIANA STATE UNIVERSITY OF INDIANAPOLIS (COLLEGE &
                  UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)SS.+/-                        4.03         10/01/2030          8,790,000
      1,980,000   INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL
                  ROAD REVENUE, FGIC INSURED)SS.+/-                                      4.02         12/01/2022          1,980,000
      2,040,000   INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.03         08/01/2023          2,040,000
     10,330,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES F2 (TAX
                  ALLOCATION REVENUE LOC)SS.+/-                                          3.93         02/01/2020         10,330,000
      5,795,000   NOBLESVILLE IN MULTIPLE SCHOOL BUILDING CORPORATION (OTHER
                  REVENUE, FGIC INSURED)SS.+/-                                           4.03         07/15/2022          5,795,000
      5,355,000   SHELBYVILLE IN CENT RENOVATION SCHOOL BUILDING CORPORATION
                  (OTHER REVENUE, MBIA INSURED)SS.+/-                                    3.91         07/15/2018          5,355,000

                                                                                                                        174,415,000
                                                                                                                    ---------------
IOWA: 2.83%
      8,640,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER
                  REVENUE, KBC BANK NV LOC)SS.+/-                                        4.03         11/01/2026          8,640,000
      2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
                  (MFHR, FHLMC INSURED)SS.+/-                                            4.09         05/01/2031          2,960,000
     16,400,000   IOWA FINANCE AUTHORITY HEALTH CARE SYSTEM SERIES A3 (HOSPITAL
                  REVENUE, FGIC INSURED)SS.+/-                                           3.93         02/15/2035         16,400,000
     13,910,000   IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A1 (HCFR, FGIC
                  INSURED)SS.+/-                                                         3.93         02/15/2035         13,910,000
      8,930,000   IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A2 (HCFR, FGIC
                  INSURED)SS.+/-                                                         3.93         02/15/2035          8,930,000
      9,465,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK
                  PLC LOC)SS.+/-                                                         4.03         03/01/2036          9,465,000
      4,500,000   IOWA FINANCE AUTHORITY MORNINGSIDE COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                              4.03         10/01/2012          4,500,000
      5,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT
                  A (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                             4.03         06/01/2039          5,715,000
      2,005,000   IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                  NA LOC)SS.+/-                                                          3.98         07/01/2025          2,005,000
      4,700,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC)SS.+/-                                                 4.03         05/01/2029          4,700,000
      3,150,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE
                  FACILITIES (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK
                  NA LOC)SS.+/-                                                          3.98         11/01/2032          3,150,000
     17,050,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE LORAS
                  COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, LASALLE
                  NATIONAL BANK NA LOC)SS.+/-                                            3.98         11/01/2030         17,050,000
     13,835,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                  (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                               3.98         04/01/2033         13,835,000
      2,000,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES
                  MOINES UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE,
                  ALLIED IRISH BANK PLC LOC)SS.+/-                                       4.03         10/01/2033          2,000,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 55


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
IOWA (continued)
$     8,000,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                  UNIVERSITY OF DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN
                  TRUST CORPORATION LOC)SS.+/-                                           3.98%        04/01/2035    $     8,000,000
     19,970,000   IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
                  (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)              4.25         01/25/2008         20,020,603

                                                                                                                        141,280,603
                                                                                                                    ---------------
KANSAS: 0.10%
      3,565,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY DEACONESS LONG
                  TERM CARE SERIES C (HCFR, JPMORGAN CHASE BANK LOC)SS.+/-               3.95         05/15/2030          3,565,000
      1,500,000   OLATHE KS HEALTH FACILITIES REVEUNE SERIES A (HOSPITAL
                  REVENUE LOC)SS.+/-                                                     3.98         09/01/2032          1,500,000

                                                                                                                          5,065,000
                                                                                                                    ---------------
KENTUCKY: 2.66%
     13,080,000   CHRISTIAN COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST
                  SERIES B (OTHER REVENUE, US BANK NA LOC)SS.+/-                         3.96         08/01/2037         13,080,000
      9,810,000   JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE
                  PROJECT SERIES (LEASE REVENUE, WACHOVIA BANK LOC)SS.+/-                3.97         09/01/2029          9,810,000
     31,275,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER
                  REVENUE)                                                               4.50         06/26/2008         31,467,626
     67,826,000   KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)SS.+/-                                   3.98         08/01/2016         67,826,000
     11,000,000   LEXINGTON KY CONTROL CORPORATION MORTGAGE SERIES A (LEASE
                  REVENUE, AMBAC INSURED)SS.+/-                                          3.96         10/01/2021         11,000,000

                                                                                                                        133,183,626
                                                                                                                    ---------------
LOUISIANA: 1.53%
     15,000,000   ABN AMRO MUNITOPS CTFS TRUST 2002-17 (OTHER REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.02         06/01/2010         15,000,000
     11,635,000   EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.06         02/01/2024         11,635,000
     16,665,000   JEFFERSON LA SALES TAX DISTRICT (SALES TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                         4.03         12/01/2022         16,665,000
      7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)SS.+/-           4.05         09/01/2033          7,845,000
      5,620,000   LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE SERIES II-R-192
                  (HCFR LOC)SS.+/-                                                       4.03         05/15/2022          5,620,000
     13,500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER ATHLETIC
                  FOUNDATION PROJECT (COLLEGE & UNIVERSITY REVENUE)SS.+/-                3.93         09/01/2034         13,500,000
      6,310,000   LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE
                  SERIES 7038 (EDUCATIONAL FACILITIES REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.03         07/01/2024          6,310,000

                                                                                                                         76,575,000
                                                                                                                    ---------------
MAINE: 0.21%
      4,595,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.97         01/01/2030          4,595,000
      4,180,000   MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                4.03         07/01/2012          4,180,000
      1,915,000   SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                              3.97         08/01/2024          1,915,000

                                                                                                                         10,690,000
                                                                                                                    ---------------
MARYLAND: 0.13%
      2,905,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                               4.02         03/01/2032          2,905,000
      3,740,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC)SS.+/-                                                             3.98         04/01/2030          3,740,000

                                                                                                                          6,645,000
                                                                                                                    ---------------

56 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS: 0.22%
$     6,700,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                  BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                  BANK LOC)SS.+/-                                                        4.01%        06/01/2036    $     6,700,000
      4,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
                  CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC)SS.+/-                     4.00         10/15/2011          4,500,000

                                                                                                                         11,200,000
                                                                                                                    ---------------
MICHIGAN: 4.04%
     26,665,000   DEARBORN MI SCHOOL DISTRICT SERIES C05 (PROPERTY TAX REVENUE,
                  FGIC INSURED)SS.+/-                                                    4.02         05/01/2022         26,665,000
     12,800,000   DETROIT MI (WATER REVENUE, MBIA INSURED)SS.+/-                         4.05         01/01/2011         12,800,000
      8,000,000   EASTERN MICHIGAN UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
                  FGIC INSURED)SS.+/-                                                    3.98         06/01/2027          8,000,000
     25,325,000   EASTERN MICHIGAN UNIVERSITY SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, XLCA COMPANY INSURED)SS.+/-                                   3.98         06/01/2036         25,325,000
        800,000   FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD
                  GENERAL HOSPITAL SERIES B (HCFR, MBIA INSURED)SS.+/-                   4.03         02/15/2016            800,000
     12,170,000   FOREST HILLS MI PUBLIC SCHOOLS (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                               4.03         05/01/2027         12,170,000
      8,200,000   FOREST HILLS MI PUBLIC SCHOOLS (TAX REVENUE, MERRILL LYNCH
                  CAPITAL SERVICES LOC)SS.+/-                                            4.05         05/01/2017          8,200,000
      1,460,000   GRAND RAPIDS MI ECONOMIC DEVELOPMENT CORPORATION CORNERSTONE
                  UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, NATIONAL
                  CITY BANK)SS.+/-                                                       4.03         05/01/2034          1,460,000
     10,290,000   JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA FOOTE
                  MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                    3.99         06/01/2032         10,290,000
      4,760,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY (COLLEGE &
                  UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)SS.+/-                        4.03         04/01/2032          4,760,000
     26,550,000   MICHIGAN SERIES B2 (OTHER REVENUE, SCOTIABANK LOC)                     4.50         08/20/2008         26,751,149
      5,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                  HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN
                  LOC)SS.+/-                                                             4.03         01/01/2034          5,000,000
      3,025,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH
                  CREDIT (HOSPITAL REVENUE, CIFG INSURED)SS.+/-                          3.95         11/01/2040          3,025,000
     11,000,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION GRAND
                  RAPIDS ART MUSEUM SERIES A (RECREATIONAL FACILITIES
                  REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                           3.97         05/01/2041         11,000,000
     11,825,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
                  PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD
                  FEDERAL BANK LOC)SS.+/-                                                3.96         09/01/2022         11,825,000
        800,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION REVENUE
                  DETROIT SYMPHONY PROJECT SERIES A (STANDARD FEDERAL
                  BANK LOC, ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                      3.98         06/01/2031            800,000
      7,250,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION YMCA
                  NILES MICHIGAN INCORPORATED (IDR, LASALLE NATIONAL
                  BANK NA LOC)SS.+/-                                                     3.97         09/01/2040          7,250,000
      6,240,000   OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                  OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                              3.97         08/01/2020          6,240,000
     19,640,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4261 (HOUSING
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                4.05         05/01/2032         19,640,000

                                                                                                                        202,001,149
                                                                                                                    ---------------
MINNESOTA: 5.25%
      9,000,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)SS.+/-                                           4.00         11/15/2033          9,000,000
      3,143,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC)SS.+/-                                                             4.03         09/01/2029          3,143,000
      1,430,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR,
                  FIRSTAR BANK NA LOC)SS.+/-                                             4.03         12/01/2014          1,430,000
      3,495,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                  INSURED)SS.+/-                                                         4.00         07/15/2030          3,495,000
      7,125,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                  INSURED)SS.+/-                                                         4.00         01/01/2035          7,125,000
      5,685,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                  YORK LOC)SS.+/-                                                        3.98         11/01/2035          5,685,000
      8,115,000   COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                  NATIONAL BANK NA LOC)SS.+/-                                            3.96         06/01/2013          8,115,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 57


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$     1,450,000   COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR LOC, ABN
                  AMRO BANK INSURED)SS.+/-                                               3.96%        06/01/2013    $     1,450,000
      2,500,000   COHASSET MN POWER & LIGHT COMPANY PROJECT D (POWER REVENUE
                  LOC)SS.+/-                                                             3.96         12/01/2007          2,500,000
      1,850,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
                  INSURED)SS.+/-                                                         3.95         05/01/2027          1,850,000
      3,160,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN MEDICAL
                  CENTER PROJECT (HCFR, US BANK NA LOC)SS.+/-                            4.03         06/01/2019          3,160,000
      9,140,000   EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)SS.+/-                          4.07         12/01/2029          9,140,000
      1,950,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A
                  (MINNESOTA STATE) (PROPERTY TAX REVENUE)SS.+/-                         4.04         10/01/2019          1,950,000
     12,455,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)SS.+/-                  3.95         12/01/2029         12,455,000
      7,375,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                  4.03         02/01/2021          7,375,000
     11,085,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED)SS.+/-                                  4.00         05/15/2035         11,085,000
      6,520,000   MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE
                  NATIONAL BANK NA LOC)SS.+/-                                            4.03         05/01/2027          6,520,000
        510,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC)SS.+/-                                                             4.00         03/01/2029            510,000
      6,460,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                 4.05         10/01/2031          6,460,000
      7,485,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                  4.06         01/01/2023          7,485,000
      1,275,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES A (HCFR, AMBAC INSURED)SS.+/-                                   3.93         11/15/2032          1,275,000
      6,325,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES C (HCFR LOC)SS.+/-                                              3.93         11/15/2026          6,325,000
      4,700,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE &
                  LOCAL GOVERNMENTS, US BANK NA LOC)SS.+/-                               4.03         08/01/2036          4,700,000
      3,380,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                  REVENUE, US BANK NA LOC)SS.+/-                                         4.03         10/01/2021          3,380,000
        880,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
                  2003-B06 (PCR LOC)SS.+/-                                               4.02         03/01/2021            880,000
     17,285,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                 5.00         11/01/2007         17,317,095
      4,060,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                  SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL &
                  ISLEY BANK LOC)SS.+/-                                                  3.98         12/01/2034          4,060,000
      4,095,000   MINNESOTA STATE SERIES 1421 (PROPERTY TAX REVENUE, JPMORGAN
                  CHASE BANK LOC)SS.+/-                                                  4.03         06/01/2014          4,095,000
      8,695,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.96         10/01/2021          8,695,000
      5,315,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.96         04/01/2025          5,315,000
     11,215,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.96         04/01/2027         11,215,000
      1,400,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                  REVENUE, BANK OF NEW YORK LOC)SS.+/-                                   3.96         10/01/2032          1,400,000
      3,820,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)SS.+/-                    4.00         05/15/2034          3,820,000
      2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
                  INSURED)SS.+/-                                                         4.00         11/15/2031          2,665,000
      1,790,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
                  REVENUE, FHLMC)SS.+/-                                                  4.00         11/01/2035          1,790,000
      5,350,000   PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA
                  INSURED)SS.+/-                                                         4.00         05/15/2036          5,350,000
      2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
                  REVENUE, FNMA INSURED)SS.+/-                                           4.00         09/15/2031          2,865,000
        900,000   ROCHESTER MN SERIES 177 (HCFR LOC)SS.+/-                               4.05         11/15/2027            900,000
        650,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK
                  NA LOC)SS.+/-                                                          4.03         10/01/2029            650,000
      1,750,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-             4.03         11/01/2022          1,750,000
      6,830,000   SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE MN (HOUSING REVENUE
                  LOC)SS.+/-                                                             4.09         01/01/2030          6,830,000

58 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
$     5,195,000   SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT #833
                  SERIES 1194 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             4.03%        08/01/2013    $     5,195,000
      2,000,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)SS.+/-         4.00         05/15/2032          2,000,000
        500,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.98         10/01/2025            500,000
      8,390,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-           4.00         10/01/2035          8,390,000
      1,965,000   ST. MICHAEL MN IDA SCHOOL DISTRICT #885 (PROPERTY TAX
                  REVENUE, MBIA INSURED)SS.+/-                                           3.78         02/01/2019          1,965,000
      2,810,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                  (WATER REVENUE LOC)SS.+/-                                              3.95         12/01/2012          2,810,000
      4,220,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                              4.03         05/01/2022          4,220,000
      5,195,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                              3.98         10/01/2025          5,195,000
      3,635,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       4.03         03/01/2021          3,635,000
      1,435,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       4.03         03/01/2012          1,435,000
      1,675,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.95         03/01/2022          1,675,000
      1,905,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                4.00         12/01/2025          1,905,000
      2,500,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
                  INSURED)SS.+/-                                                         4.00         02/01/2034          2,500,000
      1,705,000   ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL
                  FACILITIES REVENUE, BANK OF NEW YORK LOC)SS.+/-                        3.98         04/01/2036          1,705,000
      7,160,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                  INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)SS.+/-                  4.00         02/01/2015          7,160,000
      7,130,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)SS.+/-                                       3.98         05/01/2025          7,130,000

                                                                                                                        262,630,095
                                                                                                                    ---------------
MISSISSIPPI: 0.34%
     16,830,000   MISSISSIPPI MEDICAL CENTER EDUCATIONAL BUILDING CORPORATION
                  PEDIATRIC & RESEARCH FACILITIES PROJECT (HCFR,
                  AMBAC INSURED)SS.+/-                                                   3.97         06/01/2034         16,830,000
                                                                                                                    ---------------
MISSOURI: 2.67%
     11,065,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE &
                  UNIVERSITY REVENUE, ABN AMRO BANK NV LOC)SS.+/-                        4.02         01/15/2015         11,065,000
      4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                  INSURED)SS.+/-                                                         3.99         08/01/2035          4,300,000
     12,000,000   KANSAS CITY MO IDA DOWNTOWN ARENA PROJECT SERIES C (IDR,
                  AMBAC INSURED)SS.+/-                                                   3.99         04/01/2040         12,000,000
      4,350,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  (OTHER REVENUE LOC)SS.+/-                                              3.98         04/01/2027          4,350,000
      7,800,000   KANSAS CITY MO MUNICIPAL ASSISTANCE CORPORATION SERIES A
                  (LEASE REVENUE, AMBAC INSURED)SS.+/-                                   3.92         04/15/2034          7,800,000
      6,400,000   MISSOURI DEVELOPMENT FINANCE BOARD CULTURAL FACILITY REVENUE
                  NELSON GALLERY SERIES B (OTHER REVENUE LOC)SS.+/-                      3.96         12/01/2031          6,400,000
     11,600,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF
                  MUNICIPAL UTILITIES (LEASE REVENUE, US BANK NA LOC)SS.+/-              3.98         06/01/2033         11,600,000
     13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION
                  KAUFFMAN PROJECT SERIES A (OTHER REVENUE)SS.+/-                        3.98         06/01/2037         13,000,000
      4,520,000   MISSOURI STATE HEFA BAPTIST COLLEGE (COLLEGE & UNIVERSITY
                  REVENUE, US BANK NA LOC)SS.+/-                                         4.03         11/15/2022          4,520,000
      1,475,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR, US BANK NA
                  LOC)SS.+/-                                                             4.03         08/01/2034          1,475,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 59


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MISSOURI (continued)
$     9,995,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR, US BANK NA
                  LOC)SS.+/-                                                             4.03%        08/01/2037    $     9,995,000
      2,200,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP SERIES A (HEALTHCARE
                  FACILITIES REVENUE, US BANK NA LOC)SS.+/-                              3.98         08/01/2031          2,200,000
      6,100,000   MISSOURI STATE HEFA COX HEALTH SYSTEMS (HEALTHCARE FACILITIES
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.05         06/01/2022          6,100,000
      3,365,000   MISSOURI STATE HEFA DEACONESS LONG TERM CARE SERIES B (HCFR,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                         3.95         05/15/2030          3,365,000
     12,065,000   MISSOURI STATE HEFA DRURY COLLEGE (COLLEGE & UNIVERSITY
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                 4.03         08/15/2024         12,065,000
      6,100,000   MISSOURI STATE HEFA ROCKHURST UNIVERSITY (COLLEGE & UNIVERSITY
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                 3.98         11/01/2032          6,100,000
      5,000,000   MISSOURI STATE HEFA SERIES A (COLLEGE AND UNIVERSITY REVENUE,
                  MBIA INSURED)SS.+/-                                                    3.99         10/01/2035          5,000,000
      4,910,000   MISSOURI STATE HEFA SOUTHWEST BAPTIST UNIVERSITY PROJECT (HCFR,
                  BANK OF AMERICA NA LOC)SS.+/-                                          4.03         10/01/2033          4,910,000
        145,000   MISSOURI STATE HEFA ST. LOUIS UNIVERSITY PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)SS.+/-           4.01         10/01/2009            145,000
      6,000,000   ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT #2 COP
                  SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                 4.00         12/01/2033          6,000,000
      1,000,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                   4.00         06/15/2024          1,000,000

                                                                                                                        133,390,000
                                                                                                                    ---------------
NEBRASKA: 0.18%
      4,000,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN LEIGH MEDICAL
                  CENTER PROJECT  (HOSPITAL REVENUE LOC, AMBAC INSURED)SS.+/-            3.98         06/01/2018          4,000,000
      5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                         4.20         02/01/2015          5,100,000

                                                                                                                          9,100,000
                                                                                                                    ---------------
NEVADA: 1.75%
     14,560,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                  FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)SS.+/-                                                             3.96         01/01/2037         14,560,000
     17,375,000   LAS VEGAS NV CONVENTION & VISITORS AUTHORITY (SPORTS FACILITIES
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.06         07/01/2018         17,375,000
     34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                  YORK LOC)SS.+/-                                                        3.96         10/01/2035         34,000,000
      6,635,000   RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                               4.09         07/01/2025          6,635,000
     10,730,000   TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879 (WATER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                         4.03         07/01/2014         10,730,000
      4,055,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.03         06/01/2020          4,055,000

                                                                                                                         87,355,000
                                                                                                                    ---------------
NEW HAMPSHIRE: 0.89%
     12,405,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL FACILITIES
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                              4.00         09/01/2036         12,405,000
      6,880,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                              3.99         01/01/2037          6,880,000
     13,000,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE,
                  BANK OF AMERICA NA LOC)SS.+/-                                          4.02         10/01/2036         13,000,000
      3,800,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK  LOC)SS.+/-                                        4.04         01/01/2030          3,800,000

60 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
NEW HAMPSHIRE: (continued)
$     8,500,000   NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA
                  SCOTIA)SS.+/-                                                          3.97%        02/01/2036    $     8,500,000

                                                                                                                         44,585,000
                                                                                                                    ---------------
NEW JERSEY: 0.72%
     35,770,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4036
                  (TRANSPORTATION REVENUE, AMBAC INSURED)SS.+/-                          4.00         01/01/2025         35,770,000
                                                                                                                    ---------------
NEW MEXICO: 1.15%
      2,625,000   NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435
                  (SALES TAX REVENUE, MBIA INSURED)SS.+/-                                4.03         12/15/2011          2,625,000
     54,500,000   NEW MEXICO STATE TRAN (PROPERTY TAX REVENUE)                           4.50         06/30/2008         54,835,534

                                                                                                                         57,460,534
                                                                                                                    ---------------
NEW YORK: 3.75%
     11,565,000   NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                 4.01         04/01/2025         11,565,000
     43,500,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY (OTHER REVENUE,
                  FGIC INSURED)SS.+/-                                                    4.02         07/15/2031         43,500,000
      5,095,000   NEW YORK NY IDA (OTHER REVENUE, FGIC INSURED)SS.+/-                    4.03         03/01/2046          5,095,000
     34,205,000   NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF AMERICA
                  NA LOC)SS.+/-                                                          3.95         08/01/2034         34,205,000
     14,800,000   NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)SS.+/-                     3.98         09/01/2026         14,800,000
     19,900,000   NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)SS.+/-                     3.98         09/01/2036         19,900,000
     58,475,000   NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
                  IMPROVEMENT SERIES F-2A (HCFR, FIRST SECURITY BANK LOC)SS.+/-          3.92         02/15/2021         58,475,000

                                                                                                                        187,540,000
                                                                                                                    ---------------
NORTH CAROLINA: 0.81%
      5,500,000   MECKLENBURG COUNTY NC COP (LEASE REVENUE LOC)SS.+/-                    3.95         02/01/2025          5,500,000
      7,500,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL SCHOOL
                  PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                       4.02         09/01/2029          7,500,000
      7,040,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2
                  (ELECTRIC REVENUE, MBIA INSURED)SS.+/-                                 4.02         01/01/2022          7,040,000
      2,365,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
                  (HCFR, WACHOVIA BANK LOC)SS.+/-                                        3.98         08/01/2024          2,365,000
      9,770,000   NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER PROJECT
                  (HCFR, WACHOVIA BANK LOC)SS.+/-                                        4.00         10/01/2015          9,770,000
      1,000,000   NORTH CAROLINA MEDICAL CARE COMMUNITY UNIVERSITY OF EASTERN
                  CAROLINA SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC
                  INSURED)SS.+/-                                                         3.95         12/01/2028          1,000,000
      7,150,000   WAKE COUNTY NC SERIES B (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)SS.+/-                                                             3.93         03/01/2024          7,150,000

                                                                                                                         40,325,000
                                                                                                                    ---------------
OHIO: 1.95%
     13,855,000   CLEVELAND OH STATE UNIVERSITY GENERAL RECEIPT SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)SS.+/-                     4.02         06/01/2033         13,855,000
      6,665,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
                  (HFFA REVENUE, BANK  OF AMERICA NA LOC)SS.+/-                          4.01         03/01/2036          6,665,000
      6,522,000   HAMILTON OH AFFORDABLE HOUSING SERIES A (HOUSING REVENUE, BANK
                  ONE CHICAGO NA LOC)SS.+/-                                              4.05         01/01/2030          6,522,000
      1,700,000   MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP SERIES B
                  (HOSPITAL REVENUE, MBIA INSURED)SS.+/-                                 4.03         12/01/2028          1,700,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 61


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
OHIO (continued)
$     7,150,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY FIRST ENERGY
                  SERIES B (INDUSTRIAL DEVELOPMENT REVENUE, WACHOVIA BANK LOC)
                  SS.+/-                                                                 3.95%        12/01/2033    $     7,150,000
     14,400,000   OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN
                  UNIVERSITY PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)
                  SS.+/-                                                                 3.98         12/01/2037         14,400,000
      1,510,000   OHIO STATE HIGHER EDUCATION FACILITIES SERIES A (LEASE REVENUE,
                  FIFTH THIRD BANK LOC)SS.+/-                                            3.96         09/01/2027          1,510,000
      7,100,000   OHIO STATE HIGHER EDUCATION FACILITIES TIFFIN UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, NATIONAL CITY BANK)
                  SS.+/-                                                                 4.03         08/01/2022          7,100,000
     15,200,000   OHIO STATE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                               3.98         12/01/2026         15,200,000
     12,555,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                         4.03         11/01/2029         12,555,000
      5,000,000   SUMMIT COUNTY OH PORT AUTHORITY WELLNESS INSTITUTE (AIRPORT
                  REVENUE, FIFTH THIRD BANK LOC)SS.+/-                                   4.02         11/01/2036          5,000,000
      3,290,000   UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE &
                  UNIVERSITY REVENUE LOC)SS.+/-                                          3.98         06/01/2032          3,290,000
      2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                  (IDR, SCOTIABANK LOC)SS.+/-                                            4.20         09/01/2015          2,810,000

                                                                                                                         97,757,000
                                                                                                                    ---------------
OKLAHOMA: 0.30%
        400,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE
                  COMMUNITY PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK NV
                  LOC)SS.+/-                                                             4.03         02/01/2012            400,000
      5,635,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT (HCFR,
                  BANK OF AMERICA NA LOC)SS.+/-                                          4.05         11/01/2018          5,635,000
      8,310,000   PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
                  PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-          3.98         07/01/2032          8,310,000
        700,000   TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED (HOUSING
                  REVENUE)SS.+/-                                                         4.22         10/01/2032            700,000

                                                                                                                         15,045,000
                                                                                                                    ---------------
OREGON: 0.48%
     12,485,000   MEDFORD OR HOSPITAL FACILITIES AUTHORITY CASCADE MANOR PROJECT
                  (HCFR, KBC BANK NV LOC)SS.+/-                                          3.96         07/01/2036         12,485,000
      5,490,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY PARK
                  PLAZA PROJECT (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH
                  BANK PLC LOC)SS.+/-                                                    3.97         11/15/2033          5,490,000
      4,275,000   OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                  SERVICES LOC)SS.+/-                                                    4.09         05/01/2010          4,275,000
      1,590,000   PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)SS.+/-             4.03         10/01/2012          1,590,000

                                                                                                                         23,840,000
                                                                                                                    ---------------
OTHER: 0.67%
      9,950,000   CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002
                  (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY LOC)
                  SS.+/-++(i)                                                            4.30         02/01/2030          9,950,000
      3,999,755   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO -
                  STATES, TERRITORIES, FGIC INSURED)SS.+/-                               4.04         02/01/2027          3,999,755
      4,100,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20024301 CLASS A (PROPERTY
                  TAX REVENUE LOC, PSFG INSURED)SS.+/-                                   4.04         08/15/2020          4,100,000
      3,432,000   NORTHEAST TAX-EXEMPT GRANTOR TRUST CERTIFICATES (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)SS.+/-                                          4.13         04/01/2019          3,432,000
      1,900,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4171 (COLLEGE &
                  UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)SS.+/-                     4.03         11/01/2037          1,900,000
      4,850,000   RESET OPTION CERTIFICATES TRUST II-R (SEWER REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.03         11/01/2031          4,850,000
      5,417,500   US BANCORP PROJECT FUNDING TRUST SERIES A
                  (OTHER REVENUE)SS.+/-++                                                4.04         01/01/2010          5,417,500

                                                                                                                         33,649,255
                                                                                                                    ---------------

62 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
PENNSYLVANIA: 2.08%
$    30,000,000   BEAVER COUNTY PA IDA POLLUTION CONTROL FIRST ENERGY GENERATION
                  (IDR, BARCLAYS BANK PLC LOC)SS.+/-                                     3.99%        01/01/2035    $    30,000,000
      4,800,000   DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                         4.00         08/01/2029          4,800,000
     13,800,000   HARRISBURG PA (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                        3.95         12/01/2031         13,800,000
     10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
                  (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                               3.98         03/01/2047         10,320,000
      2,310,000   PENNSYLVANIA EDFA TREASURY DEPARTMENT HOSPITAL ENHANCEMENT LOAN
                  PROGRAM A2 (HOSPITAL REVENUE, NATIONAL CITY BANK)SS.+/-                4.03         06/01/2011          2,310,000
      7,450,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-        3.98         07/01/2034          7,450,000
      4,170,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
                  (OTHER REVENUE LOC)SS.+/-                                              3.98         11/01/2036          4,170,000
      8,855,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT
                  HILL COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                               4.02         10/01/2036          8,855,000
      1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                         3.96         09/01/2034          1,050,000
     17,875,000   PHILADELPHIA PA SCHOOL DISTRICT TRAN SERIES A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)                                                4.50         06/27/2008         17,984,449
      3,255,000   YORK PA GENERAL POOLED FINANCING SERIES 96 (OTHER REVENUE,
                  AMBAC INSURED)SS.+/-                                                   3.97         09/01/2026          3,255,000

                                                                                                                        103,994,449
                                                                                                                    ---------------
SOUTH CAROLINA: 1.48%
      2,145,000   BEAUFORT-JASPER SC WATER & SEWER SYSTEM AUTHORITY SERIES C08
                  (SEWER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                         4.02         03/01/2031          2,145,000
     21,795,000   PATRIOTS ENERGY GROUP SC GAS FACILITIES SERIES A (UTILITIES
                  REVENUE, CIFG INSURED)SS.+/-                                           4.00         06/01/2036         21,795,000
     16,340,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ANMED HEALTH
                  PROJECT (HOSPITAL REVENUE, AMBAC INSURED)SS.+/-                        3.92         02/01/2026         16,340,000
      3,120,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA
                  JEWISH COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                               4.02         12/01/2024          3,120,000
      8,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC)SS.+/-           4.00         08/01/2029          8,500,000
     22,295,000   SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE (OTHER REVENUE,
                  AMBAC INSURED)SS.+/-                                                   4.06         04/01/2012         22,295,000

                                                                                                                         74,195,000
                                                                                                                    ---------------
SOUTH DAKOTA: 0.50%
     12,640,000   SIOUX FALLS SD SERIES 2057 (SALES TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                         4.03         05/15/2015         12,640,000
      7,500,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES
                  C (HCFR LOC)SS.+/-                                                     4.00         11/01/2019          7,500,000
      5,000,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK NA
                  LOC)SS.+/-                                                             4.00         11/01/2034          5,000,000

                                                                                                                         25,140,000
                                                                                                                    ---------------
TENNESSEE: 2.31%
      9,995,000   ABN AMRO MUNITOPS CTFS TRUST 2003-8 (TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                         3.99         03/15/2011          9,995,000
     11,350,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                4.03         04/01/2015         11,350,000
     27,540,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BOND FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                3.96         01/01/2033         27,540,000
     26,780,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-            3.96         07/01/2034         26,780,000
      8,525,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-            3.96         11/01/2035          8,525,000
     19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS
                  FERRY APARTMENTS (IDR, FHLMC INSURED)SS.+/-                            4.00         01/01/2034         19,985,000
      4,190,000   RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                         4.03         10/01/2012          4,190,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 63


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
TENNESSEE (continued)
$     6,930,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
                  (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                               4.02%        10/01/2022    $     6,930,000

                                                                                                                        115,295,000
                                                                                                                    ---------------
TEXAS: 10.43%
     11,130,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-16 (WATER REVENUE,
                  MBIA INSURED)SS.+/-                                                    4.02         09/01/2014         11,130,000
      7,595,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                       4.02         02/01/2014          7,595,000
      4,890,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-59 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                       4.02         08/01/2013          4,890,000
      3,865,000   AUSTIN TX (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)SS.+/-            4.09         11/15/2017          3,865,000
      3,035,000   AUSTIN TX WATER & WASTEWATER SYSTEM SERIES 1319 (WATER REVENUE,
                  MBIA INSURED)SS.+/-                                                    4.03         11/15/2013          3,035,000
      5,500,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
                  PROJECT (HOUSING REVENUE, FHLMC INSURED)SS.+/-                         4.00         09/01/2036          5,500,000
     13,300,000   BRAZOS TX HABOR INDUSTRIAL DEVELOPMENT CORPORATION AMERICAN
                  RICE INCORPORATED PROJECT SERIES A (IDR, HOUSEHOLD SERVICES
                  BANK CORPORATION LOC)SS.+/-                                            3.96         12/01/2025         13,300,000
     11,200,000   COASTAL BEND TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  CHRISTUS HEALTH SUBSERIES B3 (HEALTHCARE FACILITIES REVENUE,
                  AMBAC INSURED)SS.+/-                                                   3.92         07/01/2041         11,200,000
      5,865,000   DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
                  LOC)SS.+/-                                                             4.03         02/15/2011          5,865,000
      4,015,000   DEUTSCHE BANK SPEARS LIFERS TRUST 253 (PROPERTY TAX REVENUE,
                  FGIC INSURED)SS.+/-                                                    4.03         08/15/2022          4,015,000
      6,000,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014310 CLASS A (DALLAS TX
                  AREA RAPID) (SALES TAX REVENUE, AMBAC INSURED)SS.+/-                   4.04         12/01/2026          6,000,000
      5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY THE
                  SEA APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)SS.+/-           3.94         02/15/2032          5,090,000
      7,835,000   GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY
                  TAX REVENUE, FGIC INSURED)SS.+/-                                       4.09         08/15/2023          7,835,000
      8,995,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (HCFR, MBIA INSURED)SS.+/-                                             4.07         07/01/2015          8,995,000
      4,430,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (HCFR, MBIA INSURED)SS.+/-                                             4.09         07/01/2024          4,430,000
     20,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  METHODIST HOSPITAL SYSTEM SERIES A (OTHER REVENUE)SS.+/-               3.95         12/01/2032         20,000,000
     30,700,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SAINT LUKES EPISCOPAL SERIES A (HEALTHCARE FACILITIES REVENUE,
                  FGIC INSURED)SS.+/-                                                    3.96         02/15/2032         30,700,000
      8,982,500   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SERIES 357 (HCFR, MBIA INSURED)SS.+/-                                  4.05         07/01/2029          8,982,500
      1,825,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                  SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.+/-               4.05         11/15/2030          1,825,000
      2,080,000   HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN
                  CHASE BANK LOC)SS.+/-                                                  4.03         10/01/2012          2,080,000
     15,270,000   HOUSTON TX (UTILITIES REVENUE, FIRST SECURITY BANK LOC)SS.+/-          4.03         11/15/2036         15,270,000
      5,470,000   HOUSTON TX CERTIFICATES SERIES 495 (WATER REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.05         12/01/2030          5,470,000
      8,075,000   HOUSTON TX FINANCE CORPORATION ROCS RR II R-850 (HOUSING
                  REVENUE, FHLMC INSURED)SS.+/-                                          4.04         05/01/2033          8,075,000
      4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                       4.05         02/15/2026          4,245,000
      3,770,000   HOUSTON TX SERIES SG 120 (WATER & SEWER REVENUE)SS.+/-                 4.09         12/01/2023          3,770,000
     12,600,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE, SOCIETE
                  GENERALE LOC)SS.+/-                                                    4.02         11/15/2029         12,600,000
     10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                  INSURED)SS.+/-                                                         4.07         12/01/2023         10,000,000
      2,230,000   IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)SS.+/-              4.03         02/15/2012          2,230,000
      5,050,000   LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618 (LEASE
                  REVENUE, AMBAC INSURED)SS.+/-                                          4.03         02/01/2010          5,050,000
      3,260,000   LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER
                  REVENUE, FGIC INSURED)SS.+/-                                           4.03         11/15/2009          3,260,000

64 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
TEXAS (continued)
$    13,200,000   LOWER NECHES VALLEY AUTHORITY TX INDUSTRIAL DEVELOPMENT
                  CORPORATION EXXON MOBIL PROJECT SERIES A (IDR)SS.+/-                   3.95%        11/01/2029    $    13,200,000
     25,585,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES A
                  (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-       3.99         02/15/2028         25,585,000
      3,300,000   MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE,
                  REGIONS BANK LOC)SS.+/-                                                4.00         08/01/2018          3,300,000
      5,505,000   MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                         3.80         02/15/2024          5,505,000
     15,600,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
                  COMPANY PROJECT (IDR, UBC AG LOC)SS.+/-                                3.92         12/01/2009         15,600,000
      6,010,000   NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION (HFFA
                  REVENUE, MBIA INSURED)SS.+/-                                           4.09         02/15/2022          6,010,000
     11,360,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2014 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                       4.03         08/01/2015         11,360,000
      9,000,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2058 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                       4.03         08/01/2015          9,000,000
      1,595,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                      3.96         11/01/2026          1,595,000
     12,365,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  DEXIA INSURED)SS.+/-                                                   3.98         08/01/2037         12,365,000
      5,350,000   SAN ANTONIO TX SERIES A (WATER REVENUE, FGIC INSURED)SS.+/-            4.03         05/15/2022          5,350,000
      1,490,000   SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)SS.+/-            3.94         05/15/2033          1,490,000
      2,300,000   SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                 4.00         01/01/2017          2,300,000
      9,675,000   SPRING TX INDEPENDENT SCHOOL DISTRICT SERIES 2041 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                       4.03         02/15/2015          9,675,000
      3,895,000   TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE &
                  UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                     4.03         07/01/2012          3,895,000
      5,080,000   TEXAS STATE CLASS A (GO - STATES, TERRITORIES, CITIBANK NA
                  LOC)SS.+/-                                                             4.04         04/01/2030          5,080,000
    112,000,000   TEXAS STATE TRAN (OTHER REVENUE)                                       4.50         08/28/2008        112,849,408
      6,785,000   TEXAS TECH UNIVERSITY (EDUCATIONAL FACILITIES REVENUE, MBIA
                  INSURED)SS.+/-                                                         4.03         08/15/2021          6,785,000
        275,000   TEXAS WATER DEVELOPMENT BOARD SERIES A (WATER REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                         3.99         07/15/2019            275,000
      5,195,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SERIES 4 (HCFR, AMBAC INSURED)SS.+/-                                   4.03         11/15/2024          5,195,000
      2,565,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                  (COLLEGE & UNIVERSITY REVENUE)SS.+/-                                   4.03         01/01/2012          2,565,000
      9,740,000   WACO TX SERIES 2040 (OTHER REVENUE, FGIC INSURED)SS.+/-                4.03         02/01/2015          9,740,000
     16,520,000   WICHITA FALLS TX SERIES C14 (SEWER REVENUE, FGIC INSURED)SS.+/-        4.02         08/01/2026         16,520,000

                                                                                                                        521,541,908
                                                                                                                    ---------------
UTAH: 0.19%
      9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)SS.+/-                   4.00         12/01/2034          9,675,000
                                                                                                                    ---------------
VIRGINIA: 0.84%
      7,775,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                               3.98         06/01/2035          7,775,000
      2,155,000   HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569
                  (JAIL FACILITIES REVENUE, MBIA INSURED)SS.+/-                          4.03         07/01/2012          2,155,000
     10,430,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE, FNMA
                  INSURED)SS.+/-                                                         3.94         11/15/2032         10,430,000
      4,310,000   LEXINGTON VA IDA (IDR, WACHOVIA BANK LOC)SS.+/-                        3.98         12/01/2036          4,310,000
      2,255,000   LOUDOUN COUNTY VA SANITATION AUTHORITY WATER & SEWER REVENUE
                  (WATER REVENUE LOC)SS.+/-                                              4.03         01/01/2024          2,255,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 65


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
VIRGINIA (continued)
$     7,000,000   NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING REVENUE,
                  BANK OF AMERICA NA LOC)SS.+/-                                          4.00%        07/01/2034    $     7,000,000
      8,240,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4018 (PROPERTY TAX
                  REVENUE, MBIA INSURED)SS.+/-                                           3.98         04/01/2021          8,240,000

                                                                                                                         42,165,000
                                                                                                                    ---------------
WASHINGTON: 3.64%
     15,420,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 KING COUNTY WA
                  SCHOOL DISTRICT #001 SETTLE SERIES A (PROPERTY TAX REVENUE,
                  MBIA INSURED)SS.+/-                                                    4.02         12/01/2009         15,420,000
      5,146,500   ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C (ELECTRIC
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                4.04         01/01/2010          5,146,500
      5,700,000   ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE, MBIA
                  INSURED)SS.+/-                                                         4.03         07/01/2012          5,700,000
      2,180,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
                  LOC)SS.+/-                                                             4.05         12/01/2021          2,180,000
      6,305,000   GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA
                  INSURED)SS.+/-                                                         4.03         12/01/2012          6,305,000
     15,055,000   GRANT COUNTY WA PUBLIC UTILITIES DISTRICT WANAPUM HYDRO
                  (ELECTRIC REVENUE, MBIA INSURED)SS.+/-                                 4.03         01/01/2043         15,055,000
     44,045,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)SS.+/-                                                   4.00         07/01/2035         44,045,000
      5,905,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                               4.09         12/01/2018          5,905,000
      8,905,000   KING COUNTY WA SERIES B (SEWER REVENUE, MBIA INSURED)SS.+/-            3.92         01/01/2036          8,905,000
      6,300,000   KING COUNTY WA SERIES E (SEWER REVENUE, FGIC INSURED)SS.+/-            4.02         01/01/2035          6,300,000
      4,925,000   SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                         4.03         08/01/2012          4,925,000
      6,975,000   WASHINGTON STATE (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                             4.03         01/01/2026          6,975,000
     11,880,000   WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF PUGET
                  SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                  NA LOC)SS.+/-                                                          4.01         10/01/2036         11,880,000
     10,400,000   WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL PROJECT
                  (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-                        3.95         04/01/2034         10,400,000
      5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
                  MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                  CORPORATION LOC)SS.+/-                                                 4.03         06/01/2032          5,775,000
     20,580,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                  #1 SERIES 1A-2 (POWER REVENUE, BANK OF AMERICA NA LOC)SS.+/-           3.93         07/01/2017         20,580,000
      2,165,000   WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                               4.03         07/01/2012          2,165,000
      4,360,000   WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                        4.02         07/01/2024          4,360,000

                                                                                                                        182,021,500
                                                                                                                    ---------------
WISCONSIN: 3.21%
      3,690,000   MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER
                  PROJECT A (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY
                  BANK LOC)SS.+/-                                                        4.02         07/01/2023          3,690,000
     11,000,000   WISCONSIN STATE (OTHER REVENUE)                                        4.50         06/16/2008         11,063,010
      2,400,000   WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   4.03         11/01/2017          2,400,000
     13,700,000   WISCONSIN STATE HEFA AURORA HEALTH CARE SERIES A (HOSPITAL
                  REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                              3.93         04/01/2028         13,700,000
      9,000,000   WISCONSIN STATE HEFA BELOIT COLLEGE PROJECT (OTHER REVENUE, XL
                  CAPITAL ASSURANCE COMPANY INSURED)SS.+/-                               3.98         06/01/2037          9,000,000
     31,875,000   WISCONSIN STATE HEFA BENEVOLENT CORPORATION CEDAR COMMUNITY
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                         3.96         06/01/2037         31,875,000
      8,100,000   WISCONSIN STATE HEFA EDGEWOOD COLLEGE (OTHER REVENUE, US BANK NA
                  LOC)SS.+/-                                                             4.03         10/01/2031          8,100,000

66 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN: (continued)
$     6,400,000   WISCONSIN STATE HEFA FRANCISCAN SISTERS SERIES B (HCFR, MARSHALL
                  & ISLEY BANK LOC)SS.+/-                                                4.02%        09/01/2033    $     6,400,000
      7,700,000   WISCONSIN STATE HEFA GUNDERSEN LUTHERAN SERIES B (HEALTHCARE
                  FACILITIES REVENUE, FGIC INSURED)SS.+/-                                3.93         05/01/2033          7,700,000
     11,200,000   WISCONSIN STATE HEFA NATIONAL REGENCY OF NEW BERLIN (HCFR,
                  MARSHALL & ISLEY BANK LOC)SS.+/-                                       4.03         08/15/2034         11,200,000
     19,775,000   WISCONSIN STATE HEFA REEDSBURG AREA MEDICAL CENTER INCORPORATED
                  (OTHER REVENUE, FIFTH THIRD BANK LOC)SS.+/-                            4.03         06/01/2036         19,775,000
      3,230,000   WISCONSIN STATE HEFA RIVERVIEW HOSPITAL ASSOCIATION (HCFR,
                  FIRSTAR BANK NA LOC)SS.+/-                                             4.03         10/01/2030          3,230,000
     13,600,000   WISCONSIN STATE HEFA ROC-RR-II-R-708CE (HCFR, CITIBANK NA
                  LOC)SS.+/-                                                             4.03         08/15/2030         13,600,000
     11,390,000   WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED (HFFA
                  REVENUE, US BANK NA LOC)SS.+/-                                         3.96         05/01/2024         11,390,000
      7,490,000   WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                         4.03         11/01/2012          7,490,000

                                                                                                                        160,613,010
                                                                                                                    ---------------
WYOMING: 0.79%
     39,500,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
                  BARCLAYS BANK PLC LOC)SS.+/-                                           3.94         07/01/2015         39,500,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $4,451,015,034)                                                                   4,451,015,034
                                                                                                                    ---------------
COMMERCIAL PAPER: 11.07%
     20,805,000   BOSTON WATER & SEWER SERIES A                                          3.70         12/13/2007         20,805,000
      8,000,000   BURKE COUNTY POLLUTION CONTROL                                         3.62         09/12/2007          8,000,000
     26,000,000   BURKE COUNTY POLLUTION CONTROL                                         3.75         10/05/2007         26,000,000
     38,650,000   CITY OF CHICAGO                                                        3.73         10/18/2007         38,650,000
      5,000,000   CITY OF HOUSTON TX SERIES E                                            3.74         10/10/2007          5,000,000
     18,700,000   CITY OF HOUSTON TX SERIES E                                            3.74         10/11/2007         18,700,000
     26,430,000   DISTRICT OF COLUMBIA SERIES 00                                         3.70         11/06/2007         26,430,000
      4,528,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                              3.62         09/12/2007          4,528,000
     19,115,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990                  3.75         10/17/2007         19,115,000
     19,525,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                  3.72         09/13/2007         19,525,000
     12,150,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                  3.74         09/13/2007         12,150,000
      6,600,000   JOHNS HOPKINS UNIVERSITY SERIES B                                      3.74         09/12/2007          6,600,000
      7,600,000   LAS VEGAS VALLEY WATER                                                 3.72         09/13/2007          7,600,000
     27,800,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY SERIES EE        3.68         09/11/2007         27,800,000
     20,205,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY SERIES EE        3.62         09/12/2007         20,205,000
      1,030,000   PALM BEACH COUNTY SCHOOL DISTRICT                                      3.77         01/16/2008          1,030,000
     16,000,000   PALM BEACH COUNTY SCHOOL DISTRICT                                      3.77         01/17/2008         16,000,000
     12,300,000   PALM BEACH COUNTY SCHOOL DISTRICT                                      3.70         02/13/2008         12,300,000
     18,500,000   ROCHESTER MN HEALTH CARE SERIES 00-B                                   3.65         12/13/2007         18,500,000
     16,100,000   ROCHESTER MN HEALTH CARE SERIES 01-C                                   3.72         11/08/2007         16,100,000
     32,400,000   ROCHESTER MN HEALTH CARE SERIES 01-C                                   3.65         12/13/2007         32,400,000
     11,300,000   ROCHESTER MN HEALTH CARE SERIES 92-A                                   3.65         12/13/2007         11,300,000
     13,950,000   ROCHESTER MN HEALTH CARE SERIES 92-C                                   3.65         12/13/2007         13,950,000
      7,870,000   SAN ANTONIO ELECTRIC & GAS                                             3.73         10/10/2007          7,870,000
     12,000,000   SAN ANTONIO ELECTRIC & GAS                                             3.73         10/11/2007         12,000,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 67


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$    20,900,000   SAN ANTONIO ELECTRIC & GAS SERIES A                                    3.70%        10/11/2007    $    20,900,000
     15,150,000   SAN ANTONIO ELECTRIC & GAS SERIES A                                    3.74         10/11/2007         15,150,000
     30,000,000   TEXAS DEPARTMENT OF TRANSPORTATION                                     3.63         11/15/2007         30,000,000
      6,850,000   UNIVERSITY OF CALIFORNIA SERIES A                                      3.65         10/05/2007          6,850,000
     25,000,000   UNIVERSITY OF TEXAS                                                    3.65         11/05/2007         25,000,000
     25,000,000   UNIVERSITY OF TEXAS                                                    3.65         11/06/2007         25,000,000
      7,150,000   UNIVERSITY OF TEXAS SYSTEM                                             3.74         10/11/2007          7,150,000
     21,360,000   UNIVERSITY OF TEXAS SYSTEM SERIES A                                    3.74         10/10/2007         21,360,000

TOTAL COMMERCIAL PAPER (COST $553,968,000)                                                                              553,968,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,004,983,034)*                                            100.06%                                           $ 5,004,983,034

OTHER ASSETS AND LIABILITIES, NET                                  (0.06)                                                (3,190,109)
                                                                  ------                                            ---------------

TOTAL NET ASSETS                                                  100.00%                                           $ 5,001,792,925
                                                                  ------                                            ---------------

--------------------------------------------------------------------------------
SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)   Illiquid security.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

68 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES: 1.57%

US TREASURY BILLS: 1.57%
$    50,000,000   US TREASURY BILL^                                                      4.99%        09/20/2007    $    49,891,556
     50,000,000   US TREASURY BILL^                                                      4.94         01/03/2008         49,190,813

                                                                                                                         99,082,369
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $99,082,369)                                                                          99,082,369
                                                                                                                    ---------------
REPURCHASE AGREEMENTS: 98.71%
     75,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $75,041,667)                     5.00         09/04/2007         75,000,000
    750,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $750,541,667)                               5.20         09/05/2007        750,000,000
    400,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $400,324,000)                    4.86         09/06/2007        400,000,000
    935,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $935,529,833)                               5.10         09/04/2007        935,000,000
    100,872,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,928,040)                               5.00         09/04/2007        100,872,000
  1,000,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,566,667)               5.10         09/04/2007      1,000,000,000
    350,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $350,200,278)                               5.15         09/04/2007        350,000,000
  1,250,000,000   JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,250,708,333)                  5.10         09/04/2007      1,250,000,000
    850,000,000   MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $850,481,667)                    5.10         09/04/2007        850,000,000
    500,000,000   UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $500,282,778)                               5.09         09/04/2007        500,000,000

TOTAL REPURCHASE AGREEMENTS (COST $6,210,872,000)                                                                     6,210,872,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,309,954,369)*                                            100.28%                                           $ 6,309,954,369

OTHER ASSETS AND LIABILITIES, NET                                  (0.28)                                               (17,692,452)
                                                                  ------                                            ---------------

TOTAL NET ASSETS                                                  100.00%                                           $ 6,292,261,917
                                                                  ------                                            ---------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 69


100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES: 100.32%

US TREASURY BILLS: 94.15%
$   100,000,000   US TREASURY BILL^                                                      1.25%        09/06/2007    $    99,993,056
     42,855,000   US TREASURY BILL^                                                      1.50         09/06/2007         42,851,429
    125,000,000   US TREASURY BILL^                                                      4.71         09/06/2007        124,967,708
    200,000,000   US TREASURY BILL^                                                      4.76         09/06/2007        199,947,722
    100,000,000   US TREASURY BILL^                                                      5.02         09/06/2007         99,972,221
     20,000,000   US TREASURY BILL^                                                      2.50         09/13/2007         19,987,500
    100,000,000   US TREASURY BILL^                                                      4.26         09/13/2007         99,893,750
    100,000,000   US TREASURY BILL^                                                      4.35         09/13/2007         99,891,500
    200,000,000   US TREASURY BILL^                                                      4.58         09/13/2007        199,772,000
    116,686,000   US TREASURY BILL^                                                      4.71         09/13/2007        116,550,207
     72,224,000   US TREASURY BILL^                                                      4.72         09/13/2007         72,139,949
    100,000,000   US TREASURY BILL^                                                      2.71         09/20/2007         99,880,000
     50,000,000   US TREASURY BILL^                                                      3.06         09/20/2007         49,932,222
     14,060,000   US TREASURY BILL^                                                      3.11         09/20/2007         14,040,628
     75,000,000   US TREASURY BILL^                                                      3.16         09/20/2007         74,895,000
    100,000,000   US TREASURY BILL^                                                      4.54         09/20/2007         99,800,667
     30,000,000   US TREASURY BILL^                                                      4.68         09/20/2007         29,938,267
    125,000,000   US TREASURY BILL^                                                      4.53         09/27/2007        124,639,826
    100,000,000   US TREASURY BILL^                                                      4.70         09/27/2007         99,703,556
    175,000,000   US TREASURY BILL^                                                      4.85         10/04/2007        174,301,458
     50,000,000   US TREASURY BILL^                                                      4.87         10/04/2007         49,799,375
     18,315,000   US TREASURY BILL^                                                      4.82         10/11/2007         18,225,211
    117,591,000   US TREASURY BILL^                                                      4.89         10/11/2007        117,007,258
     50,000,000   US TREASURY BILL^                                                      4.88         10/18/2007         49,705,139
    250,000,000   US TREASURY BILL^                                                      4.91         10/18/2007        248,519,583
     32,000,000   US TREASURY BILL^                                                      4.83         10/25/2007         31,783,760
    350,000,000   US TREASURY BILL^                                                      4.96         10/25/2007        347,572,896
    400,000,000   US TREASURY BILL^                                                      4.89         11/01/2007        396,887,333
    400,000,000   US TREASURY BILL^                                                      4.84         11/08/2007        396,547,778
     25,000,000   US TREASURY BILL^                                                      4.94         11/08/2007         24,782,431
        355,000   US TREASURY BILL^                                                      4.30         11/15/2007            351,983
    300,000,000   US TREASURY BILL^                                                      4.69         11/15/2007        297,219,000
    100,000,000   US TREASURY BILL^                                                      4.77         11/15/2007         99,063,000
     72,699,000   US TREASURY BILL^                                                      2.75         11/23/2007         72,258,767
    248,790,000   US TREASURY BILL^                                                      2.87         11/23/2007        247,214,330
    100,000,000   US TREASURY BILL^                                                      2.57         11/29/2007         99,390,833
    250,000,000   US TREASURY BILL^                                                      4.68         11/29/2007        247,234,861
     50,000,000   US TREASURY BILL^                                                      4.82         11/29/2007         49,436,819
     50,000,000   US TREASURY BILL^                                                      4.89         11/29/2007         49,429,533
     50,000,000   US TREASURY BILL^                                                      4.83         12/06/2007         49,390,979
     50,000,000   US TREASURY BILL^                                                      4.91         12/06/2007         49,380,646
     50,000,000   US TREASURY BILL^                                                      4.89         12/13/2007         49,337,500
     35,652,000   US TREASURY BILL^                                                      4.82         12/20/2007         35,153,432
     27,070,000   US TREASURY BILL^                                                      4.86         12/20/2007         26,688,227
     20,290,000   US TREASURY BILL^                                                      3.69         12/27/2007         20,056,124
     75,000,000   US TREASURY BILL^                                                      4.93         01/03/2008         73,788,740

70 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BILLS (continued)
$    50,000,000   US TREASURY BILL^                                                      4.99%        01/17/2008    $    49,087,812
     50,000,000   US TREASURY BILL^                                                      3.77         02/21/2008         49,126,389

                                                                                                                      5,187,538,405
                                                                                                                    ---------------
US TREASURY NOTES: 6.17%
    150,000,000   US TREASURY NOTE                                                       3.00         11/15/2007        149,539,603
     67,150,000   US TREASURY NOTE                                                       4.00         09/30/2007         67,112,273
    123,000,000   US TREASURY NOTE                                                       4.25         10/31/2007        123,042,945

                                                                                                                        339,694,821
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $5,527,233,226)                                                                    5,527,233,226
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,527,233,226)*                                        100.32%                                               $ 5,527,233,226
OTHER ASSETS AND LIABILITIES, NET                              (0.32)                                                   (17,492,004)
                                                              ------                                                ---------------

TOTAL NET ASSETS                                              100.00%                                               $ 5,509,741,222
                                                              ------                                                ---------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

72 Wells Fargo Advantage Money Market Funds

               Statements of Assets and Liabilities--August 31, 2007 (Unaudited)


                                                                           California Tax-Free      Government
                                                                               Money Market        Money Market
                                                                                   Fund                Fund
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ...................................     $ 3,826,696,579     $  5,586,714,286
      Repurchase Agreements ............................................                   0       16,649,422,000
                                                                             ------------------------------------
   Total investments at market value (see cost below) ..................       3,826,696,579       22,236,136,286
                                                                             ------------------------------------
   Cash ................................................................              50,849               50,560
   Receivable for Fund shares issued ...................................              15,824            1,930,722
   Receivable for investments sold .....................................                   0                    0
   Receivables for dividends and interest ..............................          19,798,595           36,299,484
                                                                             ------------------------------------
Total assets ...........................................................       3,846,561,847       22,274,417,052
                                                                             ------------------------------------
LIABILITIES
   Payable for investments purchased ...................................                   0           76,650,256
   Dividends payable ...................................................           2,239,246           57,905,011
   Payable to investment advisor and affiliates (Note 3) ...............           1,261,303            4,363,365
   Accrued expenses and other liabilities ..............................             992,019            2,522,743
                                                                             ------------------------------------
Total liabilities ......................................................           4,492,568          141,441,375
                                                                             ------------------------------------
TOTAL NET ASSETS .......................................................     $ 3,842,069,279     $ 22,132,975,677
                                                                             ====================================
NET ASSETS CONSIST OF
   Paid-in capital .....................................................     $ 3,841,860,906     $ 22,132,944,657
   Undistributed net investment income (loss) ..........................              (1,039)              31,020
   Undistributed net realized gain (loss) on investments ...............             209,412                    0
                                                                             ------------------------------------
TOTAL NET ASSETS .......................................................     $ 3,842,069,279     $ 22,132,975,677
                                                                             ====================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ................................................     $ 3,260,561,687     $  2,766,737,105
   Shares outstanding - Class A ........................................       3,260,334,459        2,766,738,056
   Net asset value per share - Class A .................................     $          1.00     $           1.00
   Net assets - Class B ................................................                  NA                   NA
   Shares outstanding - Class B ........................................                  NA                   NA
   Net asset value and offering price per share - Class B ..............                  NA                   NA
   Net assets - Administrator Class ....................................                  NA     $  1,422,670,250
   Shares outstanding - Administrator Class ............................                  NA        1,422,671,976
   Net asset value and offering price per share - Administrator Class ..                  NA     $           1.00
   Net assets - Institutional Class ....................................                  NA     $ 11,688,072,115
   Shares outstanding - Institutional Class ............................                  NA       11,688,071,923
   Net asset value and offering price per share - Institutional Class ..                  NA     $           1.00
   Net assets - Investor Class .........................................                  NA                   NA
   Shares outstanding - Investor Class .................................                  NA                   NA
   Net asset value and offering price per share - Investor Class .......                  NA                   NA
   Net assets - Service Class ..........................................     $   581,507,592     $  6,255,496,207
   Shares outstanding - Service Class ..................................         581,473,901        6,255,502,178
   Net asset value and offering price per share - Service Class ........     $          1.00     $           1.00
                                                                             ------------------------------------

Investments at cost ....................................................     $ 3,826,696,579     $ 22,236,136,286
                                                                             ====================================

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 73


                                                                               Minnesota                             Municipal
                                                                             Money Market        Money Market      Money Market
                                                                                 Fund                Fund              Fund
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ...................................   $    123,676,169    $  9,645,435,421    $ 395,286,101
      Repurchase Agreements ............................................                  0       1,920,418,302                0
                                                                           ------------------------------------------------------
   Total investments at market value (see cost below) ..................        123,676,169      11,565,853,723      395,286,101
                                                                           ------------------------------------------------------
   Cash ................................................................             52,851              50,000           53,066
   Receivable for Fund shares issued ...................................                  0             952,110                0
   Receivable for investments sold .....................................                  0                   0        7,100,000
   Receivables for dividends and interest ..............................            701,776          26,267,745        2,111,356
                                                                           ------------------------------------------------------
Total assets ...........................................................        124,430,796      11,593,123,578      404,550,523
                                                                           ------------------------------------------------------
LIABILITIES
   Payable for investments purchased ...................................                  0          59,103,650        8,060,672
   Dividends payable ...................................................             51,427           5,293,128          157,348
   Payable to investment advisor and affiliates (Note 3) ...............             62,951           6,098,112          107,731
   Accrued expenses and other liabilities ..............................            104,652           3,744,294          267,721
                                                                           ------------------------------------------------------
Total liabilities ......................................................            219,030          74,239,184        8,593,472
                                                                           ------------------------------------------------------
TOTAL NET ASSETS .......................................................   $    124,211,766    $ 11,518,884,394    $ 395,957,051
                                                                           ======================================================
NET ASSETS CONSIST OF
   Paid-in capital .....................................................   $    124,228,844    $ 11,519,042,594    $ 395,958,858
   Undistributed net investment income (loss) ..........................                  1                  (1)          (1,263)
   Undistributed net realized gain (loss) on investments ...............            (17,079)           (158,199)            (544)
                                                                           ------------------------------------------------------
TOTAL NET ASSETS .......................................................   $    124,211,766    $ 11,518,884,394    $ 395,957,051
                                                                           ======================================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ................................................   $    124,211,766    $  9,172,385,626               NA
   Shares outstanding - Class A ........................................        124,228,618       9,171,934,923               NA
   Net asset value per share - Class A .................................   $           1.00    $           1.00               NA
   Net assets - Class B ................................................                 NA    $  1,530,605,648               NA
   Shares outstanding - Class B ........................................                 NA       1,530,552,301               NA
   Net asset value and offering price per share - Class B ..............                 NA    $           1.00               NA
   Net assets - Administrator Class ....................................                 NA                  NA               NA
   Shares outstanding - Administrator Class ............................                 NA                  NA               NA
   Net asset value and offering price per share - Administrator Class ..                 NA                  NA               NA
   Net assets - Institutional Class ....................................                 NA                  NA               NA
   Shares outstanding - Institutional Class ............................                 NA                  NA               NA
   Net asset value and offering price per share - Institutional Class ..                 NA                  NA               NA
   Net assets - Investor Class .........................................                 NA    $    815,893,120    $ 395,957,051
   Shares outstanding - Investor Class .................................                 NA         815,876,546      395,958,751
   Net asset value and offering price per share - Investor Class .......                 NA    $           1.00    $        1.00
   Net assets - Service Class ..........................................                 NA                  NA               NA
   Shares outstanding - Service Class ..................................                 NA                  NA               NA
   Net asset value and offering price per share - Service Class ........                 NA                  NA               NA
                                                                           ------------------------------------------------------

Investments at cost ....................................................   $    123,676,169    $ 11,565,853,723    $ 395,286,101
                                                                           ------------------------------------------------------

                                                                            National Tax-Free     Treasury Plus      100% Treasury
                                                                               Money Market        Money Market      Money Market
                                                                                   Fund                Fund               Fund
                                                                           ---------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ...................................     $ 5,004,983,034     $    99,082,369    $ 5,527,233,226
      Repurchase Agreements ............................................                   0       6,210,872,000                  0
                                                                           ---------------------------------------------------------
   Total investments at market value (see cost below) ..................       5,004,983,034       6,309,954,369      5,527,233,226
                                                                           ---------------------------------------------------------
   Cash ................................................................           3,875,984              50,128             51,457
   Receivable for Fund shares issued ...................................                   0              51,208          1,165,619
   Receivable for investments sold .....................................          89,551,468                   0                  0
   Receivables for dividends and interest ..............................          25,315,246           3,787,262          4,331,082
                                                                           ---------------------------------------------------------
Total assets ...........................................................       5,123,725,732       6,313,842,967      5,532,781,384
                                                                           ---------------------------------------------------------
LIABILITIES
   Payable for investments purchased ...................................         112,849,408                   0                  0
   Dividends payable ...................................................           7,149,887          18,868,981         20,197,347
   Payable to investment advisor and affiliates (Note 3) ...............           1,110,405           1,678,464          1,276,736
   Accrued expenses and other liabilities ..............................             823,107           1,033,605          1,566,079
                                                                           ---------------------------------------------------------
Total liabilities ......................................................         121,932,807          21,581,050         23,040,162
                                                                           ---------------------------------------------------------
TOTAL NET ASSETS .......................................................     $ 5,001,792,925     $ 6,292,261,917    $ 5,509,741,222
                                                                           =========================================================
NET ASSETS CONSIST OF
   Paid-in capital .....................................................     $ 5,001,811,781     $ 6,292,322,397    $ 5,508,897,471
   Undistributed net investment income (loss) ..........................                   1                 643            191,897
   Undistributed net realized gain (loss) on investments ...............             (18,857)            (61,123)           651,854
                                                                           ---------------------------------------------------------
TOTAL NET ASSETS .......................................................     $ 5,001,792,925     $ 6,292,261,917    $ 5,509,741,222
                                                                           =========================================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ................................................     $ 1,310,507,456     $ 2,787,974,645    $   269,032,120
   Shares outstanding - Class A ........................................       1,310,502,215       2,788,043,533        268,958,448
   Net asset value per share - Class A .................................     $          1.00     $          1.00    $          1.00
   Net assets - Class B ................................................                  NA                  NA                 NA
   Shares outstanding - Class B ........................................                  NA                  NA                 NA
   Net asset value and offering price per share - Class B ..............                  NA                  NA                 NA
   Net assets - Administrator Class ....................................     $   568,671,754                  NA                 NA
   Shares outstanding - Administrator Class ............................         568,635,860                  NA                 NA
   Net asset value and offering price per share - Administrator Class ..     $          1.00                  NA                 NA
   Net assets - Institutional Class ....................................     $ 1,665,246,121     $ 2,476,295,407                 NA
   Shares outstanding - Institutional Class ............................       1,665,305,613       2,476,458,032                 NA
   Net asset value and offering price per share - Institutional Class ..     $          1.00     $          1.00                 NA
   Net assets - Investor Class .........................................                  NA                  NA                 NA
   Shares outstanding - Investor Class .................................                  NA                  NA                 NA
   Net asset value and offering price per share - Investor Class .......                  NA                  NA                 NA
   Net assets - Service Class ..........................................     $ 1,457,367,594     $ 1,027,991,865    $ 5,240,709,102
   Shares outstanding - Service Class ..................................       1,457,187,396       1,028,036,927      5,239,943,929
   Net asset value and offering price per share - Service Class ........     $          1.00     $          1.00    $          1.00
                                                                           ---------------------------------------------------------

Investments at cost ....................................................     $ 5,004,983,034     $ 6,309,954,369    $ 5,527,233,226
                                                                           ---------------------------------------------------------

74 Wells Fargo Advantage Money Market Funds

  Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)


                                                                      California Tax-Free    Government
                                                                          Money Market      Money Market
                                                                              Fund              Fund
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .......................................................      $  68,559,263      $ 507,850,791
                                                                         ---------------------------------
Total investment income ...........................................         68,559,263        507,850,791
                                                                         ---------------------------------
EXPENSES
   Advisory fees ..................................................          5,277,776          9,520,331
   Administration fees
      Fund Level ..................................................            936,372          3,622,493
      Class A .....................................................          3,528,017          3,510,845
      Class B .....................................................                N/A                N/A
      Administrator Class .........................................                N/A            652,557
      Institutional Class .........................................                N/A          3,518,858
      Investor Class ..............................................                N/A                N/A
      Service Class ...............................................            322,919          3,448,034
   Custody fees ...................................................            374,549          1,904,066
   Shareholder servicing fees (Note 3) ............................          4,681,858         11,825,557
   Accounting fees ................................................             98,265            460,776
   Distribution fees (Note 3)
      Class B .....................................................                N/A                N/A
   Professional fees ..............................................             24,848            126,814
   Registration fees ..............................................             10,083             67,877
   Shareholder reports ............................................             89,343            290,224
   Trustees' fees .................................................              4,478              4,478
   Other fees and expenses ........................................             40,978            211,718
                                                                         ---------------------------------
Total expenses ....................................................         15,389,486         39,164,628
                                                                         ---------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................         (3,753,574)        (3,498,683)
   Net expenses ...................................................         11,635,912         35,665,945
                                                                         ---------------------------------
Net investment income (loss) ......................................         56,923,351        472,184,846
                                                                         ---------------------------------
Net realized gain (loss) from securities, foreign currencies and
   foreign currency translation ...................................            123,855                  0
                                                                         ---------------------------------
Net realized gain and loss from investments .......................            123,855                  0
                                                                         ---------------------------------
Net realized and unrealized gain (loss) on investments ............            123,855                  0
                                                                         ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...      $  57,047,206      $ 472,184,846
                                                                         =================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 75


                                                                        Minnesota                        Municipal
                                                                      Money Market     Money Market     Money Market
                                                                          Fund             Fund             Fund
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .......................................................    $ 2,424,180    $ 313,011,974     $ 8,084,525
                                                                      ----------------------------------------------
Total investment income ...........................................      2,424,180      313,011,974       8,084,525
                                                                      ----------------------------------------------
EXPENSES
   Advisory fees ..................................................        193,958       15,224,460         633,966
   Administration fees
      Fund Level ..................................................         32,326        2,501,361         105,661
      Class A .....................................................        142,236       10,204,756             N/A
      Class B .....................................................            N/A        1,631,820             N/A
      Administrator Class .........................................            N/A              N/A             N/A
      Institutional Class .........................................            N/A              N/A             N/A
      Investor Class ..............................................            N/A        1,500,233         788,612
      Service Class ...............................................            N/A              N/A             N/A
   Custody fees ...................................................         12,931        1,156,645          42,264
   Shareholder servicing fees (Note 3) ............................        161,632       14,458,067         528,305
   Accounting fees ................................................         12,200          285,132          26,714
   Distribution fees (Note 3)
      Class B .....................................................            N/A        5,563,023             N/A
   Professional fees ..............................................          9,941           62,233          13,154
   Registration fees ..............................................              0           42,821          13,346
   Shareholder reports ............................................          5,861          483,668          41,179
   Trustees' fees .................................................          4,478            4,478           4,478
   Other fees and expenses ........................................            831          136,194           2,672
                                                                      ----------------------------------------------
Total expenses ....................................................        576,394       53,254,891       2,200,351
                                                                      ----------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................        (59,171)      (4,181,258)       (847,891)
   Net expenses ...................................................        517,223       49,073,633       1,352,460
                                                                      ----------------------------------------------
Net investment income (loss) ......................................      1,906,957      263,938,341       6,732,065
                                                                      ----------------------------------------------
Net realized gain (loss) from securities, foreign currencies and
   foreign currency translation ...................................              0          105,117          48,562
                                                                      ----------------------------------------------
Net realized gain and loss from investments .......................              0          105,117          48,562
                                                                      ----------------------------------------------
Net realized and unrealized gain (loss) on investments ............              0          105,117          48,562
                                                                      ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...    $ 1,906,957    $ 264,043,458     $ 6,780,627
                                                                      ==============================================

                                                                      National Tax-Free    Treasury Plus    100% Treasury
                                                                         Money Market       Money Market     Money Market
                                                                             Fund               Fund             Fund
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .......................................................      $ 85,674,156      $ 163,304,493    $ 126,212,067
                                                                      ----------------------------------------------------
Total investment income ...........................................        85,674,156        163,304,493      126,212,067
                                                                      ----------------------------------------------------
EXPENSES
   Advisory fees ..................................................         2,295,367          3,173,516        7,135,351
   Administration fees
      Fund Level ..................................................         1,147,136          1,524,871        1,266,885
      Class A .....................................................         1,349,924          3,278,838          305,014
      Class B .....................................................               N/A                N/A              N/A
      Administrator Class .........................................           277,882                N/A              N/A
      Institutional Class .........................................           575,664            780,839              N/A
      Investor Class ..............................................               N/A                N/A              N/A
      Service Class ...............................................           821,165            848,505        2,905,953
   Custody fees ...................................................           459,073            634,703          512,054
   Shareholder servicing fees (Note 3) ............................         3,522,647          5,493,671        6,400,675
   Accounting fees ................................................           121,202            159,401          130,578
   Distribution fees (Note 3)
      Class B .....................................................               N/A                N/A              N/A
   Professional fees ..............................................            25,694             48,562           33,942
   Registration fees ..............................................            38,301             30,287            6,857
   Shareholder reports ............................................            32,373             89,825          135,695
   Trustees' fees .................................................             4,478              4,478            4,478
   Other fees and expenses ........................................            27,056             81,900           56,730
                                                                      ----------------------------------------------------
Total expenses ....................................................        10,697,962         16,149,396       18,894,212
                                                                      ----------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................        (1,357,409)          (974,537)      (5,884,896)
   Net expenses ...................................................         9,340,553         15,174,859       13,009,316
                                                                      ----------------------------------------------------
Net investment income (loss) ......................................        76,333,603        148,129,634      113,202,751
                                                                      ----------------------------------------------------
Net realized gain (loss) from securities, foreign currencies and
   foreign currency translation ...................................             6,558             56,896          663,279
                                                                      ----------------------------------------------------
Net realized gain and loss from investments .......................             6,558             56,896          663,279
                                                                      ----------------------------------------------------
Net realized and unrealized gain (loss) on investments ............             6,558             56,896          663,279
                                                                      ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...      $ 76,340,161      $ 148,186,530    $ 113,866,030
                                                                      ====================================================

76 Wells Fargo Advantage Money Market Funds  Statements of Changes in Net Assets


                                                                        CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                        --------------------------------------
                                                                            For the
                                                                        Six Months Ended         For the
                                                                         August 31, 2007       Year Ended
                                                                           (Unaudited)      February 28, 2007
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .............................................    $ 3,564,648,630     $ 2,968,478,627

OPERATIONS
   Net investment income (loss) .....................................         56,923,351          85,955,127
   Net realized gain (loss) on investments ..........................            123,855             278,371
                                                                        -------------------------------------
Net increase (decrease) in net assets resulting from operations .....         57,047,206          86,233,498
                                                                        -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .......................................................        (48,264,505)        (73,672,973)
      Class B .......................................................                 NA                  NA
      Administrator Class ...........................................                 NA                  NA
      Institutional Class ...........................................                 NA                  NA
      Investor Class ................................................                 NA                  NA
      Service Class .................................................         (8,658,846)        (12,294,228)
   Net realized gain on sales of investments
      Class A .......................................................                  0             (99,645)
      Service Class .................................................                  0             (16,497)
                                                                        -------------------------------------
Total distributions to shareholders .................................        (56,923,351)        (86,083,343)
                                                                        -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..............................      2,302,852,632       4,534,176,857
   Proceeds from redemption fees - Class A ..........................                  0                   0
   Reinvestment of distributions - Class A ..........................         43,844,745          67,736,818
   Cost of shares redeemed - Class A ................................     (2,150,719,323)     (4,089,997,095)
                                                                        -------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class A ...................................        195,978,054         511,916,580
                                                                        -------------------------------------
   Proceeds from shares sold - Class B ..............................                 NA                  NA
   Proceeds from redemption fees - Class B ..........................                 NA                  NA
   Reinvestment of distributions - Class B ..........................                 NA                  NA
   Cost of shares redeemed - Class B ................................                 NA                  NA
                                                                        -------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class B ...................................                 NA                  NA
                                                                        -------------------------------------
   Proceeds from redemption fees - Class C ..........................                 NA                  NA
                                                                        -------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class C ...................................                 NA                  NA
                                                                        -------------------------------------
   Proceeds from shares sold - Administrator Class ..................                 NA                  NA
   Reinvestment of distributions - Administrator Class ..............                 NA                  NA
   Cost of shares redeemed - Administrator Class ....................                 NA                  NA
                                                                        -------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Administrator Class .......................                 NA                  NA
                                                                        -------------------------------------
   Proceeds from shares sold - Institutional Class ..................                 NA                  NA
   Reinvestment of distributions - Institutional Class ..............                 NA                  NA
   Cost of shares redeemed - Institutional Class ....................                 NA                  NA
                                                                        -------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Institutional Class .......................                 NA                  NA
                                                                        -------------------------------------
   Proceeds from shares sold - Investor Class .......................                 NA                  NA
   Reinvestment of distributions - Investor Class ...................                 NA                  NA
   Cost of shares redeemed - Investor Class .........................                 NA                  NA
                                                                        -------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Investor Class ............................                 NA                  NA
                                                                        -------------------------------------
   Proceeds from shares sold - Service Class ........................        762,603,932       1,258,855,534
   Reinvestment of distributions - Service Class ....................          5,238,188           8,607,569
   Cost of shares redeemed - Service Class ..........................       (686,523,380)     (1,183,359,835)
                                                                        -------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Service Class .............................         81,318,740          84,103,268
                                                                        -------------------------------------
Net increase (decrease) in net assets resulting from capital share
   transaction - Total ..............................................        277,296,794         596,019,848
                                                                        -------------------------------------
Net increase (decrease) in net assets ...............................        277,420,649         596,170,003
                                                                        -------------------------------------
ENDING NET ASSETS ...................................................    $ 3,842,069,279     $ 3,564,648,630
                                                                        =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets  Wells Fargo Advantage Money Market Funds 77


                                                                             GOVERNMENT MONEY MARKET FUND
                                                                        --------------------------------------
                                                                            For the
                                                                        Six Months Ended         For the
                                                                         August 31, 2007       Year Ended
                                                                           (Unaudited)      February 28, 2007
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .............................................   $ 17,470,019,473    $  11,959,678,588

OPERATIONS
   Net investment income (loss) .....................................        472,184,846          714,945,746
   Net realized gain (loss) on investments ..........................                  0                    0
                                                                        --------------------------------------
Net increase (decrease) in net assets resulting from operations .....        472,184,846          714,945,746
                                                                        --------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .......................................................        (74,903,615)         (89,894,504)
      Class B .......................................................                 NA                   NA
      Administrator Class ...........................................        (32,528,654)         (55,078,969)
      Institutional Class ...........................................       (225,850,069)        (318,193,725)
      Investor Class ................................................                 NA                   NA
      Service Class .................................................       (138,902,508)        (251,802,670)
   Net realized gain on sales of investments
      Class A .......................................................                  0                    0
      Service Class .................................................                  0                    0
                                                                        --------------------------------------
Total distributions to shareholders .................................       (472,184,846)        (714,969,868)
                                                                        --------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..............................      1,436,631,598        2,649,631,520
   Proceeds from redemption fees - Class A ..........................                  0                    0
   Reinvestment of distributions - Class A ..........................         73,742,337           89,633,507
   Cost of shares redeemed - Class A ................................     (1,610,337,153)      (1,096,771,868)
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class A ...................................        (99,963,218)       1,642,493,159
                                                                        --------------------------------------
   Proceeds from shares sold - Class B ..............................                 NA                   NA
   Proceeds from redemption fees - Class B ..........................                 NA                   NA
   Reinvestment of distributions - Class B ..........................                 NA                   NA
   Cost of shares redeemed - Class B ................................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class B ...................................                 NA                   NA
                                                                        --------------------------------------
   Proceeds from redemption fees - Class C ..........................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class C ...................................                 NA                   NA
                                                                        --------------------------------------
   Proceeds from shares sold - Administrator Class ..................      4,242,220,168        8,691,109,812
   Reinvestment of distributions - Administrator Class ..............         15,280,296           39,414,503
   Cost of shares redeemed - Administrator Class ....................     (4,014,598,098)      (8,426,988,500)
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Administrator Class .......................        242,902,366          303,535,815
                                                                        --------------------------------------
   Proceeds from shares sold - Institutional Class ..................     32,898,529,613       44,078,787,295
   Reinvestment of distributions - Institutional Class ..............         88,325,887          101,125,444
   Cost of shares redeemed - Institutional Class ....................    (29,065,468,687)     (40,921,972,860)
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Institutional Class .......................      3,921,386,813        3,257,939,879
                                                                        --------------------------------------
   Proceeds from shares sold - Investor Class .......................                 NA                   NA
   Reinvestment of distributions - Investor Class ...................                 NA                   NA
   Cost of shares redeemed - Investor Class .........................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Investor Class ............................                 NA                   NA
                                                                        --------------------------------------
   Proceeds from shares sold - Service Class ........................     24,039,028,388       41,428,044,607
   Reinvestment of distributions - Service Class ....................         15,789,273           28,448,345
   Cost of shares redeemed - Service Class ..........................    (23,456,187,418)     (41,150,096,798)
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Service Class .............................        598,630,243          306,396,154
                                                                        --------------------------------------
Net increase (decrease) in net assets resulting from capital share
   transaction - Total ..............................................      4,662,956,204        5,510,365,007
                                                                        --------------------------------------
Net increase (decrease) in net assets ...............................      4,662,956,204        5,510,340,885
                                                                        --------------------------------------
ENDING NET ASSETS ...................................................   $ 22,132,975,677    $  17,470,019,473
                                                                        ======================================

                                                                             MINNESOTA MONEY MARKET FUND
                                                                        --------------------------------------
                                                                            For the
                                                                        Six Months Ended         For the
                                                                         August 31, 2007       Year Ended
                                                                           (Unaudited)      February 28, 2007
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .............................................   $    118,010,906    $     138,916,713

OPERATIONS
   Net investment income (loss) .....................................          1,906,957            3,041,432
   Net realized gain (loss) on investments ..........................                  0               (1,728)
                                                                        --------------------------------------
Net increase (decrease) in net assets resulting from operations .....          1,906,957            3,039,704
                                                                        --------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ............................................
      Class A .......................................................         (1,906,957)          (3,041,749)
      Class B .......................................................                 NA                   NA
      Administrator Class ...........................................                 NA                   NA
      Institutional Class ...........................................                 NA                   NA
      Investor Class ................................................                 NA                   NA
      Service Class .................................................                 NA                   NA
   Net realized gain on sales of investments
      Class A .......................................................                  0                    0
      Service Class .................................................                 NA                   NA
                                                                        --------------------------------------
Total distributions to shareholders .................................         (1,906,957)          (3,041,749)
                                                                        --------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..............................        234,954,977          343,969,419
   Proceeds from redemption fees - Class A ..........................                  0                    0
   Reinvestment of distributions - Class A ..........................          1,782,520            2,940,319
   Cost of shares redeemed - Class A ................................       (230,536,637)        (367,813,500)
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class A ...................................          6,200,860          (20,903,762)
                                                                        --------------------------------------
   Proceeds from shares sold - Class B ..............................                 NA                   NA
   Proceeds from redemption fees - Class B ..........................                 NA                   NA
   Reinvestment of distributions - Class B ..........................                 NA                   NA
   Cost of shares redeemed - Class B ................................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class B ...................................                 NA                   NA
                                                                        --------------------------------------
   Proceeds from redemption fees - Class C ..........................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class C ...................................                 NA                   NA
                                                                        --------------------------------------
   Proceeds from shares sold - Administrator Class ..................                 NA                   NA
   Reinvestment of distributions - Administrator Class ..............                 NA                   NA
   Cost of shares redeemed - Administrator Class ....................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Administrator Class .......................                 NA                   NA
                                                                        --------------------------------------
   Proceeds from shares sold - Institutional Class ..................                 NA                   NA
   Reinvestment of distributions - Institutional Class ..............                 NA                   NA
   Cost of shares redeemed - Institutional Class ....................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Institutional Class .......................                 NA                   NA
                                                                        --------------------------------------
   Proceeds from shares sold - Investor Class .......................                 NA                   NA
   Reinvestment of distributions - Investor Class ...................                 NA                   NA
   Cost of shares redeemed - Investor Class .........................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Investor Class ............................                 NA                   NA
                                                                        -------------------------------------
   Proceeds from shares sold - Service Class ........................                 NA                   NA
   Reinvestment of distributions - Service Class ....................                 NA                   NA
   Cost of shares redeemed - Service Class ..........................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Service Class .............................                  0                    0
                                                                        --------------------------------------
Net increase (decrease) in net assets resulting from capital share
   transaction - Total ..............................................          6,200,860          (20,903,762)
                                                                        --------------------------------------
Net increase (decrease) in net assets ...............................          6,200,860          (20,905,807)
                                                                        --------------------------------------
ENDING NET ASSETS ...................................................   $    124,211,766    $     118,010,906
                                                                        ======================================

                                                                                  MONEY MARKET FUND
                                                                        --------------------------------------
                                                                            For the
                                                                        Six Months Ended         For the
                                                                         August 31, 2007       Year Ended
                                                                           (Unaudited)      February 28, 2007
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .............................................   $ 10,626,293,423    $   8,545,432,498

OPERATIONS
   Net investment income (loss) .....................................        263,938,341          409,516,032
   Net realized gain (loss) on investments ..........................            105,117               18,790
                                                                        --------------------------------------
Net increase (decrease) in net assets resulting from operations .....        264,043,458          409,534,822
                                                                        --------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .......................................................       (215,802,357)        (325,783,126)
      Class B .......................................................        (28,950,602)         (50,515,841)
      Administrator Class ...........................................                 NA                   NA
      Institutional Class ...........................................                 NA                   NA
      Investor Class ................................................        (19,185,382)         (33,272,911)
      Service Class .................................................                 NA                   NA
   Net realized gain on sales of investments
      Class A .......................................................                  0                    0
      Service Class .................................................                 NA                   NA
                                                                        --------------------------------------
Total distributions to shareholders .................................       (263,938,341)        (409,571,878)
                                                                        --------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..............................                  0        7,166,552,476
   Proceeds from redemption fees - Class A ..........................      4,960,579,720                    0
   Reinvestment of distributions - Class A ..........................        207,818,467          318,507,034
   Cost of shares redeemed - Class A ................................     (4,427,015,760)      (5,634,788,324)
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class A ...................................        741,382,427        1,850,271,186
                                                                        --------------------------------------
   Proceeds from shares sold - Class B ..............................                  0        3,404,674,991
   Proceeds from redemption fees - Class B ..........................      1,078,419,425                    0
   Reinvestment of distributions - Class B ..........................         28,418,485           50,458,844
   Cost of shares redeemed - Class B ................................     (1,007,348,688)      (3,288,498,352)
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class B ...................................         99,489,222          166,635,483
                                                                        --------------------------------------
   Proceeds from redemption fees - Class C ..........................        344,895,815                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Class C ...................................        344,895,815                   NA
                                                                        --------------------------------------
   Proceeds from shares sold - Administrator Class ..................                 NA                   NA
   Reinvestment of distributions - Administrator Class ..............                 NA                   NA
   Cost of shares redeemed - Administrator Class ....................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Administrator Class .......................                 NA                   NA
                                                                        --------------------------------------
   Proceeds from shares sold - Institutional Class ..................                 NA                   NA
   Reinvestment of distributions - Institutional Class ..............                 NA                   NA
   Cost of shares redeemed - Institutional Class ....................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Institutional Class .......................                 NA                   NA
                                                                        --------------------------------------
   Proceeds from shares sold - Investor Class .......................                 NA          569,125,552
   Reinvestment of distributions - Investor Class ...................         18,348,116           32,367,136
   Cost of shares redeemed - Investor Class .........................       (311,629,726)        (537,501,376)
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Investor Class ............................       (293,281,610)          63,991,312
                                                                        --------------------------------------
   Proceeds from shares sold - Service Class ........................                 NA                   NA
   Reinvestment of distributions - Service Class ....................                 NA                   NA
   Cost of shares redeemed - Service Class ..........................                 NA                   NA
                                                                        --------------------------------------
   Net increase (decrease) in net assets resulting from capital
      share transaction - Service Class .............................                  0                    0
                                                                        --------------------------------------
Net increase (decrease) in net assets resulting from capital share
   transaction - Total ..............................................        892,485,854        2,080,897,981
                                                                        --------------------------------------
Net increase (decrease) in net assets ...............................        892,590,971        2,080,860,925
                                                                        --------------------------------------
ENDING NET ASSETS ...................................................   $ 11,518,884,394    $  10,626,293,423
                                                                        ======================================

78 Wells Fargo Advantage Money Market Funds

                                             Statements of Changes in Net Assets


                                                                                               CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007      Year Ended
                                                                                                  (Unaudited)     February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................      2,302,852,631       4,534,176,857
   Shares issued in reinvestment of distributions - Class A ................................         43,844,745          67,736,818
   Shares redeemed - Class A ...............................................................     (2,150,719,323)     (4,089,997,095)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................        195,978,053         511,916,580
                                                                                               -------------------------------------
   Shares sold - Class B ...................................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Class B ................................                 NA                  NA
   Shares redeemed - Class B ...............................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Administrator Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ....................                 NA                  NA
   Shares redeemed - Administrator Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Institutional Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ....................                 NA                  NA
   Shares redeemed - Institutional Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Investor Class ............................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Investor Class .........................                 NA                  NA
   Shares redeemed - Investor Class ........................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Service Class .............................................................        762,603,932       1,258,855,534
   Shares issued in reinvestment of distributions - Service Class ..........................          5,238,188           8,607,570
   Shares redeemed - Service Class .........................................................       (686,523,380)     (1,183,359,835)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Service Class ...........................         81,318,740          84,103,269
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        277,296,793         596,019,849
                                                                                               =====================================

Ending balance of undistributed net investment income (loss) ...............................   $         (1,039)  $          (1,039)
                                                                                               -------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Money Market Funds 79


                                                                                                   GOVERNMENT MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                   For the
                                                                                               Six Months Ended       For the
                                                                                                August 31, 2007      Year Ended
                                                                                                 (Unaudited)      February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................      1,436,631,598       2,649,631,519
   Shares issued in reinvestment of distributions - Class A ................................         73,742,337          89,633,507
   Shares redeemed - Class A ...............................................................     (1,610,337,153)     (1,096,771,868)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................        (99,963,218)      1,642,493,158
                                                                                               -------------------------------------
   Shares sold - Class B ...................................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Class B ................................                 NA                  NA
   Shares redeemed - Class B ...............................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Administrator Class .......................................................      4,242,220,169       8,691,109,813
   Shares issued in reinvestment of distributions - Administrator Class ....................         15,280,297          39,414,503
   Shares redeemed - Administrator Class ...................................................     (4,014,598,098)     (8,426,988,500)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................        242,902,368         303,535,816
                                                                                               -------------------------------------
   Shares sold - Institutional Class .......................................................     32,898,529,612      44,078,787,295
   Shares issued in reinvestment of distributions - Institutional Class ....................         88,325,887         101,125,444
   Shares redeemed - Institutional Class ...................................................    (29,065,468,687)    (40,921,972,859)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................      3,921,386,812       3,257,939,880
                                                                                               -------------------------------------
   Shares sold - Investor Class ............................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Investor Class .........................                 NA                  NA
   Shares redeemed - Investor Class ........................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Service Class .............................................................     24,039,028,387      41,428,044,608
   Shares issued in reinvestment of distributions - Service Class ..........................         15,789,273          28,448,345
   Shares redeemed - Service Class .........................................................    (23,456,187,418)    (41,150,096,798)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Service Class ...........................        598,630,242         306,396,155
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....      4,662,956,204       5,510,365,009
                                                                                               =====================================

Ending balance of undistributed net investment income (loss) ...............................   $         31,020   $          31,019
                                                                                               -------------------------------------

                                                                                                    MINNESOTA MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007       Year Ended
                                                                                                  (Unaudited)     February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................        234,954,977         343,969,418
   Shares issued in reinvestment of distributions - Class A ................................          1,782,520           2,940,319
   Shares redeemed - Class A ...............................................................       (230,536,637)       (367,813,500)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................          6,200,860         (20,903,763)
                                                                                               -------------------------------------
   Shares sold - Class B ...................................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Class B ................................                 NA                  NA
   Shares redeemed - Class B ...............................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Administrator Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ....................                 NA                  NA
   Shares redeemed - Administrator Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Institutional Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ....................                 NA                  NA
   Shares redeemed - Institutional Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Investor Class ............................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Investor Class .........................                 NA                  NA
   Shares redeemed - Investor Class ........................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Service Class .............................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Service Class ..........................                 NA                  NA
   Shares redeemed - Service Class .........................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Service Class ...........................                 NA                  NA
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....          6,200,860         (20,903,763)
                                                                                               =====================================

Ending balance of undistributed net investment income (loss) ...............................   $              1   $               1
                                                                                               -------------------------------------

                                                                                                         MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                   For the
                                                                                               Six Months Ended       For the
                                                                                               August 31, 2007       Year Ended
                                                                                                  (Unaudited)     February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................      4,960,579,720       7,166,552,157
   Shares issued in reinvestment of distributions - Class A ................................        207,818,467         318,507,034
   Shares redeemed - Class A ...............................................................     (4,427,015,760)     (5,634,788,324)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................        741,382,427       1,850,270,867
                                                                                               -------------------------------------
   Shares sold - Class B ...................................................................      1,078,419,425       3,404,674,991
   Shares issued in reinvestment of distributions - Class B ................................         28,418,485          50,458,844
   Shares redeemed - Class B ...............................................................     (1,007,348,688)     (3,288,498,352)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................         99,489,222         166,635,483
                                                                                               -------------------------------------
   Shares sold - Administrator Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ....................                 NA                  NA
   Shares redeemed - Administrator Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Institutional Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ....................                 NA                  NA
   Shares redeemed - Institutional Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Investor Class ............................................................        344,895,699         569,125,432
   Shares issued in reinvestment of distributions - Investor Class .........................         18,348,116          32,367,136
   Shares redeemed - Investor Class ........................................................       (311,629,726)       (537,501,376)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........................         51,614,089          63,991,192
                                                                                               -------------------------------------
   Shares sold - Service Class .............................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Service Class ..........................                 NA                  NA
   Shares redeemed - Service Class .........................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Service Class ...........................                 NA                  NA
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        892,485,738       2,080,897,542
                                                                                               =====================================

Ending balance of undistributed net investment income (loss) ...............................   $             (1)  $              (1)
                                                                                               -------------------------------------

80 Wells Fargo Advantage Money Market Funds

                                             Statements of Changes in Net Assets


                                                                                                    MUNICIPAL MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                   For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007       Year Ended
                                                                                                 (Unaudited)      February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................   $    439,112,425   $     539,844,209

OPERATIONS
   Net investment income (loss) ............................................................          6,732,065          14,193,929
   Net realized gain (loss) on investments .................................................             48,562              (3,627)
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations ............................          6,780,627          14,190,302
                                                                                               -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................                 NA                  NA
      Administrator Class ..................................................................                 NA                  NA
      Institutional Class ..................................................................                 NA                  NA
      Investor Class .......................................................................         (6,732,064)        (14,195,436)
      Service Class ........................................................................                 NA                  NA
                                                                                               -------------------------------------
Total distributions to shareholders ........................................................         (6,732,064)        (14,195,436)
                                                                                               -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................                 NA                  NA
   Reinvestment of distributions - Class A .................................................                 NA                  NA
   Cost of shares redeemed - Class A .......................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Class A ..............................................................................                 NA                  NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Administrator Class .........................................                 NA                  NA
   Reinvestment of distributions - Administrator Class .....................................                 NA                  NA
   Cost of shares redeemed - Administrator Class ...........................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class ..................................................................                 NA                  NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Institutional Class .........................................                 NA                  NA
   Reinvestment of distributions - Institutional Class .....................................                 NA                  NA
   Cost of shares redeemed - Institutional Class ...........................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class ..................................................................                 NA                  NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Investor Class ..............................................        122,356,422         267,456,796
   Reinvestment of distributions - Investor Class ..........................................          6,334,011          13,640,720
   Cost of shares redeemed - Investor Class ................................................       (171,894,370)       (381,824,166)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Investor Class .......................................................................        (43,203,937)       (100,726,650)
                                                                                               -------------------------------------
   Proceeds from shares sold - Service Class ...............................................                 NA                  NA
   Reinvestment of distributions - Service Class ...........................................                 NA                  NA
   Cost of shares redeemed - Service Class .................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Service Class ........................................................................                  0                   0
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....        (43,203,937)       (100,726,650)
                                                                                               -------------------------------------
Net increase (decrease) in net assets ......................................................        (43,155,374)       (100,731,784)
                                                                                               -------------------------------------
ENDING NET ASSETS ..........................................................................   $    395,957,051   $     439,112,425
                                                                                               =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Money Market Funds 81


                                                                                                NATIONAL TAX-FREE MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007      Year Ended
                                                                                                  (Unaudited)     February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................   $  4,157,270,399   $   3,424,000,163

OPERATIONS
   Net investment income (loss) ............................................................         76,333,603         119,184,271
   Net realized gain (loss) on investments .................................................              6,558              23,410
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations ............................         76,340,161         119,207,681
                                                                                               -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................        (18,913,754)        (30,479,474)
      Administrator Class ..................................................................         (9,531,288)        (17,279,735)
      Institutional Class ..................................................................        (25,429,392)        (35,195,447)
      Investor Class .......................................................................                 NA                  NA
      Service Class ........................................................................        (22,459,168)        (36,238,442)
                                                                                               -------------------------------------
Total distributions to shareholders ........................................................        (76,333,602)       (119,193,098)
                                                                                               -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................      1,141,754,912       1,933,862,916
   Reinvestment of distributions - Class A .................................................         18,123,305          29,967,027
   Cost of shares redeemed - Class A .......................................................     (1,014,171,106)     (1,800,118,491)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Class A ..............................................................................        145,707,111         163,711,452
                                                                                               -------------------------------------
   Proceeds from shares sold - Administrator Class .........................................        239,568,100         372,013,790
   Reinvestment of distributions - Administrator Class .....................................          9,136,829          16,816,663
   Cost of shares redeemed - Administrator Class ...........................................       (221,874,630)       (408,780,664)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class ..................................................................         26,830,299         (19,950,211)
                                                                                               -------------------------------------
   Proceeds from shares sold - Institutional Class .........................................      7,797,134,198      10,106,491,273
   Reinvestment of distributions - Institutional Class .....................................         12,228,144          17,194,645
   Cost of shares redeemed - Institutional Class ...........................................     (7,291,023,201)     (9,677,319,139)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class ..................................................................        518,339,141         446,366,779
                                                                                               -------------------------------------
   Proceeds from shares sold - Investor Class ..............................................                 NA                  NA
   Reinvestment of distributions - Investor Class ..........................................                 NA                  NA
   Cost of shares redeemed - Investor Class ................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Investor Class .......................................................................                 NA                  NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Service Class ...............................................      1,382,782,103       2,725,854,897
   Reinvestment of distributions - Service Class ...........................................          5,213,588           9,375,237
   Cost of shares redeemed - Service Class .................................................     (1,234,356,275)     (2,592,102,501)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Service Class ........................................................................        153,639,416         143,127,633
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....        844,515,967         733,255,653
                                                                                               -------------------------------------
Net increase (decrease) in net assets ......................................................        844,522,526         733,270,236
                                                                                               -------------------------------------
ENDING NET ASSETS ..........................................................................   $  5,001,792,925   $   4,157,270,399
                                                                                               =====================================

                                                                                                  TREASURY PLUS MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007       Year Ended
                                                                                                  (Unaudited)     February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................   $  5,997,566,905   $   4,879,764,763

OPERATIONS
   Net investment income (loss) ............................................................        148,129,634         258,618,121
   Net realized gain (loss) on investments .................................................             56,896              17,306
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations ............................        148,186,530         258,635,427
                                                                                               -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................        (67,017,566)       (127,869,929)
      Administrator Class                                                                                    NA                  NA
      Institutional Class ..................................................................        (48,108,497)        (75,146,366)
      Investor Class .......................................................................                 NA                  NA
      Service Class ........................................................................        (33,003,572)        (55,618,438)
                                                                                               -------------------------------------
Total distributions to shareholders ........................................................       (148,129,635)       (258,634,733)
                                                                                               -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................      9,301,637,013      15,960,076,459
   Reinvestment of distributions - Class A .................................................         19,752,141          39,271,966
   Cost of shares redeemed - Class A .......................................................     (9,425,159,966)    (15,881,198,863)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Class A ..............................................................................       (103,770,812)        118,149,562
                                                                                               -------------------------------------
   Proceeds from shares sold - Administrator Class .........................................                 NA                  NA
   Reinvestment of distributions - Administrator Class .....................................                 NA                  NA
   Cost of shares redeemed - Administrator Class ...........................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class ..................................................................                 NA                  NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Institutional Class .........................................     14,299,747,004      16,993,305,167
   Reinvestment of distributions - Institutional Class .....................................         14,991,869          33,629,885
   Cost of shares redeemed - Institutional Class ...........................................    (13,660,518,553)    (16,370,993,228)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class ..................................................................        654,220,320         655,941,824
                                                                                               -------------------------------------
   Proceeds from shares sold - Investor Class ..............................................                 NA                  NA
   Reinvestment of distributions - Investor Class ..........................................                 NA                  NA
   Cost of shares redeemed - Investor Class ................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Investor Class .......................................................................                 NA                  NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Service Class ...............................................     11,611,655,869      18,147,396,218
   Reinvestment of distributions - Service Class ...........................................          2,914,368           7,424,955
   Cost of shares redeemed - Service Class .................................................    (11,870,381,628)    (17,811,111,111)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Service Class ........................................................................       (255,811,391)        343,710,062
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....        294,638,117       1,117,801,448
                                                                                               -------------------------------------
Net increase (decrease) in net assets ......................................................        294,695,012       1,117,802,142
                                                                                               -------------------------------------
ENDING NET ASSETS ..........................................................................   $  6,292,261,917   $   5,997,566,905
                                                                                               =====================================

                                                                                                  100% TREASURY MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007       Year Ended
                                                                                                  (Unaudited)     February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................   $  4,306,393,579   $   3,783,181,409

OPERATIONS
   Net investment income (loss) ............................................................        113,202,751         173,644,007
   Net realized gain (loss) on investments .................................................            663,279             249,638
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations ............................        113,866,030         173,893,645
                                                                                               -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................         (5,949,550)         (9,826,964)
      Administrator Class ..................................................................                 NA                  NA
      Institutional Class ..................................................................                 NA                  NA
      Investor Class .......................................................................                 NA                  NA
      Service Class ........................................................................       (107,253,201)       (163,828,843)
                                                                                               -------------------------------------
Total distributions to shareholders ........................................................       (113,202,751)       (173,655,807)
                                                                                               -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................        277,664,966         599,951,006
   Reinvestment of distributions - Class A .................................................          5,862,442           9,795,295
   Cost of shares redeemed - Class A .......................................................       (270,955,370)       (554,715,234)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Class A ..............................................................................         12,572,038          55,031,067
                                                                                               -------------------------------------
   Proceeds from shares sold - Administrator Class .........................................                 NA                  NA
   Reinvestment of distributions - Administrator Class .....................................                 NA                  NA
   Cost of shares redeemed - Administrator Class ...........................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class ..................................................................                 NA                  NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Institutional Class .........................................                 NA                  NA
   Reinvestment of distributions - Institutional Class .....................................                 NA                  NA
   Cost of shares redeemed - Institutional Class ...........................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class ..................................................................                 NA                  NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Investor Class ..............................................                 NA                  NA
   Reinvestment of distributions - Investor Class ..........................................                 NA                  NA
   Cost of shares redeemed - Investor Class ................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Investor Class .......................................................................                 NA                  NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Service Class ...............................................     11,566,257,087      20,049,382,161
   Reinvestment of distributions - Service Class ...........................................          5,388,684          17,399,783
   Cost of shares redeemed - Service Class .................................................    (10,381,533,445)    (19,598,838,679)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Service Class ........................................................................      1,190,112,326         467,943,265
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....      1,202,684,364         522,974,332
                                                                                               -------------------------------------
Net increase (decrease) in net assets ......................................................      1,203,347,643         523,212,170
                                                                                               -------------------------------------
ENDING NET ASSETS ..........................................................................   $  5,509,741,222   $   4,306,393,579
                                                                                               =====================================

82 Wells Fargo Advantage Money Market Funds

                                             Statements of Changes in Net Assets


                                                                                                    MUNICIPAL MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007      Year Ended
                                                                                                  (Unaudited)     February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Class A ................................                 NA                  NA
   Shares redeemed - Class A ...............................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Administrator Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ....................                 NA                  NA
   Shares redeemed - Administrator Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Institutional Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ....................                 NA                  NA
   Shares redeemed - Institutional Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Investor Class ............................................................        122,356,322         267,456,796
   Shares issued in reinvestment of distributions - Investor Class .........................          6,334,011          13,640,720
   Shares redeemed - Investor Class ........................................................       (171,894,370)       (381,824,166)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........................        (43,204,037)       (100,726,650)
                                                                                               -------------------------------------
   Shares sold - Service Class .............................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Service Class ..........................                 NA                  NA
   Shares redeemed - Service Class .........................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Service Class ...........................                 NA                  NA
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        (43,204,037)       (100,726,650)
                                                                                               =====================================

Ending balance of undistributed net investment income (loss) ...............................   $         (1,263)  $          (1,264)
                                                                                               -------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Money Market Funds 83


                                                                                                NATIONAL TAX-FREE MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007       Year Ended
                                                                                                  (Unaudited)     February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................      1,141,754,912       1,933,862,916
   Shares issued in reinvestment of distributions - Class A ................................         18,123,305          29,967,026
   Shares redeemed - Class A ...............................................................     (1,014,171,106)     (1,800,118,491)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................        145,707,111         163,711,451
                                                                                               -------------------------------------
   Shares sold - Administrator Class .......................................................        239,568,100         372,013,790
   Shares issued in reinvestment of distributions - Administrator Class ....................          9,136,829          16,816,663
   Shares redeemed - Administrator Class ...................................................       (221,874,630)       (408,780,664)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................         26,830,299         (19,950,211)
                                                                                               -------------------------------------
   Shares sold - Institutional Class .......................................................      7,797,134,198      10,106,491,272
   Shares issued in reinvestment of distributions - Institutional Class ....................         12,228,144          17,194,645
   Shares redeemed - Institutional Class ...................................................     (7,291,023,201)     (9,677,319,139)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................        518,339,141         446,366,778
                                                                                               -------------------------------------
   Shares sold - Investor Class ............................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Investor Class .........................                 NA                  NA
   Shares redeemed - Investor Class ........................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Service Class .............................................................      1,382,782,103       2,725,854,898
   Shares issued in reinvestment of distributions - Service Class ..........................          5,213,588           9,375,237
   Shares redeemed - Service Class .........................................................     (1,234,356,275)     (2,592,102,501)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Service Class ...........................        153,639,416         143,127,634
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        844,515,967         733,255,652
                                                                                               =====================================

Ending balance of undistributed net investment income (loss) ...............................   $              1    $              0
                                                                                               -------------------------------------

                                                                                                  TREASURY PLUS MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended        For the
                                                                                                August 31, 2007      Year Ended
                                                                                                  (Unaudited)     February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................      9,301,637,013      15,960,076,458
   Shares issued in reinvestment of distributions - Class A ................................         19,752,141          39,271,966
   Shares redeemed - Class A ...............................................................     (9,425,159,966)    (15,881,198,863)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................       (103,770,812)        118,149,561
                                                                                               -------------------------------------
   Shares sold - Administrator Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ....................                 NA                  NA
   Shares redeemed - Administrator Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Institutional Class .......................................................     14,299,747,004      16,993,305,167
   Shares issued in reinvestment of distributions - Institutional Class ....................         14,991,869          33,629,885
   Shares redeemed - Institutional Class ...................................................    (13,660,518,553)    (16,370,993,227)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................        654,220,320         655,941,825
                                                                                               -------------------------------------
   Shares sold - Investor Class ............................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Investor Class .........................                 NA                  NA
   Shares redeemed - Investor Class ........................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Service Class .............................................................     11,611,655,869      18,147,396,218
   Shares issued in reinvestment of distributions - Service Class ..........................          2,914,368           7,424,955
   Shares redeemed - Service Class .........................................................    (11,870,381,628)    (17,811,111,111)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Service Class ...........................       (255,811,391)        343,710,062
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        294,638,117       1,117,801,448
                                                                                               =====================================

Ending balance of undistributed net investment income (loss) ...............................   $            643    $            644
                                                                                               -------------------------------------

                                                                                                  100% TREASURY MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                   For the
                                                                                               Six Months Ended        For the
                                                                                               August 31, 2007        Year Ended
                                                                                                 (Unaudited)      February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................        277,664,965         599,951,005
   Shares issued in reinvestment of distributions - Class A ................................          5,862,442           9,795,295
   Shares redeemed - Class A ...............................................................       (270,955,370)       (554,715,234)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................         12,572,037          55,031,066
                                                                                               -------------------------------------
   Shares sold - Administrator Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ....................                 NA                  NA
   Shares redeemed - Administrator Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Institutional Class .......................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ....................                 NA                  NA
   Shares redeemed - Institutional Class ...................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .....................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Investor Class ............................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Investor Class .........................                 NA                  NA
   Shares redeemed - Investor Class ........................................................                 NA                  NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..........................                 NA                  NA
                                                                                               -------------------------------------
   Shares sold - Service Class .............................................................     11,566,257,087      20,049,382,161
   Shares issued in reinvestment of distributions - Service Class ..........................          5,388,684          17,399,783
   Shares redeemed - Service Class .........................................................    (10,381,533,445)    (19,598,838,679)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Service Class ...........................      1,190,112,326         467,943,265
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....      1,202,684,363         522,974,331
                                                                                               =====================================

Ending balance of undistributed net investment income (loss) ...............................   $        191,897   $         191,897
                                                                                               -------------------------------------

84 Wells Fargo Advantage Money Market Funds                 Financial Highlights


                                                                            Beginning                  Net Realized   Distributions
                                                                            Net Asset      Net        and Unrealized    from Net
                                                                            Value Per   Investment      Gain (Loss)    Investment
                                                                              Share    Income (Loss)  on Investments     Income
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00        0.02             0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00        0.03             0.00          (0.03)
April 1, 2005 to February 28, 2006 4 .....................................    $1.00        0.02             0.00          (0.02)
April 1, 2004 to March 31, 2005 ..........................................    $1.00        0.01             0.00          (0.01)
April 1, 2003 to March 31, 2004 ..........................................    $1.00        0.00             0.00           0.00
April 1, 2002 to March 31, 2003 ..........................................    $1.00        0.01             0.00          (0.01)
April 1, 2001 to March 31, 2002 ..........................................    $1.00        0.02             0.00          (0.02)

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00        0.02             0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00        0.05             0.00          (0.05)
April 1, 2005 to February 28, 2006 4 .....................................    $1.00        0.03             0.00          (0.03)
April 1, 2004 to March 31, 2005 ..........................................    $1.00        0.01             0.00          (0.01)
April 1, 2003 to March 31, 2004 ..........................................    $1.00        0.00             0.00           0.00
April 1, 2002 to March 31, 2003 ..........................................    $1.00        0.01             0.00          (0.01)
April 1, 2001 to March 31, 2002 ..........................................    $1.00        0.03             0.00          (0.03)

MINNESOTA MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00        0.01             0.00          (0.01)
March 1, 2006 to February 28, 2007 .......................................    $1.00        0.03             0.00          (0.03)
April 1, 2005 to February 28, 2006 4 .....................................    $1.00        0.02             0.00          (0.02)
April 1, 2004 to March 31, 2005 ..........................................    $1.00        0.01             0.00          (0.01)
April 1, 2003 to March 31, 2004 ..........................................    $1.00        0.00             0.00           0.00
April 1, 2002 to March 31, 2003 ..........................................    $1.00        0.01             0.00          (0.01)
April 1, 2001 to March 31, 2002 ..........................................    $1.00        0.02             0.00          (0.02)

MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00        0.02             0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00        0.04             0.00          (0.04)
April 1, 2005 to February 28, 2006 4 .....................................    $1.00        0.03             0.00          (0.03)
April 1, 2004 to March 31, 2005 ..........................................    $1.00        0.01             0.00          (0.01)
April 1, 2003 to March 31, 2004 ..........................................    $1.00        0.00             0.00           0.00
April 1, 2002 to March 31, 2003 ..........................................    $1.00        0.01             0.00          (0.01)
April 1, 2001 to March 31, 2002 ..........................................    $1.00        0.03             0.00          (0.03)

Class B
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00        0.02             0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00        0.04             0.00          (0.04)
April 1, 2005 to February 28, 2006 4 .....................................    $1.00        0.02             0.00          (0.02)
April 1, 2004 to March 31, 2005 ..........................................    $1.00        0.00             0.00           0.00
April 1, 2003 to March 31, 2004 ..........................................    $1.00        0.00             0.00           0.00
April 1, 2002 to March 31, 2003 ..........................................    $1.00        0.00             0.00           0.00
April 1, 2001 to March 31, 2002 ..........................................    $1.00        0.02             0.00          (0.02)

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00        0.02             0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00        0.05             0.00          (0.05)
April 11, 2005 3 to February 28, 2006 4 ..................................    $1.00        0.03             0.00          (0.03)

MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00        0.02             0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00        0.03             0.00          (0.03)
November 1, 2005 to February 28, 2006 5 ..................................    $1.00        0.01             0.00          (0.01)
November 1, 2004 to October 31, 2005 .....................................    $1.00        0.02             0.00          (0.02)
November 1, 2003 to October 31, 2004 .....................................    $1.00        0.01             0.00          (0.01)
November 1, 2002 to October 31, 2003 .....................................    $1.00        0.01             0.00          (0.01)
November 1, 2001 to October 31, 2002 .....................................    $1.00        0.01             0.00          (0.01)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Money Market Funds 85


                                                                             Ending     Ratio to Average Net Assets (Annualized) 1
                                                             Distributions  Net Asset  --------------------------------------------
                                                               from Net     Value Per  Net Investment   Gross    Expenses     Net
                                                            Realized Gains    Share     Income (Loss)  Expenses   Waived   Expenses
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............       0.00         $1.00         3.02%        0.84%    (0.19)%    0.65%
March 1, 2006 to February 28, 2007 .......................       0.00         $1.00         2.81%        0.84%    (0.19)%    0.65%
April 1, 2005 to February 28, 2006 4 .....................       0.00         $1.00         2.01%        0.84%    (0.19)%    0.65%
April 1, 2004 to March 31, 2005 ..........................       0.00         $1.00         0.78%        0.84%    (0.19)%    0.65%
April 1, 2003 to March 31, 2004 ..........................       0.00         $1.00         0.36%        0.85%    (0.20)%    0.65%
April 1, 2002 to March 31, 2003 ..........................       0.00         $1.00         0.72%        0.77%    (0.12)%    0.65%
April 1, 2001 to March 31, 2002 ..........................       0.00         $1.00         1.52%        0.77%    (0.12)%    0.65%

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............       0.00         $1.00         4.70%        0.64%     0.00%     0.64%
March 1, 2006 to February 28, 2007 .......................       0.00         $1.00         4.57%        0.64%     0.00%     0.64%
April 1, 2005 to February 28, 2006 4 .....................       0.00         $1.00         3.13%        0.65%     0.00%     0.65%
April 1, 2004 to March 31, 2005 ..........................       0.00         $1.00         1.17%        0.65%     0.00%     0.65%
April 1, 2003 to March 31, 2004 ..........................       0.00         $1.00         0.46%        0.71%    (0.04)%    0.67%
April 1, 2002 to March 31, 2003 ..........................       0.00         $1.00         0.97%        0.81%    (0.06)%    0.75%
April 1, 2001 to March 31, 2002 ..........................       0.00         $1.00         2.33%        1.00%    (0.25)%    0.75%

MINNESOTA MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............       0.00         $1.00         2.96%        0.89%    (0.09)%    0.80%
March 1, 2006 to February 28, 2007 .......................       0.00         $1.00         2.73%        0.90%    (0.10)%    0.80%
April 1, 2005 to February 28, 2006 4 .....................       0.00         $1.00         1.90%        0.88%    (0.08)%    0.80%
April 1, 2004 to March 31, 2005 ..........................       0.00         $1.00         0.66%        0.89%    (0.09)%    0.80%
April 1, 2003 to March 31, 2004 ..........................       0.00         $1.00         0.28%        0.90%    (0.10)%    0.80%
April 1, 2002 to March 31, 2003 ..........................       0.00         $1.00         0.72%        0.83%    (0.03)%    0.80%
April 1, 2001 to March 31, 2002 ..........................       0.00         $1.00         1.65%        0.83%    (0.03)%    0.80%

MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............       0.00         $1.00         4.67%        0.82%    (0.06)%    0.76%
March 1, 2006 to February 28, 2007 .......................       0.00         $1.00         4.46%        0.82%    (0.06)%    0.76%
April 1, 2005 to February 28, 2006 4 .....................       0.00         $1.00         2.96%        0.83%    (0.07)%    0.76%
April 1, 2004 to March 31, 2005 ..........................       0.00         $1.00         1.02%        0.87%    (0.11)%    0.76%
April 1, 2003 to March 31, 2004 ..........................       0.00         $1.00         0.41%        0.93%    (0.17)%    0.76%
April 1, 2002 to March 31, 2003 ..........................       0.00         $1.00         1.01%        0.97%    (0.21)%    0.76%
April 1, 2001 to March 31, 2002 ..........................       0.00         $1.00         2.58%        0.97%    (0.21)%    0.76%

Class B
March 1, 2007 to August 31, 2007 (Unaudited) .............       0.00         $1.00         3.92%        1.57%    (0.06)%    1.51%
March 1, 2006 to February 28, 2007 .......................       0.00         $1.00         3.70%        1.57%    (0.06)%    1.51%
April 1, 2005 to February 28, 2006 4 .....................       0.00         $1.00         2.16%        1.58%    (0.07)%    1.51%
April 1, 2004 to March 31, 2005 ..........................       0.00         $1.00         0.41%        1.62%    (0.28)%    1.34%
April 1, 2003 to March 31, 2004 ..........................       0.00         $1.00         0.12%        1.68%    (0.63)%    1.05%
April 1, 2002 to March 31, 2003 ..........................       0.00         $1.00         0.32%        1.61%    (0.15)%    1.46%
April 1, 2001 to March 31, 2002 ..........................       0.00         $1.00         1.76%        1.60%    (0.09)%    1.51%

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .............       0.00         $1.00         4.78%        0.97%    (0.32)%    0.65%
March 1, 2006 to February 28, 2007 .......................       0.00         $1.00         4.56%        0.99%    (0.34)%    0.65%
April 11, 2005 3 to February 28, 2006 4 ..................       0.00         $1.00         3.02%        1.00%    (0.35)%    0.65%

MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .............       0.00         $1.00         3.19%        1.04%    (0.40)%    0.64%
March 1, 2006 to February 28, 2007 .......................       0.00         $1.00         2.97%        1.04%    (0.40)%    0.64%
November 1, 2005 to February 28,2006 5 ...................       0.00         $1.00         2.45%        1.04%    (0.40)%    0.64%
November 1, 2004 to October 31, 2005 .....................       0.00         $1.00         1.64%        0.86%    (0.20)%    0.66%
November 1, 2003 to October 31, 2004 .....................       0.00         $1.00         0.81%        0.65%    (0.02)%    0.63%
November 1, 2002 to October 31, 2003 .....................       0.00         $1.00         0.94%        0.61%     0.00%     0.61%
November 1, 2001 to October 31, 2002 .....................       0.00         $1.00         1.42%        0.58%     0.00%     0.58%

                                                                       Net Assets at
                                                             Total     End of Period
                                                            Return 2  (000's omitted)
-------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............    1.52%      $3,260,562
March 1, 2006 to February 28, 2007 .......................    2.85%      $3,064,445
April 1, 2005 to February 28, 2006 4 .....................    1.85%      $2,552,430
April 1, 2004 to March 31, 2005 ..........................    0.79%      $2,423,170
April 1, 2003 to March 31, 2004 ..........................    0.36%      $2,262,957
April 1, 2002 to March 31, 2003 ..........................    0.73%      $2,357,684
April 1, 2001 to March 31, 2002 ..........................    1.54%      $2,448,719

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............    2.38%      $2,766,737
March 1, 2006 to February 28, 2007 .......................    4.61%      $2,866,700
April 1, 2005 to February 28, 2006 4 .....................    2.78%      $1,224,209
April 1, 2004 to March 31, 2005 ..........................    1.11%      $  566,832
April 1, 2003 to March 31, 2004 ..........................    0.47%      $  365,169
April 1, 2002 to March 31, 2003 ..........................    1.02%      $  245,642
April 1, 2001 to March 31, 2002 ..........................    2.60%      $  144,577

MINNESOTA MONEY MARKET FUND
-------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............    1.49%      $  124,212
March 1, 2006 to February 28, 2007 .......................    2.78%      $  118,011
April 1, 2005 to February 28, 2006 4 .....................    1.75%      $  138,917
April 1, 2004 to March 31, 2005 ..........................    0.68%      $  119,148
April 1, 2003 to March 31, 2004 ..........................    0.28%      $  117,237
April 1, 2002 to March 31, 2003 ..........................    0.73%      $  127,193
April 1, 2001 to March 31, 2002 ..........................    1.75%      $  141,873

MONEY MARKET FUND
-------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............    2.36%      $9,172,385
March 1, 2006 to February 28, 2007 .......................    4.54%      $8,430,922
April 1, 2005 to February 28, 2006 4 .....................    2.69%      $6,580,685
April 1, 2004 to March 31, 2005 ..........................    1.03%      $5,268,694
April 1, 2003 to March 31, 2004 ..........................    0.41%      $5,694,911
April 1, 2002 to March 31, 2003 ..........................    1.01%      $6,728,119
April 1, 2001 to March 31, 2002 ..........................    2.54%      $7,835,864

Class B
March 1, 2007 to August 31, 2007 (Unaudited) .............    1.98%      $1,530,606
March 1, 2006 to February 28, 2007 .......................    3.76%      $1,431,103
April 1, 2005 to February 28, 2006 4 .....................    1.99%      $1,264,470
April 1, 2004 to March 31, 2005 ..........................    0.44%      $1,293,680
April 1, 2003 to March 31, 2004 ..........................    0.12%      $1,591,061
April 1, 2002 to March 31, 2003 ..........................    0.31%      $1,882,817
April 1, 2001 to March 31, 2002 ..........................    1.78%      $2,373,287

Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .............    2.42%      $  815,893
March 1, 2006 to February 28, 2007 .......................    4.65%      $  764,268
April 11, 2005 3 to February 28, 2006 4 ..................    2.74%      $  700,278

MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------------
Investor Class
March 1, 2007 to August 31, 2007 (Unaudited) .............    1.61%      $  395,957
March 1, 2006 to February 28, 2007 .......................    3.02%      $  439,112
November 1, 2005 to February 28,2006 5 ...................    0.81%      $  539,844
November 1, 2004 to October 31, 2005 .....................    1.69%      $  597,924
November 1, 2003 to October 31, 2004 .....................    0.83%      $  875,447
November 1, 2002 to October 31, 2003 .....................    0.92%      $1,563,333
November 1, 2001 to October 31, 2002 .....................    1.42%      $2,066,885

86 Wells Fargo Advantage Money Market Funds                 Financial Highlights


                                                                            Beginning                  Net Realized   Distributions
                                                                            Net Asset       Net       and Unrealized    from Net
                                                                            Value Per    Investment     Gain (Loss)    Investment
                                                                              Share    Income (Loss)  on Investments     Income
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00        0.02            0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00        0.03            0.00          (0.03)
April 1, 2005 to February 28, 2006 4 .....................................    $1.00        0.02            0.00          (0.02)
April 1, 2004 to March 31, 2005 ..........................................    $1.00        0.01            0.00          (0.01)
July 28, 2003 3 to March 31, 2004 ........................................    $1.00        0.00            0.00           0.00

TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00        0.02            0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00        0.04            0.00          (0.04)
April 1, 2005 to February 28, 2006 4 .....................................    $1.00        0.03            0.00          (0.03)
April 1, 2004 to March 31, 2005 ..........................................    $1.00        0.01            0.00          (0.01)
July 28, 2003 3 to March 31, 2004 ........................................    $1.00        0.00            0.00           0.00

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00        0.02            0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00        0.04            0.00          (0.04)
April 1, 2005 to February 28, 2006 4 .....................................    $1.00        0.02            0.00          (0.02)
April 1, 2004 to March 31, 2005 ..........................................    $1.00        0.01            0.00          (0.01)
April 1, 2003 to March 31, 2004 ..........................................    $1.00        0.00            0.00           0.00
April 1, 2002 to March 31, 2003 ..........................................    $1.00        0.01            0.00          (0.01)
April 1, 2001 to March 31, 2002 ..........................................    $1.00        0.02            0.00          (0.02)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Money Market Funds 87


                                                                            Ending     Ratio to Average Net Assets (Annualized) 1
                                                           Distributions   Net Asset  ---------------------------------------------
                                                              from Net     Value Per  Net Investment   Gross    Expenses     Net
                                                           Realized Gains    Share     Income (Loss)  Expenses   Waived    Expenses
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ............       0.00         $1.00         3.09%       0.65%      0.00%     0.65%
March 1, 2006 to February 28, 2007 ......................       0.00         $1.00         2.89%       0.65%      0.00% 6   0.65%
April 1, 2005 to February 28, 2006 4 ....................       0.00         $1.00         2.07%       0.66%     (0.01)%    0.65%
April 1, 2004 to March 31, 2005 .........................       0.00         $1.00         0.80%       0.65%      0.00%     0.65%
July 28, 2003 3 to March 31, 2004 .......................       0.00         $1.00         0.37%       0.65%      0.00%     0.65%

TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ............       0.00         $1.00         4.51%       0.65%      0.00%     0.65%
March 1, 2006 to February 28, 2007 ......................       0.00         $1.00         4.46%       0.65%      0.00% 6   0.65%
April 1, 2005 to February 28, 2006 4 ....................       0.00         $1.00         2.87%       0.65%      0.00%     0.65%
April 1, 2004 to March 31, 2005 .........................       0.00         $1.00         1.02%       0.66%     (0.01)%    0.65%
July 28, 2003 3 to March 31, 2004 .......................       0.00         $1.00         0.39%       0.66%     (0.01)%    0.65%

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ............       0.00         $1.00         4.30%       0.83%     (0.18)%    0.65%
March 1, 2006 to February 28, 2007 ......................       0.00         $1.00         4.23%       0.84%     (0.19)%    0.65%
April 1, 2005 to February 28, 2006 4 ....................       0.00         $1.00         2.72%       0.83%     (0.18)%    0.65%
April 1, 2004 to March 31, 2005 .........................       0.00         $1.00         0.94%       0.86%     (0.21)%    0.65%
April 1, 2003 to March 31, 2004 .........................       0.00         $1.00         0.37%       0.90%     (0.25)%    0.65%
April 1, 2002 to March 31, 2003 .........................       0.00         $1.00         0.94%       0.81%     (0.16)%    0.65%
April 1, 2001 to March 31, 2002 .........................       0.00         $1.00         2.33%       0.79%     (0.14)%    0.65%

                                                                      Net Assets at
                                                            Total     End of Period
                                                           Return 2  (000's omitted)
------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ............    1.56%     $1,310,507
March 1, 2006 to February 28, 2007 ......................    2.92%     $1,164,801
April 1, 2005 to February 28, 2006 4 ....................    1.89%     $1,001,084
April 1, 2004 to March 31, 2005 .........................    0.82%     $  712,405
July 28, 2003 3 to March 31, 2004 .......................    0.25%     $  621,663

TREASURY PLUS MONEY MARKET FUND
------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ............    2.28%     $2,787,975
March 1, 2006 to February 28, 2007 ......................    4.54%     $2,891,708
April 1, 2005 to February 28, 2006 4 ....................    2.64%     $2,773,558
April 1, 2004 to March 31, 2005 .........................    1.02%     $2,496,955
July 28, 2003 3 to March 31, 2004 .......................    0.26%     $2,457,864

100% TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------
Class A
March 1, 2007 to August 31, 2007 (Unaudited) ............    2.18%     $  269,032
March 1, 2006 to February 28, 2007 ......................    4.29%     $  256,430
April 1, 2005 to February 28, 2006 4 ....................    2.50%     $  201,384
April 1, 2004 to March 31, 2005 .........................    0.96%     $  160,233
April 1, 2003 to March 31, 2004 .........................    0.36%     $  162,883
April 1, 2002 to March 31, 2003 .........................    0.96%     $  209,285
April 1, 2001 to March 31, 2002 .........................    2.48%     $  161,947

88 Wells Fargo Advantage Money Market Funds        Notes to Financial Highlights


--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3    Commencement of operations.

4    The Fund changed its fiscal year-end from March 31 to February 28.

5    The Fund changed its fiscal year-end from October 31 to February 28.

6    Amount calculated is less than $0.005.

Notes to Financial Statements        Wells Fargo Advantage Money Market Funds 89


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

Each Fund, except the California Tax-Free Money Market Fund and Minnesota Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Funds invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

90 Wells Fargo Advantage Money Market Funds        Notes to Financial Statements


FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2007.

At February 28, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

-------------------------------------------------------------------------------------
FUND                                     Expiration Year   Capital Loss Carryforwards
-------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND                   2013                 $  15,025
                                              2014                       326
                                              2015                     1,728
-------------------------------------------------------------------------------------
MONEY MARKET FUND                             2013                   203,283
                                              2014                    60,033
-------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                   2013                    43,320
                                              2015                     5,786
-------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND           2015                    25,415
-------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND               2013                   118,019
-------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND               2014                    10,049
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

Notes to Financial Statements        Wells Fargo Advantage Money Market Funds 91


---------------------------------------------------------------------------------------------------------------------------
                                                              Advisory                                         Subadvisory
                                                             Fees (% of                                        Fees (% of
                                          Average Daily    Average Daily                     Average Daily    Average Daily
FUND                                       Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275         Management     Next $2 billion       0.030
                                         Over $5 billion       0.250                        Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND            All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                             Management     Next $2 billion       0.030
                                                                                            Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND             First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275         Management     Next $2 billion       0.030
                                         Over $5 billion       0.250                        Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                       First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                        Next $4 billion        0.275         Management     Next $2 billion       0.030
                                        Over $5 billion        0.250                        Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND             First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275         Management     Next $2 billion       0.030
                                         Over $5 billion       0.250                        Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
---------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND     All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                             Management     Next $2 billion       0.030
                                                                                            Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
---------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND         All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                             Management     Next $2 billion       0.030
                                                                                            Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
---------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND         First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275         Management     Next $2 billion       0.030
                                         Over $5 billion       0.250                        Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
---------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                             Administration Fees
                                            Average Daily      (% of Average
                                             Net Assets      Daily Net Assets)
--------------------------------------------------------------------------------
Fund Level                                First $5 billion          0.05
                                           Next $5 billion          0.04
                                          Over $10 billion          0.03
--------------------------------------------------------------------------------
Class A                                   All asset levels          0.22
--------------------------------------------------------------------------------
Class B                                   All asset levels          0.22
--------------------------------------------------------------------------------
Investor Class                            All asset levels          0.39
--------------------------------------------------------------------------------

92 Wells Fargo Advantage Money Market Funds        Notes to Financial Statements


The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
All Large Cap Stock Funds                                             0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

----------------------------------------------------------------------------------------------------------------------------
                                                                      Administrator   Institutional    Investor     Service
Fund                                          Class A      Class B        Class           Class         Class        Class
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND          0.25%         NA             NA              NA            NA         0.25%
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                   0.25%         NA           0.10%           0.00%           NA         0.25%
----------------------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND                    0.25%         NA             NA              NA            NA           NA
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                              0.25%       0.25%            NA              NA          0.25%          NA
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                      NA          NA             NA              NA          0.25%          NA
----------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND            0.25%         NA           0.10%           0.00%           NA         0.25%
----------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                0.25%         NA             NA            0.00%           NA         0.25%
----------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEYMARKET FUND                 0.25%         NA             NA              NA            NA         0.25%
----------------------------------------------------------------------------------------------------------------------------

For the six-month period ended August 31, 2007, shareholder servicing fees paid were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                      Administrator   Institutional    Investor     Service
Fund                                          Class A      Class B        Class           Class         Class        Class
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND       $4,009,110           NA           NA            NA                NA    $672,748
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                 3,989,597           NA     $652,557             0                NA   7,183,403
----------------------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND                    161,632           NA           NA            NA                NA          NA
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                           11,596,314   $1,854,341           NA            NA        $1,007,412          NA
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                         NA           NA           NA            NA           528,305          NA
----------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND          1,534,004           NA      277,882             0                NA   1,710,761
----------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND              3,725,952           NA           NA             0                NA   1,767,719
----------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                346,607           NA           NA            NA                NA   6,054,068
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets.

For the six-month period ended August 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Notes to Financial Statements        Wells Fargo Advantage Money Market Funds 93


Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed through June 30, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the period were as follows:

--------------------------------------------------------------------------------------------------
                                                     Net Operating Expense Ratios
                                                     ----------------------------
Fund                                       Class A             Class B              Investor Class
--------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND       0.65%                 NA                       NA
--------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                0.65%                 NA                       NA
--------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND                 0.80%                 NA                       NA
--------------------------------------------------------------------------------------------------
MONEY MARKET FUND                           0.76%               1.51%                    0.65%
--------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                   NA                  NA                     0.64%
--------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND         0.65%                 NA                       NA
--------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND             0.65%                 NA                       NA
--------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND             0.65%                 NA                       NA
--------------------------------------------------------------------------------------------------

4. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of August 31, 2007.

As of August 31, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six months ended August 31, 2007.

94 Wells Fargo Advantage Money Market Funds        Notes to Financial Statements


In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

6. SUBSEQUENT EVENT

At its August 8, 2007, regular meeting, the Board unanimously approved the reorganization of the Wells Fargo Advantage Liquidity Reserve Money Market Fund into the Class A shares of the Wells Fargo Advantage Money Market Fund (the "Reorganization"). In its approval of the Reorganization, the Board considered many factors, including that both Funds have the same investment adviser and sub-adviser, substantially the same investment objectives and strategies and the same net operating expenses. The Board also considered that shareholders would not bear any expenses or be subject to any direct or indirect federal income tax consequences associated with the Reorganization, in determining that the Reorganization is in the best interests of each Fund and their shareholders and does not dilute the interests of the shareholders of the Liquidity Reserve Money Market Fund. To effect the Reorganization, the Liquidity Reserve Money Market Fund will transfer all of its assets and liabilities to the Money Market Fund in exchange for Class A shares of the Money Market Fund having equivalent value to the net assets transferred. Shareholder approval of the Reorganization is not required and will not be sought.

The Reorganization is effective October 22, 2007. Upon completion of the Reorganization, the Liquidity Reserve Money Market Fund will liquidate, cease operations, and dissolve.

Other Information                    Wells Fargo Advantage Money Market Funds 95


PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2      Principal Occupations During Past Five Years           Other Directorships
----------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho         Trustee, since 1987      Education Consultant to the Director of the            None
65                                              Institute for Executive Education of the Babcock
                                                Graduate School of Management of Wake Forest
                                                University. Prior thereto, the Thomas Goho Chair of
                                                Finance of Wake Forest University, Calloway School
                                                of Business and Accountancy, from 2006-2007 and
                                                Associate Professor of Finance from 1999-2005.
----------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon        Trustee, since 1998      Chairman, CEO and Co-Founder of Crystal Geyser Water   None
64                     (Chairman since 2005)    Company and President of Crystal Geyser Roxane Water
                       (Lead Trustee since      Company.
----------------------------------------------------------------------------------------------------------------------------
Richard M. Leach       Trustee, since 1987      Retired. Prior thereto, President of Richard M.        None
74                                              Leach Associates (a financial consulting firm).
----------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell     Trustee, since 2006      Professor of Insurance and Risk Management, Wharton    None
54                                              School, University of Pennsylvania. Director of the
                                                Boettner Center on Pensions and Retirement Research.
                                                Research Associate and Board Member, Penn Aging
                                                Research Center. Research Associate, National Bureau
                                                of Economic Research.
----------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny       Trustee, since 1996      Senior Counselor to the public relations firm of       None
55                                              Himle-Horner and Senior Fellow at the Humphrey
                                                Institute, Minneapolis, Minnesota (a public policy
                                                organization).
----------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke      Trustee, since 1996      Principal of the law firm of Willeke & Daniels.        None
67
----------------------------------------------------------------------------------------------------------------------------

96 Wells Fargo Advantage Money Market Funds                  Other Information


INTERESTED TRUSTEE 3

----------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2      Principal Occupations During Past Five Years           Other Directorships
----------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse        Trustee, since 1987      Private Investor/Real Estate Developer. Prior          None
63                                              thereto, Chairman of Whitepoint Capital, LLC until
                                                2004.
----------------------------------------------------------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2      Principal Occupations During Past Five Years           Other Directorships
----------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch       President, since 2003    Executive Vice President of Wells Fargo Bank, N.A.     None
48                                              and President of Wells Fargo Funds Management, LLC
                                                since 2003. Senior Vice President and Chief
                                                Administrative Officer of Wells Fargo Funds
                                                Management, LLC from 2001 to 2003.
----------------------------------------------------------------------------------------------------------------------------
C. David Messman       Secretary, since 2000;   Senior Vice President and Secretary of Wells Fargo     None
47                     Chief Legal Counsel      Funds Management, LLC since 2001. Vice President and
                       since 2003               Managing Senior Counsel of Wells Fargo Bank, N.A.
                                                since 1996.
----------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt   Treasurer, since 2007    Vice President and Manager of Fund Accounting,         None
48                                              Reporting and Tax for Wells Fargo Funds Management,
                                                LLC since 2007. From 2002 to 2004, Controller for
                                                Sungard Transaction Networks. Chief Operating
                                                Officer for UMB Fund Services, Inc. from 2004 to
                                                2005. Director of Fund Administration and SEC
                                                Reporting for TIAA-CREF from 2005 to 2007.
----------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters      Chief Compliance         Head of Mutual Fund Compliance for Wells Fargo Bank    None
45                     Officer, since 2004      and Wells Fargo Funds Management, LLC from 1995 to
                                                2002; Chief Compliance Officer of Wells Fargo Funds
                                                Management, LLC since 2004.
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of August 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

Other Information                    Wells Fargo Advantage Money Market Funds 97


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, MINNESOTA MONEY MARKET FUND, MONEY MARKET FUND, MUNICIPAL MONEY MARKET FUND, NATIONAL TAX-FREE MONEY MARKET FUND, TREASURY PLUS MONEY MARKET FUND AND 100% TREASURY MONEY MARKET FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, the investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

98 Wells Fargo Advantage Money Market Funds                    Other Information


FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

The Board noted that the performance of each Fund was better than, or not appreciably below, the median performance of its Peer Group for all time periods.

The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for each Fund were lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and noted Funds Management's recommendation to reduce the administration fees for certain Funds in coming to its conclusion.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

Other Information                    Wells Fargo Advantage Money Market Funds 99


ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, and for the Funds with Advisory Agreement Rate breakpoints, most particularly through such breakpoints and waivers/caps and/or expense reimbursements.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

100 Wells Fargo Advantage Money Market Funds               List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

       ----------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -----------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    106396 10-07
                                                               SMMM/SAR128 10-07

                                                                ----------------
                                                        [LOGO]  WELLS  ADVANTAGE
                                                                FARGO  FUNDS
                                                                ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]  Semi-Annual Report
                   August 31, 2007

--------------------------------------------------------------------------------

                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                   ADMINISTRATOR, INSTITUTIONAL, SELECT, AND SERVICE CLASS

                   o WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM)

                   o WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

                   o WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ...................................................     2

PERFORMANCE HIGHLIGHTS
California Tax-Free Money Market Fund ....................................     4
Cash Investment Money Market Fund ........................................     6
Government Money Market Fund .............................................     8
Heritage Market Fund .....................................................    10
National Tax-Free Money Market Fund ......................................    12
Prime Investment Money Market Fund .......................................    14
Treasury Plus Money Market Fund ..........................................    16
100% Treasury Money Market Fund ..........................................    18

FUND EXPENSES ............................................................    20

PORTFOLIO OF INVESTMENTS
California Tax-Free Money Market Fund ....................................    22
Cash Investment Money Market Fund ........................................    32
Government Money Market Fund .............................................    38
Heritage Market Fund .....................................................    41
National Tax-Free Money Market Fund ......................................    45
Prime Investment Money Market Fund .......................................    64
Treasury Plus Money Market Fund ..........................................    68
100% Treasury Money Market Fund ..........................................    69

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    72
Statements of Operations .................................................    74
Statements of Changes in Net Assets ......................................    76
Financial Highlights .....................................................    84
Notes to Financial Highlights ............................................    90

NOTES TO FINANCIAL STATEMENTS ............................................    91

OTHER INFORMATION ........................................................    96

LIST OF ABBREVIATIONS ....................................................   101

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $139 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2007.

EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                        Equity Index Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Equity Value Fund                                 Overseas Fund
C&B Mid Cap Value Fund                   Growth and Income Fund                            Small Cap Disciplined Fund
Capital Growth Fund                      Growth Fund                                       Small Cap Growth Fund
Common Stock Fund                        Growth Equity Fund                                Small Cap Opportunities Fund
Discovery Fund                           Index Fund                                        Small Cap Value Fund
Diversified Equity Fund                  International Core Fund                           Small Company Growth Fund
Diversified Small Cap Fund               International Equity Fund                         Small Company Value Fund
Dividend Income Fund                     International Value Fund                          Small/Mid Cap Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Specialized Financial Services Fund
Emerging Markets Focus Fund              Large Cap Growth Fund                             Specialized Health Sciences Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Mid Cap Disciplined Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Growth Fund                               Value Fund

BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund    Intermediate Government Income Fund 1             Short-Term Municipal Bond Fund
California Tax-Free Fund                 Intermediate Tax-Free Fund                        Stable Income Fund
Colorado Tax-Free Fund                   Minnesota Tax-Free Fund                           Strategic Income Fund
Corporate Bond Fund                      Municipal Bond Fund                               Total Return Bond Fund
Diversified Bond Fund                    National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
Government Securities Fund 1             National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Income Fund                         Nebraska Tax-Free Fund                            Ultra-Short Duration Bond Fund
High Yield Bond Fund                     Short Duration Government Bond Fund 1             Wisconsin Tax-Free Fund
Income Plus Fund                         Short-Term Bond Fund
Inflation-Protected Bond Fund            Short-Term High Yield Bond Fund

ASSET ALLOCATION FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio          Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio        Target 2010 Fund 2
Life Stage-Moderate Portfolio            Target 2015 Fund 2

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1        Liquidity Reserve Money Market Fund               National Tax-Free Money Market Trust
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       Overland Express Sweep Fund
California Tax-Free Money Market Trust   Money Market Fund                                 Prime Investment Money Market Fund
Cash Investment Money Market Fund        Money Market Trust                                Treasury Plus Money Market Fund 1
Government Money Market Fund 1           Municipal Money Market Fund
Heritage Money Market Fund               National Tax-Free Money Market Fund

VARIABLE TRUST FUNDS 3
-----------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Money Market Funds                Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

Dear Valued Shareholder,

If you were a shareholder last year at this time, you may notice a few changes in this year's semi-annual report for the Wells Fargo Advantage Money Market Funds, which covers the six-month period that ended August 31, 2007. Our new streamlined process includes the Fund's portfolio composition and maturity distribution as well as average annual total return for the Fund and its yield summary. The financial section has remained the same.

We will continue to provide you with a review of the economy and the money markets in our letter to you. In the next annual report, which will cover the 12-month period that will end February 29, 2008, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

--------------------------------------------------------------------------------
GROSS DOMESTIC PRODUCT (GDP) GROWTH WAS REVISED UPWARD FROM 3.4% TO 4.0% FOR THE SECOND QUARTER.
--------------------------------------------------------------------------------

REVIEW OF THE ECONOMY

Gross Domestic Product (GDP) growth was revised upward from 3.4% to 4.0% for the second quarter. Contributors to GDP growth included stronger exports and weaker imports. We may continue to see this same trend through the end of 2007 if global growth remains steady and the U.S. dollar stays weak compared to other currencies. As for the subcomponents of GDP, consumer and business spending are causing some concern as they continue to show signs of weakness in response to escalating concerns about the housing market and the subprime mortgage sector.

In May and June, it seemed that housing activity was showing some signs of recovery, but that began to change by August when the market started to assess the risk that the housing slump might have on consumer and business spending. Household incomes, a strong labor market, and, until recently, gains in equity portfolios had sustained consumer spending. However, as housing declined and equity values fell in August, consumer confidence dropped.

--------------------------------------------------------------------------------
THE MONEY MARKET YIELD CURVE ROSE MODESTLY DURING THE SIX-MONTH PERIOD FROM 5.32% ON MARCH 1, 2007, TO 5.53% ON AUGUST 31, 2007.
--------------------------------------------------------------------------------

MONEY MARKETS HELD STEADY AMID SUBPRIME MORTGAGE CONCERNS

The money market yield curve rose modestly during the six-month period from 5.32% on March 1, 2007, to 5.53% on August 31, 2007. However, during the month of August 2007, money market yield curve volatility took an unusual turn and affected the shorter end of the curve instead of the longer end of the curve, which tends to be more volatile. This was the result, in part, of banks becoming more cautious about lending money to one another as concerns surfaced about credit conditions and potential exposure to subprime mortgages. Consequently, the one-month London Interbank Offered Rate in August jumped 40 basis points to 5.72%.

As banks continued to tighten their lending practices and concerns about exposure to subprime mortgages increased, the Fed responded in mid-August by cutting the bank discount lending rate by 50 basis points, to 5.75%. The bank discount lending rate is what a central bank charges for loans to member banks.

Letter to Shareholders                Wells Fargo Advantage Money Market Funds 3


The Fed also extended the terms of its financing from the normal overnight period to as long as 30 days.

News articles raised concerns about money market exposure to extendible commercial paper, secured liquidity notes, and the subprime mortgage markets. We would like for you, our shareholders, to know that the Wells Fargo Advantage Money Market Funds have never purchased any type of extendible commercial paper or secured liquidity notes. These programs are not the type of investments that Wells Fargo would sanction for its approved investment list for money market funds and therefore are not purchased by our portfolio management team. We carefully monitor all of our investments in the money market funds and do not invest directly in subprime or investment-grade domestic mortgages or single-seller, asset-backed commercial paper programs from either prime or subprime mortgage originators.

--------------------------------------------------------------------------------
WE CAREFULLY MONITOR ALL OF OUR INVESTMENTS IN THE MONEY MARKET FUNDS AND DO NOT INVEST DIRECTLY IN SUBPRIME OR INVESTMENT-GRADE DOMESTIC MORTGAGES OR SINGLE-SELLER, ASSET-BACKED COMMERCIAL PAPER PROGRAMS FROM EITHER PRIME OR SUBPRIME MORTGAGE ORIGINATORS.
--------------------------------------------------------------------------------

PLANNING AHEAD

As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that economic and housing activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking money managers who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

4 Wells Fargo Advantage Money Market Funds                Performance Highlights


WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - SERVICE CLASS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 1, 1992

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                  (8%)
Municipal Demand Notes                     (85%)
Municipal Bonds                             (7%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

270 + days                                  (6%)
2-14 days                                  (90%)
30-59 days                                  (2%)
90-179 days                                 (2%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights                Wells Fargo Advantage Money Market Funds 5


     WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - SERVICE CLASS
                                                                     (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND        6 Months*  1 Year  5 Year  10 Year
--------------------------------------------------------------------------------
Service Class (WFCXX)                          1.62      3.18    1.75     2.08
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                        3.43%
--------------------------------------------------------------------------------
7-Day Compound Yield                                                       3.48%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                        3.21%
--------------------------------------------------------------------------------
30-Day Compound Yield                                                      3.26%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.14%. Performance shown prior to the inception (November 8, 1999) of the Service Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Service Class shares.

6 Wells Fargo Advantage Money Market Funds                Performance Highlights


WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, SELECT, AND SERVICE CLASS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 14, 1987

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes         (20%)
Repurchase Agreements                      (12%)
Time Deposits                               (5%)
Commercial Paper                           (49%)
Certificates of Deposit                     (7%)
Municipal Bonds                             (1%)
Corporate Bonds                             (6%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                  (48%)
15-29 days                                 (11%)
30-59 days                                 (19%)
60-89 days                                 (15%)
90-179 days                                 (6%)
270 + days                                  (1%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights                Wells Fargo Advantage Money Market Funds 7


                       WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -
             ADMINISTRATOR, INSTITUTIONAL, SELECT, AND SERVICE CLASS (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND            6 Months*  1 Year  5 Year  10 Year
--------------------------------------------------------------------------------
Administrator Class                            2.57      5.15    2.70     3.67
--------------------------------------------------------------------------------
Institutional Class                            2.65      5.31    2.87     3.82
--------------------------------------------------------------------------------
Select Class                                   2.64      5.31    2.83     3.74
--------------------------------------------------------------------------------
Service Class                                  2.49      5.00    2.57     3.61
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)         Administrator   Institutional   Select   Service
--------------------------------------------------------------------------------
7-Day Current Yield                 5.19%           5.34%        5.41%    5.04%
--------------------------------------------------------------------------------
7-Day Compound Yield                5.33%           5.49%        5.56%    5.17%
--------------------------------------------------------------------------------
30-Day Simple Yield                 5.11%           5.26%        5.33%    4.96%
--------------------------------------------------------------------------------
30-Day Compound Yield               5.23%           5.39%        5.46%    5.07%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 5.18%, 5.30%, 5.38%, and 5.00% for Administrator, Institutional, Select, and Service share Classes, respectively. Performance shown prior to the inception (July 31, 2003) of the Administrator Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception (November 8, 1999) of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

      Performance shown since November 8, 1999 for the Select Class shares reflects the performance of the Institutional Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares. Performance shown prior to November 8, 1999 for the Select Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares. The Institutional Class shares and Service Class shares annual returns are substantially similar to what the Select Class shares would be because the Select Class shares, Institutional Class shares and Service Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

8 Wells Fargo Advantage Money Market Funds                Performance Highlights


WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

November 16, 1987

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                      (75%)
FNMA                                        (7%)
FHLMC                                       (5%)
FHLB                                        (8%)
FFCB                                        (5%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                  (81%)
15-29 days                                  (8%)
30-59 days                                  (4%)
60-89 days                                  (5%)
90-179 days                                 (2%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights                Wells Fargo Advantage Money Market Funds 9


                            WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -
                     ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                 6 Months*  1 Year  5 Year  10 Year
--------------------------------------------------------------------------------
Administrator Class                            2.53      5.09    2.65     3.55
--------------------------------------------------------------------------------
Institutional Class                            2.61      5.25    2.78     3.62
--------------------------------------------------------------------------------
Service Class                                  2.45      4.93    2.53     3.49
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)                  Administrator   Institutional   Service
--------------------------------------------------------------------------------
7-Day Current Yield                          4.98%           5.13%        4.83%
--------------------------------------------------------------------------------
7-Day Compound Yield                         5.10%           5.26%        4.94%
--------------------------------------------------------------------------------
30-Day Simple Yield                          4.95%           5.10%        4.80%
--------------------------------------------------------------------------------
30-Day Compound Yield                        5.06%           5.22%        4.90%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.96%, 5.08% and 4.79% for Administrator, Institutional, and Service share Classes, respectively. Performance shown prior to the inception (July 31, 2003) of the Administrator Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception (July 28, 2003) of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

10 Wells Fargo Advantage Money Market Funds              Performance Highlights


WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, AND SELECT CLASS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM) (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

June 29, 1995

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                           (39%)
Municipal Demand Notes                      (1%)
Time Deposits                               (8%)
Certificate of Deposit                      (7%)
Corporate Bonds                             (3%)
Bonds/Notes Floating/Variable Rate         (20%)
Repurchase Agreements                      (22%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                  (55%)
15-29 days                                 (14%)
30-59 days                                 (17%)
60-89 days                                  (9%)
90-179 days                                 (3%)
270 + days                                  (2%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Funds 11


                              WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL, AND SELECT CLASS (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND            6 Months*   1 Year   5 Year     10 Year
--------------------------------------------------------------------------------
Administrator Class                      2.55      5.11     2.67        3.68
--------------------------------------------------------------------------------
Institutional Class                      2.65      5.31     2.88        3.84
--------------------------------------------------------------------------------
Select Class                             2.64      5.31     2.88        3.83
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)                  Administrator   Institutional    Select
--------------------------------------------------------------------------------
7-Day Current Yield                          5.18%           5.33%        5.40%
--------------------------------------------------------------------------------
7-Day Compound Yield                         5.31%           5.47%        5.54%
--------------------------------------------------------------------------------
30-Day Simple Yield                          5.07%           5.22%        5.29%
--------------------------------------------------------------------------------
30-Day Compound Yield                        5.19%           5.34%        5.42%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 5.14%, 5.26%, and 5.34% for Administrator, Institutional, and Select share Classes, respectively. Performance shown prior to April 11, 2005 for the Administrator Class and Institutional Class shares reflects the performance of the Investor Class and Institutional Class shares, respectively, of the Strong Heritage Money Fund, the predecessor fund. Performance shown prior to the inception (March 31, 2000) of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class.

      Performance shown since March 31, 2000 for the Select Class shares reflects the performance of the Institutional Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares. Performance shown prior to March 31, 2000 for the Select Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares. The Institutional Class shares and Administrator Class shares annual returns are substantially similar to what the Select Class shares would be because the Select Class shares, Institutional Class shares and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

12 Wells Fargo Advantage Money Market Funds               Performance Highlights


WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 7, 1988

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Bonds                            (89%)
Municipal Commercial Paper                 (11%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                  (84%)
30-59 days                                  (4%)
60-89 days                                  (3%)
90-179 days                                 (3%)
270 + days                                  (6%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Funds 13


                    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -
                     ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND   6 Months*   1 Year   5 Year     10 Year
--------------------------------------------------------------------------------
Administrator Class                      1.74      3.42     1.88        2.38
--------------------------------------------------------------------------------
Institutional Class                      1.79      3.52     2.05        2.51
--------------------------------------------------------------------------------
Service Class                            1.66      3.26     1.81        2.34
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)                  Administrator   Institutional   Service
--------------------------------------------------------------------------------
7-Day Current Yield                          3.60%           3.70%        3.45%
--------------------------------------------------------------------------------
7-Day Compound Yield                         3.67%           3.77%        3.51%
--------------------------------------------------------------------------------
30-Day Simple Yield                          3.42%           3.52%        3.27%
--------------------------------------------------------------------------------
30-Day Compound Yield                        3.47%           3.58%        3.32%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.52%, 3.64%, and 3.35% for Administrator, Institutional, and Service share Classes, respectively. Performance shown prior to the inception (April 11, 2005) of the Administrator Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception (November 8, 1999) of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

14 Wells Fargo Advantage Money Market Funds               Performance Highlights


WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -
INSTITUTIONAL AND SERVICE CLASS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

September 2, 1998

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                           (34%)
Corporate Bonds                             (4%)
Certificates of Deposit                     (5%)
Floating/Variable Rate Bonds/Notes         (22%)
Repurchase Agreements                      (26%)
Time Deposits                               (9%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                  (57%)
15-29 days                                 (19%)
30-59 days                                 (10%)
60-89 days                                  (9%)
90-179 days                                 (3%)
270 + days                                  (2%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Funds 15


                      WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
Prime Investment Money Market Fund     6-Month*   1-Year   5-Year   Life of Fund
--------------------------------------------------------------------------------
Institutional Class                      2.63      5.29     2.78        3.46
--------------------------------------------------------------------------------
Service Class                            2.46      4.93     2.49        3.30
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)                                  Institutional   Service
--------------------------------------------------------------------------------
7-Day Current Yield                                          5.28%        4.94%
--------------------------------------------------------------------------------
7-Day Compound Yield                                         5.42%        5.06%
--------------------------------------------------------------------------------
30-Day Simple Yield                                          5.19%        4.85%
--------------------------------------------------------------------------------
30-Day Compound Yield                                        5.32%        4.96%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 5.23% and 4.94% for Institutional and Service share Classes, respectively. As of August 31, 2007, amounts waived and/or reimbursed in the Service class did not have a material impact on the Fund's contractual expense ratio, therefore the current yield and the yield without waived fees and/or reimbursed expenses are identical. Performance shown prior to the inception (July 28, 2003) of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

16 Wells Fargo Advantage Money Market Funds               Performance Highlights


WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -
INSTITUTIONAL AND SERVICE CLASS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1985

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                         (2%)
Repurchase Agreements                      (98%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

90-179 days                                 (1%)
2-14 days                                  (98%)
15-29 days                                  (1%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Funds 17


                         WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
Treasury Plus Money Market Fund             6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Institutional Class                           2.51      5.12     2.73      3.65
--------------------------------------------------------------------------------
Service Class                                 2.36      4.81     2.44      3.39
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)                                  Institutional   Service
--------------------------------------------------------------------------------
7-Day Current Yield                                          4.83%        4.53%
--------------------------------------------------------------------------------
7-Day Compound Yield                                         4.95%        4.64%
--------------------------------------------------------------------------------
30-Day Simple Yield                                          4.51%        4.21%
--------------------------------------------------------------------------------
30-Day Compound Yield                                        4.61%        4.30%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.77% and 4.48% for Institutional and Service share Classes, respectively.

18 Wells Fargo Advantage Money Market Funds               Performance Highlights


WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - SERVICE CLASS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

December 3, 1990

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Notes                         (6%)
U.S. Treasury Bills                        (94%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                  (21%)
15-29 days                                 (11%)
30-59 days                                 (20%)
60-89 days                                 (33%)
90-179 days                                (15%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Funds 19


                         WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND -
                                                       SERVICE CLASS (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
100% Treasury Money Market Fund             6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Service Class                                 2.26      4.57     2.31      3.25
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                        3.96%
--------------------------------------------------------------------------------
7-Day Compound Yield                                                       4.04%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                        4.23%
--------------------------------------------------------------------------------
30-Day Compound Yield                                                      4.31%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.74%.

20 Wells Fargo Advantage Money Market Funds                        Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                Beginning        Ending         Expenses
                                                              Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND     03-01-2007      08-31-2007      Period 1    Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
   Actual                                                       $1,000.00       $1,016.20        $2.29          0.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.94        $2.29          0.45%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,025.70        $1.79          0.35%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,023.44        $1.79          0.35%
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,026.50        $1.02          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.20        $1.02          0.20%
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
   Actual                                                       $1,000.00       $1,024.90        $2.55          0.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.68        $2.55          0.50%
-------------------------------------------------------------------------------------------------------------------------
SELECT CLASS
   Actual                                                       $1,000.00       $1,026.40        $0.24          0.14%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,008.39        $0.24          0.14%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,025.30        $1.79          0.35%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,023.44        $1.79          0.35%
-------------------------------------------------------------------------------------------------------------------------

Fund Expenses                        Wells Fargo Advantage Money Market Funds 21


-------------------------------------------------------------------------------------------------------------------------
                                                                Beginning        Ending         Expenses
WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND            Account Value   Account Value   Paid During     Net Annual
(continued)                                                     03-01-2007      08-31-2007      Period 1    Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,026.10        $1.02          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.20        $1.02          0.20%
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
   Actual                                                       $1,000.00       $1,024.50        $2.55          0.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.68        $2.55          0.50%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,025.50        $1.89          0.37%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,023.34        $1.89          0.37%
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,026.50        $1.02          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.20        $1.02          0.20%
-------------------------------------------------------------------------------------------------------------------------
SELECT CLASS
   Actual                                                       $1,000.00       $1,026.40        $0.23          0.13%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,008.41        $0.23          0.13%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,017.40        $1.53          0.30%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,023.69        $1.53          0.30%
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,017.90        $1.02          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.20        $1.02          0.20%
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
   Actual                                                       $1,000.00       $1,016.60        $2.29          0.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.94        $2.29          0.45%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,026.30        $1.02          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.20        $1.02          0.20%
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
   Actual                                                       $1,000.00       $1,024.60        $2.81          0.55%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.43        $2.80          0.55%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTGE TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,025.10        $1.02          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.20        $1.02          0.20%
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
   Actual                                                       $1,000.00       $1,023.60        $2.55          0.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.68        $2.55          0.50%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTGE 100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
   Actual                                                       $1,000.00       $1,022.60        $2.55          0.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.68        $2.55          0.50%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

22 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 91.80%

CALIFORNIA: 87.35%
$ 56,675,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              CHARLESTON PROJECT (HOUSING REVENUE, LASALLE NATIONAL BANK NA
              LOC)SS.+/-                                                                3.93%        06/01/2037    $    56,675,000
   1,230,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA
              JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED
              IRISH BANK PLC LOC)SS.+/-                                                 3.95         09/01/2036          1,230,000
  11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)SS.+/-                 3.98         07/15/2035         11,200,000
   6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE LOC, FNMA INSURED)
              SS.+/-                                                                    3.98         09/15/2032          6,965,000
   8,970,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)SS.+/-                    3.94         03/15/2037          8,970,000
   6,125,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA OSHMAN
              FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE
              NATIONAL BANK NA LOC)SS.+/-                                               3.93         06/01/2037          6,125,000
  17,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (OTHER REVENUE LOC,
              FGIC INSURED)+/-++                                                        4.00         05/07/2008         17,000,000
   5,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-38 (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                       3.59         05/01/2013          5,000,000
   5,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-50 (SEWER REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.97         12/01/2012          5,000,000
   8,500,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.97         08/01/2013          8,500,000
  15,700,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE REVENUE, MBIA
              INSURED)SS.+/-                                                            3.97         11/01/2027         15,700,000
  13,000,000  ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.93         11/01/2034         13,000,000
  11,230,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP SERIES
              A (HOUSING REVENUE LOC)SS.+/-                                             3.86         09/15/2033         11,230,000
   2,200,000  ALAMEDA COUNTY CA IDA BEMA ELECTRONIC MANUFACTURING PROJECT SERIES
              A (IDR, COMERICA BANK LOC)SS.+/-                                          4.01         04/01/2034          2,200,000
   2,205,000  ALAMEDA COUNTY CA IDA P.J.'S LUMBER INCORPORATED PROJECT (IDR,
              COMERICA BANK LOC)SS.+/-                                                  4.01         12/01/2033          2,205,000
   7,625,000  ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                          4.06         08/01/2026          7,625,000
  12,600,000  ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR, FHLMC
              INSURED)SS.+/-                                                            3.94         07/01/2033         12,600,000
   6,000,000  ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT SERIES C
              (MFHR LOC, FNMA INSURED)SS.+/-                                            3.94         07/15/2033          6,000,000
   8,160,000  ANAHEIM CA PFA LEASE REVENUE (OTHER REVENUE LOC, FSA INSURED)SS.+/-       4.04         09/01/2024          8,160,000
   2,450,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524 (PROPERTY TAX
              REVENUE LOC)SS.+/-                                                        3.99         08/01/2012          2,450,000
  12,500,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            3.99         09/01/2035         12,500,000
  17,650,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
              PROJECT SERIES A (IDR LOC)SS.+/-                                          3.95         12/01/2028         17,650,000
   8,380,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                               3.92         09/01/2025          8,380,000
  16,350,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                               3.92         09/01/2025         16,350,000
  25,040,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE CAPITAL
              CORPORATION SERIES A (ELECTRIC REVENUE)SS.+/-                             3.97         10/01/2020         25,040,000
  30,775,000  CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A1 (GO - STATES,
              TERRITORIES)                                                              4.50         06/30/2008         30,984,253
  41,750,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE OF
              TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF
              INSTITUTION)SS.+/-                                                        3.86         10/01/2036         41,750,000
   5,300,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE SERIES B
              (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK LOC)SS.+/-                3.87         04/01/2045          5,300,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 23


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  5,000,000  CALIFORNIA HFA HOME MORTGAGE SERIES D (HOUSING REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.95%        08/01/2033   $      5,000,000
  10,260,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
              BANQUE LOC)SS.+/-                                                         3.93         08/01/2040         10,260,000
   7,400,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
              BANQUE LOC)SS.+/-                                                         3.93         02/01/2041          7,400,000
  12,700,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS BANK
              LOC)SS.+/-                                                                3.94         02/01/2037         12,700,000
  14,200,000  CALIFORNIA HFA HOME MORTGAGE SERIES X2 (HOUSING REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.82         08/01/2031         14,200,000
  17,770,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING REVENUE
              LOC)SS.+/-                                                                3.94         02/01/2023         17,770,000
  70,000,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE)
              SS.+/-                                                                    3.94         02/01/2038         70,000,000
   4,300,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
              LOC)SS.+/-                                                                3.95         02/01/2017          4,300,000
   5,900,000  CALIFORNIA HFFA REVENUE SERIES B (HFFA REVENUE LOC, MBIA INSURED)
              SS.+/-                                                                    3.90         09/01/2028          5,900,000
   1,845,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
              HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE,
              COMERICA BANK CA LOC)SS.+/-                                               4.05         09/01/2024          1,845,000
   8,095,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK INSURED
              REVENUE SERIES B (IDR LOC)SS.+/-                                          3.91         04/01/2042          8,095,000
   7,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SOUTHERN
              CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)
              SS.+/-                                                                    3.93         09/01/2025          7,000,000
  11,150,000  CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                      3.91         11/01/2026         11,150,000
  10,000,000  CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)SS.+/-         3.90         09/01/2017         10,000,000
  18,425,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK ONE
              CHICAGO NA LOC)SS.+/-                                                     3.91         11/01/2026         18,425,000
  25,600,000  CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR LOC)SS.+/-        3.94         11/01/2026         25,600,000
   8,780,000  CALIFORNIA PCFA SERIES B (IDR, FGIC INSURED)SS.+/-                        4.04         06/01/2020          8,780,000
   2,300,000  CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)SS.+/-                             3.95         11/01/2017          2,300,000
  38,500,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER REVENUE)       4.25         07/01/2008         38,692,286
  65,210,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-          3.86         07/01/2035         65,210,000
  61,100,000  CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-          3.86         07/01/2033         61,100,000
   8,860,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-            3.99         08/01/2021          8,860,000
   5,285,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-               4.03         03/01/2024          5,285,000
  66,330,000  CALIFORNIA STATE CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                4.00         08/01/2025         66,330,000
  29,245,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER REVENUE,
              BNP PARIBAS LOC)SS.+/-                                                    3.95         05/01/2022         29,245,000
  11,900,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3 (POWER REVENUE
              LOC)SS.+/-                                                                3.85         05/01/2022         11,900,000
  50,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                                   3.87         05/01/2022         50,000,000
   2,270,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
              REVENUE, BANK OF NOVA SCOTIA LOC)SS.+/-                                   3.83         05/01/2022          2,270,000
  13,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C3 (ELECTRIC
              REVENUE LOC, AMBAC INSURED)SS.+/-                                         3.87         05/01/2022         13,000.000
   8,925,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE, KBC
              BANK NV LOC)SS.+/-                                                        3.90         05/01/2022          8,925,000
  22,310,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE,
              JPMORGAN CHASE BANK LOC)SS.+/-                                            3.83         05/01/2020         22,310,000
     900,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F4 (WATER REVENUE, BANK
              OF AMERICA LOC)SS.+/-                                                     3.88         05/01/2022            900,000
  11,530,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER REVENUE)SS.+/-      3.87         05/01/2011         11,530,000
  40,410,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER REVENUE)SS.+/-     3.85         05/01/2018         40,410,000
  30,400,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER REVENUE)SS.+/-      3.87         05/01/2018         30,400,000
  41,600,000  CALIFORNIA STATE DWR SERIES C7 FSA INSURED (WATER REVENUE LOC)SS.+/-      3.87         05/01/2022         41,600,000
  15,535,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446 (ECONOMIC
              DEVELOPMENT REVENUE LOC)SS.+/-                                            3.99         01/01/2012         15,535,000

24 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$ 14,400,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C4 (SALES TAX
              REVENUE LOC)SS.+/-                                                        3.90%        07/01/2023    $    14,400,000
  29,300,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C21 (SALES TAX REVENUE,
              XLCA COMPANY INSURED)SS.+/-                                               3.90         07/01/2023         29,300,000
  17,225,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
              (OTHER REVENUE LOC)SS.+/-                                                 3.94         06/01/2013         17,225,000
   6,580,000  CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY REVENUE,
              MBIA INSURED)SS.+/-                                                       4.03         11/01/2023          6,580,000
  15,705,000  CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
              REVENUE, AMBAC INSURED)SS.+/-                                             3.97         12/01/2019         15,705,000
   4,855,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE &
              UNIVERSITY REVENUE LOC)SS.+/-                                             3.99         11/01/2012          4,855,000
   9,540,000  CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX REVENUE,
              FGIC INSURED)SS.+/-                                                       3.99         07/01/2014          9,540,000
   1,750,000  CALIFORNIA STATE RR II R 880 (PROPERTY TAX REVENUE, CFIG INSURED)
              SS.+/-                                                                    3.99         08/01/2028          1,750,000
   5,880,000  CALIFORNIA STATE SERIES 1320 (COLLEGE & UNIVERSITY REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.99         11/01/2026          5,880,000
   2,985,000  CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE, MBIA
              INSURED)SS.+/-                                                            3.99         11/01/2013          2,985,000
  74,190,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
              AMERICA LOC)SS.+/-                                                        3.86         05/01/2040         74,190,000
   3,185,000  CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC BANK NV
              LOC)SS.+/-                                                                3.83         05/01/2040          3,185,000
   9,760,000  CALIFORNIA STATE SERIES B1 (GO - SCHOOL DISTRICTS, BANQUE NATIONALE
              PARIS LOC)SS.+/-                                                          3.83         05/01/2033          9,760,000
   4,130,000  CALIFORNIA STATE SERIES C15 (OTHER REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                4.00         12/01/2029          4,130,000
   4,225,000  CALIFORNIA STATE SERIES D05 (PROPERTY TAX REVENUE, MBIA INSURED)
              SS.+/-                                                                    4.00         12/01/2027          4,225,000
   4,425,000  CALIFORNIA STATE SERIES D11 (GO STATES, TERRITORIES, AMBAC
              INSURED)SS.+/-                                                            4.00         10/01/2027          4,425,000
   7,450,000  CALIFORNIA STATEWIDE CDA (HCFR, CITIBANK NA LOC)SS.+/-                    3.99         04/01/2031          7,450,000
   2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
              INSURED)SS.+/-                                                            4.00         07/01/2027          2,155,000
   6,270,000  CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)SS.+/-        3.94         07/01/2027          6,270,000
   5,000,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.99         04/01/2039          5,000,000
  14,900,000  CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS (MFHR, BANK
              OF AMERICA NA LOC)SS.+/-                                                  3.95         12/15/2037         14,900,000
   2,505,000  CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
              REVENUE, FNMA INSURED)SS.+/-                                              3.94         12/15/2034          2,505,000
   8,500,000  CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING REVENUE,
              CITIBANK NA LOC)SS.+/-                                                    3.95         07/01/2038          8,500,000
  11,337,000  CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I
              (MFHR, FNMA INSURED)SS.+/-                                                3.94         02/01/2033         11,337,000
   5,580,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
              BANK NA LOC)SS.+/-                                                        3.98         11/01/2031          5,580,000
  18,110,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
              (OTHER REVENUE, BANK OF NEW YORK LOC)SS.+/-                               3.86         12/01/2036         18,110,000
   5,500,000  CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X FNMA
              INSURED (HOUSING REVENUE LOC)SS.+/-                                       4.05         11/15/2036          5,500,000
  10,000,000  CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR LOC)
              SS.+/-                                                                    3.94         06/15/2038         10,000,000
  10,090,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT CSS.+/-                  4.01         01/20/2031         10,090,000
  10,900,000  CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES M
              (MFHR LOC, FHLMC INSURED)SS.+/-                                           3.94         12/01/2034         10,900,000
   2,900,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
              (HOUSING REVENUE LOC)SS.+/-                                               4.08         12/01/2011          2,900,000
   3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
              (MFHR LOC, FNMA INSURED)SS.+/-                                            3.94         10/15/2030          3,985,000
   7,060,000  CALIFORNIA STATEWIDE CDA MFHR LORENA TERRACE SERIES DDD (CITIBANK
              LOC)SS.+/-                                                                3.95         12/01/2036          7,060,000
   3,200,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE LOC)SS.+/-       3.94         04/15/2035          3,200,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 25


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$ 14,340,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y (MFHR, FNMA
              INSURED)SS.+/-                                                            3.94%        08/01/2031    $    14,340,000
   8,640,000  CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y (MFHR,
              FNMA INSURED)SS.+/-                                                       3.94         10/15/2030          8,640,000
   5,265,000  CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B (MFHR,
              FNMA INSURED)SS.+/-                                                       3.94         05/15/2037          5,265,000
   4,250,000  CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q (HOUSING
              REVENUE, CITIBANK NA LOC)SS.+/-                                           3.95         10/01/2038          4,250,000
  10,000,000  CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
              UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)SS.+/-                     3.99         10/01/2045         10,000,000
   4,375,000  CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                     3.96         11/15/2035          4,375,000
  17,065,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC, FNMA
              INSURED)SS.+/-                                                            3.94         10/15/2026         17,065,000
   3,270,000  CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
              INCREMENTAL REVENUE LOC)SS.+/-                                            3.99         10/01/2019          3,270,000
   2,100,000  CONCORD CA MFHR (OTHER REVENUE LOC)SS.+/-                                 3.98         12/01/2016          2,100,000
  15,550,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CERTIFICATES SERIES A
              (HOUSING REVENUE LOC)SS.+/-                                               4.00         12/01/2015         15,550,000
   2,000,000  CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC)SS.+/-                   3.97         10/15/2033          2,000,000
   8,000,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT SERIES
              H (MFHR LOC, FNMA INSURED)SS.+/-                                          3.86         10/15/2029          8,000,000
   2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94 (MFHR LOC,
              FNMA INSURED)SS.+/-                                                       3.86         11/15/2022          2,000,000
   4,500,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                         4.06         03/01/2011          4,500,000
  11,000,000  CORONA CA HOUSEHOLD BANK PROJECT BSS.+/-                                  3.89         02/01/2023         11,000,000
   7,700,000  DUBLIN CA HOUSING AUTHORITY PARK SIERRA SERIES A (OTHER REVENUE,
              KBC BANK NV LOC)SS.+/-                                                    3.93         06/01/2028          7,700,000
   4,000,000  EAGLE TAX-EXEMPT TRUST CERTIFICATE SERIES 970503 (CALIFORNIA STATE
              PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED (LEASE
              REVENUE LOC)SS.+/-                                                        4.00         09/01/2017          4,000,000
   4,885,000  EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            3.99         08/01/2036          4,885,000
  17,100,000  ESCONDIDO CA (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                   3.99         09/01/2036         17,100,000
   1,600,000  FREMONT CA COP (LEASE REVENUE, KBC BANK NV LOC)SS.+/-                     3.95         08/01/2022          1,600,000
   9,800,000  FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                            3.94         08/15/2026          9,800,000
   3,500,000  FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-         3.88         09/01/2030          3,500,000
  11,150,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER REVENUE
              LOC)SS.+/-                                                                3.90         09/01/2025         11,150,000
   2,550,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            4.06         09/01/2025          2,550,000
   5,705,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (PROPERTY TAX REVENUE,
              FGIC INSURED)SS.+/-                                                       4.05         09/01/2024          5,705,000
   8,115,000  GROSSMONT-CUYAMACA CA COMMUNITY COLLEGE DISTRICT SERIES 1130
              (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                                4.03         08/01/2029          8,115,000
   4,125,000  HAWTHORNE CA (SPECIAL TAX REVENUE, CITIBANK NA LOC)SS.+/-                 3.99         09/01/2036          4,125,000
   7,400,000  HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
              (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                                 3.86         06/15/2025          7,400,000
   4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94 (MFHR LOC,
              FGIC INSURED)SS.+/-                                                       3.95         07/15/2014          4,000,000
   6,450,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
              (HOUSING REVENUE LOC, US BANK NA INSURED)SS.+/-                           3.98         08/01/2032          6,450,000
   1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR LOC, FHLMC
              INSURED)SS.+/-                                                            3.86         01/01/2025          1,000,000
   9,900,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #85-7
              SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                   3.85         09/02/2032          9,900,000
  13,140,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS SERIES
              A (MFHR, FNMA INSURED)SS.+/-                                              3.87         02/15/2031         13,140,000

26 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
              PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                              3.86%        12/01/2026    $     5,500,000
  17,575,000  LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE LOC)SS.+/-         3.85         07/01/2032         17,575,000
   4,680,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)SS.+/-             4.04         05/15/2017          4,680,000
  16,880,000  LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399 (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                              4.03         05/01/2030         16,880,000
   2,560,000  LONG BEACH CA HARBOR REVENUE FLOATS PT-2756 (AIRPORT REVENUE LOC)
              SS.+/-                                                                    4.04         05/15/2025          2,560,000
   2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE LOC)
              SS.+/-                                                                    4.04         05/15/2019          2,800,000
   2,135,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC, FGIC
              INSURED)SS.+/-                                                            4.06         05/15/2020          2,135,000
   5,400,000  LOS ANGELES CA ASBURY APARTMENTS PROJECT SERIES A (MFHR REVENUE,
              CITIBANK NA LOC)SS.+/-                                                    3.98         07/01/2034          5,400,000
   5,200,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR WILSHIRE STATION
              APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                           3.99         10/15/2038          5,200,000
   2,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
              AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS LOC)SS.+/-     3.90         05/15/2020          2,000,000
   9,250,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER CLASS A (WATER REVENUE,
              AMBAC INSURED)SS.+/-                                                      4.00         07/01/2035          9,250,000
   1,000,000  LOS ANGELES CA HOUSING AUTHORITY MEADOWRIDGE APARTMENTS PROJECT
              (MFHR, FNMA INSURED)SS.+/-                                                3.95         09/01/2018          1,000,000
   4,700,000  LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR LOC)SS.+/-       4.00         04/15/2033          4,700,000
   5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT (MFHR, BANK OF
              AMERICA NT & SA LOC)SS.+/-                                                3.95         07/01/2015          5,300,000
   5,500,000  LOS ANGELES CA PA 554 (GO STATES, TERRITORIES, MERRILL LYNCH
              CAPITAL SERVICES LOC)SS.+/-                                               4.03         09/01/2015          5,500,000
  16,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK NA
              LOC)SS.+/-                                                                3.90         07/01/2035         16,000,000
   8,875,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)SS.+/-            3.86         07/01/2035          8,875,000
  12,400,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)SS.+/-            3.86         07/01/2035         12,400,000
   5,470,000  LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER REVENUE,
              FGIC INSURED)SS.+/-                                                       4.00         02/01/2019          5,470,000
  14,897,500  LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)SS.+/-            4.03         06/01/2026         14,897,500
  14,995,000  LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK LOC)
              SS.+/-                                                                    3.99         01/01/2009         14,995,000
  18,115,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)SS.+/-                         3.86         07/01/2035         18,115,000
   6,680,000  LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)SS.+/-                      3.87         07/01/2034          6,680,000
  41,000,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)SS.+/-                                                         3.89         07/01/2035         41,000,000
   4,925,000  LOS ANGELES CA SUBSERIES B3 (UTILITIES REVENUE)SS.+/-                     3.82         07/01/2034          4,925,000
  22,000,000  LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                                4.50         06/30/2008         22,146,169
  20,975,000  LOS ANGELES CA USD (OTHER REVENUE, FGIC INSURED)SS.+/-                    3.99         07/01/2022         20,975,000
  10,000,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-            4.03         07/01/2026         10,000,000
  10,470,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)
              SS.+/-                                                                    4.03         07/01/2023         10,470,000
   5,055,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)
              SS.+/-                                                                    4.03         07/01/2024          5,055,000
   7,280,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)
              SS.+/-                                                                    4.06         01/01/2011          7,280,000
   7,355,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-             4.06         07/01/2022          7,355,000
  11,310,000  LOS ANGELES CA USD SERIES 1775 (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            3.99         01/01/2015         11,310,000
 108,350,000  LOS ANGELES CA USD SERIES 2007 (OTHER REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                4.04         01/01/2028        108,350,000
  22,305,000  LOS ANGELES CA USD SERIES 2009 (EDUCATIONAL FACILITIES REVENUE,
              AMBAC INSURED)SS.+/-                                                      4.03         07/01/2026         22,305,000
   7,500,000  LOS ANGELES CA USD SERIES C20 (PROPERTY TAX REVENUE, FGIC INSURED)
              SS.+/-                                                                    4.00         01/01/2028          7,500,000
  32,305,000  LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES D (SEWER REVENUE, XLCA
              COMPANY INSURED)SS.+/-                                                    3.88         06/01/2028         32,305,000
   5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED (WATER
              REVENUE LOC)SS.+/-                                                        3.99         01/01/2009          5,995,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 27


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$ 25,800,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8 BANK OF AMERICA
              LOC (POWER REVENUE LOC)SS.+/-                                             3.89%        07/01/2034    $    25,800,000
   7,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MALIBU MEADOWS (MFHR, FNMA
              INSURED)SS.+/-                                                            3.86         04/15/2028          7,000,000
  31,900,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
              REVENUE LOC)SS.+/-                                                        3.95         09/01/2030         31,900,000
  11,470,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
              APARTMENTS B (HOUSING REVENUE LOC)SS.+/-                                  3.84         06/01/2010         11,470,000
   5,935,000  LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY (LEASE
              REVENUE, FGIC INSURED)SS.+/-                                              3.99         09/01/2026          5,935,000
  12,370,000  LOS ANGELES COUNTY CA SANITATION DISTRICTS FINANCING AUTHORITY
              SERIES 1685 (SEWER REVENUE, AMBAC INSURED)SS.+/-                          4.03         10/01/2038         12,370,000
  66,250,000  LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE)                         4.50         06/30/2008         66,709,177
     700,000  MADERA CA IRRIGATION FINANCING AUTHORITY SERIES A (WATER REVENUE,
              XLCA COMPANY INSURED)SS.+/-                                               3.93         01/01/2036            700,000
  18,520,000  MANTECA CA REDEVELOPMENT AGENCY TAX ALLOCATION AMENDED MERGED
              PROJECT (OTHER REVENUE, XLCA COMPANY INSURED)SS.+/-                       3.93         10/01/2042         18,520,000
  31,630,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX ALLOCATION
              REVENUE, AMBAC INSURED)SS.+/-                                             3.93         01/01/2031         31,630,000
   7,105,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE PUTTERS
              SERIES 1885 (WATER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                3.99         01/01/2015          7,105,000
  26,035,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
              B4 (WATER REVENUE, NATIONSBANK NA LOC)SS.+/-                              3.84         07/01/2035         26,035,000
  33,685,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
              C3 (WATER REVENUE LOC)SS.+/-                                              3.84         07/01/2030         33,685,000
   1,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B3
              (WATER REVENUE, WEST DEUTSCHE LANDESBANK LOC)SS.+/-                       3.85         07/01/2035          1,900,000
   5,995,000  MODESTO CA PFA LEASE REVENUE SERIES 354 (LEASE REVENUE LOC, AMBAC
              INSURED)SS.+/-                                                            4.03         09/01/2029          5,995,000
   6,125,000  MONTEREY COUNTY CA COP SERIES 1868 (LEASE REVENUE, AMBAC INSURED)
              SS.+/-                                                                    4.03         08/01/2028          6,125,000
   8,585,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)SS.+/-                        3.99         06/15/2021          8,585,000
  12,500,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE SERIES
              C1 (LEASE REVENUE LOC)SS.+/-                                              4.08         02/01/2025         12,500,000
   6,375,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES A
              (HOUSING REVENUE)SS.+/-                                                   3.84         11/01/2009          6,375,000
   4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
              PROJECT (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                         3.86         11/15/2028          4,000,000
   9,449,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
              POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)SS.+/-                         3.86         12/01/2022          9,449,000
     500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3 (HOUSING
              REVENUE LOC)SS.+/-                                                        3.86         11/15/2028            500,000
   1,962,500  ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS SERIES 1032
              (SEWER REVENUE LOC)SS.+/-                                                 4.03         02/01/2033          1,962,500
   4,260,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
              SERIES 1995D (PROPERTY TAX REVENUE LOC, AMBAC INSURED)SS.+/-              3.88         11/01/2014          4,260,000
  17,000,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
              SERIES E (PROPERTY TAX REVENUE LOC, AMBAC INSURED)SS.+/-                  3.88         11/01/2014         17,000,000
  40,215,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS
              TSB BANK PLC LOC)SS.+/-                                                   3.84         08/01/2042         40,215,000
   7,700,000  OXNARD CA FINANCING AUTHORITY CIVIC CENTER PHASE 2 PROJECT (LEASE
              REVENUE, AMBAC INSURED)SS.+/-                                             3.85         06/01/2036          7,700,000
   7,515,000  OXNARD CA FINANCING AUTHORITY SERIES B (LEASE REVENUE, AMBAC
              INSURED)SS.+/-                                                            3.85         06/01/2033          7,515,000

28 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  9,515,000  PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
              APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)SS.+/-                 4.05%        12/15/2033    $     9,515,000
   7,800,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                            4.06         09/01/2024          7,800,000
   5,405,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                            4.06         09/01/2026          5,405,000
  39,250,000  PITTSBURGH CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
              COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)SS.+/-                     3.93         09/01/2035         39,250,000
   5,450,000  PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                       3.99         02/01/2013          5,450,000
   4,200,000  PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)
              SS.+/-                                                                    3.99         08/01/2020          4,200,000
   4,895,000  PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)+/-                     4.08         05/01/2008          4,895,000
   7,285,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
              (TRANSPORTATION REVENUE LOC)SS.+/-                                        4.08         05/01/2010          7,285,000
   5,455,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
              REVENUE LOC, FGIC INSURED)SS.+/-                                          4.01         11/01/2021          5,455,000
   4,225,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R 2046
              (TAX ALLOCATION REVENUE LOC, MBIA INSURED)SS.+/-                          3.99         06/15/2020          4,225,000
  16,330,000  POWAY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-        3.99         08/01/2030         16,330,000
   5,050,000  POWAY CA USD PUTTABLE (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-          3.86         08/01/2008          5,050,000
   5,270,000  REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           4.06         01/01/2011          5,270,000
   2,475,000  REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
              REDEVELOPMENT PROJECT (PROPERTY TAX REVENUE, ALLIED IRISH BANK PLC
              LOC)SS.+/-                                                                3.92         07/01/2030          2,475,000
   6,195,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
              (SPECIAL TAX REVENUE LOC, KBC BANK LOC)SS.+/-                             3.93         09/01/2014          6,195,000
   3,200,000  RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR LOC)
              SS.+/-                                                                    3.95         07/05/2014          3,200,000
   5,495,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT STARS STARS 2007-035
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                     3.98         08/01/2031          5,495,000
   5,170,000  SACRAMENTO CA CITY FINANCING AUTHORITY SERIES 1782 (TAX
              INCREMENTAL REVENUE, FGIC INSURED)SS.+/-                                  3.99         12/01/2018          5,170,000
   7,000,000  SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                     3.94         09/15/2036          7,000,000
   2,060,000  SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
              INSURED)SS.+/-                                                            4.06         02/15/2011          2,060,000
  24,000,000  SACRAMENTO CA USD COP (GO SCHOOL DISTRICTS LOC, FSA INSURED)SS.+/-        3.89         03/01/2031         24,000,000
   7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES I
              (HOUSING REVENUE LOC)SS.+/-                                               3.94         05/15/2034          7,000,000
   5,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                            3.86         07/15/2029          5,000,000
   6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
              APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                           3.94         02/15/2033          6,000,000
  16,200,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
              ISSUE A (MFHR, FHLMC INSURED)SS.+/-                                       3.94         12/01/2022         16,200,000
  10,000,000  SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR, FNMA
              INSURED)SS.+/-                                                            3.87         08/15/2027         10,000,000
     500,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER & SEWER
              REVENUE)SS.+/-                                                            3.99         12/01/2035            500,000
  12,095,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              (OTHER REVENUE, FGIC INSURED)SS.+/-                                       4.03         12/01/2035         12,095,000
   7,195,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              (SEWER REVENUE, AMBAC INSURED)SS.+/-                                      4.05         12/01/2035          7,195,000
   7,000,000  SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS
              PROJECT (HOUSING REVENUE, FNMA INSURED)SS.+/-                             3.94         05/01/2026          7,000,000
  11,305,000  SAN BERNARDINO CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                3.99         08/01/2026         11,305,000
   6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
              SERIES A (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                        3.86         05/15/2029          6,115,000
   5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
              (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                                 3.86         05/15/2029          5,600,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 29


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  7,785,000  SAN DIEGO CA (WATER REVENUE, FGIC INSURED)SS.+/-                          3.99%        08/01/2024    $     7,785,000
  16,685,000  SAN DIEGO CA COMMUNITY COLLEGE DISTRICT (OTHER REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.99         08/01/2025         16,685,000
  10,900,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN SERIES
              B (PROPERTY TAX REVENUE)                                                  4.50         06/30/2008         10,975,850
  14,825,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
              (HOUSING REVENUE LOC, FNMA INSURED)SS.+/-                                 3.94         01/15/2033         14,825,000
   4,000,000  SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA INSURED)SS.+/-                 4.02         11/01/2026          4,000,000
  12,000,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
              SERIES B (HOUSING REVENUE LOC)SS.+/-                                      3.94         01/15/2035         12,000,000
  19,130,000  SAN DIEGO CA PFFA SEWER REVENUE SERIES SG 130 (WATER & SEWER
              REVENUE LOC)SS.+/-                                                        3.99         05/15/2029         19,130,000
   6,215,000  SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE LOC)
              SS.+/-                                                                    4.03         07/01/2027          6,215,000
  11,580,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
              LOC)SS.+/-                                                                4.03         07/01/2022         11,580,000
  34,825,000  SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                     4.50         07/22/2008         35,072,804
   3,948,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER REVENUE,
              MBIA INSURED)SS.+/-                                                       4.00         11/01/2010          3,948,000
   7,515,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES 1939
              (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                     3.99         05/01/2014          7,515,000
   5,075,000  SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
              SERIES B (MFHR, CITIBANK NA LOC)SS.+/-                                    4.01         03/01/2036          5,075,000
  11,660,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
              CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER REVENUE
              LOC)SS.+/-                                                                4.00         10/01/2022         11,660,000
   3,190,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
              FACILITIES DISTRICT #4 (OTHER REVENUE, BANK OF AMERICA NA LOC)
              SS.+/-                                                                    3.86         08/01/2032          3,190,000
   8,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
              FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC BANK
              NV LOC)SS.+/-                                                             3.95         08/01/2036          8,000,000
   4,090,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND
              POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)SS.+/-              4.01         12/01/2019          4,090,000
   5,075,000  SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                       3.99         06/15/2021          5,075,000
  11,200,000  SAN JOSE CA FINANCING AUTHORITY PROJECT B (OTHER REVENUE, XLCA
              COMPANY INSURED)SS.+/-                                                    3.95         03/01/2034         11,200,000
   9,360,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR)SS.+/-                4.01         02/01/2038          9,360,000
   7,900,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                     3.95         08/01/2035          7,900,000
   2,575,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX INCREMENTAL
              REVENUE LOC)SS.+/-                                                        3.99         08/01/2011          2,575,000
   6,857,500  SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
              SERIES 761 (PROPERTY TAX REVENUE LOC, FSA INSURED)SS.+/-                  4.03         08/01/2027          6,857,500
   8,720,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)SS.+/-          3.97         09/15/2032          8,720,000
  12,085,000  SAN LORENZO CA USD ALAMEDA COUNTY SERIES 1805 (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                              4.03         08/01/2037         12,085,000
  10,750,000  SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-          4.00         08/01/2038         10,750,000
   6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC INSURED
              (TAX INCREMENTAL REVENUE LOC)SS.+/-                                       4.06         02/01/2011          6,510,000
   6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC INSURED
              (TAX INCREMENTAL REVENUE LOC)SS.+/-                                       4.06         08/01/2011          6,510,000
   5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
              SERIES A (MFHR LOC, FNMA INSURED)SS.+/-                                   3.86         12/15/2025          5,900,000
  11,400,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
              (MFHR LOC, FGIC INSURED)SS.+/-                                            3.95         11/15/2017         11,400,000
   8,010,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                       4.03         08/01/2025          8,010,000

30 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  6,100,000  SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE,
              FGIC INSURED)SS.+/-                                                       3.99%        08/01/2021    $     6,100,000
  10,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)SS.+/-        3.86         06/01/2010         10,000,000
  17,695,000  SIMI VALLEY CA SERIES A (MFHR LOC)SS.+/-                                  3.86         07/01/2023         17,695,000
   5,700,000  SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING REVENUE,
              FHLMC INSURED)SS.+/-                                                      3.94         09/01/2019          5,700,000
  27,100,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE, FGIC
              INSURED)SS.+/-                                                            3.95         11/01/2035         27,100,000
   5,315,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE
              SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)SS.+/-                         4.03         07/01/2011          5,315,000
   1,520,000  TULARE CA LOCAL HEALTH CARE DISTRICT (HCFR, US BANK NA LOC)SS.+/-         3.93         12/01/2032          1,520,000
   6,100,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480 MBIA
              INSURED (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                        4.03         09/01/2022          6,100,000
   7,000,000  UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   4.03         05/15/2035          7,000,000
  12,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING REVENUE,
              EAST WEST BANK LOC)SS.+/-                                                 3.86         08/01/2037         12,000,000
   7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE
              LOC)SS.+/-                                                                3.86         05/15/2029          7,750,000
  43,850,000  VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                             4.50         07/01/2008         44,159,540
   6,595,000  VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX INCREMENTAL
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.99         12/01/2019          6,595,000
   3,140,000  WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC REVENUE,
              AMBAC INSURED)SS.+/-                                                      4.06         01/01/2021          3,140,000
   5,455,000  YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE)
              SS.+/-                                                                    4.06         08/01/2025          5,455,000

                                                                                                                     3,355,856,579
                                                                                                                   ---------------
OTHER: 2.79%
  26,375,000  DEUTSCHE BANK SPEARS LIFERS TRUST 287 (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.99         09/01/2037         26,375,000
   2,065,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4171 (COLLEGE &
              UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)SS.+/-                        4.03         11/01/2037          2,065,000
  60,000,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS (PROPERTY TAX
              REVENUE, AMBAC INSURED)SS.+/-                                             4.03         08/01/2028         60,000,000
  18,905,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4329 (OTHER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            4.03         09/15/2028         18,905,000

                                                                                                                       107,345,000
                                                                                                                   ---------------
PUERTO RICO: 1.66%
   7,200,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20015101 CLASS A (PUERTO RICO
              COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A) CITIBANK
              NA LOC (OTHER REVENUE LOC)SS.+/-                                          4.01         10/01/2034          7,200,000
  14,295,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (PUERTO RICO
              COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES D) CITIBANK
              NA LOC (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)SS.+/-                 4.01         07/01/2027         14,295,000
  19,000,000  PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                              3.98         07/01/2029         19,000,000
  10,645,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1815 (POWER REVENUE,
              JPMORGAN CHASE BANK LOC)SS.+/-                                            3.99         01/01/2015         10,645,000
  10,615,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 1816 (POWER REVENUE,
              JPMORGAN CHASE BANK LOC)SS.+/-                                            3.99         01/01/2015         10,615,000
   2,080,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES 1426 (LEASE REVENUE,
              FGIC INSURED)SS.+/-                                                       3.91         08/01/2010          2,080,000

                                                                                                                        63,835,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,527,036,579)                                                                  3,527,036,579
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 31


CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER: 7.80%
$  8,000,000  CHINO BASIN REGIONAL FINANCE AUTHORITY                                    3.65%        09/12/2007    $     8,000,000
  30,975,000  EAST BAY MUNICIPAL WATER SYSTEM                                           3.63         09/14/2007         30,975,000
  26,700,000  GOLDEN GATE BRIDGE SERIES A                                               3.57         12/13/2007         26,700,000
  24,265,000  GOLDEN GATE BRIDGE SERIES B                                               3.85         09/06/2007         24,265,000
  15,920,000  IMPERIAL IRRIGATION DISTRICT SERIES A                                     3.72         02/14/2008         15,920,000
   5,000,000  LOS ANGELES METRO TRANS                                                   3.85         09/06/2007          5,000,000
  18,215,000  RIVERSIDE COUNTY TEETER FINANCING SERIES B-2                              3.67         09/12/2007         18,215,000
  30,000,000  SACRAMENTO MUNICIPAL UTILITY                                              3.85         09/06/2007         30,000,000
  11,165,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION SERIES B                         3.62         10/11/2007         11,165,000
  17,545,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                 3.59         10/04/2007         17,545,000
  32,150,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                      3.70         02/14/2008         32,150,000
   6,000,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                      3.74         02/14/2008          6,000,000
   7,500,000  TURLOCK IRRIGATION DISTRICT                                               3.65         10/04/2007          7,500,000
   1,000,000  UNIVERSITY OF CALIFORNIA                                                  3.62         10/11/2007          1,000,000
   4,400,000  UNIVERSITY OF CALIFORNIA                                                  3.65         09/12/2007          4,400,000
   6,700,000  UNIVERSITY OF CALIFORNIA                                                  3.67         09/12/2007          6,700,000
  23,450,000  UNIVERSITY OF CALIFORNIA SERIES A                                         3.65         09/13/2007         23,450,000
  30,675,000  UNIVERSITY OF CALIFORNIA SERIES A                                         3.65         10/11/2007         30,675,000

TOTAL COMMERCIAL PAPER (COST $299,660,000)                                                                             299,660,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,826,696,579)*                               99.60%                                                        $ 3,826,696,579

OTHER ASSETS AND LIABILITIES, NET                     0.40                                                              15,372,700
                                                    ------                                                         ---------------

TOTAL NET ASSETS                                    100.00%                                                        $ 3,842,069,279
                                                    ------                                                         ---------------

--------------------------------------------------------------------------------
SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

32 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 1.39%
$ 40,000,000  ARKLE MASTER ISSUER PLC+++/-                                              5.55%        11/19/2007    $    40,000,000
  42,000,000  CARLYLE CAPITAL INVESTMENT LIMITED+++/-                                   5.42         05/08/2008         41,997,166
  20,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                      5.41         04/11/2008         20,000,000
  30,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                      5.42         07/14/2008         30,000,000
  50,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                      5.66         01/15/2008         50,000,000
  21,000,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                          5.56         04/15/2008         21,000,000
  48,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+++/-                          5.43         04/11/2008         48,000,000

TOTAL ASSET BACKED SECURITIES (COST $250,997,166)                                                                      250,997,166
                                                                                                                   ---------------

CERTIFICATES OF DEPOSIT: 6.58%
 267,000,000  ABN-AMRO BANK (LONDON)                                                    5.32         10/16/2007        267,000,000
 117,000,000  BANK OF IRELAND                                                           5.32         10/12/2007        116,999,904
 104,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007        104,000,000
 267,000,000  BARCLAYS BANK PLC (NEW YORK)                                              5.32         10/16/2007        267,000,000
  34,000,000  CALYON (NEW YORK) SERIES YCD+/-                                           5.30         09/13/2007         33,999,771
  87,000,000  NATIXIS+/-                                                                5.40         03/06/2008         87,000,000
  86,500,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      5.27         04/03/2008         86,487,505
 150,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      5.27         07/03/2008        149,851,609
  74,000,000  UNICREDITO ITALIANO (LONDON)                                              5.32         10/17/2007         74,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $1,186,338,789)                                                                  1,186,338,789
                                                                                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.20%
  36,873,508  PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.60         09/15/2007         36,873,508

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $36,873,508)                                                            36,873,508
                                                                                                                   ---------------

COMMERCIAL PAPER: 49.92%
  37,000,000  ABN AMRO NORTH AMERICA FINANCE INCORPORATED^                              5.17         11/16/2007         36,612,106
  35,000,000  ASSCHER FINANCE CORPORATION++^                                            5.21         12/03/2007         34,544,125
 185,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              5.75         09/04/2007        185,000,000
 150,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              6.10         09/05/2007        149,974,583
 114,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.21         01/03/2008        112,003,702
 100,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.28         11/07/2007         99,061,333
  20,730,000  ATOMIUM FUNDING LLC++^                                                    5.27         10/09/2007         20,623,788
  18,328,000  ATOMIUM FUNDING LLC++^                                                    5.27         10/11/2007         18,228,728
  79,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.48         10/19/2007         79,000,000
 162,000,000  CAFCO LLC++^                                                              5.70         10/16/2007        160,922,700
  60,000,000  CAIRN HIGH GRADE I LLC++^                                                 5.21         11/21/2007         59,323,350
  35,000,000  CAIRN HIGH GRADE I LLC++^                                                 5.27         10/04/2007         34,846,292
 110,000,000  CBA (DELAWARE) FINANCE^                                                   5.21         12/17/2007        108,344,378
  70,000,000  CC USA INCORPORATED++^                                                    5.42         11/16/2007         69,230,661
  75,449,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.27         10/16/2007         74,985,114
  50,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.27         10/19/2007         49,670,625
  66,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.28         09/17/2007         65,874,160
  90,000,000  CHARTA LLC++^                                                             5.30         10/26/2007         89,311,000
 100,000,000  CHARTA LLC++^                                                             5.45         02/15/2008         97,517,222
 205,319,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.80         09/04/2007        205,319,000
  65,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        6.30         09/07/2007         64,965,875
 174,000,000  COBBLER FUNDING LLC++^                                                    5.27         10/25/2007        172,700,945

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 33


CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$109,417,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                                      5.31%        11/09/2007    $   108,351,826
 185,030,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                                      5.60         11/14/2007        182,986,446
  37,000,000  CRC FUNDING LLC++^                                                        5.25         10/15/2007         36,778,771
  23,000,000  CRC FUNDING LLC++^                                                        5.48         10/05/2007         22,891,466
  64,000,000  CRC FUNDING LLC++^                                                        5.70         10/16/2007         63,574,400
  40,000,000  CROWN POINT CAPITAL COMPANY++^                                            5.30         11/06/2007         39,629,000
  52,000,000  CROWN POINT CAPITAL COMPANY+++/-                                          5.31         12/14/2007         51,995,745
 100,000,000  CULLINAN FINANCE CORPORATION++^                                           5.30         11/05/2007         99,087,222
  50,000,000  CULLINAN FINANCE CORPORATION++^                                           5.31         11/05/2007         49,542,750
 177,613,000  DEER VALLEY FUNDING LLC++^                                                5.27         10/05/2007        176,806,982
  50,000,000  DEER VALLEY FUNDING LLC++^                                                5.28         09/12/2007         49,941,333
 131,492,000  DEER VALLEY FUNDING LLC++^                                                5.29         09/14/2007        131,298,780
  40,000,000  DEER VALLEY FUNDING LLC++^                                                5.29         10/02/2007         39,835,422
  50,000,000  DORADA FINANCE INCORPORATED++^                                            5.91         12/05/2007         49,253,042
 328,000,000  EBBETS FUNDING LLC++^                                                     6.50         09/04/2007        328,000,000
  75,892,000  ERASMUS CAPITAL CORPORATION++^                                            5.27         09/17/2007         75,747,573
  30,414,000  ERASMUS CAPITAL CORPORATION++^                                            5.28         09/20/2007         30,342,628
  17,024,000  ERASMUS CAPITAL CORPORATION++^                                            5.28         09/24/2007         16,974,063
  62,000,000  ERASMUS CAPITAL CORPORATION++^                                            6.50         09/04/2007         62,000,000
  35,000,000  EUREKA SECURITIZATION++^                                                  6.15         10/10/2007         34,784,750
  31,250,000  FCAR OWNER TRUST I^                                                       5.28         11/08/2007         30,952,083
  49,980,000  FCAR OWNER TRUST II^                                                      5.29         11/08/2007         49,502,622
  15,000,000  FIVE FINANCE INCORPORATED++^                                              5.26         10/09/2007         14,923,292
  34,000,000  FIVE FINANCE INCORPORATED++^                                              5.27         10/31/2007         33,716,298
  93,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         11/28/2007         91,702,262
  48,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         12/05/2007         47,282,920
 159,000,000  GALLEON CAPITAL LLC++^                                                    5.80         09/04/2007        159,000,000
 156,000,000  GALLEON CAPITAL LLC++^                                                    6.30         09/07/2007        155,918,100
  30,000,000  GEMINI SECURITIZATION LLC++^                                              5.33         10/01/2007         29,880,075
  49,000,000  GOVCO LLC++^                                                              5.21         12/31/2007         48,163,216
 184,300,000  GOVCO LLC++^                                                              5.60         10/18/2007        183,038,569
 136,000,000  GRAMPIAN FUNDING LLC++^                                                   5.17         11/13/2007        134,632,822
 226,000,000  GRAMPIAN FUNDING LLC++^                                                   5.33         09/06/2007        225,933,079
 118,478,000  HARRIER FINANCE FUNDING US LLC++^                                         5.20         09/07/2007        118,426,709
  96,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.26         10/15/2007         95,424,907
  22,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.26         10/18/2007         21,858,564
 150,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.29         11/08/2007        148,567,292
 146,000,000  HBOS TREASURY SERVICE (SYDNEY)^                                           5.25         10/16/2007        145,106,602
  15,395,000  HUDSON-THAMES LLC++^                                                      5.21         10/17/2007         15,299,251
  25,000,000  HUDSON-THAMES LLC++^                                                      5.22         01/15/2008         24,517,875
  13,300,000  IRISH LIFE & PERMANENT++^                                                 5.25         10/11/2007         13,228,235
  46,000,000  IRISH LIFE & PERMANENT++^                                                 5.25         10/18/2007         45,704,833
 100,000,000  IRISH LIFE & PERMANENT++^                                                 5.25         10/19/2007         99,343,750
  18,000,000  K2 (USA) LLC++^                                                           6.25         09/04/2007         18,000,000
  25,000,000  K2 (USA) LLC++^                                                           6.40         09/10/2007         24,973,333
  65,717,000  KESTREL FUNDING US LLC++^                                                 5.18         11/19/2007         64,998,348
 140,000,000  KESTREL FUNDING US LLC++^                                                 5.24         01/22/2008        137,147,111

34 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 80,000,000  LEGACY CAPITAL LLC++^                                                     5.29%        11/07/2007    $    79,247,644
  25,000,000  LEXINGTON PARKER CAPITAL CORPORATION++^                                   5.30         11/06/2007         24,768,125
  38,000,000  LIBERTY STREET FUNDING LLC++^                                             6.00         09/04/2007         38,000,000
  44,000,000  MONUMENT GLOBAL FUNDING II+++/-                                           5.34         12/20/2007         44,000,000
  85,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          5.46         02/01/2008         85,044,404
 128,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                                5.75         09/04/2007        128,000,000
  33,491,000  NORTH SEA FUNDING LLC++^                                                  5.21         10/16/2007         33,287,431
 147,000,000  NORTH SEA FUNDING LLC++^                                                  6.35         09/07/2007        146,922,212
 110,000,000  NORTHERN ROCK PLC++^                                                      5.25         10/16/2007        109,326,250
  70,000,000  OLD LINE FUNDING LLC++^                                                   5.75         10/16/2007         69,530,417
  74,000,000  PICAROS FUNDING LLC++^                                                    5.21         01/09/2008         72,639,901
  40,000,000  SAINT GERMAIN HOLDINGS INCORPORATED++^                                    5.33         09/07/2007         39,982,233
  84,000,000  SEDNA FINANCE INCORPORATED++^                                             5.27         11/01/2007         83,286,793
 100,000,000  SEDNA FINANCE INCORPORATED++^                                             5.28         11/08/2007         99,046,667
 168,750,000  SHEFFIELD RECEIVABLES++^                                                  5.75         09/12/2007        168,534,375
 188,000,000  SHEFFIELD RECEIVABLES++^                                                  6.15         09/05/2007        187,967,883
 221,000,000  SHEFFIELD RECEIVABLES++^                                                  6.50         09/05/2007        220,960,097
  99,000,000  SOLITAIRE FUNDING LLC++^                                                  5.28         11/01/2007         98,157,840
  75,000,000  STANFIELD VICTORIA FUNDING LLC++^                                         5.21         12/06/2007         73,990,562
  38,000,000  SURREY FUNDING CORPORATION++^                                             6.15         09/05/2007         37,993,508
  99,000,000  SURREY FUNDING CORPORATION++^                                             6.50         09/05/2007         98,982,125
  44,700,000  TANGO FINANCE CORPORATION++^                                              5.27         10/18/2007         44,412,082
  33,550,000  TANGO FINANCE CORPORATION++^                                              5.29         09/28/2007         33,431,680
   7,901,000  TASMAN FUNDING INCORPORATED++^                                            5.19         11/09/2007          7,825,822
  20,000,000  TEMPUS FUNDING LLC++^                                                     5.28         09/27/2007         19,932,533
 100,000,000  THREE RIVERS FUNDING CORPORATION++^                                       5.28         09/14/2007         99,853,472
 192,000,000  UBS FINANCE (DELAWARE) LLC^                                               5.25         10/12/2007        190,936,000
 200,000,000  VERSAILLES CDS LLC++^                                                     5.65         11/13/2007        197,802,778
  55,000,000  VETRA FINANCE INCORPORATED++^                                             5.22         01/18/2008         53,915,400
  40,000,000  VETRA FINANCE INCORPORATED++^                                             5.29         09/26/2007         39,870,689
 115,000,000  WESTPAC BANKING CORPORATION++^                                            5.17         11/16/2007        113,794,385
  40,321,000  WHISTLEJACKET CAPITAL LIMITED++^                                          5.28         09/20/2007         40,226,380
 324,947,000  WHISTLEJACKET CAPITAL LIMITED++^                                          5.28         11/02/2007        322,135,125
   5,000,000  WHISTLEJACKET CAPITAL LIMITED++^                                          5.31         09/24/2007          4,985,250
   6,779,000  WHITE PINE FINANCE LLC++^                                                 6.20         09/17/2007          6,763,823
  50,000,000  ZELA FINANCE INCORPORATED++^                                              5.22         01/18/2008         49,014,000
  18,000,000  ZELA FINANCE INCORPORATED++^                                              5.29         09/26/2007         17,941,810

TOTAL COMMERCIAL PAPER (COST $8,997,633,730)                                                                         8,997,633,730
                                                                                                                   ---------------

CORPORATE BONDS & NOTES: 0.31%
   7,775,000  CENTRAL OHIO MEDICAL TEXTILE SERIES 2003+/-SS.                            5.68         03/01/2023          7,775,000
  43,145,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008         43,239,624
   5,000,000  LP PINEWOOD SPV+/-SS.                                                     5.61         02/01/2018          5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $56,014,624)                                                                        56,014,624
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 35


CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
EXTENDABLE BONDS: 14.52%
$ 79,000,000  ALLIED IRISH BANKS PLC+++/-                                              5.52%         09/18/2008    $    79,000,000
 104,000,000  BASF FINANCE EUROPE NV+++/-                                              5.35          09/19/2008        104,000,000
 105,000,000  BES FINANCE LIMITED+++/-                                                 5.37          08/29/2008        105,000,000
 108,000,000  BNP PARIBAS SA+/-                                                        5.33          06/16/2008        108,000,000
 126,000,000  CAISSE NATIONALE+++/-                                                    5.35          09/09/2008        126,000,000
 148,000,000  DNB NOR BANK ASA+++/-                                                    5.51          09/24/2008        148,000,000
 180,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                         5.63          09/12/2008        180,000,000
 175,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+++/-                               5.30          09/05/2008        175,000,000
 300,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                             5.47          06/06/2008        300,000,000
 117,500,000  INTESA BANK (IRELAND) PLC+++/-                                           5.52          09/24/2008        117,500,000
 103,000,000  IRISH LIFE & PERMANENT PLC                                               5.52          09/19/2008        103,000,000
 121,000,000  LEHMAN BROTHERS HOLDINGS+/-                                              5.54          09/27/2008        121,000,000
 134,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.51          08/22/2008        134,000,000
  71,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.52          09/17/2008         71,000,000
  80,000,000  MORGAN STANLEY+/-                                                        5.15          09/02/2008         80,000,000
  80,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                         5.38          07/03/2008         80,000,000
  13,000,000  NORDEA BANK AB+++/-                                                      5.32          09/08/2008         13,000,000
 134,000,000  NORDEA BANK AB+++/-                                                      5.56          09/10/2008        134,000,000
 130,000,000  NORTHERN ROCK PLC+++/-                                                   5.39          08/01/2008        130,000,000
 100,000,000  NORTHERN ROCK PLC+++/-                                                   5.45          07/08/2008        100,000,000
  98,000,000  PARCS MASTER TRUST+++/-                                                  5.36          09/20/2007         98,000,000
  24,000,000  PREMIUM ASSET TRUST+++/-                                                 5.67          09/12/2008         24,000,000
  87,000,000  TOTTA IRELAND PLC+++/-                                                   5.33          09/05/2008         87,000,000

TOTAL EXTENDABLE BONDS (COST $2,617,500,000)                                                                         2,617,500,000
                                                                                                                   ---------------
MEDIUM TERM NOTES: 5.75%
  57,000,000  ALLSTATE LIFE GLOBAL FUND TRUST SERIES MTN+/-                            5.60          11/14/2007         57,005,418
  70,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                     5.61          07/11/2008         70,000,000
   9,825,000  FIORE CAPITAL LLC+/-SS.                                                  5.58          08/01/2045          9,825,000
  96,000,000  K2 (USA) LLC+++/-                                                        5.34          08/08/2008         95,982,218
  34,000,000  KESTREL FUNDING US LLC SERIES MTN+++/-                                   5.33          09/21/2007         33,999,690
  53,000,000  LIBERTY LIGHT US CAPITAL+++/-                                            5.32          01/07/2008         52,996,417
  42,000,000  LIBERTY LIGHT US CAPITAL+++/-                                            5.32          04/02/2008         41,992,954
 122,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+++/-                                 5.32          01/04/2008        121,992,085
  39,800,000  MORGAN STANLEY+/-                                                        5.39          04/25/2008         39,813,529
  93,000,000  PYXIS MASTER TRUST SERIES 2007-1+++/-                                    5.56          12/20/2007         93,000,000
  95,000,000  PYXIS MASTER TRUST SERIES 2007-3+++/-                                    5.52          11/27/2007         95,000,000
 100,000,000  ROYAL BANK OF CANADA+/-                                                  5.40          09/09/2008        100,000,000
 150,700,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                  5.35          05/29/2008        150,700,000
  35,000,000  VETRA FINANCE INCORPORATED SERIES MTN+++/-                               5.33          12/06/2007         34,999,108
  39,000,000  ZELA FINANCE INCORPORATED SERIES MTN+++/-                                5.33          12/07/2007         38,998,993

TOTAL MEDIUM TERM NOTES (COST $1,036,305,412)                                                                        1,036,305,412
                                                                                                                   ---------------

36 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 0.70%
$ 20,500,000  BLOOMINGTON ASSOCIATES MINNESOTA (LASALLE NATIONAL BANK NA LOC)+/-SS.    5.63%         08/01/2037    $    20,500,000
   1,015,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96A+/-SS.                        5.64          12/15/2026          1,015,000
     645,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-SS.                        5.64          12/15/2026            645,000
     960,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-SS.                        5.64          12/15/2026            960,000
   1,145,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-SS.                        5.64          12/15/2026          1,145,000
     510,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-SS.                        5.81          12/15/2026            510,000
   1,350,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-SS.                        5.64          12/15/2026          1,350,000
  22,935,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
              AMERICA NA LOC)+/-SS.                                                    5.51          11/01/2028         22,935,000
  34,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, AMBAC INSURED)+/-SS.                                             5.50          12/01/2046         34,000,000
  43,300,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                    5.50          06/01/2045         43,299,576

TOTAL MUNICIPAL BONDS & NOTES (COST $126,359,576)                                                                      126,359,576
                                                                                                                   ---------------
PROMISSORY NOTES: 0.97%
 175,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-(i)                                 5.38          01/28/2008        175,000,000

TOTAL PROMISSORY NOTES (COST $175,000,000)                                                                             175,000,000
                                                                                                                   ---------------
SECURED MASTER NOTE AGREEMENT: 3.26%
 191,700,000  BANK OF AMERICA SECURITIES LLC+/-SS.(e)                                  5.44                  --        191,700,000
 396,600,000  CITIGROUP GLOBAL MARKETS INCORPORATED+++/-SS.(e)                         5.45                  --        396,600,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $588,300,000)                                                                588,300,000
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 12.03%
  60,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $60,035,867)                                  5.38          09/04/2007         60,000,000
 310,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $310,186,000)                                 5.40          09/04/2007        310,000,000
 378,753,285  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $378,980,537)                                 5.40          09/04/2007        378,753,285
 456,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $456,276,133)                                 5.45          09/04/2007        456,000,000
 227,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $227,137,713)                                 5.46          09/04/2007        227,000,000
 368,000,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $368,223,253)                      5.46          09/04/2007        368,000,000
 368,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $368,223,253)                                 5.46          09/04/2007        368,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,167,753,285)                                                                    2,167,753,285
                                                                                                                   ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 37


CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
TIME DEPOSITS: 4.92%
$461,000,000  DEXIA BANK SA (BRUSSELS)                                                 5.38%         09/04/2007    $   461,000,000
 185,000,000  FORTIS BANK (GRAND CAYMAN)                                               5.40          09/04/2007        185,000,000
 240,000,000  ROYAL BANK OF SCOTLAND PLC                                               5.13          09/04/2007        240,000,000

TOTAL TIME DEPOSITS (COST $886,000,000)                                                                                886,000,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $18,125,076,090)*                                      100.55%                                               $18,125,076,090

OTHER ASSETS AND LIABILITIES, NET                             (0.55)                                                   (99,112,594)
                                                             ------                                                ---------------

TOTAL NET ASSETS                                             100.00%                                               $18,025,963,496
                                                             ------                                                ---------------

--------------------------------------------------------------------------------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

(i)   Illiquid security.

^     Zero coupon bond. Interest rate presented is yield to maturity.

ss. These securities are subject to a demand feature which reduces the effective maturity.

(e)   The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

38 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT: 7.53%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.24%
$  250,000,000  FHLMC^                                                                 5.17%         11/07/2007    $   247,728,889
   100,000,000  FHLMC^                                                                 5.25          12/10/2007         98,622,063
    67,867,000  FREDDIE MAC^                                                           5.20          11/13/2007         67,198,274
    82,926,000  FREDDIE MAC^                                                           5.26          09/20/2007         82,738,034

                                                                                                                       496,287,260
                                                                                                                   ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 5.29%
   100,000,000  FNMA^                                                                  5.19          11/14/2007         99,001,661
   200,000,000  FNMA^                                                                  5.20          11/30/2007        197,554,333
    77,650,000  FNMA^                                                                  5.22          12/03/2007         76,650,256
   134,187,400  FNMA^                                                                  5.24          09/04/2007        134,187,400
   106,715,000  FNMA^                                                                  5.24          10/01/2007        106,301,104
   250,030,000  FNMA^                                                                  5.24          11/01/2007        247,947,389
    26,330,100  FNMA^                                                                  5.25          09/04/2007         26,330,100
   190,216,500  FNMA^                                                                  5.25          10/01/2007        189,477,509
    42,800,000  FNMA^                                                                  5.25          11/01/2007         42,442,810
    50,000,000  FNMA^                                                                  5.26          12/03/2007         49,360,000

                                                                                                                     1,169,252,562
                                                                                                                   ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,665,539,822)                                                                  1,665,539,822
                                                                                                                   ---------------

AGENCY NOTES - INTEREST BEARING: 17.72%

FEDERAL FARM CREDIT BANK: 5.84%
   177,000,000  FFCB+/-ss.                                                             5.19          11/03/2008        176,949,950
   130,000,000  FFCB+/-ss.                                                             5.19          02/02/2009        129,964,342
   100,000,000  FFCB+/-ss.                                                             5.20          08/03/2009         99,954,092
    80,000,000  FFCB+/-ss.                                                             5.22          12/22/2008         79,980,322
    20,000,000  FFCB+/-ss.                                                             5.22          03/30/2009         19,994,143
    75,000,000  FFCB+/-                                                                5.23          01/24/2008         74,991,542
   160,000,000  FFCB+/-                                                                5.23          06/16/2008        159,962,814
   100,000,000  FFCB+/-ss.                                                             5.36          02/23/2009         99,953,396
   250,000,000  FFCB+/-                                                                5.37          07/24/2008        249,956,158
   150,000,000  FFCB+/-ss.                                                             5.37          07/27/2009        149,931,742
    50,000,000  FFCB+/-                                                                5.38          11/13/2007         49,995,324

                                                                                                                     1,291,633,825
                                                                                                                   ---------------
FEDERAL HOME LOAN BANK: 7.70%
    35,000,000  FHLB                                                                   4.25          09/14/2007         34,989,500
   100,000,000  FHLB+/-                                                                5.19          06/18/2008         99,965,045
   200,000,000  FHLB+/-                                                                5.20          01/10/2008        199,966,195
   150,000,000  FHLB+/-                                                                5.20          01/17/2008        149,977,964
   170,000,000  FHLB+/-                                                                5.20          03/20/2008        169,968,464
    50,000,000  FHLB+/-                                                                5.20          04/02/2008         49,988,689
   200,000,000  FHLB+/-ss.                                                             5.20          10/10/2008        199,915,668
   150,000,000  FHLB+/-ss.                                                             5.20          12/11/2008        149,935,344
   200,000,000  FHLB+/-ss.                                                             5.24          02/11/2009        200,000,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 39


GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN BANK (continued)
$  100,000,000  FHLB+/-                                                                5.33%         05/28/2008    $    99,962,501
   100,000,000  FHLB+/-ss.                                                             5.44          02/18/2009        100,000,000
   250,000,000  FHLB+/-                                                                5.46          03/14/2008        249,948,797

                                                                                                                     1,704,618,167
                                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.44%
    50,000,000  FHLMC+/-                                                               5.22          09/17/2007         49,998,965
   150,000,000  FHLMC+/-                                                               5.35          09/27/2007        149,995,237
   250,000,000  FHLMC+/-                                                               5.36          03/26/2008        249,924,239
    90,360,000  FREDDIE MAC                                                            3.29          10/12/2007         90,171,508

                                                                                                                       540,089,949
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.74%
   250,000,000  FNMA+/-ss.                                                             5.19          12/26/2008        249,857,151
   135,000,000  FNMA+/-                                                                5.20          12/28/2007        134,975,372

                                                                                                                       384,832,523
                                                                                                                   ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,921,174,464)                                                          3,921,174,464
                                                                                                                   ---------------

REPURCHASE AGREEMENTS: 75.22%
 3,000,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $3,001,793,333)                             5.38          09/04/2007      3,000,000,000
   100,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,059,111)                    5.32          09/04/2007        100,000,000
 3,500,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $3,502,100,000)                  5.40          09/04/2007      3,500,000,000
   550,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $550,317,778)                    5.20          09/04/2007        550,000,000
 3,500,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $3,502,100,000)                  5.40          09/04/2007      3,500,000,000
   500,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                BY US GOVERNMENT SECURITIES (MATURITY VALUE $500,294,444)              5.30          09/04/2007        500,000,000
   500,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                BY US GOVERNMENT SECURITIES (MATURITY VALUE $500,947,917)              5.25          09/13/2007        500,000,000
   800,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $800,453,333)                    5.10          09/04/2007        800,000,000
   200,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $200,114,444)                    5.15          09/04/2007        200,000,000
    99,422,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $99,479,996)                     5.25          09/04/2007         99,422,000
 1,000,000,000  GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
                BY US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,597,778)            5.38          09/04/2007      1,000,000,000
 1,000,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,000,891,667)                             5.35          09/06/2007      1,000,000,000
   300,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $300,171,000)                               5.13          09/04/2007        300,000,000
   500,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $500,300,000)                               5.40          09/04/2007        500,000,000
   100,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,060,000)                    5.40          09/04/2007        100,000,000

40 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS: (continued)
$1,000,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,000,750,000)                             5.40%         09/05/2007    $ 1,000,000,000

TOTAL REPURCHASE AGREEMENTS (COST $16,649,422,000)                                                                  16,649,422,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $22,236,136,286)*                                           100.47%                                          $22,236,136,286

OTHER ASSETS AND LIABILITIES, NET                                  (0.47)                                             (103,160,609)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $22,132,975,677
                                                                  ------                                           ---------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

+/-   Variable rate investments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 41


HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 2.21%
$  1,000,000  ARKLE MASTER ISSUER PLC+++/-                                              5.55%        11/19/2007    $     1,000,000
   7,000,000  ARKLE MASTER ISSUER PLC SERIES 2007 CLASS 1A+++/-                         5.55         05/17/2008          7,000,000
   3,184,132  CARMAX AUTO OWNER TRUST                                                   5.33         06/16/2008          3,184,132
   5,000,000  GRANITE MASTER ISSUER PLC+/-SS.                                           5.55         12/17/2049          5,000,000
   1,000,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                          5.56         04/15/2008          1,000,000
   5,436,328  WACHOVIA AUTO OWNER TRUST                                                 5.34         07/18/2008          5,436,328

TOTAL ASSET BACKED SECURITIES (COST $22,620,460)                                                                        22,620,460
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT: 7.13%
  13,000,000  ABN-AMRO BANK (LONDON)                                                    5.32         10/16/2007         13,000,000
  10,000,000  BANK OF IRELAND                                                           5.32         10/12/2007          9,999,992
   5,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007          5,000,000
  13,000,000  BARCLAYS BANK PLC (NEW YORK)                                              5.32         10/16/2007         13,000,000
   1,000,000  CALYON (NEW YORK) SERIES YCD+/-                                           5.30         09/13/2007            999,993
   3,000,000  NATIXIS+/-                                                                5.40         03/06/2008          3,000,000
  10,000,000  ROYAL BANK OF CANADA (NEW YORK)+/-                                        5.45         07/29/2008          9,995,119
   9,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      5.27         07/03/2008          8,991,097
   3,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      5.27         04/03/2008          2,999,567
   6,000,000  UNICREDITO ITALIANO (LONDON)                                              5.32         10/17/2007          6,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $72,985,768)                                                                        72,985,768
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.18%
   1,843,675  PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.60         09/15/2007          1,843,675

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,843,675)                                                              1,843,675
                                                                                                                   ---------------
COMMERCIAL PAPER: 39.47%
  15,000,000  ASSCHER FINANCE CORPORATION++^                                            5.21         12/03/2007         14,804,625
  11,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              5.75         09/04/2007         11,000,000
   8,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              6.10         09/05/2007          7,998,644
   3,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.48         10/19/2007          3,000,000
  15,000,000  CAFCO LLC++^                                                              5.70         10/16/2007         14,900,250
  15,000,000  CAIRN HIGH GRADE I LLC++^                                                 5.21         11/21/2007         14,830,838
  12,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.80         09/04/2007         12,000,000
   4,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        6.30         09/07/2007          3,997,900
   5,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                                      5.31         11/09/2007          4,951,325
   3,000,000  CRC FUNDING LLC++^                                                        5.25         10/15/2007          2,982,063
  10,000,000  CRC FUNDING LLC++^                                                        5.48         10/05/2007          9,952,811
  15,000,000  CRC FUNDING LLC++^                                                        5.70         10/16/2007         14,900,250
   2,000,000  CROWN POINT CAPITAL COMPANY+++/-                                          5.31         12/14/2007          1,999,836
   5,000,000  DORADA FINANCE INCORPORATED++^                                            5.91         11/28/2007          4,930,229
  20,000,000  EBBETS FUNDING LLC++^                                                     6.50         09/04/2007         20,000,000
  15,626,000  ERASMUS CAPITAL CORPORATION++^                                            5.28         09/18/2007         15,593,915
   4,000,000  ERASMUS CAPITAL CORPORATION++^                                            6.50         09/04/2007          4,000,000
  15,000,000  EUREKA SECURITIZATION++^                                                  6.15         10/10/2007         14,907,750
  10,000,000  FIVE FINANCE INCORPORATED++^                                              5.42         11/16/2007          9,890,094
   5,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         12/05/2007          4,925,304
  10,000,000  GALLEON CAPITAL LLC++^                                                    5.80         09/04/2007         10,000,000

42 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$  9,000,000  GALLEON CAPITAL LLC++^                                                    6.30%        09/07/2007    $     8,995,275
  15,000,000  GRAMPIAN FUNDING LLC++^                                                   5.33         09/06/2007         14,995,558
  13,000,000  HBOS TREASURY SERVICE (SYDNEY)^                                           5.25         10/16/2007         12,920,451
   6,000,000  IRISH LIFE & PERMANENT++^                                                 5.25         10/17/2007          5,962,375
   1,000,000  K2 (USA) LLC++^                                                           6.25         09/04/2007          1,000,000
  10,000,000  KESTREL FUNDING US LLC++^                                                 5.18         11/19/2007          9,890,644
  10,000,000  KESTREL FUNDING US LLC++^                                                 5.24         01/22/2008          9,796,222
   2,000,000  LIBERTY STREET FUNDING LLC++^                                             6.00         09/04/2007          2,000,000
   2,000,000  MONUMENT GLOBAL FUNDING II+++/-                                           5.34         12/20/2007          2,000,000
   8,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                                5.75         09/04/2007          8,000,000
   9,000,000  NORTH SEA FUNDING LLC++^                                                  6.35         09/07/2007          8,995,238
   9,000,000  NORTHERN ROCK PLC++^                                                      5.25         10/16/2007          8,944,875
   5,000,000  OLD LINE FUNDING LLC++^                                                   5.75         10/16/2007          4,966,458
  10,000,000  SHEFFIELD RECEIVABLES++^                                                  6.15         09/05/2007          9,998,292
  16,000,000  SHEFFIELD RECEIVABLES++^                                                  6.50         09/05/2007         15,997,111
  10,000,000  STANFIELD VICTORIA FUNDING LLC++^                                         5.18         11/19/2007          9,890,644
  10,000,000  STANFIELD VICTORIA FUNDING LLC+/-                                         5.48         02/15/2008          9,999,124
   2,000,000  SURREY FUNDING CORPORATION++^                                             6.15         09/05/2007          1,999,658
   6,000,000  SURREY FUNDING CORPORATION++^                                             6.50         09/05/2007          5,998,917
  15,000,000  THAMES ASSET GLOBAL SECURITIZATION++^                                     6.30         09/20/2007         14,958,000
   5,000,000  UBS FINANCE (DELAWARE) LLC^                                               5.25         10/12/2007          4,972,292
   5,000,000  WESTPAC BANKING CORPORATION++^                                            5.17         11/16/2007          4,947,582
  15,000,000  WHISTLEJACKET CAPITAL LIMITED++^                                          5.28         09/20/2007         14,964,800
  10,131,000  WHISTLEJACKET CAPITAL LIMITED++^                                          5.31         09/24/2007         10,101,116

TOTAL COMMERCIAL PAPER (COST $403,860,466)                                                                             403,860,466
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 1.01%
   4,015,000  CEI CAPITAL LLC+/-SS.                                                     5.61         03/01/2033          4,015,000
   4,465,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-ss.                           5.71         09/01/2042          4,465,000
   1,820,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008          1,823,992

TOTAL CORPORATE BONDS & NOTES (COST $10,303,992)                                                                        10,303,992
                                                                                                                   ---------------
EXTENDABLE BONDS: 7.85%
   3,300,000  ALLIED IRISH BANKS PLC+++/-                                               5.52         09/18/2008          3,300,000
   8,000,000  BANK OF IRELAND+++/-                                                      5.54         09/19/2008          8,000,000
   7,000,000  BASF FINANCE EUROPE NV+++/-                                               5.35         09/19/2008          7,000,000
   4,000,000  BNP PARIBAS SA+/-                                                         5.33         06/16/2008          4,000,000
   7,500,000  DNB NOR BANK ASA+++/-                                                     5.51         09/24/2008          7,500,000
   7,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          5.63         09/12/2008          7,000,000
   7,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+++/-                                5.30         09/05/2008          7,000,000
   5,000,000  INTESA BANK (IRELAND) PLC+++/-                                            5.52         09/24/2008          5,000,000
   4,000,000  IRISH LIFE & PERMANENT PLC+++/-                                           5.52         09/19/2008          4,000,000
   5,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.51         08/22/2008          5,000,000
   3,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.52         09/17/2008          3,000,000
   5,000,000  MORGAN STANLEY+/-                                                         5.15         09/02/2008          5,000,000
   2,000,000  NORDEA BANK AB+++/-                                                       5.32         09/08/2008          2,000,000
   5,000,000  NORDEA BANK AB+++/-                                                       5.56         09/10/2008          5,000,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 43


HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
EXTENDABLE BONDS (continued)
$  3,500,000  PARCS MASTER TRUST+++/-(i)                                                5.36%        09/20/2007    $     3,500,000
   4,000,000  TOTTA IRELAND PLC+++/-                                                    5.33         09/05/2008          4,000,000

TOTAL EXTENDABLE BONDS (COST $80,300,000)                                                                               80,300,000
                                                                                                                   ---------------
MEDIUM TERM NOTES: 8.94%
   2,000,000  ALLSTATE LIFE GLOBAL FUND TRUST SERIES MTN+/-                             5.60         11/14/2007          2,000,190
   3,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      5.61         07/11/2008          3,000,000
   5,000,000  CULLINAN FINANCE CORPORATION SERIES MTN+++/-                              5.32         01/04/2008          4,999,686
   3,500,000  GELAAC PREMIUM ASSET TRUST SERIES 00-7+++/-                               5.74         09/08/2007          3,500,148
  15,000,000  HUDSON-THAMES LLC+++/-                                                    5.34         07/07/2008         15,000,000
  16,500,000  JOHN HANCOCK GLOBAL FUNDING II+++/-                                       5.87         02/20/2008         16,526,968
   5,000,000  K2 (USA) LLC+++/-                                                         5.36         08/11/2008          4,999,068
   1,500,000  KESTREL FUNDING US LLC SERIES MTN+++/-                                    5.33         09/21/2007          1,499,986
  10,000,000  MORGAN STANLEY+/-                                                         5.39         04/25/2008         10,003,399
  10,000,000  PYXIS MASTER TRUST SERIES 2007-3+++/-(i)                                  5.52         11/27/2007         10,000,000
   2,400,000  SEDNA FINANCE INCORPORATED+++/-                                           5.32         03/25/2008          2,399,802
   8,000,000  SEDNA FINANCE INCORPORATED+++/-                                           5.32         04/10/2008          7,999,054
   7,000,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                   5.35         05/29/2008          7,000,000
   1,000,000  VETRA FINANCE INCORPORATED SERIES MTN+++/-                                5.33         12/06/2007            999,975
   1,500,000  ZELA FINANCE INCORPORATED SERIES MTN+++/-                                 5.33         12/07/2007          1,499,961

TOTAL MEDIUM TERM NOTES (COST $91,428,237)                                                                              91,428,237
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 1.31%
   4,900,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B (HOUSING
              REVENUE)+/-SS.                                                            5.75         11/01/2033          4,900,000
   3,865,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C (HOUSING
              REVENUE)+/-SS.                                                            5.75         11/01/2036          3,865,000
   1,100,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
              (IDR)+/-SS.                                                               5.30         10/01/2021          1,100,000
   1,500,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, AMBAC INSURED)+/-SS.                                              5.50         12/01/2046          1,500,000
   2,000,000  WAUKESHA HEALTH SYSTEM INCORPORATED (HFR)+/-SS.                           5.60         08/15/2026          2,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $13,365,000)                                                                        13,365,000
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 22.38%
  60,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $60,035,867)                                   5.38         09/04/2007         60,000,000
  60,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $60,036,000)                        5.40         09/04/2007         60,000,000
  66,941,895  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $66,892,060)                                   5.40         09/04/2007         66,941,895
  21,000,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $21,012,740)                        5.46         09/04/2007         21,000,000
  21,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $21,012,740)                                   5.46         09/04/2007         21,000,000

TOTAL REPURCHASE AGREEMENTS (COST $228,941,895)                                                                        228,941,895
                                                                                                                   ---------------

44 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
SECURED MASTER NOTE AGREEMENT: 3.21%
$ 10,700,000  BANK OF AMERICA SECURITIES LLC+/-SS.(e)                                   5.44%                --    $    10,700,000
  22,200,000  CITIGROUP GLOBAL MARKETS INCORPORATED+++/-SS.(e)                          5.45                 --         22,200,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $32,900,000)                                                                  32,900,000
                                                                                                                   ---------------
TIME DEPOSITS: 8.31%
  30,000,000  CITIBANK NA (NASSAU)                                                      5.00         09/04/2007         30,000,000
  28,000,000  DEXIA BANK SA (BRUSSELS)                                                  5.38         09/04/2007         28,000,000
  11,000,000  FORTIS BANK (GRAND CAYMAN)                                                5.40         09/04/2007         11,000,000
  16,000,000  ROYAL BANK OF SCOTLAND PLC                                                5.13         09/04/2007         16,000,000

TOTAL TIME DEPOSITS (COST $85,000,000)                                                                                  85,000,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,043,549,493)*                                            102.00%                                          $ 1,043,549,493

OTHER ASSETS AND LIABILITIES, NET                                  (2.00)                                              (20,485,664)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $ 1,023,063,829
                                                                  ------                                           ---------------

--------------------------------------------------------------------------------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

(i)   Illiquid security.

(e)   The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

^     Zero coupon bond. Interest rate presented is yield to maturity.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 45


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 88.99%

ALABAMA: 5.17%
$  7,940,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE,
              AMBAC INSURED)SS.+/-                                                      4.06%        06/01/2025    $     7,940,000
   5,900,000  BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
              HOUSING REVENUE (OTHER REVENUE LOC)SS.+/-                                 3.97         07/01/2037          5,900,000
  27,350,000  COLUMBIA AL IDA SERIES A (IDR)SS.+/-                                      4.00         06/01/2022         27,350,000
  17,265,000  COLUMBIA AL IDA SERIES B (PCR)SS.+/-                                      4.00         05/01/2022         17,265,000
  10,000,000  DCH AL HEALTH CARE AUTHORITY (HCFR, REGIONS BANK LOC)SS.+/-               3.97         06/01/2020         10,000,000
   8,700,000  EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)SS.+/-                4.00         06/01/2028          8,700,000
  22,800,000  JEFFERSON COUNTY AL SERIES C4 (SEWER REVENUE, XLCA COMPANY
              INSURED)SS.+/-                                                            3.99         02/01/2040         22,800,000
  45,000,000  JEFFERSON COUNTY AL SERIES C6 (SEWER REVENUE, XL CAPITAL
              ASSURANCE COMPANY INSURED)SS.+/-                                          3.99         02/01/2040         45,000,000
  22,825,000  JEFFERSON COUNTY AL SERIES C7 (SEWER REVENUE, XLCA COMPANY
              INSURED)SS.+/-                                                            3.97         02/01/2040         22,825,000
  15,070,000  JEFFERSON COUNTY AL SUBSERIES B2 (SEWER REVENUE, XLCA COMPANY
              INSURED)SS.+/-                                                            3.97         02/01/2042         15,070,000
  15,000,000  MOBILE AL EDUCATIONAL BUILDING AUTHORITY SPRING HILL COLLEGE
              PROJECT (OTHER REVENUE, REGIONS BANK LOC)SS.+/-                           3.97         09/01/2037         15,000,000
  12,000,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
              PROJECT SERIES C (IDR)SS.+/-                                              4.05         08/01/2017         12,000,000
   3,900,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD HOLNAM INCORPORATED
              SERIES B (IDR, WACHOVIA BANK LOC)SS.+/-                                   3.93         06/01/2032          3,900,000
  22,000,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
              SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA)SS.+/-                        3.94         02/01/2040         22,000,000
  11,450,000  MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
              SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE,
              REGIONS BANK LOC)SS.+/-                                                   3.97         09/01/2024         11,450,000
   5,595,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES
              435 (NURSING HOME REVENUE, MBIA INSURED)SS.+/-                            4.05         11/15/2029          5,595,000
   5,750,000  PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
              UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK LOC)SS.+/-         3.97         03/01/2025          5,750,000

                                                                                                                       258,545,000
                                                                                                                   ---------------
ALASKA: 0.48%
   7,495,000  ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
              (HOUSING REVENUE, MBIA INSURED)SS.+/-                                     4.09         06/01/2026          7,495,000
   6,445,000  ANCHORAGE AK PLANT 2657 (LEASE REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                4.06         02/01/2018          6,445,000
  10,000,000  NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            4.00         06/30/2010         10,000,000

                                                                                                                        23,940,000
                                                                                                                   ---------------
ARIZONA: 1.63%
  10,200,000  GREATER ARIZONA DEVELOPMENT AUTHORITY SERIES 2056 (OTHER
              REVENUE, MBIA INSURED)SS.+/-                                              4.03         08/01/2015         10,200,000
  10,425,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                            4.00         04/15/2030         10,425,000
  19,300,000  PHOENIX AZ IDA PARADISE LAKES APARTMENTS PROJECT (MFHR, BANK
              OF AMERICA NA LOC)SS.+/-                                                  3.95         07/01/2025         19,300,000
  41,410,000  SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
              BANK OF AMERICA NA LOC)SS.+/-                                             4.00         10/01/2025         41,410,000

                                                                                                                        81,335,000
                                                                                                                   ---------------
CALIFORNIA: 1.68%
   1,605,000  CARSON CA RDA SERIES 696 (OTHER REVENUE, AMBAC INSURED)SS.+/-             3.99         10/01/2041          1,605,000
  14,410,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 235 (WATER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                            4.05         07/01/2029         14,410,000

46 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
CALIFORNIA (continued)
$     2,390,000   ESCONDIDO CA (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-               3.99%        09/01/2036      $    2,390,000
      3,305,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE,
                  MBIA INSURED)SS.+/-                                                   4.06         09/01/2025           3,305,000
     25,000,000   LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                            4.50         06/30/2008          25,166,101
        800,000   LOS ANGELES CA USD SERIES 2007 (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                       4.04         01/01/2028             800,000
        375,000   MONTEREY COUNTY CA COP SERIES 1868 (LEASE REVENUE, AMBAC
                  INSURED)SS.+/-                                                        4.03         08/01/2028             375,000
      1,500,000   PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)SS.+/-                                                            3.99         08/01/2020           1,500,000
      2,135,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER &
                  SEWER REVENUE)SS.+/-                                                  3.99         12/01/2035           2,135,000
     30,000,000   SACRAMENTO COUNTY CA TRAN SERIES A (OTHER REVENUE)                    4.25         07/09/2008          30,145,031
      2,205,000   WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
                  REVENUE, AMBAC INSURED)SS.+/-                                         4.06         01/01/2021           2,205,000

                                                                                                                         84,036,132
                                                                                                                     --------------

COLORADO: 1.82%
      1,600,000   ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                            3.80         11/01/2020           1,600,000
     10,055,000   AURORA CO WATER IMPROVEMENT REVENUE ROCS-RR-II-R-9132 (OTHER
                  REVENUE, AMBAC INSURED)SS.+/-                                         4.03         08/01/2039          10,055,000
     10,055,000   AURORA CO WATER IMPROVEMENT REVENUE ROCS-RR-II-R-9133 (OTHER
                  REVENUE, AMBAC INSURED)SS.+/-                                         4.03         08/01/2039          10,055,000
     13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT
                  (TAX INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)SS.+/-           3.98         12/01/2030          13,785,000
      6,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY NATIONAL
                  JEWISH FEDERAL BUILDING PROGRAM SERIES A11 (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)SS.+/-                                         3.97         08/01/2027           6,000,000
        200,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES
                  A8 (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                      3.96         09/01/2035             200,000
      7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK
                  OF AMERICA NA LOC)SS.+/-                                              3.98         12/01/2036           7,560,000
     14,975,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                  LOC)SS.+/-                                                            4.05         01/01/2025          14,975,000
      5,240,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R-001 SERIES 665
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                 4.03         12/15/2012           5,240,000
      3,225,000   MESA COUNTY CO VALLEY SCHOOL DISTRICT #051 GRAND JUNCTION
                  SERIES 684 (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                 4.03         12/01/2012           3,225,000
     10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC)SS.+/-                                            4.00         12/01/2030          10,600,000
      7,510,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                  (PROPERTY TAX REVENUE, US BANK NA LOC)SS.+/-                          4.00         11/15/2034           7,510,000

                                                                                                                         90,805,000
                                                                                                                     --------------
DELAWARE: 0.31%
     15,500,000   KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                              3.97         07/01/2036          15,500,000
                                                                                                                     --------------

DISTRICT OF COLUMBIA: 0.70%
      5,280,000   DEUTSCHE BANK SPEARS LIFERS TRUST 249 (COLLEGE & UNIVERSITY
                  REVENUE, MBIA INSURED)SS.+/-                                          4.03         10/01/2029           5,280,000
      5,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST 254 (TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.03         06/01/2036           5,000,000
     10,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST 255 (TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                        4.03         10/01/2025          10,000,000
     14,890,000   DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN
                  (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                              4.00         04/01/2036          14,890,000

                                                                                                                         35,170,000
                                                                                                                     --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 47


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
FLORIDA: 4.90%
$    18,415,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY CONTINUING CARE
                  OAK HAMMOCK UNIVERSITY (BANQUE NATIONALE PARIS LOC)SS.+/-             3.98%        10/01/2037      $   18,415,000
      5,900,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                  SERIES A (HCFR, BNP PARIBAS LOC)SS.+/-                                3.98         10/01/2032           5,900,000
      4,715,000   BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES
                  657 (TAX INCREMENTAL REVENUE, MBIA INSURED)SS.+/-                     4.03         10/01/2012           4,715,000
      2,615,000   BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE REVENUE,
                  FGIC INSURED)SS.+/-                                                   4.03         07/01/2012           2,615,000
      8,835,000   BROWARD COUNTY FL HFA ISLAND CLUB APARTMENTS SERIES A (MFHR,
                  FHLMC INSURED)SS.+/-                                                  3.98         07/01/2031           8,835,000
     11,450,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                  (OTHER REVENUE, FNMA INSURED)SS.+/-                                   4.00         04/15/2036          11,450,000
      4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING
                  REVENUE, US BANK NA LOC)SS.+/-                                        3.97         07/01/2025           4,000,000
      9,000,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20010906 CLASS A FLORIDA
                  STATE BOARD OF EDUCATION LOTTERY SERIES B (OTHER REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.04         07/01/2019           9,000,000
      5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED)SS.+/-                               4.00         12/01/2013           5,100,000
      1,700,000   FLORIDA HOUSING FINANCE CORPORATION SERIES B (HOUSING
                  REVENUE, MBIA INSURED)SS.+/-                                          4.02         01/01/2016           1,700,000
      5,130,000   FLORIDA STATE TURNPIKE AUTHORITY DEPARTMENT OF TRANSPORTATION
                  SERIES B (TOLL ROAD REVENUE)SS.                                       5.50         07/01/2008           5,255,773
        480,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HCFR, WACHOVIA BANK LOC)SS.+/-                                       4.12         12/01/2014             480,000
     15,440,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY CHARITY OB GROUP C
                  (HOSPITAL REVENUE, MBIA INSURED)SS.+/-                                3.98         08/15/2019          15,440,000
     11,000,000   JEA FL ELECTRIC SYSTEM SERIES 3B (OTHER REVENUE, CIFG
                  INSURED)SS.+/-                                                        3.92         10/01/2037          11,000,000
      6,015,000   JEA FL SERIES B (WATER & SEWER REVENUE, XLCA COMPANY
                  INSURED)SS.+/-                                                        3.92         10/01/2036           6,015,000
     14,925,000   MIAMI DADE COUNTY FL SPECIAL OBLIGATION (OTHER REVENUE, AMBAC
                  INSURED)SS.+/-                                                        4.03         04/01/2025          14,925,000
     17,250,000   MIAMI DADE COUNTY FL (WATER & SEWER REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                       3.98         10/01/2025          17,250,000
      1,415,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                  BANK OF AMERICA NA LOC)SS.+/-                                         4.02         05/01/2027           1,415,000
      1,200,000   ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
                  PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)SS.+/-        4.00         01/01/2028           1,200,000
      1,855,000   ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES 560 (LEASE
                  REVENUE, AMBAC INSURED)SS.+/-                                         4.03         08/01/2012           1,855,000
      3,230,000   PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
                  (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-                3.97         03/01/2027           3,230,000
      3,400,000   PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT
                  (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)SS.+/-                     3.98         08/01/2031           3,400,000
        280,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-             3.97         05/01/2025             280,000
      5,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                  (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                  LOC)SS.+/-                                                            3.97         05/01/2031           5,500,000
     29,965,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                  GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
                  LOC)SS.+/-                                                            3.98         06/01/2036          29,965,000
      5,090,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                  (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                              4.00         10/01/2041           5,090,000
      2,200,000   SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.09         10/01/2010           2,200,000
     34,610,000   SUNSHINE STATE FL GOVERNMENTAL FINANCING COMMISSION FLORIDA
                  (OTHER REVENUE LOC)SS.+/-                                             4.05         07/01/2016          34,610,000
     14,300,000   TAMPA FL UNIVERSITY OF TAMPA LLC PROJECT
                  (HEFAR)SS.+/-                                                         3.98         10/01/2037          14,300,000

                                                                                                                        245,140,773
                                                                                                                     --------------

48 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
GEORGIA: 1.39%
$     5,405,000   ATLANTA GA (OTHER REVENUE, FGIC INSURED)SS.+/-                        4.09%        01/01/2030      $    5,405,000
      1,185,000   COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                  SERIES 580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)SS.+/-         4.03         07/15/2012           1,185,000
     25,065,000   FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST MORTGAGE
                  LENBROOK PROJECT C (HOSPITAL REVENUE, BANK OF SCOTLAND
                  LOC)SS.+/-                                                            3.94         07/01/2017          25,065,000
      5,205,000   FULTON DE KALB GA ROCS RR II R 2074 (HCFR, FIRST SECURITY BANK
                  LOC)SS.+/-                                                            4.03         01/01/2020           5,205,000
     18,040,000   GEORGIA LOCAL GOVERNMENT COP SERIES K (GO - POLITICAL
                  SUBDIVISION)SS.+/-                                                    4.03         12/01/2022          18,040,000
      5,500,000   GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
                  UNIVERSITY PROJECT SERIES A (OTHER REVENUE)SS.+/-                     4.04         10/01/2036           5,500,000
      9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC
                  INSURED)SS.+/-                                                        4.00         01/01/2034           9,285,000

                                                                                                                         69,685,000
                                                                                                                     --------------
HAWAII: 0.27%
      7,235,000   HAWAII STATE (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)
                  SS.+/-                                                                4.09         07/01/2019           7,235,000
      6,455,000   HAWAII STATE ROCS RR II R 6058 (GO - STATES, TERRITORIES, MBIA
                  INSURED)SS.+/-                                                        4.03         10/01/2021           6,455,000

                                                                                                                         13,690,000
                                                                                                                     --------------
ILLINOIS: 9.05%
      5,000,000   CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES A (PROPERTY
                  TAX REVENUE)SS.+/-                                                    4.03         06/01/2021           5,000,000
      3,500,000   CHICAGO IL BOARD OF EDUCATION SERIES E1 (PROPERTY TAX REVENUE,
                  CIFG INSURED)SS.+/-                                                   3.97         03/01/2026           3,500,000
     15,840,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA
                  INSURED)SS.+/-                                                        4.03         01/01/2026          15,840,000
      5,345,000   CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
                  GOVERNMENTS, AMBAC INSURED)SS.+/-                                     4.03         01/01/2024           5,345,000
      5,700,000   CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.02         01/01/2027           5,700,000
      5,922,000   COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX
                  REVENUE, FGIC INSURED)SS.+/-                                          4.05         11/15/2028           5,922,000
      5,125,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021301 CLASS A ILLINOIS
                  STATE (GO - STATES, TERRITORIES, FGIC INSURED)SS.+/-                  4.04         02/01/2019           5,125,000
     18,025,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021303 CLASS A COOK
                  COUNTY IL SERIES C (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-        4.04         11/15/2025          18,025,000
      5,500,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021306 CLASS A
                  (RECREATIONAL FACILITIES REVENUE LOC, FGIC INSURED)SS.+/-             4.04         01/01/2029           5,500,000
      1,000,000   GREENVILLE IL GREENVILLE COLLEGE PROJECT (OTHER REVENUE)SS.+/-        3.70         11/01/2036           1,000,000
      5,700,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF
                  SCIENCES (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE BANK
                  LOC)SS.+/-                                                            4.00         01/01/2033           5,700,000
      6,255,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY
                  PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-         3.97         12/01/2024           6,255,000
      4,080,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LITTLE CITY FOUNDATION
                  PROJECT (HFFA REVENUE)SS.+/-                                          3.97         02/01/2019           4,080,000
      4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-               4.00         10/01/2031           4,300,000
      9,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES
                  PROJECT (HCFR, NORTHERN TRUST CORPORATION LOC)SS.+/-                  3.97         04/01/2035           9,000,000
     14,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                  LOC)SS.+/-                                                            4.00         04/01/2025          14,500,000
     10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                  LOC)SS.+/-                                                            4.00         04/01/2032          10,000,000
     11,600,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SACRED HEART SCHOOLS
                  PROJECT (EDUCATIONAL FACILITIES REVENUE, FIFTH THIRD BANK
                  LOC)SS.+/-                                                            3.97         07/01/2033          11,600,000
     10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                 3.97         06/01/2024          10,000,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 49


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
ILLINOIS (continued)
$    11,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY
                  PROJECT (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                          3.97%        09/01/2008      $   11,300,000
      5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL
                  SOCIETY SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION
                  LOC)SS.+/-                                                            3.97         12/15/2025           5,000,000
        185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                  PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-         3.97         03/01/2028             185,000
     12,750,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL
                  PROJECT (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION
                  LOC)SS.+/-                                                            3.97         07/01/2035          12,750,000
     27,135,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
                  NORTHERN TRUST CORPORATION LOC)SS.+/-                                 3.97         09/01/2024          27,135,000
     28,000,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                        3.97         09/01/2031          28,000,000
      4,135,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B
                  (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, JPMORGAN
                  CHASE BANK LOC)SS.+/-                                                 3.95         05/15/2035           4,135,000
      9,800,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
                  REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                        3.97         02/01/2035           9,800,000
     13,000,000   ILLINOIS FINANCE AUTHORITY SAINT IGNATUIS COLLEGE (PRIVATE
                  SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                        4.00         12/01/2036          13,000,000
     41,870,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                  TERRITORIES, NORTHERN TRUST CORPORATION LOC)SS.+/-                    3.96         09/01/2035          41,870,000
      5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT
                  (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-        3.98         01/01/2037           5,820,000
      8,000,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR, NORTHERN
                  TRUST CORPORATION LOC)SS.+/-                                          3.97         11/01/2035           8,000,000
      5,700,000   ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
                  INSURED)SS.+/-                                                        3.95         08/01/2015           5,700,000
     20,535,000   ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
                  INSURED)SS.+/-                                                        4.03         05/15/2024          20,535,000
     13,075,000   ILLINOIS HEALTH FACILITIES AUTHORITY RIVERSIDE HEALTH SYSTEM
                  SERIES B (NURSING HOME REVENUE, LASALLE NATIONAL BANK NA
                  LOC)SS.+/-                                                            3.97         11/15/2017          13,075,000
     13,300,000   ILLINOIS RIVERSIDE HEALTH SYSTEMS (HCFR, LASALLE NATIONAL BANK
                  NA LOC)SS.+/-                                                         3.97         11/01/2019          13,300,000
      4,500,000   ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9 (SALES TAX
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                               4.09         06/15/2019           4,500,000
        200,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                        4.03         11/01/2012             200,000
      2,280,000   ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                        4.03         11/01/2012           2,280,000
      7,530,000   ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)SS.+/-              4.03         05/01/2012           7,530,000
      5,210,000   ILLINOIS STATE SERIES II (PROPERTY TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                        4.03         10/01/2020           5,210,000
     24,910,000   ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355 (STATE &
                  LOCAL GOVERNMENTS, FIRST SECURITY BANK LOC)SS.+/-                     4.03         01/01/2014          24,910,000
      4,300,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-               4.00         10/01/2032           4,300,000
      7,555,000   KANE COUNTY IL COMMUNITY SCHOOL DISTRICT #304 (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                        4.03         01/01/2024           7,555,000
      7,488,000   MONTGOMERY IL SPECIAL SERVICE AREA #10 BLACKBERRY CROSSING
                  WEST (SPECIAL TAX REVENUE, BANK OF AMERICA NA LOC)SS.+/-              3.97         03/01/2025           7,488,000
      4,500,000   NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A (SOLID
                  WASTE REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                  4.00         05/01/2015           4,500,000
      8,470,000   ORLAND HILLS IL MFHR SERIES A LASALLE NATIONAL BANK LOC
                  (HOUSING REVENUE LOC)SS.+/-                                           3.97         12/01/2014           8,470,000
      1,355,000   ROMEOVILLE IL LEWIS UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                        3.96         10/01/2036           1,355,000
      2,570,000   WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  3.98         12/01/2032           2,570,000

50 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
ILLINOIS (continued)
$     5,830,000   WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER TRAILS PROJECT
                  (OTHER REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                   3.97%        12/01/2025      $    5,830,000

                                                                                                                        452,695,000
                                                                                                                     --------------
INDIANA: 3.49%
     11,325,000   DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL BUILDING
                  CORPORATION (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.+/-            4.03         07/15/2019          11,325,000
     12,125,000   DYER IN RDA ECONOMIC DEVELOPMENT (LEASE REVENUE, CIFG
                  INSURED)SS.+/-                                                        4.06         07/15/2023          12,125,000
     31,100,000   GOSHEN IN ECONOMIC DEVELOPMENT GOSHEN COLLEGE PROJECT (COLLEGE
                  & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                  3.96         10/01/2042          31,100,000
      5,400,000   HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                  REVENUE, MBIA INSURED)SS.+/-                                          4.03         07/15/2012           5,400,000
     10,000,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  FLOYD MEMORIAL HOSPITAL & HEALTH PROJECT (HOSPITAL REVENUE,
                  NATIONAL CITY BANK)SS.+/-                                             4.03         10/01/2036          10,000,000
     14,025,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  SCHNECK MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE,
                  FIFTH THIRD BANK LOC)SS.+/-                                           3.98         02/15/2036          14,025,000
     11,120,000   INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HCFR, FIFTH
                  THIRD BANK LOC)SS.+/-                                                 3.94         01/01/2022          11,120,000
      1,435,000   INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL (HCFR
                  LOC)SS.+/-                                                            3.95         01/01/2020           1,435,000
      7,055,000   INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES
                  A MBIA INSURED (HCFR LOC)SS.+/-                                       3.98         12/01/2015           7,055,000
     16,335,000   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM (ELECTRIC
                  REVENUE, AMBAC INSURED)SS.+/-                                         4.03         01/01/2025          16,335,000
        605,000   INDIANA PROJECT A (HFFA REVENUE, COMERCIA BANK CA LOC)SS.+/-          4.03         01/01/2035             605,000
      7,600,000   INDIANA SERIES 107 (HFFA REVENUE, MBIA INSURED)SS.+/-                 4.03         11/01/2019           7,600,000
     12,000,000   INDIANA STATE FINANCE AUTHORITY GOODWILL INDUSTRIES CENTRAL
                  INDIANA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                  LOC)SS.+/-                                                            3.96         12/01/2036          12,000,000
      8,790,000   INDIANA STATE UNIVERSITY OF INDIANAPOLIS (COLLEGE &
                  UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)SS.+/-                       4.03         10/01/2030           8,790,000
      1,980,000   INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL
                  ROAD REVENUE, FGIC INSURED)SS.+/-                                     4.02         12/01/2022           1,980,000
      2,040,000   INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC
                  INSURED)SS.+/-                                                        4.03         08/01/2023           2,040,000
     10,330,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES F2 (TAX
                  ALLOCATION REVENUE LOC)SS.+/-                                         3.93         02/01/2020          10,330,000
      5,795,000   NOBLESVILLE IN MULTIPLE SCHOOL BUILDING CORPORATION (OTHER
                  REVENUE, FGIC INSURED)SS.+/-                                          4.03         07/15/2022           5,795,000
      5,355,000   SHELBYVILLE IN CENT RENOVATION SCHOOL BUILDING CORPORATION
                  (OTHER REVENUE, MBIA INSURED)SS.+/-                                   3.91         07/15/2018           5,355,000

                                                                                                                        174,415,000
                                                                                                                     --------------
IOWA: 2.83%
      8,640,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER
                  REVENUE, KBC BANK NV LOC)SS.+/-                                       4.03         11/01/2026           8,640,000
      2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR,
                  FHLMC INSURED)SS.+/-                                                  4.09         05/01/2031           2,960,000
     16,400,000   IOWA FINANCE AUTHORITY HEALTH CARE SYSTEM SERIES A3 (HOSPITAL
                  REVENUE, FGIC INSURED)SS.+/-                                          3.93         02/15/2035          16,400,000
     13,910,000   IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A1 (HCFR, FGIC
                  INSURED)SS.+/-                                                        3.93         02/15/2035          13,910,000
      8,930,000   IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A2 (HCFR, FGIC
                  INSURED)SS.+/-                                                        3.93         02/15/2035           8,930,000
      9,465,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
                  LOC)SS.+/-                                                            4.03         03/01/2036           9,465,000
      4,500,000   IOWA FINANCE AUTHORITY MORNINGSIDE COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                             4.03         10/01/2012           4,500,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 51


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
IOWA (continued)
$     5,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT
                  A (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                            4.03%        06/01/2039      $    5,715,000
      2,005,000   IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                  LOC)SS.+/-                                                            3.98         07/01/2025           2,005,000
      4,700,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC)SS.+/-                                                4.03         05/01/2029           4,700,000
      3,150,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE
                  FACILITIES (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL
                  BANK NA LOC)SS.+/-                                                    3.98         11/01/2032           3,150,000
     17,050,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE LORAS
                  COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, LASALLE
                  NATIONAL BANK NA LOC)SS.+/-                                           3.98         11/01/2030          17,050,000
     13,835,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                  (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                              3.98         04/01/2033          13,835,000
      2,000,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES
                  MOINES UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE,
                  ALLIED IRISH BANK PLC LOC)SS.+/-                                      4.03         10/01/2033           2,000,000
      8,000,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                  UNIVERSITY OF DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN
                  TRUST CORPORATION  LOC)SS.+/-                                         3.98         04/01/2035           8,000,000
     19,970,000   IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
                  (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)             4.25         01/25/2008          20,020,603

                                                                                                                        141,280,603
                                                                                                                     --------------
KANSAS: 0.10%
      3,565,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY DEACONESS LONG TERM
                  CARE SERIES C (HCFR, JPMORGAN CHASE BANK LOC)SS.+/-                   3.95         05/15/2030           3,565,000
      1,500,000   OLATHE KS HEALTH FACILITIES REVEUNE SERIES A (HOSPITAL REVENUE
                  LOC)SS.+/-                                                            3.98         09/01/2032           1,500,000

                                                                                                                          5,065,000
                                                                                                                     --------------
KENTUCKY: 2.66%
     13,080,000   CHRISTIAN COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST
                  SERIES B (OTHER REVENUE, US BANK NA LOC)SS.+/-                        3.96         08/01/2037          13,080,000
      9,810,000   JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE
                  PROJECT SERIES (LEASE REVENUE, WACHOVIA BANK LOC)SS.+/-               3.97         09/01/2029           9,810,000
     31,275,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER
                  REVENUE)                                                              4.50         06/26/2008          31,467,626
     67,826,000   KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)SS.+/-                                  3.98         08/01/2016          67,826,000
     11,000,000   LEXINGTON KY CONTROL CORPORATION MORTGAGE SERIES A (LEASE
                  REVENUE, AMBAC INSURED)SS.+/-                                         3.96         10/01/2021          11,000,000

                                                                                                                        133,183,626
                                                                                                                     --------------
LOUISIANA: 1.53%
     15,000,000   ABN AMRO MUNITOPS CTFS TRUST 2002-17 (OTHER REVENUE, AMBAC
                  INSURED)SS.+/-                                                        4.02         06/01/2010          15,000,000
     11,635,000   EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                        4.06         02/01/2024          11,635,000
     16,665,000   JEFFERSON LA SALES TAX DISTRICT (SALES TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                        4.03         12/01/2022          16,665,000
      7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)SS.+/-          4.05         09/01/2033           7,845,000
      5,620,000   LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE SERIES II-R-192
                  (HCFR LOC)SS.+/-                                                      4.03         05/15/2022           5,620,000
     13,500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER ATHLETIC
                  FOUNDATION PROJECT (COLLEGE & UNIVERSITY REVENUE)SS.+/-               3.93         09/01/2034          13,500,000
      6,310,000   LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE
                  SERIES 7038 (EDUCATIONAL FACILITIES REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.03         07/01/2024           6,310,000

                                                                                                                         76,575,000
                                                                                                                     --------------

52 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
MAINE: 0.21%
$     4,595,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (COLLEGE & UNIVERSITY
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                             3.97%        01/01/2030      $    4,595,000
      4,180,000   MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                               4.03         07/01/2012           4,180,000
      1,915,000   SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                             3.97         08/01/2024           1,915,000

                                                                                                                         10,690,000
                                                                                                                     --------------
MARYLAND: 0.13%
      2,905,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                              4.02         03/01/2032           2,905,000
      3,740,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC)SS.+/-                                                            3.98         04/01/2030           3,740,000

                                                                                                                          6,645,000
                                                                                                                     --------------
MASSACHUSETTS: 0.22%
      6,700,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                  BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
                  CHASE BANK LOC)SS.+/-                                                 4.01         06/01/2036           6,700,000
      4,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
                  CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC)SS.+/-                    4.00         10/15/2011           4,500,000

                                                                                                                         11,200,000
                                                                                                                     --------------
MICHIGAN: 4.04%
     26,665,000   DEARBORN MI SCHOOL DISTRICT SERIES C05 (PROPERTY TAX REVENUE,
                  FGIC INSURED)SS.+/-                                                   4.02         05/01/2022          26,665,000
     12,800,000   DETROIT MI (WATER REVENUE, MBIA INSURED)SS.+/-                        4.05         01/01/2011          12,800,000
      8,000,000   EASTERN MICHIGAN UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
                  FGIC INSURED)SS.+/-                                                   3.98         06/01/2027           8,000,000
     25,325,000   EASTERN MICHIGAN UNIVERSITY SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, XLCA COMPANY INSURED)SS.+/-                                  3.98         06/01/2036          25,325,000
        800,000   FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD
                  GENERAL HOSPITAL SERIES B (HCFR, MBIA INSURED)SS.+/-                  4.03         02/15/2016             800,000
     12,170,000   FOREST HILLS MI PUBLIC SCHOOLS (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                              4.03         05/01/2027          12,170,000
      8,200,000   FOREST HILLS MI PUBLIC SCHOOLS (TAX REVENUE, MERRILL LYNCH
                  CAPITAL SERVICES LOC)SS.+/-                                           4.05         05/01/2017           8,200,000
      1,460,000   GRAND RAPIDS MI ECONOMIC DEVELOPMENT CORPORATION CORNERSTONE
                  UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, NATIONAL CITY
                  BANK)SS.+/-                                                           4.03         05/01/2034           1,460,000
     10,290,000   JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA FOOTE MEMORIAL
                  HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                            3.99         06/01/2032          10,290,000
      4,760,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY (COLLEGE &
                  UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)SS.+/-                       4.03         04/01/2032           4,760,000
     26,550,000   MICHIGAN SERIES B2 (OTHER REVENUE, SCOTIABANK LOC)                    4.50         08/20/2008          26,751,149
      5,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                  HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN
                  LOC)SS.+/-                                                            4.03         01/01/2034           5,000,000
      3,025,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH
                  CREDIT (HOSPITAL REVENUE, CIFG INSURED)SS.+/-                         3.95         11/01/2040           3,025,000
     11,000,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION GRAND
                  RAPIDS ART MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE,
                  LASALLE NATIONAL BANK NA LOC)SS.+/-                                   3.97         05/01/2041          11,000,000
     11,825,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
                  PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK
                  LOC)SS.+/-                                                            3.96         09/01/2022          11,825,000
        800,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION REVENUE
                  DETROIT SYMPHONY PROJECT SERIES A (STANDARD FEDERAL BANK LOC,
                  ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                               3.98         06/01/2031             800,000
      7,250,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION YMCA NILES
                  MICHIGAN INCORPORATED (IDR, LASALLE NATIONAL BANK NA
                  LOC)SS.+/-                                                            3.97         09/01/2040           7,250,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 53


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
MICHIGAN (continued)
$     6,240,000   OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                  OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                             3.97%        08/01/2020      $    6,240,000

     19,640,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4261 (HOUSING
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                               4.05         05/01/2032          19,640,000

                                                                                                                        202,001,149
                                                                                                                     --------------
MINNESOTA: 5.25%
      9,000,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)SS.+/-                                          4.00         11/15/2033           9,000,000
      3,143,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC)SS.+/-                                                            4.03         09/01/2029           3,143,000
      1,430,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR,
                  FIRSTAR BANK NA LOC)SS.+/-                                            4.03         12/01/2014           1,430,000
      3,495,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)
                  SS.+/-                                                                4.00         07/15/2030           3,495,000
      7,125,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                  INSURED)SS.+/-                                                        4.00         01/01/2035           7,125,000
      5,685,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                  YORK LOC)SS.+/-                                                       3.98         11/01/2035           5,685,000
      8,115,000   COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                  NATIONAL BANK NA LOC)SS.+/-                                           3.96         06/01/2013           8,115,000
      1,450,000   COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR LOC, ABN AMRO
                  BANK INSURED)SS.+/-                                                   3.96         06/01/2013           1,450,000
      2,500,000   COHASSET MN POWER & LIGHT COMPANY PROJECT D (POWER REVENUE
                  LOC)SS.+/-                                                            3.96         12/01/2007           2,500,000
      1,850,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
                  INSURED)SS.+/-                                                        3.95         05/01/2027           1,850,000
      3,160,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN MEDICAL
                  CENTER PROJECT (HCFR, US BANK NA LOC)SS.+/-                           4.03         06/01/2019           3,160,000
      9,140,000   EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)SS.+/-                         4.07         12/01/2029           9,140,000
      1,950,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A
                  (MINNESOTA STATE) (PROPERTY TAX REVENUE)SS.+/-                        4.04         10/01/2019           1,950,000
     12,455,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)SS.+/-                 3.95         12/01/2029          12,455,000
      7,375,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                 4.03         02/01/2021           7,375,000
     11,085,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED)SS.+/-                                 4.00         05/15/2035          11,085,000
      6,520,000   MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE NATIONAL
                  BANK NA LOC)SS.+/-                                                    4.03         05/01/2027           6,520,000
        510,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC)SS.+/-                                                            4.00         03/01/2029             510,000
      6,460,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                4.05         10/01/2031           6,460,000
      7,485,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                 4.06         01/01/2023           7,485,000
      1,275,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES A (HCFR, AMBAC INSURED)SS.+/-                                  3.93         11/15/2032           1,275,000
      6,325,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES C (HCFR LOC)SS.+/-                                             3.93         11/15/2026           6,325,000
      4,700,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE &
                  LOCAL GOVERNMENTS, US BANK NA LOC)SS.+/-                              4.03         08/01/2036           4,700,000
      3,380,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                  REVENUE, US BANK NA LOC)SS.+/-                                        4.03         10/01/2021           3,380,000
        880,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
                  2003-B06 (PCR LOC)SS.+/-                                              4.02         03/01/2021             880,000
     17,285,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                5.00         11/01/2007          17,317,095
      4,060,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                  SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY
                  BANK LOC)SS.+/-                                                       3.98         12/01/2034           4,060,000
      4,095,000   MINNESOTA STATE SERIES 1421 (PROPERTY TAX REVENUE, JPMORGAN
                  CHASE BANK LOC)SS.+/-                                                 4.03         06/01/2014           4,095,000

54 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (continued)
$     8,695,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  3.96%        10/01/2021      $    8,695,000
      5,315,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  3.96         04/01/2025           5,315,000
     11,215,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  3.96         04/01/2027          11,215,000
      1,400,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                  REVENUE, BANK OF NEW YORK LOC)SS.+/-                                  3.96         10/01/2032           1,400,000
      3,820,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)SS.+/-                   4.00         05/15/2034           3,820,000
      2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
                  INSURED)SS.+/-                                                        4.00         11/15/2031           2,665,000
      1,790,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
                  REVENUE, FHLMC)SS.+/-                                                 4.00         11/01/2035           1,790,000
      5,350,000   PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED)
                  SS.+/-                                                                4.00         05/15/2036           5,350,000
      2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
                  REVENUE, FNMA INSURED)SS.+/-                                          4.00         09/15/2031           2,865,000
        900,000   ROCHESTER MN SERIES 177 (HCFR LOC)SS.+/-                              4.05         11/15/2027             900,000
        650,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK NA
                  LOC)SS.+/-                                                            4.03         10/01/2029             650,000
      1,750,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-            4.03         11/01/2022           1,750,000
      6,830,000   SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE MN (HOUSING REVENUE
                  LOC)SS.+/-                                                            4.09         01/01/2030           6,830,000
      5,195,000   SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT #833
                  SERIES 1194 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)
                  SS.+/-                                                                4.03         08/01/2013           5,195,000
      2,000,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)SS.+/-        4.00         05/15/2032           2,000,000
        500,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  3.98         10/01/2025             500,000
      8,390,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-          4.00         10/01/2035           8,390,000
      1,965,000   ST. MICHAEL MN IDA SCHOOL DISTRICT #885 (PROPERTY TAX REVENUE,
                  MBIA INSURED)SS.+/-                                                   3.78         02/01/2019           1,965,000
      2,810,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                  (WATER REVENUE LOC)SS.+/-                                             3.95         12/01/2012           2,810,000
      4,220,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)SS.+/-                                      4.03         05/01/2022           4,220,000
      5,195,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)SS.+/-                                      3.98         10/01/2025           5,195,000
      3,635,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                      4.03         03/01/2021           3,635,000
      1,435,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                      4.03         03/01/2012           1,435,000
      1,675,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                      3.95         03/01/2022           1,675,000
      1,905,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-               4.00         12/01/2025           1,905,000
      2,500,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
                  INSURED)SS.+/-                                                        4.00         02/01/2034           2,500,000
      1,705,000   ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL
                  FACILITIES REVENUE, BANK OF NEW YORK LOC)SS.+/-                       3.98         04/01/2036           1,705,000
      7,160,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                  INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)SS.+/-                 4.00         02/01/2015           7,160,000
      7,130,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)SS.+/-                                      3.98         05/01/2025           7,130,000

                                                                                                                        262,630,095
                                                                                                                     --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 55


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
MISSISSIPPI: 0.34%
$    16,830,000   MISSISSIPPI MEDICAL CENTER EDUCATIONAL BUILDING CORPORATION
                  PEDIATRIC & RESEARCH FACILITIES PROJECT (HCFR, AMBAC
                  INSURED)SS.+/-                                                        3.97%        06/01/2034      $   16,830,000
                                                                                                                     --------------

MISSOURI: 2.67%
     11,065,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE &
                  UNIVERSITY REVENUE, ABN AMRO BANK NV LOC)SS.+/-                       4.02         01/15/2015          11,065,000
      4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                  INSURED)SS.+/-                                                        3.99         08/01/2035           4,300,000
     12,000,000   KANSAS CITY MO IDA DOWNTOWN ARENA PROJECT SERIES C (IDR, AMBAC
                  INSURED)SS.+/-                                                        3.99         04/01/2040          12,000,000
      4,350,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  (OTHER REVENUE LOC)SS.+/-                                             3.98         04/01/2027           4,350,000
      7,800,000   KANSAS CITY MO MUNICIPAL ASSISTANCE CORPORATION SERIES A
                  (LEASE REVENUE, AMBAC INSURED)SS.+/-                                  3.92         04/15/2034           7,800,000
      6,400,000   MISSOURI DEVELOPMENT FINANCE BOARD CULTURAL FACILITY REVENUE
                  NELSON GALLERY SERIES B (OTHER REVENUE LOC)SS.+/-                     3.96         12/01/2031           6,400,000
     11,600,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF
                  MUNICIPAL UTILITIES (LEASE REVENUE, US BANK NA LOC)SS.+/-             3.98         06/01/2033          11,600,000
     13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION KAUFFMAN
                  PROJECT SERIES A (OTHER REVENUE)SS.+/-                                3.98         06/01/2037          13,000,000
      4,520,000   MISSOURI STATE HEFA BAPTIST COLLEGE (COLLEGE & UNIVERSITY
                  REVENUE, US BANK NA LOC)SS.+/-                                        4.03         11/15/2022           4,520,000
      1,475,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR, US BANK NA
                  LOC)SS.+/-                                                            4.03         08/01/2034           1,475,000
      9,995,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR, US BANK NA
                  LOC)SS.+/-                                                            4.03         08/01/2037           9,995,000
      2,200,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP SERIES A (HEALTHCARE
                  FACILITIES REVENUE, US BANK NA LOC)SS.+/-                             3.98         08/01/2031           2,200,000
      6,100,000   MISSOURI STATE HEFA COX HEALTH SYSTEMS (HEALTHCARE FACILITIES
                  REVENUE, AMBAC INSURED)SS.+/-                                         4.05         06/01/2022           6,100,000
      3,365,000   MISSOURI STATE HEFA DEACONESS LONG TERM CARE SERIES B (HCFR,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                        3.95         05/15/2030           3,365,000
     12,065,000   MISSOURI STATE HEFA DRURY COLLEGE (COLLEGE & UNIVERSITY
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                4.03         08/15/2024          12,065,000
      6,100,000   MISSOURI STATE HEFA ROCKHURST UNIVERSITY (COLLEGE & UNIVERSITY
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                3.98         11/01/2032           6,100,000
      5,000,000   MISSOURI STATE HEFA SERIES A (COLLEGE AND UNIVERSITY REVENUE,
                  MBIA INSURED)SS.+/-                                                   3.99         10/01/2035           5,000,000
      4,910,000   MISSOURI STATE HEFA SOUTHWEST BAPTIST UNIVERSITY PROJECT
                  (HCFR, BANK OF AMERICA NA LOC)SS.+/-                                  4.03         10/01/2033           4,910,000
        145,000   MISSOURI STATE HEFA ST. LOUIS UNIVERSITY PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)SS.+/-          4.01         10/01/2009             145,000
      6,000,000   ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT #2 COP
                  SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                4.00         12/01/2033           6,000,000
      1,000,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                  4.00         06/15/2024           1,000,000

                                                                                                                        133,390,000
                                                                                                                     --------------

NEBRASKA: 0.18%
     4,000,000    LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN LEIGH MEDICAL
                  CENTER PROJECT (HOSPITAL REVENUE LOC, AMBAC INSURED)SS.+/-            3.98         06/01/2018           4,000,000
     5,100,000    NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                        4.20         02/01/2015           5,100,000

                                                                                                                          9,100,000
                                                                                                                     --------------

56 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
NEVADA: 1.75%
$    14,560,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                  FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)SS.+/-                                                            3.96%        01/01/2037      $   14,560,000
     17,375,000   LAS VEGAS NV CONVENTION & VISITORS AUTHORITY (SPORTS
                  FACILITIES REVENUE, AMBAC INSURED)SS.+/-                              4.06         07/01/2018          17,375,000
     34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                  YORK LOC)SS.+/-                                                       3.96         10/01/2035          34,000,000
      6,635,000   RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                              4.09         07/01/2025           6,635,000
     10,730,000   TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879 (WATER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                        4.03         07/01/2014          10,730,000
      4,055,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.03         06/01/2020           4,055,000

                                                                                                                         87,355,000
                                                                                                                     --------------

NEW HAMPSHIRE: 0.89%
     12,405,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  4.00         09/01/2036          12,405,000
      6,880,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                             3.99         01/01/2037           6,880,000
     13,000,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE,
                  BANK OF AMERICA NA LOC)SS.+/-                                         4.02         10/01/2036          13,000,000
      3,800,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                        4.04         01/01/2030           3,800,000
      8,500,000   NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA
                  SCOTIA)SS.+/-                                                         3.97         02/01/2036           8,500,000

                                                                                                                         44,585,000
                                                                                                                     --------------

NEW JERSEY: 0.72%
     35,770,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4036
                  (TRANSPORTATION REVENUE, AMBAC INSURED)SS.+/-                         4.00         01/01/2025          35,770,000
                                                                                                                     --------------

NEW MEXICO: 1.15%
      2,625,000   NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435
                  (SALES TAX REVENUE, MBIA INSURED)SS.+/-                               4.03         12/15/2011           2,625,000
     54,500,000   NEW MEXICO STATE TRAN (PROPERTY TAX REVENUE)                          4.50         06/30/2008          54,835,534

                                                                                                                         57,460,534
                                                                                                                     --------------

NEW YORK: 3.75%
     11,565,000   NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                4.01         04/01/2025          11,565,000
     43,500,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY (OTHER
                  REVENUE, FGIC INSURED)SS.+/-                                          4.02         07/15/2031          43,500,000
      5,095,000   NEW YORK NY IDA (OTHER REVENUE, FGIC INSURED)SS.+/-                   4.03         03/01/2046           5,095,000
     34,205,000   NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)SS.+/-                                                 3.95         08/01/2034          34,205,000
     14,800,000   NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)SS.+/-                    3.98         09/01/2026          14,800,000
     19,900,000   NEW YORK STATE DORMITORY AUTHORITY LONG ISLAND UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)SS.+/-                    3.98         09/01/2036          19,900,000
     58,475,000   NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
                  IMPROVEMENT SERIES F-2A (HCFR, FIRST SECURITY BANK LOC)SS.+/-         3.92         02/15/2021          58,475,000

                                                                                                                        187,540,000
                                                                                                                     --------------

NORTH CAROLINA: 0.81%
      5,500,000   MECKLENBURG COUNTY NC COP (LEASE REVENUE LOC)SS.+/-                   3.95         02/01/2025           5,500,000
      7,500,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL
                  SCHOOL PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-               4.02         09/01/2029           7,500,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 57


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
NORTH CAROLINA (continued)
$     7,040,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2
                  (ELECTRIC REVENUE, MBIA INSURED)SS.+/-                                4.02%        01/01/2022      $    7,040,000
      2,365,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
                  PROJECT (HCFR, WACHOVIA BANK LOC)SS.+/-                               3.98         08/01/2024           2,365,000
      9,770,000   NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER PROJECT
                  (HCFR, WACHOVIA BANK LOC)SS.+/-                                       4.00         10/01/2015           9,770,000
      1,000,000   NORTH CAROLINA MEDICAL CARE COMMUNITY UNIVERSITY OF EASTERN
                  CAROLINA SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC
                  INSURED)SS.+/-                                                        3.95         12/01/2028           1,000,000
      7,150,000   WAKE COUNTY NC SERIES B (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)SS.+/-                                                            3.93         03/01/2024           7,150,000

                                                                                                                         40,325,000
                                                                                                                     --------------

OHIO: 1.95%
     13,855,000   CLEVELAND OH STATE UNIVERSITY GENERAL RECEIPT SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)SS.+/-                    4.02         06/01/2033          13,855,000
      6,665,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
                  (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-                          4.01         03/01/2036           6,665,000
      6,522,000   HAMILTON OH AFFORDABLE HOUSING SERIES A (HOUSING REVENUE,
                  BANK ONE CHICAGO NA LOC)SS.+/-                                        4.05         01/01/2030           6,522,000
      1,700,000   MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP SERIES B
                  (HOSPITAL REVENUE, MBIA INSURED)SS.+/-                                4.03         12/01/2028           1,700,000
      7,150,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY FIRST ENERGY
                  SERIES B (INDUSTRIAL DEVELOPMENT REVENUE, WACHOVIA BANK
                  LOC)SS.+/-                                                            3.95         12/01/2033           7,150,000
     14,400,000   OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN
                  UNIVERSITY PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)
                  SS.+/-                                                                3.98         12/01/2037          14,400,000
      1,510,000   OHIO STATE HIGHER EDUCATION FACILITIES SERIES A (LEASE
                  REVENUE, FIFTH THIRD BANK LOC)SS.+/-                                  3.96         09/01/2027           1,510,000
      7,100,000   OHIO STATE HIGHER EDUCATION FACILITIES TIFFIN UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, NATIONAL CITY BANK)
                  SS.+/-                                                                4.03         08/01/2022           7,100,000
     15,200,000   OHIO STATE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                              3.98         12/01/2026          15,200,000
     12,555,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                        4.03         11/01/2029          12,555,000
      5,000,000   SUMMIT COUNTY OH PORT AUTHORITY WELLNESS INSTITUTE (AIRPORT
                  REVENUE, FIFTH THIRD BANK LOC)SS.+/-                                  4.02         11/01/2036           5,000,000
      3,290,000   UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE &
                  UNIVERSITY REVENUE LOC)SS.+/-                                         3.98         06/01/2032           3,290,000
      2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                  (IDR, SCOTIABANK LOC)SS.+/-                                           4.20         09/01/2015           2,810,000

                                                                                                                         97,757,000
                                                                                                                     --------------

OKLAHOMA: 0.30%
        400,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE
                  COMMUNITY PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK
                  NV LOC)SS.+/-                                                         4.03         02/01/2012             400,000
      5,635,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT (HCFR,
                  BANK OF AMERICA NA LOC)SS.+/-                                         4.05         11/01/2018           5,635,000
      8,310,000   PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
                  PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-         3.98         07/01/2032           8,310,000
        700,000   TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED
                  (HOUSING REVENUE)SS.+/-                                               4.22         10/01/2032             700,000

                                                                                                                         15,045,000
                                                                                                                     --------------

58 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE MATURITY DATE     VALUE
OREGON: 0.48%
$    12,485,000   MEDFORD OR HOSPITAL FACILITIES AUTHORITY CASCADE MANOR
                  PROJECT (HCFR, KBC BANK NV LOC)SS.+/-                                 3.96%        07/01/2036      $   12,485,000
      5,490,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY
                  PARK PLAZA PROJECT (HEALTHCARE FACILITIES REVENUE, ALLIED
                  IRISH BANK PLC LOC)SS.+/-                                             3.97         11/15/2033           5,490,000
      4,275,000   OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL          4.09         05/01/2010           4,275,000
                  SERVICES LOC)SS.+/-
      1,590,000   PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)SS.+/-            4.03         10/01/2012           1,590,000

                                                                                                                         23,840,000
                                                                                                                     --------------

OTHER: 0.67%
      9,950,000   CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002
                  (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY LOC)SS.+/-++
                  (i)                                                                   4.30         02/01/2030           9,950,000
      3,999,755   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO -
                  STATES, TERRITORIES, FGIC INSURED)SS.+/-                              4.04         02/01/2027           3,999,755
      4,100,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20024301 CLASS A
                  (PROPERTY TAX REVENUE LOC, PSFG INSURED)SS.+/-                        4.04         08/15/2020           4,100,000
      3,432,000   NORTHEAST TAX-EXEMPT GRANTOR TRUST CERTIFICATES (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                4.13         04/01/2019           3,432,000
      1,900,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4171 (COLLEGE &
                  UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)SS.+/-                    4.03         11/01/2037           1,900,000
      4,850,000   RESET OPTION CERTIFICATES TRUST II-R (SEWER REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.03         11/01/2031           4,850,000
      5,417,500   US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)
                  SS.+/-++                                                              4.04         01/01/2010           5,417,500

                                                                                                                         33,649,255
                                                                                                                     --------------

PENNSYLVANIA: 2.08%
     30,000,000   BEAVER COUNTY PA IDA POLLUTION CONTROL FIRST ENERGY GENERATION
                  (IDR, BARCLAYS BANK PLC LOC)SS.+/-                                    3.99         01/01/2035          30,000,000
      4,800,000   DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                        4.00         08/01/2029           4,800,000
     13,800,000   HARRISBURG PA (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                       3.95         12/01/2031          13,800,000
     10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
                  (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                              3.98         03/01/2047          10,320,000
      2,310,000   PENNSYLVANIA EDFA TREASURY DEPARTMENT HOSPITAL ENHANCEMENT
                  LOAN PROGRAM A2 (HOSPITAL REVENUE, NATIONAL CITY BANK)SS.+/-          4.03         06/01/2011           2,310,000
      7,450,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)
                  SS.+/-                                                                3.98         07/01/2034           7,450,000
      4,170,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
                  (OTHER REVENUE LOC)SS.+/-                                             3.98         11/01/2036           4,170,000
      8,855,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT
                  HILL COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                              4.02         10/01/2036           8,855,000
      1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                        3.96         09/01/2034           1,050,000
     17,875,000   PHILADELPHIA PA SCHOOL DISTRICT TRAN SERIES A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)                                               4.50         06/27/2008          17,984,449
      3,255,000   YORK PA GENERAL POOLED FINANCING SERIES 96 (OTHER REVENUE,
                  AMBAC INSURED)SS.+/-                                                  3.97         09/01/2026           3,255,000

                                                                                                                        103,994,449
                                                                                                                     --------------

SOUTH CAROLINA: 1.48%
      2,145,000   BEAUFORT-JASPER SC WATER & SEWER SYSTEM AUTHORITY SERIES C08
                  (SEWER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                        4.02         03/01/2031           2,145,000
     21,795,000   PATRIOTS ENERGY GROUP SC GAS FACILITIES SERIES A (UTILITIES
                  REVENUE, CIFG INSURED)SS.+/-                                          4.00         06/01/2036          21,795,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 59


NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
SOUTH CAROLINA (continued)
$    16,340,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ANMED HEALTH
                  PROJECT (HOSPITAL REVENUE, AMBAC INSURED)SS.+/-                       3.92%        02/01/2026    $     16,340,000
      3,120,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA
                  JEWISH COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA
                  BANK LOC)SS.+/-                                                       4.02         12/01/2024           3,120,000
      8,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC)SS.+/-          4.00         08/01/2029           8,500,000
     22,295,000   SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE (OTHER REVENUE,
                  AMBAC INSURED)SS.+/-                                                  4.06         04/01/2012          22,295,000

                                                                                                                         74,195,000
                                                                                                                   ----------------
SOUTH DAKOTA: 0.50%
     12,640,000   SIOUX FALLS SD SERIES 2057 (SALES TAX REVENUE, MBIA INSURED)
                  SS.+/-                                                                4.03         05/15/2015          12,640,000
      7,500,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH
                  SERIES C (HCFR LOC)SS.+/-                                             4.00         11/01/2019           7,500,000
      5,000,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK
                  NA LOC)SS.+/-                                                         4.00         11/01/2034           5,000,000

                                                                                                                         25,140,000
                                                                                                                   ----------------
TENNESSEE: 2.31%
      9,995,000   ABN AMRO MUNITOPS CTFS TRUST 2003-8 (TAX REVENUE, FGIC INSURED)
                  SS.+/-                                                                3.99         03/15/2011           9,995,000
     11,350,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-                        4.03         04/01/2015          11,350,000
     27,540,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BOND FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-               3.96         01/01/2033          27,540,000
     26,780,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-           3.96         07/01/2034          26,780,000
      8,525,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-           3.96         11/01/2035           8,525,000
     19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED)SS.+/-                  4.00         01/01/2034          19,985,000
      4,190,000   RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                        4.03         10/01/2012           4,190,000
      6,930,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
                  (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                              4.02         10/01/2022           6,930,000

                                                                                                                        115,295,000
                                                                                                                   ----------------
TEXAS: 10.43%
     11,130,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-16 (WATER REVENUE,
                  MBIA INSURED)SS.+/-                                                   4.02         09/01/2014          11,130,000
      7,595,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                      4.02         02/01/2014           7,595,000
      4,890,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-59 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                      4.02         08/01/2013           4,890,000
      3,865,000   AUSTIN TX (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)SS.+/-           4.09         11/15/2017           3,865,000
      3,035,000   AUSTIN TX WATER & WASTEWATER SYSTEM SERIES 1319 (WATER
                  REVENUE, MBIA INSURED)SS.+/-                                          4.03         11/15/2013           3,035,000
      5,500,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
                  PROJECT (HOUSING REVENUE, FHLMC INSURED)SS.+/-                        4.00         09/01/2036           5,500,000
     13,300,000   BRAZOS TX HABOR INDUSTRIAL DEVELOPMENT CORPORATION AMERICAN
                  RICE INCORPORATED PROJECT SERIES A (IDR, HOUSEHOLD SERVICES
                  BANK CORPORATION LOC)SS.+/-                                           3.96         12/01/2025          13,300,000
     11,200,000   COASTAL BEND TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  CHRISTUS HEALTH SUBSERIES B3 (HEALTHCARE FACILITIES REVENUE,
                  AMBAC INSURED)SS.+/-                                                  3.92         07/01/2041          11,200,000
      5,865,000   DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JPMORGAN CHASE
                  BANK LOC)SS.+/-                                                       4.03         02/15/2011           5,865,000
      4,015,000   DEUTSCHE BANK SPEARS LIFERS TRUST 253 (PROPERTY TAX REVENUE,
                  FGIC INSURED)SS.+/-                                                   4.03         08/15/2022           4,015,000
      6,000,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014310 CLASS A (DALLAS
                  TX AREA RAPID) (SALES TAX REVENUE, AMBAC INSURED)SS.+/-               4.04         12/01/2026           6,000,000
      5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY
                  THE SEA APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)
                  SS.+/-                                                                3.94         02/15/2032           5,090,000

60 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
TEXAS (continued)
$     7,835,000   GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT
                  (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                            4.09%        08/15/2023    $      7,835,000
      8,995,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (HCFR, MBIA INSURED)SS.+/-                                            4.07         07/01/2015           8,995,000
      4,430,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (HCFR, MBIA INSURED)SS.+/-                                            4.09         07/01/2024           4,430,000
     20,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  METHODIST HOSPITAL SYSTEM SERIES A (OTHER REVENUE)SS.+/-              3.95         12/01/2032          20,000,000
     30,700,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SAINT LUKES EPISCOPAL SERIES A (HEALTHCARE FACILITIES REVENUE,
                  FGIC INSURED)SS.+/-                                                   3.96         02/15/2032          30,700,000
      8,982,500   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SERIES 357 (HCFR, MBIA INSURED)SS.+/-                                 4.05         07/01/2029           8,982,500
      1,825,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                  SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.+/-              4.05         11/15/2030           1,825,000
      2,080,000   HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN
                  CHASE BANK LOC)SS.+/-                                                 4.03         10/01/2012           2,080,000
     15,270,000   HOUSTON TX (UTILITIES REVENUE, FIRST SECURITY BANK LOC)SS.+/-         4.03         11/15/2036          15,270,000
      5,470,000   HOUSTON TX CERTIFICATES SERIES 495 (WATER REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.05         12/01/2030           5,470,000
      8,075,000   HOUSTON TX FINANCE CORPORATION ROCS RR II R-850 (HOUSING
                  REVENUE, FHLMC INSURED)SS.+/-                                         4.04         05/01/2033           8,075,000
      4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY
                  TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                  4.05         02/15/2026           4,245,000
      3,770,000   HOUSTON TX SERIES SG 120 (WATER & SEWER REVENUE)SS.+/-                4.09         12/01/2023           3,770,000
     12,600,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                  SOCIETE GENERALE LOC)SS.+/-                                           4.02         11/15/2029          12,600,000
     10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                  INSURED)SS.+/-                                                        4.07         12/01/2023          10,000,000
      2,230,000   IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)SS.+/-             4.03         02/15/2012           2,230,000
      5,050,000   LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618 (LEASE
                  REVENUE, AMBAC INSURED)SS.+/-                                         4.03         02/01/2010           5,050,000
      3,260,000   LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER
                  REVENUE, FGIC INSURED)SS.+/-                                          4.03         11/15/2009           3,260,000
     13,200,000   LOWER NECHES VALLEY AUTHORITY TX INDUSTRIAL DEVELOPMENT
                  CORPORATION EXXON MOBIL PROJECT SERIES A (IDR)SS.+/-                  3.95         11/01/2029          13,200,000
     25,585,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES A
                  (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)
                  SS.+/-                                                                3.99         02/15/2028          25,585,000
      3,300,000   MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE,
                  REGIONS BANK LOC)SS.+/-                                               4.00         08/01/2018           3,300,000
      5,505,000   MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                        3.80         02/15/2024           5,505,000
     15,600,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
                  COMPANY PROJECT (IDR, UBC AG LOC)SS.+/-                               3.92         12/01/2009          15,600,000
      6,010,000   NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION
                  (HFFA REVENUE, MBIA INSURED)SS.+/-                                    4.09         02/15/2022           6,010,000
     11,360,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2014 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                      4.03         08/01/2015          11,360,000
      9,000,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2058 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                      4.03         08/01/2015           9,000,000
      1,595,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                     3.96         11/01/2026           1,595,000
     12,365,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, DEXIA INSURED)SS.+/-                                         3.98         08/01/2037          12,365,000
      5,350,000   SAN ANTONIO TX SERIES A (WATER REVENUE, FGIC INSURED)SS.+/-           4.03         05/15/2022           5,350,000
      1,490,000   SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)SS.+/-           3.94         05/15/2033           1,490,000
      2,300,000   SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                4.00         01/01/2017           2,300,000
      9,675,000   SPRING TX INDEPENDENT SCHOOL DISTRICT SERIES 2041 (PROPERTY
                  TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                  4.03         02/15/2015           9,675,000
      3,895,000   TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE &
                  UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                    4.03         07/01/2012           3,895,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 61


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
TEXAS (continued)
$     5,080,000   TEXAS STATE CLASS A (GO - STATES, TERRITORIES, CITIBANK NA
                  LOC)SS.+/-                                                            4.04%        04/01/2030    $      5,080,000
    112,000,000   TEXAS STATE TRAN (OTHER REVENUE)                                      4.50         08/28/2008         112,849,408
      6,785,000   TEXAS TECH UNIVERSITY (EDUCATIONAL FACILITIES REVENUE, MBIA
                  INSURED)SS.+/-                                                        4.03         08/15/2021           6,785,000
        275,000   TEXAS WATER DEVELOPMENT BOARD SERIES A (WATER REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                        3.99         07/15/2019             275,000
      5,195,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SERIES 4 (HCFR, AMBAC INSURED)SS.+/-                                  4.03         11/15/2024           5,195,000
      2,565,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                  (COLLEGE & UNIVERSITY REVENUE)SS.+/-                                  4.03         01/01/2012           2,565,000
      9,740,000   WACO TX SERIES 2040 (OTHER REVENUE, FGIC INSURED)SS.+/-               4.03         02/01/2015           9,740,000
     16,520,000   WICHITA FALLS TX SERIES C14 (SEWER REVENUE, FGIC INSURED)SS.+/-       4.02         08/01/2026          16,520,000

                                                                                                                        521,541,908
                                                                                                                   ----------------
UTAH: 0.19%
      9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)SS.+/-                  4.00         12/01/2034           9,675,000
                                                                                                                   ----------------
VIRGINIA: 0.84%
      7,775,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
                  REVENUE, WACHOVIA BANK LOC)SS.+/-                                     3.98         06/01/2035           7,775,000
      2,155,000   HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569
                  (JAIL FACILITIES REVENUE, MBIA INSURED)SS.+/-                         4.03         07/01/2012           2,155,000
     10,430,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE,
                  FNMA INSURED)SS.+/-                                                   3.94         11/15/2032          10,430,000
      4,310,000   LEXINGTON VA IDA (IDR, WACHOVIA BANK LOC)SS.+/-                       3.98         12/01/2036           4,310,000
      2,255,000   LOUDOUN COUNTY VA SANITATION AUTHORITY WATER & SEWER REVENUE
                  (WATER REVENUE LOC)SS.+/-                                             4.03         01/01/2024           2,255,000
      7,000,000   NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                4.00         07/01/2034           7,000,000
      8,240,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4018 (PROPERTY
                  TAX REVENUE, MBIA INSURED)SS.+/-                                      3.98         04/01/2021           8,240,000

                                                                                                                         42,165,000
                                                                                                                   ----------------
WASHINGTON: 3.64%
     15,420,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 KING COUNTY WA
                  SCHOOL DISTRICT #001 SETTLE SERIES A (PROPERTY TAX REVENUE,
                  MBIA INSURED)SS.+/-                                                   4.02         12/01/2009          15,420,000
      5,146,500   ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C (ELECTRIC
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                               4.04         01/01/2010           5,146,500
      5,700,000   ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE,
                  MBIA INSURED)SS.+/-                                                   4.03         07/01/2012           5,700,000
      2,180,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
                  LOC)SS.+/-                                                            4.05         12/01/2021           2,180,000
      6,305,000   GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA
                  INSURED)SS.+/-                                                        4.03         12/01/2012           6,305,000
     15,055,000   GRANT COUNTY WA PUBLIC UTILITIES DISTRICT WANAPUM HYDRO
                  (ELECTRIC REVENUE, MBIA INSURED)SS.+/-                                4.03         01/01/2043          15,055,000
     44,045,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)SS.+/-                                                  4.00         07/01/2035          44,045,000
      5,905,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                        4.09         12/01/2018           5,905,000
      8,905,000   KING COUNTY WA SERIES B (SEWER REVENUE, MBIA INSURED)SS.+/-           3.92         01/01/2036           8,905,000
      6,300,000   KING COUNTY WA SERIES E (SEWER REVENUE, FGIC INSURED)SS.+/-           4.02         01/01/2035           6,300,000
      4,925,000   SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                        4.03         08/01/2012           4,925,000
      6,975,000   WASHINGTON STATE (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                            4.03         01/01/2026           6,975,000
     11,880,000   WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF
                  PUGET SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF
                  AMERICA NA LOC)SS.+/-                                                 4.01         10/01/2036          11,880,000

62 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON (continued)
$    10,400,000   WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
                  PROJECT (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-               3.95%        04/01/2034    $     10,400,000
      5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA
                  ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN
                  TRUST CORPORATION LOC)SS.+/-                                          4.03         06/01/2032           5,775,000
     20,580,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                  #1 SERIES 1A-2 (POWER REVENUE, BANK OF AMERICA NA LOC)SS.+/-          3.93         07/01/2017          20,580,000
      2,165,000   WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                              4.03         07/01/2012           2,165,000
      4,360,000   WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                              4.02         07/01/2024           4,360,000

                                                                                                                        182,021,500
                                                                                                                   ----------------
WISCONSIN: 3.21%
      3,690,000   MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER
                  PROJECT A (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY BANK
                  LOC)SS.+/-                                                            4.02         07/01/2023           3,690,000
     11,000,000   WISCONSIN STATE (OTHER REVENUE)                                       4.50         06/16/2008          11,063,010
      2,400,000   WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  4.03         11/01/2017           2,400,000
     13,700,000   WISCONSIN STATE HEFA AURORA HEALTH CARE SERIES A (HOSPITAL
                  REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                             3.93         04/01/2028          13,700,000
      9,000,000   WISCONSIN STATE HEFA BELOIT COLLEGE PROJECT (OTHER REVENUE,
                  XL CAPITAL ASSURANCE COMPANY INSURED)SS.+/-                           3.98         06/01/2037           9,000,000
     31,875,000   WISCONSIN STATE HEFA BENEVOLENT CORPORATION CEDAR COMMUNITY
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                        3.96         06/01/2037          31,875,000
      8,100,000   WISCONSIN STATE HEFA EDGEWOOD COLLEGE (OTHER REVENUE, US BANK
                  NA LOC)SS.+/-                                                         4.03         10/01/2031           8,100,000
      6,400,000   WISCONSIN STATE HEFA FRANCISCAN SISTERS SERIES B (HCFR,
                  MARSHALL & ISLEY BANK LOC)SS.+/-                                      4.02         09/01/2033           6,400,000
      7,700,000   WISCONSIN STATE HEFA GUNDERSEN LUTHERAN SERIES B (HEALTHCARE
                  FACILITIES REVENUE, FGIC INSURED)SS.+/-                               3.93         05/01/2033           7,700,000
     11,200,000   WISCONSIN STATE HEFA NATIONAL REGENCY OF NEW BERLIN (HCFR,
                  MARSHALL & ISLEY BANK LOC)SS.+/-                                      4.03         08/15/2034          11,200,000
     19,775,000   WISCONSIN STATE HEFA REEDSBURG AREA MEDICAL CENTER
                  INCORPORATED (OTHER REVENUE, FIFTH THIRD BANK LOC)SS.+/-              4.03         06/01/2036          19,775,000
      3,230,000   WISCONSIN STATE HEFA RIVERVIEW HOSPITAL ASSOCIATION (HCFR,
                  FIRSTAR BANK NA LOC)SS.+/-                                            4.03         10/01/2030           3,230,000
     13,600,000   WISCONSIN STATE HEFA ROC-RR-II-R-708CE (HCFR, CITIBANK NA
                  LOC)SS.+/-                                                            4.03         08/15/2030          13,600,000
     11,390,000   WISCONSIN STATE HEF HESS MEMORIAL HOSPITAL INCORPORATED (HFFA
                  REVENUE, US BANK NA LOC)SS.+/-                                        3.96         05/01/2024          11,390,000
      7,490,000   WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.03         11/01/2012           7,490,000

                                                                                                                        160,613,010
                                                                                                                   ----------------
WYOMING: 0.79%
     39,500,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)SS.+/-                                    3.94         07/01/2015          39,500,000
                                                                                                                   ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $4,451,015,034)                                                                   4,451,015,034
                                                                                                                   ----------------
COMMERCIAL PAPER: 11.07%
     20,805,000   BOSTON WATER & SEWER SERIES A                                         3.70         12/13/2007          20,805,000
      8,000,000   BURKE COUNTY POLLUTION CONTROL                                        3.62         09/12/2007           8,000,000
     26,000,000   BURKE COUNTY POLLUTION CONTROL                                        3.75         10/05/2007          26,000,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 63


NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$    38,650,000   CITY OF CHICAGO                                                       3.73%        10/18/2007    $     38,650,000
      5,000,000   CITY OF HOUSTON TX SERIES E                                           3.74         10/10/2007           5,000,000
     18,700,000   CITY OF HOUSTON TX SERIES E                                           3.74         10/11/2007          18,700,000
     26,430,000   DISTRICT OF COLUMBIA SERIES 00                                        3.70         11/06/2007          26,430,000
      4,528,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                             3.62         09/12/2007           4,528,000
     19,115,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990                 3.75         10/17/2007          19,115,000
     19,525,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                 3.72         09/13/2007          19,525,000
     12,150,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                 3.74         09/13/2007          12,150,000
      6,600,000   JOHNS HOPKINS UNIVERSITY SERIES B                                     3.74         09/12/2007           6,600,000
      7,600,000   LAS VEGAS VALLEY WATER                                                3.72         09/13/2007           7,600,000
     27,800,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY SERIES EE       3.68         09/11/2007          27,800,000
     20,205,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY SERIES EE       3.62         09/12/2007          20,205,000
      1,030,000   PALM BEACH COUNTY SCHOOL DISTRICT                                     3.77         01/16/2008           1,030,000
     16,000,000   PALM BEACH COUNTY SCHOOL DISTRICT                                     3.77         01/17/2008          16,000,000
     12,300,000   PALM BEACH COUNTY SCHOOL DISTRICT                                     3.70         02/13/2008          12,300,000
     18,500,000   ROCHESTER MN HEALTH CARE SERIES 00-B                                  3.65         12/13/2007          18,500,000
     16,100,000   ROCHESTER MN HEALTH CARE SERIES 01-C                                  3.72         11/08/2007          16,100,000
     11,300,000   ROCHESTER MN HEALTH CARE SERIES 92-A                                  3.65         12/13/2007          11,300,000
     32,400,000   ROCHESTER MN HEALTH CARE SERIES 01-C                                  3.65         12/13/2007          32,400,000
     13,950,000   ROCHESTER MN HEALTH CARE SERIES 92-C                                  3.65         12/13/2007          13,950,000
      7,870,000   SAN ANTONIO ELECTRIC & GAS                                            3.73         10/10/2007           7,870,000
     12,000,000   SAN ANTONIO ELECTRIC & GAS                                            3.73         10/11/2007          12,000,000
     20,900,000   SAN ANTONIO ELECTRIC & GAS SERIES A                                   3.70         10/11/2007          20,900,000
     15,150,000   SAN ANTONIO ELECTRIC & GAS SERIES A                                   3.74         10/11/2007          15,150,000
     30,000,000   TEXAS DEPARTMENT OF TRANSPORTATION                                    3.63         11/15/2007          30,000,000
      6,850,000   UNIVERSITY OF CALIFORNIA SERIES A                                     3.65         10/05/2007           6,850,000
     25,000,000   UNIVERSITY OF TEXAS                                                   3.65         11/05/2007          25,000,000
     25,000,000   UNIVERSITY OF TEXAS                                                   3.65         11/06/2007          25,000,000
      7,150,000   UNIVERSITY OF TEXAS SYSTEM                                            3.74         10/11/2007           7,150,000
     21,360,000   UNIVERSITY OF TEXAS SYSTEM SERIES A                                   3.74         10/10/2007          21,360,000

TOTAL COMMERCIAL PAPER (COST $553,968,000)                                                                              553,968,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,004,983,034)*                                             100.06%                                         $  5,004,983,034

OTHER ASSETS AND LIABILITIES, NET                                   (0.06)                                               (3,190,109)
                                                                   ------                                          ----------------

TOTAL NET ASSETS                                                   100.00%                                         $  5,001,792,925
                                                                   ------                                          ----------------

--------------------------------------------------------------------------------
SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)   Illiquid security.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

64 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 2.93%
$    16,000,000   ARKLE MASTER ISSUER PLC+/-++                                          5.55%        11/19/2007    $     16,000,000
     70,000,000   ARKLE MASTER ISSUER PLC SERIES 2007 CLASS 1A+/-++                     5.55         05/17/2008          70,000,000
     28,657,190   CARMAX AUTO OWNER TRUST                                               5.33         06/16/2008          28,657,190
     65,000,000   GRANITE MASTER ISSUER PLC+/-                                          5.55         12/17/2049          65,000,000
      7,000,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                      5.56         04/15/2008           7,000,000
     22,068,126   USAA AUTO OWNER TRUST                                                 5.34         07/11/2008          22,068,126
     46,597,094   WACHOVIA AUTO OWNER TRUST                                             5.34         07/18/2008          46,597,094

TOTAL ASSET BACKED SECURITIES (COST $255,322,410)                                                                       255,322,410
                                                                                                                   ----------------
CERTIFICATES OF DEPOSIT: 5.02%
     28,000,000   ABN-AMRO BANK (LONDON)                                                5.32         10/16/2007          28,000,000
     45,000,000   BARCLAYS BANK PLC                                                     5.34         12/05/2007          45,000,000
     28,000,000   BARCLAYS BANK PLC (NEW YORK)                                          5.32         10/16/2007          28,000,000
     46,000,000   CALYON (NEW YORK) SERIES YCD+/-                                       5.30         09/13/2007          45,999,695
     44,000,000   NATIXIS+/-                                                            5.40         03/06/2008          44,000,000
    200,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                    5.45         07/29/2008         199,902,385
     47,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                  5.27         04/03/2008          46,993,211

TOTAL CERTIFICATES OF DEPOSIT (COST $437,895,291)                                                                       437,895,291
                                                                                                                   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.21%
     18,436,754   PARAGON MORTGAGES PLC SERIES 12A+/-++                                 5.60         09/15/2007          18,436,754

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $18,436,754)                                                             18,436,754
                                                                                                                   ----------------
COMMERCIAL PAPER: 34.71%
     50,000,000   ANZ NATIONAL INTERNATIONAL LIMITED++^                                 5.25         10/25/2007          49,628,125
     75,000,000   ASSCHER FINANCE CORPORATION++^                                        5.21         12/03/2007          74,023,125
     86,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++^                          5.75         09/04/2007          86,000,000
     64,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++^                          6.10         09/05/2007          63,989,156
     40,000,000   ATLAS CAPITAL FUNDING CORPORATION++^                                  5.21         01/03/2008          39,299,544
     50,000,000   ATLAS CAPITAL FUNDING CORPORATION++^                                  5.28         11/07/2007          49,530,667
    150,000,000   BASF AG++^                                                            5.25         10/25/2007         148,885,437
     26,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                5.48         10/19/2007          26,000,000
    144,535,000   CHARIOT FUNDING LLC++^                                                6.25         09/28/2007         143,932,771
     35,000,000   CHARTA LLC++^                                                         5.30         10/26/2007          34,732,056
     97,000,000   CLIPPER RECEIVABLES COMPANY LLC++^                                    5.80         09/04/2007          97,000,000
     30,000,000   CLIPPER RECEIVABLES COMPANY LLC++^                                    6.30         09/07/2007          29,984,250
     70,000,000   COBBLER FUNDING LLC++^                                                5.27         10/25/2007          69,477,392
     85,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++^                                  5.31         11/09/2007          84,172,525
     30,000,000   CROWN POINT CAPITAL COMPANY++^                                        5.30         11/06/2007          29,721,750
     27,000,000   CROWN POINT CAPITAL COMPANY+/-++                                      5.31         12/14/2007          26,997,791
     63,719,000   CULLINAN FINANCE CORPORATION++^                                       5.30         11/05/2007          63,137,387
    155,000,000   EBBETS FUNDING LLC++^                                                 6.50         09/04/2007         155,000,000
     29,000,000   ERASMUS CAPITAL CORPORATION++^                                        6.50         09/04/2007          29,000,000
     35,000,000   FIVE FINANCE INCORPORATED++^                                          5.91         11/28/2007          34,511,604
     38,000,000   FIVE FINANCE INCORPORATED++^                                          5.91         12/05/2007          37,432,312
     75,000,000   GALLEON CAPITAL LLC++^                                                5.80         09/04/2007          75,000,000
     73,000,000   GALLEON CAPITAL LLC++^                                                6.30         09/07/2007          72,961,675

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 65


PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$    25,000,000   GEMINI SECURITIZATION LLC++^                                          5.26%        09/14/2007    $     24,963,472
     25,000,000   GEMINI SECURITIZATION LLC++^                                          5.33         10/01/2007          24,900,062
     75,000,000   GERMAN RESIDENTIAL FUNDING+/-                                         5.48         11/23/2007          75,000,000
    110,000,000   GRAMPIAN FUNDING LLC++^                                               5.33         09/06/2007         109,967,428
    200,000,000   HARRIER FINANCE FUNDING US LLC++^                                     5.29         10/25/2007         198,501,167
     10,000,000   HARRIER FINANCE FUNDING US LLC++^                                     5.29         11/08/2007           9,904,486
     10,216,000   HUDSON-THAMES LLC++^                                                  5.26         09/19/2007          10,193,610
      9,000,000   K2 (USA) LLC++^                                                       6.25         09/04/2007           9,000,000
     20,000,000   LEXINGTON PARKER CAPITAL CORPORATION++^                               5.30         11/06/2007          19,814,500
     17,000,000   LIBERTY STREET FUNDING LLC++^                                         6.00         09/04/2007          17,000,000
     16,500,000   MONUMENT GLOBAL FUNDING II+/-++                                       5.34         12/20/2007          16,500,000
     23,006,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                            5.26         10/26/2007          22,831,206
     60,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                            5.75         09/04/2007          60,000,000
     69,000,000   NORTH SEA FUNDING LLC++^                                              6.35         09/07/2007          68,963,487
     32,000,000   SAINT GERMAIN HOLDINGS INCORPORATED++^                                5.33         09/07/2007          31,985,787
     50,000,000   SEDNA FINANCE INCORPORATED++^                                         5.27         11/01/2007          49,575,472
     80,000,000   SHEFFIELD RECEIVABLES++^                                              6.15         09/05/2007          79,986,333
    124,000,000   SHEFFIELD RECEIVABLES++^                                              6.50         09/05/2007         123,977,611
    160,000,000   STANFIELD VICTORIA FUNDING+/-++                                       5.48         02/15/2008         159,985,979
     16,000,000   SURREY FUNDING CORPORATION++^                                         6.15         09/05/2007          15,997,267
     45,000,000   SURREY FUNDING CORPORATION++^                                         6.50         09/05/2007          44,991,875
    110,000,000   THAMES ASSET GLOBAL SECURITIZATION++^                                 6.30         09/20/2007         109,692,000
     45,000,000   VICTORIA FINANCE LLC++^                                               5.23         11/26/2007          44,457,388
    118,145,000   WESTPAC SECURITIES NZ LT++^                                           5.25         09/25/2007         117,783,181
     13,454,000   WHISTLEJACKET CAPITAL LLC++^                                          5.26         09/25/2007          13,412,719
     45,502,000   WHISTLEJACKET CAPITAL LLC++^                                          5.28         10/25/2007          45,161,645

TOTAL COMMERCIAL PAPER (COST $3,024,964,242)                                                                          3,024,964,242
                                                                                                                   ----------------
CORPORATE BONDS & NOTES: 0.36%
     31,835,000   HSBC FINANCE CORPORATION                                              5.84         02/15/2008          31,904,819

TOTAL CORPORATE BONDS & NOTES (COST $31,904,819)                                                                         31,904,819
                                                                                                                   ----------------
EXTENDABLE BONDS: 8.95%
     57,300,000   ALLIED IRISH BANKS PLC+/-++                                           5.52         09/18/2008          57,300,000
     63,500,000   BANK OF IRELAND+/-++                                                  5.54         09/19/2008          63,500,000
     40,000,000   BASF FINANCE EUROPE NV+/-++                                           5.35         09/19/2008          40,000,000
     45,000,000   BNP PARIBAS SA+/-                                                     5.33         06/16/2008          45,000,000
     44,000,000   DNB NOR BANK ASA+/-++                                                 5.51         09/24/2008          44,000,000
     88,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                      5.63         09/12/2008          88,000,000
     90,000,000   HBOS TREASURY SERVICES PLC SERIES MTN+/-++                            5.30         09/05/2008          90,000,000
      5,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                          5.47         06/06/2008           5,000,000
     44,000,000   INTESA BANK (IRELAND) PLC+/-++                                        5.52         09/24/2008          44,000,000
     31,000,000   IRISH LIFE & PERMANENT PLC+/-++                                       5.52         09/19/2008          31,000,000
     60,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                               5.51         08/22/2008          60,000,000
     27,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                               5.52         09/17/2008          27,000,000
     12,000,000   MORGAN STANLEY+/-                                                     5.15         09/02/2008          12,000,000
     15,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                      5.38         07/03/2008          15,000,000

66 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
EXTENDABLE BONDS (continued)
$    61,000,000   NORDEA BANK AB+/-++                                                   5.56%        09/10/2008      $   61,000,000
     48,000,000   PARCS MASTER TRUST+/-++(i)                                            5.36         09/20/2007          48,000,000
      4,000,000   PREMIUM ASSET TRUST+/-++                                              5.67         09/12/2008           4,000,000
     45,000,000   TOTTA IRELAND PLC+/-++                                                5.33         09/05/2008          45,000,000

TOTAL EXTENDABLE BONDS (COST $779,800,000)                                                                              779,800,000
                                                                                                                     --------------
MEDIUM TERM NOTES: 10.67%
     31,000,000   ALLSTATE LIFE GLOBAL FUND TRUST SERIES MTN+/-                         5.60         11/14/2007          31,002,947
     15,000,000   ATLAS CAPITAL FUNDING CORPORATION+/-++                                5.32         12/10/2007          15,000,000
     30,000,000   BEAR STEARNS COMPANY INCORPORATED+/-                                  5.61         07/11/2008          30,000,000
     47,000,000   CULLINAN FINANCE CORPORATION SERIES MTN+/-++                          5.32         01/04/2008          46,997,052
    100,000,000   DANSKE BANK AS+/-++                                                   5.51         09/19/2008         100,000,000
     40,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                               5.41         01/31/2008          40,012,510
     35,000,000   HUDSON-THAMES LLC+/-++                                                5.34         07/07/2008          35,000,000
     50,000,000   JACKSON NATIONAL LIFE FUND                                            5.87         02/12/2008          50,084,295
    135,000,000   JOHN HANCOCK GLOBAL FUNDING II+/-++                                   5.87         02/20/2008         135,220,650
     55,000,000   K2 (USA) LLC+/-++                                                     5.34         08/08/2008          54,989,811
     18,500,000   KESTREL FUNDING US LLC SERIES MTN+/-++                                5.33         09/21/2007          18,499,831
     14,500,000   MBIA GLOBAL FUNDING LLC+/-++                                          5.61         01/11/2008          14,504,054
     50,000,000   MBIA GLOBAL FUNDING LLC+/-++                                          5.61         03/14/2008          49,999,923
     44,000,000   PYXIS MASTER TRUST SERIES 2007-1+/-++(i)                              5.56         12/20/2007          44,000,000
     25,000,000   PYXIS MASTER TRUST SERIES 2007-3+/-++(i)                              5.52         11/27/2007          25,000,000
     24,000,000   SEDNA FINANCE INCORPORATED+/-++                                       5.32         10/12/2007          23,999,631
     20,000,000   SEDNA FINANCE INCORPORATED+/-++                                       5.32         01/18/2008          19,998,535
     32,000,000   SEDNA FINANCE INCORPORATED+/-++                                       5.32         03/25/2008          31,997,366
     70,000,000   SEDNA FINANCE INCORPORATED SERIES MTN++                               5.35         05/29/2008          70,000,000
     14,000,000   VETRA FINANCE INCORPORATED SERIES MTN+/-++                            5.33         12/06/2007          13,999,643
     65,000,000   ZELA FINANCE INCORPORATED+/-++                                        5.33         01/25/2008          64,997,453
     15,000,000   ZELA FINANCE INCORPORATED SERIES MTN+/-++                             5.33         12/07/2007          14,999,613

TOTAL MEDIUM TERM NOTES (COST $930,303,314)                                                                             930,303,314
                                                                                                                     --------------
MUNICIPAL BONDS & NOTES: 0.46%
     20,760,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                  BANK OF AMERICA NA LOC)+/-SS.                                         5.51         11/01/2028          20,760,000
     19,000,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
                  D (HEFAR, AMBAC INSURED)+/-SS.                                        5.50         12/01/2046          19,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $39,760,000)                                                                         39,760,000
                                                                                                                     --------------
REPURCHASE AGREEMENTS: 26.48%
    700,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $700,418,444)                              5.38         09/04/2007         700,000,000
    700,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $700,420,000)                   5.40         09/04/2007         700,000,000
    561,585,307   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $561,922,258)                   5.40         09/04/2007         561,585,307
    173,000,000   LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $173,104,953)                   5.46         09/04/2007         173,000,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 67


PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
REPURCHASE AGREEMENTS (continued)
$   173,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $173,104,953)                   5.46%        09/04/2007      $  173,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,307,585,307)                                                                     2,307,585,307
                                                                                                                     --------------
SECURED MASTER NOTE AGREEMENT: 2.67%
     75,700,000   BANK OF AMERICA SECURITIES LLC+/-SS.(e)                               5.44             --              75,700,000
    156,700,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-++SS.(e)                      5.45             --             156,700,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $232,400,000)                                                                 232,400,000
                                                                                                                     --------------
TIME DEPOSITS: 9.43%
    169,000,000   CITIBANK NA (NASSAU)                                                  5.00         09/04/2007         169,000,000
    210,000,000   DEXIA BANK SA (BRUSSELS)                                              5.38         09/04/2007         210,000,000
     80,000,000   FORTIS BANK (GRAND CAYMAN)                                            5.40         09/04/2007          80,000,000
    200,000,000   NATIONAL AUSTRALIA BANK (CAYMAN ISLAND)                               5.13         09/04/2007         200,000,000
    163,000,000   ROYAL BANK OF SCOTLAND PLC                                            5.13         09/04/2007         163,000,000

TOTAL TIME DEPOSITS (COST $822,000,000)                                                                                 822,000,000
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,880,372,137)*                                          101.89%                                              $8,880,372,137
OTHER ASSETS AND LIABILITIES, NET                                (1.89)                                                (164,532,475)
                                                                ------                                               --------------

TOTAL NET ASSETS                                                100.00%                                              $8,715,839,662
                                                                ------                                               --------------

--------------------------------------------------------------------------------
+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^     Zero coupon bond. Interest rate presented is yield to maturity.

(i)   Illiquid security.

SS. These securities are subject to a demand feature which reduces the effective maturity.

(e)   The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

68 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
US TREASURY SECURITIES: 1.57%

US TREASURY BILLS: 1.57%
$    50,000,000   US TREASURY BILL^                                                     4.99%        09/20/2007      $   49,891,556
     50,000,000   US TREASURY BILL^                                                     4.94         01/03/2008          49,190,813

                                                                                                                         99,082,369
                                                                                                                     --------------

TOTAL US TREASURY SECURITIES (COST $99,082,369)                                                                          99,082,369
                                                                                                                     --------------
REPURCHASE AGREEMENTS: 98.71%
     75,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $75,041,667)                    5.00         09/04/2007          75,000,000
    750,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $750,541,667)                   5.20         09/05/2007         750,000,000
    400,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $400,324,000)                   4.86         09/06/2007         400,000,000
    935,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $935,529,833)                   5.10         09/04/2007         935,000,000
    100,872,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,928,040)                              5.00         09/04/2007         100,872,000
  1,000,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,566,667)              5.10         09/04/2007       1,000,000,000
    350,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $350,200,278)                              5.15         09/04/2007         350,000,000
  1,250,000,000   JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,250,708,333)                 5.10         09/04/2007       1,250,000,000
    850,000,000   MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $850,481,667)                   5.10         09/04/2007         850,000,000
    500,000,000   UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $500,282,778)                              5.09         09/04/2007         500,000,000

TOTAL REPURCHASE AGREEMENTS (COST $6,210,872,000)                                                                     6,210,872,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $6,309,954,369)*                                          100.28%                                              $6,309,954,369
OTHER ASSETS AND LIABILITIES, NET                                (0.28)                                                 (17,692,452)
                                                                ------                                               --------------

TOTAL NET ASSETS                                                100.00%                                              $6,292,261,917
                                                                ------                                               --------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 69


100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
US TREASURY SECURITIES: 100.32%

US TREASURY BILLS: 94.15%
$   100,000,000   US TREASURY BILL^                                                     1.25%        09/06/2007      $   99,993,056
     42,855,000   US TREASURY BILL^                                                     1.50         09/06/2007          42,851,429
    125,000,000   US TREASURY BILL^                                                     4.71         09/06/2007         124,967,708
    200,000,000   US TREASURY BILL^                                                     4.76         09/06/2007         199,947,722
    100,000,000   US TREASURY BILL^                                                     5.02         09/06/2007          99,972,221
     20,000,000   US TREASURY BILL^                                                     2.50         09/13/2007          19,987,500
    100,000,000   US TREASURY BILL^                                                     4.26         09/13/2007          99,893,750
    100,000,000   US TREASURY BILL^                                                     4.35         09/13/2007          99,891,500
    200,000,000   US TREASURY BILL^                                                     4.58         09/13/2007         199,772,000
    116,686,000   US TREASURY BILL^                                                     4.71         09/13/2007         116,550,207
     72,224,000   US TREASURY BILL^                                                     4.72         09/13/2007          72,139,949
    100,000,000   US TREASURY BILL^                                                     2.71         09/20/2007          99,880,000
     50,000,000   US TREASURY BILL^                                                     3.06         09/20/2007          49,932,222
     14,060,000   US TREASURY BILL^                                                     3.11         09/20/2007          14,040,628
     75,000,000   US TREASURY BILL^                                                     3.16         09/20/2007          74,895,000
    100,000,000   US TREASURY BILL^                                                     4.54         09/20/2007          99,800,667
     30,000,000   US TREASURY BILL^                                                     4.68         09/20/2007          29,938,267
    125,000,000   US TREASURY BILL^                                                     4.53         09/27/2007         124,639,826
    100,000,000   US TREASURY BILL^                                                     4.70         09/27/2007          99,703,556
    175,000,000   US TREASURY BILL^                                                     4.85         10/04/2007         174,301,458
     50,000,000   US TREASURY BILL^                                                     4.87         10/04/2007          49,799,375
     18,315,000   US TREASURY BILL^                                                     4.82         10/11/2007          18,225,211
    117,591,000   US TREASURY BILL^                                                     4.89         10/11/2007         117,007,258
     50,000,000   US TREASURY BILL^                                                     4.88         10/18/2007          49,705,139
    250,000,000   US TREASURY BILL^                                                     4.91         10/18/2007         248,519,583
     32,000,000   US TREASURY BILL^                                                     4.83         10/25/2007          31,783,760
    350,000,000   US TREASURY BILL^                                                     4.96         10/25/2007         347,572,896
    400,000,000   US TREASURY BILL^                                                     4.89         11/01/2007         396,887,333
    400,000,000   US TREASURY BILL^                                                     4.84         11/08/2007         396,547,778
     25,000,000   US TREASURY BILL^                                                     4.94         11/08/2007          24,782,431
        355,000   US TREASURY BILL^                                                     4.30         11/15/2007             351,983
    300,000,000   US TREASURY BILL^                                                     4.69         11/15/2007         297,219,000
    100,000,000   US TREASURY BILL^                                                     4.77         11/15/2007          99,063,000
     72,699,000   US TREASURY BILL^                                                     2.75         11/23/2007          72,258,767
    248,790,000   US TREASURY BILL^                                                     2.87         11/23/2007         247,214,330
    100,000,000   US TREASURY BILL^                                                     2.57         11/29/2007          99,390,833
    250,000,000   US TREASURY BILL^                                                     4.68         11/29/2007         247,234,861
     50,000,000   US TREASURY BILL^                                                     4.82         11/29/2007          49,436,819
     50,000,000   US TREASURY BILL^                                                     4.89         11/29/2007          49,429,533
     50,000,000   US TREASURY BILL^                                                     4.83         12/06/2007          49,390,979
     50,000,000   US TREASURY BILL^                                                     4.91         12/06/2007          49,380,646
     50,000,000   US TREASURY BILL^                                                     4.89         12/13/2007          49,337,500
     35,652,000   US TREASURY BILL^                                                     4.82         12/20/2007          35,153,432
     27,070,000   US TREASURY BILL^                                                     4.86         12/20/2007          26,688,227
     20,290,000   US TREASURY BILL^                                                     3.69         12/27/2007          20,056,124
     75,000,000   US TREASURY BILL^                                                     4.93         01/03/2008          73,788,740

70 Wells Fargo Advantage Money Market Funds

                           Portfolio of Investments--August 31, 2007 (Unaudited)


100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BILLS (CONTINUED)
$    50,000,000   US TREASURY BILL^                                                     4.99%        01/17/2008      $   49,087,812
     50,000,000   US TREASURY BILL^                                                     3.77         02/21/2008          49,126,389

                                                                                                                      5,187,538,405
                                                                                                                     --------------
US TREASURY NOTES: 6.17%
    150,000,000   US TREASURY NOTE                                                      3.00         11/15/2007         149,539,603
     67,150,000   US TREASURY NOTE                                                      4.00         09/30/2007          67,112,273
    123,000,000   US TREASURY NOTE                                                      4.25         10/31/2007         123,042,945

                                                                                                                        339,694,821
                                                                                                                     --------------

TOTAL US TREASURY SECURITIES (COST $5,527,233,226)                                                                    5,527,233,226
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,527,233,226)*                                          100.32%                                              $5,527,233,226
OTHER ASSETS AND LIABILITIES, NET                                (0.32)                                                 (17,492,004)
                                                                ------                                               --------------

TOTAL NET ASSETS                                                100.00%                                              $5,509,741,222
                                                                ------                                               --------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

72 Wells Fargo Advantage Money Market Funds

               Statements of Assets and Liabilities--August 31, 2007 (Unaudited)


                                                                                            California Tax-Free    Cash Investment
                                                                                                Money Market         Money Market
                                                                                                   Fund                  Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ....................................................   $     3,826,696,579   $  15,957,322,805
      Repurchase Agreements .............................................................                     0       2,167,753,285
                                                                                            ----------------------------------------
   Total investments at market value (see cost below) ...................................         3,826,696,579      18,125,076,090
                                                                                            ----------------------------------------
   Cash .................................................................................                50,849              66,115
   Receivable for Fund shares issued ....................................................                15,824             695,892
   Receivable for investments sold ......................................................                     0                   0
   Receivables for dividends and interest ...............................................            19,798,595          40,058,751
                                                                                            ----------------------------------------
Total assets ............................................................................         3,846,561,847      18,165,896,848
                                                                                            ----------------------------------------

LIABILITIES
   Payable for investments purchased ....................................................                     0          96,535,962
   Dividends payable ....................................................................             2,239,246          38,036,086
   Payable to investment advisor and affiliates (Note 3) ................................             1,261,303           3,456,258
   Accrued expenses and other liabilities ...............................................               992,019           1,905,046
                                                                                            ----------------------------------------
Total liabilities .......................................................................             4,492,568         139,933,352
                                                                                            ----------------------------------------
TOTAL NET ASSETS ........................................................................   $     3,842,069,279   $  18,025,963,496
                                                                                            ========================================

NET ASSETS CONSIST OF
   Paid-in capital ......................................................................   $     3,841,860,906   $  18,026,273,393
   Undistributed net investment income (loss) ...........................................                (1,039)             (7,751)
   Undistributed net realized gain (loss) on investments ................................               209,412            (302,146)
                                                                                            ----------------------------------------
TOTAL NET ASSETS ........................................................................   $     3,842,069,279   $  18,025,963,496
                                                                                            ========================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .................................................................   $     3,260,561,687                  NA
   Shares outstanding - Class A .........................................................         3,260,334,459                  NA
   Net asset value per share - Class A ..................................................   $              1.00                  NA
   Net assets - Administrator Class .....................................................                    NA   $   1,733,794,924
   Shares outstanding - Administrator Class .............................................                    NA       1,733,813,490
   Net asset value and offering price per share - Administrator Class ...................                    NA   $            1.00
   Net assets - Institutional Class .....................................................                    NA   $   7,944,533,752
   Shares outstanding - Institutional Class .............................................                    NA       7,944,686,786
   Net asset value and offering price per share - Institutional Class ...................                    NA   $            1.00
   Net assets - Select Class ............................................................                    NA   $   1,998,871,403
   Shares outstanding - Select Class ....................................................                    NA       1,998,857,961
   Net asset value and offering price per share - Select Class ..........................                    NA   $            1.00
   Net assets - Service Class ...........................................................   $       581,507,592   $   6,348,763,417
   Shares outstanding - Service Class ...................................................           581,473,901       6,349,404,379
   Net asset value and offering price per share - Service Class .........................   $              1.00   $            1.00
                                                                                            ----------------------------------------

Investments at cost .....................................................................   $     3,826,696,579   $  18,125,076,090
                                                                                            ----------------------------------------

--------------------------------------------------------------------------------

1     Each Fund has an unlimited number of authorized shares.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 73


                                                                                                                       National
                                                                                Government          Heritage           Tax-Free
                                                                               Money Market       Money Market       Money Market
                                                                                   Fund               Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $  5,586,714,286   $    814,607,598   $  5,004,983,034
      Repurchase Agreements ..............................................     16,649,422,000        228,941,895                  0
                                                                             -------------------------------------------------------
   Total investments at market value (see cost below) ....................     22,236,136,286      1,043,549,493      5,004,983,034
                                                                             -------------------------------------------------------
   Cash ..................................................................             50,560             50,000          3,875,984
   Receivable for Fund shares issued .....................................          1,930,722             11,735                  0
   Receivable for investments sold .......................................                  0                  0         89,551,468
   Receivables for dividends and interest ................................         36,299,484          2,189,647         25,315,246
                                                                             -------------------------------------------------------
Total assets .............................................................     22,274,417,052      1,045,800,875      5,123,725,732
                                                                             -------------------------------------------------------

LIABILITIES
   Payable for investments purchased .....................................         76,650,256         19,883,304        112,849,408
   Dividends payable .....................................................         57,905,011          2,631,884          7,149,887
   Payable to investment advisor and affiliates (Note 3) .................          4,363,365            167,353          1,110,405
   Accrued expenses and other liabilities ................................          2,522,743             54,505            823,107
                                                                             -------------------------------------------------------
Total liabilities ........................................................        141,441,375         22,737,046        121,932,807
                                                                             -------------------------------------------------------
TOTAL NET ASSETS .........................................................   $ 22,132,975,677   $  1,023,063,829   $  5,001,792,925
                                                                             =======================================================

NET ASSETS CONSIST OF
   Paid-in capital .......................................................   $ 22,132,944,657   $  1,023,061,645   $  5,001,811,781
   Undistributed net investment income (loss) ............................             31,020                 (1)                 1
   Undistributed net realized gain (loss) on investments .................                  0              2,185            (18,857)
                                                                             -------------------------------------------------------
TOTAL NET ASSETS .........................................................   $ 22,132,975,677   $  1,023,063,829   $  5,001,792,925
                                                                             =======================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ..................................................   $  2,766,737,105                 NA   $  1,310,507,456
   Shares outstanding - Class A ..........................................      2,766,738,056                 NA      1,310,502,215
   Net asset value per share - Class A ...................................   $           1.00                 NA   $           1.00
   Net assets - Administrator Class ......................................   $  1,422,670,250   $    311,794,383   $    568,671,754
   Shares outstanding - Administrator Class ..............................      1,422,671,976        311,794,320        568,635,860
   Net asset value and offering price per share - Administrator Class ....   $           1.00   $           1.00   $           1.00
   Net assets - Institutional Class ......................................   $ 11,688,072,115   $    556,766,048   $  1,665,246,121
   Shares outstanding - Institutional Class ..............................     11,688,071,923        556,763,993      1,665,305,613
   Net asset value and offering price per share - Institutional Class ....   $           1.00   $           1.00   $           1.00
   Net assets - Select Class .............................................                 NA   $    154,503,398                 NA
   Shares outstanding - Select Class .....................................                 NA        154,503,332                 NA
   Net asset value and offering price per share - Select Class ...........                 NA   $           1.00                 NA
   Net assets - Service Class ............................................   $  6,255,496,207                 NA   $  1,457,367,594
   Shares outstanding - Service Class ....................................      6,255,502,178                 NA      1,457,187,396
   Net asset value and offering price per share - Service Class ..........   $           1.00                 NA   $           1.00
                                                                             -------------------------------------------------------

Investments at cost ......................................................   $ 22,236,136,286   $  1,043,549,493   $  5,004,983,034
                                                                             -------------------------------------------------------

                                                                                  Prime
                                                                                Investment        Treasury Plus      100% Treasury
                                                                               Money Market       Money Market       Money Market
                                                                                   Fund               Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $  6,572,786,830   $     99,082,369   $  5,527,233,226
      Repurchase Agreements ..............................................      2,307,585,307      6,210,872,000                  0
                                                                             -------------------------------------------------------
   Total investments at market value (see cost below) ....................      8,880,372,137      6,309,954,369      5,527,233,226
                                                                             -------------------------------------------------------
   Cash ..................................................................             50,000             50,128             51,457
   Receivable for Fund shares issued .....................................                  0             51,208          1,165,619
   Receivable for investments sold .......................................                  0                  0                  0
   Receivables for dividends and interest ................................         16,630,122          3,787,262          4,331,082
                                                                             -------------------------------------------------------
Total assets .............................................................      8,897,052,259      6,313,842,967      5,532,781,384
                                                                             -------------------------------------------------------

LIABILITIES
   Payable for investments purchased .....................................        147,124,312                  0                  0
   Dividends payable .....................................................         31,585,578         18,868,981         20,197,347
   Payable to investment advisor and affiliates (Note 3) .................          1,859,325          1,678,464          1,276,736
   Accrued expenses and other liabilities ................................            643,382          1,033,605          1,566,079
                                                                             -------------------------------------------------------
Total liabilities ........................................................        181,212,597         21,581,050         23,040,162
                                                                             -------------------------------------------------------
TOTAL NET ASSETS .........................................................   $  8,715,839,662   $  6,292,261,917   $  5,509,741,222
                                                                             =======================================================

NET ASSETS CONSIST OF
   Paid-in capital .......................................................   $  8,715,801,577   $  6,292,322,397   $  5,508,897,471
   Undistributed net investment income (loss) ............................                  2                643            191,897
   Undistributed net realized gain (loss) on investments .................             38,083            (61,123)           651,854
                                                                             -------------------------------------------------------
TOTAL NET ASSETS .........................................................   $  8,715,839,662   $  6,292,261,917   $  5,509,741,222
                                                                             =======================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ..................................................                 NA   $  2,787,974,645   $    269,032,120
   Shares outstanding - Class A ..........................................                 NA      2,788,043,533        268,958,448
   Net asset value per share - Class A ...................................                 NA   $           1.00   $           1.00
   Net assets - Administrator Class ......................................                 NA                 NA                 NA
   Shares outstanding - Administrator Class ..............................                 NA                 NA                 NA
   Net asset value and offering price per share - Administrator Class ....                 NA                 NA                 NA
   Net assets - Institutional Class ......................................   $  7,535,531,328   $  2,476,295,407                 NA
   Shares outstanding - Institutional Class ..............................      7,535,511,559      2,476,458,032                 NA
   Net asset value and offering price per share - Institutional Class ....   $           1.00   $           1.00                 NA
   Net assets - Select Class .............................................                 NA                 NA                 NA
   Shares outstanding - Select Class .....................................                 NA                 NA                 NA
   Net asset value and offering price per share - Select Class ...........                 NA                 NA                 NA
   Net assets - Service Class ............................................   $  1,180,308,334   $  1,027,991,865   $  5,240,709,102
   Shares outstanding - Service Class ....................................      1,180,297,481      1,028,036,927      5,239,943,929
   Net asset value and offering price per share - Service Class ..........   $           1.00   $           1.00   $           1.00
                                                                             -------------------------------------------------------

Investments at cost ......................................................   $  8,880,372,137   $  6,309,954,369   $  5,527,233,226
                                                                             -------------------------------------------------------

74 Wells Fargo Advantage Money Market Funds

  Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)


                                                                                            California Tax-Free    Cash Investment
                                                                                                Money Market         Money Market
                                                                                                    Fund                 Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .............................................................................   $        68,559,263   $     457,818,474
                                                                                            ----------------------------------------
Total investment income .................................................................            68,559,263         457,818,474
                                                                                            ----------------------------------------
EXPENSES
   Advisory fees ........................................................................             5,277,776           8,455,083
   Administration fees
      Fund Level ........................................................................               936,372           3,302,918
      Class A ...........................................................................             3,528,017                 N/A
      Administrator Class ...............................................................                   N/A             779,826
      Institutional Class ...............................................................                   N/A           3,389,295
      Select Class ......................................................................                   N/A                   1
      Service Class .....................................................................               322,919           3,849,218
   Custody fees .........................................................................               374,549           1,691,017
   Shareholder servicing fees (Note 3) ..................................................             4,681,858           8,799,031
   Accounting fees ......................................................................                98,265             410,709
   Professional fees ....................................................................                24,848              89,893
   Registration fees ....................................................................                10,083              56,489
   Shareholder reports ..................................................................                89,343             121,481
   Trustees' fees .......................................................................                 4,478               4,478
   Other fees and expenses ..............................................................                40,978             207,357
                                                                                            ----------------------------------------
Total expenses ..........................................................................            15,389,486          31,156,796
                                                                                            ----------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .........................................            (3,753,574)         (3,614,705)
   Net expenses .........................................................................            11,635,912          27,542,091
                                                                                            ----------------------------------------
Net investment income (loss) ............................................................            56,923,351         430,276,383
                                                                                            ----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......................               123,855              88,332
                                                                                            ----------------------------------------
Net realized gain and loss from investments .............................................               123,855              88,332
                                                                                            ----------------------------------------
Net realized and unrealized gain (loss) on investments ..................................               123,855              88,332
                                                                                            ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................   $        57,047,206   $     430,364,715
                                                                                            ========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)

                                     Wells Fargo Advantage Money Market Funds 75


                                                                               Government          Heritage       National Tax-Free
                                                                              Money Market       Money Market        Money Market
                                                                                  Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .............................................................   $    507,850,791   $     22,132,233   $      85,674,156
                                                                            --------------------------------------------------------
Total investment income .................................................        507,850,791         22,132,233          85,674,156
                                                                            --------------------------------------------------------

EXPENSES
   Advisory fees ........................................................          9,520,331            410,283           2,295,367
   Administration fees
      Fund Level ........................................................          3,622,493            205,142           1,147,136
      Class A ...........................................................          3,510,845                N/A           1,349,924
      Administrator Class ...............................................            652,557            158,267             277,882
      Institutional Class ...............................................          3,518,858            183,414             575,664
      Select Class ......................................................                N/A                  1                 N/A
      Service Class .....................................................          3,448,034                N/A             821,165
   Custody fees .........................................................          1,904,066             82,057             459,073
   Shareholder servicing fees (Note 3) ..................................         11,825,557            158,267           3,522,647
   Accounting fees ......................................................            460,776             36,777             121,202
   Professional fees ....................................................            126,814             14,212              25,694
   Registration fees ....................................................             67,877              9,055              38,301
   Shareholder reports ..................................................            290,224              8,185              32,373
   Trustees' fees .......................................................              4,478              4,478               4,478
   Other fees and expenses ..............................................            211,718             11,716              27,056
                                                                            --------------------------------------------------------
Total expenses ..........................................................         39,164,628          1,281,854          10,697,962
                                                                            --------------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................         (3,498,683)          (238,486)         (1,357,409)
   Net expenses .........................................................         35,665,945          1,043,368           9,340,553
                                                                            --------------------------------------------------------
Net investment income (loss) ............................................        472,184,846         21,088,865          76,333,603
                                                                            --------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......                  0              2,035               6,558
                                                                            --------------------------------------------------------
Net realized gain and loss from investments .............................                  0              2,035               6,558
                                                                            --------------------------------------------------------
Net realized and unrealized gain (loss) on investments ..................                  0              2,035               6,558
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $    472,184,846   $     21,090,900   $      76,340,161
                                                                            ========================================================

                                                                            Prime Investment    Treasury Plus       100% Treasury
                                                                              Money Market      Money Market         Money Market
                                                                                  Fund              Fund                 Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .............................................................   $    264,483,989   $    163,304,493   $     126,212,067
                                                                            --------------------------------------------------------
Total investment income .................................................        264,483,989        163,304,493         126,212,067
                                                                            --------------------------------------------------------

EXPENSES
   Advisory fees ........................................................          4,913,927          3,173,516           7,135,351
   Administration fees
      Fund Level ........................................................          2,198,465          1,524,871           1,266,885
      Class A ...........................................................                N/A          3,278,838             305,014
      Administrator Class ...............................................                N/A                N/A                 N/A
      Institutional Class ...............................................          2,899,952            780,839                 N/A
      Select Class ......................................................                N/A                N/A                 N/A
      Service Class .....................................................          1,546,785            848,505           2,905,953
   Custody fees .........................................................            982,785            634,703             512,054
   Shareholder servicing fees (Note 3) ..................................          3,222,468          5,493,671           6,400,675
   Accounting fees ......................................................            241,200            159,401             130,578
   Professional fees ....................................................             54,845             48,562              33,942
   Registration fees ....................................................             30,034             30,287               6,857
   Shareholder reports ..................................................             40,190             89,825             135,695
   Trustees' fees .......................................................              4,478              4,478               4,478
   Other fees and expenses ..............................................             99,261             81,900              56,730
                                                                            --------------------------------------------------------
Total expenses ..........................................................         16,234,390         16,149,396          18,894,212
                                                                            --------------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................         (1,979,824)          (974,537)         (5,884,896)
   Net expenses .........................................................         14,254,566         15,174,859          13,009,316
                                                                            --------------------------------------------------------
Net investment income (loss) ............................................        250,229,423        148,129,634         113,202,751
                                                                            --------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......             61,046             56,896             663,279
                                                                            --------------------------------------------------------
Net realized gain and loss from investments .............................             61,046             56,896             663,279
                                                                            --------------------------------------------------------
Net realized and unrealized gain (loss) on investments ..................             61,046             56,896             663,279
                                                                            --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $    250,290,469   $    148,186,530   $     113,866,030
                                                                            ========================================================

76 Wells Fargo Advantage Money Market Funds

                                             Statements of Changes in Net Assets


                                                                                             CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                 For the
                                                                                             Six Months Ended        For the
                                                                                             August 31, 2007        Year Ended
                                                                                               (Unaudited)       February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ..................................................................   $   3,564,648,630   $   2,968,478,627

OPERATIONS
   Net investment income (loss) ..........................................................          56,923,351          85,955,127
   Net realized gain (loss) on investments ...............................................             123,855             278,371
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................          57,047,206          86,233,498
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................         (48,264,505)        (73,672,973)
      Administrator Class ................................................................                  NA                  NA
      Institutional Class ................................................................                  NA                  NA
      Select Class .......................................................................                  NA                  NA
      Service Class ......................................................................          (8,658,846)        (12,294,228)
   Net realized gain on sales of investments
      Class A ............................................................................                   0             (99,645)
      Administrator Class ................................................................                  NA                  NA
      Institutional Class ................................................................                  NA                  NA
      Service Class ......................................................................                   0             (16,497)
                                                                                             --------------------------------------
Total distributions to shareholders ......................................................         (56,923,351)        (86,083,343)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................       2,302,852,632       4,534,176,857
   Reinvestment of distributions - Class A ...............................................          43,844,745          67,736,818
   Cost of shares redeemed - Class A .....................................................      (2,150,719,323)     (4,089,997,095)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Class A ............................................................................         195,978,054         511,916,580
                                                                                             --------------------------------------
   Proceeds from shares sold - Administrator Class .......................................                  NA                  NA
   Reinvestment of distributions - Administrator Class ...................................                  NA                  NA
   Cost of shares redeemed - Administrator Class .........................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class ................................................................                  NA                  NA
                                                                                             --------------------------------------
   Proceeds from shares sold - Institutional Class .......................................                  NA                  NA
   Reinvestment of distributions - Institutional Class ...................................                  NA                  NA
   Cost of shares redeemed - Institutional Class .........................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class ................................................................                  NA                  NA
                                                                                             --------------------------------------
   Proceeds from shares sold - Select Class ..............................................                  NA                  NA
   Reinvestment of distributions - Select Class ..........................................                  NA                  NA
   Cost of shares redeemed - Select Class ................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Select Class .......................................................................                  NA                  NA
                                                                                             --------------------------------------
   Proceeds from shares sold - Service Class .............................................         762,603,932       1,258,855,534
   Reinvestment of distributions - Service Class .........................................           5,238,188           8,607,569
   Cost of shares redeemed - Service Class ...............................................        (686,523,380)     (1,183,359,835)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Service Class ......................................................................          81,318,740          84,103,268
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ...         277,296,794         596,019,848
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         277,420,649         596,170,003
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $   3,842,069,279   $   3,564,648,630
                                                                                             ======================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Money Market Funds 77


                                                                                               CASH INVESTMENT MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended        For the
                                                                                               August 31, 2007      Year Ended
                                                                                                 (Unaudited)     February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ..................................................................   $  15,523,937,294   $  13,441,645,443

OPERATIONS
   Net investment income (loss) ..........................................................         430,276,383         705,586,673
   Net realized gain (loss) on investments ...............................................              88,332              29,853
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................         430,364,715         705,616,526
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................                  NA                  NA
      Administrator Class ................................................................         (39,501,522)        (55,224,311)
      Institutional Class ................................................................        (220,827,141)       (368,817,797)
      Select Class .......................................................................         (12,342,277)                 NA
      Service Class ......................................................................        (157,605,443)       (281,608,665)
   Net realized gain on sales of investments
      Class A ............................................................................                  NA                  NA
      Administrator Class ................................................................                   0                   0
      Institutional Class ................................................................                   0                   0
      Service Class ......................................................................                   0                   0
                                                                                             --------------------------------------
Total distributions to shareholders ......................................................        (430,276,383)       (705,650,773)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................                  NA                  NA
   Reinvestment of distributions - Class A ...............................................                  NA                  NA
   Cost of shares redeemed - Class A .....................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Class A ............................................................................                  NA                  NA
                                                                                             --------------------------------------
   Proceeds from shares sold - Administrator Class .......................................       3,979,090,989       4,956,432,912
   Reinvestment of distributions - Administrator Class ...................................          29,318,631          46,526,326
   Cost of shares redeemed - Administrator Class .........................................      (3,638,840,008)     (4,789,349,696)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class ................................................................         369,569,612         213,609,542
                                                                                             --------------------------------------
   Proceeds from shares sold - Institutional Class .......................................      37,439,632,382      52,128,219,750
   Reinvestment of distributions - Institutional Class ...................................         138,186,986         221,700,600
   Cost of shares redeemed - Institutional Class .........................................     (37,464,167,452)    (51,016,324,136)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class ................................................................         113,651,916       1,333,596,214
                                                                                             --------------------------------------
   Proceeds from shares sold - Select Class ..............................................       5,394,419,326                  NA
   Reinvestment of distributions - Select Class ..........................................           5,495,855                  NA
   Cost of shares redeemed - Select Class ................................................      (3,401,057,220)                 NA
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Select Class .......................................................................       1,998,857,961                  NA
                                                                                             --------------------------------------
   Proceeds from shares sold - Service Class .............................................      11,421,784,111      29,539,310,018
   Reinvestment of distributions - Service Class .........................................          77,297,519         134,606,385
   Cost of shares redeemed - Service Class ...............................................     (11,479,223,249)    (29,138,796,061)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Service Class ......................................................................          19,858,381         535,120,342
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ...       2,501,937,870       2,082,326,098
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       2,502,026,202       2,082,291,851
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $  18,025,963,496   $  15,523,937,294
                                                                                             ======================================

                                                                                                  GOVERNMENT MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                              August 31, 2007       Year Ended
                                                                                                (Unaudited)      February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ..................................................................   $  17,470,019,473   $  11,959,678,588
OPERATIONS
   Net investment income (loss) ..........................................................         472,184,846         714,945,746
   Net realized gain (loss) on investments ...............................................                   0                   0
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................         472,184,846         714,945,746
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .............................................................................         (74,903,614)        (89,894,504)
     Administrator Class .................................................................         (32,528,654)        (55,078,969)
     Institutional Class .................................................................        (225,850,069)       (318,193,725)
     Select Class ........................................................................                  NA                  NA
     Service Class .......................................................................        (138,902,508)       (251,802,670)
   Net realized gain on sales of investments
     Class A .............................................................................                   0                   0
     Administrator Class .................................................................                   0                   0
     Institutional Class .................................................................                   0                   0
     Service Class .......................................................................                   0                   0
                                                                                             --------------------------------------
Total distributions to shareholders ......................................................        (472,184,845)       (714,969,868)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................       1,436,631,598       2,649,631,520
   Reinvestment of distributions - Class A ...............................................          73,742,337          89,633,507
   Cost of shares redeemed - Class A .....................................................      (1,610,337,153)     (1,096,771,868)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share  transaction -
      Class A ............................................................................         (99,963,218)      1,642,493,159
                                                                                             --------------------------------------
   Proceeds from shares sold - Administrator Class .......................................       4,242,220,168       8,691,109,812
   Reinvestment of distributions - Administrator Class ...................................          15,280,296          39,414,503
   Cost of shares redeemed - Administrator Class .........................................      (4,014,598,098)     (8,426,988,500)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class ................................................................         242,902,366         303,535,815
                                                                                             --------------------------------------
   Proceeds from shares sold - Institutional Class .......................................      32,898,529,613      44,078,787,295
   Reinvestment of distributions - Institutional Class ...................................          88,325,887         101,125,444
   Cost of shares redeemed - Institutional Class .........................................     (29,065,468,687)    (40,921,972,860)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class ................................................................       3,921,386,813       3,257,939,879
                                                                                             --------------------------------------
   Proceeds from shares sold - Select Class ..............................................                  NA                  NA
   Reinvestment of distributions - Select Class ..........................................                  NA                  NA
   Cost of shares redeemed - Select Class ................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Select Class .......................................................................                  NA                  NA
                                                                                             --------------------------------------
   Proceeds from shares sold - Service Class .............................................      24,039,028,387      41,428,044,607
   Reinvestment of distributions - Service Class .........................................          15,789,273          28,448,345
   Cost of shares redeemed - Service Class ...............................................     (23,456,187,418)    (41,150,096,798)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Service Class ......................................................................         598,630,242         306,396,154
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ...       4,662,956,203       5,510,365,007
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       4,662,956,204       5,510,340,885
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $  22,132,975,677   $  17,470,019,473
                                                                                             ======================================

                                                                                                  HERITAGE MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                              August 31, 2007       Year Ended
                                                                                                (Unaudited)      February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ..................................................................   $     641,048,410   $     708,055,592
OPERATIONS
   Net investment income (loss) ..........................................................          21,088,865          30,062,292
   Net realized gain (loss) on investments ...............................................               2,035               1,722
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................          21,090,900          30,064,014
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .............................................................................                  NA                  NA
     Administrator Class .................................................................          (7,955,861)        (13,972,671)
     Institutional Class .................................................................         (11,927,782)        (16,089,861)
     Select Class ........................................................................          (1,205,223)                 NA
     Service Class .......................................................................                  NA                  NA
   Net realized gain on sales of investments
     Class A .............................................................................                  NA                  NA
     Administrator Class .................................................................                   0              (1,267)
     Institutional Class .................................................................                   0              (1,036)
     Service Class .......................................................................                  NA                  NA
                                                                                             --------------------------------------
Total distributions to shareholders ......................................................         (21,088,866)        (30,064,835)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................                  NA                  NA
   Reinvestment of distributions - Class A ...............................................                  NA                  NA
   Cost of shares redeemed - Class A .....................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Class A ............................................................................                  NA                  NA
                                                                                             --------------------------------------
   Proceeds from shares sold - Administrator Class .......................................         443,469,790         474,607,082
   Reinvestment of distributions - Administrator Class ...................................           6,295,702          12,657,103
   Cost of shares redeemed - Administrator Class .........................................        (425,265,337)       (488,940,914)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class ................................................................          24,500,155          (1,676,729)
                                                                                             --------------------------------------
   Proceeds from shares sold - Institutional Class .......................................       1,742,218,933       3,357,193,685
   Reinvestment of distributions - Institutional Class ...................................           3,356,433           4,516,517
   Cost of shares redeemed - Institutional Class .........................................      (1,542,565,469)     (3,427,039,834)
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class ................................................................         203,009,897         (65,329,632)
                                                                                             --------------------------------------
   Proceeds from shares sold - Select Class ..............................................         869,370,881                  NA
   Reinvestment of distributions - Select Class ..........................................             320,290                  NA
   Cost of shares redeemed - Select Class ................................................        (715,187,838)                 NA
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Select Class .......................................................................         154,503,333                  NA
                                                                                             --------------------------------------
   Proceeds from shares sold - Service Class .............................................                  NA                  NA
   Reinvestment of distributions - Service Class .........................................                  NA                  NA
   Cost of shares redeemed - Service Class ...............................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Service Class ......................................................................                   0                   0
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ...         382,013,385         (67,006,361)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         382,015,419         (67,007,182)
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $   1,023,063,829   $     641,048,410
                                                                                             ======================================

78 Wells Fargo Advantage Money Market Funds

                                             Statements of Changes in Net Assets


                                                                                             CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                              August 31, 2007        Year Ended
                                                                                                (Unaudited)      February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................       2,302,852,631       4,534,176,857
   Shares issued in reinvestment of distributions - Class A ..............................          43,844,745          67,736,818
   Shares redeemed - Class A .............................................................      (2,150,719,323)     (4,089,997,095)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................         195,978,053         511,916,580
                                                                                             --------------------------------------
   Shares sold - Administrator Class .....................................................                  NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ..................                  NA                  NA
   Shares redeemed - Administrator Class .................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................                  NA                  NA
                                                                                             --------------------------------------
   Shares sold - Institutional Class .....................................................                  NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class ..................                  NA                  NA
   Shares redeemed - Institutional Class .................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...................                  NA                  NA
                                                                                             --------------------------------------
   Shares sold - Select Class ............................................................                  NA                  NA
   Shares issued in reinvestment of distributions - Select Class .........................                  NA                  NA
   Shares redeemed - Select Class ........................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Select Class ..........................                  NA                  NA
                                                                                             --------------------------------------
   Shares sold - Service Class ...........................................................         762,603,932       1,258,855,534
   Shares issued in reinvestment of distributions - Service Class ........................           5,238,188           8,607,570
   Shares redeemed - Service Class .......................................................        (686,523,380)     (1,183,359,835)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Service Class .........................          81,318,740          84,103,269
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..         277,296,793         596,019,849
                                                                                             ======================================

Ending balance of undistributed net investment income (loss) .............................   $          (1,039)  $          (1,039)
                                                                                             --------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Money Market Funds 79


                                                                                               CASH INVESTMENT MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended        For the
                                                                                               August 31, 2007      Year Ended
                                                                                                 (Unaudited)     February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................                  NA                  NA
   Shares issued in reinvestment of distributions - Class A ..............................                  NA                  NA
   Shares redeemed - Class A .............................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................                  NA                  NA
                                                                                             --------------------------------------
   Shares sold - Administrator Class .....................................................       3,979,090,989       4,956,432,913
   Shares issued in reinvestment of distributions - Administrator Class ..................          29,318,632          46,526,326
   Shares redeemed - Administrator Class .................................................      (3,638,840,008)     (4,789,349,696)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................         369,569,613         213,609,543
                                                                                             --------------------------------------
   Shares sold - Institutional Class .....................................................      37,439,632,380      52,128,219,703
   Shares issued in reinvestment of distributions - Institutional Class ..................         138,186,986         221,700,600
   Shares redeemed - Institutional Class .................................................     (37,464,167,452)    (51,016,324,136)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...................         113,651,914       1,333,596,167
                                                                                             --------------------------------------
   Shares sold - Select Class ............................................................       5,394,419,326                  NA
   Shares issued in reinvestment of distributions - Select Class .........................           5,495,855                  NA
   Shares redeemed - Select Class ........................................................      (3,401,057,220)                 NA
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Select Class ..........................       1,998,857,961                  NA
                                                                                             --------------------------------------
   Shares sold - Service Class ...........................................................      11,421,784,111      29,539,310,018
   Shares issued in reinvestment of distributions - Service Class ........................          77,297,519         134,606,385
   Shares redeemed - Service Class .......................................................     (11,479,223,249)    (29,138,796,061)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Service Class .........................          19,858,381         535,120,342
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..       2,501,937,869       2,082,326,052
                                                                                             ======================================

Ending balance of undistributed net investment income (loss) .............................   $          (7,751)  $          (7,751)
                                                                                             --------------------------------------

                                                                                                  GOVERNMENT MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                              August 31, 2007       Year Ended
                                                                                                (Unaudited)      February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................       1,436,631,598       2,649,631,519
   Shares issued in reinvestment of distributions - Class A ..............................          73,742,337          89,633,507
   Shares redeemed - Class A .............................................................      (1,610,337,153)     (1,096,771,868)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................         (99,963,218)      1,642,493,158
                                                                                             --------------------------------------
   Shares sold - Administrator Class .....................................................       4,242,220,169       8,691,109,813
   Shares issued in reinvestment of distributions - Administrator Class ..................          15,280,297          39,414,503
   Shares redeemed - Administrator Class .................................................      (4,014,598,098)     (8,426,988,500)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................         242,902,368         303,535,816
                                                                                             --------------------------------------
   Shares sold - Institutional Class .....................................................      32,898,529,612      44,078,787,295
   Shares issued in reinvestment of distributions - Institutional Class ..................          88,325,887         101,125,444
   Shares redeemed - Institutional Class .................................................     (29,065,468,687)    (40,921,972,859)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...................       3,921,386,812       3,257,939,880
                                                                                             --------------------------------------
   Shares sold - Select Class ............................................................                  NA                  NA
   Shares issued in reinvestment of distributions - Select Class .........................                  NA                  NA
   Shares redeemed - Select Class ........................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Select Class ..........................                  NA                  NA
                                                                                             --------------------------------------
   Shares sold - Service Class ...........................................................      24,039,028,387      41,428,044,608
   Shares issued in reinvestment of distributions - Service Class ........................          15,789,273          28,448,345
   Shares redeemed - Service Class .......................................................     (23,456,187,418)    (41,150,096,798)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Service Class .........................         598,630,242         306,396,155
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..       4,662,956,204       5,510,365,009
                                                                                             ======================================

Ending balance of undistributed net investment income (loss) .............................   $          31,020   $          31,019
                                                                                             --------------------------------------

                                                                                                   HERITAGE MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                              August 31, 2007       Year Ended
                                                                                                (Unaudited)      February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................                  NA                  NA
   Shares issued in reinvestment of distributions - Class A ..............................                  NA                  NA
   Shares redeemed - Class A .............................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................                  NA                  NA
                                                                                             --------------------------------------
   Shares sold - Administrator Class .....................................................         443,469,791         474,607,082
   Shares issued in reinvestment of distributions - Administrator Class ..................           6,295,702          12,657,103
   Shares redeemed - Administrator Class .................................................        (425,265,337)       (488,940,914)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................          24,500,156          (1,676,729)
                                                                                             --------------------------------------
   Shares sold - Institutional Class .....................................................       1,742,218,933       3,357,193,685
   Shares issued in reinvestment of distributions - Institutional Class ..................           3,356,433           4,516,518
   Shares redeemed - Institutional Class .................................................      (1,542,565,469)     (3,427,039,834)
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...................         203,009,897         (65,329,631)
                                                                                             --------------------------------------
   Shares sold - Select Class ............................................................         869,370,880                  NA
   Shares issued in reinvestment of distributions - Select Class .........................             320,290                  NA
   Shares redeemed - Select Class ........................................................        (715,187,838)                 NA
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Select Class ..........................         154,503,332                  NA
                                                                                             --------------------------------------
   Shares sold - Service Class ...........................................................                  NA                  NA
   Shares issued in reinvestment of distributions - Service Class ........................                  NA                  NA
   Shares redeemed - Service Class .......................................................                  NA                  NA
                                                                                             --------------------------------------
   Net increase (decrease) in shares outstanding - Service Class .........................                  NA                  NA
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..         382,013,385         (67,006,360)
                                                                                             ======================================

Ending balance of undistributed net investment income (loss) .............................   $              (1)  $               0
                                                                                             --------------------------------------

80 Wells Fargo Advantage Money Market Funds

                                             Statements of Changes in Net Assets


                                                                                        NATIONAL TAX-FREE MONEY MARKET FUND
                                                                                      --------------------------------------
                                                                                           For the
                                                                                       Six Months Ended       For the
                                                                                       August 31, 2007       Year Ended
                                                                                         (Unaudited)      February 28, 2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...........................................................   $   4,157,270,399   $   3,424,000,163

OPERATIONS
   Net investment income (loss) ...................................................          76,333,603         119,184,271
   Net realized Gain (loss) On Investments ........................................               6,558              23,410
                                                                                      --------------------------------------
Net increase (decrease) in net assets resulting from operations ...................          76,340,161         119,207,681
                                                                                      --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ......................................................................         (18,913,754)        (30,479,474)
     Administrator Class ..........................................................          (9,531,288)        (17,279,735)
     Institutional Class ..........................................................         (25,429,392)        (35,195,447)
     Service Class ................................................................         (22,459,168)        (36,238,442)
                                                                                      --------------------------------------
Total Distributions to shareholders ...............................................         (76,333,602)       (119,193,098)
                                                                                      --------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ............................................       1,141,754,912       1,933,862,916
   Reinvestment of distributions - Class A ........................................          18,123,305          29,967,027
   Cost of shares redeemed - Class A ..............................................      (1,014,171,106)     (1,800,118,491)
                                                                                      --------------------------------------
   Net Increase (decrease) in net assets resulting from capital share transaction -
     Class A ......................................................................         145,707,111         163,711,452
                                                                                      --------------------------------------
   Proceeds from shares sold - Administrator Class ................................         239,568,100         372,013,790
   Reinvestment of distributions - Administrator Class ............................           9,136,829          16,816,663
   Cost of shares redeemed - Administrator Class ..................................        (221,874,630)       (408,780,664)
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..........................................................          26,830,299         (19,950,211)
                                                                                      --------------------------------------
   Proceeds from shares sold - Institutional Class ................................       7,797,134,198      10,106,491,273
   Reinvestment of distributions - Institutional Class ............................          12,228,144          17,194,645
   Cost of shares redeemed - Institutional Class ..................................      (7,291,023,201)     (9,677,319,139)
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..........................................................         518,339,141         446,366,779
                                                                                      --------------------------------------
   Proceeds from shares sold - service Class ......................................       1,382,782,103       2,725,854,897
   Reinvestment of distributions - Service Class ..................................           5,213,588           9,375,237
   Cost of shares redeemed - Service Class ........................................      (1,234,356,275)     (2,592,102,501)
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Service Class ................................................................         153,639,416         143,127,633
                                                                                      --------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total ..........................................................................         844,515,967         733,255,653
                                                                                      --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................         844,522,526         733,270,236
                                                                                      =====================================-
ENDING NET ASSETS .................................................................   $   5,001,792,925      $4,157,270,399
                                                                                      ======================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Money Market Funds 81


                                                                                        PRIME INVESTMENT MONEY MARKET FUND
                                                                                      --------------------------------------
                                                                                           For the
                                                                                       Six Months Ended        For the
                                                                                       August 31, 2007        Year Ended
                                                                                         (Unaudited)      February 28, 2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...........................................................   $   8,278,622,131   $   4,221,660,864

OPERATIONS
   Net investment income (loss) ...................................................         250,229,423         355,889,262
   Net realized gain (loss) on investments ........................................              61,046               5,326
                                                                                      --------------------------------------
Net increase (decrease) in net assets resulting from operations ...................         250,290,469         355,894,588
                                                                                      --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ......................................................................                  NA                  NA
     Administrator Class ..........................................................                  NA                  NA
     Institutional Class ..........................................................        (187,983,926)       (250,451,303)
     Service Class ................................................................         (62,245,497)       (105,445,652)
                                                                                      --------------------------------------
Total distributions to shareholders ...............................................        (250,229,423)       (355,896,955)
                                                                                      --------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ............................................                  NA                  NA
   Reinvestment of distributions - Class A ........................................                  NA                  NA
   Cost of shares redeemed - Class A ..............................................                  NA                  NA
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ......................................................................                  NA                  NA
                                                                                      --------------------------------------
   Proceeds from shares sold - Administrator Class ................................                  NA                  NA
   Reinvestment of distributions - Administrator Class ............................                  NA                  NA
   Cost of shares redeemed - Administrator Class ..................................                  NA                  NA
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..........................................................                  NA                  NA
                                                                                      --------------------------------------
   Proceeds from shares sold - Institutional Class ................................      39,277,014,993      61,460,294,715
   Reinvestment of distributions - Institutional Class ............................          77,338,426          93,950,256
   Cost of shares redeemed - Institutional Class ..................................     (38,907,202,781)    (57,355,445,111)
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..........................................................         447,150,638       4,198,799,860
                                                                                      --------------------------------------
   Proceeds from shares sold - Service Class ......................................     118,277,284,256     218,245,323,873
   Reinvestment of distributions - Service Class ..................................           1,113,792           1,813,893
   Cost of shares redeemed - Service Class ........................................    (118,288,392,201)   (218,388,973,992)
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Service Class ................................................................         (9,994,153)        (141,836,226)
                                                                                      --------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total ..........................................................................         437,156,485       4,056,963,634
                                                                                      --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................         437,217,531       4,056,961,267
                                                                                      ======================================
ENDING NET ASSETS .................................................................   $   8,715,839,662   $   8,278,622,131
                                                                                      ======================================

                                                                                         TREASURY PLUS MONEY MARKET FUND
                                                                                      --------------------------------------
                                                                                            For the            For the
                                                                                       Six months ended      Year ended
                                                                                       August 31, 2007    February 28, 2007
                                                                                         (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...........................................................   $   5,997,566,905   $   4,879,764,763

OPERATIONS
   Net investment income (loss) ...................................................         148,129,634         258,618,121
   Net realized gain (loss) on investments ........................................              56,896              17,306
                                                                                      --------------------------------------
Net increase (decrease) in net assets resulting from operations ...................         148,186,530         258,635,427
                                                                                      --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ......................................................................         (67,017,566)       (127,869,930)
     Administrator Class ..........................................................                  NA                  NA
     Institutional Class ..........................................................         (48,108,497)        (75,146,366)
     Service Class ................................................................         (33,003,572)        (55,618,438)
                                                                                      --------------------------------------
Total distributions to shareholders ...............................................        (148,129,635)       (258,634,734)
                                                                                      --------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ............................................       9,301,637,013      15,960,076,459
   Reinvestment of distributions - Class A ........................................          19,752,141          39,271,966
   Cost of shares redeemed - Class A ..............................................      (9,425,159,966)    (15,881,198,863)
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ......................................................................        (103,770,812)        118,149,562
                                                                                      --------------------------------------
   Proceeds from shares sold - Administrator Class ................................                  NA                  NA
   Reinvestment of distributions - Administrator Class ............................                  NA                  NA
   Cost of shares redeemed - Administrator Class ..................................                  NA                  NA
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..........................................................                  NA                  NA
                                                                                      --------------------------------------
   Proceeds from shares sold - Institutional Class ................................      14,299,747,004      16,993,305,167
   Reinvestment of distributions - Institutional Class ............................          14,991,869          33,629,885
   Cost of shares redeemed - Institutional Class ..................................     (13,660,518,553)    (16,370,993,227)
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..........................................................         654,220,320         655,941,825
                                                                                      --------------------------------------
   Proceeds from shares sold - Service Class ......................................      11,611,655,869      18,147,396,218
   Reinvestment of distributions - Service Class ..................................           2,914,368           7,424,955
   Cost of shares redeemed - Service Class ........................................     (11,870,381,628)    (17,811,111,111)
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Service Class ................................................................        (255,811,391)        343,710,062
                                                                                      --------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total ..........................................................................         294,638,117       1,117,801,449
                                                                                      --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................         294,695,012       1,117,802,142
                                                                                      ======================================
ENDING NET ASSETS .................................................................   $   6,292,261,917   $   5,997,566,905
                                                                                      ======================================

                                                                                         100% TREASURY MONEY MARKET FUND
                                                                                      --------------------------------------
                                                                                          For the
                                                                                      Six Months Ended        For the
                                                                                       August 31, 2007       Year Ended
                                                                                         (Unaudited)      February 28, 2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...........................................................   $   4,306,393,579   $   3,783,181,409

OPERATIONS
   Net investment income (loss) ...................................................         113,202,751         173,644,007
   Net realized gain (loss) on investments ........................................             663,279             249,638
                                                                                      --------------------------------------
Net increase (decrease) in net assets resulting from operations ...................         113,866,030         173,893,645
                                                                                      --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ......................................................................          (5,949,550)         (9,826,964)
     Administrator Class ..........................................................                  NA                  NA
     Institutional Class ..........................................................                  NA                  NA
     Service Class ................................................................        (107,253,201)       (163,828,843)
                                                                                      --------------------------------------
Total distributions to shareholders ...............................................        (113,202,751)       (173,655,807)
                                                                                      --------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ............................................         277,664,966         599,951,006
   Reinvestment of distributions - Class A ........................................           5,862,442           9,795,295
   Cost of shares redeemed - Class A ..............................................        (270,955,370)       (554,715,234)
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ......................................................................          12,572,038          55,031,067
                                                                                      --------------------------------------
   Proceeds from shares sold - Administrator Class ................................                  NA                  NA
   Reinvestment of distributions - Administrator Class ............................                  NA                  NA
   Cost of shares redeemed - Administrator Class ..................................                  NA                  NA
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ..........................................................                  NA                  NA
                                                                                      --------------------------------------
   Proceeds from shares sold - Institutional Class ................................                  NA                  NA
   Reinvestment of distributions - Institutional Class ............................                  NA                  NA
   Cost of shares redeemed - Institutional Class ..................................                  NA                  NA
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ..........................................................                  NA                  NA
                                                                                      --------------------------------------
   Proceeds from shares sold - Service Class ......................................      11,566,257,087      20,049,382,161
   Reinvestment of distributions - Service Class ..................................           5,388,684          17,399,783
   Cost of shares redeemed - Service Class ........................................     (10,381,533,445)    (19,598,838,679)
                                                                                      --------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Service Class ................................................................       1,190,112,326         467,943,265
                                                                                      --------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total ..........................................................................       1,202,684,364         522,974,332
                                                                                      --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................       1,203,347,643         523,212,170
                                                                                      ======================================
ENDING NET ASSETS .................................................................   $   5,509,741,222   $   4,306,393,579
                                                                                      ======================================

82 Wells Fargo Advantage Money Market Funds
                                             Statements of Changes in Net Assets


                                                                                              NATIONAL TAX-FREE MONEY MARKET FUND
                                                                                              -------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended        For the
                                                                                               August 31, 2007       Year Ended
                                                                                                 (Unaudited)     February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................      1,141,754,912       1,933,862,916
   Shares issued in reinvestment of distributions - Class A ...............................         18,123,305          29,967,026
   Shares redeemed - Class A ..............................................................     (1,014,171,106)     (1,800,118,491)
                                                                                              -------------------------------------
   Net increase (decrease) in shares outstanding - Class A ................................        145,707,111         163,711,451
                                                                                              -------------------------------------
   Shares sold - Administrator Class ......................................................        239,568,100         372,013,790
   Shares issued in reinvestment of distributions - Administrator Class ...................          9,136,829          16,816,663
   Shares redeemed - Administrator Class ..................................................       (221,874,630)       (408,780,664)
                                                                                              -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ....................         26,830,299         (19,950,211)
                                                                                              -------------------------------------
   Shares sold - Institutional Class ......................................................      7,797,134,198      10,106,491,272
   Shares issued in reinvestment of distributions - Institutional Class ...................         12,228,144          17,194,645
   Shares redeemed - Institutional Class ..................................................     (7,291,023,201)     (9,677,319,139)
                                                                                              -------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ....................        518,339,141         446,366,778
                                                                                              -------------------------------------
   Shares sold - Service Class ............................................................      1,382,782,103       2,725,854,898
   Shares issued in reinvestment of distributions - Service Class .........................          5,213,588           9,375,237
   Shares redeemed - Service Class ........................................................     (1,234,356,275)     (2,592,102,501)
                                                                                              -------------------------------------
   Net increase (decrease) in shares outstanding - Service Class ..........................        153,639,416         143,127,634
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...        844,515,967         733,255,652
                                                                                              =====================================

Ending balance of undistributed net investment income (loss) ..............................   $              1   $               0
                                                                                              -------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Money Market Funds 83


                                                          PRIME INVESTMENT MONEY MARKET FUND     TREASURY PLUS MONEY MARKET FUND
                                                        -------------------------------------  -------------------------------------
                                                               For the                               For the
                                                          Six Months Ended       For the       Six Months Ended       For the
                                                           August 31, 2007      Year Ended      August 31, 2007     Year Ended
                                                             (Unaudited)    February 28, 2007     (Unaudited)    February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...............................                NA                 NA     9,301,637,013      15,960,076,458
   Shares issued in reinvestment of distributions -
     Class A ...........................................                NA                 NA        19,752,141          39,271,966
   Shares redeemed - Class A ...........................                NA                 NA    (9,425,159,966)    (15,881,198,863)
                                                          --------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Class A ...........................................                NA                 NA      (103,770,812)        118,149,561
                                                          --------------------------------------------------------------------------
   Shares sold - Administrator Class ...................                NA                 NA                NA                  NA
   Shares issued in reinvestment of distributions -
     Administrator Class ...............................                NA                 NA                NA                  NA
   Shares redeemed - Administrator Class ...............                NA                 NA                NA                  NA
                                                          --------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Administrator Class ...............................                NA                 NA                NA                  NA
                                                          --------------------------------------------------------------------------
   Shares sold - Institutional Class ...................    39,277,014,993     61,460,294,716    14,299,747,004      16,993,305,167
   Shares issued in reinvestment of distributions -
     Institutional Class ...............................        77,338,426         93,950,256        14,991,869          33,629,885
   Shares redeemed - Institutional Class ...............   (38,907,202,781)   (57,355,445,111)  (13,660,518,553)    (16,370,993,227)
                                                          --------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Institutional Class ...............................       447,150,638      4,198,799,861       654,220,320         655,941,825
                                                          --------------------------------------------------------------------------
   Shares sold - Service Class .........................   118,277,284,255    218,245,323,873    11,611,655,869      18,147,396,218
   Shares issued in reinvestment of distributions -
     Service Class .....................................         1,113,792          1,813,893         2,914,368           7,424,955
   Shares redeemed - Service Class .....................  (118,288,392,201)  (218,388,973,992)  (11,870,381,628)    (17,811,111,111)
                                                          --------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Service Class .....................................        (9,994,154)      (141,836,226)     (255,811,391)        343,710,062
                                                          --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........       437,156,484      4,056,963,635       294,638,117       1,117,801,448
                                                          ==========================================================================
Ending balance of undistributed net investment
   income (loss) .......................................  $              2  $               2  $            643  $              644
                                                          --------------------------------------------------------------------------

                                                            100% TREASURY MONEY MARKET FUND
                                                          ------------------------------------
                                                               For the
                                                          Six Months Ended       For the
                                                           August 31, 2007      Year Ended
                                                             (Unaudited)    February 28, 2007
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................         277,664,965        599,951,005
   Shares issued in reinvestment of distributions -
     Class A .........................................           5,862,442          9,795,295
   Shares redeemed - Class A .........................        (270,955,370)      (554,715,234)
                                                          ------------------------------------
   Net increase (decrease) in shares outstanding -
     Class A .........................................          12,572,037         55,031,066
                                                          ------------------------------------
   Shares sold - Administrator Class .................                  NA                 NA
   Shares issued in reinvestment of distributions -
     Administrator Class .............................                  NA                 NA
   Shares redeemed - Administrator Class .............                  NA                 NA
                                                          ------------------------------------
   Net increase (decrease) in shares outstanding -
     Administrator Class .............................                  NA                 NA
                                                          ------------------------------------
   Shares sold - Institutional Class .................                  NA                 NA
   Shares issued in reinvestment of distributions -
     Institutional Class .............................                  NA                 NA
   Shares redeemed - Institutional Class .............                  NA                 NA
                                                          ------------------------------------
   Net increase (decrease) in shares outstanding -
     Institutional Class .............................                  NA                 NA
                                                          ------------------------------------
   Shares sold - Service Class .......................      11,566,257,087     20,049,382,161
   Shares issued in reinvestment of distributions -
     Service Class ...................................           5,388,684         17,399,783
   Shares redeemed - Service Class ...................     (10,381,533,445)   (19,598,838,679)
                                                          ------------------------------------
   Net increase (decrease) in shares outstanding -
     Service Class ...................................       1,190,112,326        467,943,265
                                                          ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .........       1,202,684,363        522,974,331
                                                          ====================================

Ending balance of undistributed net investment
   income (loss) .....................................    $        191,897  $         191,897
                                                          ------------------------------------

84 Wells Fargo Advantage Money Market Funds                 Financial Highlights


                                                        Beginning                    Net Realized    Distributions
                                                        Net Asset        Net        and Unrealized     from Net
                                                        Value Per     Investment      Gain (Loss)      Investment
                                                          Share     Income (Loss)   on Investments       Income
------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     $1.00          0.02            0.00           (0.02)
March 1, 2006 to February 28, 2007 ..................     $1.00          0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006 4 ................     $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 .....................     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 .....................     $1.00          0.01            0.00           (0.01)
April 1, 2002 to March 31, 2003 .....................     $1.00          0.01            0.00           (0.01)
April 1, 2001 to March 31, 2002 .....................     $1.00          0.02            0.00           (0.02)

CASH INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ..................     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006 4 ................     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .....................     $1.00          0.01            0.00           (0.01)
July 31, 2003 3 to March 31, 2004 ...................     $1.00          0.01            0.00           (0.01)

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ..................     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006 4 ................     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .....................     $1.00          0.02            0.00           (0.02)
April 1, 2003 to March 31, 2004 .....................     $1.00          0.01            0.00           (0.01)
April 1, 2002 to March 31, 2003 .....................     $1.00          0.02            0.00           (0.02)
April 1, 2001 to March 31, 2002 .....................     $1.00          0.03            0.00           (0.03)

Select Class
June 29, 2007 3 to August 31, 2007 (Unaudited) ......     $1.00          0.01           (0.00)          (0.01)

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     $1.00          0.02           (0.00)          (0.02)
March 1, 2006 to February 28, 2007 ..................     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006 4  ...............     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .....................     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 .....................     $1.00          0.01            0.00           (0.01)
April 1, 2002 to March 31, 2003 .....................     $1.00          0.01            0.00           (0.01)
April 1, 2001 to March 31, 2002 .....................     $1.00          0.03            0.00           (0.03)

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     $1.00          0.03           (0.00)          (0.03)
March 1, 2006 to February 28, 2007 ..................     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006 4 ................     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .....................     $1.00          0.01            0.00           (0.01)
July 31, 2003 3 to March 31, 2004 ...................     $1.00          0.01            0.00           (0.01)

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ..................     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006 4 ................     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .....................     $1.00          0.02            0.00           (0.02)
July 28, 2003 3 to March 31, 2004 ...................     $1.00          0.01            0.00           (0.01)

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     $1.00          0.02            0.00           (0.02)
March 1, 2006 to February 28, 2007 ..................     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006 4 ................     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .....................     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 .....................     $1.00          0.01            0.00           (0.01)
April 1, 2002 to March 31, 2003 .....................     $1.00          0.01            0.00           (0.01)
April 1, 2001 to March 31, 2002 .....................     $1.00          0.03            0.00           (0.03)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Money Market Funds 85


                                                                          Ending       Ratio to Average Net Assets (Annualized) 1
                                                        Distributions    Net Asset   -----------------------------------------------
                                                          from Net       Value Per   Net Investment    Gross     Expenses      Net
                                                        Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ........        0.00          $1.00          3.22%         0.74%    (0.29)%      0.45%
March 1, 2006 to February 28, 2007 ..................        0.00          $1.00          3.01%         0.73%    (0.28)%      0.45%
April 1, 2005 to February 28, 2006 4 ................        0.00          $1.00          2.18%         0.74%    (0.29)%      0.45%
April 1, 2004 to March 31, 2005 .....................        0.00          $1.00          1.00%         0.66%    (0.21)%      0.45%
April 1, 2003 to March 31, 2004 .....................        0.00          $1.00          0.56%         0.50%    (0.05)%      0.45%
April 1, 2002 to March 31, 2003 .....................        0.00          $1.00          0.90%         0.50%    (0.05)%      0.45%
April 1, 2001 to March 31, 2002 .....................        0.00          $1.00          1.62%         0.49%    (0.04)%      0.45%

CASH INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ........        0.00          $1.00          5.09%         0.37%    (0.02)%      0.35%
March 1, 2006 to February 28, 2007 ..................        0.00          $1.00          4.87%         0.37%    (0.02)%      0.35%
April 1, 2005 to February 28, 2006 4 ................        0.00          $1.00          3.37%         0.37%    (0.02)%      0.35%
April 1, 2004 to March 31, 2005 .....................        0.00          $1.00          1.57%         0.37%    (0.02)%      0.35%
July 31, 2003 3 to March 31, 2004 ...................        0.00          $1.00          0.79%         0.39%    (0.04)%      0.35%

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ........        0.00          $1.00          5.22%         0.25%    (0.05)%      0.20%
March 1, 2006 to February 28, 2007 ..................        0.00          $1.00          5.01%         0.25%    (0.05)%      0.20%
April 1, 2005 to February 28, 2006 4 ................        0.00          $1.00          3.50%         0.25%    (0.05)%      0.20%
April 1, 2004 to March 31, 2005 .....................        0.00          $1.00          1.61%         0.26%    (0.06)%      0.20%
April 1, 2003 to March 31, 2004 .....................        0.00          $1.00          0.97%         0.26%    (0.04)%      0.22%
April 1, 2002 to March 31, 2003 .....................        0.00          $1.00          1.52%         0.28%    (0.03)%      0.25%
April 1, 2001 to March 31, 2002 .....................        0.00          $1.00          3.14%         0.28%    (0.03)%      0.25%

Select Class
June 29, 2007 3 to August 31, 2007 (Unaudited) ......        0.00          $1.00          5.56%         0.17%    (0.03)%      0.14%

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ........        0.00          $1.00          4.93%         0.54%    (0.03)%      0.50%
March 1, 2006 to February 28, 2007 ..................        0.00          $1.00          4.71%         0.54%    (0.04)%      0.50%
April 1, 2005 to February 28, 2006 4 ................        0.00          $1.00          3.12%         0.54%    (0.04)%      0.50%
April 1, 2004 to March 31, 2005 .....................        0.00          $1.00          1.26%         0.55%    (0.05)%      0.50%
April 1, 2003 to March 31, 2004 .....................        0.00          $1.00          0.70%         0.55%    (0.06)%      0.49%
April 1, 2002 to March 31, 2003 .....................        0.00          $1.00          1.31%         0.54%    (0.06)%      0.48%
April 1, 2001 to March 31, 2002 .....................        0.00          $1.00          2.91%         0.54%    (0.06)%      0.48%

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ........        0.00          $1.00          5.01%         0.37%    (0.02)%      0.35%
March 1, 2006 to February 28, 2007 ..................        0.00          $1.00          4.82%         0.37%    (0.02)%      0.35%
April 1, 2005 to February 28, 2006 4 ................        0.00          $1.00          3.33%         0.38%    (0.03)%      0.35%
April 1, 2004 to March 31, 2005 .....................        0.00          $1.00          1.59%         0.38%    (0.03)%      0.35%
July 31, 2003 3 to March 31, 2004 ...................        0.00          $1.00          0.75%         0.37%    (0.02)%      0.35%

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ........        0.00          $1.00          5.18%         0.25%    (0.05)%      0.20%
March 1, 2006 to February 28, 2007 ..................        0.00          $1.00          5.00%         0.25%    (0.05)%      0.20%
April 1, 2005 to February 28, 2006 4 ................        0.00          $1.00          3.45%         0.26%    (0.06)%      0.20%
April 1, 2004 to March 31, 2005 .....................        0.00          $1.00          1.66%         0.26%    (0.06)%      0.20%
July 28, 2003 3 to March 31, 2004 ...................        0.00          $1.00          0.90%         0.25%    (0.05)%      0.20%

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ........        0.00          $1.00          4.86%         0.54%    (0.04)%      0.50%
March 1, 2006 to February 28, 2007 ..................        0.00          $1.00          4.66%         0.54%    (0.04)%      0.50%
April 1, 2005 to February 28, 2006 4 ................        0.00          $1.00          3.13%         0.55%    (0.05)%      0.50%
April 1, 2004 to March 31, 2005 .....................        0.00          $1.00          1.26%         0.55%    (0.05)%      0.50%
April 1, 2003 to March 31, 2004 .....................        0.00          $1.00          0.65%         0.55%    (0.05)%      0.50%
April 1, 2002 to March 31, 2003 .....................        0.00          $1.00          1.24%         0.54%    (0.04)%      0.50%
April 1, 2001 to March 31, 2002 .....................        0.00          $1.00          2.67%         0.52%    (0.02)%      0.50%

                                                                     Net Assets at
                                                          Total      End of Period
                                                        Return 2    (000's omitted)
-----------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------
Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     1.62%      $    581,508
March 1, 2006 to February 28, 2007 ..................     3.06%      $    500,204
April 1, 2005 to February 28, 2006 4 ................     2.04%      $    416,048
April 1, 2004 to March 31, 2005 .....................     0.99%      $    356,093
April 1, 2003 to March 31, 2004 .....................     0.56%      $    367,216
April 1, 2002 to March 31, 2003 .....................     0.93%      $    304,422
April 1, 2001 to March 31, 2002 .....................     1.75%      $    262,866

CASH INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     2.57%      $  1,733,795
March 1, 2006 to February 28, 2007 ..................     4.96%      $  1,364,223
April 1, 2005 to February 28, 2006 4 ................     3.06%      $  1,150,617
April 1, 2004 to March 31, 2005 .....................     1.45%      $    619,286
July 31, 2003 3 to March 31, 2004 ...................     0.53%      $    281,124

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     2.65%      $  7,944,534
March 1, 2006 to February 28, 2007 ..................     5.12%      $  7,830,847
April 1, 2005 to February 28, 2006 4 ................     3.21%      $  6,497,267
April 1, 2004 to March 31, 2005 .....................     1.60%      $  5,998,383
April 1, 2003 to March 31, 2004 .....................     0.98%      $  5,839,329
April 1, 2002 to March 31, 2003 .....................     1.54%      $  5,175,328
April 1, 2001 to March 31, 2002 .....................     3.28%      $  5,478,005

Select Class
June 29, 2007 3 to August 31, 2007 (Unaudited) ......     2.64%      $  1,998,871

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     2.49%      $  6,348,763
March 1, 2006 to February 28, 2007 ..................     4.80%      $  6,328,867
April 1, 2005 to February 28, 2006 4 ................     2.92%      $  5,793,762
April 1, 2004 to March 31, 2005 .....................     1.30%      $  6,879,632
April 1, 2003 to March 31, 2004 .....................     0.70%      $  8,472,548
April 1, 2002 to March 31, 2003 .....................     1.31%      $ 10,590,565
April 1, 2001 to March 31, 2002 .....................     3.05%      $ 13,345,951

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     2.53%      $  1,422,670
March 1, 2006 to February 28, 2007 ..................     4.92%      $  1,179,768
April 1, 2005 to February 28, 2006 4 ................     3.05%      $    876,234
April 1, 2004 to March 31, 2005 .....................     1.41%      $    596,740
July 31, 2003 3 to March 31, 2004 ...................     0.50%      $    160,507

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     2.61%      $ 11,688,072
March 1, 2006 to February 28, 2007 ..................     5.07%      $  7,766,684
April 1, 2005 to February 28, 2006 4 ................     3.19%      $  4,508,755
April 1, 2004 to March 31, 2005 .....................     1.57%      $  3,964,854
July 28, 2003 3 to March 31, 2004 ...................     0.61%      $  1,471,711

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ........     2.45%      $  6,255,496
March 1, 2006 to February 28, 2007 ..................     4.76%      $  5,656,867
April 1, 2005 to February 28, 2006 4 ................     2.91%      $  5,350,480
April 1, 2004 to March 31, 2005 .....................     1.26%      $  5,230,613
April 1, 2003 to March 31, 2004 .....................     0.65%      $  4,767,774
April 1, 2002 to March 31, 2003 .....................     1.27%      $  4,837,603
April 1, 2001 to March 31, 2002 .....................     2.86%      $  5,752,411

86 Wells Fargo Advantage Money Market Funds                 Financial Highlights


                                                                    Beginning                    Net Realized    Distributions
                                                                    Net Asset        Net        and Unrealized     from Net
                                                                    Value Per     Investment     Gain (Loss)      Investment
                                                                      Share     Income (Loss)   on Investments      Income
------------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ...................      $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 .............................      $1.00          0.05            0.00           (0.05)
November 1, 2005 to February 28, 2006 5 ........................      $1.00          0.01            0.00           (0.01)
November 1, 2004 to October 31, 2005 ...........................      $1.00          0.03            0.00           (0.03)
November 1, 2003 to October 31, 2004 ...........................      $1.00          0.01            0.00           (0.01)
November 1, 2002 to October 31, 2003 ...........................      $1.00          0.01            0.00           (0.01)
November 1, 2001 to October 31, 2002 ...........................      $1.00          0.02            0.00           (0.02)

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ...................      $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 .............................      $1.00          0.05            0.00           (0.05)
November 1, 2005 to February 28, 2006 5 ........................      $1.00          0.01            0.00           (0.01)
November 1, 2004 to October 31, 2005 ...........................      $1.00          0.03            0.00           (0.03)
November 1, 2003 to October 31, 2004 ...........................      $1.00          0.01            0.00           (0.01)
November 1, 2002 to October 31, 2003 ...........................      $1.00          0.01            0.00           (0.01)
November 1, 2001 to October 31, 2002 ...........................      $1.00          0.02            0.00           (0.02)

Select Class
June 29, 2007 3 to August 31, 2007 (Unaudited) .................      $1.00          0.01            0.00           (0.01)

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ...................      $1.00          0.02            0.00           (0.02)
March 1, 2006 to February 28, 2007 .............................      $1.00          0.03            0.00           (0.03)
April 11, 2005 3 to February 28, 2006 ..........................      $1.00          0.02            0.00           (0.02)

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ...................      $1.00          0.02            0.00           (0.02)
March 1, 2006 to February 28, 2007 .............................      $1.00          0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006 4 ...........................      $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ................................      $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ................................      $1.00          0.01            0.00           (0.01)
April 1, 2002 to March 31, 2003 ................................      $1.00          0.01            0.00           (0.01)
April 1, 2001 to March 31, 2002 ................................      $1.00          0.02            0.00           (0.02)

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ...................      $1.00          0.02            0.00           (0.02)
March 1, 2006 to February 28, 2007 .............................      $1.00          0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006 4 ...........................      $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ................................      $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ................................      $1.00          0.01            0.00           (0.01)
April 1, 2002 to March 31, 2003 ................................      $1.00          0.01            0.00           (0.01)
April 1, 2001 to March 31, 2002 ................................      $1.00          0.02            0.00           (0.02)

PRIME INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ...................      $1.00          0.03           (0.00)          (0.03)
March 1, 2006 to February 28, 2007 .............................      $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006 4 ...........................      $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ................................      $1.00          0.02            0.00           (0.02)
July 28, 2003 3 to March 31, 2004 ..............................      $1.00          0.01            0.00           (0.01)

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ...................      $1.00          0.02           (0.00)          (0.02)
March 1, 2006 to February 28, 2007 .............................      $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006 4 ...........................      $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ................................      $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ................................      $1.00          0.01            0.00           (0.01)
April 1, 2002 to March 31, 2003 ................................      $1.00          0.01            0.00           (0.01)
April 1, 2001 to March 31, 2002 ................................      $1.00          0.03            0.00           (0.03)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Money Market Funds 87


                                                                        Ending         Ratio to Average Net Assets (Annualized) 1
                                                      Distributions    Net Asset   -------------------------------------------------
                                                         from Net      Value Per   Net Investment     Gross    Expenses       Net
                                                      Realized Gains     Share     Income (Loss)    Expenses    Waived      Expenses
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        0.00          $1.00          5.04%         0.39%     (0.02)%       0.37%
March 1, 2006 to February 28, 2007 ................        0.00          $1.00          4.80%         0.40%     (0.02)%       0.38%
November 1, 2005 to February 28, 2006 5 ...........        0.00          $1.00          3.91%         0.40%     (0.02)%       0.38%
November 1, 2004 to October 31, 2005 ..............        0.00          $1.00          2.41%         0.56%     (0.17)%       0.39%
November 1, 2003 to October 31, 2004 ..............        0.00          $1.00          0.86%         0.68%     (0.28)%       0.40%
November 1, 2002 to October 31, 2003 ..............        0.00          $1.00          0.95%         0.62%     (0.22)%       0.40%
November 1, 2001 to October 31, 2002 ..............        0.00          $1.00          1.69%         0.60%     (0.20)%       0.40%

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        0.00          $1.00          5.24%         0.27%     (0.08)%       0.19%
March 1, 2006 to February 28, 2007 ................        0.00          $1.00          4.98%         0.28%     (0.10)%       0.18%
November 1, 2005 to February 28, 2006 5 ...........        0.00          $1.00          4.13%         0.28%     (0.10)%       0.18%
November 1, 2004 to October 31, 2005 ..............        0.00          $1.00          2.97%         0.28%     (0.10)%       0.18%
November 1, 2003 to October 31, 2004 ..............        0.00          $1.00          1.07%         0.26%     (0.08)%       0.18%
November 1, 2002 to October 31, 2003 ..............        0.00          $1.00          1.25%         0.22%     (0.04)%       0.18%
November 1, 2001 to October 31, 2002 ..............        0.00          $1.00          1.86%         0.21%     (0.03)%       0.18%

Select Class
June 29, 2007 3 to August 31, 2007 (Unaudited) ....        0.00          $1.00          5.42%         0.19%     (0.06)%       0.13%

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        0.00          $1.00          3.44%         0.38%     (0.08)%       0.30%
March 1, 2006 to February 28, 2007 ................        0.00          $1.00          3.23%         0.38%     (0.08)%       0.30%
April 11, 2005 3 to February 28, 2006 .............        0.00          $1.00          2.39%         0.39%     (0.09)%       0.30%

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        0.00          $1.00          3.55%         0.26%     (0.06)%       0.20%
March 1, 2006 to February 28, 2007 ................        0.00          $1.00          3.35%         0.26%     (0.06)%       0.20%
April 1, 2005 to February 28, 2006 4 ..............        0.00          $1.00          2.46%         0.27%     (0.07)%       0.20%
April 1, 2004 to March 31, 2005 ...................        0.00          $1.00          1.37%         0.26%     (0.06)%       0.20%
April 1, 2003 to March 31, 2004 ...................        0.00          $1.00          0.82%         0.26%     (0.04)%       0.22%
April 1, 2002 to March 31, 2003 ...................        0.00          $1.00          1.23%         0.29%      0.00%        0.29%
April 1, 2001 to March 31, 2002 ...................        0.00          $1.00          2.05%         0.38%     (0.08)%       0.30%

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        0.00          $1.00          3.30%         0.55%     (0.10)%       0.45%
March 1, 2006 to February 28, 2007 ................        0.00          $1.00          3.09%         0.55%     (0.10)%       0.45%
April 1, 2005 to February 28, 2006 4 ..............        0.00          $1.00          2.23%         0.56%     (0.11)%       0.45%
April 1, 2004 to March 31, 2005 ...................        0.00          $1.00          1.01%         0.55%     (0.10)%       0.45%
April 1, 2003 to March 31, 2004 ...................        0.00          $1.00          0.62%         0.55%     (0.10)%       0.45%
April 1, 2002 to March 31, 2003 ...................        0.00          $1.00          1.06%         0.55%     (0.10)%       0.45%
April 1, 2001 to March 31, 2002 ...................        0.00          $1.00          1.96%         0.54%     (0.09)%       0.45%

PRIME INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        0.00          $1.00          5.20%         0.26%     (0.06)%       0.20%
March 1, 2006 to February 28, 2007 ................        0.00          $1.00          5.06%         0.26%     (0.06)%       0.20%
April 1, 2005 to February 28, 2006 4 ..............        0.00          $1.00          3.46%         0.26%     (0.06)%       0.20%
April 1, 2004 to March 31, 2005 ...................        0.00          $1.00          1.87%         0.26%     (0.06)%       0.20%
July 28, 2003 3 to March 31, 2004 .................        0.00          $1.00          0.89%         0.25%     (0.05)%       0.20%

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        0.00          $1.00          4.80%         0.54%      0.00%        0.54%
March 1, 2006 to February 28, 2007 ................        0.00          $1.00          4.64%         0.55%      0.00%        0.55%
April 1, 2005 to February 28, 2006 4 ..............        0.00          $1.00          3.18%         0.55%      0.00%        0.55%
April 1, 2004 to March 31, 2005 ...................        0.00          $1.00          1.20%         0.55%      0.00%        0.55%
April 1, 2003 to March 31, 2004 ...................        0.00          $1.00          0.59%         0.55%     (0.01)%       0.54%
April 1, 2002 to March 31, 2003 ...................        0.00          $1.00          1.14%         0.55%      0.00%        0.55%
April 1, 2001 to March 31, 2002 ...................        0.00          $1.00          2.64%         0.55%      0.00%        0.55%

                                                                     Net Assets at
                                                         Total      End of Period
                                                        Return 2    (000's omitted)
-----------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND
-----------------------------------------------------------------------------------

Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ......       2.55%        $  311,794
March 1, 2006 to February 28, 2007 ................       4.91%        $  287,293
November 1, 2005 to February 28, 2006 5 ...........       1.29%        $  288,971
November 1, 2004 to October 31, 2005 ..............       2.54%        $  301,694
November 1, 2003 to October 31, 2004 ..............       0.88%        $  452,770
November 1, 2002 to October 31, 2003 ..............       0.94%        $  706,440
November 1, 2001 to October 31, 2002 ..............       1.69%        $1,034,437

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......       2.65%        $  556,766
March 1, 2006 to February 28, 2007 ................       5.12%        $  353,755
November 1, 2005 to February 28, 2006 5 ...........       1.36%        $  419,084
November 1, 2004 to October 31, 2005 ..............       2.75%        $  338,723
November 1, 2003 to October 31, 2004 ..............       1.10%        $  162,280
November 1, 2002 to October 31, 2003 ..............       1.16%        $  263,513
November 1, 2001 to October 31, 2002 ..............       1.91%        $1,079,326

Select Class
June 29, 2007 3 to August 31, 2007 (Unaudited) ....       2.64%        $  154,503

NATIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------
Administrator Class
March 1, 2007 to August 31, 2007 (Unaudited) ......       1.74%        $  568,672
March 1, 2006 to February 28, 2007 ................       3.28%        $  541,840
April 11, 2005 3 to February 28, 2006 .............       2.21%        $  561,788

Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......       1.79%        $1,665,246
March 1, 2006 to February 28, 2007 ................       3.39%        $1,146,902
April 1, 2005 to February 28, 2006 4 ..............       2.31%        $  700,534
April 1, 2004 to March 31, 2005 ...................       1.27%        $1,032,250
April 1, 2003 to March 31, 2004 ...................       0.85%        $  302,140
April 1, 2002 to March 31, 2003 ...................       1.23%        $  126,969
April 1, 2001 to March 31, 2002 ...................       2.20%        $  138,179

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ......       1.66%        $1,457,368
March 1, 2006 to February 28, 2007 ................       3.13%        $1,303,728
April 1, 2005 to February 28, 2006 4 ..............       2.08%        $1,160,594
April 1, 2004 to March 31, 2005 ...................       1.02%        $1,195,511
April 1, 2003 to March 31, 2004 ...................       0.62%        $1,262,512
April 1, 2002 to March 31, 2003 ...................       1.07%        $1,401,583
April 1, 2001 to March 31, 2002 ...................       2.05%        $1,433,976

PRIME INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------
Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......       2.63%        $7,535,531
March 1, 2006 to February 28, 2007 ................       5.10%        $7,088,329
April 1, 2005 to February 28, 2006 4 ..............       3.23%        $2,889,532
April 1, 2004 to March 31, 2005 ...................       1.58%        $3,271,052
July 28, 2003 3 to March 31, 2004 .................       0.60%        $1,085,856

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ......       2.46%        $1,180,309
March 1, 2006 to February 28, 2007 ................       4.74%        $1,190,293
April 1, 2005 to February 28, 2006 4 ..............       2.90%        $1,332,129
April 1, 2004 to March 31, 2005 ...................       1.22%        $  816,105
April 1, 2003 to March 31, 2004 ...................       0.60%        $1,466,176
April 1, 2002 to March 31, 2003 ...................       1.14%        $1,818,364
April 1, 2001 to March 31, 2002 ...................       2.80%        $2,006,493

88 Wells Fargo Advantage Money Market Funds                 Financial Highlights


                                                        Beginning                     Net Realized    Distributions
                                                        Net Asset         Net        and Unrealized      from Net
                                                        Value Per      Investment      Gain (Loss)      Investment
                                                          Share      Income (Loss)   on Investments       Income
-------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......       $1.00           0.02            0.00            (0.02)
March 1, 2006 to February 28, 2007 ................       $1.00           0.05            0.00            (0.05)
April 1, 2005 to February 28, 2006 4 ..............       $1.00           0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ...................       $1.00           0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ...................       $1.00           0.01            0.00            (0.01)
April 1, 2002 to March 31, 2003 ...................       $1.00           0.01            0.00            (0.01)
April 1, 2001 to March 31, 2002 ...................       $1.00           0.03            0.00            (0.03)

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ......       $1.00           0.02            0.00            (0.02)
March 1, 2006 to February 28, 2007 ................       $1.00           0.05            0.00            (0.05)
April 1, 2005 to February 28, 2006 4 ..............       $1.00           0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ...................       $1.00           0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ...................       $1.00           0.01            0.00            (0.01)
April 1, 2002 to March 31, 2003 ...................       $1.00           0.01            0.00            (0.01)
April 1, 2001 to March 31, 2002 ...................       $1.00           0.03            0.00            (0.03)

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ......       $1.00           0.02            0.00            (0.02)
March 1, 2006 to February 28, 2007 ................       $1.00           0.04            0.00            (0.04)
April 1, 2005 to February 28, 2006 4 ..............       $1.00           0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ...................       $1.00           0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ...................       $1.00           0.01            0.00            (0.01)
April 1, 2002 to March 31, 2003 ...................       $1.00           0.01            0.00            (0.01)
April 1, 2001 to March 31, 2002 ...................       $1.00           0.03            0.00            (0.03)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Money Market Funds 89


                                                                         Ending       Ratio to Average Net Assets (Annualized) 1
                                                       Distributions   Net Asset   ------------------------------------------------
                                                         from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                      Realized Gains     Share      Income (Loss)   Expenses    Waived     Expenses
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        0.00          $1.00          4.97%         0.26%     (0.06)%     0.20%
March 1, 2006 to February 28, 2007 ................        0.00          $1.00          4.93%         0.26%     (0.06)%     0.20%
April 1, 2005 to February 28, 2006 4 ..............        0.00          $1.00          3.29%         0.26%     (0.06)%     0.20%
April 1, 2004 to March 31, 2005 ...................        0.00          $1.00          1.39%         0.27%     (0.07)%     0.20%
April 1, 2003 to March 31, 2004 ...................        0.00          $1.00          0.88%         0.26%     (0.06)%     0.20%
April 1, 2002 to March 31, 2003 ...................        0.00          $1.00          1.38%         0.29%     (0.08)%     0.21%
April 1, 2001 to March 31, 2002 ...................        0.00          $1.00          2.78%         0.29%     (0.08)%     0.21%

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        0.00          $1.00          4.66%         0.55%     (0.05)%     0.50%
March 1, 2006 to February 28, 2007 ................        0.00          $1.00          4.61%         0.55%     (0.05)%     0.50%
April 1, 2005 to February 28, 2006 4 ..............        0.00          $1.00          2.99%         0.55%     (0.05)%     0.50%
April 1, 2004 to March 31, 2005 ...................        0.00          $1.00          1.12%         0.56%     (0.06)%     0.50%
April 1, 2003 to March 31, 2004 ...................        0.00          $1.00          0.60%         0.55%     (0.06)%     0.49%
April 1, 2002 to March 31, 2003 ...................        0.00          $1.00          1.18%         0.55%     (0.09)%     0.46%
April 1, 2001 to March 31, 2002 ...................        0.00          $1.00          2.54%         0.53%     (0.07)%     0.46%

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        0.00          $1.00          4.45%         0.74%     (0.24)%     0.50%
March 1, 2006 to February 28, 2007 ................        0.00          $1.00          4.36%         0.74%     (0.24)%     0.50%
April 1, 2005 to February 28, 2006 4 ..............        0.00          $1.00          2.89%         0.73%     (0.23)%     0.50%
April 1, 2004 to March 31, 2005 ...................        0.00          $1.00          1.12%         0.68%     (0.18)%     0.50%
April 1, 2003 to March 31, 2004 ...................        0.00          $1.00          0.52%         0.55%     (0.06)%     0.49%
April 1, 2002 to March 31, 2003 ...................        0.00          $1.00          1.12%         0.55%     (0.09)%     0.46%
April 1, 2001 to March 31, 2002 ...................        0.00          $1.00          2.53%         0.55%     (0.09)%     0.46%

                                                                        Net Assets at
                                                           Total        End of Period
                                                         Return 2      (000's omitted)
--------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------
Institutional Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        2.51%          $2,476,295
March 1, 2006 to February 28, 2007 ................        5.01%          $1,822,046
April 1, 2005 to February 28, 2006 4 ..............        3.07%          $1,166,102
April 1, 2004 to March 31, 2005 ...................        1.48%          $1,268,636
April 1, 2003 to March 31, 2004 ...................        0.88%          $1,964,435
April 1, 2002 to March 31, 2003 ...................        1.45%          $1,565,864
April 1, 2001 to March 31, 2002 ...................        2.97%          $  905,766

Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        2.36%          $1,027,992
March 1, 2006 to February 28, 2007 ................        4.70%          $1,283,813
April 1, 2005 to February 28, 2006 4 ..............        2.78%          $  940,104
April 1, 2004 to March 31, 2005 ...................        1.17%          $1,205,795
April 1, 2003 to March 31, 2004 ...................        0.60%          $1,324,943
April 1, 2002 to March 31, 2003 ...................        1.20%          $1,207,609
April 1, 2001 to March 31, 2002 ...................        2.73%          $1,158,202

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------
Service Class
March 1, 2007 to August 31, 2007 (Unaudited) ......        2.26%          $5,240,709
March 1, 2006 to February 28, 2007 ................        4.44%          $4,049,964
April 1, 2005 to February 28, 2006 4 ..............        2.64%          $3,581,797
April 1, 2004 to March 31, 2005 ...................        1.11%          $3,031,989
April 1, 2003 to March 31, 2004 ...................        0.53%          $2,978,019
April 1, 2002 to March 31, 2003 ...................        1.15%          $2,725,643
April 1, 2001 to March 31, 2002 ...................        2.68%          $2,501,888

90 Wells Fargo Advantage Money Market Funds        Notes to Financial Highlights


--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3     Commencement of operations.

4     The Fund changed its fiscal year end from March 31 to February 28.

5     The Fund changed its fiscal year end from October 31 to February 28.

Notes to Financial Statements        Wells Fargo Advantage Money Market Funds 91


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund. Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Funds invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

92 Wells Fargo Advantage Money Market Funds        Notes to Financial Statements


FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2007.

At February 28, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

-------------------------------------------------------------------------------------------------------
FUND                                           Expiration Year               Capital Loss Carryforwards
-------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                    2013                             $390,478
-------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                  2015                               25,415
-------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                   2013                               20,852
                                                     2014                                2,111
-------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                      2013                              118,019
-------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                      2014                               10,049
-------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

------------------------------------------------------------------------------------------------------------------------------
                                                               Advisory                                           Subadvisory
                                                               Fees (% of                                          Fees (% of
                                            Average Daily    Average Daily                    Average Daily      Average Daily
FUND                                         Net Assets       Net Assets)      Subadviser       Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND      First $1 billion      0.300       Wells Capital   First $1 billion        0.050
                                           Next $4 billion       0.275        Management      Next $2 billion        0.030
                                           Over $5 billion       0.250                        Next $3 billion        0.020
                                                                                              Over $6 billion        0.010
------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements        Wells Fargo Advantage Money Market Funds 93


-----------------------------------------------------------------------------------------------------------------------------
                                                               Advisory                                          Subadvisory
                                                               Fees (% of                                        Fees (% of
                                            Average Daily    Average Daily                    Average Daily     Average Daily
FUND                                         Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
-------------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND         All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                               Management     Next $2 billion       0.030
                                                                                              Next $3 billion       0.020
                                                                                              Over $6 billion       0.010
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND              All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                              Management      Next $2 billion       0.030
                                                                                              Next $3 billion       0.020
                                                                                              Over $6 billion       0.010
-------------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                              Management      Next $2 billion       0.030
                                                                                              Next $3 billion       0.020
                                                                                              Over $6 billion       0.010
-------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND       All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                               Management     Next $2 billion       0.030
                                                                                              Next $3 billion       0.020
                                                                                              Over $6 billion       0.010
-------------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND        All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                               Management     Next $2 billion       0.030
                                                                                              Next $3 billion       0.020
                                                                                              Over $6 billion       0.010
-------------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND           All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                               Management     Next $2 billion       0.030
                                                                                              Next $3 billion       0.020
                                                                                              Over $6 billion       0.010
-------------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND           First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                           Next $4 billion       0.275         Management     Next $2 billion       0.030
                                           Over $5 billion       0.250                        Next $3 billion       0.020
                                                                                              Over $6 billion       0.010
-------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                            Administration Fees
                                         Average Daily         (% of Average
                                          Net Assets         Daily Net Assets)
--------------------------------------------------------------------------------
Fund Level                             First $5 billion             0.05
                                        Next $5 billion             0.04
                                       Over $10 billion             0.03
--------------------------------------------------------------------------------
Administrator Class                    All asset levels             0.10
--------------------------------------------------------------------------------
Institutional Class                    All asset levels             0.08
--------------------------------------------------------------------------------
Select Class                           All asset levels             0.04
--------------------------------------------------------------------------------
Service Class                          All asset levels             0.12
--------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

94 Wells Fargo Advantage Money Market Funds        Notes to Financial Statements


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
All Money Market Funds                                                0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

-------------------------------------------------------------------------------------------------------
                                                     Administrator   Institutional   Select   Service
FUND                                     Class A         Class           Class        Class    Class
-------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND      0.25%           NA               NA          NA      0.25%
-------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND            NA          0.10%            0.00%       0.00%     0.25%
-------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND               0.25%         0.10%            0.00%         NA      0.25%
-------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                   NA          0.10%            0.00%       0.00%       NA
-------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND        0.25%         0.10%            0.00%         NA      0.25%
-------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND           NA            NA             0.00%         NA      0.25%
-------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND            0.25%           NA             0.00%         NA      0.25%
-------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND            0.25%           NA               NA          NA      0.25%
-------------------------------------------------------------------------------------------------------

For the six-month period ended August 31, 2007, shareholder servicing fees paid were as follows:

--------------------------------------------------------------------------------------------------------
                                                     Administrator   Institutional   Select    Service
FUND                                     Class A         Class           Class        Class     Class
--------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $4,009,110           NA            NA          NA     $  672,748
--------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND               NA     $779,826           $ 0         $ 0      8,019,205
--------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND             3,989,597      652,557             0          NA      7,183,403
--------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                      NA      158,267             0           0             NA
--------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND      1,534,004      277,882             0          NA      1,710,761
--------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND              NA           NA             0          NA      3,222,468
--------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND          3,725,952           NA             0          NA      1,767,719
--------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND            346,607           NA            NA          NA      6,054,068
--------------------------------------------------------------------------------------------------------

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed through June 30, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the period were as follows:

Notes to Financial Statements        Wells Fargo Advantage Money Market Funds 95


----------------------------------------------------------------------------------------------------------------
                                                                         Net Operating Expense Ratios
                                                              --------------------------------------------------
FUND                                    Administrator Class   Institutional Class   Select Class   Service Class
----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND            NA                    NA                NA           0.45%
----------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND              0.35%                 0.20%             0.13%          0.50%
----------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                   0.35%                 0.20%               NA           0.50%
----------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                     0.35% 1               0.20% 2           0.13%            NA
----------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND            0.30%                 0.20%               NA           0.45%
----------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND               NA                  0.20%               NA           0.55%
----------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                  NA                  0.20%               NA           0.50%
----------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                  NA                    NA                NA           0.50%
----------------------------------------------------------------------------------------------------------------

1 Effective July 1, 2007, the expense cap for Heritage Money Market Fund - Administrator class changed from 0.38% to 0.35%. The blended expense cap as of August 31, 2007 is 0.37%.

2 Effective July 1, 2007, the expense cap for Heritage Money Market Fund - Institutional class changed from 0.18% to 0.20%. The blended expense cap as of August 31, 2007 is 0.19%.

4. LEGAL AND REGULATORY MATTERS

In 2004, the Strong Fund's investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income
Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of August 31, 2007.

As of August 31, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six months ended August 31, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

96 Wells Fargo Advantage Money Market Funds                    Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years               Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987         Education Consultant to the Director of the Institute      None
65                                                   for Executive Education of the Babcock Graduate School
                                                     of Management of Wake Forest University. Prior thereto,
                                                     the Thomas Goho Chair of Finance of Wake Forest
                                                     University, Calloway School of Business and
                                                     Accountancy, from 2006-2007 and Associate Professor of
                                                     Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal Geyser Water       None
64                       (Chairman since 2005)       Company and President of Crystal Geyser Roxane Water
                         (Lead Trustee since 2001)   Company.
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach      None
74                                                   Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006         Professor of Insurance and Risk Management, Wharton        None
54                                                   School, University of Pennsylvania. Director of the
                                                     Boettner Center on Pensions and Retirement Research.
                                                     Research Associate and Board Member, Penn Aging
                                                     Research Center. Research Associate, National Bureau of
                                                     Economic Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996         Senior Counselor to the public relations firm of           None
55                                                   Himle-Horner and Senior Fellow at the Humphrey
                                                     Institute, Minneapolis, Minnesota (a public policy
                                                     organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996         Principal of the law firm of Willeke & Daniels.            None
67
------------------------------------------------------------------------------------------------------------------------------------

Other Information                    Wells Fargo Advantage Money Market Funds 97


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years               Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,     None
63                                                   Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years               Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and     None
48                                                   President of Wells Fargo Funds Management, LLC since
                                                     2003. Senior Vice President and Chief Administrative
                                                     Officer of Wells Fargo Funds Management, LLC from 2001
                                                     to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo         None
47                       Chief Legal Counsel         Funds Management, LLC since 2001. Vice President and
                         since 2003                  Managing Senior Counsel of Wells Fargo Bank, N.A. since
                                                     1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007       Vice President and Manager of Fund Accounting,             None
48                                                   Reporting and Tax for Wells Fargo Funds Management, LLC
                                                     since 2007. From 2002 to 2004, Controller for Sungard
                                                     Transaction Networks. Chief Operating Officer for UMB
                                                     Fund Services, Inc. from 2004 to 2005. Director of Fund
                                                     Administration and SEC Reporting for TIAA-CREF from
                                                     2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells Fargo Bank and    None
45                       since 2004                  Wells Fargo Funds Management, LLC from 1995 to 2002;
                                                     Chief Compliance Officer of Wells Fargo Funds
                                                     Management, LLC since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of August 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

98 Wells Fargo Advantage Money Market Funds                    Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET FUND, CASH INVESTMENT MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, HERITAGE MONEY MARKET FUND,
NATIONAL TAX-FREE MONEY MARKET FUND, PRIME INVESTMENT MONEY MARKET FUND, TREASURY PLUS MONEY MARKET FUND AND 100% TREASURY MONEY MARKET FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, the investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

Other Information                    Wells Fargo Advantage Money Market Funds 99


FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than, equal to, or not appreciably below, the median performance of its Peer Group for all time periods.

The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Boards also considered and approved (as applicable) Funds management's recommendation to reduce and increase certain of the Heritage Money Market Fund's net operating expense ratios in coming to its conclusion.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved (as applicable) Funds Management's recommendation to reduce and increase certain of the Funds' net operating expense ratios in coming to its conclusion.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

100 Wells Fargo Advantage Money Market Funds                   Other Information


ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, and for the Funds with Advisory Agreement Rate breakpoints, most particularly through such breakpoints and waivers/caps and/or expense reimbursements.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations               Wells Fargo Advantage Money Market Funds 101


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Corporation
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    106395 10-07
                                                             SMMINS/SAR116 10-07

                                                                 ---------------
                                                         [LOGO]  WELLS ADVANTAGE
                                                                 FARGO FUNDS
                                                                 ---------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]   Semi-Annual Report
                    August 31, 2007

--------------------------------------------------------------------------------

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .....................................................   2

PERFORMANCE HIGHLIGHTS
Liquidity Reserve Money Market Fund ........................................   4

FUND EXPENSES ..............................................................   6

PORTFOLIO OF INVESTMENTS
Liquidity Reserve Money Market Fund ........................................   7

FINANCIAL STATEMENTS
Statement of Assets and Liabilities ........................................  12
Statement of Operations ....................................................  13
Statements of Changes in Net Assets ........................................  14
Financial Highlights .......................................................  16

NOTES TO FINANCIAL STATEMENTS ..............................................  18

OTHER INFORMATION ..........................................................  22

LIST OF ABBREVIATIONS ......................................................  27

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $139 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2007.

EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                        Equity Index Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Equity Value Fund                                 Overseas Fund
C&B Mid Cap Value Fund                   Growth and Income Fund                            Small Cap Disciplined Fund
Capital Growth Fund                      Growth Fund                                       Small Cap Growth Fund
Common Stock Fund                        Growth Equity Fund                                Small Cap Opportunities Fund
Discovery Fund                           Index Fund                                        Small Cap Value Fund
Diversified Equity Fund                  International Core Fund                           Small Company Growth Fund
Diversified Small Cap Fund               International Equity Fund                         Small Company Value Fund
Dividend Income Fund                     International Value Fund                          Small/Mid Cap Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Specialized Financial Services Fund
Emerging Markets Focus Fund              Large Cap Growth Fund                             Specialized Health Sciences Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Mid Cap Disciplined Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Growth Fund                               Value Fund

BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund    Intermediate Government Income Fund 1             Short-Term Municipal Bond Fund
California Tax-Free Fund                 Intermediate Tax-Free Fund                        Stable Income Fund
Colorado Tax-Free Fund                   Minnesota Tax-Free Fund                           Strategic Income Fund
Corporate Bond Fund                      Municipal Bond Fund                               Total Return Bond Fund
Diversified Bond Fund                    National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
Government Securities Fund 1             National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Income Fund                         Nebraska Tax-Free Fund                            Ultra-Short Duration Bond Fund
High Yield Bond Fund                     Short Duration Government Bond Fund 1             Wisconsin Tax-Free Fund
Income Plus Fund                         Short-Term Bond Fund
Inflation-Protected Bond Fund            Short-Term High Yield Bond Fund

ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio          Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio        Target 2010 Fund 2
Life Stage-Moderate Portfolio            Target 2015 Fund 2

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1        Liquidity Reserve Money Market Fund               National Tax-Free Money Market Trust
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       Overland Express Sweep Fund
California Tax-Free Money Market Trust   Money Market Fund                                 Prime Investment Money Market Fund
Cash Investment Money Market Fund        Money Market Trust                                Treasury Plus Money Market Fund 1
Government Money Market Fund 1           Municipal Money Market Fund
Heritage Money Market Fund               National Tax-Free Money Market Fund

VARIABLE TRUST FUNDS 3
------------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the Wells Fargo Advantage Dow Jones Target Date Funds(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Liquidity Reserve Money Market Fund

                                                          Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

Dear Valued Shareholder,

If you were a shareholder last year at this time, you may notice a few changes in this year's semi-annual report for the WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND, which covers the six-month period that ended August 31, 2007. Our new streamlined process includes the Fund's portfolio composition and maturity distribution as well as average annual total return for the Fund and its yield summary. The financial section has remained the same.

We will continue to provide you with a review of the economy and the money markets in our letter to you. In the next annual report, which will cover the 12-month period that will end February 29, 2008, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

--------------------------------------------------------------------------------
ECONOMIC GROWTH FOR THE SECOND QUARTER OF 2007 WAS HIGHER THAN EARLY ESTIMATES. GROSS DOMESTIC PRODUCT (GDP) GROWTH WAS REVISED UPWARD FROM 3.4% TO 4.0% FOR THE SECOND QUARTER.
--------------------------------------------------------------------------------

REVIEW OF THE ECONOMY

Economic growth for the second quarter of 2007 was higher than early estimates. Gross Domestic Product (GDP) growth was revised upward from 3.4% to 4.0% for the second quarter. Contributors to GDP growth included stronger exports and weaker imports. We may continue to see this same trend through the end of 2007 if global growth remains steady and the U.S. dollar stays weak compared to other currencies. As for the subcomponents of GDP, consumer and business spending are causing some concern as they continue to show signs of weakness in response to escalating concerns about the housing market and the subprime mortgage sector.

In May and June, it seemed that housing activity was showing some signs of recovery, but that began to change by August when the market started to assess the risk that the housing slump might have on consumer and business spending. Household incomes, a strong labor market, and, until recently, gains in equity portfolios had sustained consumer spending. However, as housing declined and equity values fell in August, consumer confidence dropped.

--------------------------------------------------------------------------------
THE MONEY MARKET YIELD CURVE ROSE MODESTLY DURING THE SIX-MONTH PERIOD FROM 5.32% ON MARCH 1, 2007, TO 5.53% ON AUGUST 31, 2007.
--------------------------------------------------------------------------------

MONEY MARKETS HELD STEADY AMID SUBPRIME MORTGAGE CONCERNS

The money market yield curve rose modestly during the six-month period from 5.32% on March 1, 2007, to 5.53% on August 31, 2007. However, during the month of August 2007, money market yield curve volatility took an unusual turn and affected the shorter end of the curve instead of the longer end of the curve, which tends to be more volatile. This was the result, in part, of banks becoming more cautious about lending money to one another as concerns surfaced about credit conditions and potential exposure to subprime mortgages. Consequently, the one-month London Interbank Offered Rate in August jumped 40 basis points to 5.72%.

As banks continued to tighten their lending practices and concerns about exposure to subprime mortgages increased, the Fed responded in mid-August by cutting the bank discount lending rate by 50 basis points, to 5.75%. The bank

Letter to Shareholders

                     Wells Fargo Advantage Liquidity Reserve Money Market Fund 3


discount lending rate is what a central bank charges for loans to member banks. The Fed also extended the terms of its financing from the normal overnight period to as long as 30 days.

News articles raised concerns about money market exposure to extendible commercial paper, secured liquidity notes, and the subprime mortgage markets. We would like for you, our shareholders, to know that the Wells Fargo Advantage Money Market Funds have never purchased any type of extendible commercial paper or secured liquidity notes. These programs are not the type of investments that Wells Fargo would sanction for its approved investment list for money market funds and therefore are not purchased by our portfolio management team. We carefully monitor all of our investments in the money market funds and do not invest directly in subprime or investment-grade domestic mortgages or single-seller, asset-backed commercial paper programs from either prime or subprime mortgage originators.

--------------------------------------------------------------------------------
WE CAREFULLY MONITOR ALL OF OUR INVESTMENTS IN THE MONEY MARKET FUNDS AND DO NOT INVEST DIRECTLY IN SUBPRIME OR INVESTMENT-GRADE DOMESTIC MORTGAGES OR SINGLE-SELLER, ASSET-BACKED COMMERCIAL PAPER PROGRAMS FROM EITHER PRIME OR SUBPRIME MORTGAGE ORIGINATORS.
--------------------------------------------------------------------------------

PLANNING AHEAD

As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that economic and housing activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking money managers who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

4 Wells Fargo Advantage Liquidity Reserve Money Market Fund

                                                          Performance Highlights


WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

July 31, 2002

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bond/Notes         (26%)
Repurchase Agreements                     (11%)
Time Deposits                              (9%)
Commercial Paper                          (46%)
Certificates of Deposits                   (4%)
Corporate Bonds                            (4%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 Days                                  (51%)
15-29 Days                                 (19%)
30-59 Days                                 (17%)
60-89 Days                                 (7%)
90-179 Days                                (5%)
270+ Days                                  (1%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights

                     Wells Fargo Advantage Liquidity Reserve Money Market Fund 5


           WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      6-Month*   1-Year   5-Year   Life of Fund
--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND     2.36      4.73     2.16        2.14
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                       4.80%
--------------------------------------------------------------------------------
7-Day Compound Yield                                                      4.91%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                       4.70%
--------------------------------------------------------------------------------
30-Day Compound Yield                                                     4.81%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.74%.

6 Wells Fargo Advantage Liquidity Reserve Money Market Fund        Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                              Beginning        Ending         Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND     03-01-2007      08-31-2007      Period 1    Expense Ratio
------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                     $1,000.00       $1,023.60        $3.88          0.76%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,021.37        $3.87          0.76%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

Portfolio of Investments--August 31, 2007 (Unaudited)

                     Wells Fargo Advantage Liquidity Reserve Money Market Fund 7


LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 1.39%
$     8,000,000   ARKLE MASTER ISSUER PLC+++/-                                           5.55%        11/19/2007    $     8,000,000
     10,000,000   CARLYLE CAPITAL INVESTMENT LIMITED+++/-                                5.42         05/08/2008          9,999,325
     16,000,000   CARLYLE LOAN INVESTMENT LIMITED+++/-                                   5.41         04/11/2008         16,000,000
      2,000,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                       5.56         04/15/2008          2,000,000
      9,000,000   SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+++/-                       5.43         04/11/2008          9,000,000

TOTAL ASSET BACKED SECURITIES (COST $44,999,325)                                                                         44,999,325
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT: 3.92%
     28,000,000   ABN-AMRO BANK (LONDON)                                                 5.32         10/16/2007         28,000,000
     25,000,000   BARCLAYS BANK PLC                                                      5.34         12/05/2007         25,000,000
     28,000,000   BARCLAYS BANK PLC (NEW YORK)                                           5.32         10/16/2007         28,000,000
      7,000,000   CALYON (NEW YORK) SERIES YCD+/-                                        5.30         09/13/2007          6,999,953
     20,000,000   NATIXIS+/-                                                             5.40         03/06/2008         20,000,000
     19,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                   5.27         04/03/2008         18,997,255

TOTAL CERTIFICATES OF DEPOSIT (COST $126,997,208)                                                                       126,997,208
                                                                                                                    ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.22%
      6,913,783   PARAGON MORTGAGES PLC+++/-                                             5.60         09/15/2007          6,913,783

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,913,783)                                                               6,913,783
                                                                                                                    ---------------
COMMERCIAL PAPER: 46.36%
     27,000,000   ABN AMRO NORTH AMERICA FINANCE INCORPORATED^                           5.17         11/16/2007         26,716,943
     10,000,000   ASSCHER FINANCE CORPORATION++^                                         5.23         12/03/2007          9,869,250
     30,000,000   ASSCHER FINANCE CORPORATION++^                                         5.21         12/10/2007         29,578,858
     32,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++^                           5.75         09/04/2007         32,000,000
     26,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++^                           6.10         09/05/2007         25,995,594
     10,000,000   ATLAS CAPITAL FUNDING CORPORATION++^                                   5.21         01/03/2008          9,824,886
     20,000,000   ATOMIUM FUNDING LLC++^                                                 5.40         09/06/2007         19,994,000
     30,000,000   ATOMIUM FUNDING LLC++^                                                 5.28         09/20/2007         29,929,600
     25,000,000   BARTON CAPITAL LLC++^                                                  6.10         09/11/2007         24,970,347
     17,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.48         10/19/2007         17,000,000
     10,000,000   CAIRN HIGH GRADE FUNDING I LLC++^                                      5.28         09/21/2007          9,975,067
      5,000,000   CEDAR SPRINGS CAPITAL COMPANY++^                                       5.27         09/12/2007          4,994,144
      6,000,000   CEDAR SPRINGS CAPITAL COMPANY++^                                       5.29         09/21/2007          5,985,012
     40,000,000   CEDAR SPRINGS CAPITAL COMPANY++^                                       5.27         10/18/2007         39,742,355
     25,000,000   CHARIOT FUNDING LLC++^                                                 5.35         09/04/2007         25,000,000
     20,000,000   CHARIOT FUNDING LLC++^                                                 6.10         09/25/2007         19,928,833
     15,000,000   CHARIOT FUNDING LLC++^                                                 6.25         09/28/2007         14,937,500
      5,000,000   CITY OF CHICAGO                                                        5.35         10/16/2007          5,000,000
     37,000,000   CLIPPER RECEIVABLES COMPANY LLC++^                                     5.80         09/04/2007         37,000,000
     11,000,000   CLIPPER RECEIVABLES COMPANY LLC++^                                     6.30         09/07/2007         10,994,225
     20,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++^                                   5.60         11/14/2007         19,779,111
     15,000,000   CRC FUNDING LLC++^                                                     5.85         10/02/2007         14,931,750
     13,000,000   CROWN POINT CAPITAL COMPANY+++/-                                       5.31         12/14/2007         12,998,936
      9,000,000   DEER VALLEY FUNDING LLC++^                                             5.27         10/05/2007          8,959,158
      5,000,000   DORADA FINANCE INCORPORATED++^                                         5.91         11/28/2007          4,930,229
     59,000,000   EBBETS FUNDING LLC++^                                                  6.50         09/04/2007         59,000,000

8 Wells Fargo Advantage Liquidity Reserve Money Market Fund

                           Portfolio of Investments--August 31, 2007 (Unaudited)


LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$    11,000,000   ERASMUS CAPITAL CORPORATION++^                                         6.50%        09/04/2007    $    11,000,000
     30,000,000   ERASMUS CAPITAL CORPORATION++^                                         5.27         09/17/2007         29,942,909
      5,000,000   ERASMUS CAPITAL CORPORATION++^                                         5.24         12/27/2007          4,917,033
      5,000,000   FALCON ASSET SECURITY COMPANY LLC++^                                   6.00         09/10/2007          4,995,000
      6,000,000   FCAR OWNER TRUST I^                                                    5.26         10/18/2007          5,961,427
     15,000,000   FCAR OWNER TRUST I^                                                    5.22         12/19/2007         14,769,450
     30,000,000   FIVE FINANCE INCORPORATED++^                                           5.27         10/05/2007         29,863,858
      5,000,000   FIVE FINANCE INCORPORATED++^                                           5.26         10/09/2007          4,974,431
     18,000,000   FIVE FINANCE INCORPORATED++^                                           5.26         10/23/2007         17,871,130
     10,000,000   FIVE FINANCE INCORPORATED++^                                           5.27         10/31/2007          9,916,558
      5,000,000   FIVE FINANCE INCORPORATED++^                                           5.91         12/05/2007          4,925,304
     28,000,000   GALLEON CAPITAL LLC++^                                                 5.80         09/04/2007         28,000,000
     28,000,000   GALLEON CAPITAL LLC++^                                                 6.30         09/07/2007         27,985,300
     35,000,000   GERMAN RESIDENTIAL FUNDING+/-                                          5.48         11/23/2007         35,000,000
      8,500,000   GOVCO LLC++^                                                           5.25         10/10/2007          8,455,375
     10,000,000   HARRIER FINANCE FUNDING US LLC++^                                      5.27         09/21/2007          9,975,114
     15,000,000   HARRIER FINANCE FUNDING US LLC++^                                      5.26         10/16/2007         14,907,950
      5,000,000   HARRIER FINANCE FUNDING US LLC++^                                      5.26         10/18/2007          4,967,856
     20,000,000   HARRIER FINANCE FUNDING US LLC++^                                      5.19         11/19/2007         19,780,867
     10,000,000   HUDSON-THAMES LLC++^                                                   5.19         10/15/2007          9,940,892
      6,700,000   HUDSON-THAMES LLC++^                                                   5.18         10/30/2007          6,646,013
     25,000,000   IOWA STUDENT LOAN LIQUIDATION COMPANY^                                 5.75         09/13/2007         24,964,063
     25,000,000   JUPITER SECURITIZATION COMPANY LLC++^                                  6.08         09/07/2007         24,987,333
     15,000,000   JUPITER SECURITIZATION COMPANY LLC++^                                  5.90         09/14/2007         14,975,417
     15,000,000   JUPITER SECURITIZATION COMPANY LLC++^                                  6.15         09/27/2007         14,941,062
      3,000,000   K2 (USA) LLC++^                                                        6.25         09/04/2007          3,000,000
     10,000,000   K2 (USA) LLC++^                                                        5.25         10/26/2007          9,924,167
     21,750,000   KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++^                          5.17         11/19/2007         21,512,611
     20,000,000   KESTREL FUNDING US LLC++^                                              5.24         01/22/2008         19,592,444
      6,000,000   LIBERTY STREET FUNDING LLC++^                                          6.00         09/04/2007          6,000,000
      9,000,000   MONUMENT GLOBAL FUNDING II+++/-                                        5.34         12/20/2007          9,000,000
     16,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                       5.46         02/01/2008         16,008,358
     23,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                             5.75         09/04/2007         23,000,000
     26,000,000   NORTH SEA FUNDING LLC++^                                               6.35         09/07/2007         25,986,242
     20,000,000   OLD LINE FUNDING LLC++^                                                5.65         10/01/2007         19,915,250
      9,000,000   PARK AVENUE RECEIVABLES++^                                             5.34         09/04/2007          9,000,000
     10,000,000   PARK AVENUE RECEIVABLES++^                                             5.75         10/11/2007          9,940,903
      5,000,000   PICAROS FUNDING LLC++^                                                 5.21         01/09/2008          4,908,101
     20,000,000   RANGER FUNDING COMPANY LLC++^                                          6.05         09/18/2007         19,952,944
     32,000,000   SHEFFIELD RECEIVABLES++^                                               6.15         09/05/2007         31,994,533
     35,000,000   SHEFFIELD RECEIVABLES++^                                               6.50         09/05/2007         34,993,681
     30,000,000   SHEFFIELD RECEIVABLES++^                                               5.75         09/12/2007         29,961,667
     34,000,000   STANFIELD VICTORIA FUNDING LLC+++/-                                    5.47         01/17/2008         33,997,506
      6,000,000   SURREY FUNDING CORPORATION++^                                          6.15         09/05/2007          5,998,975
     18,000,000   SURREY FUNDING CORPORATION++^                                          6.50         09/05/2007         17,996,750
     11,000,000   TANGO FINANCE CORPORATION++^                                           5.27         09/17/2007         10,979,066
     28,006,000   TASMAN FUNDING INCORPORATED++^                                         5.42         09/05/2007         28,001,784

Portfolio of Investments--August 31, 2007 (Unaudited)

                     Wells Fargo Advantage Liquidity Reserve Money Market Fund 9


LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$    15,000,000   TEMPUS FUNDING LLC++^                                                  5.27%        09/24/2007    $    14,956,083
     15,000,000   TEMPUS FUNDING LLC++^                                                  5.28         09/24/2007         14,956,000
     32,000,000   TULIP FUNDING CORPORATION++^                                           5.21         12/20/2007         31,504,471
     24,750,000   UBS FINANCE (DELAWARE) LLC^                                            5.19         10/05/2007         24,639,388
     55,000,000   UBS FINANCE (DELAWARE) LLC^                                            5.25         10/12/2007         54,695,208
     19,000,000   VERSAILLES CDS LLC++^                                                  5.27         09/19/2007         18,958,279
     20,000,000   VERSAILLES CDS LLC++^                                                  5.30         10/03/2007         19,914,611
     20,000,000   WESTPAC SECURITIES (NZ) LIMITED++^                                     5.26         10/09/2007         19,897,722
      5,000,000   ZELA FINANCE INCORPORATED++^                                           5.27         09/26/2007          4,983,897

TOTAL COMMERCIAL PAPER (COST $1,500,870,781)                                                                          1,500,870,781
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 0.35%
        975,000   CENTRAL OHIO MEDICAL TEXTILE SERIES 2003+/-SS.                         5.68         03/01/2023            975,000
     10,255,000   HSBC FINANCE CORPORATION                                               5.84         02/15/2008         10,277,491

TOTAL CORPORATE BONDS & NOTES (COST $11,252,491)                                                                         11,252,491
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 0.88%
     12,240,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO                         5.51         11/01/2028         12,240,000
                  UNLIMITED, BANK OF AMERICA NA LOC)+/-SS.
      7,000,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY
                  INCORPORATED SERIES D (HEFAR, AMBAC
                  INSURED)+/-SS.                                                         5.50         12/01/2046          7,000,000
      9,300,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY
                  INCORPORATED SERIES D (HEFAR, BANK OF
                  AMERICA NA LOC)+/-SS.                                                  5.50         06/01/2045          9,299,909

TOTAL MUNICIPAL BONDS & NOTES (COST $28,539,909)                                                                         28,539,909
                                                                                                                    ---------------
EXTENDABLE BONDS: 13.55%
     18,500,000   ALLIED IRISH BANKS PLC+++/-                                            5.52         09/18/2008         18,500,000
     20,500,000   BANK OF IRELAND+++/-                                                   5.54         09/19/2008         20,500,000
     25,000,000   BES FINANCE LIMITED+++/-                                               5.37         08/29/2008         25,000,000
     25,000,000   BNP PARIBAS SA+/-                                                      5.33         06/16/2008         25,000,000
     30,000,000   CAISSE NATIONALE+++/-                                                  5.35         09/09/2008         30,000,000
     29,000,000   DNB NOR BANK ASA+++/-                                                  5.51         09/24/2008         29,000,000
     38,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                       5.63         09/12/2008         38,000,000
     40,000,000   HBOS TREASURY SERVICES PLC SERIES MTN+++/-                             5.30         09/05/2008         40,000,000
     23,000,000   INTESA BANK (IRELAND) PLC+++/-                                         5.52         09/24/2008         23,000,000
     14,000,000   IRISH LIFE & PERMANENT PLC+++/-                                        5.52         09/19/2008         14,000,000
     29,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.51         08/22/2008         29,000,000
     17,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.52         09/17/2008         17,000,000
     15,000,000   MORGAN STANLEY+/-                                                      5.15         09/02/2008         15,000,000
     10,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                       5.38         07/03/2008         10,000,000
      8,000,000   NORDEA BANK AB+++/-                                                    5.32         09/08/2008          8,000,000
     21,000,000   NORDEA BANK AB+++/-                                                    5.56         09/10/2008         21,000,000
     19,000,000   NORTHERN ROCK PLC+++/-                                                 5.45         07/08/2008         19,000,000
     15,000,000   NORTHERN ROCK PLC+++/-                                                 5.39         08/01/2008         15,000,000
     19,500,000   PARCS MASTER TRUST+++/-                                                5.36         09/20/2007         19,500,000
      3,000,000   PREMIUM ASSET TRUST+++/-                                               5.67         09/12/2008          3,000,000
     19,000,000   TOTTA (IRELAND) PLC+++/-                                               5.33         09/05/2008         19,000,000

TOTAL EXTENDABLE BONDS (COST $438,500,000)                                                                              438,500,000
                                                                                                                    ---------------

10 Wells Fargo Advantage Liquidity Reserve Money Market Fund

                           Portfolio of Investments--August 31, 2007 (Unaudited)


LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES: 9.03%
$    12,000,000   ALLSTATE LIFE GLOBAL FUND TRUST SERIES MTN+/-                          5.60%        11/14/2007    $    12,001,141
      9,000,000   ATLAS CAPITAL FUNDING CORPORATION+++/-                                 5.32         12/10/2007          9,000,000
     14,000,000   BEAR STEARNS COMPANY INCORPORATED+/-                                   5.61         07/11/2008         14,000,000
     17,000,000   GELAAC PREMIUM ASSET TRUST SERIES 00-7+++/-                            5.74         09/08/2007         17,000,719
      7,000,000   KESTREL FUNDING US LLC SERIES MTN+++/-                                 5.33         09/21/2007          6,999,936
     12,000,000   LIBERTY LIGHT US CAPITAL+++/-                                          5.32         01/07/2008         11,999,189
     10,000,000   LIBERTY LIGHT US CAPITAL+++/-                                          5.32         04/02/2008          9,998,322
     13,000,000   LIBERTY LIGHT US CAPITAL+++/-                                          5.37         03/20/2008         13,002,082
     27,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN+++/-                               5.32         01/04/2008         26,998,248
     20,000,000   NORTHERN ROCK PLC+++/-                                                 5.49         10/19/2007         20,003,485
     19,000,000   PYXIS MASTER 2007-1+++/-                                               5.56         12/20/2007         19,000,000
     22,000,000   PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.52         11/27/2007         22,000,000
     12,000,000   SEDNA FINANCE INCORPORATED+++/-                                        5.32         10/12/2007         11,999,816
     25,000,000   SEDNA FINANCE INCORPORATED+++/-                                        5.32         01/18/2008         24,998,169
     14,000,000   SEDNA FINANCE INCORPORATED+++/-                                        5.32         03/25/2008         13,998,848
     14,000,000   SEDNA FINANCE INCORPORATED SERIES MTN++                                5.35         05/29/2008         14,000,000
      7,400,000   VETRA FINANCE INCORPORATED SERIES MTN+++/-                             5.33         12/06/2007          7,399,811
     30,000,000   ZELA FINANCE INCORPORATED+++/-                                         5.33         01/25/2008         29,998,827
      8,000,000   ZELA FINANCE INCORPORATED SERIES MTN+++/-                              5.33         12/07/2007          7,999,793

TOTAL MEDIUM TERM NOTES (COST $292,398,386)                                                                             292,398,386
                                                                                                                    ---------------
PROMISSORY NOTES: 0.77%
     25,000,000   GOLDMAN SACHS GROUP INCORPORATED+++/-(i)                               5.38         01/28/2008         25,000,000

TOTAL PROMISSORY NOTES (COST $25,000,000)                                                                                25,000,000
                                                                                                                    ---------------
SECURED MASTER NOTE AGREEMENT: 3.78%
     39,900,000   BANC OF AMERICA SECURITIES LLC+/-(e)SS.                                5.44                 --         39,900,000
     82,400,000   CITIGROUP GLOBAL MARKETS INCORPORATED+++/-(e)SS.                       5.45                 --         82,400,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $122,300,000)                                                                 122,300,000
                                                                                                                    ---------------
TIME DEPOSITS: 8.46%
     95,000,000   CITIBANK NA NASSAU                                                     5.00         09/04/2007         95,000,000
     82,000,000   DEXIA BANK SA (BRUSSELS)                                               5.38         09/04/2007         82,000,000
     33,000,000   FORTIS BANK (GRAND CAYMAN)                                             5.40         09/04/2007         33,000,000
     64,000,000   ROYAL BANK OF SCOTLAND PLC                                             5.13         09/04/2007         64,000,000

TOTAL TIME DEPOSITS (COST $274,000,000)                                                                                 274,000,000
                                                                                                                    ---------------
REPURCHASE AGREEMENTS: 11.33%
     40,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $40,023,911)                                5.38         09/04/2007         40,000,000
     40,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $40,024,000)                     5.40         09/04/2007         40,000,000
     36,876,539   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $36,898,665)                     5.40         09/04/2007         36,876,539
     80,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $80,048,444)                     5.45         09/04/2007         80,000,000
     40,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $40,024,267)                                5.46         09/04/2007         40,000,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                    Wells Fargo Advantage Liquidity Reserve Money Market Fund 11


LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$    65,000,000   LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $65,039,433)                     5.46%        09/04/2007    $    65,000,000
     65,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $65,039,433)                     5.46         09/04/2007         65,000,000

TOTAL REPURCHASE AGREEMENTS (COST $366,876,539)                                                                         366,876,539
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,238,648,422)*                                 100.04%                                                      $ 3,238,648,422
OTHER ASSETS AND LIABILITIES, NET                       (0.04)                                                           (1,165,327)
                                                       ------                                                       ---------------

TOTAL NET ASSETS                                       100.00%                                                      $ 3,237,483,095
                                                       ======                                                       ===============

--------------------------------------------------------------------------------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

^     Zero coupon bond. Interest rate presented is yield to maturity.

SS. These securities are subject to a demand feature which reduces the effective maturity.

(i)   Illiquid security.

(e)   The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

12 Wells Fargo Advantage Liquidity Reserve Money Market Fund

               Statements of Assets and Liabilities--August 31, 2007 (Unaudited)


--------------------------------------------------------------------------------

ASSETS
   Investments
      In securities, at market value .....................................................   $ 2,871,771,883
      Repurchase agreements ..............................................................       366,876,539
                                                                                             ---------------
   Total investments at market value (see cost below) ....................................     3,238,648,422
                                                                                             ---------------
   Cash ..................................................................................            50,000
   Receivables for dividends and interest ................................................         7,933,785
                                                                                             ---------------
Total assets .............................................................................     3,246,632,207
                                                                                             ---------------
LIABILITIES
   Payable for investments purchased .....................................................         4,925,304
   Dividends payable .....................................................................         1,281,935
   Payable to investment advisor and affiliates (Note 3) .................................         1,501,175
   Accrued expenses and other liabilities ................................................         1,440,698
                                                                                             ---------------
Total liabilities ........................................................................         9,149,112
                                                                                             ---------------
TOTAL NET ASSETS .........................................................................   $ 3,237,483,095
                                                                                             ===============
NET ASSETS CONSIST OF
   Paid-in capital .......................................................................   $ 3,237,479,759
   Undistributed net realized gain (loss) on investments .................................             3,336
                                                                                             ---------------
TOTAL NET ASSETS .........................................................................   $ 3,237,483,095
                                                                                             ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets ............................................................................   $ 3,237,483,095
   Shares outstanding ....................................................................     3,237,479,758
   Net asset value and offering price per share ..........................................   $          1.00
                                                                                             ---------------

Investments at cost ......................................................................   $ 3,238,648,422
                                                                                             ---------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

      The accompanying notes are an integral part of these financial statements.

Statements of Operations--
For the Six Months Ended August 31, 2007 (Unaudited)

                    Wells Fargo Advantage Liquidity Reserve Money Market Fund 13


--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest ................................................................................   $ 102,029,841
                                                                                               -------------
Total investment income ....................................................................     102,029,841
                                                                                               -------------
EXPENSES
   Advisory fees ...........................................................................       5,316,317
   Administration fees .....................................................................       5,094,247
   Custody fees ............................................................................         377,352
   Shareholder servicing fees (Note 3) .....................................................       4,716,895
   Accounting fees .........................................................................          98,923
   Professional fees .......................................................................          32,037
   Registration fees .......................................................................          11,162
   Shareholder reports .....................................................................         367,756
   Trustees' fees ..........................................................................           4,478
   Other fees and expenses .................................................................          39,880
                                                                                               -------------
Total expenses .............................................................................      16,059,047
                                                                                               -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ............................................      (1,719,443)
   Net expenses ............................................................................      14,339,604
                                                                                               -------------
Net investment income (loss) ...............................................................      87,690,237
                                                                                               -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .........................          27,552
                                                                                               -------------
Net realized gain and loss from investments ................................................          27,552
                                                                                               -------------
Net realized and unrealized gain (loss) on investments .....................................          27,552
                                                                                               -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................   $  87,717,789
                                                                                               =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

14 Wells Fargo Advantage Liquidity Reserve Money Market Fund

                                             Statements of Changes in Net Assets


                                                                                                   For the
                                                                                              Six Months Ended        For the
                                                                                               August 31, 2007       Year Ended
                                                                                                 (Unaudited)     February 28, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $  3,559,818,094   $   2,370,307,392

OPERATIONS
   Net investment income (loss) ...........................................................         87,690,237         131,073,134
   Net realized gain (loss) on investments ................................................             27,552               3,000
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................         87,717,789         131,076,134
                                                                                              -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..................................................................        (87,690,237)       (131,075,220)
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................        (87,690,237)       (131,075,220)
                                                                                              -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..............................................................        853,118,021       2,916,870,198
   Reinvestment of distributions ..........................................................         86,408,280         131,075,220
   Cost of shares redeemed ................................................................     (1,261,888,852)     (1,858,435,630)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....       (322,362,551)      1,189,509,788
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (322,334,999)      1,189,510,702
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $  3,237,483,095   $   3,559,818,094
                                                                                              =====================================
SHARES ISSUED AND REDEEMED
   Shares sold ............................................................................        853,118,021       2,916,870,188
   Shares issued in reinvestment of distributions .........................................         86,408,280         131,075,229
   Shares redeemed ........................................................................     (1,261,888,852)     (1,858,435,630)
                                                                                              -------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions ...       (322,362,551)      1,189,509,787
                                                                                              -------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................   $              0   $               0
                                                                                              =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

16 Wells Fargo Advantage Liquidity Reserve Money Market Fund

                                                            Financial Highlights


                                                                    Beginning                    Net Realized    Distributions
                                                                    Net Asset        Net        and Unrealized     from Net
                                                                    Value Per    Investment       Gain (Loss)     Investment
                                                                      Share     Income (Loss)   on Investments      Income
------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ....................     $ 1.00         0.02            0.00            (0.02)
March 1, 2006 to February 28, 2007 ..............................     $ 1.00         0.04            0.00            (0.04)
April 1, 2005 to February 28, 2006 4 ............................     $ 1.00         0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 .................................     $ 1.00         0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 .................................     $ 1.00         0.00            0.00             0.00
July 31, 2002 3 to March 31, 2003 ...............................     $ 1.00         0.00            0.00             0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3     Commencement of operations.

4     The Fund changed its fiscal year-end from March 31 to February 28..

      The accompanying notes are an integral part of these financial statements.

Financial Highlights

                    Wells Fargo Advantage Liquidity Reserve Money Market Fund 17


                                                                          Ending        Ratio to Average Net Assets (Annualized) 1
                                                         Distributions   Net Asset   -----------------------------------------------
                                                           from Net      Value Per   Net Investment    Gross     Expenses      Net
                                                        Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
Liquidity Reserve Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ........        0.00          $ 1.00         4.65%         0.85%     (0.09)%     0.76%
March 1, 2006 to February 28, 2007 ..................        0.00          $ 1.00         4.48%         0.86%     (0.10)%     0.76%
April 1, 2005 to February 28, 2006 4 ................        0.00          $ 1.00         2.86%         0.95%     (0.11)%     0.84%
April 1, 2004 to March 31, 2005 .....................        0.00          $ 1.00         0.81%         1.12%     (0.12)%     1.00%
April 1, 2003 to March 31, 2004 .....................        0.00          $ 1.00         0.16%         1.19%     (0.19)%     1.00%
July 31, 2002 3 to March 31, 2003 ...................        0.00          $ 1.00         0.64%         1.07%     (0.15)%     0.92%

                                                                                Net Assets at
                                                                      Total     End of Period
                                                                    Return 2   (000's omitted)
----------------------------------------------------------------------------------------------
Liquidity Reserve Money Market Fund
----------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ....................     2.36%    $   3,237,483
March 1, 2006 to February 28, 2007 ..............................     4.55%    $   3,559,818
April 1, 2005 to February 28, 2006 4 ............................     2.61%    $   2,370,307
April 1, 2004 to March 31, 2005 .................................     0.80%    $   1,955,506
April 1, 2003 to March 31, 2004 .................................     0.17%    $   1,734,451
July 31, 2002 3 to March 31, 2003 ...............................     0.46%    $   1,054,549

18 Wells Fargo Advantage Liquidity Reserve Money Market Fund

                                                   Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Liquidity Reserve Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2007.

Notes to Financial Statements

                    Wells Fargo Advantage Liquidity Reserve Money Market Fund 19


At February 28, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                                  Capital Loss
Fund                                        Expiration Year      Carryforwards
--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND                 2013            $19,636
                                                    2014              4,580
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

----------------------------------------------------------------------------------------------------------------------------
                                                               Advisory                                         Subadvisory
                                                              Fees (% of                                         Fees (% of
                                          Average Daily     Average Daily                     Average Daily    Average Daily
Fund                                        Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
----------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND      First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                          Next $4 billion       0.275         Management     Next $2 billion       0.030
                                          Over $5 billion       0.250        Incorporated    Next $3 billion       0.020
                                                                                             Over $6 billion       0.010
----------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

-------------------------------------------------------------------------------
                                                            Administration Fees
                                          Average Daily        (% of Average
                                            Net Assets       Daily Net Assets)
-------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND      First $5 billion          0.27
                                          Next $5 billion          0.26
                                         Over $10 billion          0.25
-------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

20 Wells Fargo Advantage Liquidity Reserve Money Market Fund

                                                   Notes to Financial Statements


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rate:

--------------------------------------------------------------------------------
                                                                  % of Average
FUND                                                            Daily Net Assets
--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND                                   0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                  % of Average
FUND                                                            Daily Net Assets
--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND                                   0.25
--------------------------------------------------------------------------------

For the six months ended August 31, 2007, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended August 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed through June 30, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

-------------------------------------------------------------------------------
                                                                  Net Operating
FUND                                                              Expense Ratio
-------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND                                   0.76%
-------------------------------------------------------------------------------

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income
Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Fund has adopted FIN 48 for the first semi-annual reporting period as of August 31, 2007.

As of August 31, 2007, Funds Management has reviewed the Fund's tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Fund's financial statements for the six months ended August 31, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and

Notes to Financial Statements

                    Wells Fargo Advantage Liquidity Reserve Money Market Fund 21


requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

5. SUBSEQUENT EVENT

At its August 8, 2007 regular meeting, the Board unanimously approved the reorganization of the Wells Fargo Advantage Liquidity Reserve Money Market Fund into the Class A shares of the Wells Fargo Advantage Money Market Fund (the "Reorganization"). In its approval of the Reorganization, the Board considered many factors, including that both Funds have the same investment adviser and sub-adviser, substantially the same investment objectives and strategies and the same net operating expenses. The Board also considered that shareholders would not bear any expenses or be subject to any direct or indirect federal income tax consequences associated with the Reorganization, in determining that the Reorganization is in the best interests of each Fund and their shareholders and does not dilute the interests of the shareholders of the Liquidity Reserve Money Market Fund. To effect the Reorganization, the Liquidity Reserve Money Market Fund will transfer all of its assets and liabilities to the Money Market Fund in exchange for Class A shares of the Money Market Fund having equivalent value to the net assets transferred. Shareholder approval of the Reorganization is not required and will not be sought.

The Reorganization is effective October 22, 2007. Upon completion of the Reorganization, the Liquidity Reserve Money Market Fund will liquidate, cease operations, and dissolve.

22 Wells Fargo Advantage Liquidity Reserve Money Market Fund   Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2        Principal Occupations During Past Five Years               Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Education Consultant to the Director of the Institute      None
65                                                  for Executive Education of the Babcock Graduate School
                                                    of Management of Wake Forest University. Prior thereto,
                                                    the Thomas Goho Chair of Finance of Wake Forest
                                                    University, Calloway School of Business and
                                                    Accountancy, from 2006-2007 and Associate Professor of
                                                    Finance from 1999-2005.
-----------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998        Chairman, CEO and Co-Founder of Crystal Geyser Water       None
64                       (Chairman since 2005)      Company and President of Crystal Geyser Roxane Water
                         (Lead Trustee since        Company.
                         2001)
-----------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987        Retired. Prior thereto, President of Richard M. Leach      None
74                                                  Associates (a financial consulting firm).
-----------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk Management, Wharton        None
54                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research Associate and Board Member, Penn Aging
                                                    Research Center. Research Associate, National Bureau of
                                                    Economic Research.
-----------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public relations firm of           None
55                                                  Himle-Horner and Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota (a public policy
                                                    organization).
-----------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of Willeke & Daniels.            None
67
-----------------------------------------------------------------------------------------------------------------------------------

Other Information   Wells Fargo Advantage Liquidity Reserve Money Market Fund 23


INTERESTED TRUSTEE 3

-----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2        Principal Occupations During Past Five Years               Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate Developer. Prior thereto,     None
63                                                  Chairman of Whitepoint Capital, LLC until 2004.
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2        Principal Occupations During Past Five Years               Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and     None
48                                                  President of Wells Fargo Funds Management, LLC since
                                                    2003. Senior Vice President and Chief Administrative
                                                    Officer of Wells Fargo Funds Management, LLC from 2001
                                                    to 2003.
-----------------------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds   None
47                       Chief Legal Counsel        Management, LLC since 2001. Vice President and Managing
                         since 2003                 Senior Counsel of Wells Fargo Bank, N.A. since 1996.
-----------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007      Vice President and Manager of Fund Accounting, Reporting   None
48                                                  and Tax for Wells Fargo Funds Management, LLC since
                                                    2007. From 2002 to 2004, Controller for Sungard
                                                    Transaction Networks. Chief Operating Officer for UMB
                                                    Fund Services, Inc. from 2004 to 2005. Director of Fund
                                                    Administration and SEC Reporting for TIAA-CREF from 2005
                                                    to 2007.
-----------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance           Head of Mutual Fund Compliance for Wells Fargo Bank and    None
45                       Officer, since 2004        Wells Fargo Funds Management, LLC from 1995 to 2002;
                                                    Chief Compliance Officer of Wells Fargo Funds
                                                    Management, LLC since 2004.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of August 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

24 Wells Fargo Advantage Liquidity Reserve Money Market Fund   Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

LIQUIDITY RESERVE MONEY MARKET FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Liquidity Reserve Money Market Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Fund by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a

Other Information   Wells Fargo Advantage Liquidity Reserve Money Market Fund 25


description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was higher than, or not appreciably below, the median performance of its Peer Group for all time periods.

The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio of the Fund was lower than the Fund's Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were not appreciably higher than, and equal to, the median rates of its Peer Group, respectively. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Fund.

26 Wells Fargo Advantage Liquidity Reserve Money Market Fund   Other Information


INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations

                    Wells Fargo Advantage Liquidity Reserve Money Market Fund 27


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ---------------
[LOGO]  WELLS ADVANTAGE
        FARGO FUNDS
        ---------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    106398 10-07
                                                              SLRMM/SAR117 10-07

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]      Semi-Annual Report
                       August 31, 2007

--------------------------------------------------------------------------------

                       WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM)

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .....................................................   2

PERFORMANCE HIGHLIGHTS
Overland Express Sweep Fund ................................................   4

FUND EXPENSES ..............................................................   6

PORTFOLIO OF INVESTMENTS
Overland Express Sweep Fund ................................................   7

FINANCIAL STATEMENTS
Statement of Assets and Liabilities ........................................  11
Statement of Operations ....................................................  12
Statements of Changes in Net Assets ........................................  13
Financial Highlights .......................................................  14

NOTES TO FINANCIAL STATEMENTS ..............................................  16

OTHER INFORMATION ..........................................................  20

LIST OF ABBREVIATIONS ......................................................  25

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $139 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2007.

EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                        Equity Index Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Equity Value Fund                                 Overseas Fund
C&B Mid Cap Value Fund                   Growth and Income Fund                            Small Cap Disciplined Fund
Capital Growth Fund                      Growth Fund                                       Small Cap Growth Fund
Common Stock Fund                        Growth Equity Fund                                Small Cap Opportunities Fund
Discovery Fund                           Index Fund                                        Small Cap Value Fund
Diversified Equity Fund                  International Core Fund                           Small Company Growth Fund
Diversified Small Cap Fund               International Equity Fund                         Small Company Value Fund
Dividend Income Fund                     International Value Fund                          Small/Mid Cap Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Specialized Financial Services Fund
Emerging Markets Focus Fund              Large Cap Growth Fund                             Specialized Health Sciences Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Mid Cap Disciplined Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Growth Fund                               Value Fund

BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund    Intermediate Government Income Fund 1             Short-Term Municipal Bond Fund
California Tax-Free Fund                 Intermediate Tax-Free Fund                        Stable Income Fund
Colorado Tax-Free Fund                   Minnesota Tax-Free Fund                           Strategic Income Fund
Corporate Bond Fund                      Municipal Bond Fund                               Total Return Bond Fund
Diversified Bond Fund                    National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
Government Securities Fund 1             National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Income Fund                         Nebraska Tax-Free Fund                            Ultra-Short Duration Bond Fund
High Yield Bond Fund                     Short Duration Government Bond Fund 1             Wisconsin Tax-Free Fund
Income Plus Fund                         Short-Term Bond Fund
Inflation-Protected Bond Fund            Short-Term High Yield Bond Fund

ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio          Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio        Target 2010 Fund 2
Life Stage-Moderate Portfolio            Target 2015 Fund 2

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1        Liquidity Reserve Money Market Fund               National Tax-Free Money Market Trust
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       Overland Express Sweep Fund
California Tax-Free Money Market Trust   Money Market Fund                                 Prime Investment Money Market Fund
Cash Investment Money Market Fund        Money Market Trust                                Treasury Plus Money Market Fund 1
Government Money Market Fund 1           Municipal Money Market Fund
Heritage Money Market Fund               National Tax-Free Money Market Fund

VARIABLE TRUST FUNDS 3
------------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

2  Wells Fargo Advantage Overland Express Sweep Fund      Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

Dear Valued Shareholder,

If you were a shareholder last year at this time, you may notice a few changes in this year's semi-annual report for the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND, which covers the six-month period that ended August 31, 2007. Our new streamlined process includes the Fund's portfolio composition and maturity distribution as well as average annual total return for the Fund and its yield summary. The financial section has remained the same.

We will continue to provide you with a review of the economy and the money markets in our letter to you. In the next annual report, which will cover the 12-month period that will end February 29, 2008, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

--------------------------------------------------------------------------------
GROSS DOMESTIC PRODUCT (GDP) GROWTH WAS REVISED UPWARD FROM 3.4% TO 4.0% FOR THE SECOND QUARTER.
--------------------------------------------------------------------------------

REVIEW OF THE ECONOMY

Gross Domestic Product (GDP) growth was revised upward from 3.4% to 4.0% for the second quarter. Contributors to GDP growth included stronger exports and weaker imports. We may continue to see this same trend through the end of 2007 if global growth remains steady and the U.S. dollar stays weak compared to other currencies. As for the subcomponents of GDP, consumer and business spending are causing some concern as they continue to show signs of weakness in response to escalating concerns about the housing market and the subprime mortgage sector.

In May and June, it seemed that housing activity was showing some signs of recovery, but that began to change by August when the market started to assess the risk that the housing slump might have on consumer and business spending. Household incomes, a strong labor market, and, until recently, gains in equity portfolios had sustained consumer spending. However, as housing declined and equity values fell in August, consumer confidence dropped.

--------------------------------------------------------------------------------
THE MONEY MARKET YIELD CURVE ROSE MODESTLY DURING THE SIX-MONTH PERIOD FROM 5.32% ON MARCH 1, 2007, TO 5.53% ON AUGUST 31, 2007.
--------------------------------------------------------------------------------

MONEY MARKETS HELD STEADY AMID SUBPRIME MORTGAGE CONCERNS

The money market yield curve rose modestly during the six-month period from 5.32% on March 1, 2007, to 5.53% on August 31, 2007. However, during the month of August 2007, money market yield curve volatility took an unusual turn and affected the shorter end of the curve instead of the longer end of the curve, which tends to be more volatile. This was the result, in part, of banks becoming more cautious about lending money to one another as concerns surfaced about credit conditions and potential exposure to subprime mortgages. Consequently, the one-month London Interbank Offered Rate in August jumped 40 basis points to 5.72%.

As banks continued to tighten their lending practices and concerns about exposure to subprime mortgages increased, the Fed responded in mid-August by cutting the bank discount lending rate by 50 basis points, to 5.75%. The bank discount lending rate is what a central bank charges for loans to member banks. The Fed also extended the terms of its financing from the normal overnight period to as long as 30 days.

Letter to Shareholders      Wells Fargo Advantage Overland Express Sweep Fund  3


News articles raised concerns about money market exposure to extendible commercial paper, secured liquidity notes, and the subprime mortgage markets. We would like for you, our shareholders, to know that the Wells Fargo Advantage Money Market Funds have never purchased any type of extendible commercial paper or secured liquidity notes. These programs are not the type of investments that Wells Fargo would sanction for its approved investment list for money market funds and therefore are not purchased by our portfolio management team. We carefully monitor all of our investments in the money market funds and do not invest directly in subprime or investment-grade domestic mortgages or single-seller, asset-backed commercial paper programs from either prime or subprime mortgage originators.

--------------------------------------------------------------------------------
WE CAREFULLY MONITOR ALL OF OUR INVESTMENTS IN THE MONEY MARKET FUNDS AND DO NOT INVEST DIRECTLY IN SUBPRIME OR INVESTMENT-GRADE DOMESTIC MORTGAGES OR SINGLE-SELLER, ASSET-BACKED COMMERCIAL PAPER PROGRAMS FROM EITHER PRIME OR SUBPRIME MORTGAGE ORIGINATORS.
--------------------------------------------------------------------------------

PLANNING AHEAD

As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that economic and housing activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking money managers who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

4  Wells Fargo Advantage Overland Express Sweep Fund      Performance Highlights


WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1991

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Notes                    (28%)
Repurchase Agreements                           (21%)
Time Deposits                                    (8%)
Commercial Paper                                (39%)
Certificates of Deposits                         (4%)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 Days                                       (58%)
15-29 Days                                      (12%)
30-59 Days                                      (14%)
60-89 Days                                       (9%)
90-179 Days                                      (6%)
270+ Days                                        (1%)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights      Wells Fargo Advantage Overland Express Sweep Fund  5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
                                            6-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                   2.20      4.40     1.96     2.89
--------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

----------------------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
----------------------------------------------------------------------
7-Day Current Yield                                            4.45%
----------------------------------------------------------------------
7-Day Compound Yield                                           4.54%
----------------------------------------------------------------------
30-Day Simple Yield                                            4.37%
----------------------------------------------------------------------
30-Day Compound Yield                                          4.46%
----------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.41%.

6  Wells Fargo Advantage Overland Express Sweep Fund               Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------
                                                        Beginning         Ending        Expenses
                                                      Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND       03-01-2007      08-31-2007      Period 1    Expense Ratio
-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
   Actual                                               $1,000.00       $1,022.00        $5.50          1.08%
   Hypothetical (5% return before expenses)             $1,000.00       $1,019.76        $5.50          1.08%
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--August 31, 2007 (Unaudited)

                            Wells Fargo Advantage Overland Express Sweep Fund  7


OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE

ASSET BACKED SECURITIES: 0.85%
$ 3,000,000  ARKLE MASTER ISSUER PLC+++/-                                              5.55%        11/19/2007    $    3,000,000
  2,500,000  CARLYLE CAPITAL INVESTMENT LIMITED+++/-                                   5.42         05/08/2008         2,499,831
  1,000,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                          5.56         04/15/2008         1,000,000
  3,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+++/-                          5.43         04/11/2008         3,000,000

TOTAL ASSET BACKED SECURITIES (COST $9,499,831)                                                                        9,499,831
                                                                                                                  --------------
CERTIFICATES OF DEPOSIT: 3.69%
 12,000,000  ABN-AMRO BANK (LONDON)                                                    5.32         10/16/2007        12,000,000
  6,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007         6,000,000
 12,000,000  BARCLAYS BANK PLC (NEW YORK)                                              5.32         10/16/2007        12,000,000
  6,000,000  NATIXIS+/-                                                                5.40         03/06/2008         6,000,000
  5,250,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      5.27         04/03/2008         5,249,242

TOTAL CERTIFICATES OF DEPOSIT (COST $41,249,242)                                                                      41,249,242
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.16%
  1,843,675  PARAGON MORTGAGES PLC+++/-                                                5.60         09/15/2007         1,843,675

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,843,675)                                                            1,843,675
                                                                                                                  --------------
COMMERCIAL PAPER: 39.34%
  9,000,000  ABN AMRO NORTH AMERICA FINANCE INCORPORATED^                              5.17         11/16/2007         8,905,648
 11,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              5.75         09/04/2007        11,000,000
  8,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              6.10         09/05/2007         7,998,644
 10,000,000  ATOMIUM FUNDING LLC++^                                                    5.28         09/20/2007         9,976,533
  5,000,000  ATOMIUM FUNDING LLC++^                                                    5.22         01/17/2008         4,902,125
  5,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.48         10/19/2007         5,000,000
  2,000,000  CAFCO LLC++^                                                              5.70         10/16/2007         1,986,700
 10,000,000  CAIRN HIGH GRADE FUNDING I LLC++^                                         5.28         09/21/2007         9,975,067
 10,000,000  CC USA INCORPORATED++^                                                    5.42         11/16/2007         9,890,094
 18,235,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.27         10/18/2007        18,117,547
 13,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.80         09/04/2007        13,000,000
  4,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        6.30         09/07/2007         3,997,900
 15,000,000  COBBLER FUNDING LLC++^                                                    5.28         09/28/2007        14,947,200
  1,000,000  CRC FUNDING LLC++^                                                        5.70         10/16/2007           993,350
  3,000,000  CROWN POINT CAPITAL COMPANY+++/-                                          5.31         12/14/2007         2,999,755
 15,000,000  DEER VALLEY FUNDING LLC++^                                                5.28         09/12/2007        14,982,400
 10,000,000  DORADA FINANCE INCORPORATED++^                                            5.91         11/28/2007         9,860,458
 20,000,000  EBBETS FUNDING LLC++^                                                     6.50         09/04/2007        20,000,000
  4,000,000  ERASMUS CAPITAL CORPORATION++^                                            6.50         09/04/2007         4,000,000
  3,486,000  ERASMUS CAPITAL CORPORATION++^                                            5.26         10/22/2007         3,461,552
 10,000,000  FALCON ASSET SECURITY COMPANY LLC++^                                      6.00         10/01/2007         9,955,000
 10,000,000  FALCON ASSET SECURITY COMPANY LLC++^                                      5.42         10/02/2007         9,957,844
 15,000,000  FCAR OWNER TRUST I^                                                       5.22         12/19/2007        14,769,450
  5,000,000  FIVE FINANCE INCORPORATED++^                                              5.26         10/15/2007         4,970,047
 20,000,000  FIVE FINANCE INCORPORATED++^                                              5.26         10/23/2007        19,856,811
  5,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         12/05/2007         4,925,304
 10,000,000  GALLEON CAPITAL LLC++^                                                    5.80         09/04/2007        10,000,000
  9,000,000  GALLEON CAPITAL LLC++^                                                    6.30         09/07/2007         8,995,275
 20,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.22         01/29/2008        19,573,700

8  Wells Fargo Advantage Overland Express Sweep Fund

                           Portfolio of Investments--August 31, 2007 (Unaudited)


OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE

COMMERCIAL PAPER (continued)
$ 5,273,000  HUDSON-THAMES LLC++^                                                      5.19%        11/15/2007    $    5,218,319
  1,000,000  K2 (USA) LLC++^                                                           6.25         09/04/2007         1,000,000
 11,000,000  KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++^                             5.17         11/19/2007        10,879,941
 16,000,000  KESTREL FUNDING US LLC++^                                                 5.18         11/13/2007        15,838,844
  7,000,000  KESTREL FUNDING US LLC++^                                                 5.24         01/22/2008         6,857,356
  2,000,000  LIBERTY STREET FUNDING LLC++^                                             6.00         09/04/2007         2,000,000
  5,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          5.46         02/01/2008         5,002,612
  8,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                                5.75         09/04/2007         8,000,000
  9,000,000  NORTH SEA FUNDING LLC++^                                                  6.35         09/07/2007         8,995,238
 10,000,000  PARK AVENUE RECEIVABLES CORPORATION++^                                    5.45         10/17/2007         9,934,903
 10,000,000  SEDNA FINANCE INCORPORATED++^                                             5.27         11/01/2007         9,915,094
 10,000,000  SHEFFIELD RECEIVABLES++^                                                  6.15         09/05/2007         9,998,292
 20,000,000  SHEFFIELD RECEIVABLES++^                                                  6.50         09/05/2007        19,996,389
  2,000,000  SURREY FUNDING CORPORATION++^                                             6.15         09/05/2007         1,999,658
  6,000,000  SURREY FUNDING CORPORATION++^                                             6.50         09/05/2007         5,998,917
  5,000,000  TEMPO FINANCE CORPORATION++^                                              5.21         01/11/2008         4,906,654
  4,750,000  TEMPUS FUNDING LLC++^                                                     5.27         09/24/2007         4,736,093
  5,000,000  TEMPUS FUNDING LLC++^                                                     5.28         09/24/2007         4,985,333
 20,000,000  UBS FINANCE (DELAWARE) LLC^                                               5.25         10/12/2007        19,889,167
  5,000,000  WHISTLEJACKET CAPITAL LLC++^                                              5.27         10/30/2007         4,959,011

TOTAL COMMERCIAL PAPER (COST $440,110,225)                                                                           440,110,225
                                                                                                                  --------------
CORPORATE BONDS & NOTES: 0.25%
  2,805,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008         2,811,152

TOTAL CORPORATE BONDS & NOTES (COST $2,811,152)                                                                        2,811,152
                                                                                                                  --------------
EXTENDABLE BONDS: 17.70%
  5,500,000  ALLIED IRISH BANKS PLC+++/-                                               5.52         09/18/2008         5,500,000
 15,000,000  BANK OF IRELAND+++/-                                                      5.54         09/19/2008        15,000,000
  6,000,000  BASF FINANCE EUROPE NV+++/-                                               5.35         09/19/2008         6,000,000
  6,000,000  BES FINANCE LIMITED+++/-                                                  5.37         08/29/2008         6,000,000
  7,000,000  CAISSE NATIONALE+++/-                                                     5.35         09/09/2008         7,000,000
 11,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          5.63         09/12/2008        11,000,000
 15,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                              5.47         06/06/2008        15,000,000
  4,000,000  INTESA BANK (IRELAND) PLC+++/-                                            5.52         09/24/2008         4,000,000
 15,000,000  IRISH LIFE & PERMANENT PLC+++/-                                           5.52         09/19/2008        15,000,000
  7,000,000  LEHMAN BROTHERS HOLDINGS+/-                                               5.54         09/27/2008         7,000,000
  7,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.51         08/22/2008         7,000,000
  5,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.52         09/17/2008         5,000,000
 15,000,000  MORGAN STANLEY+/-                                                         5.15         09/02/2008        15,000,000
 15,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          5.38         07/03/2008        15,000,000
 15,000,000  NORDEA BANK AB+++/-                                                       5.56         09/10/2008        15,000,000
 15,000,000  NORTHERN ROCK PLC+++/-                                                    5.45         07/08/2008        15,000,000
 15,000,000  NORTHERN ROCK PLC+++/-                                                    5.39         08/01/2008        15,000,000
  7,000,000  PARCS MASTER TRUST+++/-                                                   5.36         09/20/2007         7,000,000
  6,500,000  PREMIUM ASSET TRUST+++/-                                                  5.67         09/12/2008         6,500,000
  6,000,000  TOTTA (IRELAND) PLC+++/-                                                  5.33         09/05/2008         6,000,000

TOTAL EXTENDABLE BONDS (COST $198,000,000)                                                                           198,000,000
                                                                                                                  --------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                            Wells Fargo Advantage Overland Express Sweep Fund  9


OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE

MEDIUM TERM NOTES: 4.55%
$ 5,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      5.61%        07/11/2008    $    5,000,000
  6,000,000  K2 (USA) LLC+++/-                                                         5.36         08/11/2008         5,998,882
  2,000,000  KESTREL FUNDING US LLC SERIES MTN+++/-                                    5.33         09/21/2007         1,999,982
  3,000,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.32         04/02/2008         2,999,497
 12,000,000  PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.52         11/27/2007        12,000,000
  5,000,000  SEDNA FINANCE INCORPORATED+++/-                                           5.32         01/18/2008         4,999,634
  8,000,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                   5.35         05/29/2008         8,000,000
  2,400,000  VETRA FINANCE INCORPORATED SERIES MTN+++/-                                5.33         12/06/2007         2,399,939
  5,000,000  ZELA FINANCE INCORPORATED+++/-                                            5.33         01/25/2008         4,999,804
  2,500,000  ZELA FINANCE INCORPORATED SERIES MTN+++/-                                 5.33         12/07/2007         2,499,935

TOTAL MEDIUM TERM NOTES (COST $50,897,673)                                                                            50,897,673
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES: 1.05%
  7,195,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
             BANK OF AMERICA NA LOC)+/-SS.                                             5.51         11/01/2028         7,195,000
  2,500,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
             (HEFAR, AMBAC INSURED)+/-SS.                                              5.50         12/01/2046         2,500,000
  2,000,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
             (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                     5.50         06/01/2045         1,999,980

TOTAL MUNICIPAL BONDS & NOTES (COST $11,694,980)                                                                      11,694,980
                                                                                                                  --------------
PROMISSORY NOTES: 0.89%
 10,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-                                     5.38         01/28/2008        10,000,000

TOTAL PROMISSORY NOTES (COST $10,000,000)                                                                             10,000,000
                                                                                                                  --------------
REPURCHASE AGREEMENTS: 20.90%
 50,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $50,029,889)                                   5.38         09/04/2007        50,000,000
 50,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $50,030,000)                                   5.40         09/04/2007        50,000,000
 47,788,544  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $47,817,217)                                   5.40         09/04/2007        47,788,544
 28,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $28,016,956)                                   5.45         09/04/2007        28,000,000
 14,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $14,008,493)                                   5.46         09/04/2007        14,000,000
 22,000,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $22,013,347)                                   5.46         09/04/2007        22,000,000
 22,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $22,013,347)                                   5.46         09/04/2007        22,000,000

TOTAL REPURCHASE AGREEMENTS (COST $233,788,544)                                                                      233,788,544
                                                                                                                  --------------
SECURED MASTER NOTE AGREEMENT: 2.91%
 10,600,000  BANK OF AMERICA SECURITIES LLC+/-SS.(E)                                   5.44                 --        10,600,000
 22,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED+++/-SS.(E)                          5.45                 --        22,000,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $32,600,000)                                                                32,600,000
                                                                                                                  --------------
TIME DEPOSITS: 8.31%
 31,000,000  CITIBANK NA (NASSAU)                                                      5.00         09/04/2007        31,000,000
 28,000,000  DEXIA BANK SA (BRUSSELS)                                                  5.38         09/04/2007        28,000,000

10  Wells Fargo Advantage Overland Express Sweep Fund

                           Portfolio of Investments--August 31, 2007 (Unaudited)


OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE

TIME DEPOSITS (continued)
$10,000,000  FORTIS BANK (GRAND CAYMAN)                                                5.40%        09/04/2007    $   10,000,000
 24,000,000  ROYAL BANK OF SCOTLAND PLC                                                5.13         09/04/2007        24,000,000

TOTAL TIME DEPOSITS (COST $93,000,000)                                                                                93,000,000
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,125,495,322)*                                           100.60%                                          $1,125,495,322
OTHER ASSETS AND LIABILITIES, NET                                 (0.60)                                              (6,708,189)
                                                                 ------                                           --------------
TOTAL NET ASSETS                                                 100.00%                                          $1,118,787,133
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

^     Zero coupon bond. Interest rate presented is yield to maturity.

SS. These securities are subject to a demand feature which reduces the effective maturity.

(e)   The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--August 31, 2007 (Unaudited)

                           Wells Fargo Advantage Overland Express Sweep Fund  11


--------------------------------------------------------------------------------

ASSETS
   Investments
      In securities, at market value .....................................................   $   891,706,778
      Repurchase agreements ..............................................................       233,788,544
                                                                                             ---------------
   Total investments at market value (see cost below) ....................................     1,125,495,322
                                                                                             ---------------
   Cash ..................................................................................            50,000
   Receivables for dividends and interest ................................................         2,327,003
                                                                                             ---------------
Total assets .............................................................................     1,127,872,325
                                                                                             ---------------
LIABILITIES
   Payable for investments purchased .....................................................         4,925,304
   Dividends payable .....................................................................         2,883,054
   Payable to investment advisor and affiliates (Note 3) .................................           744,412
   Accrued expenses and other liabilities ................................................           532,422
                                                                                             ---------------
Total liabilities ........................................................................         9,085,192
                                                                                             ---------------
TOTAL NET ASSETS .........................................................................   $ 1,118,787,133
                                                                                             ===============
NET ASSETS CONSIST OF
   Paid-in capital .......................................................................   $ 1,118,781,486
   Undistributed net realized gain (loss) on investments .................................             5,647
                                                                                             ---------------
TOTAL NET ASSETS .........................................................................   $ 1,118,787,133
                                                                                             ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets ............................................................................   $ 1,118,787,133
   Shares outstanding ....................................................................     1,118,806,398
   Net asset value and offering price per share ..........................................   $          1.00
                                                                                             ---------------

Investments at cost ......................................................................   $ 1,125,495,322
                                                                                             ---------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12  Wells Fargo Advantage Overland Express Sweep Fund

  Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)


--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest .................................................................................   $ 28,368,271
                                                                                                ------------
Total investment income .....................................................................     28,368,271
                                                                                                ------------
EXPENSES
   Advisory fees ............................................................................      1,566,086
   Administration fees ......................................................................      1,414,408
   Custody fees .............................................................................        104,771
   Shareholder servicing fees (Note 3) ......................................................      1,309,637
   Accounting fees ..........................................................................         34,867
   Distribution fees (Note 3) ...............................................................      1,309,637
   Professional fees ........................................................................         27,379
   Shareholder reports ......................................................................         29,726
   Trustees' fees ...........................................................................          4,478
   Other fees and expenses ..................................................................         51,216
                                                                                                ------------
Total expenses ..............................................................................      5,852,205
                                                                                                ------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................................       (194,572)
   Net expenses .............................................................................      5,657,633
                                                                                                ------------
Net investment income (loss) ................................................................     22,710,638
                                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........................          5,313
                                                                                                ------------
Net realized gain and loss from investments .................................................          5,313
                                                                                                ------------
Net realized and unrealized gain (loss) on investments ......................................          5,313
                                                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................   $ 22,715,951
                                                                                                ============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                           Wells Fargo Advantage Overland Express Sweep Fund  13


                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                              August 31, 2007        Year Ended
                                                                                                 (Unaudited)     February 28, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $  1,052,975,764   $   4,962,680,554

OPERATIONS
   Net investment income (loss) ...........................................................         22,710,638         112,876,801
   Net realized gain (loss) on investments ................................................              5,313               2,944
                                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................         22,715,951         112,879,745
                                                                                              ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..................................................................        (22,710,466)       (112,900,289)
   Net realized gain on sales of investments ..............................................                  0              (8,809)
                                                                                              ------------------------------------
Total distributions to shareholders .......................................................        (22,710,466)       (112,909,098)
                                                                                              ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..............................................................      3,198,447,670       8,326,516,466
   Reinvestment of distributions ..........................................................          7,421,715          36,873,446
   Cost of shares redeemed ................................................................     (3,140,063,501)    (12,273,065,349)
                                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....         65,805,884      (3,909,675,437)
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         65,811,369      (3,909,704,790)
                                                                                              ====================================
ENDING NET ASSETS .........................................................................   $  1,118,787,133   $   1,052,975,764
                                                                                              ====================================
SHARES ISSUED AND REDEEMED
   Shares sold ............................................................................      3,198,447,670       8,326,516,466
   Shares issued in reinvestment of distributions .........................................          7,421,715          36,873,446
   Shares redeemed ........................................................................     (3,140,063,501)    (12,273,065,349)
                                                                                              ------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions....         65,805,884      (3,909,675,437)
                                                                                              ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................   $              0   $            (172)
                                                                                              ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

14  Wells Fargo Advantage Overland Express Sweep Fund       Financial Highlights


                                                                    Beginning                    Net Realized    Distributions
                                                                    Net Asset        Net        and Unrealized     from Net
                                                                    Value Per    Investment       Gain (Loss)     Investment
                                                                      Share     Income (Loss)   on Investments      Income
------------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ....................     $ 1.00         0.02           (0.00)           (0.02)
March 1, 2006 to February 28, 2007 ..............................     $ 1.00         0.04            0.00            (0.04)
April 1, 2005 to February 28, 2006 3 ............................     $ 1.00         0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 .................................     $ 1.00         0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 .................................     $ 1.00         0.00            0.00             0.00
April 1, 2002 to March 31, 2003 .................................     $ 1.00         0.01            0.00            (0.01)
April 1, 2001 to March 31, 2002 .................................     $ 1.00         0.02            0.00            (0.02)

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3     The Fund changed its fiscal year-end from March 31 to February 28.

The accompanying notes are an integral part of these financial statements.

Financial Highlights       Wells Fargo Advantage Overland Express Sweep Fund  15


                                                                           Ending       Ratio to Average Net Assets (Annualized) 1
                                                         Distributions   Net Asset   -----------------------------------------------
                                                           from Net      Value Per   Net Investment    Gross     Expenses      Net
                                                        Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
------------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ........        0.00          $ 1.00         4.35%         1.12%     (0.04)%     1.08%
March 1, 2006 to February 28, 2007 ..................        0.00          $ 1.00         4.04%         1.09%     (0.01)%     1.08%
April 1, 2005 to February 28, 2006 3 ................        0.00          $ 1.00         2.62%         1.08%      0.00%      1.08%
April 1, 2004 to March 31, 2005 .....................        0.00          $ 1.00         0.72%         1.17%     (0.10)%     1.07%
April 1, 2003 to March 31, 2004 .....................        0.00          $ 1.00         0.10%         1.35%     (0.28)%     1.07%
April 1, 2002 to March 31, 2003 .....................        0.00          $ 1.00         0.52%         1.25%      0.00%      1.25%
April 1, 2001 to March 31, 2002 .....................        0.00          $ 1.00         2.13%         1.25%      0.00%      1.25%

                                                                                Net Assets at
                                                                     Total      End of Period
                                                                    Return 2   (000's omitted)
----------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
----------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) ....................     2.20%      $  1,118,787
March 1, 2006 to February 28, 2007 ..............................     4.21%      $  1,052,976
April 1, 2005 to February 28, 2006 3 ............................     2.40%      $  4,962,681
April 1, 2004 to March 31, 2005 .................................     0.72%      $  4,232,638
April 1, 2003 to March 31, 2004 .................................     0.10%      $  4,477,980
April 1, 2002 to March 31, 2003 .................................     0.52%      $  5,084,538
April 1, 2001 to March 31, 2002 .................................     2.26%      $  6,107,675

16  Wells Fargo Advantage Overland Express Sweep Fund

                                                   Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overland Express Sweep Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make

Notes to Financial Statements

                           Wells Fargo Advantage Overland Express Sweep Fund  17


distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2007.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

------------------------------------------------------------------------------------------------------------------
                                                     Advisory                                         Subadvisory
                                                    Fees (% of                                         Fees (% of
                                Average Daily     Average Daily                     Average Daily    Average Daily
FUND                             Net Assets        Net Assets)      Subadviser       Net Assets       Net Assets)
------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND    First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                Next $4 billion       0.275         Management     Next $2 billion       0.030
                                Over $5 billion       0.250                        Next $3 billion       0.020
                                                                                   Over $6 billion       0.010
------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

------------------------------------------------------------------------------------------------------------------------
                                                                                                     Administration Fees
                                                                                    Average Daily       (% of Average
                                                                                     Net Assets        Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                                       First $5 billion           0.27
                                                                                   Next $5 billion           0.26
                                                                                  Over $10 billion           0.25
------------------------------------------------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

18  Wells Fargo Advantage Overland Express Sweep Fund

                                                   Notes to Financial Statements


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
FUND                                                            Daily Net Assets
--------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                           0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                  % of Average
FUND                                                            Daily Net Assets
--------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                           0.25
--------------------------------------------------------------------------------

For the six-month period ended August 31, 2007, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

For the six-month period ended August 31, 2007, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six-month period ended August 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed through June 30, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

--------------------------------------------------------------------------------
                                                                   Net Operating
FUND                                                               Expense Ratio
--------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                            1.08%
--------------------------------------------------------------------------------

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income
Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Fund has adopted FIN 48 for the first semi-annual reporting period as of August 31, 2007.

Notes to Financial Statements

                           Wells Fargo Advantage Overland Express Sweep Fund  19


As of August 31, 2007, Funds Management has reviewed the Fund's tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Fund's financial statements for the six months ended August 31, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

20  Wells Fargo Advantage Overland Express Sweep Fund          Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                         Position held and
Name and Age             length of service 2        Principal occupations during past five years               Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Education Consultant to the Director of the Institute      None
65                                                  for Executive Education of the Babcock Graduate School
                                                    of Management of Wake Forest University. Prior thereto,
                                                    the Thomas Goho Chair of Finance of Wake Forest
                                                    University, Calloway School of Business and Accountancy,
                                                    from 2006-2007 and Associate Professor of Finance from
                                                    1999-2005.
-----------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998        Chairman, CEO and Co-Founder of Crystal Geyser Water       None
64                       (Chairman since 2005)      Company and President of Crystal Geyser Roxane Water
                         (Lead Trustee since        Company.
                         2001)
-----------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987        Retired. Prior thereto, President of Richard M. Leach      None
74                                                  Associates (a financial consulting firm).
-----------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk Management, Wharton        None
54                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research Associate and Board Member, Penn Aging Research
                                                    Center. Research Associate, National Bureau of Economic
                                                    Research.
-----------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public relations firm of           None
55                                                  Himle-Horner and Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota (a public policy
                                                    organization).
-----------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of Willeke & Daniels.            None
67
-----------------------------------------------------------------------------------------------------------------------------------

Other Information          Wells Fargo Advantage Overland Express Sweep Fund  21


INTERESTED TRUSTEE 3

-----------------------------------------------------------------------------------------------------------------------------------
                         Position held and
Name and Age             length of service 2        Principal occupations during past five years               Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate Developer. Prior thereto,     None
63                                                  Chairman of Whitepoint Capital, LLC until 2004.
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                         Position held and
Name and Age             length of service 2        Principal occupations during past five years               Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and     None
48                                                  President of Wells Fargo Funds Management, LLC since
                                                    2003. Senior Vice President and Chief Administrative
                                                    Officer of Wells Fargo Funds Management, LLC from 2001
                                                    to 2003.
-----------------------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds   None
47                       Chief Legal Counsel        Management, LLC since 2001. Vice President and Managing
                         since 2003                 Senior Counsel of Wells Fargo Bank, N.A. since 1996.
-----------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007      Vice President and Manager of Fund Accounting, Reporting   None
48                                                  and Tax for Wells Fargo Funds Management, LLC since
                                                    2007. From 2002 to 2004, Controller for Sungard
                                                    Transaction Networks. Chief Operating Officer for UMB
                                                    Fund Services, Inc. from 2004 to 2005. Director of Fund
                                                    Administration and SEC Reporting for TIAA-CREF from 2005
                                                    to 2007.
-----------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance           Head of Mutual Fund Compliance for Wells Fargo Bank and    None
45                       Officer, since  2004       Wells Fargo Funds Management, LLC from 1995 to 2002;
                                                    Chief Compliance Officer of Wells Fargo Funds
                                                    Management, LLC since 2004.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of August 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

22  Wells Fargo Advantage Overland Express Sweep Fund          Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

OVERLAND EXPRESS SWEEP FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Overland Express Sweep Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Fund by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the

Other Information          Wells Fargo Advantage Overland Express Sweep Fund  23


methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was not appreciably below the median performance of its Peer Group for all time periods.

The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio of the Fund was not appreciably higher than the Fund's Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were not appreciably higher than the median rates of its Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Fund.

24  Wells Fargo Advantage Overland Express Sweep Fund          Other Information


INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations      Wells Fargo Advantage Overland Express Sweep Fund  25


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Corporation
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    106397 10-07
                                                               SOES/SAR118 10-07

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]      Semi-Annual Report
                       August 31, 2007

--------------------------------------------------------------------------------

                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       o WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET
                         TRUST

                       o WELLS FARGO ADVANTAGE MONEY MARKET TRUST

                       o WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                         TRUST

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .....................................................   2

PERFORMANCE HIGHLIGHTS
California Tax-Free Money Market Trust .....................................   4
Money Market Trust .........................................................   6
National Tax-Free Money Market Trust .......................................   8

FUND EXPENSES ..............................................................  10

PORTFOLIO OF INVESTMENTS
California Tax-Free Money Market Trust .....................................  11
Money Market Trust .........................................................  16
National Tax-Free Money Market Trust .......................................  20

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .......................................  28
Statements of Operations ...................................................  29
Statements of Changes in Net Assets ........................................  30
Financial Highlights .......................................................  32
Notes to Financial Highlights ..............................................  34

NOTES TO FINANCIAL STATEMENTS ..............................................  35

OTHER INFORMATION ..........................................................  38

LIST OF ABBREVIATIONS ......................................................  43

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $139 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2007.

EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                        Equity Index Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Equity Value Fund                                 Overseas Fund
C&B Mid Cap Value Fund                   Growth and Income Fund                            Small Cap Disciplined Fund
Capital Growth Fund                      Growth Fund                                       Small Cap Growth Fund
Common Stock Fund                        Growth Equity Fund                                Small Cap Opportunities Fund
Discovery Fund                           Index Fund                                        Small Cap Value Fund
Diversified Equity Fund                  International Core Fund                           Small Company Growth Fund
Diversified Small Cap Fund               International Equity Fund                         Small Company Value Fund
Dividend Income Fund                     International Value Fund                          Small/Mid Cap Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Specialized Financial Services Fund
Emerging Markets Focus Fund              Large Cap Growth Fund                             Specialized Health Sciences Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Mid Cap Disciplined Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Growth Fund                               Value Fund

BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund    Intermediate Government Income Fund 1             Short-Term Municipal Bond Fund
California Tax-Free Fund                 Intermediate Tax-Free Fund                        Stable Income Fund
Colorado Tax-Free Fund                   Minnesota Tax-Free Fund                           Strategic Income Fund
Corporate Bond Fund                      Municipal Bond Fund                               Total Return Bond Fund
Diversified Bond Fund                    National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
Government Securities Fund 1             National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Income Fund                         Nebraska Tax-Free Fund                            Ultra-Short Duration Bond Fund
High Yield Bond Fund                     Short Duration Government Bond Fund 1             Wisconsin Tax-Free Fund
Income Plus Fund                         Short-Term Bond Fund
Inflation-Protected Bond Fund            Short-Term High Yield Bond Fund

ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio          Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio        Target 2010 Fund 2
Life Stage-Moderate Portfolio            Target 2015 Fund 2

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1        Liquidity Reserve Money Market Fund               National Tax-Free Money Market Trust
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       Overland Express Sweep Fund
California Tax-Free Money Market Trust   Money Market Fund                                 Prime Investment Money Market Fund
Cash Investment Money Market Fund        Money Market Trust                                Treasury Plus Money Market Fund 1
Government Money Market Fund 1           Municipal Money Market Fund
Heritage Money Market Fund               National Tax-Free Money Market Fund

VARIABLE TRUST FUNDS 3
------------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Money Market Trusts               Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

Dear Valued Shareholder,

If you were a shareholder last year at this time, you may notice a few changes in this year's semi-annual report for the WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS, which covers the six-month period that ended August 31, 2007. Our new streamlined process includes the Fund's portfolio composition and maturity distribution as well as average annual total return for the Fund and its yield summary. The financial section has remained the same.

We will continue to provide you with a review of the economy and the money markets in our letter to you. In the next annual report, which will cover the 12-month period that will end February 29, 2008, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

--------------------------------------------------------------------------------
GROSS DOMESTIC PRODUCT (GDP) GROWTH WAS REVISED UPWARD FROM 3.4% TO 4.0% FOR THE SECOND QUARTER.
--------------------------------------------------------------------------------

REVIEW OF THE ECONOMY

Gross Domestic Product (GDP) growth was revised upward from 3.4% to 4.0% for the second quarter. Contributors to GDP growth included stronger exports and weaker imports. We may continue to see this same trend through the end of 2007 if global growth remains steady and the U.S. dollar stays weak compared to other currencies. As for the subcomponents of GDP, consumer and business spending are causing some concern as they continue to show signs of weakness in response to escalating concerns about the housing market and the subprime mortgage sector.

In May and June, it seemed that housing activity was showing some signs of recovery, but that began to change by August when the market started to assess the risk that the housing slump might have on consumer and business spending. Household incomes, a strong labor market, and, until recently, gains in equity portfolios had sustained consumer spending. However, as housing declined and equity values fell in August, consumer confidence dropped.

--------------------------------------------------------------------------------
THE MONEY MARKET YIELD CURVE ROSE MODESTLY DURING THE SIX-MONTH PERIOD FROM 5.32% ON MARCH 1, 2007, TO 5.53% ON AUGUST 31, 2007.
--------------------------------------------------------------------------------

MONEY MARKETS HELD STEADY AMID SUBPRIME MORTGAGE CONCERNS

The money market yield curve rose modestly during the six-month period from 5.32% on March 1, 2007, to 5.53% on August 31, 2007. However, during the month of August 2007, money market yield curve volatility took an unusual turn and affected the shorter end of the curve instead of the longer end of the curve, which tends to be more volatile. This was the result, in part, of banks becoming more cautious about lending money to one another as concerns surfaced about credit conditions and potential exposure to subprime mortgages. Consequently, the one-month London Interbank Offered Rate in August jumped 40 basis points to 5.72%.

As banks continued to tighten their lending practices and concerns about exposure to subprime mortgages increased, the Fed responded in mid-August by cutting the bank discount lending rate by 50 basis points, to 5.75%. The bank discount lending rate is what a central bank charges for loans to member banks. The Fed also extended the terms of its financing from the normal overnight period to as long as 30 days.

Letter to Shareholders               Wells Fargo Advantage Money Market Trusts 3


News articles raised concerns about money market exposure to extendible commercial paper, secured liquidity notes, and the subprime mortgage markets. We would like for you, our shareholders, to know that the Wells Fargo Advantage Money Market Funds have never purchased any type of extendible commercial paper or secured liquidity notes. These programs are not the type of investments that Wells Fargo would sanction for its approved invest-ment list for money market funds and therefore are not purchased by our portfolio management team. We carefully monitor all of our investments in the money market funds and do not invest directly in subprime or investment-grade domestic mortgages or single-seller, asset-backed commercial paper programs from either prime or subprime mortgage originators.

--------------------------------------------------------------------------------
WE CAREFULLY MONITOR ALL OF OUR INVESTMENTS IN THE MONEY MARKET FUNDS AND DO NOT INVEST DIRECTLY IN SUBPRIME OR INVESTMENT GRADE DOMESTIC MORTGAGES OR SINGLE-SELLER, ASSET-BACKED COMMERCIAL PAPER PROGRAMS FROM EITHER PRIME OR SUBPRIME MORTGAGE ORIGINATORS.
--------------------------------------------------------------------------------

PLANNING AHEAD

As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, given the fact that economic and housing activity was clearly slowing down. The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking money managers who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

4 Wells Fargo Advantage Money Market Trusts               Performance Highlights


WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

May 5, 1997

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                 (93%)
Municipal Bonds                             (7%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 Days                                  (91%)
30-59 Days                                  (1%)
90-179 Days                                 (2%)
270+ Days                                   (6%)

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Trusts 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
                                              6-Month*  1-Year  5-Year  10-Year
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST          1.75     3.43    2.00     2.37
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
------------------------------------------------------
7-Day Current Yield                              3.67%
------------------------------------------------------
7-Day Compound Yield                             3.74%
------------------------------------------------------
30-Day Simple Yield                              3.46%
------------------------------------------------------
30-Day Compound Yield                            3.52%
------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.67%. As of August 31, 2007, amounts waived and/or reimbursed did not have a material impact on the Fund's contractual expense ratio, therefore the current yield and the yield without waived fees and/or reimbursed expenses are identical.

6 Wells Fargo Advantage Money Market Trusts               Performance Highlights


WELLS FARGO ADVANTAGE MONEY MARKET TRUST
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MONEY MARKET TRUST (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

September 17, 1990

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                           (48%)
Floating & Variable Rate Bonds/Notes       (24%)
Short-Term Corporate Bonds                  (5%)
Repurchase Agreements                       (9%)
Time Deposits                               (9%)
Municipal Bonds                             (1%)
Certificates of Deposit                     (4%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

270+                                        (1%)
2-14 Days                                  (45%)
15-29 Days                                 (16%)
30-59 Days                                 (22%)
60-89 Days                                 (12%)
90-179 Days                                 (4%)

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Trusts 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
                                              6-Month*  1-Year  5-Year  10-Year
--------------------------------------------------------------------------------
MONEY MARKET TRUST                              2.65     5.31    2.88     3.88
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
------------------------------------------------------
7-Day Current Yield                              5.35%
------------------------------------------------------
7-Day Compound Yield                             5.50%
------------------------------------------------------
30-Day Simple Yield                              5.25%
------------------------------------------------------
30-Day Compound Yield                            5.38%
------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 5.35%. As of August 31, 2007, the current expense ratio of the Fund was lower than the capped operating expense ratio so the current yield and the yield without waived fees and/or reimbursed expenses are identical.

8 Wells Fargo Advantage Money Market Trusts               Performance Highlights


WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

November 10, 1997

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                 (89%)
Municipal Bonds                            (11%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF AUGUST 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 Days                                  (83%)
30-59 Days                                  (3%)
60-89 Days                                  (2%)
90-179 Days                                 (4%)
180-269 Days                                (1%)
270+ Days                                   (7%)

--------------------------------------------------------------------------------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Trusts 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF AUGUST 31, 2007)

--------------------------------------------------------------------------------
                                         6-Month*  1-Year  5-Year  Life of Fund
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST       1.79     3.52    2.06       2.54
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

------------------------------------------------------
FUND YIELD SUMMARY 2
(AS OF AUGUST 31, 2007)
------------------------------------------------------
7-Day Current Yield                              3.71%
------------------------------------------------------
7-Day Compound Yield                             3.77%
------------------------------------------------------
30-Day Simple Yield                              3.51%
------------------------------------------------------
30-Day Compound Yield                            3.57%
------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

--------------------------------------------------------------------------------
2 The investment adviser has contractually committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.68%.

10 Wells Fargo Advantage Money Market Trusts                       Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------------
                                                                    Beginning         Ending        Expenses
                                                                  Account Value    Account Value   Paid During      Net Annual
WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST        03-01-2007      08-31-2007       Period 1     Expense Ratio
--------------------------------------------------------------------------------------------------------------------------------
   Actual                                                           $1,000.00       $1,017.50         $1.02           0.20%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,024.20         $1.02           0.20%
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------------------------
   Actual                                                           $1,000.00       $1,026.50         $1.02           0.20%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,024.20         $1.02           0.20%
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------------------------
   Actual                                                           $1,000.00       $1,017.90         $1.02           0.20%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,024.20         $1.02           0.20%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--August 31, 2007 (Unaudited)

                                    Wells Fargo Advantage Money Market Trusts 11


CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER: 6.49%
$  2,600,000  CHINO BASIN REGIONAL FINANCE AUTHORITY                                    3.67%        09/12/2007    $     2,600,000
   4,025,000  EAST BAY MUNICIPAL WATER SYSTEM                                           3.63         09/14/2007          4,025,000
   3,800,000  GOLDEN GATE BRIDGE SERIES A                                               3.57         12/13/2007          3,800,000
   6,235,000  GOLDEN GATE BRIDGE SERIES B                                               3.85         09/06/2007          6,235,000
   2,130,000  IMPERIAL IRRIGATION DISTRICT SERIES A                                     3.72         02/14/2008          2,130,000
   1,785,000  RIVERSIDE COUNTY TEETER FINANCING SERIES B-2                              3.67         09/12/2007          1,785,000
   1,200,000  RIVERSIDE COUNTY TEETER FINANCING SERIES B-2                              3.70         09/12/2007          1,200,000
   1,420,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION SERIES B                         3.62         10/11/2007          1,420,000
   2,455,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                 3.59         10/04/2007          2,455,000
   4,350,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                      3.70         02/14/2008          4,350,000
   1,000,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                      3.74         02/14/2008          1,000,000
   2,950,000  UNIVERSITY OF CALIFORNIA SERIES A                                         3.65         09/13/2007          2,950,000
     850,000  UNIVERSITY OF CALIFORNIA SERIES A                                         3.65         10/05/2007            850,000
   4,080,000  UNIVERSITY OF CALIFORNIA SERIES A                                         3.65         10/11/2007          4,080,000

TOTAL COMMERCIAL PAPER (COST $38,880,000)                                                                               38,880,000
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 93.34%

CALIFORNIA: 88.67%
   3,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)SS.+/-                 3.98         07/15/2035          3,000,000
   3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE LOC, FNMA INSURED)
              SS.+/-                                                                    3.98         09/15/2032          3,100,000
   2,175,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
              GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)SS.+/-                    3.94         03/15/2037          2,175,000
  23,775,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
              OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
              LASALLE NATIONAL BANK NA LOC)SS.+/-                                       3.93         06/01/2037         23,775,000
   2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT FAMILY CORPORATIONS
              CALIFORNIA BERKELEYAN PROJECT A (OTHER REVENUE, FNMA INSURED)
              SS.+/-                                                                    3.99         05/15/2033          2,000,000
   2,680,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 PUTTABLE (PORT OAKLAND
              CA SERIES K) (OTHER REVENUE LOC, FGIC INSURED)SS.+/-++                    4.00         05/07/2008          2,680,000
   1,335,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   3.97         08/01/2013          1,335,000
   3,000,000  ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE REVENUE, MBIA
              INSURED)SS.+/-                                                            3.97         11/01/2027          3,000,000
   2,400,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
              SERIES A (HOUSING REVENUE LOC)SS.+/-                                      3.86         09/15/2033          2,400,000
   3,300,000  ALAMEDA COUNTY CA IDA CARAVAN TRADING COMPANY (IDR, COMERCIA BANK
              CA  LOC)SS.+/-                                                            4.01         04/01/2014          3,300,000
   1,285,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524 (PROPERTY
              TAX REVENUE LOC)SS.+/-                                                    3.99         08/01/2012          1,285,000
   5,250,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
              PROJECT SERIES A (IDR LOC)SS.+/-                                          3.95         12/01/2028          5,250,000
   3,975,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
              WACHOVIA BANK NA LOC)SS.+/-                                               3.92         09/01/2025          3,975,000
     600,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
              WACHOVIA  BANK NA LOC)SS.+/-                                              3.92         09/01/2025            600,000
     290,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
              CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)SS.+/-                     3.97         10/01/2020            290,000
   4,225,000  CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A1 (GO - STATES,
              TERRITORIES)                                                              4.50         06/30/2008          4,253,728
   2,900,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
              BANQUE LOC)SS.+/-                                                         3.93         02/01/2041          2,900,000
      25,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS BANK
              LOC)SS.+/-                                                                3.94         02/01/2037             25,000
   8,700,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE)
              SS.+/-                                                                    3.94         02/01/2038          8,700,000
   4,200,000  CALIFORNIA HFFA REVENUE SERIES B (HFFA REVENUE LOC, MBIA INSURED)
              SS.+/-                                                                    3.90         09/01/2028          4,200,000

12 Wells Fargo Advantage Money Market Trusts

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    865,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
              HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE,
              COMERICA BANK CA LOC)SS.+/-                                               4.05%        09/01/2024    $       865,000
   3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
              FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY REVENUE,
              MELLON BANK NA LOC)SS.+/-                                                 3.91         09/01/2036          3,000,000
   1,220,000  CALIFORNIA PCFA SERIES B (IDR, FGIC INSURED)SS.+/-                        4.04         06/01/2020          1,220,000
   5,500,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER
              REVENUE)                                                                  4.25         07/01/2008          5,527,469
   2,380,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-          3.86         07/01/2035          2,380,000
   7,505,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
              REVENUE, BANK OF NOVA SCOTIA LOC)SS.+/-                                   3.83         05/01/2022          7,505,000
   3,000,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER REVENUE, BANK
              OF NEW YORK LOC)SS.+/-                                                    3.86         05/01/2022          3,000,000
  11,470,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER REVENUE)
              SS.+/-                                                                    3.87         05/01/2011         11,470,000
   5,365,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER REVENUE)
              SS.+/-                                                                    3.85         05/01/2018          5,365,000
   9,775,000  CALIFORNIA STATE DWR SERIES C7 FSA INSURED (WATER REVENUE LOC)
              SS.+/-                                                                    3.87         05/01/2022          9,775,000
   2,600,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C4 (SALES TAX
              REVENUE LOC)SS.+/-                                                        3.90         07/01/2023          2,600,000
   1,550,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C21 (SALES TAX REVENUE,
              XLCA COMPANY INSURED)SS.+/-                                               3.90         07/01/2023          1,550,000
   2,800,000  CALIFORNIA STATE EDFA JOSEPH SCHMIDT PROJECT SERIES A (IDR, BANQUE
              NATIONALE PARIS LOC)SS.+/-                                                4.00         12/01/2026          2,800,000
   1,100,000  CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY REVENUE,
              MBIA INSURED)SS.+/-                                                       4.03         11/01/2023          1,100,000
   5,265,000  CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
              REVENUE, AMBAC INSURED)SS.+/-                                             3.97         12/01/2019          5,265,000
   7,495,000  CALIFORNIA STATE SERIES 1932 (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                           3.99         06/01/2015          7,495,000
  10,890,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
              AMERICA LOC)SS.+/-                                                        3.86         05/01/2040         10,890,000
   4,315,000  CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC BANK NV
              LOC)SS.+/-                                                                3.83         05/01/2040          4,315,000
     940,000  CALIFORNIA STATE SERIES B1 (GO - SCHOOL DISTRICTS, BANQUE
              NATIONALE PARIS LOC)SS.+/-                                                3.83         05/01/2033            940,000
   1,970,000  CALIFORNIA STATE SERIES C15 (OTHER REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                4.00         12/01/2029          1,970,000
   3,000,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A9
              (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-                             3.87         05/01/2034          3,000,000
   1,045,000  CALIFORNIA STATEWIDE CDA (HCFR, CITIBANK NA LOC)SS.+/-                    3.99         04/01/2031          1,045,000
   5,100,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
              INSURED)SS.+/-                                                            4.00         07/01/2027          5,100,000
  10,000,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (OTHER
              REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                 3.99         04/01/2039         10,000,000
   2,455,000  CALIFORNIA STATEWIDE CDA BIRCHCREST APARTMENTS SERIES S (MFHR, US
              BANK NA LOC)SS.+/-                                                        3.98         08/01/2032          2,455,000
   7,580,000  CALIFORNIA STATEWIDE CDA CHADWICK SCHOOL (OTHER REVENUE, ALLIED
              IRISH BANK PLC LOC)SS.+/-                                                 3.86         10/01/2029          7,580,000
   1,195,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
              BANK NA LOC)SS.+/-                                                        3.98         11/01/2031          1,195,000
     720,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
              (OTHER REVENUE, BANK OF NEW YORK LOC)SS.+/-                               3.86         12/01/2036            720,000
   8,200,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT CSS.+/-                  4.01         01/20/2031          8,200,000
   6,900,000  CALIFORNIA STATEWIDE CDA MFHR CONCORD GREEN APARTMENTS SERIES S
              COLLATERALIZED BY FHLB (MFHR LOC)SS.+/-                                   3.95         06/01/2028          6,900,000
   1,000,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
              (HOUSING REVENUE LOC)SS.+/-                                               4.08         12/01/2011          1,000,000
   4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS SERIES A
              COLLATERALIZED BY FHLB (MFHR LOC)SS.+/-                                   4.22         02/01/2028          4,660,000
   3,800,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE LOC)
              SS.+/-                                                                    3.94         04/15/2035          3,800,000
   2,500,000  CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q (HOUSING
              REVENUE, CITIBANK NA LOC)SS.+/-                                           3.95         10/01/2038          2,500,000
   1,755,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC, FNMA
              INSURED)SS.+/-                                                            3.94         10/15/2026          1,755,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                    Wells Fargo Advantage Money Market Trusts 13


CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$  1,230,000  CARSON CA RDA SERIES 696 (OTHER REVENUE, AMBAC INSURED)SS.+/-             3.99%        10/01/2041    $     1,230,000
   1,300,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
              SERIES H (MFHR LOC, FNMA INSURED)SS.+/-                                   3.86         10/15/2029          1,300,000
   1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94 (MFHR
              LOC, FNMA INSURED)SS.+/-                                                  3.86         11/15/2022          1,300,000
     460,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                         4.06         03/01/2011            460,000
   5,695,000  DEUTSCHE BANK SPEARS LIFERS TRUST 287 (OTHER REVENUE, MBIA
              INSURED)SS.+/-                                                            3.99         09/01/2037          5,695,000
   1,715,000  EL CAMINO CA HOSPITAL DISTRICT (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.+/-                                                            3.99         08/01/2036          1,715,000
   4,460,000  ESCONDIDO CA (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                   3.99         09/01/2036          4,460,000
   2,350,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER REVENUE
              LOC)SS.+/-                                                                3.90         09/01/2025          2,350,000
   2,900,000  GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT PUTTABLE (IDR
              LOC)SS.+/-                                                                4.10         09/01/2007          2,900,000
     185,000  GROSSMONT-CUYAMACA CA COMMUNITY COLLEGE DISTRICT SERIES 1130
              (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                                4.03         08/01/2029            185,000
   3,120,000  HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS (MFHR, FHLB
              INSURED)SS.+/-                                                            3.95         03/01/2028          3,120,000
     270,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER ILSE APARTMENTS
              SERIES A (MFHR, FNMA INSURED)SS.+/-                                       3.87         02/15/2031            270,000
   2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
              PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                              3.86         12/01/2026          2,000,000
  12,785,000  LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE LOC)SS.+/-         3.85         07/01/2032         12,785,000
     990,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)SS.+/-             4.04         05/15/2017            990,000
   1,580,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC, FGIC
              INSURED)SS.+/-                                                            4.06         05/15/2020          1,580,000
   5,500,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK
              NA LOC)SS.+/-                                                             3.90         07/01/2035          5,500,000
   2,407,500  LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)SS.+/-            4.03         06/01/2026          2,407,500
   2,385,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)SS.+/-                         3.86         07/01/2035          2,385,000
   4,500,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE
              FRANCE LOC)SS.+/-                                                         3.89         07/01/2035          4,500,000
   3,000,000  LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                                4.50         06/30/2008          3,019,932
   2,170,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-             3.99         07/01/2025          2,170,000
  17,750,000  LOS ANGELES CA USD SERIES 2007 (OTHER REVENUE, FIRST SECURITY BANK
              LOC)SS.+/-                                                                4.04         01/01/2028         17,750,000
   3,365,000  LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES D (SEWER REVENUE, XLCA
              COMPANY INSURED)SS.+/-                                                    3.88         06/01/2028          3,365,000
   5,000,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8 BANK OF AMERICA
              LOC (POWER REVENUE LOC)SS.+/-                                             3.89         07/01/2034          5,000,000
  14,930,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
              APARTMENTS B (HOUSING REVENUE LOC)SS.+/-                                  3.84         06/01/2010         14,930,000
     330,000  LOS ANGELES COUNTY CA SANITATION DISTRICTS FINANCING AUTHORITY
              SERIES 1685 (SEWER REVENUE, AMBAC INSURED)SS.+/-                          4.03         10/01/2038            330,000
   9,200,000  LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE)                         4.50         06/30/2008          9,263,769
   4,395,000  MADERA CA IRRIGATION FINANCING AUTHORITY SERIES A (WATER REVENUE,
              XLCA COMPANY INSURED)SS.+/-                                               3.93         01/01/2036          4,395,000
  12,430,000  MANTECA CA REDEVELOPMENT AGENCY TAX ALLOCATION AMENDED MERGED
              PROJECT (OTHER REVENUE, XLCA COMPANY INSURED)SS.+/-                       3.93         10/01/2042         12,430,000
   3,700,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX ALLOCATION
              REVENUE, AMBAC INSURED)SS.+/-                                             3.93         01/01/2031          3,700,000
   2,065,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
              B4 (WATER REVENUE, NATIONSBANK NA LOC)SS.+/-                              3.84         07/01/2035          2,065,000
   3,415,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
              C3 (WATER REVENUE LOC)SS.+/-                                              3.84         07/01/2030          3,415,000
   3,200,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B3
              (WATER REVENUE, WEST DEUTSCHE LANDESBANK LOC)SS.+/-                       3.85         07/01/2035          3,200,000

14 Wells Fargo Advantage Money Market Trusts

                           Portfolio of Investments--August 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$ 10,290,000  MONTEREY COUNTY CA COP SERIES 1868 (LEASE REVENUE, AMBAC
              INSURED)SS.+/-                                                            4.03%        08/01/2028    $    10,290,000
   3,995,000  MORELAND CA SCHOOL DISTRICT SERIES 1758 (PROPERTY TAX REVENUE,
              AMBAC INSURED)SS.+/-                                                      4.01         02/01/2025          3,995,000
   2,550,000  OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)SS.+/-             3.99         06/15/2012          2,550,000
   3,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                     3.86         11/15/2028          3,000,000
      25,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES
              A (HOUSING REVENUE)SS.+/-                                                 3.84         11/01/2009             25,000
  11,800,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
              LLOYDS TSB BANK PLC LOC)SS.+/-                                            3.84         08/01/2042         11,800,000
     640,000  PERRIS CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                            4.06         09/01/2026            640,000
     215,000  PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
              COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)SS.+/-                     3.93         09/01/2035            215,000
   3,040,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
              REVENUE LOC, FGIC INSURED)SS.+/-                                          4.01         11/01/2021          3,040,000
   4,335,000  POWAY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-        3.99         08/01/2030          4,335,000
   3,380,000  POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-       4.06         02/01/2011          3,380,000
   8,305,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
              (SPECIAL TAX REVENUE LOC, KBC BANK LOC)SS.+/-                             3.93         09/01/2014          8,305,000
   5,000,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT STARS STARS
              2007-035 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-            3.98         08/01/2031          5,000,000
   1,290,000  SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
              INSURED)SS.+/-                                                            4.06         02/15/2011          1,290,000
   3,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES
              I (HOUSING REVENUE LOC)SS.+/-                                             3.94         05/15/2034          3,000,000
   1,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
              INSURED)SS.+/-                                                            3.86         07/15/2029          1,000,000
   4,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY OAK VALLEY APARTMENTS
              SERIES D (MFHR, FNMA INSURED)SS.+/-                                       3.97         02/15/2031          4,000,000
   2,300,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
              PROJECT ISSUE A (MFHR, FHLMC INSURED)SS.+/-                               3.94         12/01/2022          2,300,000
     590,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER &
              SEWER REVENUE)SS.+/-                                                      3.99         12/01/2035            590,000
  12,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              (SEWER REVENUE, AMBAC INSURED)SS.+/-                                      4.05         12/01/2035         12,000,000
   1,500,000  SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE,
              FNMA INSURED)SS.+/-                                                       3.86         02/15/2027          1,500,000
   1,855,000  SAN DIEGO CA COMMUNITY COLLEGE DISTRICT (OTHER REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  3.99         08/01/2025          1,855,000
   1,600,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
              SERIES B (PROPERTY TAX REVENUE)                                           4.50         06/30/2008          1,611,134
   3,180,000  SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA INSURED)SS.+/-                 4.02         11/01/2026          3,180,000
   5,000,000  SAN DIEGO CA USD SERIES PA 1245 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                                  4.06         07/01/2011          5,000,000
   1,275,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
              LOC)SS.+/-                                                                4.03         07/01/2022          1,275,000
   5,175,000  SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                     4.50         07/22/2008          5,211,824
   1,993,500  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
              REVENUE, MBIA INSURED)SS.+/-                                              4.00         11/01/2010          1,993,500
   1,790,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
              CLEAN WATER MERLOTS SERIES B20 MBIA INSURED
              (WATER & SEWER REVENUE LOC)SS.+/-                                         4.00         10/01/2022          1,790,000
   2,250,000  SAN FRANCISCO CA CITY & COUNTY RDA CEATRICE APARTMENTS
              SUBSERIES A2 (MFHR, NATIONAL CITY BANK)SS.+/-                             4.01         09/01/2047          2,250,000
     675,000  SAN FRANCISCO CA CITY & COUNTY RR II R 6502 (PROPERTY TAX
              REVENUE, MBIA INSURED)SS.+/-                                              3.99         06/15/2021            675,000
   1,240,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR)SS.+/-                4.01         02/01/2038          1,240,000
   1,600,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                     3.95         08/01/2035          1,600,000
   2,500,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)SS.+/-          3.97         09/15/2032          2,500,000
   6,075,000  SAN LORENZO CA USD ALAMEDA COUNTY SERIES 1805
              (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                                4.03         08/01/2037          6,075,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                    Wells Fargo Advantage Money Market Trusts 15


CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$  5,000,000  SAN PABLO CA REDEVELOPMENT AGENCY TAX ALLOCATION 10TH TOWNSHIP
              PROJECT (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-                    3.93%        12/01/2032    $     5,000,000
     300,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES
              E (MFHR LOC, FGIC INSURED)SS.+/-                                          3.95         11/15/2017            300,000
   1,875,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              MBIA INSURED)SS.+/-                                                       4.03         08/01/2025          1,875,000
  14,500,000  SIMI VALLEY CA CDA ISSUE A (HOUSING REVENUE)SS.+/-                        3.84         05/01/2010         14,500,000
   1,800,000  TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE
              LOC)SS.+/-                                                                3.93         07/01/2033          1,800,000
     800,000  TULARE CA LOCAL HEALTH CARE DISTRICT (HCFR, US BANK NA LOC)SS.+/-         3.93         12/01/2032            800,000
   3,200,000  UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
              REVENUE LOC)SS.+/-                                                        3.86         07/15/2029          3,200,000
   1,995,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 479
              (HEFAR LOC, MBIA INSURED)SS.+/-                                           4.03         09/01/2022          1,995,000
   6,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
              REVENUE, EAST WEST BANK LOC)SS.+/-                                        3.86         08/01/2037          6,000,000
   6,150,000  VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                             4.50         07/01/2008          6,193,414
   1,765,000  VICTORVILLE CA REDEVELOPMENT AGENCY SERIES 485 (TAX
              INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)SS.+/-                       3.99         12/01/2019          1,765,000

                                                                                                                       531,292,270
                                                                                                                   ---------------
OTHER: 3.36%
   2,500,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20015101 CLASS A (OTHER
              REVENUE LOC)SS.+/-                                                        4.01         10/01/2034          2,500,000
     280,000  EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (TOLL
              ROAD REVENUE, FIRST SECURITY BANK LOC)SS.+/-                              4.01         07/01/2027            280,000
   6,665,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 3925 (OTHER
              REVENUE, FGIC INSURED)SS.+/-                                              4.03         12/01/2035          6,665,000
   4,500,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 3926 (OTHER
              REVENUE, FGIC INSURED)SS.+/-                                              4.03         12/01/2035          4,500,000
   1,630,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4167 (PROPERTY
              TAX REVENUE, AMBAC INSURED)SS.+/-                                         4.03         08/01/2025          1,630,000
   4,570,000  PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4329 (OTHER
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                   4.03         09/15/2028          4,570,000

                                                                                                                        20,145,000
                                                                                                                   ---------------
PUERTO RICO: 1.31%
   7,835,000  PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                              3.98         07/01/2029          7,835,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $559,272,270)                                                                      559,272,270
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $598,152,270)*                                               99.83%                                          $   598,152,270
OTHER ASSETS AND LIABILITIES, NET                                   0.17                                                   999,971
                                                                  ------                                           ---------------
TOTAL NET ASSETS                                                  100.00%                                          $   599,152,241
                                                                  ------                                           ---------------

--------------------------------------------------------------------------------

SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

16 Wells Fargo Advantage Money Market Trusts

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 1.39%
$  8,000,000  ARKLE MASTER ISSUER PLC+++/-                                              5.55%        11/19/2007    $     8,000,000
   8,000,000  CARLYLE CAPITAL INVESTMENT LIMITED+++/-                                   5.42         05/08/2008          7,999,460
  11,000,000  CARLYLE LOAN INVESTMENT LIMITED+++/-                                      5.41         04/11/2008         11,000,000
   3,000,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2007-3                          5.56         04/15/2008          3,000,000
   7,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A CLASS A+++/-                          5.43         04/11/2008          7,000,000

TOTAL ASSET BACKED SECURITIES (COST $36,999,460)                                                                        36,999,460
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.38%
  36,873,508  PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.60         09/15/2007         36,873,508

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $36,873,508)                                                            36,873,508
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT: 4.07%
  14,000,000  ABN-AMRO BANK (LONDON)                                                    5.32         10/16/2007         14,000,000
  16,500,000  BANK OF IRELAND                                                           5.32         10/12/2007         16,499,986
  18,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007         18,000,000
  14,000,000  BARCLAYS BANK PLC (NEW YORK)                                              5.32         10/16/2007         14,000,000
   7,000,000  CALYON (NEW YORK) SERIES YCD+/-                                           5.30         09/13/2007          6,999,953
  15,000,000  NATIXIS+/-                                                                5.40         03/06/2008         15,000,000
  14,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      5.27         04/03/2008         13,997,978
  10,000,000  UNICREDITO ITALIANO (LONDON)                                              5.32         10/17/2007         10,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $108,497,917)                                                                      108,497,917
                                                                                                                   ---------------
COMMERCIAL PAPER: 48.07%
  27,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              5.75         09/04/2007         27,000,000
  23,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                              6.10         09/05/2007         22,996,103
  30,000,000  ATOMIUM FUNDING LLC++^                                                    5.28         09/20/2007         29,929,600
  10,000,000  ATOMIUM FUNDING LLC++^                                                    5.26         10/10/2007          9,947,400
  14,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.48         10/19/2007         14,000,000
  20,000,000  CAFCO LLC++^                                                              5.70         10/16/2007         19,867,000
  18,295,000  CEDAR SPRINGS CAPITAL COMPANY++^                                          5.27         10/18/2007         18,177,160
  25,000,000  CHARIOT FUNDING LLC++^                                                    6.08         10/16/2007         24,822,667
  13,200,000  CHARTA LLC++^                                                             5.30         10/26/2007         13,098,947
  14,000,000  CITY OF CHICAGO                                                           5.33         10/15/2007         14,000,000
  29,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        5.80         09/04/2007         29,000,000
  10,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                        6.30         09/07/2007          9,994,750
  15,837,000  COBBLER FUNDING LLC++^                                                    5.26         10/18/2007         15,735,186
   7,500,000  COBBLER FUNDING LLC++^                                                    5.28         10/29/2007          7,439,500
   5,000,000  CRC FUNDING LLC++^                                                        5.25         10/15/2007          4,970,104
  20,000,000  CRC FUNDING LLC++^                                                        5.70         10/16/2007         19,867,000
  24,750,000  CROWN POINT CAPITAL COMPANY++^                                            5.30         11/06/2007         24,520,444
   8,000,000  CROWN POINT CAPITAL COMPANY+++/-                                          5.31         12/14/2007          7,999,345
  10,000,000  CULLINAN FINANCE CORPORATION++^                                           5.28         11/01/2007          9,914,933
  12,000,000  DEER VALLEY FUNDING LLC++^                                                5.29         09/12/2007         11,985,893
  20,000,000  DEER VALLEY FUNDING LLC++^                                                5.27         10/05/2007         19,909,239
  15,000,000  DORADA FINANCE INCORPORATED++^                                            5.91         11/28/2007         14,790,688
  49,000,000  EBBETS FUNDING LLC++^                                                     6.50         09/04/2007         49,000,000
   9,000,000  ERASMUS CAPITAL CORPORATION++^                                            6.50         09/04/2007          9,000,000

Portfolio of Investments--August 31, 2007 (Unaudited)

                                    Wells Fargo Advantage Money Market Trusts 17


MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$  5,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.26%        10/22/2007    $     4,964,933
   5,277,000  ERASMUS CAPITAL CORPORATION++^                                            5.24         12/27/2007          5,189,437
  17,750,000  FIVE FINANCE INCORPORATED++^                                              5.27         10/05/2007         17,669,450
   1,800,000  FIVE FINANCE INCORPORATED++^                                              5.26         10/09/2007          1,790,795
  15,000,000  FIVE FINANCE INCORPORATED++^                                              5.23         11/26/2007         14,819,129
  15,000,000  FIVE FINANCE INCORPORATED++^                                              5.91         12/05/2007         14,775,913
  24,000,000  GALLEON CAPITAL LLC++^                                                    5.80         09/04/2007         24,000,000
  23,000,000  GALLEON CAPITAL LLC++^                                                    6.30         09/07/2007         22,987,925
  25,000,000  GOVCO LLC++^                                                              5.60         10/23/2007         24,809,444
   4,900,000  HARRIER FINANCE FUNDING US LLC++^                                         5.26         10/16/2007          4,869,930
  29,750,000  HARRIER FINANCE FUNDING US LLC++^                                         5.19         11/19/2007         29,424,039
  30,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.22         01/29/2008         29,360,550
  20,500,000  HBOS TREASURY SERVICE (SYDNEY)^                                           5.25         10/16/2007         20,374,557
  10,000,000  HUDSON-THAMES LLC++^                                                      5.19         10/15/2007          9,940,892
  15,000,000  HUDSON-THAMES LLC++^                                                      5.18         10/30/2007         14,879,133
   6,750,000  HUDSON-THAMES LLC++^                                                      5.30         11/06/2007          6,687,394
  12,685,000  IOWA STUDENT LOAN LIQUIDATION COMPANY^                                    5.75         09/13/2007         12,666,765
  25,000,000  JUPITER SECURITIZATION COMPANY LLC++^                                     6.00         10/22/2007         24,800,000
   3,000,000  K2 (USA) LLC++^                                                           6.25         09/04/2007          3,000,000
  22,000,000  KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++^                             5.17         11/19/2007         21,759,882
  34,750,000  LEGACY CAPITAL LLC++^                                                     5.29         11/07/2007         34,423,196
  20,000,000  LEXINGTON PARKER CAPITAL++^                                               5.30         11/06/2007         19,814,500
   5,000,000  LIBERTY STREET FUNDING LLC++^                                             6.00         09/04/2007          5,000,000
  19,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                                5.75         09/04/2007         19,000,000
  22,000,000  NORTH SEA FUNDING LLC++^                                                  6.35         09/07/2007         21,988,358
  16,000,000  NORTHERN ROCK PLC++^                                                      5.25         10/16/2007         15,902,000
  15,218,000  OLD LINE FUNDING LLC++^                                                   5.65         10/01/2007         15,153,514
  24,000,000  PRUDENTIAL PLC++^                                                         5.28         11/02/2007         23,792,320
  18,800,000  RANGER FUNDING COMPANY LLC++^                                             6.05         09/18/2007         18,755,768
  24,750,000  SEDNA FINANCE INCORPORATED++^                                             5.27         11/01/2007         24,539,859
  29,000,000  SHEFFIELD RECEIVABLES++^                                                  6.15         09/05/2007         28,995,046
  49,000,000  SHEFFIELD RECEIVABLES++^                                                  6.50         09/05/2007         48,991,153
  20,000,000  STANFIELD VICTORIA FUNDING LLC+++/-                                       5.47         01/17/2008         19,998,533
   6,000,000  SURREY FUNDING CORPORATION++^                                             6.15         09/05/2007          5,998,975
  14,000,000  SURREY FUNDING CORPORATION++^                                             6.50         09/05/2007         13,997,472
  30,000,000  TANGO FINANCE CORPORATION++^                                              5.27         10/18/2007         29,806,767
  20,000,000  TEMPO FINANCE CORPORATION++^                                              5.21         01/11/2008         19,626,617
  10,000,000  TEMPUS FUNDING LLC++^                                                     5.27         09/24/2007          9,970,722
  20,000,000  TULIP FUNDING CORPORATION++^                                              5.21         12/20/2007         19,690,294
  50,000,000  UBS FINANCE (DELAWARE) LLC^                                               5.25         10/12/2007         49,722,917
  39,750,000  VERSAILLES CDS LLC++^                                                     5.30         10/03/2007         39,580,290
  20,000,000  VERSAILLES CDS LLC++^                                                     5.65         11/09/2007         19,792,833
  20,000,000  WINDMILL FUNDING CORPORATION++^                                           6.10         10/10/2007         19,878,000
  20,000,000  YORKTOWN CAPITAL LLC++^                                                   6.06         09/19/2007         19,949,500

TOTAL COMMERCIAL PAPER (COST $1,281,104,761)                                                                         1,281,104,761
                                                                                                                   ---------------

18 Wells Fargo Advantage Money Market Trusts

                           Portfolio of Investments--August 31, 2007 (Unaudited)


MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CORPORATE BONDS & NOTES: 0.30%
$     7,955,000   HSBC FINANCE CORPORATION                                             5.84%         02/15/2008     $     7,972,447

TOTAL CORPORATE BONDS & NOTES (COST $7,972,447)                                                                           7,972,447
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES: 1.09%
     13,220,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                  BANK OF AMERICA NA LOC)+/-SS.                                        5.51          11/01/2028          13,220,000
      6,400,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
                  D (HEFAR, AMBAC INSURED)+/-SS.                                       5.50          12/01/2046           6,400,000
      9,400,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
                  D (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                              5.50          06/01/2045           9,399,908

TOTAL MUNICIPAL BONDS & NOTES (COST $29,019,908)                                                                         29,019,908
                                                                                                                    ---------------

EXTENDABLE BONDS: 16.73%
     13,700,000   ALLIED IRISH BANKS PLC+++/-                                          5.52          09/18/2008          13,700,000
     22,000,000   BANK OF IRELAND+++/-                                                 5.54          09/19/2008          22,000,000
     19,000,000   BES FINANCE LIMITED+++/-                                             5.37          08/29/2008          19,000,000
     24,000,000   BNP PARIBAS SA+/-                                                    5.33          06/16/2008          24,000,000
     23,000,000   CAISSE NATIONALE+++/-                                                5.35          09/09/2008          23,000,000
     20,000,000   COMMONWEALTH BANK (AUSTRIA)+++/-                                     5.52          08/22/2008          20,000,000
     31,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                     5.63          09/12/2008          31,000,000
     35,000,000   HBOS TREASURY SERVICES PLC SERIES MTN+++/-                           5.30          09/05/2008          35,000,000
     30,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                         5.47          06/06/2008          30,000,000
     24,000,000   INTESA BANK (IRELAND) PLC+++/-                                       5.52          09/24/2008          24,000,000
     18,000,000   IRISH LIFE & PERMANENT PLC                                           5.52          09/19/2008          18,000,000
     10,000,000   IRISH LIFE & PERMANENT PLC                                           5.52          09/19/2008          10,000,000
     20,000,000   LEHMAN BROTHERS HOLDINGS+/-                                          5.54          09/27/2008          20,000,000
     30,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                              5.51          08/22/2008          30,000,000
     12,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                              5.52          09/17/2008          12,000,000
     10,000,000   MORGAN STANLEY+/-                                                    5.15          09/02/2008          10,000,000
     10,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                     5.38          07/03/2008          10,000,000
     24,000,000   NORDEA BANK AB+++/-                                                  5.56          09/10/2008          24,000,000
     30,000,000   NORTHERN ROCK PLC+++/-                                               5.45          07/08/2008          30,000,000
     10,000,000   NORTHERN ROCK PLC+++/-                                               5.39          08/01/2008          10,000,000
     15,000,000   PARCS MASTER TRUST+++/-                                              5.36          09/20/2007          15,000,000
     15,000,000   TOTTA IRELAND PLC+++/-                                               5.33          09/05/2008          15,000,000

TOTAL EXTENDABLE BONDS (COST $445,700,000)                                                                              445,700,000
                                                                                                                    ---------------

MEDIUM TERM NOTES: 5.93%
     11,000,000   ALLSTATE LIFE GLOBAL FUND TRUST SERIES MTN+/-                        5.60          11/14/2007          11,001,046
     15,000,000   BEAR STEARNS COMPANY INCORPORATED+/-                                 5.61          07/11/2008          15,000,000
     15,000,000   CULLINAN FINANCE CORPORATION SERIES MTN+++/-                         5.32          01/04/2008          14,999,059
     18,750,000   GELAAC PREMIUM ASSET TRUST SERIES 00-7+++/-                          5.74          09/08/2007          18,750,793
      7,250,000   KESTREL FUNDING US LLC SERIES MTN+++/-                               5.33          09/21/2007           7,249,934
      7,000,000   LIBERTY LIGHT US CAPITAL+++/-                                        5.32          04/02/2008           6,998,826
     14,000,000   PYXIS MASTER TRUST SERIES 2007-1+++/-                                5.56          12/20/2007          14,000,000
     18,000,000   PYXIS MASTER TRUST SERIES 2007-3+++/-                                5.52          11/27/2007          18,000,000
     13,000,000   SEDNA FINANCE INCORPORATED+++/-                                      5.32          10/12/2007          12,999,800
     24,000,000   SEDNA FINANCE INCORPORATED SERIES MTN++                              5.35          05/29/2008          24,000,000
      7,000,000   VETRA FINANCE INCORPORATED SERIES MTN+++/-                           5.33          12/06/2007           6,999,822
      8,000,000   ZELA FINANCE INCORPORATED SERIES MTN+++/-                            5.33          12/07/2007           7,999,790

TOTAL MEDIUM TERM NOTES (COST $157,999,070)                                                                             157,999,070
                                                                                                                    ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                    Wells Fargo Advantage Money Market Trusts 19


MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
PROMISSORY NOTES: 1.13%
     30,000,000   GOLDMAN SACHS GROUP INCORPORATED+++/-(I)                             5.38%         01/28/2008      $   30,000,000

TOTAL PROMISSORY NOTES (COST $30,000,000)                                                                                30,000,000
                                                                                                                    ---------------

SECURED MASTER NOTE AGREEMENT: 3.16%
     27,400,000   BANC OF AMERICA SECURITIES LLC+/-                                    5.44          09/09/2034          27,400,000
     56,700,000   CITIGROUP GLOBAL MARKETS INCORPORATED+++/-                           5.45          09/09/2049          56,700,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $84,100,000)                                                                   84,100,000
                                                                                                                    ---------------

TIME DEPOSITS: 8.59%
     78,000,000   CITIBANK NA (NASSAU)                                                 5.00          09/04/2007          78,000,000
     68,000,000   DEXIA BANK SA (BRUSSELS)                                             5.38          09/04/2007          68,000,000
     28,000,000   FORTIS BANK (GRAND CAYMAN)                                           5.40          09/04/2007          28,000,000
     55,000,000   ROYAL BANK OF SCOTLAND PLC                                           5.13          09/04/2007          55,000,000

TOTAL TIME DEPOSITS (COST $229,000,000)                                                                                 229,000,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS: 9.01%
     10,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $10,005,978)                              5.38          09/04/2007          10,000,000
     10,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $10,006,000)                   5.40          09/04/2007          10,000,000
     11,157,843   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $11,164,538)                   5.40          09/04/2007          11,157,843
     67,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $67,040,572)                   5.45          09/04/2007          67,000,000
     34,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $34,020,627)                              5.46          09/04/2007          34,000,000
     54,000,000   LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $54,032,760)                   5.46          09/04/2007          54,000,000
     54,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $54,032,760)                   5.46          09/04/2007          54,000,000

TOTAL REPURCHASE AGREEMENTS (COST $240,157,843)                                                                         240,157,843
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,687,424,914)*                                    100.85%                                                   $ 2,687,424,914
OTHER ASSETS AND LIABILITIES, NET                          (0.85)                                                       (22,552,174)
                                                          ------                                                    ---------------
TOTAL NET ASSETS                                          100.00%                                                   $ 2,664,872,740
                                                          ------                                                    ---------------

--------------------------------------------------------------------------------

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

SS. These securities are subject to a demand feature which reduces the effective maturity.

(i)   Illiquid security.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

20 Wells Fargo Advantage Money Market Trusts

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER: 11.51%
$     1,000,000   BOSTON WATER & SEWER SERIES A                                        3.70%         12/13/2007     $     1,000,000
        500,000   CITY OF HOUSTON TX SERIES E                                          3.74          10/10/2007             500,000
      1,300,000   CITY OF HOUSTON TX SERIES E                                          3.74          10/11/2007           1,300,000
      2,070,000   DISTRICT OF COLUMBIA SERIES 00                                       3.70          11/06/2007           2,070,000
        885,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990                3.75          10/17/2007             885,000
      1,450,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                3.72          09/13/2007           1,450,000
        750,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                3.74          09/13/2007             750,000
        388,000   JOHNS HOPKINS UNIVERSITY SERIES B                                    3.74          09/12/2007             388,000
      2,200,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY SERIES
                  EE                                                                   3.68          09/11/2007           2,200,000
      2,145,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY SERIES
                  EE                                                                   3.62          09/12/2007           2,145,000
      1,015,000   PALM BEACH COUNTY SCHOOL DISTRICT                                    3.77          01/16/2008           1,015,000
      3,000,000   ROCHESTER MN HEALTH CARE SERIES 00-B                                 3.65          12/13/2007           3,000,000
      3,000,000   ROCHESTER MN HEALTH CARE SERIES 92-B                                 3.65          12/13/2007           3,000,000
      1,100,000   SAN ANTONIO ELECTRIC & GAS SERIES A                                  3.70          10/11/2007           1,100,000
        850,000   SAN ANTONIO ELECTRIC & GAS SERIES A                                  3.74          10/11/2007             850,000
      1,570,000   UNIVERSITY OF TEXAS SYSTEM SERIES A                                  3.74          10/10/2007           1,570,000

TOTAL COMMERCIAL PAPER (COST $23,223,000)                                                                                23,223,000
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES: 90.81%

ALABAMA: 1.10%
        585,000   COLUMBIA AL IDA SERIES B (PCR)SS.+/-                                 4.00          05/01/2022             585,000
      1,050,000   MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
                  SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, REGIONS BANK LOC)SS.+/-                                     3.97          09/01/2024           1,050,000
        590,000   PELL CITY AL NOLAND HEALTH SERVICES (HCFR, ALLIED IRISH BANK
                  PLC LOC)SS.+/-                                                       4.00          10/01/2025             590,000

                                                                                                                          2,225,000
                                                                                                                    ---------------

ALASKA: 2.77%
      5,580,000   VALDEZ AK MARINE TERMINAL REVENUE BONDS EXXON PIPELINE
                  PROJECT SERIES 1985 (IDR LOC)SS.+/-                                  3.94          07/01/2037           5,580,000
                                                                                                                    ---------------

ARIZONA: 0.33%
        670,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED)SS.+/-                                                       4.00          04/15/2030             670,000
                                                                                                                    ---------------

CALIFORNIA: 0.05%
        100,000   CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                  (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                             3.99          01/01/2012             100,000
                                                                                                                    ---------------

COLORADO: 1.74%
      1,600,000   ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)
                  SS.+/-                                                               3.80          11/01/2020           1,600,000
      1,905,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)
                  SS.+/-                                                               4.05          01/01/2025           1,905,000

                                                                                                                          3,505,000
                                                                                                                    ---------------

DELAWARE: 1.97%
      3,175,000   DELAWARE TRANSPORTATION AUTHORITY (TRANSPORTATION REVENUE,
                  MBIA INSURED)SS.+/-                                                  4.07          07/01/2025           3,175,000
        800,000   KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                             3.97          07/01/2036             800,000

                                                                                                                          3,975,000
                                                                                                                    ---------------

DISTRICT OF COLUMBIA: 0.71%
      1,440,000   DEUTSCHE BANK SPEARS LIFERS TRUST 255 (TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                       4.03          10/01/2025           1,440,000
                                                                                                                    ---------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                    Wells Fargo Advantage Money Market Trusts 21


NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FLORIDA: 7.80%
$       100,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                  SERIES A (HCFR, BNP PARIBAS LOC)SS.+/-                               3.98%         10/01/2032     $       100,000
        650,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                  (OTHER REVENUE, FNMA INSURED)SS.+/-                                  4.00          04/15/2036             650,000
      2,000,000   FLORIDA HFA (MFHR, FHLMC INSURED)SS.+/-                              4.00          12/01/2013           2,000,000
      1,845,000   FLORIDA HOUSING FINANCE CORPORATION SERIES B (HOUSING
                  REVENUE, MBIA INSURED)SS.+/-                                         4.02          01/01/2016           1,845,000
        410,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HCFR, WACHOVIA BANK LOC)SS.+/-                                      4.12          12/01/2014             410,000
      2,060,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY CHARITY OB GROUP
                  C (HOSPITAL REVENUE, MBIA INSURED)SS.+/-                             3.98          08/15/2019           2,060,000
      1,885,000   JEA FL SERIES B (WATER & SEWER REVENUE, XLCA COMPANY
                  INSURED)SS.+/-                                                       3.92          10/01/2036           1,885,000
      2,405,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                  BANK OF AMERICA NA LOC)SS.+/-                                        4.02          05/01/2027           2,405,000
        620,000   PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
                  (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-               3.97          03/01/2027             620,000
      1,165,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-            3.97          05/01/2025           1,165,000
      2,600,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                  (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                             4.00          10/01/2041           2,600,000

                                                                                                                         15,740,000
                                                                                                                    ---------------

ILLINOIS: 8.34%
      2,860,000   CHANNAHON IL MORRIS HOSPITAL SERIES A (HCFR, US BANK NA LOC)
                  SS.+/-                                                               3.97          12/01/2023           2,860,000
      2,300,000   CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)
                  SS.+/-                                                               4.02          01/01/2027           2,300,000
      2,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
                  PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC)SS.+/-                                               3.97          06/01/2035           2,000,000
      2,515,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                  PROJECT(OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-         3.97          03/01/2028           2,515,000
      1,700,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
                  REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-                       3.97          02/01/2035           1,700,000
      1,800,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                       4.03          11/01/2012           1,800,000
      1,300,000   ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)SS.+/-             4.03          05/01/2012           1,300,000
      2,350,000   WESTERN SPRINGS IL SPECIAL ASSESSMENT TIMBER TRAILS PROJECT
                  (OTHER REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                  3.97          12/01/2025           2,350,000

                                                                                                                         16,825,000
                                                                                                                    ---------------

INDIANA: 5.26%
      3,314,000   CRAWFORDSVILLE INDUSTRIAL ECONOMIC DEVELOPMENT REVENUE AUTUMN
                  WOODS APARTMENTS SERIES A (HOUSING REVENUE, FHLB INSURED)
                  SS.+/-                                                               4.04          01/01/2030           3,314,000
      2,500,000   DECATUR TOWNSHIP MARION COUNTY IN MULTI-SCHOOL BUILDING
                  CORPORATION (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.+/-           4.03          07/15/2019           2,500,000
        400,000   HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                  REVENUE, MBIA INSURED)SS.+/-                                         4.03          07/15/2012             400,000
         65,000   INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL (HCFR
                  LOC)SS.+/-                                                           3.95          01/01/2020              65,000
      1,245,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                  SERIES A (HCFR, US BANK NA LOC)SS.+/-                                4.03          10/01/2032           1,245,000
        995,000   INDIANA PROJECT A (HFFA REVENUE, COMERCIA BANK CA LOC)SS.+/-         4.03          01/01/2035             995,000
      1,600,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST.
                  MARY PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK ONE INDIANA
                  NA LOC)SS.+/-                                                        3.97          02/15/2026           1,600,000
        495,000   INDIANA STATE UNIVERSITY OF INDIANAPOLIS (COLLEGE &
                  UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)SS.+/-                      4.03          10/01/2030             495,000

                                                                                                                         10,614,000
                                                                                                                    ---------------

22 Wells Fargo Advantage Money Market Trusts

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
IOWA: 3.79%
$     3,000,000   IOWA FINANCE AUTHORITY HEALTH SYSTEM SERIES A (HCFR, MBIA
                  INSURED) SS.                                                          5.13%        07/01/2008    $      3,091,369
        435,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)
                  SS.+/-                                                                4.03         03/01/2036             435,000
        400,000   IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL FACILITIES
                  REVENUE LOC)SS.+/-                                                    3.98         06/01/2033             400,000
      1,285,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT
                  A (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                            4.03         06/01/2039           1,285,000
        300,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC)SS.+/-                                                4.03         05/01/2029             300,000
        600,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                  (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                              3.98         04/01/2033             600,000
      1,540,000   IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
                  (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)             4.25         01/25/2008           1,543,902

                                                                                                                          7,655,271
                                                                                                                   ----------------
KENTUCKY: 2.12%
      2,820,000   CHRISTIAN COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST
                  SERIES B (OTHER REVENUE, US BANK NA LOC)SS.+/-                        3.96         08/01/2037           2,820,000
      1,450,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER
                  REVENUE)                                                              4.50         06/26/2008           1,458,931

                                                                                                                          4,278,931
                                                                                                                   ----------------
LOUISIANA: 1.29%
      1,110,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)SS.+/-          4.05         09/01/2033           1,110,000
      1,500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER ATHLETIC
                  FOUNDATION PROJECT (COLLEGE & UNIVERSITY REVENUE)SS.+/-               3.93         09/01/2034           1,500,000

                                                                                                                          2,610,000
                                                                                                                   ----------------
MASSACHUSETTS: 0.25%
        500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                  BROWN & NICHOLS(ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                  BANK LOC)SS.+/-                                                       4.01         06/01/2036             500,000
                                                                                                                   ----------------
MICHIGAN: 5.67%
      1,345,000   DETROIT MI (WATER REVENUE, MBIA INSURED)SS.+/-                        4.05         01/01/2011           1,345,000
        445,000   EASTERN MICHIGAN UNIVERSITY SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, XLCA COMPANY INSURED)SS.+/-                                  3.98         06/01/2036             445,000
        840,000   GRAND RAPIDS MI ECONOMIC DEVELOPMENT CORPORATION CORNERSTONE
                  UNIVERSITY(COLLEGE & UNIVERSITY REVENUE, NATIONAL CITY BANK)
                  SS.+/-                                                                4.03         05/01/2034             840,000
        860,000   JACKSON COUNTY MI HOSPITAL FINANCE AUTHORITY WA FOOTE
                  MEMORIAL HOSPITAL SERIES B(HOSPITAL REVENUE)SS.+/-                    3.99         06/01/2032             860,000
      1,300,000   MICHIGAN SERIES B2 (OTHER REVENUE, SCOTIABANK LOC)                    4.50         08/20/2008           1,309,849
      1,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                  HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)
                  SS.+/-                                                                4.03         01/01/2034           1,000,000
      3,975,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH
                  CREDIT (HOSPITAL REVENUE, CIFG INSURED)SS.+/-                         3.95         11/01/2040           3,975,000
        575,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
                  PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK
                  LOC)SS.+/-                                                            3.96         09/01/2022             575,000
      1,100,000   OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                  OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                             3.97         08/01/2020           1,100,000

                                                                                                                         11,449,849
                                                                                                                   ----------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                    Wells Fargo Advantage Money Market Trusts 23


NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA: 7.16%
$     1,460,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR,
                  FIRSTAR BANK NA LOC)SS.+/-                                            4.03%        12/01/2014    $      1,460,000
        100,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)
                  SS.+/-                                                                4.00         07/15/2030             100,000
        305,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                  YORK LOC)SS.+/-                                                       3.98         11/01/2035             305,000
        625,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)SS.+/-                 3.95         12/01/2029             625,000
        735,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED)SS.+/-                                 4.00         05/15/2035             735,000
      1,050,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                4.05         10/01/2031           1,050,000
      1,670,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                 4.06         01/01/2023           1,670,000
      1,000,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                  PROGRAM CERTIFICATES(EDUCATIONAL FACILITIES REVENUE)                  4.50         08/28/2008           1,008,131
      1,500,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                5.00         11/01/2007           1,502,785
      3,150,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                  SCHOLASTICA SERIES 6A(HOUSING REVENUE, MARSHALL & ISLEY BANK
                  LOC)SS.+/-                                                            3.98         12/01/2034           3,150,000
        310,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  3.96         04/01/2027             310,000
        690,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-            4.03         11/01/2022             690,000
      1,540,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                  (WATER REVENUE LOC)SS.+/-                                             3.95         12/01/2012           1,540,000
        310,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                      4.03         03/01/2012             310,000

                                                                                                                         14,455,916
                                                                                                                   ----------------
MISSOURI: 3.16%
      1,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE &
                  UNIVERSITY REVENUE, ABN AMRO BANK NV LOC)SS.+/-                       4.02         01/15/2015           1,000,000
        810,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                  INSURED)SS.+/-                                                        3.99         08/01/2035             810,000
      3,400,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
                  FIFTH THIRD BANK LOC)SS.+/-                                           4.00         01/01/2030           3,400,000
      1,155,000   MISSOURI STATE PUBLIC UTILITIES COMMUNITY (OTHER REVENUE)             4.75         09/01/2008           1,165,537

                                                                                                                          6,375,537
                                                                                                                   ----------------
NEVADA: 2.09%
        715,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                  FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)SS.+/-                                                            3.96         01/01/2037             715,000
      1,705,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                  YORK LOC)SS.+/-                                                       3.96         10/01/2035           1,705,000
      1,570,000   TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879(WATER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                        4.03         07/01/2014           1,570,000
        230,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.03         06/01/2020             230,000

                                                                                                                          4,220,000
                                                                                                                   ----------------
NEW HAMPSHIRE: 2.12%
      1,600,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  4.00         09/01/2036           1,600,000
        620,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                             3.99         01/01/2037             620,000
      2,050,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)SS.+/-                                        4.04         01/01/2030           2,050,000

                                                                                                                          4,270,000
                                                                                                                   ----------------

24 Wells Fargo Advantage Money Market Trusts

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
NEW JERSEY: 0.49%
$       995,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4036
                  (TRANSPORTATION REVENUE, AMBAC INSURED) SS.+/-                        4.00%        01/01/2025    $        995,000
                                                                                                                   ----------------
OHIO: 2.60%
      2,335,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
                  (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-                          4.01         03/01/2036           2,335,000
      1,908,000   HAMILTON OH AFFORDABLE HOUSING SERIES B (HOUSING REVENUE, FHLB
                  INSURED) SS.+/-                                                       4.05         01/01/2035           1,908,000
      1,000,000   OHIO STATE HIGHER EDUCATION AUTHORITY CLEVELAND INSTITUTE OF
                  MUSIC PROJECT(EDUCATIONAL FACILITIES REVENUE, NATIONAL CITY
                  BANK) SS.+/-                                                          4.03         05/01/2030           1,000,000

                                                                                                                          5,243,000
                                                                                                                   ----------------
OKLAHOMA: 3.27%
      5,000,000   OKLAHOMA STATE CAPITAL IMPROVEMENT AUTHORITY HIGHER EDUCATION
                  PROJECTS SERIES D3(LEASE REVENUE, CIFG INSURED)SS.+/-                 3.93         07/01/2033           5,000,000
      1,590,000   PAYNE COUNTY OK ECONOMICAL DEVELOPMENT AUTHORITY PHASE III
                  PROJECT (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)SS.+/-         3.98         07/01/2032           1,590,000

                                                                                                                          6,590,000
                                                                                                                   ----------------
OREGON: 0.42%
        305,000   MEDFORD OR HOSPITAL FACILITIES AUTHORITY CASCADE MANOR PROJECT
                  (HCFR, KBC BANK NV LOC)SS.+/-                                         3.96         07/01/2036             305,000
        535,000   OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                  SERVICES LOC)SS.+/-                                                   4.09         05/01/2010             535,000

                                                                                                                            840,000
                                                                                                                   ----------------
OTHER: 1.69%
      2,000,000   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20004202 CLASS A (LEASE
                  REVENUE LOC, AMBAC INSURED)SS.+/-                                     4.04         10/01/2027           2,000,000
        999,939   EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO -
                  STATES, TERRITORIES, FGIC INSURED)SS.+/-                              4.04         02/01/2027             999,939
        400,000   RESET OPTION CERTIFICATES TRUST II-R (SEWER REVENUE, FGIC
                  INSURED)SS.+/-                                                        4.03         11/01/2031             400,000

                                                                                                                          3,399,939
                                                                                                                   ----------------
PENNSYLVANIA: 2.07%
        775,000   PENNSYLVANIA EDFA TREASURY DEPARTMENT HOSPITAL ENHANCEMENT
                  LOAN PROGRAM A2(HOSPITAL REVENUE, NATIONAL CITY BANK)SS.+/-           4.03         06/01/2011             775,000
        450,000   PENNSYLVANIA HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                  3.98         07/01/2034             450,000
        830,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
                  (OTHER REVENUE LOC)SS.+/-                                             3.98         11/01/2036             830,000
      1,300,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C
                  (TRANSPORTATION REVENUE, AMBAC INSURED)SS.+/-                         3.97         12/01/2022           1,300,000
        825,000   PHILADELPHIA PA SCHOOL DISTRICT TRAN SERIES A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)                                               4.50         06/27/2008             830,052

                                                                                                                          4,185,052
                                                                                                                   ----------------
SOUTH CAROLINA: 2.13%
      1,295,000   SOUTH CAROLINA STATE PUBLIC SERVICES AUTHORITY (OTHER REVENUE,
                  MBIA INSURED)SS.+/-                                                   4.09         01/01/2022           1,295,000
      2,995,000   SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE (OTHER REVENUE,
                  AMBAC INSURED)SS.+/-                                                  4.06         04/01/2012           2,995,000

                                                                                                                          4,290,000
                                                                                                                   ----------------

Portfolio of Investments--August 31, 2007 (Unaudited)

                                    Wells Fargo Advantage Money Market Trusts 25


NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
TENNESSEE: 2.69%
$     2,675,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BOND FUND (OTHER REVENUE, BANK OF AMERICA NA LOC) SS.+/-              3.96%        01/01/2033    $      2,675,000
      1,960,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  DISTRICT ENERGY (OTHER REVENUE, AMBAC INSURED) SS.+/-                 4.03         10/01/2022           1,960,000
        800,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
                  (OTHER REVENUE, WACHOVIA BANK LOC) SS.+/-                             4.02         10/01/2022             800,000

                                                                                                                          5,435,000
                                                                                                                   ----------------
TEXAS: 12.89%
      1,800,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                      4.02         02/01/2014           1,800,000
      1,000,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
                  PROJECT (HOUSING REVENUE, FHLMC INSURED)SS.+/-                        4.00         09/01/2036           1,000,000
      3,360,000   COMAL TX INDEPENDENT SCHOOL DISTRICT P FLOATS PT 3917 (TAX
                  REVENUE, MERRILL LYNCH CAPITAL SERVICES LOC)SS.+/-                    4.06         02/01/2034           3,360,000
        725,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                  SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.+/-              4.05         11/15/2030             725,000
      2,000,000   HOUSTON TX FINANCE CORPORATION ROCS RR II R-850 (HOUSING
                  REVENUE, FHLMC INSURED)SS.+/-                                         4.04         05/01/2033           2,000,000
      1,100,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                  SOCIETE GENERALE LOC)SS.+/-                                           4.02         11/15/2029           1,100,000
      2,495,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                  INSURED)SS.+/-                                                        4.07         12/01/2023           2,495,000
      2,700,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
                  COMPANY PROJECT (IDR, UBC AG LOC)SS.+/-                               3.92         12/01/2009           2,700,000
      1,105,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                     3.96         11/01/2026           1,105,000
      3,635,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  DEXIA INSURED)SS.+/-                                                  3.98         08/01/2037           3,635,000
      1,050,000   SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)SS.+/-           3.94         05/15/2033           1,050,000
      5,000,000   TEXAS STATE TRAN (OTHER REVENUE)                                      4.50         08/28/2008           5,037,920

                                                                                                                         26,007,920
                                                                                                                   ----------------
VIRGINIA: 1.00%
      2,020,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE, FNMA
                  INSURED)SS.+/-                                                        3.94         11/15/2032           2,020,000
                                                                                                                   ----------------
WASHINGTON: 1.13%
        420,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
                  LOC)SS.+/-                                                            4.05         12/01/2021             420,000
        250,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)SS.+/-                                                  4.00         07/01/2035             250,000
      1,600,000   WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
                  PROJECT (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-               3.95         04/01/2034           1,600,000

                                                                                                                          2,270,000
                                                                                                                   ----------------
WISCONSIN: 2.71%
      2,410,000   WISCONSIN STATE (PROPERTY TAX REVENUE, GO OF AUTHORITY)               5.00         05/01/2008           2,429,162
        900,000   WISCONSIN STATE HEFAR AURORA HEALTH CARE SERIES C (HCFR,
                  MARSHALL & ISLEY BANK LOC)SS.+/-                                      3.98         04/01/2028             900,000
      1,040,000   WISCONSIN STATE HEFAR HOSPICE CARE HOLDINGS INCORPORATED (HCFR
                  LOC)SS.+/-                                                            3.96         05/01/2030           1,040,000
      1,100,000   WISCONSIN STATE HEFAR LUTHERAN COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                             4.03         06/01/2033           1,100,000

                                                                                                                          5,469,162
                                                                                                                   ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $183,234,577)                                                                       183,234,577
                                                                                                                   ----------------

26 Wells Fargo Advantage Money Market Trusts

                           Portfolio of Investments--August 31, 2007 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $206,457,577)*                          102.32%                                                              $    206,457,577

OTHER ASSETS AND LIABILITIES, NET              (2.32)                                                                    (4,672,928)
                                              ------                                                               ----------------

TOTAL NET ASSETS                              100.00%                                                              $    201,784,649
                                              ------                                                               ----------------

--------------------------------------------------------------------------------
SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

28 Wells Fargo Advantage Money Market Trusts

               Statements of Assets and Liabilities--August 31, 2007 (Unaudited)


                                                                                  California                          National
                                                                                Tax-Free Money        Money        Tax-Free Money
                                                                                 Market Trust      Market Trust     Market Trust
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ........................................   $  598,152,270   $ 2,447,267,071   $  206,457,577
      Repurchase agreements .................................................                0       240,157,843                0
                                                                                -------------------------------------------------
   Total investments at market value (see cost below) .......................      598,152,270     2,687,424,914      206,457,577
                                                                                -------------------------------------------------
   Cash .....................................................................           69,563            50,000           54,358
   Receivables for interest .................................................        3,002,806         6,210,270        1,110,663
                                                                                -------------------------------------------------
Total assets ................................................................      601,224,639     2,693,685,184      207,622,598
                                                                                -------------------------------------------------

LIABILITIES
   Payable for investments purchased ........................................                0        14,775,913        5,037,920
   Dividends payable ........................................................        1,849,770        13,447,916          738,660
   Payable to investment advisor and affiliates (Note 3) ....................           99,396           480,607           34,304
   Accrued expenses and other liabilities ...................................          123,232           108,008           27,065
                                                                                -------------------------------------------------
Total liabilities ...........................................................        2,072,398        28,812,444        5,837,949
                                                                                -------------------------------------------------
TOTAL NET ASSETS ............................................................   $  599,152,241   $ 2,664,872,740   $  201,784,649
                                                                                =================================================

NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $  599,157,861   $ 2,664,877,352   $  201,817,401
   Undistributed net investment income (loss) ...............................                1                 2              920
   Undistributed net realized gain (loss) on investments ....................           (5,621)           (4,614)         (33,672)
                                                                                -------------------------------------------------
TOTAL NET ASSETS ............................................................   $  599,152,241   $ 2,664,872,740   $  201,784,649
                                                                                =================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets ...............................................................   $  599,152,241   $ 2,664,872,740   $  201,784,649
   Shares outstanding .......................................................      599,145,186     2,664,955,674      201,810,837
   Net asset value and offering price per share .............................   $         1.00   $          1.00   $         1.00
                                                                                -------------------------------------------------

Investments at cost .........................................................   $  598,152,270   $ 2,687,424,914   $  206,457,577
                                                                                -------------------------------------------------

--------------------------------------------------------------------------------
1    Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended August 31, 2007 (Unaudited)

                                    Wells Fargo Advantage Money Market Trusts 29


                                                                                  California                         National
                                                                                Tax-Free Money       Money         Tax-Free Money
                                                                                 Market Trust     Market Trust      Market Trust
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .................................................................   $   10,045,478   $    73,678,130   $    5,105,152
                                                                                -------------------------------------------------
Total investment income .....................................................       10,045,478        73,678,130        5,105,152
                                                                                -------------------------------------------------

EXPENSES
   Administration fees ......................................................          467,282         2,315,269          233,350
   Custody fees .............................................................           54,974           272,385           27,453
   Accounting fees ..........................................................           23,165            74,256           16,697
   Professional fees ........................................................           12,783            29,181           14,702
   Registration fees ........................................................            1,500             1,500            2,650
   Shareholder reports ......................................................            3,422            21,432            1,500
   Trustees' fees ...........................................................            4,478             4,478            4,478
   Other fees and expenses ..................................................            5,859            27,731            4,381
                                                                                -------------------------------------------------
Total expenses ..............................................................          573,463         2,746,232          305,211
                                                                                -------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .............................          (23,552)          (22,292)         (30,682)
   Net expenses .............................................................          549,911         2,723,940          274,529
                                                                                -------------------------------------------------
Net investment income (loss) ................................................        9,495,567        70,954,190        4,830,623
                                                                                -------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........           21,655            22,688           (1,913)
                                                                                -------------------------------------------------
Net realized gain (loss) from investments ...................................           21,655            22,688           (1,913)
                                                                                -------------------------------------------------
Net realized and unrealized gain (loss) on investments ......................           21,655            22,688           (1,913)
                                                                                -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $    9,517,222   $    70,976,878   $    4,828,710
                                                                                =================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

30 Wells Fargo Advantage Money Market Trusts

                                             Statements of Changes in Net Assets


                                                                                              CALIFORNIA TAX-FREE MONEY MARKET TRUST
                                                                                              --------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended          For the
                                                                                               August 31, 2007         Year Ended
                                                                                                 (Unaudited)       February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................................   $    573,292,623     $    485,163,776

OPERATIONS
   Net investment income (loss) ...........................................................          9,495,567           16,790,402
   Net realized gain (loss) on investments ................................................             21,655                1,427
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................          9,517,222           16,791,829
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..................................................................         (9,495,566)         (16,793,202)
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................         (9,495,566)         (16,793,202)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..............................................................      1,238,355,996                   NA
   Reinvestment of distributions ..........................................................            281,954                   NA
   Cost of shares redeemed ................................................................     (1,212,799,988)                  NA
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction ............         25,837,962           88,130,220
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         25,859,618           88,128,847
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $    599,152,241     $    573,292,623
                                                                                              =====================================

SHARES ISSUED AND REDEEMED
   Shares sold ............................................................................      1,238,355,997        2,411,572,753
   Shares issued in reinvestment of distributions .........................................            281,954              583,773
   Shares redeemed ........................................................................     (1,212,799,988)      (2,324,026,307)
                                                                                              -------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions ...         25,837,963           88,130,219
                                                                                              -------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................   $              1     $              0
                                                                                              =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                    Wells Fargo Advantage Money Market Trusts 31


                                                                                                        MONEY MARKET TRUST
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                               August 31, 2007        Year Ended
                                                                                                 (Unaudited)       February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................................   $  2,674,810,147     $  2,599,057,738

OPERATIONS
   Net investment income (loss) ...........................................................         70,954,190          142,575,526
   Net realized gain (loss) on investments ................................................             22,688                2,885
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................         70,976,878          142,578,411
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..................................................................        (70,954,190)        (142,581,309)
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................        (70,954,190)        (142,581,309)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..............................................................     26,566,163,774       23,862,815,124
   Reinvestment of distributions ..........................................................                 96                  218
   Cost of shares redeemed ................................................................    (26,576,123,965)     (23,787,060,035)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction ............         (9,960,095)          75,755,307
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         (9,937,407)          75,752,409
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $  2,664,872,740     $  2,674,810,147
                                                                                              =====================================

SHARES ISSUED AND REDEEMED
   Shares sold ............................................................................     26,566,163,775       23,862,815,123
   Shares issued in reinvestment of distributions .........................................                 96                  218
   Shares redeemed ........................................................................    (26,576,123,965)     (23,787,060,035)
                                                                                              -------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions ...         (9,960,094)          75,755,306
                                                                                              -------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................   $              2     $              2
                                                                                              =====================================


                                                                                              NATIONAL TAX-FREE MONEY MARKET TRUST
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended         For the
                                                                                               August 31, 2007        Year Ended
                                                                                                 (Unaudited)       February 28, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................................   $    295,865,371     $    599,064,322

OPERATIONS
   Net investment income (loss) ...........................................................          4,830,623           14,372,602
   Net realized gain (loss) on investments ................................................             (1,913)               3,324
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................          4,828,710           14,375,926
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..................................................................         (4,830,623)         (14,374,356)
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................         (4,830,623)         (14,374,356)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..............................................................      1,469,877,774        3,329,980,447
   Reinvestment of distributions ..........................................................             97,377              223,188
   Cost of shares redeemed ................................................................     (1,564,053,960)      (3,633,404,156)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction ............        (94,078,809)        (303,200,521)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................        (94,080,722)        (303,198,951)
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $    201,784,649     $    295,865,371
                                                                                              =====================================

SHARES ISSUED AND REDEEMED
   Shares sold ............................................................................      1,469,877,774        3,329,980,445
   Shares issued in reinvestment of distributions .........................................             97,377              223,188
   Shares redeemed ........................................................................     (1,564,053,960)      (3,633,404,156)
                                                                                              -------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions ...        (94,078,809)        (303,200,523)
                                                                                              -------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................   $            920     $            920
                                                                                              =====================================

32 Wells Fargo Advantage Money Market Trusts                Financial Highlights


                                                                            Beginning                  Net Realized   Distributions
                                                                            Net Asset       Net       and Unrealized    from Net
                                                                            Value Per    Investment    Gain (Loss)     Investment
                                                                              Share    Income (Loss)  on Investments     Income
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00         0.02           0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00         0.03           0.00          (0.03)
April 1, 2005 to February 28, 2006 3 .....................................    $1.00         0.02           0.00          (0.02)
April 1, 2004 to March 31, 2005 ..........................................    $1.00         0.01           0.00          (0.01)
April 1, 2003 to March 31, 2004 ..........................................    $1.00         0.01           0.00          (0.01)
April 1, 2002 to March 31, 2003 ..........................................    $1.00         0.01           0.00          (0.01)

MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00         0.03           0.00          (0.03)
March 1, 2006 to February 28, 2007 .......................................    $1.00         0.05           0.00          (0.05)
April 1, 2005 to February 28, 2006 3 .....................................    $1.00         0.03           0.00          (0.03)
April 1, 2004 to March 31, 2005 ..........................................    $1.00         0.02           0.00          (0.02)
April 1, 2003 to March 31, 2004 ..........................................    $1.00         0.01           0.00          (0.01)
April 1, 2002 to March 31, 2003 ..........................................    $1.00         0.02           0.00          (0.02)

NATIONAL TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) .............................    $1.00         0.02           0.00          (0.02)
March 1, 2006 to February 28, 2007 .......................................    $1.00         0.03           0.00          (0.03)
April 1, 2005 to February 28, 2006 3 .....................................    $1.00         0.02           0.00          (0.02)
April 1, 2004 to March 31, 2005 ..........................................    $1.00         0.01           0.00          (0.01)
April 1, 2003 to March 31, 2004 ..........................................    $1.00         0.01           0.00          (0.01)
April 1, 2002 to March 31, 2003 ..........................................    $1.00         0.01           0.00          (0.01)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                Wells Fargo Advantage Money Market Trusts 33

                                                                             Ending     Ratio to Average Net Assets (Annualized) 1
                                                            Distributions   Net Asset  --------------------------------------------
                                                               from Net     Value Per  Net Investment    Gross   Expenses    Net
                                                            Realized Gains    Share    Income (Loss)   Expenses   Waived   Expenses
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) .............       0.00         $1.00        3.47%         0.21%    (0.01)%   0.20%
March 1, 2006 to February 28, 2007 .......................       0.00         $1.00        3.26%         0.21%    (0.01)%   0.20%
April 1, 2005 to February 28, 2006 3 .....................       0.00         $1.00        2.43%         0.21%    (0.01)%   0.20%
April 1, 2004 to March 31, 2005 ..........................       0.00         $1.00        1.24%         0.21%    (0.01)%   0.20%
April 1, 2003 to March 31, 2004 ..........................       0.00         $1.00        0.81%         0.21%    (0.01)%   0.20%
April 1, 2002 to March 31, 2003 ..........................       0.00         $1.00        1.16%         0.24%    (0.04)%   0.20%

MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) .............       0.00         $1.00        5.22%         0.20%     0.00%    0.20%
March 1, 2006 to February 28, 2007 .......................       0.00         $1.00        5.03%         0.20%     0.00%    0.20%
April 1, 2005 to February 28, 2006 3 .....................       0.00         $1.00        3.53%         0.20%     0.00%    0.20%
April 1, 2004 to March 31, 2005 ..........................       0.00         $1.00        1.59%         0.20%     0.00%    0.20%
April 1, 2003 to March 31, 2004 ..........................       0.00         $1.00        0.98%         0.21%    (0.01)%   0.20%
April 1, 2002 to March 31, 2003 ..........................       0.00         $1.00        1.56%         0.23%    (0.03)%   0.20%

NATIONAL TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) .............       0.00         $1.00        3.51%         0.22%    (0.02)%   0.20%
March 1, 2006 to February 28, 2007 .......................       0.00         $1.00        3.31%         0.21%    (0.01)%   0.20%
April 1, 2005 to February 28, 2006 3 .....................       0.00         $1.00        2.49%         0.21%    (0.01)%   0.20%
April 1, 2004 to March 31, 2005 ..........................       0.00         $1.00        1.18%         0.22%    (0.02)%   0.20%
April 1, 2003 to March 31, 2004 ..........................       0.00         $1.00        0.86%         0.21%    (0.01)%   0.20%
April 1, 2002 to March 31, 2003 ..........................       0.00         $1.00        1.28%         0.22%    (0.02)%   0.20%

                                                                       Net Assets at
                                                              Total    End of Period
                                                            Return 2  (000's omitted)
-------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) .............    1.75%      $  599,152
March 1, 2006 to February 28, 2007 .......................    3.31%      $  573,293
April 1, 2005 to February 28, 2006 3 .....................    2.26%      $  485,164
April 1, 2004 to March 31, 2005 ..........................    1.24%      $  556,885
April 1, 2003 to March 31, 2004 ..........................    0.82%      $  501,853
April 1, 2002 to March 31, 2003 ..........................    1.18%      $  830,713

MONEY MARKET TRUST
-------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) .............    2.65%      $2,664,873
March 1, 2006 to February 28, 2007 .......................    5.13%      $2,674,810
April 1, 2005 to February 28, 2006 3 .....................    3.23%      $2,599,058
April 1, 2004 to March 31, 2005 ..........................    1.61%      $2,070,151
April 1, 2003 to March 31, 2004 ..........................    1.00%      $1,448,899
April 1, 2002 to March 31, 2003 ..........................    1.58%      $1,823,970

NATIONAL TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------------
March 1, 2007 to August 31, 2007 (Unaudited) .............    1.79%      $  201,785
March 1, 2006 to February 28, 2007 .......................    3.39%      $  295,865
April 1, 2005 to February 28, 2006 3 .....................    2.30%      $  599,064
April 1, 2004 to March 31, 2005 ..........................    1.25%      $  293,653
April 1, 2003 to March 31, 2004 ..........................    0.86%      $  563,985
April 1, 2002 to March 31, 2003 ..........................    1.30%      $  507,048

34 Wells Fargo Advantage Money Market Trusts       Notes to Financial Highlights


--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     The Fund changed its fiscal year-end from March 31 to February 28.

Notes to Financial Statements       Wells Fargo Advantage Money Market Trusts 35


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust.

Each Fund, except for the California Tax-Free Money Market Trust, is a diversified series of the Trust. The California Tax-Free Money Market Trust is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

36 Wells Fargo Advantage Money Market Trusts       Notes to Financial Statements


FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2007.

At February 28, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

----------------------------------------------------------------------------------------
FUND                                        Expiration Year   Capital Loss Carryforwards
----------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST            2014                  $15,884
                                                  2015                   11,392
----------------------------------------------------------------------------------------
MONEY MARKET TRUST                                2013                   27,302
----------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST              2014                   20,143
                                                  2015                   11,616
----------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the advisory contract, Funds Management does not receive a fee for providing those services.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                                 % of Average
                                    Average Daily Net Assets   Daily Net Assets
--------------------------------------------------------------------------------
ALL Funds                               First $5 billion             0.17
                                         Next $5 billion             0.16
                                        Over $10 billion             0.15
--------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

Notes to Financial Statements       Wells Fargo Advantage Money Market Trusts 37


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
ALL FUNDS                                                            0.02
--------------------------------------------------------------------------------

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended August 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

--------------------------------------------------------------------------------
                                                                 Net Operating
                                                                Expense Ratios
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                               0.20%
--------------------------------------------------------------------------------
MONEY MARKET TRUST                                                   0.20%
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                                 0.20%
--------------------------------------------------------------------------------

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes."This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of August 31, 2007.

As of August 31, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six-month period ended August 31, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

38 Wells Fargo Advantage Money Market Trusts                   Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                 Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho         Trustee, since 1987         Education Consultant to the Director of the Institute for    None
65                                                 Executive Education of the Babcock Graduate School of
                                                   Management of Wake Forest University. Prior thereto, the
                                                   Thomas Goho Chair of Finance of Wake Forest University,
                                                   Calloway School of Business and Accountancy, from
                                                   2006-2007 and Associate Professor of Finance from
                                                   1999-2005.
-----------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon        Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal Geyser Water         None
64                     (Chairman since 2005)       Company and President of Crystal Geyser Roxane Water
                       (Lead Trustee since 2001)   Company.
-----------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach       Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach        None
74                                                 Associates (a financial consulting firm).
-----------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,  None
54                                                 University of Pennsylvania. Director of the Boettner
                                                   Center on Pensions and Retirement Research. Research
                                                   Associate and Board Member, Penn Aging Research Center.
                                                   Research Associate, National Bureau of Economic Research.
-----------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny       Trustee, since 1996         Senior Counselor to the public relations firm of             None
55                                                 Himle-Horner and Senior Fellow at the Humphrey Institute,
                                                   Minneapolis, Minnesota (a public policy organization).
-----------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.              None
67
-----------------------------------------------------------------------------------------------------------------------------------

Other Information                   Wells Fargo Advantage Money Market Trusts 39


INTERESTED TRUSTEE 3

-----------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                 Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,       None
63                                                 Chairman of Whitepoint Capital, LLC until 2004.
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                 Other Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and       None
48                                                 President of Wells Fargo Funds Management, LLC since 2003.
                                                   Senior Vice President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001 to 2003.
-----------------------------------------------------------------------------------------------------------------------------------
C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds     None
47                     Chief Legal Counsel         Management, LLC since 2001. Vice President and Managing
                       since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.
-----------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting     None
48                                                 and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                   From 2002 to 2004, Controller for Sungard Transaction
                                                   Networks. Chief Operating Officer for UMB Fund Services,
                                                   Inc. from 2004 to 2005. Director of Fund Administration
                                                   and SEC Reporting for TIAA-CREF from 2005 to 2007.
-----------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters      Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells Fargo Bank and      None
45                     since 2004                  Wells Fargo Funds Management, LLC from 1995 to 2002; Chief
                                                   Compliance Officer of Wells Fargo Funds Management, LLC
                                                   since 2004.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of August 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

40 Wells Fargo Advantage Money Market Trusts                   Other Information


BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET TRUST, MONEY MARKET TRUST
AND NATIONAL TAX-FREE MONEY MARKET TRUST

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Trust, National Tax-Free Money Market Trust and Money Market Trust (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the

Other Information                   Wells Fargo Advantage Money Market Trusts 41


median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than the median performance of its Peer Group for all time periods.

The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio for each Fund was lower than each Fund's Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and

42 Wells Fargo Advantage Money Market Trusts                   Other Information


services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations               Wells Fargo Advantage Money Market Trusts 43

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Corporation
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

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

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors:1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    106422 10-07
                                                               SMMF/SAR119 10-07

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By:  /s/ Karla M. Rabusch


                                                          Karla M. Rabusch
                                                          President

                                                     Date: October 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                    By: /s/ Karla M. Rabusch

                                                        Karla M. Rabusch
                                                        President

                                                         Date: October 19, 2007


                                                    By: /s/ Stephen W. Leonhardt

                                                        Stephen W. Leonhardt
                                                        Treasurer


                                                        Date: October 19, 2007

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: October 19, 2007

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: October 19, 2007

/s/ Stephen W. Leonhardt

-----------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: October 19, 2007
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: October 19, 2007
                                                     /s/ Stephen W. Leonhardt



                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust